UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Haborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: February 28, 2017

Item 1. Schedule of Investments.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 47.7%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc.	66	$1,590
Omnicom Group, Inc.	2,368	201,517

		203,107

Aerospace/Defense - 0.5%

AeroVironment, Inc.†#	1,661	44,880
Arconic, Inc.	141	4,059
Boeing Co.	1,790	322,612
Cubic Corp.#	1,741	91,490
General Dynamics Corp.	2	380
Lockheed Martin Corp.	86	22,926
National Presto Industries, Inc.	95	9,462
Northrop Grumman Corp.	991	244,866
Raytheon Co.	7	1,079
Spirit AeroSystems Holdings, Inc., Class A	18	1,109

		742,863

Aerospace/Defense-Equipment - 0.4%

AAR Corp.	2,104	72,420
Aerojet Rocketdyne Holdings, Inc.†	1,381	26,777
Harris Corp.	283	31,102
Kaman Corp.#	2,027	104,938
Moog, Inc., Class A†	2,079	140,499
Triumph Group, Inc.	955	26,549
United Technologies Corp.	2,308	259,765

		662,050

Agricultural Chemicals - 0.0%

Monsanto Co.	73	8,309
Mosaic Co.#	73	2,277

		10,586

Agricultural Operations - 0.2%

Andersons, Inc.	1,797	71,071
Archer-Daniels-Midland Co.	5,638	264,817

		335,888

Airlines - 0.3%

Alaska Air Group, Inc.	53	5,185
Allegiant Travel Co.	256	44,570
American Airlines Group, Inc.#	3,962	183,678
Delta Air Lines, Inc.	146	7,290
Hawaiian Holdings, Inc.†	1,040	50,596
SkyWest, Inc.	3,288	115,573
Southwest Airlines Co.	93	5,375
United Continental Holdings, Inc.†	560	41,490

		453,757

Apparel Manufacturers - 0.0%

Oxford Industries, Inc.	286	16,076
Ralph Lauren Corp.#	68	5,394

		21,470

Appliances - 0.0%

iRobot Corp.†#	1,295	73,919

Applications Software - 0.5%

Citrix Systems, Inc.†	2,387	188,454
Ebix, Inc.#	430	26,875
Microsoft Corp.	7,022	449,267
Progress Software Corp.	2,215	63,526
salesforce.com, Inc.†	88	7,159
Tangoe, Inc.†	446	2,556

		737,837

Athletic Equipment - 0.0%

Nautilus, Inc.†	597	9,612

Audio/Video Products - 0.1%

Daktronics, Inc.	3,250	30,453
Harman International Industries, Inc.	26	2,902
Universal Electronics, Inc.†#	713	48,983
Xperi Corp.	953	34,165

		116,503

Auto Repair Centers - 0.0%

Monro Muffler Brake, Inc.	634	36,455

Auto-Cars/Light Trucks - 0.0%

Ford Motor Co.	559	7,004

Auto-Heavy Duty Trucks - 0.0%

PACCAR, Inc.	105	7,015

Auto-Truck Trailers - 0.0%

Wabash National Corp.	1,226	25,930

Auto/Truck Parts & Equipment-Original - 0.3%

American Axle & Manufacturing Holdings, Inc.†	3,577	70,896
BorgWarner, Inc.	129	5,442
Cooper-Standard Holding, Inc.†	854	95,648
Delphi Automotive PLC	40	3,045
Gentherm, Inc.†	700	25,375
Lear Corp.	1,039	147,528
Superior Industries International, Inc.	1,915	42,896
Titan International, Inc.#	3,061	40,528

		431,358

Auto/Truck Parts & Equipment-Replacement - 0.1%

Dorman Products, Inc.†	592	46,271
Motorcar Parts of America, Inc.†#	357	10,128
Standard Motor Products, Inc.	1,493	71,619

		128,018

B2B/E-Commerce - 0.0%

ePlus, Inc.†	127	16,123

Banks-Commercial - 4.6%

Ameris Bancorp	1,222	59,023
Associated Banc-Corp.	2,327	59,920
BancorpSouth, Inc.	1,277	39,587
Bank of Hawaii Corp.#	673	56,842
Bank of the Ozarks, Inc.	1,413	77,333
Banner Corp.	915	53,180
BB&T Corp.	12,532	604,293
Cardinal Financial Corp.	1,141	35,645
Cathay General Bancorp, Class B	1,174	46,115
Central Pacific Financial Corp.	1,103	34,833
Chemical Financial Corp.	1,081	57,585
City Holding Co.	501	32,816
Columbia Banking System, Inc.	2,054	81,934
Commerce Bancshares, Inc.	1,317	77,729
Community Bank System, Inc.#	2,730	162,189
Cullen/Frost Bankers, Inc.	2,522	233,209
Customers Bancorp, Inc.†	3,002	103,059
CVB Financial Corp.#	3,475	82,531
East West Bancorp, Inc.	5,146	278,502
Fidelity Southern Corp.	751	17,701

First BanCorp†	10,929	69,727
First Commonwealth Financial Corp.	3,041	42,361
First Financial Bancorp	5,731	159,035
First Financial Bankshares, Inc.#	2,289	100,716
First Hawaiian, Inc.	3,366	106,635
First Horizon National Corp.	3,632	72,422
First Midwest Bancorp, Inc.	2,784	68,013
First NBC Bank Holding Co.†#	646	2,875
FNB Corp.	3,258	50,727
Fulton Financial Corp.	2,631	50,318
Glacier Bancorp, Inc.	2,630	97,100
Great Western Bancorp, Inc.	3,372	144,119
Hancock Holding Co.	1,224	58,079
Hanmi Financial Corp.	1,142	38,143
Home BancShares, Inc.	4,280	120,439
Hope Bancorp, Inc.	4,407	94,310
Independent Bank Corp./Rockland Trust Co.	935	60,775
International Bancshares Corp.	910	34,625
LegacyTexas Financial Group, Inc.	1,477	62,905
M&T Bank Corp.#	2,411	402,565
MB Financial, Inc.	1,087	48,937
NBT Bancorp, Inc.	1,497	60,449
OFG Bancorp	4,198	54,154
Old National Bancorp	11,669	214,126
Opus Bank	679	14,666
PacWest Bancorp	1,832	100,943
Pinnacle Financial Partners, Inc.	1,558	108,125
PrivateBancorp, Inc.	1,225	69,335
Prosperity Bancshares, Inc.	1,073	79,981
Regions Financial Corp.	20,576	314,196
S&T Bancorp, Inc.	1,208	42,993
ServisFirst Bancshares, Inc.	1,510	62,771
Signature Bank†	818	128,843
Simmons First National Corp., Class A	1,021	58,707
Southside Bancshares, Inc.	2,663	93,817
SVB Financial Group†	793	151,376
Synovus Financial Corp.#	1,915	80,851
TCF Financial Corp.	2,679	46,615
Texas Capital Bancshares, Inc.†	2,612	232,860
Tompkins Financial Corp.#	415	37,234
TrustCo Bank Corp. NY	11,547	96,417
Trustmark Corp.	1,022	33,767
UMB Financial Corp.	2,752	216,913
Umpqua Holdings Corp.	3,329	62,618
United Bankshares, Inc.#	4,343	194,349
United Community Banks, Inc.	2,498	72,167
Valley National Bancorp	3,843	47,538
Webster Financial Corp.	1,382	75,913
Westamerica Bancorporation	2,089	120,849
Western Alliance Bancorp†	710	36,664
Wintrust Financial Corp.	4,224	311,309
Zions Bancorporation	3,323	149,203

		7,448,601

Banks-Fiduciary - 1.2%

Bank of New York Mellon Corp.	16,970	799,966
Boston Private Financial Holdings, Inc.	8,571	147,421
Citizens Financial Group, Inc.	8,028	300,006
Northern Trust Corp.	3,265	285,198
State Street Corp.	5,663	451,398

		1,983,989

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	951	38,658

Banks-Super Regional - 4.0%

Comerica, Inc.	5,482	390,757
Fifth Third Bancorp	12,423	340,887
Huntington Bancshares, Inc.	16,689	235,982
KeyCorp	16,707	313,590
National Bank Holdings Corp., Class A#	509	16,792
PNC Financial Services Group, Inc.	7,560	961,859
SunTrust Banks, Inc.	7,708	458,549
US Bancorp	24,761	1,361,855
Wells Fargo & Co.	41,185	2,383,788

		6,464,059

Beverages-Non-alcoholic - 0.3%

Coca-Cola Co.	1,006	42,212
Dr Pepper Snapple Group, Inc.	1,261	117,828
Monster Beverage Corp.†	99	4,102
PepsiCo, Inc.	2,221	245,154

		409,296

Beverages-Wine/Spirits - 0.0%

Brown-Forman Corp., Class A	65	3,240
Brown-Forman Corp., Class B#	185	9,021

		12,261

Bicycle Manufacturing - 0.0%

Fox Factory Holding Corp.†	559	14,981

Broadcast Services/Program - 0.1%

Discovery Communications, Inc., Class C†	199	5,586
Scripps Networks Interactive, Inc., Class A	398	32,146
TiVo Corp.#	7,819	144,652
World Wrestling Entertainment, Inc., Class A#	754	15,819

		198,203

Building & Construction Products-Misc. - 0.1%

Fortune Brands Home & Security, Inc.	39	2,255
Gibraltar Industries, Inc.†	1,461	60,559
Owens Corning	957	55,975
Patrick Industries, Inc.†	279	22,278
Quanex Building Products Corp.#	657	12,844
Simpson Manufacturing Co., Inc.	789	34,053
Trex Co., Inc.†	577	39,242

		227,206

Building & Construction-Misc. - 0.1%

Aegion Corp.†	2,816	64,092
Comfort Systems USA, Inc.	712	27,163
MYR Group, Inc.†	1,539	57,728
TopBuild Corp.†	1,611	67,630

		216,613

Building Products-Air & Heating - 0.0%

AAON, Inc.	761	25,608

Building Products-Cement - 0.0%

Headwaters, Inc.†	1,455	33,465
US Concrete, Inc.†#	272	17,136

		50,601

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.#	567	32,421
Griffon Corp.#	583	14,662
PGT Innovations , Inc.†	939	9,437

		56,520

Building Products-Wood - 0.1%

Boise Cascade Co.†	2,623	71,083
Masco Corp.	262	8,850
Universal Forest Products, Inc.	392	37,558

		117,491

Building-Heavy Construction - 0.0%

Orion Group Holdings, Inc.†	2,752	25,759

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	3,538	144,315

Building-Mobile Home/Manufactured Housing - 0.0%

Cavco Industries, Inc.†	162	19,318
Winnebago Industries, Inc.	516	17,028

		36,346

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.	13	416
Installed Building Products, Inc.†	381	17,926
LGI Homes, Inc.†#	323	9,370
M/I Homes, Inc.†	473	11,163
MDC Holdings, Inc.	789	23,031
Meritage Homes Corp.†	722	25,667

		87,573

Cable/Satellite TV - 0.0%

Comcast Corp., Class A	1,040	38,917

Casino Hotels - 0.1%

Boyd Gaming Corp.†	1,611	31,688
MGM Resorts International†	1,753	46,087
Monarch Casino & Resort, Inc.†	209	5,325

		83,100

Casino Services - 0.0%

Scientific Games Corp., Class A†	2,391	49,374

Cellular Telecom - 0.1%

ATN International, Inc.	204	13,951
T-Mobile US, Inc.†	2,369	148,134

		162,085

Chemicals-Diversified - 0.4%

Aceto Corp.	569	8,728
AdvanSix, Inc.†	592	16,150
Dow Chemical Co.	5,265	327,799
Eastman Chemical Co.	123	9,871
Innophos Holdings, Inc.	1,319	69,894
Innospec, Inc.	470	30,691
Koppers Holdings, Inc.†	1,424	62,442
LyondellBasell Industries NV, Class A	2,187	199,542
PPG Industries, Inc.	67	6,863

		731,980

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.	2,854	37,844

Chemicals-Other - 0.0%

American Vanguard Corp.	495	7,796

Chemicals-Plastics - 0.0%

A. Schulman, Inc.	1,980	66,825

Chemicals-Specialty - 0.5%

Albemarle Corp.	34	3,451
Balchem Corp.#	612	53,348
Calgon Carbon Corp.	3,715	52,381
Chemours Co.	7,839	263,861
H.B. Fuller Co.	3,215	158,853
Hawkins, Inc.	1,013	50,093
Ingevity Corp.†	812	43,824
International Flavors & Fragrances, Inc.#	15	1,886
Kraton Corp.†	2,006	54,623
Quaker Chemical Corp.	604	79,535
Stepan Co.	1,266	95,722

		857,577

Circuit Boards - 0.1%

Park Electrochemical Corp.	2,016	38,546
TTM Technologies, Inc.†	5,539	89,510

		128,056

Coal - 0.1%

Cloud Peak Energy, Inc.†	4,220	21,058
CONSOL Energy, Inc.#	8,675	135,070
SunCoke Energy, Inc.†	4,090	39,877

		196,005

Commercial Services - 0.2%

CoreLogic, Inc.†	1,338	52,436
Healthcare Services Group, Inc.	1,399	57,890
HMS Holdings Corp.†	5,591	104,160
Live Nation Entertainment, Inc.†	614	17,444
Medifast, Inc.	214	9,596
Nielsen Holdings PLC	299	13,264
Nutrisystem, Inc.	566	26,319
Team, Inc.†#	1,514	52,006

		333,115

Commercial Services-Finance - 0.2%

Automatic Data Processing, Inc.	57	5,849
Cardtronics PLC, Class A†	1,562	68,853
Green Dot Corp., Class A†	3,001	87,959
LendingTree, Inc.†	242	28,653
PayPal Holdings, Inc.†	423	17,766
Western Union Co.#	8,960	175,975

		385,055

Communications Software - 0.0%

Digi International, Inc.†	498	6,125

Computer Aided Design - 0.0%

ANSYS, Inc.†	502	53,594

Computer Data Security - 0.0%

Qualys, Inc.†#	550	19,223

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	821	16,543

Computer Services - 0.4%

Accenture PLC, Class A	1,166	142,835
CACI International, Inc., Class A†	1,581	198,257
Cognizant Technology Solutions Corp., Class A†	158	9,365
Engility Holdings, Inc.†	1,181	36,977
ExlService Holdings, Inc.†	661	29,520
Hewlett Packard Enterprise Co.	640	14,605
Insight Enterprises, Inc.†	2,363	100,097
International Business Machines Corp.	225	40,460
Sykes Enterprises, Inc.†	760	20,687
TeleTech Holdings, Inc.	308	9,332
Teradata Corp.†#	202	6,282
Virtusa Corp.†#	527	16,342

		624,759

Computer Software - 0.0%

Akamai Technologies, Inc.†	77	4,820
Blackbaud, Inc.	917	65,584

		70,404

Computers - 0.4%

Apple, Inc.	3,449	472,479
HP, Inc.	10,001	173,717

		646,196

Computers-Integrated Systems - 0.1%

Agilysys, Inc.†	286	2,603
Cray, Inc.†	781	16,284
Mercury Systems, Inc.†#	1,690	63,138
MTS Systems Corp.	875	48,081
Super Micro Computer, Inc.†	1,766	45,916

		176,022

Computers-Memory Devices - 0.0%

NetApp, Inc.	73	3,053
Seagate Technology PLC#	104	5,012
Western Digital Corp.	9	692

		8,757

Computers-Other - 0.1%

Lumentum Holdings, Inc.†#	2,504	114,934

Computers-Periphery Equipment - 0.1%

Electronics For Imaging, Inc.†	1,689	77,812

Consulting Services - 0.0%

Forrester Research, Inc.	191	6,972
Navigant Consulting, Inc.†	2,138	49,815

		56,787

Consumer Products-Misc. - 0.3%

Central Garden & Pet Co.†	2,194	74,047
Central Garden & Pet Co., Class A†	643	20,544
Clorox Co.	596	81,539
Kimberly-Clark Corp.	1,987	263,377
WD-40 Co.#	273	30,003

		469,510

Containers-Paper/Plastic - 0.1%

Bemis Co., Inc.	258	12,789
KapStone Paper and Packaging Corp.	3,107	70,218
Multi-Color Corp.	261	18,714

		101,721

Cosmetics & Toiletries - 0.4%

Colgate-Palmolive Co.	536	39,117
Inter Parfums, Inc.	1,242	42,973
Procter & Gamble Co.	6,094	554,981

		637,071

Cruise Lines - 0.1%

Carnival Corp.	3,342	186,985

Data Processing/Management - 0.1%

CSG Systems International, Inc.	637	25,104
Fidelity National Information Services, Inc.	78	6,417
First Data Corp., Class A†	3,572	57,509
Fiserv, Inc.†	677	78,126

		167,156

Diagnostic Equipment - 0.2%

Abbott Laboratories	477	21,503
BioTelemetry, Inc.†	538	13,692
Danaher Corp.	2,597	222,173
Repligen Corp.†	648	20,419

		277,787

Diagnostic Kits - 0.0%

IDEXX Laboratories, Inc.†#	61	8,841
Meridian Bioscience, Inc.	807	10,370

		19,211

Dialysis Centers - 0.0%

DaVita, Inc.†	57	3,956

Disposable Medical Products - 0.1%

ICU Medical, Inc.†	529	79,562
Merit Medical Systems, Inc.†	880	27,104

		106,666

Distribution/Wholesale - 0.2%

Anixter International, Inc.†	1,809	150,690
Core-Mark Holding Co., Inc.	2,037	66,243
Essendant, Inc.	2,588	41,227
G-III Apparel Group, Ltd.†#	1,579	40,628
ScanSource, Inc.†	1,799	72,410
Veritiv Corp.†	184	10,239

		381,437

Diversified Banking Institutions - 6.5%

Bank of America Corp.	122,380	3,020,338
Citigroup, Inc.	39,745	2,377,149
Goldman Sachs Group, Inc.	5,802	1,439,244
JPMorgan Chase & Co.	30,044	2,722,587
Morgan Stanley	22,762	1,039,541

		10,598,859

Diversified Manufacturing Operations - 0.7%

3M Co.	1,265	235,733
Actuant Corp., Class A	3,973	105,483
AZZ, Inc.	510	29,911
Barnes Group, Inc.	2,104	105,431
Eaton Corp. PLC	58	4,175
EnPro Industries, Inc.	1,441	94,068
Fabrinet†	723	30,041
Federal Signal Corp.	1,150	17,112
General Electric Co.	7,667	228,553
Harsco Corp.†	5,396	76,084
Ingersoll-Rand PLC	89	7,063
LSB Industries, Inc.†#	386	4,196
Lydall, Inc.†	329	16,680
Parker-Hannifin Corp.	53	8,207
Pentair PLC	129	7,490
Raven Industries, Inc.	2,076	61,346
Standex International Corp.	245	23,397
Tredegar Corp.	2,167	41,173

		1,096,143

Diversified Minerals - 0.1%

US Silica Holdings, Inc.	2,535	128,195

Diversified Operations - 0.0%

Leucadia National Corp.	745	19,832

Diversified Operations/Commercial Services - 0.0%

Viad Corp.	1,530	72,216

Drug Delivery Systems - 0.0%

Depomed, Inc.†#	1,177	19,291
Nektar Therapeutics†#	2,998	39,214

		58,505

E-Commerce/Products - 0.2%

Amazon.com, Inc.†	221	186,754
FTD Cos., Inc.†	1,482	35,805
Shutterfly, Inc.†	654	29,678

		252,237

E-Commerce/Services - 0.1%

Priceline Group, Inc.†	94	162,068
Stamps.com, Inc.†#	308	38,839

		200,907

E-Marketing/Info - 0.0%

Liquidity Services, Inc.†	460	3,749
New Media Investment Group, Inc.	1,027	15,847
QuinStreet, Inc.†	693	2,238

		21,834

E-Services/Consulting - 0.0%

Perficient, Inc.†	693	12,592

Electric Products-Misc. - 0.2%

Emerson Electric Co.	3,178	190,998
Littelfuse, Inc.	325	52,471

		243,469

Electric-Integrated - 0.7%

AES Corp.	15,861	182,719
ALLETE, Inc.	3,157	212,182
Ameren Corp.	113	6,180
American Electric Power Co., Inc.	319	21,363
Avista Corp.	3,834	152,862
Duke Energy Corp.	79	6,521
Edison International	123	9,808
El Paso Electric Co.	2,853	139,369
Entergy Corp.	1,589	121,813
Exelon Corp.	183	6,718
FirstEnergy Corp.	6,175	200,255
Public Service Enterprise Group, Inc.	335	15,403

		1,075,193

Electronic Components-Misc. - 0.4%

Bel Fuse, Inc., Class B	1,065	27,796
Benchmark Electronics, Inc.†	3,377	105,025
Corning, Inc.	1,275	35,203
CTS Corp.	2,638	57,772
Garmin, Ltd.	162	8,361
Methode Electronics, Inc.	712	29,548
OSI Systems, Inc.†#	355	26,774
Plexus Corp.†	2,261	126,774
Rogers Corp.†	1,202	99,177
Sanmina Corp.†	4,677	182,403

		698,833

Electronic Components-Semiconductors - 0.4%

Broadcom, Ltd.	22	4,640
CEVA, Inc.†	402	13,427
Diodes, Inc.†	2,836	67,695
DSP Group, Inc.†	420	4,389
Intel Corp.	2,597	94,011
Kopin Corp.†	1,166	4,116
Micron Technology, Inc.†	124	2,907
NVIDIA Corp.	108	10,960
Rambus, Inc.†	2,167	27,218
Semtech Corp.†	3,207	107,274
Skyworks Solutions, Inc.#	102	9,671
Texas Instruments, Inc.	3,696	283,187
Xilinx, Inc.#	19	1,118

		630,613

Electronic Forms - 0.2%

Adobe Systems, Inc.†	2,264	267,922

Electronic Measurement Instruments - 0.1%

Badger Meter, Inc.	558	20,423
ESCO Technologies, Inc.	507	27,479
FARO Technologies, Inc.†	1,271	43,849
Itron, Inc.†	2,154	139,364

		231,115

Electronic Security Devices - 0.0%

TASER International, Inc.†#	1,031	26,466

Energy-Alternate Sources - 0.1%

FutureFuel Corp.	436	5,768
Green Plains, Inc.	2,310	57,866
REX American Resources Corp.†#	417	34,703

		98,337

Engineering/R&D Services - 0.1%

AECOM†	1,561	56,742
Exponent, Inc.	498	28,610

Jacobs Engineering Group, Inc.	212	11,959

		97,311

Engines-Internal Combustion - 0.2%

Briggs & Stratton Corp.	3,120	66,768
Cummins, Inc.	1,272	188,879

		255,647

Enterprise Software/Service - 0.2%

CA, Inc.	215	6,938
Donnelley Financial Solutions, Inc.†	1,803	41,667
LivePerson, Inc.†#	3,445	24,287
ManTech International Corp., Class A	1,914	70,091
MicroStrategy, Inc., Class A†	420	80,590
Omnicell, Inc.†	716	27,226
SPS Commerce, Inc.†	330	18,259

		269,058

Entertainment Software - 0.1%

Activision Blizzard, Inc.	273	12,320
Take-Two Interactive Software, Inc.†	1,955	111,396

		123,716

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.	3,579	144,055

Finance-Consumer Loans - 0.1%

Encore Capital Group, Inc.†	1,656	55,145
Enova International, Inc.†	446	6,400
PRA Group, Inc.†#	1,720	70,176
Synchrony Financial	230	8,335
World Acceptance Corp.†#	115	6,031

		146,087

Finance-Credit Card - 0.1%

American Express Co.	449	35,947
Discover Financial Services	42	2,988
MasterCard, Inc., Class A	205	22,644
Visa, Inc., Class A#	484	42,563

		104,142

Finance-Investment Banker/Broker - 0.4%

Charles Schwab Corp.	227	9,173
E*TRADE Financial Corp.†	4,808	165,924
Evercore Partners, Inc., Class A#	758	60,299
Greenhill & Co., Inc.	1,563	46,187
Interactive Brokers Group, Inc., Class A#	2,445	89,756
INTL. FCStone, Inc.†	1,193	45,036
Investment Technology Group, Inc.	600	12,012
Lazard, Ltd., Class A	3,392	146,059
Piper Jaffray Cos.	999	70,679
TD Ameritrade Holding Corp.	1,089	42,580

		687,705

Finance-Other Services - 0.1%

WageWorks, Inc.†	1,749	134,673

Firearms & Ammunition - 0.0%

Sturm Ruger & Co., Inc.#	364	18,145

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	120	4,506

Food-Confectionery - 0.0%

J.M. Smucker Co.	29	4,110

Food-Meat Products - 0.0%

Tyson Foods, Inc., Class A	102	6,381

Food-Misc./Diversified - 0.3%

B&G Foods, Inc.	1,280	54,400
Cal-Maine Foods, Inc.#	587	22,277
Darling Ingredients, Inc.†	10,480	136,345
General Mills, Inc.	2,978	179,782
J&J Snack Foods Corp.	293	39,203
Mondelez International, Inc., Class A	71	3,118

		435,125

Food-Retail - 0.0%

SUPERVALU, Inc.†	11,211	42,378

Food-Wholesale/Distribution - 0.1%

Calavo Growers, Inc.#	294	16,582
SpartanNash Co.	2,594	90,531
Sysco Corp.	245	12,916

		120,029

Footwear & Related Apparel - 0.2%

Crocs, Inc.†	5,319	35,371
Iconix Brand Group, Inc.†	4,204	32,413
Steven Madden, Ltd.†	2,434	90,910
Wolverine World Wide, Inc.#	6,333	159,402

		318,096

Forestry - 0.0%

Deltic Timber Corp.	203	15,087

Funeral Services & Related Items - 0.0%

Matthews International Corp., Class A	626	41,222

Garden Products - 0.0%

Toro Co.	628	37,812

Gas-Distribution - 0.3%

National Fuel Gas Co.	130	7,839
Northwest Natural Gas Co.	1,963	117,976
South Jersey Industries, Inc.	5,152	180,423
Spire, Inc.#	2,956	194,801

		501,039

Gold Mining - 0.0%

Newmont Mining Corp.	54	1,849

Golf - 0.0%

Callaway Golf Co.	1,804	18,238

Hazardous Waste Disposal - 0.0%

US Ecology, Inc.#	418	21,213

Health Care Cost Containment - 0.1%

CorVel Corp.†	192	7,757
HealthEquity, Inc.†#	1,720	75,164

		82,921

Home Furnishings - 0.1%

American Woodmark Corp.†	269	23,255
Ethan Allen Interiors, Inc.#	1,860	53,475
La-Z-Boy, Inc.	2,255	60,885
Leggett & Platt, Inc.	194	9,541

Select Comfort Corp.†#	881	20,695

		167,851

Hotels/Motels - 0.1%

Belmond, Ltd., Class A†	4,727	61,215
ILG, Inc.	7,016	132,462
Marcus Corp.	362	11,294

		204,971

Housewares - 0.0%

Tupperware Brands Corp.	223	13,467

Human Resources - 0.2%

AMN Healthcare Services, Inc.†#	943	38,804
CDI Corp.†	264	2,416
Cross Country Healthcare, Inc.†	633	9,793
Heidrick & Struggles International, Inc.	356	8,704
Insperity, Inc.	758	63,104
Kelly Services, Inc., Class A	2,165	46,288
Korn/Ferry International	1,136	35,114
ManpowerGroup, Inc.	249	24,163
On Assignment, Inc.†	939	44,311
Resources Connection, Inc.	576	9,734
TrueBlue, Inc.†	815	21,149

		303,580

Identification Systems - 0.1%

Brady Corp., Class A	2,046	78,259

Independent Power Producers - 0.1%

NRG Energy, Inc.	9,579	158,628

Instruments-Controls - 0.2%

Honeywell International, Inc.	1,390	173,055
Watts Water Technologies, Inc., Class A	1,388	88,763

		261,818

Insurance Brokers - 0.1%

Aon PLC	1,043	120,623
Arthur J. Gallagher & Co.	358	20,388
eHealth, Inc.†#	318	3,485

		144,496

Insurance-Life/Health - 0.3%

Aflac, Inc.	3,219	232,895
American Equity Investment Life Holding Co.	5,850	157,423
Principal Financial Group, Inc.	2,079	130,021
Prudential Financial, Inc.	121	13,375

		533,714

Insurance-Multi-line - 0.4%

Allstate Corp.	163	13,392
Chubb, Ltd.	2,244	310,054
Cincinnati Financial Corp.#	2,640	192,614
Horace Mann Educators Corp.	2,707	113,423
Loews Corp.	317	14,893
United Fire Group, Inc.	414	17,479

		661,855

Insurance-Property/Casualty - 0.6%

AMERISAFE, Inc.	368	23,662
Arch Capital Group, Ltd.†	293	27,709
Employers Holdings, Inc.	622	23,387
HCI Group, Inc.	165	8,134
Infinity Property & Casualty Corp.	951	89,632
Navigators Group, Inc.	1,572	86,539
ProAssurance Corp.	2,026	119,736
RLI Corp.#	736	43,019
Safety Insurance Group, Inc.	1,110	78,810
Selective Insurance Group, Inc.	2,422	107,295
Stewart Information Services Corp.#	1,634	72,566
Travelers Cos., Inc.	1,709	208,908
United Insurance Holdings Corp.	340	5,753
Universal Insurance Holdings, Inc.	626	16,871

		912,021

Insurance-Reinsurance - 0.3%

Aspen Insurance Holdings, Ltd.	1,723	96,574
Berkshire Hathaway, Inc., Class B†	2,140	366,839
Maiden Holdings, Ltd.	3,765	58,169

		521,582

Internet Connectivity Services - 0.0%

Cogent Communications Holdings, Inc.	789	32,704

Internet Content-Entertainment - 0.3%

Facebook, Inc., Class A†	2,950	399,843
Netflix, Inc.†	65	9,238
Shutterstock, Inc.†	865	37,723

		446,804

Internet Content-Information/News - 0.0%

DHI Group, Inc.†	961	4,757
HealthStream, Inc.†	487	11,917
XO Group, Inc.†	477	8,791

		25,465

Internet Infrastructure Software - 0.1%

F5 Networks, Inc.†	942	134,960

Internet Security - 0.0%

VASCO Data Security International, Inc.†	578	7,514
VeriSign, Inc.†	75	6,185

		13,699

Internet Telephone - 0.0%

8x8, Inc.†	1,776	26,818

Investment Management/Advisor Services - 0.1%

Ameriprise Financial, Inc.	224	29,456
BlackRock, Inc.	20	7,749
Federated Investors, Inc., Class B	2,677	72,734
Financial Engines, Inc.#	1,044	46,249
Invesco, Ltd.	331	10,655
Virtus Investment Partners, Inc.#	125	13,707

		180,550

Lasers-System/Components - 0.1%

Coherent, Inc.†	970	177,102
Electro Scientific Industries, Inc.†	604	4,035
II-VI, Inc.†	1,045	37,202

		218,339

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	842	79,569
UniFirst Corp.	980	130,438

		210,007

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.	1,265	79,910
Caterpillar, Inc.	241	23,295

		103,205

Machinery-Electrical - 0.1%

Franklin Electric Co., Inc.	1,851	77,557

Machinery-Farming - 0.0%

Alamo Group, Inc.	181	13,602
Lindsay Corp.	784	62,775

		76,377

Machinery-General Industrial - 0.2%

Albany International Corp., Class A	1,349	61,177
Applied Industrial Technologies, Inc.	2,493	157,184
Chart Industries, Inc.†	2,070	73,671
DXP Enterprises, Inc.†	1,059	37,065
Tennant Co.	898	63,085

		392,182

Machinery-Pumps - 0.1%

SPX FLOW, Inc.†	2,769	94,146

Medical Imaging Systems - 0.0%

Analogic Corp.	652	53,692

Medical Information Systems - 0.1%

Cerner Corp.†	53	2,917
Computer Programs & Systems, Inc.#	205	5,514
Medidata Solutions, Inc.†	1,055	58,996
Quality Systems, Inc.†	873	13,322

		80,749

Medical Instruments - 0.3%

Abaxis, Inc.#	1,128	56,231
AngioDynamics, Inc.†	2,527	41,316
CONMED Corp.	1,030	42,868
CryoLife, Inc.†	515	8,240
Edwards Lifesciences Corp.†	25	2,351
Integra LifeSciences Holdings Corp.†	1,153	49,279
Intuitive Surgical, Inc.†	341	251,317
Medtronic PLC	93	7,525
Natus Medical, Inc.†	632	23,400

		482,527

Medical Labs & Testing Services - 0.0%

Laboratory Corp. of America Holdings†	16	2,276

Medical Laser Systems - 0.0%

Cynosure, Inc., Class A†	460	30,360

Medical Products - 0.3%

Baxter International, Inc.	5,262	267,941
Becton Dickinson and Co.	9	1,647
Cantel Medical Corp.	706	57,970
Haemonetics Corp.†	2,464	91,981
Hill-Rom Holdings, Inc.	124	8,240
Integer Holdings Corp.†	526	19,015
Invacare Corp.#	2,761	33,408
Luminex Corp.†	760	14,121
MiMedx Group, Inc.†#	1,942	16,643
Surmodics, Inc.†	250	6,187
Zeltiq Aesthetics, Inc.†	706	39,084

		556,237

Medical-Biomedical/Gene - 0.4%

Acorda Therapeutics, Inc.†	885	23,408
Alexion Pharmaceuticals, Inc.†	35	4,594
AMAG Pharmaceuticals, Inc.†	1,415	31,767
Amgen, Inc.	273	48,193
ANI Pharmaceuticals, Inc.†#	152	8,979
Biogen, Inc.†	231	66,667
Bioverativ, Inc.†	76	3,958
Cambrex Corp.†	631	35,557
Celgene Corp.†	1,107	136,725
Emergent BioSolutions, Inc.†#	660	20,711
Gilead Sciences, Inc.	51	3,594
Innoviva, Inc.†#	3,965	45,796
Ligand Pharmaceuticals, Inc.†	373	39,027
Medicines Co.†#	2,722	142,687
Momenta Pharmaceuticals, Inc.†	1,254	19,374
Myriad Genetics, Inc.†#	1,319	25,628
Regeneron Pharmaceuticals, Inc.†	8	2,988
Spectrum Pharmaceuticals, Inc.†	4,954	31,706

		691,359

Medical-Drugs - 0.8%

AbbVie, Inc.	2,199	135,986
Allergan PLC	58	14,200
Bristol-Myers Squibb Co.	385	21,833
Eagle Pharmaceuticals, Inc.†#	153	11,734
Enanta Pharmaceuticals, Inc.†	1,153	33,229
Johnson & Johnson	3,930	480,285
Lannett Co., Inc.†#	559	12,298
Mallinckrodt PLC†	43	2,254
Merck & Co., Inc.	4,626	304,715
Pfizer, Inc.	4,855	165,653
PharMerica Corp.†	2,152	52,939
Progenics Pharmaceuticals, Inc.†	1,351	15,185
SciClone Pharmaceuticals, Inc.†	958	9,484
Sucampo Pharmaceuticals, Inc., Class A†	477	5,605
Supernus Pharmaceuticals, Inc.†	950	24,415

		1,289,815

Medical-Generic Drugs - 0.0%

Amphastar Pharmaceuticals, Inc.†	684	10,582
Impax Laboratories, Inc.†	1,417	20,192

		30,774

Medical-HMO - 0.5%

Aetna, Inc.	1,317	169,577
Anthem, Inc.	26	4,285
Cigna Corp.	1,078	160,514
Humana, Inc.	41	8,661
Magellan Health, Inc.†	1,633	112,922
Tivity Health Inc.†	2,256	65,199
UnitedHealth Group, Inc.	1,332	220,286

WellCare Health Plans, Inc.†	485	68,482

		809,926

Medical-Hospitals - 0.2%

Adeptus Health, Inc., Class A†#	289	1,951
Community Health Systems, Inc.†	7,644	74,529
HCA Holdings, Inc.†	928	80,959
Quorum Health Corp.†	566	4,839
Select Medical Holdings Corp.†#	6,912	99,533
Surgical Care Affiliates, Inc.†	537	30,458

		292,269

Medical-Nursing Homes - 0.0%

Ensign Group, Inc.	910	17,144
Kindred Healthcare, Inc.	5,520	49,680

		66,824

Medical-Outpatient/Home Medical - 0.1%

Air Methods Corp.†	1,444	54,656
Almost Family, Inc.†	222	11,022
Amedisys, Inc.†	1,237	59,648
Chemed Corp.#	316	56,422
LHC Group, Inc.†	286	13,734
Providence Service Corp.†	239	9,708

		205,190

Medical-Wholesale Drug Distribution - 0.2%

Cardinal Health, Inc.	216	17,576
McKesson Corp.	1,560	234,203

		251,779

Metal Processors & Fabrication - 0.2%

CIRCOR International, Inc.	1,158	71,923
Haynes International, Inc.	988	38,591
Mueller Industries, Inc.	3,719	155,529

		266,043

Metal Products-Distribution - 0.0%

Olympic Steel, Inc.	174	4,207

Metal-Aluminum - 0.0%

Century Aluminum Co.†	3,334	46,960
Kaiser Aluminum Corp.	345	27,196

		74,156

Metal-Copper - 0.1%

Freeport-McMoRan, Inc.†#	10,705	143,447

Miscellaneous Manufacturing - 0.1%

Hillenbrand, Inc.	1,231	44,747
John Bean Technologies Corp.	569	50,868

		95,615

Motorcycle/Motor Scooter - 0.0%

Harley-Davidson, Inc.#	700	39,466

Multimedia - 0.1%

E.W. Scripps Co., Class A†#	2,837	65,336
Time Warner, Inc.	180	17,678
Twenty-First Century Fox, Inc., Class A	504	15,080
Twenty-First Century Fox, Inc., Class B	38	1,115
Walt Disney Co.	854	94,017

		193,226

Networking Products - 0.2%

Black Box Corp.	291	2,619
Cisco Systems, Inc.	5,570	190,383
Ixia†	1,247	24,441
NETGEAR, Inc.†	1,256	68,829

		286,272

Non-Ferrous Metals - 0.0%

Materion Corp.	1,541	53,704

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc.	1,224	75,827
Waste Management, Inc.	96	7,039

		82,866

Office Automation & Equipment - 0.0%

Pitney Bowes, Inc.#	64	873
Xerox Corp.	2,357	17,536

		18,409

Office Furnishings-Original - 0.0%

Interface, Inc.	1,243	23,493

Office Supplies & Forms - 0.1%

Avery Dennison Corp.	1,084	87,490

Oil & Gas Drilling - 0.1%

Atwood Oceanics, Inc.†#	4,181	43,942
Diamond Offshore Drilling, Inc.†#	4,965	83,611
Rowan Cos. PLC, Class A†#	2,014	36,494
Transocean, Ltd.†	438	6,053

		170,100

Oil Companies-Exploration & Production - 0.4%

Anadarko Petroleum Corp.	133	8,598
Antero Resources Corp.†#	5,730	137,405
Apache Corp.#	177	9,308
Bill Barrett Corp.†	4,506	24,828
Carrizo Oil & Gas, Inc.†#	2,263	73,661
Chesapeake Energy Corp.†#	713	3,886
ConocoPhillips	116	5,518
Contango Oil & Gas Co.†	425	3,154
Devon Energy Corp.	83	3,599
EOG Resources, Inc.	594	57,612
Marathon Oil Corp.	186	2,976
Newfield Exploration Co.†	51	1,859
Noble Energy, Inc.	240	8,738
Northern Oil and Gas, Inc.†#	855	2,565
PDC Energy, Inc.†#	1,749	118,215
Pioneer Natural Resources Co.	18	3,348
Range Resources Corp.	14	387
Southwestern Energy Co.†	221	1,660
Synergy Resources Corp.†#	3,935	32,149
Unit Corp.†	3,277	88,938

		588,404

Oil Companies-Integrated - 0.4%

Chevron Corp.	1,686	189,675
Exxon Mobil Corp.	4,755	386,677

Murphy Oil Corp.#	90	2,546

		578,898

Oil Field Machinery & Equipment - 0.1%

Exterran Corp.†	2,207	67,181
Flotek Industries, Inc.†#	3,614	48,862
Gulf Island Fabrication, Inc.	258	2,941
National Oilwell Varco, Inc.#	34	1,374

		120,358

Oil Refining & Marketing - 0.4%

Marathon Petroleum Corp.	3,718	184,413
Phillips 66	37	2,893
Tesoro Corp.#	1,928	164,246
Valero Energy Corp.	3,677	249,852

		601,404

Oil-Field Services - 0.3%

Archrock, Inc.	4,429	60,456
Baker Hughes, Inc.	1,049	63,234
Bristow Group, Inc.#	2,211	34,735
CARBO Ceramics, Inc.†	405	5,196
Era Group, Inc.†	372	5,126
Halliburton Co.	393	21,010
Helix Energy Solutions Group, Inc.†	7,561	62,454
Matrix Service Co.†	509	8,246
Newpark Resources, Inc.†	5,916	45,553
Pioneer Energy Services Corp.†	5,138	26,974
Schlumberger, Ltd.	160	12,858
SEACOR Holdings, Inc.†	1,093	75,253
TechnipFMC PLC†	38	1,228
Tesco Corp.†	4,053	33,842
TETRA Technologies, Inc.†	2,269	10,188

		466,353

Paper & Related Products - 0.2%

Clearwater Paper Corp.†	1,156	64,274
Neenah Paper, Inc.	322	23,586
P.H. Glatfelter Co.	3,076	67,980
Schweitzer-Mauduit International, Inc.	2,131	87,435

		243,275

Patient Monitoring Equipment - 0.0%

Masimo Corp.†	852	76,987

Pharmacy Services - 0.0%

Diplomat Pharmacy, Inc.†#	828	11,220
Express Scripts Holding Co.†	265	18,722

		29,942

Physical Therapy/Rehabilitation Centers - 0.0%

U.S. Physical Therapy, Inc.	240	18,156

Pipelines - 0.1%

Kinder Morgan, Inc.	490	10,442
ONEOK, Inc.#	2,753	148,799
Williams Cos., Inc.	376	10,656

		169,897

Platinum - 0.1%

Stillwater Mining Co.†	7,694	131,260

Poultry - 0.1%

Pilgrim’s Pride Corp.#	2,481	50,563
Sanderson Farms, Inc.#	1,274	121,081

		171,644

Power Converter/Supply Equipment - 0.1%

Advanced Energy Industries, Inc.†	1,489	92,467
Powell Industries, Inc.	164	5,353
SPX Corp.†	2,791	73,627
Vicor Corp.†	306	4,972

		176,419

Printing-Commercial - 0.1%

LSC Communications, Inc.	1,764	50,133
RR Donnelley & Sons Co.	4,544	76,203

		126,336

Protection/Safety - 0.0%

Landauer, Inc.	184	9,614

Publishing-Books - 0.1%

Scholastic Corp.	1,891	85,208

Publishing-Newspapers - 0.0%

Gannett Co., Inc.	7,500	65,400

Real Estate Investment Trusts - 1.6%

Acadia Realty Trust#	1,559	49,935
AGNC Investment Corp.#	8,400	164,892
Agree Realty Corp.	513	25,460
American Assets Trust, Inc.	788	34,672
AvalonBay Communities, Inc.	198	36,388
Brixmor Property Group, Inc.	7,289	170,125
Capstead Mtg. Corp.	7,819	82,725
CareTrust REIT, Inc.	1,236	19,504
Cedar Realty Trust, Inc.	1,457	8,553
Chesapeake Lodging Trust	4,410	106,546
CoreCivic, Inc.	3,531	118,995
CoreSite Realty Corp.#	660	59,446
DiamondRock Hospitality Co.	8,695	94,515
EastGroup Properties, Inc.	1,594	118,498
Equity Residential	2,497	157,486
Extra Space Storage, Inc.	133	10,532
Four Corners Property Trust, Inc.	1,149	25,485
Franklin Street Properties Corp.	8,199	101,586
GEO Group, Inc.	4,784	227,766
Getty Realty Corp.#	505	13,327
GGP, Inc.	567	14,096
Government Properties Income Trust#	3,899	80,358
Hersha Hospitality Trust	807	15,745
Host Hotels & Resorts, Inc.	573	10,308
Kite Realty Group Trust	5,766	130,600
Lexington Realty Trust	14,399	160,693
LTC Properties, Inc.	769	37,097
Parkway, Inc.†	827	17,350
Pennsylvania Real Estate Investment Trust	3,679	60,703
Prologis, Inc.	230	11,741
PS Business Parks, Inc.	376	43,695
Public Storage	76	17,287
Retail Opportunity Investments Corp.	2,123	46,706
Sabra Health Care REIT, Inc.	4,502	122,454
Saul Centers, Inc.	226	14,473
Simon Property Group, Inc.	162	29,873

Summit Hotel Properties, Inc.	1,723	26,517
Universal Health Realty Income Trust	240	15,403
Urstadt Biddle Properties, Inc., Class A	2,628	58,552
Welltower, Inc.	93	6,545

		2,546,632

Real Estate Management/Services - 0.1%

HFF, Inc., Class A	672	19,925
RE/MAX Holdings, Inc., Class A	1,199	68,942
Realogy Holdings Corp.	627	17,368

		106,235

Real Estate Operations & Development - 0.0%

Forestar Group, Inc.†	510	6,783

Recreational Vehicles - 0.0%

Arctic Cat, Inc.†#	250	4,625
LCI Industries#	480	51,696

		56,321

Rental Auto/Equipment - 0.2%

Avis Budget Group, Inc.†	3,541	122,448
Rent-A-Center, Inc.#	3,667	31,793
United Rentals, Inc.†	741	94,870

		249,111

Research & Development - 0.0%

Albany Molecular Research, Inc.†#	428	6,407

Resort/Theme Parks - 0.1%

Marriott Vacations Worldwide Corp.#	1,557	146,249

Respiratory Products - 0.0%

Inogen, Inc.†#	305	20,929

Retail-Apparel/Shoe - 0.5%

Abercrombie & Fitch Co., Class A#	4,356	52,098
Ascena Retail Group, Inc.†#	10,862	49,965
Buckle, Inc.#	1,955	38,807
Caleres, Inc.	2,991	89,341
Cato Corp., Class A	1,820	45,518
Children’s Place, Inc.#	1,189	120,446
Express, Inc.†	5,186	58,291
Finish Line, Inc., Class A#	2,809	45,787
Francesca’s Holdings Corp.†#	735	12,473
Gap, Inc.#	1,428	35,443
Genesco, Inc.†	1,357	79,113
Guess?, Inc.#	4,034	51,232
PVH Corp.	73	6,687
Ross Stores, Inc.	848	58,156
Shoe Carnival, Inc.#	271	6,867
Stein Mart, Inc.	594	2,138
Tailored Brands, Inc.	3,243	74,946
Urban Outfitters, Inc.†	141	3,670
Vera Bradley, Inc.†	375	3,922

		834,900

Retail-Auto Parts - 0.1%

AutoZone, Inc.†	189	139,208
Genuine Parts Co.	129	12,347

		151,555

Retail-Automobile - 0.2%

Asbury Automotive Group, Inc.†	980	63,847
Group 1 Automotive, Inc.	1,257	97,657
Lithia Motors, Inc., Class A#	451	43,147
Sonic Automotive, Inc., Class A	1,909	41,425

		246,076

Retail-Bookstores - 0.0%

Barnes & Noble Education, Inc.†	3,261	31,306
Barnes & Noble, Inc.	3,785	37,093

		68,399

Retail-Building Products - 0.3%

Home Depot, Inc.	2,388	346,045
Lowe’s Cos., Inc.	1,488	110,662
Lumber Liquidators Holdings, Inc.†	1,962	34,786
Tile Shop Holdings, Inc.†	641	11,282

		502,775

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.	1,508	66,548

Retail-Discount - 0.4%

Costco Wholesale Corp.	53	9,391
Dollar General Corp.	29	2,118
Dollar Tree, Inc.†	699	53,599
Fred’s, Inc., Class A#	2,976	52,764
Ollie’s Bargain Outlet Holdings, Inc.†#	2,306	72,293
Target Corp.	860	50,542
Tuesday Morning Corp.†	855	3,121
Wal-Mart Stores, Inc.	5,573	395,293

		639,121

Retail-Drug Store - 0.2%

CVS Health Corp.	3,071	247,461
Walgreens Boots Alliance, Inc.	165	14,253

		261,714

Retail-Hair Salons - 0.0%

Regis Corp.†	2,921	35,958

Retail-Home Furnishings - 0.0%

Haverty Furniture Cos., Inc.	1,730	40,136
Kirkland’s, Inc.†	280	3,164
RH†#	738	22,465

		65,765

Retail-Jewelry - 0.0%

Movado Group, Inc.#	1,335	32,374

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	466	10,485

Retail-Major Department Stores - 0.1%

Nordstrom, Inc.#	60	2,800
TJX Cos., Inc.	1,451	113,831

		116,631

Retail-Misc./Diversified - 0.1%

FirstCash, Inc.	3,118	138,283
Five Below, Inc.†	2,522	97,223

		235,506

Retail-Office Supplies - 0.0%

Staples, Inc.	635	5,709

Retail-Pawn Shops - 0.0%

EZCORP, Inc., Class A†	3,355	29,524

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.#	394	8,298

Retail-Regional Department Stores - 0.0%

Kohl’s Corp.#	44	1,875
Macy’s, Inc.#	41	1,362

		3,237

Retail-Restaurants - 0.3%

Biglari Holdings, Inc.†	19	8,159
BJ’s Restaurants, Inc.†	385	13,995
Bob Evans Farms, Inc.	1,468	83,280
Chuy’s Holdings, Inc.†	322	9,177
Darden Restaurants, Inc.	1,046	78,115
Dave & Buster’s Entertainment, Inc.†	722	41,291
DineEquity, Inc.	849	50,787
El Pollo Loco Holdings, Inc.†	413	5,162
Fiesta Restaurant Group, Inc.†#	1,376	27,314
McDonald’s Corp.	129	16,467
Popeyes Louisiana Kitchen, Inc.†	408	32,236
Red Robin Gourmet Burgers, Inc.†	758	34,603
Ruby Tuesday, Inc.†	1,154	2,193
Ruth’s Hospitality Group, Inc.	583	9,823
Shake Shack, Inc., Class A†#	354	12,684
Sonic Corp.	882	22,297
Starbucks Corp.	209	11,886
Wingstop, Inc.#	564	14,833

		474,302

Retail-Sporting Goods - 0.1%

Big 5 Sporting Goods Corp.#	1,397	18,790
Hibbett Sports, Inc.†#	1,594	47,023
Zumiez, Inc.†#	1,409	28,743

		94,556

Retail-Vitamins & Nutrition Supplements - 0.0%

Vitamin Shoppe, Inc.†	1,798	38,297

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	2,334	32,793
Proto Labs, Inc.†#	480	26,208

		59,001

Satellite Telecom - 0.0%

Iridium Communications, Inc.†#	5,396	46,945

Savings & Loans/Thrifts - 0.7%

Astoria Financial Corp.	7,608	140,672
Banc of California, Inc.	1,631	31,723
Bank Mutual Corp.	1,366	13,250
BofI Holding, Inc.†#	2,033	64,121
Brookline Bancorp, Inc.	2,374	37,628
Dime Community Bancshares, Inc.	1,132	24,338
HomeStreet, Inc.†	486	13,268
New York Community Bancorp, Inc.	7,571	115,685
Northfield Bancorp, Inc.	1,545	28,984
Northwest Bancshares, Inc.	8,619	156,349
Oritani Financial Corp.	1,292	22,222
People’s United Financial, Inc.#	4,807	92,294
Provident Financial Services, Inc.	5,337	141,697
Sterling Bancorp#	7,042	174,290
Washington Federal, Inc.	1,363	46,138

		1,102,659

Schools - 0.1%

American Public Education, Inc.†	1,297	31,323
Capella Education Co.	785	59,738
Career Education Corp.†	4,520	37,652
Strayer Education, Inc.	761	59,008

		187,721

Security Services - 0.1%

Brink’s Co.	2,842	151,905

Seismic Data Collection - 0.0%

Geospace Technologies Corp.†#	256	4,227

Semiconductor Components-Integrated Circuits - 0.1%

Exar Corp.†	799	8,358
Linear Technology Corp.	19	1,227
Maxim Integrated Products, Inc.	975	43,192
Power Integrations, Inc.	572	36,150
QUALCOMM, Inc.	2,181	123,183

		212,110

Semiconductor Equipment - 0.4%

Applied Materials, Inc.	510	18,472
Brooks Automation, Inc.	4,879	101,776
Cabot Microelectronics Corp.	1,626	112,552
Cohu, Inc.	476	7,925
KLA-Tencor Corp.	135	12,166
Kulicke & Soffa Industries, Inc.†	4,926	100,835
Lam Research Corp.#	54	6,401
MKS Instruments, Inc.#	2,219	145,567
Nanometrics, Inc.†	1,538	41,849
Rudolph Technologies, Inc.†	594	12,771
Ultratech, Inc.†	2,014	58,104
Veeco Instruments, Inc.†	2,838	77,619

		696,037

Software Tools - 0.1%

VMware, Inc., Class A†	1,388	124,767

Steel Pipe & Tube - 0.0%

TimkenSteel Corp.†	2,756	57,656

Steel-Producers - 0.2%

AK Steel Holding Corp.†#	12,732	106,057
Nucor Corp.	2,770	173,319

		279,376

Storage/Warehousing - 0.0%

Mobile Mini, Inc.	1,878	61,129

Telecom Equipment-Fiber Optics - 0.1%

Harmonic, Inc.†#	6,063	32,740
Viavi Solutions, Inc.†#	15,294	153,246

		185,986

Telecom Services - 0.1%

Consolidated Communications Holdings, Inc.#	2,539	57,254
Lumos Networks Corp.†	2,357	41,743
Spok Holdings, Inc.	1,980	36,036

		135,033

Telecommunication Equipment - 0.1%

ADTRAN, Inc.	3,559	75,273
Comtech Telecommunications Corp.	447	5,100
Juniper Networks, Inc.	132	3,696
Nortel Networks Corp.(1)(2) †	62	0

		84,069

Telephone-Integrated - 0.5%

AT&T, Inc.	13,170	550,374
CenturyLink, Inc.	5,868	142,358
Cincinnati Bell, Inc.†	806	15,556
Frontier Communications Corp.#	1,365	4,000
General Communication, Inc., Class A†	528	10,639
Verizon Communications, Inc.	991	49,183

		772,110

Television - 0.1%

AMC Networks, Inc., Class A†	707	42,286
CBS Corp., Class B	1,343	88,531
ION Media Networks, Inc.†(1)(2)	18	10,677
TEGNA, Inc.	73	1,871

		143,365

Textile-Apparel - 0.0%

Perry Ellis International, Inc.†	232	5,404
Unifi, Inc.†	1,256	34,276

		39,680

Textile-Home Furnishings - 0.0%

Mohawk Industries, Inc.†	12	2,716

Therapeutics - 0.0%

Anika Therapeutics, Inc.†#	283	13,242

Tobacco - 0.1%

Altria Group, Inc.	513	38,434
Philip Morris International, Inc.	755	82,559
Universal Corp.	1,584	107,237

		228,230

Tools-Hand Held - 0.0%

Stanley Black & Decker, Inc.	189	24,031

Toys - 0.0%

Hasbro, Inc.	92	8,912
Mattel, Inc.#	2,490	64,068

		72,980

Transactional Software - 0.0%

Bottomline Technologies de, Inc.†	1,841	45,933
Synchronoss Technologies, Inc.†#	819	22,178

		68,111

Transport-Air Freight - 0.1%

Atlas Air Worldwide Holdings, Inc.†	1,592	90,505

Transport-Equipment & Leasing - 0.0%

Greenbrier Cos., Inc.#	1,791	75,312

Transport-Marine - 0.0%

Hornbeck Offshore Services, Inc.†#	620	2,784
Tidewater, Inc.†#	903	1,228

		4,012

Transport-Rail - 0.0%

CSX Corp.	21	1,020
Kansas City Southern	73	6,470
Union Pacific Corp.	205	22,127

		29,617

Transport-Services - 0.1%

Echo Global Logistics, Inc.†	2,242	48,987
Expeditors International of Washington, Inc.	187	10,543
Hub Group, Inc., Class A†	2,264	114,332
Matson, Inc.	845	28,671
United Parcel Service, Inc., Class B	184	19,460

		221,993

Transport-Truck - 0.2%

ArcBest Corp.	1,811	53,153
Celadon Group, Inc.#	530	4,267
Forward Air Corp.	599	29,680
Heartland Express, Inc.	831	17,235
Knight Transportation, Inc.#	2,824	92,345
Marten Transport, Ltd.	2,036	49,984
Roadrunner Transportation Systems, Inc.†	2,723	20,531
Saia, Inc.†	1,715	82,920

		350,115

Veterinary Diagnostics - 0.0%

Neogen Corp.†	727	47,153
Phibro Animal Health Corp., Class A	355	9,887

		57,040

Water - 0.1%

American States Water Co.	717	32,064
California Water Service Group	2,766	101,651

		133,715

Web Hosting/Design - 0.0%

NIC, Inc.	1,223	25,805

Web Portals/ISP - 0.5%

Alphabet, Inc., Class A†	366	309,244
Alphabet, Inc., Class C†	505	415,721
Blucora, Inc.†#	2,668	41,621

		766,586

Wire & Cable Products - 0.1%

Encore Wire Corp.	1,548	73,530
General Cable Corp.	3,324	55,511
Insteel Industries, Inc.#	339	12,244

		141,285

Wireless Equipment - 0.0%

CalAmp Corp.†	695	11,266
Motorola Solutions, Inc.	81	6,397

		17,663

X-Ray Equipment - 0.0%

Hologic, Inc.†	351	14,244
Varex Imaging Corp.†	720	25,070

		39,314

Total Common Stocks
(cost $71,546,908)		78,045,099

EXCHANGE-TRADED FUNDS - 7.6%

iShares Core S&P Small-Cap ETF	4,200	291,732
iShares MSCI Indonesia ETF#	306,800	7,513,532
iShares MSCI Japan ETF	85,400	4,375,042
iShares Russell 1000 Growth ETF#	564	63,602
iShares Russell 1000 Value ETF#	1,696	197,839
SPDR S&P 500 ETF Trust, Series 1	443	104,756

Total Exchange-Traded Funds
(cost $12,735,232)		12,546,503

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.1%
Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)(2)	45,000	4

Financial Guarantee Insurance - 0.1%

Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	100,000	85,000

Food-Dairy Products - 0.0%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	35,000	39,375

Total Preferred Securities/Capital Securities
(cost $111,415)		124,379

ASSET BACKED SECURITIES - 2.9%
Diversified Financial Services - 2.9%

BMW Vehicle Lease Trust Series 2016-2, Class A3 1.43% due 09/20/2019	$1,400,000	1,394,642
Citibank Credit Card Issuance Trust Series 2017-A2, Class A2 1.74% due 01/19/2021	1,000,000	1,001,720
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	1,400,000	1,407,403
GM Financial Automobile Leasing Trust Series 2016-2, Class A3 1.62% due 09/20/2019	1,000,000	999,175

Total Asset Backed Securities
(cost $4,806,308)		4,802,940

U.S. CORPORATE BONDS & NOTES - 2.5%
Aerospace/Defense-Equipment - 0.1%

Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	16,000	16,400
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	25,000	23,812
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	14,000	13,230

		53,442

Airlines - 0.1%

Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	21,000	21,630
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(1)(2)	2,671	2,680
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	60,583	61,871

		86,181

Applications Software - 0.0%

Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026*	4,000	4,085

Auto-Heavy Duty Trucks - 0.0%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	22,000	23,073

Batteries/Battery Systems - 0.0%

EnerSys Company Guar. Notes 5.00% due 04/30/2023*	32,000	32,560

Broadcast Services/Program - 0.1%

Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	63,000	63,630

Building & Construction Products-Misc. - 0.0%

Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	17,000	17,340
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	29,000	30,813

		48,153

Building & Construction-Misc. - 0.0%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	38,000	36,670

Building Products-Wood - 0.0%

Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	24,000	24,540

Building-Residential/Commercial - 0.0%

Lennar Corp. Company Guar. Notes 4.13% due 01/15/2022	30,000	30,375

Cable/Satellite TV - 0.1%

Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	25,000	26,440
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	28,000	29,260

Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022#	50,000	51,250
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	30,000	31,602
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	42,000	49,140

		187,692

Casino Hotels - 0.1%

Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022#	35,000	37,887
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	60,000	60,337
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	33,000	32,753
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	26,000	27,755

		158,732

Cellular Telecom - 0.1%

Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	101,000	110,090
T-Mobile USA, Inc. Company Guar. Notes 6.54% due 04/28/2020	49,000	50,347

		160,437

Chemicals-Diversified - 0.0%

Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	20,000	18,600
Hexion, Inc. Senior Sec. Notes 10.38% due 02/01/2022#*	5,000	5,150

		23,750

Chemicals-Plastics - 0.0%

A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*	34,000	35,870

Chemicals-Specialty - 0.0%

Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	26,000	25,935

Coal - 0.1%

Peabody Securities Finance Corp. Senior Sec. Notes 6.00% due 03/31/2022#*	25,000	25,500
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020	48,000	48,960

		74,460

Computer Services - 0.1%

Harland Clarke Holdings Corp. Senior Notes 8.38% due 08/15/2022*	65,000	67,153
Leidos Holdings, Inc. Company Guar. Notes 4.45% due 12/01/2020	25,000	26,004

		93,157

Computers - 0.1%

Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	51,000	56,078

Computers-Integrated Systems - 0.0%

Diebold, Inc. Company Guar. Notes 8.50% due 04/15/2024	41,000	44,998

Computers-Memory Devices - 0.0%

Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024	29,000	33,930

Containers-Metal/Glass - 0.1%

Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	27,000	30,982
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	27,000	27,844

		58,826

Containers-Paper/Plastic - 0.1%

Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	59,000	61,655

Electric-Integrated - 0.0%

AES Corp. Senior Notes 5.50% due 03/15/2024	36,000	36,720

Energy-Alternate Sources - 0.0%

Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	12,000	12,315
TerraForm Power Operating LLC Company Guar. Notes 6.38% due 02/01/2023*	32,000	33,120

		45,435

Enterprise Software/Service - 0.0%

Donnelley Financial Solutions, Inc. Senior Notes 8.25% due 10/15/2024*	24,000	24,900

Finance-Auto Loans - 0.1%

Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025#	61,000	64,431
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	32,000	33,000

		97,431

Finance-Commercial - 0.1%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	200,000	203,500

Finance-Consumer Loans - 0.1%

Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	56,000	57,400
Navient Corp. Senior Notes 5.63% due 08/01/2033	57,000	46,170
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	32,000	33,500

		137,070

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	2,838
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(1)(2)†	71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(1)(2)†	69,000	7

		2,852

Finance-Mortgage Loan/Banker - 0.1%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	54,000	53,190

Firearms & Ammunition - 0.0%

FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	39,000	31,980

Food-Flour & Grain - 0.0%

Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	25,000	25,469

Food-Retail - 0.0%

Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*	13,000	13,024
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*	23,000	24,380

		37,404

Food-Wholesale/Distribution - 0.0%

C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	19,000	18,763

Gambling (Non-Hotel) - 0.1%

Mohegan Tribal Gaming Authority Company Guar. Notes 7.88% due 10/15/2024#*	65,000	66,630
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	63,000	66,859

		133,489

Home Furnishings - 0.0%

Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	25,000	24,563

Hotels/Motels - 0.0%

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024*	21,000	22,155

Independent Power Producers - 0.1%

Calpine Corp. Senior Notes 5.50% due 02/01/2024	27,000	26,730
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	38,000	37,335

		64,065

Internet Connectivity Services - 0.0%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	25,000	26,000
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	24,000	25,860

		51,860

Internet Content-Entertainment - 0.0%

Netflix, Inc. Senior Notes 5.88% due 02/15/2025	43,000	46,494

Machinery-Construction & Mining - 0.0%

Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	25,000	25,656

Marine Services - 0.1%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	56,000	55,860

Medical-HMO - 0.0%

Centene Corp. Senior Notes 4.75% due 01/15/2025	21,000	21,604

Medical-Hospitals - 0.2%

CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	54,000	47,385
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	52,000	54,925
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	63,000	61,582
RegionalCare Hospital Partners Holdings, Inc. Senior Sec. Notes 8.25% due 05/01/2023*	59,000	63,425

		227,317

Metal Processors & Fabrication - 0.1%

Grinding Media, Inc./MC Grinding Media Canada, Inc. Senior Sec. Notes 7.38% due 12/15/2023*	19,000	20,330
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	21,000	21,604
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	16,000	16,960

		58,894

Metal-Iron - 0.0%

Cliffs Natural Resources, Inc. Company Guar. Bonds 5.75% due 03/01/2025#*	16,000	15,696

Oil Companies-Exploration & Production - 0.2%

Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023#	27,000	27,337
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025#*	27,000	26,798
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	29,000	23,925
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	32,000	34,480
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	48,000	50,880
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	27,000	25,853
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	59,000	61,507
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	20,000	19,200
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	32,000	34,480

		304,460

Oil Field Machinery & Equipment - 0.0%

Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	16,000	16,080

Oil Refining & Marketing - 0.0%

PBF Holding Co. LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023#	32,000	32,160

Oil-Field Services - 0.0%

Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022#	40,000	34,700
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	17,000	17,467

		52,167

Paper & Related Products - 0.0%

PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	21,000	21,420

Pipelines - 0.1%

Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024*	23,000	23,345
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	29,000	30,450
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	50,000	49,125
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026*	0	0

Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	40,000	40,500
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	32,000	32,320

		175,740

Printing-Commercial - 0.0%

Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	35,000	34,913

Real Estate Investment Trusts - 0.1%

ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	27,000	27,236
Iron Mountain US Holdings, Inc. Company Guar. Notes 5.38% due 06/01/2026*	5,000	4,975
Starwood Property Trust, Inc. Senior Notes 5.00% due 12/15/2021*	63,000	65,441

		97,652

Real Estate Management/Services - 0.0%

Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	27,000	28,148

Rental Auto/Equipment - 0.0%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025#*	14,000	13,405
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024#*	24,000	21,660

		35,065

Retail-Appliances - 0.0%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	59,000	51,477

Retail-Restaurants - 0.0%

Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	32,000	31,440
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	0	0

		31,440

Satellite Telecom - 0.0%

Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	35,000	38,806

Soap & Cleaning Preparation - 0.0%

Kronos Acquisition Holdings, Inc. Company Guar. Notes 9.00% due 08/15/2023*	40,000	40,850

Steel-Producers - 0.0%

AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023	27,000	29,498

Telecom Services - 0.0%

Embarq Corp. Senior Notes 8.00% due 06/01/2036	43,000	43,141

Telecommunication Equipment - 0.0%

Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	32,000	32,576

Telephone-Integrated - 0.0%

Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	41,000	49,200

Travel Services - 0.0%

Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	50,000	50,875

Wire & Cable Products - 0.0%

General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	26,000	25,480

Total U.S. Corporate Bonds & Notes
(cost $3,897,220)		4,071,744

FOREIGN CORPORATE BONDS & NOTES - 0.6%
Building-Residential/Commercial - 0.1%

Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*	50,000	51,375
Mattamy Group Corp. Senior Notes 6.88% due 12/15/2023*	30,000	31,350

		82,725

Cable/Satellite TV - 0.1%

Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	200,000	207,250

Computers-Memory Devices - 0.0%

Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	25,000	24,187

Cruise Lines - 0.1%

NCL Corp., Ltd. Senior Notes 4.75% due 12/15/2021*	35,000	35,700
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	39,000	43,668

Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	25,000	26,063

		105,431

Finance-Leasing Companies - 0.0%

Aircastle, Ltd. Senior Notes 5.00% due 04/01/2023	30,000	31,613

Hazardous Waste Disposal - 0.1%

Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	50,000	52,250

Machinery-General Industrial - 0.0%

ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	25,000	26,125

Metal-Copper - 0.0%

Hudbay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	44,000	48,070

Oil & Gas Drilling - 0.0%

Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020#*	50,000	23,125

Oil Companies-Exploration & Production - 0.1%

MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	40,000	35,500
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025#*	23,000	22,482

		57,982

Oil-Field Services - 0.0%

Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*	18,000	18,540

Paper & Related Products - 0.0%

Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	25,000	25,375

Satellite Telecom - 0.1%

Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	75,000	61,687
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	60,000	65,550

		127,237

Security Services - 0.0%

Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	34,000	32,555

Semiconductor Equipment - 0.0%

Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	21,000	21,315

Steel-Producers - 0.0%

ArcelorMittal Senior Notes 6.13% due 06/01/2025	35,000	39,331

Total Foreign Corporate Bonds & Notes
(cost $921,901)		923,111

FOREIGN GOVERNMENT OBLIGATIONS - 11.2%
Sovereign - 11.2%

Federative Republic of Brazil Senior Notes 2.63% due 01/05/2023	1,000,000	923,500
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021	4,200,000	4,393,200
Federative Republic of Brazil Senior Notes 6.00% due 04/07/2026#	1,255,000	1,358,537
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037	100,000	111,250
Republic of Argentina Senior Notes 6.63% due 07/06/2028	570,000	555,750
Republic of Argentina Senior Notes 6.88% due 04/22/2021	980,000	1,045,660
Republic of Argentina Senior Notes 6.88% due 01/26/2027*	1,000,000	1,000,000
Republic of Argentina Senior Notes 7.13% due 07/06/2036	200,000	191,700
Republic of Argentina Senior Notes 7.50% due 04/22/2026	830,000	867,350
Republic of Indonesia Senior Notes 4.75% due 01/08/2026	965,000	1,029,866
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	1,225,000	1,314,491
Republic of Indonesia Senior Notes 6.63% due 02/17/2037	590,000	726,053
Republic of Peru Senior Notes 7.35% due 07/21/2025	2,400,000	3,132,000

Republic of Peru Senior Notes 8.75% due 11/21/2033#	1,100,000	1,659,625

Total Foreign Government Obligations
(cost $18,647,515)		18,308,982

Total Long-Term Investment Securities
(cost $112,666,499)		118,822,758

SHORT-TERM INVESTMENT SECURITIES - 33.0%
Registered Investment Companies - 5.8%
State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(3)(4)	9,520,351	9,520,351

Time Deposits - 24.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.07% due 03/01/2017	$39,440,000	39,440,000

U.S. Government Treasuries - 3.1%

United States Treasury Bills
0.50% due 03/30/2017(5)	50,000	49,983
0.52% due 03/30/2017(5)	80,000	79,974
0.56% due 03/30/2017(5)	4,940,000	4,938,370

		5,068,327

Total Short-Term Investment Securities
(cost $54,028,069)		54,028,678

TOTAL INVESTMENTS
(cost $166,694,568)(6)	105.6%	172,851,436
Liabilities in excess of other assets	(5.6)	(9,121,416)

NET ASSETS	100.0%	$163,730,020

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2017, the aggregate value of these securities was $3,710,742 representing 2.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At February 28, 2017, the aggregate value of these securities was $13,375 representing 0.0% of net assets.
(3)	At February 28, 2017, the Fund had loaned securities with a total value of $14,928,849. This was secured by collateral of $9,520,351, which was received in cash and subsequently invested in short-term investments currently valued at $9,520,351 as reported in the Portfolio of Investments. Additional collateral of $5,875,751 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$342,651
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	597,378
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	1,374,611
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	730,887
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2017 to 11/15/2046	2,830,224

(4)	The rate shown is the 7-day yield as of February 28, 2017.
(5)	The security or a portion was pledged as collateral to cover margin requirements for open future contracts.
(6)	See Note 4 for cost of investments on a tax basis.
FRS	- Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2017 and, unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2017	Unrealized Appreciation (Depreciation)
33	Long	Russell 1000 Value Index	March 2017	$1,842,020	$1,890,405	$48,385
62	Long	Russell 2000 Mini Index	March 2017	4,262,488	4,293,500	31,012
922	Long	SGX Nifty 50 Index	March 2017	16,547,899	16,432,806	(115,093)
81	Long	TOPIX Index	March 2017	10,722,923	11,060,038	337,115
98	Short	Russell 1000 Growth Index	March 2017	5,227,300	5,544,840	(317,540)
46	Short	S&P 500 E-Mini Index	March 2017	5,216,519	5,434,440	(217,921)

						$(234,042)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Telecommunications Equipment	$84,069	$—	$0	$84,069
Television	132,688	—	10,677	143,365
Other Industries	77,817,665	—	—	77,817,665
Exchange-Traded Funds	12,546,503	—	—	12,546,503
Preferred Securities/Capital Securities
Finance-Investment Banker/Broker	—	—	4	4
Other Industries	—	124,375	—	124,375
Asset Backed Securities	—	4,802,940	—	4,802,940
U.S. Corporate Bonds & Notes:
Airlines	—	83,501	2,680	86,181
Finance-Investment Banker/Broker	—	2,838	14	2,852
Other Industries	—	3,982,711	—	3,982,711
Foreign Corporate Bonds & Notes	—	923,111	—	923,111
Foreign Government Obligations	—	18,308,982	—	18,308,982
Short-Term Investment Securities:
Registered Investment Companies	9,520,351	—	—	9,520,351
Other Short-Term Investment Securities	—	44,508,327	—	44,508,327

Total Investments at Value	$100,101,276	$72,736,785	$13,375	$172,851,436

Other Financial Instruments:†
Futures Contracts	$416,512	$—	$—	$416,512

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$650,554		$—	$650,554

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.6%
Aerospace/Defense - 1.8%

Boeing Co.	53,900	$9,714,397
General Dynamics Corp.	700	132,867
Northrop Grumman Corp.	5,500	1,358,995
Raytheon Co.	600	92,490
Rockwell Collins, Inc.#	1,300	124,267

		11,423,016

Aerospace/Defense-Equipment - 0.1%

Harris Corp.	2,900	318,710

Airlines - 3.4%

Alaska Air Group, Inc.#	67,000	6,553,940
American Airlines Group, Inc.#	224,200	10,393,912
Delta Air Lines, Inc.	26,600	1,328,138
United Continental Holdings, Inc.†#	45,900	3,400,731

		21,676,721

Applications Software - 7.0%

Intuit, Inc.	14,500	1,818,880
Microsoft Corp.	341,800	21,868,364
Red Hat, Inc.†#	48,900	4,049,409
salesforce.com, Inc.†	129,500	10,534,825
ServiceNow, Inc.†#	74,100	6,440,772

		44,712,250

Auto-Cars/Light Trucks - 0.9%

Ferrari NV#	19,000	1,236,140
Tesla, Inc.†#	19,067	4,766,559

		6,002,699

Auto/Truck Parts & Equipment-Original - 0.4%

Delphi Automotive PLC	31,500	2,398,095

Banks-Commercial - 0.2%

First Republic Bank	13,500	1,266,705

Banks-Fiduciary - 1.5%

Bank of New York Mellon Corp.	47,200	2,225,008
Citizens Financial Group, Inc.	62,000	2,316,940
State Street Corp.	65,000	5,181,150

		9,723,098

Banks-Super Regional - 0.0%

US Bancorp	2,400	132,000

Beverages-Non-alcoholic - 0.1%

Dr Pepper Snapple Group, Inc.	1,300	121,472
Monster Beverage Corp.†	5,900	244,496

		365,968

Beverages-Wine/Spirits - 0.2%

Constellation Brands, Inc., Class A	6,400	1,016,384

Brewery - 0.1%

Molson Coors Brewing Co., Class B	3,200	321,248

Building Products-Air & Heating - 0.1%

Johnson Controls International PLC	14,405	604,146

Cable/Satellite TV - 0.9%

Charter Communications, Inc., Class A†	10,803	3,490,017
Comcast Corp., Class A	53,400	1,998,228

		5,488,245

Casino Hotels - 0.6%

Las Vegas Sands Corp.	20,100	1,064,295
MGM Resorts International†	113,400	2,981,286

		4,045,581

Chemicals-Diversified - 0.0%

E.I. du Pont de Nemours & Co.	900	70,686

Coatings/Paint - 0.1%

Sherwin-Williams Co.	1,800	555,372

Commercial Services - 0.1%

Ecolab, Inc.	3,700	458,689

Commercial Services-Finance - 1.4%

Equifax, Inc.	4,488	588,421
FleetCor Technologies, Inc.†	6,500	1,105,000
Global Payments, Inc.#	12,100	964,249
IHS Markit, Ltd.†	22,116	880,217
PayPal Holdings, Inc.†	97,700	4,103,400
S&P Global, Inc.	7,800	1,009,866

		8,651,153

Computers - 1.2%

Apple, Inc.	57,800	7,918,022

Containers-Metal/Glass - 0.1%

Ball Corp.#	12,177	895,375

Cruise Lines - 0.5%

Norwegian Cruise Line Holdings, Ltd.†	4,900	248,430
Royal Caribbean Cruises, Ltd.	28,000	2,690,800

		2,939,230

Data Processing/Management - 1.6%

Fidelity National Information Services, Inc.	37,500	3,085,125
Fiserv, Inc.†	60,100	6,935,540

		10,020,665

Dental Supplies & Equipment - 0.0%

DENTSPLY SIRONA, Inc.	3,300	209,616

Diagnostic Equipment - 3.4%

Danaher Corp.	178,280	15,251,854
Thermo Fisher Scientific, Inc.	42,466	6,696,039

		21,947,893

Disposable Medical Products - 0.0%

C.R. Bard, Inc.	800	196,192

Diversified Banking Institutions - 3.4%

Citigroup, Inc.	21,000	1,256,010
Goldman Sachs Group, Inc.	3,400	843,404
JPMorgan Chase & Co.	56,700	5,138,154
Morgan Stanley	316,200	14,440,854

		21,678,422

Diversified Manufacturing Operations - 0.2%

Textron, Inc.	30,300	1,433,190

E-Commerce/Products - 10.4%

Alibaba Group Holding, Ltd. ADR†#	129,421	13,317,421
Amazon.com, Inc.†	62,600	52,899,504

		66,216,925

E-Commerce/Services - 5.2%

Ctrip.com International, Ltd. ADR†#	69,380	3,291,387
Priceline Group, Inc.†#	17,190	29,637,795

		32,929,182

Electric-Integrated - 0.3%

NextEra Energy, Inc.#	16,800	2,200,800

Electronic Components-Semiconductors - 1.0%

Broadcom, Ltd.	23,600	4,977,948
Microchip Technology, Inc.#	10,000	725,200
NVIDIA Corp.	7,800	791,544

		6,494,692

Electronic Measurement Instruments - 0.9%

Agilent Technologies, Inc.	2,000	102,600
Fortive Corp.	93,490	5,389,699

		5,492,299

Enterprise Software/Service - 0.3%

Workday, Inc., Class A†#	24,600	2,040,078

Entertainment Software - 0.4%

Activision Blizzard, Inc.	5,300	239,189
Electronic Arts, Inc.†	26,300	2,274,950

		2,514,139

Finance-Credit Card - 5.7%

MasterCard, Inc., Class A	150,900	16,668,414
Visa, Inc., Class A#	226,200	19,892,028

		36,560,442

Finance-Investment Banker/Broker - 1.6%

Charles Schwab Corp.	71,900	2,905,479
TD Ameritrade Holding Corp.	188,600	7,374,260

		10,279,739

Finance-Other Services - 1.5%

CME Group, Inc.	12,800	1,554,688
Intercontinental Exchange, Inc.	135,300	7,729,689

		9,284,377

Hotels/Motels - 1.0%

Hilton Worldwide Holdings, Inc.#	50,253	2,874,472
Marriott International, Inc., Class A	44,090	3,835,389

		6,709,861

Instruments-Controls - 0.2%

Honeywell International, Inc.	9,200	1,145,400

Insurance Brokers - 0.7%

Marsh & McLennan Cos., Inc.	38,400	2,821,632
Willis Towers Watson PLC	11,900	1,528,317

		4,349,949

Insurance-Multi-line - 0.1%

Chubb, Ltd.	3,600	497,412

Internet Application Software - 1.6%

Tencent Holdings, Ltd.	381,700	10,178,142

Internet Content-Entertainment - 6.2%

Facebook, Inc., Class A†	239,241	32,426,725
Netflix, Inc.†	52,500	7,461,825

		39,888,550

Investment Management/Advisor Services - 0.2%

Ameriprise Financial, Inc.	5,240	689,060
BlackRock, Inc.	1,900	736,174

		1,425,234

Machinery-General Industrial - 0.3%

Roper Technologies, Inc.#	9,700	2,029,240
Wabtec Corp.#	1,100	88,132

		2,117,372

Medical Instruments - 1.2%

Intuitive Surgical, Inc.†	10,000	7,370,000

Medical Products - 1.9%

Becton Dickinson and Co.	24,400	4,466,420
Henry Schein, Inc.†#	200	34,312
Stryker Corp.	58,000	7,456,480

		11,957,212

Medical-Biomedical/Gene - 4.1%

Alexion Pharmaceuticals, Inc.†	51,102	6,707,138
Biogen, Inc.†	21,400	6,176,040
Celgene Corp.†	67,400	8,324,574
Illumina, Inc.†#	5,800	970,920
Regeneron Pharmaceuticals, Inc.†	300	112,050
Vertex Pharmaceuticals, Inc.†	43,700	3,960,094

		26,250,816

Medical-Drugs - 2.6%

Allergan PLC#	32,551	7,969,136
Bristol-Myers Squibb Co.	23,500	1,332,685
Eli Lilly & Co.	11,700	968,877
Merck & Co., Inc.	39,900	2,628,213
Shire PLC ADR#	11,486	2,075,520
Zoetis, Inc.	34,500	1,839,195

		16,813,626

Medical-HMO - 4.5%

Aetna, Inc.	42,377	5,456,463
Centene Corp.†	8,859	624,559
Cigna Corp.	17,800	2,650,420
Humana, Inc.	25,500	5,386,875
UnitedHealth Group, Inc.	87,800	14,520,364

		28,638,681

Multimedia - 0.1%

Walt Disney Co.	3,300	363,297

Real Estate Investment Trusts - 1.9%

American Tower Corp.	95,200	10,928,008
Equinix, Inc.#	4,000	1,504,280

		12,432,288

Retail-Apparel/Shoe - 0.8%

Coach, Inc.#	24,000	914,160
Ross Stores, Inc.	64,800	4,443,984

		5,358,144

Retail-Auto Parts - 1.2%

AutoZone, Inc.†#	3,300	2,430,615
O’Reilly Automotive, Inc.†#	18,926	5,142,383

		7,572,998

Retail-Building Products - 1.9%

Home Depot, Inc.	52,600	7,622,266

Lowe’s Cos., Inc.	64,400	4,789,428

		12,411,694

Retail-Discount - 0.5%

Costco Wholesale Corp.	10,500	1,860,390
Dollar General Corp.	16,900	1,234,038

		3,094,428

Retail-Drug Store - 1.0%

Walgreens Boots Alliance, Inc.	77,600	6,703,088

Retail-Gardening Products - 0.1%

Tractor Supply Co.	12,077	856,380

Retail-Restaurants - 0.8%

Domino’s Pizza, Inc.	1,800	341,658
Starbucks Corp.#	32,400	1,842,588
Yum! Brands, Inc.	44,200	2,887,144

		5,071,390

Semiconductor Components-Integrated Circuits - 1.2%

Analog Devices, Inc.#	7,800	639,054
NXP Semiconductors NV†	68,493	7,041,765

		7,680,819

Semiconductor Equipment - 0.0%

KLA-Tencor Corp.	3,300	297,396

Tobacco - 0.8%

Philip Morris International, Inc.	47,100	5,150,385

Transport-Rail - 0.3%

Canadian Pacific Railway, Ltd.	9,900	1,460,052
Norfolk Southern Corp.	2,300	278,369
Union Pacific Corp.	500	53,970

		1,792,391

Transport-Services - 0.7%

FedEx Corp.	22,800	4,399,944

Transport-Truck - 0.1%

JB Hunt Transport Services, Inc.	9,600	942,432

Web Portals/ISP - 7.0%

Alphabet, Inc., Class A†	18,300	15,462,219
Alphabet, Inc., Class C†	33,584	27,646,685
Baidu, Inc. ADR†	7,900	1,375,627

		44,484,531

Total Long-Term Investment Securities
(cost $400,875,773)		636,435,904

SHORT-TERM INVESTMENT SECURITIES - 0.6%
Registered Investment Companies - 0.6%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46%(2)	500,000	500,000
State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(1)(2)	1,650,652	1,650,652
T. Rowe Price Government Reserve Fund 0.53%(2)	1,911,662	1,911,662

Total Short-Term Investment Securities
(cost $4,062,314)		4,062,314

TOTAL INVESTMENTS
(cost $404,938,087)(3)	100.2%	640,498,218
Liabilities in excess of other assets	(0.2)	(1,166,533)

NET ASSETS	100.0%	$639,331,685

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2017, the Fund had loaned securities with a total value of $87,308,786. This was secured by collateral of $1,650,652, which was received in cash and subsequently invested in short-term investments currently valued at $1,650,652 as reported in the Portfolio of Investments. Additional collateral of $87,784,982 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$2,592,332
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	4,519,474
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	10,399,640
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	7,498,614
United States Treasury Notes/Bonds	zero coupon to 8.75%	04/15/2017 to 11/15/2046	62,774,922

(2)	The rate shown is the 7-day yield as of February 28, 2017.
(3)	See Note 4 for cost of investments on a tax basis.

ADR-	American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$636,435,904	$—	$—	$636,435,904
Short-Term Investment Securities	4,062,314	—	—	4,062,314

Total Investments at Value	$640,498,218	$—	$—	$640,498,218

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.6%
Aerospace/Defense - 2.4%

General Dynamics Corp.	3,100	$588,411
Spirit AeroSystems Holdings, Inc., Class A	13,300	819,413

		1,407,824

Aerospace/Defense-Equipment - 1.5%

United Technologies Corp.	7,790	876,765

Apparel Manufacturers - 1.0%

Hanesbrands, Inc.#	28,300	566,283

Applications Software - 1.3%

Microsoft Corp.	12,035	769,999

Banks-Fiduciary - 1.5%

State Street Corp.	10,610	845,723

Banks-Super Regional - 6.0%

Capital One Financial Corp.	8,525	800,156
KeyCorp	45,500	854,035
PNC Financial Services Group, Inc.	4,825	613,885
Wells Fargo & Co.	20,445	1,183,357

		3,451,433

Beverages-Non-alcoholic - 1.3%

Coca-Cola European Partners PLC	21,300	738,897

Building & Construction Products-Misc. - 1.5%

Owens Corning	14,500	848,105

Building Products-Air & Heating - 1.5%

Johnson Controls International PLC	21,043	882,544

Building Products-Cement - 0.8%

CRH PLC ADR	13,000	439,010

Building-Residential/Commercial - 1.1%

NVR, Inc.†	333	644,345

Chemicals-Diversified - 4.7%

Celanese Corp., Series A	7,700	686,609
E.I. du Pont de Nemours & Co.	11,800	926,772
FMC Corp.#	9,600	553,152
LyondellBasell Industries NV, Class A	6,100	556,564

		2,723,097

Chemicals-Specialty - 0.6%

Versum Materials, Inc.†	11,000	333,410

Commercial Services - 1.1%

Nielsen Holdings PLC	13,800	612,168

Computers - 1.6%

Apple, Inc.	6,700	917,833

Cruise Lines - 4.4%

Carnival Corp.	16,500	923,175
Norwegian Cruise Line Holdings, Ltd.†	13,000	659,100
Royal Caribbean Cruises, Ltd.	10,000	961,000

		2,543,275

Diversified Banking Institutions - 7.3%

Bank of America Corp.	56,926	1,404,934
Citigroup, Inc.	23,710	1,418,095
JPMorgan Chase & Co.	15,305	1,386,939

		4,209,968

Diversified Minerals - 0.9%

Fairmount Santrol Holdings, Inc.†#	54,200	513,816

Electronic Components-Semiconductors - 2.9%

Microchip Technology, Inc.#	12,300	891,996
Texas Instruments, Inc.	10,220	783,056

		1,675,052

Enterprise Software/Service - 1.3%

Oracle Corp.	17,400	741,066

Finance-Consumer Loans - 2.8%

Navient Corp.	42,105	648,838
SLM Corp.†	78,505	941,275

		1,590,113

Finance-Credit Card - 3.1%

American Express Co.	12,355	989,141
Discover Financial Services	11,200	796,768

		1,785,909

Finance-Investment Banker/Broker - 1.2%

E*TRADE Financial Corp.†	19,200	662,592

Finance-Mortgage Loan/Banker - 1.1%

FNF Group	16,400	628,612

Home Decoration Products - 1.1%

Newell Brands, Inc.	12,500	612,875

Industrial Gases - 1.4%

Air Products & Chemicals, Inc.	5,700	800,679

Instruments-Controls - 0.9%

Honeywell International, Inc.	4,300	535,350

Insurance Brokers - 0.8%

Willis Towers Watson PLC	3,700	475,191

Insurance-Property/Casualty - 1.0%

XL Group, Ltd.	14,400	583,056

Insurance-Reinsurance - 1.5%

Berkshire Hathaway, Inc., Class B†	5,200	891,384

Investment Management/Advisor Services - 0.8%

Ameriprise Financial, Inc.	3,500	460,250

Machinery-Farming - 1.1%

Deere & Co.	5,800	635,042

Medical Instruments - 1.6%

Medtronic PLC	11,530	932,892

Medical-Drugs - 5.8%

Bayer AG ADR	5,100	562,071
Johnson & Johnson	5,885	719,206
Merck & Co., Inc.	9,900	652,113
Pfizer, Inc.	22,641	772,511
Sanofi ADR	14,500	625,385

		3,331,286

Medical-Generic Drugs - 1.2%

Teva Pharmaceutical Industries, Ltd. ADR	19,500	682,890

Medical-HMO - 4.8%

Anthem, Inc.	6,015	991,392
Cigna Corp.	5,200	774,280
UnitedHealth Group, Inc.	6,020	995,588

		2,761,260

Medical-Wholesale Drug Distribution - 1.6%

Cardinal Health, Inc.	11,500	935,755

Multimedia - 1.4%

Twenty-First Century Fox, Inc., Class A	26,900	804,848

Oil Companies-Exploration & Production - 5.1%

ConocoPhillips	18,765	892,651
Hess Corp.#	15,900	817,896
Kosmos Energy, Ltd.†#	71,297	437,763
Occidental Petroleum Corp.	12,165	797,416

		2,945,726

Oil Companies-Integrated - 3.1%

BP PLC ADR	25,035	849,187
Chevron Corp.	8,500	956,250

		1,805,437

Oil Refining & Marketing - 1.4%

Phillips 66	10,300	805,357

Pharmacy Services - 1.5%

Express Scripts Holding Co.†	12,000	847,800

Retail-Building Products - 1.0%

Lowe’s Cos., Inc.	7,700	572,649

Retail-Drug Store - 1.5%

CVS Health Corp.	10,600	854,148

Savings & Loans/Thrifts - 1.4%

New York Community Bancorp, Inc.	51,200	782,336

Semiconductor Components-Integrated Circuits - 1.1%

QUALCOMM, Inc.	10,700	604,336

Telephone-Integrated - 1.1%

Verizon Communications, Inc.	12,938	642,113

Tobacco - 3.1%

Altria Group, Inc.	13,570	1,016,665
Philip Morris International, Inc.	6,900	754,515

		1,771,180

Tools-Hand Held - 1.4%

Stanley Black & Decker, Inc.	6,360	808,674

Total Long-Term Investment Securities
(cost $43,206,797)		57,290,353

SHORT-TERM INVESTMENT SECURITIES - 2.1%
Registered Investment Companies - 1.5%

State Street Navigator Securities Lending Government Money Market Portfolio 0.21%(1)(2)	848,031	848,031

Time Deposits - 0.6%

Euro Time Deposit with State Street Bank and Trust Co. 0.07% due 03/01/2017	$368,000	368,000

Total Short-Term Investment Securities
(cost $1,216,031)		1,216,031

TOTAL INVESTMENTS
(cost $44,422,828)(3)	101.7%	58,506,384
Liabilities in excess of other assets	(1.7)	(955,981)

NET ASSETS	100.0%	$57,550,403

#	The security or a portion thereof is out on loan.
†	Non-income producing security

(1)	At February 28, 2017, the Fund had loaned securities with a total value of $3,718,279. This was secured by collateral of $848,031, which was received in cash and subsequently invested in short-term investments currently valued at $848,031 as reported in the Portfolio of Investments. Additional collateral of $3,023,339 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$209,896
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	365,934
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	842,040
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	274,883
United States Treasury Notes/Bonds	zero coupon to 8.75%	04/15/2017 to 05/15/2046	1,330,586

(2)	The rates shown is the 7-day yield as of February 28, 2017.
(3)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$57,290,353	$—	$—	$57,290,353
Short-Term Investment Securities:
Registered Investment Companies	848,031	—	—	848,031
Time Deposits	—	368,000	—	368,000

Total Investments at Value	$58,138,384	$368,000	$—	$58,506,384

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 3.1%
Diversified Financial Services - 3.1%

AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	$200,000	$202,044
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	110,000	108,870
CarMax Auto Owner Trust Series 2016-4, ClassA4 1.60% due 06/15/2022	230,000	226,677
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	200,000	201,348
Chase Mtg. Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)	314,350	314,438
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.15% due 07/15/2021	128,000	129,168
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	333,000	342,738
Citigroup Commercial Mtg. Trust Series 2016-SMPL, Class A 2.23% due 09/10/2031*(1)	100,000	98,227
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	400,556	407,180
COMM 2016-787S Mtg. Trust*(1) Series 2016-787S, Class A 3.55% due 02/10/2036	313,000	321,142
COMM 2016-787S Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)	125,000	130,027
CSAIL 2016-C7 Commercial Mortgage Trust Series 2016-C7, Class A5 3.50% due 11/15/2049(1)	500,000	506,077
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	467,000	493,837
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	287,000	288,008
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	250,000	252,064
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	240,000	245,019
Honda Auto Receivables 2016-2 Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	112,000	111,305
Hudson Yards 2016-10HY Mortgage Trust Series 2016-10HY, Class A 2.84% due 08/10/2038*(1)	520,000	504,020
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	390,000	398,461
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	34,000	33,376
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	100,000	100,437
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	99,557
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.83% due 05/25/2046*	114,425	114,831
WF-RBS Commercial Mtg. Trust Series 2014-C25, Class A2 2.93% due 11/15/2047(1)	900,000	920,921

Total Asset Backed Securities
(cost $6,601,676)		6,549,772

U.S. CORPORATE BONDS & NOTES - 25.9%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	116,000	120,121
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	174,000	174,579

		294,700

Aerospace/Defense - 0.1%

Boeing Co. Senior Notes 3.65% due 03/01/2047	162,000	156,719

Aerospace/Defense-Equipment - 0.2%

Harris Corp. Senior Notes 4.85% due 04/27/2035	222,000	239,575
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	125,000	126,711

		366,286

Agricultural Chemicals - 0.3%

CF Industries, Inc. Senior Sec. Notes 3.40% due 12/01/2021*	57,000	57,190
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	286,000	292,983
Mosaic Co. Senior Notes 4.88% due 11/15/2041	164,000	153,940
Mosaic Co. Senior Notes 5.45% due 11/15/2033	114,000	118,848

		622,961

Airlines - 0.1%

American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.65% due 02/15/2029	239,000	241,987

Appliances - 0.1%

Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	123,000	123,969

Applications Software - 0.4%

Microsoft Corp. Senior Notes 2.88% due 02/06/2024	131,000	131,902
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	210,000	214,217
Microsoft Corp. Senior Notes 3.45% due 08/08/2036	196,000	187,559
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	79,000	74,748
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	221,000	229,120

		837,546

Auto-Cars/Light Trucks - 1.6%

American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	260,000	256,752
American Honda Finance Corp. Senior Notes 2.00% due 02/14/2020#	198,000	198,382
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	188,000	187,094
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	192,000	187,176
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	253,000	253,750
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	413,000	414,058
Ford Motor Co. Senior Notes 4.35% due 12/08/2026#	187,000	192,305
Ford Motor Co. Senior Notes 5.29% due 12/08/2046#	141,000	145,780
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019	274,000	272,659
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	273,000	268,584
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	446,000	447,686
Toyota Motor Credit Corp. Senior Notes 1.70% due 01/09/2019	407,000	408,035
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	154,000	155,192

		3,387,453

Auto-Heavy Duty Trucks - 0.2%

PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	308,000	310,604

Banks-Commercial - 0.9%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	435,000	434,840
Discover Bank Senior Notes 3.45% due 07/27/2026	250,000	244,972
Fifth Third Bank Senior Notes 1.63% due 09/27/2019	207,000	204,784
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	541,000	553,788
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	261,095
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	190,000	237,214

		1,936,693

Banks-Fiduciary - 0.3%

Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	555,421

Banks-Super Regional - 0.7%

JPMorgan Chase Bank NA Senior Notes 1.65% due 09/23/2019	373,000	371,933
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	304,000	291,917
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023#	336,000	337,582
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	52,000	53,205

Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	190,000	197,796
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	33,000	32,476
Wells Fargo & Co Sub. Notes 4.75% due 12/07/2046	145,000	151,263
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	41,000	43,507

		1,479,679

Brewery - 0.7%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	140,000	140,461
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	263,000	265,935
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	115,000	117,531
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	277,000	297,897
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	140,000	153,675
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	579,000	579,301

		1,554,800

Building Products-Air & Heating - 0.1%

Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	205,000	202,403

Cable/Satellite TV - 0.5%

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	160,000	164,563
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	199,000	209,627
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	244,000	278,795
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	81,000	94,014
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	135,000	120,792
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	77,000	66,743

		934,534

Chemicals-Diversified - 0.1%

Eastman Chemical Co. Senior Notes 4.65% due 10/15/2044	140,000	143,386
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026*	154,000	151,312

		294,698

Chemicals-Specialty - 0.2%

HB Fuller Co. Senior Notes 4.00% due 02/15/2027	99,000	99,579
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	179,000	231,806

		331,385

Coatings/Paint - 0.0%

RPM International, Inc. Senior Notes 3.75% due 03/15/2027	89,000	89,128

Commercial Services-Finance - 0.1%

Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	113,000	114,092

Computer Services - 0.2%

Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	382,000	405,508

Computers - 0.8%

Apple, Inc. Senior Notes 2.45% due 08/04/2026#	145,000	137,471
Apple, Inc. Senior Notes 2.85% due 05/06/2021	238,000	244,084
Apple, Inc. Senior Notes 2.85% due 02/23/2023	211,000	212,626
Apple, Inc. Senior Notes 4.50% due 02/23/2036	82,000	89,093
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	343,000	377,154

Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	241,000	304,115
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	161,000	209,951

		1,574,494

Containers-Paper/Plastic - 0.2%

Amcor Finance USA, Inc. Company Guar. Notes 3.63% due 04/28/2026*	264,000	262,218
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*	89,000	91,420

		353,638

Cosmetics & Toiletries - 0.2%

Estee Lauder Cos., Inc. Senior Bonds 4.15% due 03/15/2047	91,000	92,177
Procter & Gamble Co. Senior Notes 1.70% due 11/03/2021	242,000	237,918

		330,095

Data Processing/Management - 0.1%

Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	96,000	93,664
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	92,000	100,767

		194,431

Distribution/Wholesale - 0.0%

WW Grainger, Inc. Senior Notes 3.75% due 05/15/2046	98,000	93,917

Diversified Banking Institutions - 3.8%

Bank of America Corp. Senior Notes 2.50% due 10/21/2022	697,000	678,157
Bank of America Corp. FRS Senior Notes 3.12% due 01/20/2023	551,000	552,632
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	132,000	132,490
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	173,000	174,232
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	97,000	98,868
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	334,000	396,906
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	40,000	48,168
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	111,000	110,554
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	733,000	752,927
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	392,000	401,395
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	131,000	150,287
Goldman Sachs Group, Inc. FRS Senior Notes 2.79% due 10/28/2027	166,000	170,440
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	180,000	177,312
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	51,000	52,345
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	79,000	84,106
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	28,000	29,841
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	308,000	376,075
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	459,000	572,797
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	367,000	369,132
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	285,000	290,025
JPMorgan Chase & Co. Sub. Notes 3.63% due 12/01/2027#	236,000	230,285
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	252,000	258,210
JPMorgan Chase & Co. FRS Senior Notes 4.26% due 02/22/2048	209,000	210,762
Morgan Stanley Senior Notes 2.13% due 04/25/2018	324,000	325,860

Morgan Stanley Senior Notes 2.80% due 06/16/2020	140,000	142,031
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	709,000	735,794
Morgan Stanley Senior Notes 4.38% due 01/22/2047	128,000	130,102
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	320,000	345,105

		7,996,838

Diversified Financial Services - 0.2%

USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	359,000	360,731

Diversified Manufacturing Operations - 0.7%

General Electric Co. Senior Notes 2.70% due 10/09/2022	241,000	243,978
Illinois Tool Works, Inc. Senior Notes 2.65% due 11/15/2026	184,000	178,044
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	303,000	365,550
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027*	128,000	128,961
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047*	101,000	102,319
Textron, Inc. Senior Notes 3.65% due 03/15/2027	157,000	156,954
Textron, Inc. Senior Notes 4.00% due 03/15/2026	186,000	190,167

		1,365,973

Electric-Distribution - 0.0%

Entergy Louisiana LLC 1st Mtg. Notes 4.95% due 01/15/2045	71,000	73,438

Electric-Integrated - 1.4%

Consolidated Edison Co. of New York, Inc. Senior Notes 4.30% due 12/01/2056	97,000	99,192
Dominion Resources, Inc. Jr. Sub. Notes 2.96% due 07/01/2019	87,000	88,095
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	300,000	327,932
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	137,000	126,115
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	190,000	193,287
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	165,000	167,054
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	241,000	317,667
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	433,000	421,428
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046	197,000	197,871
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	134,000	146,339
Southern California Edison Co. 1st Mtg. Bonds 1.13% due 05/01/2017	285,000	285,065
Southern Co. Senior Notes 1.30% due 08/15/2017	238,000	237,982
Southern Power Co. Senior Notes 4.95% due 12/15/2046	189,000	191,204
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	61,000	62,781

		2,862,012

Electric-Transmission - 0.0%

AEP Transmission Co. LLC Senior Notes 4.00% due 12/01/2046*	60,000	60,867

Electronic Components-Misc. - 0.1%

Corning, Inc. Senior Notes 1.50% due 05/08/2018	147,000	146,841

Electronic Components-Semiconductors - 0.3%

Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027*	340,000	342,367
Intel Corp. Senior Notes 1.35% due 12/15/2017	229,000	229,224

		571,591

Enterprise Software/Service - 0.4%

Oracle Corp. Senior Notes 1.90% due 09/15/2021	262,000	257,402
Oracle Corp. Senior Notes 2.80% due 07/08/2021	373,000	381,175
Oracle Corp. Senior Notes 3.85% due 07/15/2036	94,000	93,420
Oracle Corp. Senior Notes 3.90% due 05/15/2035	75,000	74,865

		806,862

Finance-Credit Card - 0.2%

American Express Credit Corp. Senior Notes 1.70% due 10/30/2019#	163,000	161,857
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	267,000	265,141

		426,998

Finance-Investment Banker/Broker - 0.1%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	5,740
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(3)(4)†	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(3)(4)†	112,000	11
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	162,000	164,748

		170,508

Finance-Leasing Companies - 0.1%

International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	143,000	161,387

Finance-Other Services - 0.3%

CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	186,000	188,121
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	247,000	246,166
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	105,000	104,603

		538,890

Food-Meat Products - 0.0%

Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	74,000	75,609

Food-Misc./Diversified - 0.2%

ConAgra Foods, Inc. Senior Notes 3.20% due 01/25/2023	109,000	109,185
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	254,000	271,485

		380,670

Gas-Distribution - 0.1%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	100,000	105,420

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036	73,000	83,233

Industrial Gases - 0.0%

Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020	77,000	79,215

Insurance Brokers - 0.0%

Marsh & McLennan Cos., Inc. Senior Notes 4.35% due 01/30/2047#	40,000	40,846

Insurance-Life/Health - 0.5%

Aflac, Inc. Senior Notes 4.00% due 10/15/2046	121,000	116,078
Jackson National Life Global Funding Sec. Notes 3.05% due 04/29/2026*	262,000	255,047
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	170,000	184,972
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	320,000	320,090
Unum Group Senior Notes 5.75% due 08/15/2042	82,000	92,376

		968,563

Insurance-Multi-line - 0.3%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	165,000	199,833
MetLife, Inc. Senior Notes 4.60% due 05/13/2046#	121,000	128,689

Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	275,000	277,607

		606,129

Insurance-Mutual - 0.5%

Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	169,000	161,834
MassMutual Global Funding II Senior Sec. Notes 2.35% due 04/09/2019*	442,000	446,888
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	162,000	158,800
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*	264,000	266,036

		1,033,558

Insurance-Reinsurance - 0.1%

Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	171,000	170,160

Machinery-Farming - 0.1%

John Deere Capital Corp. Senior Notes 2.65% due 01/06/2022	245,000	246,964

Machinery-General Industrial - 0.1%

Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	65,000	65,702
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026*	147,000	143,234

		208,936

Medical Labs & Testing Services - 0.7%

Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	65,000	65,322
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	141,000	139,845
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	441,000	441,444
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	204,000	197,315
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	548,000	553,159

		1,397,085

Medical Products - 0.0%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	52,000	53,255

Medical-Biomedical/Gene - 0.3%

Amgen, Inc. Senior Notes 4.40% due 05/01/2045	87,000	85,311
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	198,000	201,300
Celgene Corp. Senior Notes 3.63% due 05/15/2024	175,000	176,474
Gilead Sciences, Inc. Senior Notes 4.00% due 09/01/2036	65,000	62,636

		525,721

Medical-Drugs - 0.2%

Johnson & Johnson Senior Notes 3.63% due 03/03/2037	318,000	317,192

Medical-HMO - 0.3%

UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	211,000	211,156
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	180,000	178,579
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	140,000	145,533

		535,268

Multimedia - 0.3%

Time Warner, Inc. Company Guar. Notes 3.80% due 02/15/2027	135,000	133,551
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	193,000	191,566
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	71,000	69,715
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	90,000	95,577
Walt Disney Co. Senior Notes 1.65% due 01/08/2019#	89,000	89,341

		579,750

Networking Products - 0.4%

Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	235,000	235,499
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	486,000	491,583
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	200,000	200,408

		927,490

Office Automation & Equipment - 0.0%

Pitney Bowes, Inc. Senior Notes 3.38% due 10/01/2021	21,000	20,608

Oil Companies-Exploration & Production - 0.7%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	540,000	654,225
Hess Corp. Senior Notes 4.30% due 04/01/2027	118,000	118,034
Hess Corp. Senior Notes 5.60% due 02/15/2041#	234,000	240,041
Marathon Oil Corp. Senior Notes 5.20% due 06/01/2045	72,000	72,306
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024#	210,000	214,683
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	169,000	175,814
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	62,000	63,497

		1,538,600

Oil Companies-Integrated - 0.3%

Chevron Corp. Senior Notes 1.37% due 03/02/2018	266,000	266,014
Chevron Corp. Senior Notes 1.96% due 03/03/2020	146,000	146,146
Chevron Corp. Senior Bonds 1.99% due 03/03/2020	161,000	161,000
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	152,000	152,053

		725,213

Paper & Related Products - 0.7%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	260,000	278,189
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	487,000	498,008
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	368,000	382,198
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	235,000	258,286
International Paper Co. Senior Notes 4.40% due 08/15/2047	92,000	88,823

		1,505,504

Pharmacy Services - 0.1%

Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	97,000	94,262
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046#	147,000	143,122

		237,384

Pipelines - 1.3%

Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	157,000	153,405
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	59,000	59,322
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	98,000	95,213
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	29,000	31,185
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	341,000	390,513
EnLink Midstream Partners LP Senior Notes 4.40% due 04/01/2024	72,000	73,237
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	170,000	178,227
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	179,000	170,641
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027#	107,000	110,141
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	70,000	72,529
Kinder Morgan Energy Partners LP Company Guar. Notes 3.45% due 02/15/2023	270,000	268,934

Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	120,000	112,777
Kinder Morgan Energy Partners LP Company Guar. Notes 5.63% due 09/01/2041	81,000	82,862
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	61,000	64,369
MPLX LP Senior Notes 4.13% due 03/01/2027	133,000	133,838
MPLX LP Senior Notes 5.20% due 03/01/2047	73,000	74,303
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	78,000	76,737
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	82,000	80,067
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	98,000	99,045
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	119,000	122,366
Spectra Energy Partners LP Senior Notes 3.38% due 10/15/2026	90,000	86,805
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	183,000	191,422

		2,727,938

Power Converter/Supply Equipment - 0.1%

Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	161,000	160,886

Real Estate Investment Trusts - 0.3%

American Tower Corp. Senior Notes 3.13% due 01/15/2027	193,000	180,273
American Tower Corp. Senior Notes 3.38% due 10/15/2026	143,000	136,718
Columbia Property Trust Operating Partnership LP Company Guar. Notes 3.65% due 08/15/2026	70,000	67,786
Realty Income Corp. Senior Notes 3.00% due 01/15/2027	55,000	52,300
Simon Property Group LP Senior Notes 4.25% due 11/30/2046	123,000	122,832

		559,909

Rental Auto/Equipment - 0.1%

ERAC USA Finance LLC Company Guar. Notes 4.20% due 11/01/2046*	276,000	257,621

Retail-Building Products - 0.0%

Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	90,000	80,372

Retail-Discount - 0.1%

Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022#	281,000	279,826

Retail-Drug Store - 0.2%

CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	125,204	131,638
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	132,636	150,365
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	130,298	150,539

		432,542

Retail-Restaurants - 0.0%

McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	29,000	30,787

Savings & Loans/Thrifts - 0.8%

First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	1,037,000	1,170,230
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	400,000	472,337

		1,642,567

Telephone-Integrated - 1.1%

AT&T, Inc. Senior Notes 3.00% due 06/30/2022	481,000	477,927
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	254,000	225,315
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	333,000	315,843
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	204,000	190,765
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	147,000	151,656

AT&T, Inc. Senior Notes 5.80% due 02/15/2019	119,000	127,813
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	288,000	290,678
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	96,000	92,160
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	436,000	396,934
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	98,000	95,574

		2,364,665

Tools-Hand Held - 0.0%

Snap-on, Inc. Senior Notes 3.25% due 03/01/2027	96,000	97,268

Transport-Equipment & Leasing - 0.1%

GATX Corp. Senior Notes 3.25% due 09/15/2026#	82,000	78,362
GATX Corp. Senior Notes 3.85% due 03/30/2027	137,000	136,891

		215,253

Transport-Rail - 0.1%

Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	92,000	90,684
CSX Corp. Senior Notes 4.25% due 11/01/2066	99,000	91,107

		181,791

Transport-Services - 0.0%

FedEx Corp. Company Guar. Notes 4.40% due 01/15/2047	93,000	92,635

Trucking/Leasing - 0.0%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	87,000	88,629

Total U.S. Corporate Bonds & Notes
(cost $53,197,116)		53,905,139

FOREIGN CORPORATE BONDS & NOTES - 5.6%
Agricultural Chemicals - 0.0%

Potash Corp. of Saskatchewan, Inc. Senior Notes 4.00% due 12/15/2026	86,000	87,497

Banks-Commercial — 1.8%
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	253,000	250,739
Bank of Montreal Senior Notes 2.10% due 12/12/2019	104,000	104,259
Credit Suisse AG Senior Notes 1.70% due 04/27/2018	414,000	413,952
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	254,000	256,802
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	336,000	337,357
Dexia Credit Local SA Government Guar. Notes 2.25% due 02/18/2020*	324,000	323,139
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*	215,000	215,457
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	239,000	240,361
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	650,000	650,207
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018	253,000	254,114
Sumitomo Mitsui Banking Corp. Company Guar. Notes 1.97% due 01/11/2019	436,000	435,837
Toronto-Dominion Bank Senior Notes 1.80% due 07/13/2021#	261,000	254,726
Westpac Banking Corp. VRS Sub. Notes 4.32% due 11/23/2031	125,000	126,200

		3,863,150

Beverages-Non-alcoholic - 0.2%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	410,000	413,600

Beverages-Wine/Spirits - 0.2%

Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	325,000	334,069

Building Products-Air & Heating - 0.0%

Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	56,000	57,621

Chemicals-Diversified - 0.1%

LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	198,000	197,059

Computers-Memory Devices - 0.1%

Seagate HDD Cayman Company Guar. Notes 4.25% due 03/01/2022*	182,000	180,016

Diversified Banking Institutions - 1.1%

Barclays PLC Senior Notes 4.95% due 01/10/2047	208,000	211,708
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*#	276,000	274,264
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*	262,000	259,236
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	410,000	411,481
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	218,000	215,012
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	204,000	206,502
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025#	262,000	266,793
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	208,000	203,346
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	201,000	198,515

		2,246,857

Diversified Financial Services - 0.3%

GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	649,000	695,135

Diversified Manufacturing Operations - 0.0%

Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	90,000	93,494

Electric-Generation - 0.1%

Electricite de France SA Senior Notes 6.00% due 01/22/2114*	122,000	123,288

Gold Mining - 0.1%

Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	111,000	120,462

Insurance-Life/Health - 0.1%

Manulife Financial Corp. VRS Sub. Notes 4.06% due 02/24/2032#	224,000	225,315

Insurance-Multi-line - 0.2%

XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	124,000	125,607
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	228,000	228,236

		353,843

Medical-Drugs - 0.1%

Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	181,000	171,781

Medical-Generic Drugs - 0.1%

Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	247,000	251,597

Metal-Iron - 0.1%

Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	112,000	123,620

Oil Companies-Integrated - 0.6%

BP Capital Markets PLC Company Guar. Notes 1.68% due 05/03/2019	151,000	150,401
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	185,000	189,207
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	22,000	18,920

Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	318,000	314,820
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	180,000	180,064
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	199,000	199,639
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	209,000	209,743

		1,262,794

Pipelines - 0.1%

Enbridge, Inc. Senior Notes 5.50% due 12/01/2046	119,000	128,544

SupraNational Banks - 0.1%

North American Development Bank Senior Notes 2.30% due 10/10/2018	257,000	260,420

Telephone-Integrated - 0.1%

Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	252,000	278,775

Transport-Rail - 0.1%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	140,000	169,098

Total Foreign Corporate Bonds & Notes
(cost $11,587,658)		11,638,035

U.S. GOVERNMENT AGENCIES - 39.0%
Federal Home Loan Bank - 0.1%
5.50% due 07/15/2036	250,000	333,537

Federal Home Loan Mtg. Corp. - 15.9%

2.50% due 01/01/2028	285,171	289,347
2.50% due 04/01/2028	698,003	708,221
2.50% due 03/01/2031	859,191	862,272
2.50% due March 15 TBA	750,000	751,992
2.78% due 02/01/2037 FRS	79,504	82,666
3.00% due 08/01/2027	452,070	465,659
3.00% due 10/01/2042	585,938	586,431
3.00% due 11/01/2042	713,528	712,846
3.00% due 04/01/2043	757,112	755,762
3.00% due 05/01/2043	1,012,317	1,013,169
3.00% due 08/01/2043	749,995	747,729
3.00% due 07/01/2045	999,034	992,506
3.00% due 10/01/2045	493,705	490,479
3.00% due 05/01/2046	334,203	332,018
3.00% due 08/01/2046	2,900,760	2,881,794
3.00% due March 30 TBA	2,963,000	2,940,613
3.21% due 11/01/2037 FRS	644,858	686,864
3.50% due 11/01/2041	701,655	723,238
3.50% due 03/01/2042	224,344	231,231
3.50% due 04/01/2042	1,240,175	1,278,326
3.50% due 06/01/2042	1,670,133	1,720,439
3.50% due 08/01/2042	313,223	322,910
3.50% due 03/01/2045	1,159,809	1,189,996
3.50% due 07/01/2045	1,388,811	1,427,247
3.50% due 08/01/2045	836,300	860,999
3.50% due 11/01/2045	544,073	558,234
4.00% due 09/01/2040	371,658	392,405
4.00% due 10/01/2045	1,088,827	1,145,505
4.00% due 11/01/2045	1,267,481	1,333,458
4.50% due 04/01/2044	227,163	244,013
4.50% due 09/01/2044	1,645,673	1,768,304
4.50% due 03/01/2046	353,007	379,434
5.00% due 10/01/2033	808	893
5.00% due 06/01/2039	473,700	523,865
5.00% due 11/01/2043	624,506	686,770
5.50% due 11/01/2018	14,611	14,881
5.50% due 02/01/2035	102,001	113,125
6.00% due 10/01/2033	141,231	161,565
6.00% due 03/01/2040	834	948
6.50% due 02/01/2035	5,859	6,590
6.50% due 01/01/2036	17,860	20,073
6.75% due 09/15/2029	500,000	698,382
6.75% due 03/15/2031	250,000	357,119
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.03% due 09/15/2039(2)(5)(6)	335,935	48,929
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2014-DN1, Class M2 2.98% due 02/25/2024(2)	431,000	442,501
Series 2014-HQ2, Class M2 2.98% due 09/25/2024(2)	600,000	613,525
Series 2014-HQ3, Class M2 3.43% due 10/25/2024(2)	166,231	167,579
Series 2016-HQA1, Class M2 3.53% due 09/25/2028(2)	409,000	425,923

		33,158,775

Federal National Mtg. Assoc. - 19.9%

2.50% due 09/01/2027	75,111	76,161
2.50% due 04/01/2028	395,404	400,943
2.50% due 02/01/2031	654,670	656,994
2.50% due 05/01/2031	800,982	803,826
2.50% due March 15 TBA	345,000	345,908
2.57% due 09/01/2035 FRS	480,797	505,830
2.77% due 10/01/2035 FRS	551,253	582,606
2.80% due 11/01/2036 FRS	241,502	256,463
2.89% due 05/01/2037 FRS	127,014	134,230
2.93% due 07/01/2039 FRS	414,648	439,091
3.00% due 10/01/2027	125,405	129,442
3.00% due 12/01/2027	831,876	856,303
3.00% due 01/01/2028	807,435	833,352
3.00% due 10/01/2030	660,078	679,460
3.00% due 03/01/2042	792,362	791,278

3.00% due 12/01/2042	848,457	846,243
3.00% due 02/01/2045	692,348	688,465
3.00% due 06/01/2045	870,555	870,173
3.00% due 09/01/2046	110,005	109,388
3.00% due March 15 TBA	400,000	411,312
3.00% due March 30 TBA	1,200,000	1,191,937
3.09% due 10/01/2040 FRS	132,056	139,708
3.16% due 08/01/2035 FRS	295,967	316,639
3.26% due 05/01/2040 FRS	560,501	592,554
3.27% due 10/01/2040 FRS	322,335	341,925
3.50% due 08/01/2026	195,238	203,894
3.50% due 09/01/2026	57,147	59,727
3.50% due 08/01/2027	82,345	85,931
3.50% due 10/01/2028	591,278	620,131
3.50% due 12/01/2041	489,627	504,730
3.50% due 07/01/2042	119,524	121,449
3.50% due 08/01/2042	1,437,281	1,477,465
3.50% due 07/01/2045	581,472	596,724
3.50% due 08/01/2045	638,452	656,090
3.50% due 09/01/2045	577,076	592,213
3.50% due 10/01/2045	776,888	798,840
3.50% due 11/01/2045	423,809	434,925
3.50% due 12/01/2045	2,113,505	2,168,942
3.50% due 02/01/2046	907,986	931,802
3.50% due 03/01/2046	482,830	495,495
3.50% due 07/01/2046	1,357,798	1,397,267
3.50% due March 15 TBA	1,047,000	1,091,851
3.50% due March 30 TBA	685,000	702,179
4.00% due 07/01/2040	221,579	235,843
4.00% due 10/01/2040	102,377	107,723
4.00% due 12/01/2040	1,316,443	1,389,060
4.00% due 10/01/2041	576,370	608,334
4.00% due 11/01/2041	622,712	655,801
4.00% due 01/01/2043	725,539	768,961
4.00% due 12/01/2043	908,409	964,471
4.00% due 10/01/2044	1,352,099	1,422,032
4.00% due 02/01/2045	1,538,909	1,626,574
4.00% due 06/01/2046	453,597	477,087
4.00% due March 30 TBA	435,000	457,162
4.50% due 11/01/2022	115,117	118,974
4.50% due 10/01/2024	281,827	297,896
4.50% due 11/01/2040	219,590	237,037
4.50% due 12/01/2040	389,027	418,526
4.50% due 05/01/2041	268,124	288,437
4.50% due 08/01/2045	1,882,392	2,050,456
4.50% due March 30 TBA	207,000	222,428
5.00% due 05/11/2017	500,000	504,349
5.00% due 10/01/2033	3,369	3,698
5.00% due 03/01/2034	51,700	56,876
5.00% due 05/01/2040	129,843	142,636
5.00% due 06/01/2040	79,184	86,895
5.00% due 02/01/2045	422,789	470,483
5.50% due 12/01/2029	90,089	100,177
5.50% due 04/01/2033	74,348	83,413
5.50% due 12/01/2033	64,278	72,141
5.50% due 07/01/2037	377,884	422,303
5.50% due 08/01/2037	248,018	277,226
5.50% due 06/01/2038	35,162	39,365
6.00% due 11/01/2017	769	772
6.00% due 12/01/2020	7,011	7,282
6.00% due 12/01/2036	488,147	552,648
6.00% due 11/01/2038	138,512	156,767
6.00% due 06/01/2040	102,420	115,993
6.50% due 10/01/2037	36,143	40,599

		41,420,311

Government National Mtg. Assoc. - 3.0%

3.00% due 02/20/2045	722,895	732,618
3.00% due 05/20/2045	555,670	563,101
3.00% due 07/20/2045	89,166	90,353
3.00% due 11/20/2045	1,785,528	1,809,293
3.00% due March 30 TBA	727,000	735,633
3.50% due 03/20/2045	523,121	544,577
3.50% due 04/20/2045	1,004,259	1,045,450
3.50% due 07/20/2045	210,340	218,968
4.00% due 07/20/2045	317,257	336,033
4.00% due 10/20/2045	139,672	148,095

		6,224,121

Tennessee Valley Authority - 0.1%

1.75% due 10/15/2018	143,000	144,185

Total U.S. Government Agencies
(cost $81,848,191)		81,280,929

U.S. GOVERNMENT TREASURIES - 20.3%
United States Treasury Bonds - 5.8%

2.25% due 08/15/2046	450,000	384,855
2.75% due 11/15/2042	423,000	405,997
2.88% due 08/15/2045	57,000	55,811
2.88% due 11/15/2046#	800,000	784,469
3.00% due 05/15/2045	1,500,000	1,505,157
3.00% due 11/15/2045	2,800,000	2,809,736
3.13% due 11/15/2041	1,278,000	1,317,189
3.13% due 02/15/2042	408,000	420,511
3.63% due 02/15/2044	700,000	786,734
3.88% due 08/15/2040	174,000	202,615
4.25% due 05/15/2039	267,000	328,379
4.38% due 11/15/2039	934,000	1,167,791
4.50% due 02/15/2036#	200,000	255,602
4.75% due 02/15/2037	587,000	771,791
5.00% due 05/15/2037	159,000	215,532
5.25% due 11/15/2028	404,000	518,319
8.13% due 08/15/2019	92,000	107,047

		12,037,535

United States Treasury Notes - 14.5%

0.75% due 02/28/2018	1,545,000	1,541,922
0.88% due 01/15/2018	600,000	599,953
1.13% due 02/28/2021	160,000	156,137
1.13% due 06/30/2021	485,000	471,056
1.13% due 07/31/2021	908,000	880,725

1.25% due 11/30/2018	7,911,000	7,923,048
1.38% due 07/31/2018	809,000	812,666
1.38% due 02/28/2019	510,000	511,455
1.38% due 01/31/2020	996,000	993,510
1.50% due 01/31/2022	3,444,000	3,379,828
1.63% due 08/15/2022	2,390,000	2,344,721
1.63% due 05/15/2026	427,000	400,880
2.00% due 12/31/2021	1,500,000	1,507,851
2.00% due 02/15/2025	1,800,000	1,762,031
2.00% due 11/15/2026	1,940,000	1,877,177
2.25% due 11/15/2024	620,000	619,346
2.50% due 05/15/2024	3,000,000	3,058,125
3.13% due 05/15/2019	11,000	11,435
3.63% due 08/15/2019	27,000	28,484
4.00% due 08/15/2018	1,403,000	1,462,956

		30,343,306

Total U.S. Government Treasuries
(cost $42,175,800)		42,380,841

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	274,000	274,089

Sovereign - 0.2%

United Mexican States Senior Notes 3.50% due 01/21/2021#	159,000	163,611
United Mexican States Senior Notes 4.35% due 01/15/2047	215,000	192,102

		355,713

Total Foreign Government Obligations
(cost $646,803)		629,802

PREFERRED SECURITIES - 0.2%
Electric-Distribution - 0.1%

Entergy Louisiana LLC 4.70%	7,100	164,436

Telecom Services - 0.1%

Qwest Corp. 6.13%	8,425	206,665

Total Preferred Securities
(cost $388,087)		371,101

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.1%
Banks-Super Regional - 0.0%

Wells Fargo Capital X 5.95% due 12/01/2086	89,000	95,007

Diversified Banking Institutions - 0.1%

JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(8)	271,000	287,653

Electric-Integrated - 0.2%

Dominion Resources, Inc. FRS 5.75% due 10/01/2054	142,000	148,745
Southern Co. FRS Series B 5.50% due 03/15/2057	155,000	161,562

		310,307

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(3)(4)	78,000	8

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	199,000	203,058

Insurance-Life/Health - 0.2%

Prudential Financial, Inc. FRS 5.38% due 05/15/2045	86,000	89,870
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	260,000	279,968

		369,838

Insurance-Multi-line - 0.1%

MetLife, Inc. 6.40% due 12/15/2036	261,000	288,405

Pipelines - 0.2%

Transcanada Trust FRS 5.30% due 03/15/2077	268,000	270,680
TransCanada Trust FRS 5.63% due 05/20/2075	108,000	112,428

		383,108

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	396,000	419,760

Total Preferred Securities/Capital Securities
(cost $2,242,869)		2,357,144

Total Long-Term Investment Securities
(cost $198,688,200)		199,112,763

SHORT-TERM INVESTMENT SECURITIES - 9.9%
Registered Investment Companies - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(9)(10)	2,672,490	2,672,490
Time Deposits - 8.6%

Euro Time Deposit with State Street Bank and Trust Co. 0.07% due 03/01/2017	$17,833,000	17,833,000

Total Short-Term Investment Securities
(cost $20,505,490)		20,505,490

TOTAL INVESTMENTS
(cost $219,193,690)(7)	105.4%	219,618,253
Liabilities in excess of other assets	(5.4)	(11,259,181)

NET ASSETS	100.0%	$208,359,072

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2017, the aggregate value of these securities was $15,923,100 representing 7.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Illiquid security. At February 28, 2017, the aggregate value of these securities was $28 representing 0.0% of net assets.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 28, 2017.
(7)	See Note 4 for cost of investments on a tax basis.
(8)	Perpetual maturity—maturity date reflects the next call date.
(9)	At February 28, 2017, the Fund had loaned securities with a total value of $5,245,261. This was secured by collateral of $2,672,490 which was received in cash and subsequently invested in short-term investments currently valued at $2,672,490 as reported in the Portfolio of Investments. Additional collateral of $2,671,472 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	1.85% to 7.50%	04/01/2018 to 02/15/2047	$91,278
Federal National Mtg. Assoc.	1.53% to 10.00%	10/25/2017 to 01/01/2047	36,597
Government National Mtg. Assoc.	2.00% to 8.50%	12/15/2025 to 02/20/2067	360,308
United States Treasury Bills	0.00%	05/04/2017 to 05/11/2017	4,325
United States Treasury Notes/Bonds	zero coupon to 4.38%	04/15/2017 to 11/15/2046	2,178,964

(10)	The rate shown is the 7-day yield as of February 28, 2017.

REMIC	- Real Estate Mortgage Investment Conduit

TBA	-	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
FRS	-	Floating Rate Security
VRS	-	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 28, 2017, and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$6,549,772	$—	$6,549,772
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	170,488	20	170,508
Other Industries	—	53,734,631	—	53,734,631
Foreign Corporate Bonds & Notes	—	11,638,035	—	11,638,035
U.S. Government Agencies	—	81,280,929	—	81,280,929
U.S. Government Treasuries	—	42,380,841	—	42,380,841
Foreign Government Obligations	—	629,802	—	629,802
Preferred Securities	371,101	—	—	371,101
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	8	8
Other Industries	—	2,357,136	—	2,357,136
Short-Term Investment Securities:
Registered Investment Companies	2,672,490	—	—	2,672,490
Time Deposits	—	17,833,000	—	17,833,000

Total Investments at Value	$3,043,591	$216,574,634	$28	$219,618,253

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.9%
Advertising Agencies - 0.3%

Interpublic Group of Cos., Inc.	16,431	$395,987
Omnicom Group, Inc.#	3,064	260,746

		656,733

Aerospace/Defense - 0.1%

Boeing Co.	250	45,058
Northrop Grumman Corp.	240	59,302
Raytheon Co.	390	60,118

		164,478

Airlines - 1.5%

American Airlines Group, Inc.	8,618	399,530
Delta Air Lines, Inc.	61,350	3,063,206
Southwest Airlines Co.	3,520	203,456

		3,666,192

Applications Software - 2.6%

Microsoft Corp.	101,345	6,484,053

Auto/Truck Parts & Equipment-Original - 1.5%

Lear Corp.	21,617	3,069,398
Magna International, Inc.	1,840	78,862
WABCO Holdings, Inc.†	5,446	611,477

		3,759,737

Banks-Commercial - 0.7%

Regions Financial Corp.	111,954	1,709,538

Banks-Super Regional - 4.2%

Capital One Financial Corp.	27,180	2,551,115
KeyCorp	28,420	533,443
SunTrust Banks, Inc.	53,445	3,179,443
US Bancorp	73,845	4,061,475

		10,325,476

Beverages-Non-alcoholic - 0.9%

Dr Pepper Snapple Group, Inc.	22,323	2,085,861
PepsiCo, Inc.	1,741	192,172

		2,278,033

Broadcast Services/Program - 0.3%

Scripps Networks Interactive, Inc., Class A	9,706	783,954

Building & Construction Products-Misc. - 0.2%

Owens Corning	6,345	371,119

Building-Residential/Commercial - 1.1%

D.R. Horton, Inc.	46,922	1,501,504
Lennar Corp., Class A	14,701	717,262
NVR, Inc.†	315	609,515

		2,828,281

Cable/Satellite TV - 2.6%

Comcast Corp., Class A	170,132	6,366,339

Cellular Telecom - 0.0%

United States Cellular Corp.†	2,797	104,580

Chemicals-Diversified - 1.9%

Akzo Nobel NV ADR	20,083	448,554
Dow Chemical Co.	66,085	4,114,452

		4,563,006

Commercial Services - 0.7%

Nielsen Holdings PLC	39,600	1,756,656

Commercial Services-Finance - 0.1%

Total System Services, Inc.	3,124	170,196

Computer Services - 1.8%

Amdocs, Ltd.	24,530	1,487,744
Cognizant Technology Solutions Corp., Class A†	39,070	2,315,679
Dell Technologies, Inc., Class V†	8,896	564,807

		4,368,230

Computers - 4.0%

Apple, Inc.	72,305	9,905,062

Containers-Metal/Glass - 0.1%

Crown Holdings, Inc.†	3,778	202,463
Owens-Illinois, Inc.†	6,700	132,660

		335,123

Containers-Paper/Plastic - 0.9%

Bemis Co., Inc.	4,435	219,843
Graphic Packaging Holding Co.	11,450	152,858
Packaging Corp. of America	19,263	1,780,479
Sealed Air Corp.#	630	29,282

		2,182,462

Cosmetics & Toiletries - 0.1%

Unilever NV	2,756	130,441

Cruise Lines - 1.6%

Carnival Corp.	69,073	3,864,634

Data Processing/Management - 0.1%

Dun & Bradstreet Corp.	449	47,388
Fidelity National Information Services, Inc.	892	73,385
First Data Corp., Class A†	7,792	125,451

		246,224

Diversified Banking Institutions - 11.2%

Bank of America Corp.	326,434	8,056,391
Citigroup, Inc.	85,170	5,094,018
Goldman Sachs Group, Inc.	14,759	3,661,118
JPMorgan Chase & Co.	112,250	10,172,095
Morgan Stanley	13,150	600,560

		27,584,182

E-Commerce/Products - 0.2%

eBay, Inc.†	15,570	527,823

E-Services/Consulting - 0.7%

CDW Corp.	28,303	1,667,047

Electric-Integrated - 2.7%

AES Corp.	162,580	1,872,922
American Electric Power Co., Inc.	3,090	206,937
Duke Energy Corp.	1,980	163,449
Exelon Corp.	62,350	2,288,868
FirstEnergy Corp.	35,202	1,141,601
Public Service Enterprise Group, Inc.	23,546	1,082,645

		6,756,422

Electronic Components-Misc. - 0.8%

Flex, Ltd.†	114,978	1,895,987

Electronic Components-Semiconductors - 1.2%

Intel Corp.	66,256	2,398,467

Qorvo, Inc.†#	10,174	672,502

		3,070,969

Engineering/R&D Services - 0.2%

EMCOR Group, Inc.	9,542	586,642

Enterprise Software/Service - 0.1%

Oracle Corp.	7,224	307,670

Entertainment Software - 1.0%

Activision Blizzard, Inc.	54,049	2,439,231

Finance-Consumer Loans - 1.1%

SLM Corp.†	217,352	2,606,051
Synchrony Financial	1,210	43,850

		2,649,901

Finance-Credit Card - 1.2%

Discover Financial Services	43,130	3,068,268

Finance-Other Services - 0.4%

Nasdaq, Inc.	14,117	1,003,860

Food-Meat Products - 0.0%

Hormel Foods Corp.	1,880	66,270

Food-Misc./Diversified - 0.1%

Mondelez International, Inc., Class A	5,557	244,063

Food-Retail - 0.6%

Kroger Co.	48,756	1,550,441

Home Decoration Products - 0.3%

Newell Brands, Inc.	12,660	620,720

Housewares - 0.0%

Tupperware Brands Corp.	1,290	77,903

Human Resources - 0.5%

Robert Half International, Inc.	25,486	1,229,445

Independent Power Producers - 0.2%

Dynegy, Inc.†	57,730	464,149

Instruments-Controls - 0.1%

Honeywell International, Inc.	1,473	183,389

Insurance-Life/Health - 0.7%

Lincoln National Corp.	9,447	662,801
Prudential Financial, Inc.	9,914	1,095,894

		1,758,695

Insurance-Multi-line - 0.3%

Hartford Financial Services Group, Inc.	14,419	704,945

Insurance-Property/Casualty - 0.2%

XL Group, Ltd.	13,610	551,069

Insurance-Reinsurance - 0.1%

Athene Holding, Ltd., Class A†	3,423	177,893

Investment Management/Advisor Services - 0.1%

Ameriprise Financial, Inc.	1,620	213,030

Medical Instruments - 0.2%

Medtronic PLC	7,342	594,041

Medical Labs & Testing Services - 0.6%

Laboratory Corp. of America Holdings†	9,167	1,304,098
Quintiles IMS Holdings, Inc.†	1,067	82,575

		1,386,673

Medical Products - 1.6%

Baxter International, Inc.	42,273	2,152,541
Zimmer Biomet Holdings, Inc.	16,141	1,889,788

		4,042,329

Medical-Biomedical/Gene - 3.7%

Biogen, Inc.†	12,955	3,738,813
Bioverativ, Inc.†	6,477	337,322
Gilead Sciences, Inc.	72,458	5,106,840

		9,182,975

Medical-Drugs - 3.3%

Allergan PLC	4,162	1,018,941
Mallinckrodt PLC†	22,479	1,178,349
Merck & Co., Inc.	23,814	1,568,628
Novartis AG ADR	6,980	545,627
Pfizer, Inc.	114,838	3,918,272

		8,229,817

Medical-Generic Drugs - 0.4%

Teva Pharmaceutical Industries, Ltd. ADR	26,235	918,750

Medical-HMO - 4.3%

Aetna, Inc.	7,249	933,381
Anthem, Inc.	3,521	580,331
Centene Corp.†	22,964	1,618,962
Cigna Corp.	4,506	670,944
Humana, Inc.	15,672	3,310,710
UnitedHealth Group, Inc.	21,231	3,511,183

		10,625,511

Metal-Diversified - 0.7%

Rio Tinto PLC ADR#	38,933	1,616,498

Networking Products - 3.1%

Cisco Systems, Inc.	225,228	7,698,293

Office Supplies & Forms - 0.5%

Avery Dennison Corp.	13,729	1,108,068

Oil Companies-Exploration & Production - 3.9%

Anadarko Petroleum Corp.	8,597	555,796
Apache Corp.#	44,876	2,360,029
Devon Energy Corp.	57,937	2,512,148
Gulfport Energy Corp.†	56,160	973,815
Hess Corp.	12,798	658,329
Marathon Oil Corp.#	149,568	2,393,088
Occidental Petroleum Corp.	1,920	125,856

		9,579,061

Oil Companies-Integrated - 3.5%

BP PLC ADR	65,900	2,235,328
Chevron Corp.	32,338	3,638,025
Statoil ASA ADR#	35,260	620,576
Suncor Energy, Inc.	52,605	1,648,115
TOTAL SA ADR	12,022	600,739

		8,742,783

Oil Refining & Marketing - 0.7%

Marathon Petroleum Corp.	12,814	635,574

Valero Energy Corp.	17,599	1,195,852

		1,831,426

Oil-Field Services - 0.2%

Superior Energy Services, Inc.†	28,845	475,943

Real Estate Investment Trusts - 0.3%

Brixmor Property Group, Inc.	7,829	182,729
Starwood Property Trust, Inc.	28,774	657,773

		840,502

Retail-Apparel/Shoe - 0.1%

Urban Outfitters, Inc.†	10,725	279,172

Retail-Building Products - 2.9%

Home Depot, Inc.	25,279	3,663,180
Lowe’s Cos., Inc.	46,919	3,489,366

		7,152,546

Retail-Discount - 0.8%

Dollar General Corp.	7,123	520,121
Wal-Mart Stores, Inc.	20,134	1,428,105

		1,948,226

Retail-Drug Store - 3.3%

CVS Health Corp.	36,376	2,931,178
Rite Aid Corp.†	13,697	82,182
Walgreens Boots Alliance, Inc.	59,984	5,181,418

		8,194,778

Retail-Regional Department Stores - 0.0%

Kohl’s Corp.#	1,407	59,966

Retail-Restaurants - 0.0%

Darden Restaurants, Inc.#	679	50,708

Rubber-Tires - 0.9%

Goodyear Tire & Rubber Co.	65,670	2,301,733

Savings & Loans/Thrifts - 0.1%

New York Community Bancorp, Inc.	13,853	211,674

Semiconductor Components-Integrated Circuits - 1.3%

NXP Semiconductors NV†	2,010	206,648
QUALCOMM, Inc.	50,874	2,873,364

		3,080,012

Semiconductor Equipment - 1.7%

Applied Materials, Inc.	12,860	465,789
Lam Research Corp.#	29,393	3,484,246
Teradyne, Inc.	8,727	248,196

		4,198,231

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc.	443	96,796

Steel-Producers - 0.2%

Reliance Steel & Aluminum Co.	4,783	404,881

Telephone-Integrated - 1.1%

AT&T, Inc.	9,300	388,647
Telephone & Data Systems, Inc.	37,779	1,021,166
Verizon Communications, Inc.	28,365	1,407,755

		2,817,568

Tobacco - 1.5%

Altria Group, Inc.	43,269	3,241,713
Philip Morris International, Inc.	3,290	359,762

		3,601,475

Tools-Hand Held - 1.1%

Stanley Black & Decker, Inc.	20,699	2,631,878

Transport-Rail - 0.7%

Norfolk Southern Corp.	13,449	1,627,732

Web Portals/ISP - 2.8%

Alphabet, Inc., Class A†	4,061	3,431,261
Alphabet, Inc., Class C†	4,084	3,361,989

		6,793,250

X-Ray Equipment - 0.1%

Hologic, Inc.†	4,894	198,599

Total Common Stocks
(cost $187,474,702)		238,942,456

CONVERTIBLE PREFERRED SECURITIES - 0.1%
Food-Meat Products - 0.1%

Tyson Foods, Inc. 4.75% (cost $220,465)	4,380	297,139

Total Long-Term Investment Securities
(cost $187,695,167)		239,239,595

SHORT-TERM INVESTMENT SECURITIES - 0.1%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio 0.50% (1)(2) (cost $151,390)	151,390	151,390

REPURCHASE AGREEMENTS - 2.8%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 02/28/2017, to be repurchased 03/01/2017 in the amount $6,970,006 collateralized by $6,155,000 of United States Treasury Bonds, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $7,114,805

(cost $6,970,000)	$6,970,000	6,970,000

TOTAL INVESTMENTS
(cost $194,816,557)(3)	99.9%	246,360,985
Other assets less liabilities	0.1	145,028

NET ASSETS	100.0%	$246,506,013

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of February 28, 2017.
(2)	At February 28, 2017, the Fund had loaned securities with a total value of $9,655,494. This was secured by collateral of $151,390, which was received in cash and subsequently invested in short-term investments currently valued at $151,390 as reported in the Portfolio of Investments. Additional collateral of $9,906,214 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$485,147
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	845,805
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	1,946,259
United States Treasury Bills	0%	03/09/2017 to 12/07/2017	370,119
United States Treasury Notes/Bonds	zero coupon to 8.00%	04/15/2017 to 11/15/2046	6,258,884

(3)	See Note 4 for cost of investments on a tax basis.

ADR-	American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2017	Unrealized Appreciation (Depreciation)
8	Long	S&P 500 E-Mini Index	March 2017	$910,762	$945,120	$34,358

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$238,942,456	$—	$—	$238,942,456
Convertible Preferred Securities	297,139	—	—	297,139
Short-Term Investment Securities	151,390	—	—	151,390
Repurchase Agreements	—	6,970,000	—	6,970,000

Total Investments at Value	$239,390,985	$6,970,000	$—	$246,360,985

Other Financial Instruments:†
Futures Contracts	$34,358	$—	$—	$34,358

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.1%
Advertising Agencies - 1.3%

Omnicom Group, Inc.#	116,663	$9,928,021

Advertising Services - 0.3%

Publicis Groupe SA	38,820	2,616,840

Aerospace/Defense - 3.5%

Boeing Co.#	71,720	12,926,096
Lockheed Martin Corp.	21,060	5,614,175
Northrop Grumman Corp.	27,995	6,917,284
Raytheon Co.	13,455	2,074,088

		27,531,643

Applications Software - 1.3%

Microsoft Corp.	161,155	10,310,697

Banks-Super Regional - 3.7%

KeyCorp	124,210	2,331,422
SunTrust Banks, Inc.	94,963	5,649,349
US Bancorp	132,440	7,284,200
Wells Fargo & Co.	240,925	13,944,739

		29,209,710

Beverages-Non-alcoholic - 1.8%

Coca-Cola Co.	346,446	14,536,874

Beverages-Wine/Spirits - 0.6%

Diageo PLC	174,235	4,903,406

Cable/Satellite TV - 1.1%

Comcast Corp., Class A#	236,290	8,841,972

Cellular Telecom - 0.3%

SK Telecom Co., Ltd. ADR#	104,900	2,370,740

Chemicals-Diversified - 3.0%

Dow Chemical Co.	164,655	10,251,420
E.I. du Pont de Nemours & Co.#	34,940	2,744,188
LyondellBasell Industries NV, Class A#	119,832	10,933,472

		23,929,080

Commercial Services - 0.3%

Nielsen Holdings PLC	61,240	2,716,606

Commercial Services-Finance - 0.4%

Experian PLC	159,340	3,157,542

Computer Services - 1.4%

International Business Machines Corp.#	61,911	11,132,836

Computers - 1.6%

HP, Inc.	631,990	10,977,666
Lenovo Group, Ltd.#	3,030,000	1,818,882

		12,796,548

Cosmetics & Toiletries - 1.3%

Procter & Gamble Co.#	53,795	4,899,111
Unilever NV	110,405	5,225,468

		10,124,579

Diversified Banking Institutions - 8.8%

Bank of America Corp.#	808,440	19,952,299
Citigroup, Inc.	234,710	14,038,005
Goldman Sachs Group, Inc.	22,450	5,568,947
JPMorgan Chase & Co.	226,765	20,549,444
Morgan Stanley	195,280	8,918,438

		69,027,133

Diversified Manufacturing Operations - 2.0%

3M Co.	17,165	3,198,698
General Electric Co.	385,255	11,484,451
Pentair PLC	12,400	719,944

		15,403,093

Electric Products-Misc. - 1.5%

Emerson Electric Co.#	191,606	11,515,521

Electric-Integrated - 2.8%

CMS Energy Corp.	58,162	2,589,372
Dominion Resources, Inc.#	60,350	4,685,574
Exelon Corp.	85,830	3,150,820
FirstEnergy Corp.	51,910	1,683,441
NextEra Energy, Inc.#	47,040	6,162,240
PG&E Corp.	1,975	131,831
Public Service Enterprise Group, Inc.	84,330	3,877,494

		22,280,772

Electronic Components-Misc. - 0.4%

Koninklijke Philips NV	96,920	2,929,888

Electronic Components-Semiconductors - 1.7%

Intel Corp.#	154,285	5,585,117
Samsung Electronics Co., Ltd. GDR	8,981	7,615,888

		13,201,005

Engines-Internal Combustion - 1.4%

Cummins, Inc.	75,910	11,271,876

Enterprise Software/Service - 1.4%

Oracle Corp.#	262,250	11,169,228

Finance-Other Services - 0.2%

CME Group, Inc.#	13,840	1,681,006

Food-Misc./Diversified - 0.3%

Mondelez International, Inc., Class A	51,815	2,275,715

Food-Retail - 0.7%

Kroger Co.	181,500	5,771,700

Hotels/Motels - 0.3%

Hilton Grand Vacations, Inc.†#	8,921	267,095
Hilton Worldwide Holdings, Inc.#	39,518	2,260,429

		2,527,524

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	7,970	1,204,267

Industrial Gases - 0.2%

Praxair, Inc.	10,755	1,276,726

Instruments-Controls - 0.8%

Honeywell International, Inc.	48,785	6,073,733

Insurance Brokers - 0.3%

Marsh & McLennan Cos., Inc.	32,630	2,397,652

Insurance-Life/Health - 1.5%

Prudential Financial, Inc.#	104,445	11,545,350

Insurance-Multi-line - 1.6%

Allstate Corp.	30,080	2,471,373
MetLife, Inc.	189,220	9,922,697

		12,394,070

Insurance-Property/Casualty - 0.4%

Travelers Cos., Inc.#	26,290	3,213,690

Investment Management/Advisor Services - 0.4%

Invesco, Ltd.	90,981	2,928,678

Machinery-Construction & Mining - 1.3%

Caterpillar, Inc.#	110,090	10,641,299

Medical Labs & Testing Services - 0.5%

Quest Diagnostics, Inc.	41,295	4,023,785

Medical Products - 0.4%

Becton Dickinson and Co.	17,120	3,133,816

Medical-Biomedical/Gene - 1.2%

Gilead Sciences, Inc.	131,609	9,275,802

Medical-Drugs - 7.2%

AbbVie, Inc.	159,125	9,840,290
AstraZeneca PLC	123,950	7,142,630
Johnson & Johnson	21,195	2,590,241
Merck & Co., Inc.	156,225	10,290,541
Pfizer, Inc.#	780,412	26,627,657

		56,491,359

Medical-HMO - 3.0%

Aetna, Inc.	64,753	8,337,596
Anthem, Inc.	55,907	9,214,592
UnitedHealth Group, Inc.	36,383	6,017,021

		23,569,209

Medical-Wholesale Drug Distribution - 0.2%

McKesson Corp.	8,430	1,265,596

Networking Products - 1.4%

Cisco Systems, Inc.	316,705	10,824,977

Oil Companies-Exploration & Production - 2.1%

Anadarko Petroleum Corp.	21,010	1,358,296
Hess Corp.#	92,295	4,747,655
Marathon Oil Corp.	100,325	1,605,200
Occidental Petroleum Corp.#	116,581	7,641,885
Pioneer Natural Resources Co.#	6,310	1,173,471

		16,526,507

Oil Companies-Integrated - 5.9%

Chevron Corp.#	156,965	17,658,562
Exxon Mobil Corp.#	174,319	14,175,621
Suncor Energy, Inc.	232,670	7,289,551
TOTAL SA ADR#	155,482	7,769,436

		46,893,170

Oil Refining & Marketing - 1.8%

Marathon Petroleum Corp.	71,900	3,566,240
Valero Energy Corp.	151,950	10,325,003

		13,891,243

Oil-Field Services - 0.2%

Schlumberger, Ltd.	23,995	1,928,238

Paper & Related Products - 0.3%

International Paper Co.	45,650	2,405,755

Pipelines - 0.3%

Enbridge, Inc.	48,826	2,043,372

Real Estate Investment Trusts - 0.2%

Weyerhaeuser Co.	56,570	1,907,540

Retail-Apparel/Shoe - 2.3%

Gap, Inc.#	442,927	10,993,448
L Brands, Inc.#	131,699	6,930,002

		17,923,450

Retail-Building Products - 0.6%

Home Depot, Inc.	33,660	4,877,671

Retail-Consumer Electronics - 1.3%

Best Buy Co., Inc.	225,322	9,943,460

Retail-Discount - 0.6%

Dollar General Corp.	62,701	4,578,427

Retail-Regional Department Stores - 2.0%

Kohl’s Corp.#	182,294	7,769,370
Macy’s, Inc.#	233,730	7,764,511

		15,533,881

Retail-Restaurants - 2.6%

Darden Restaurants, Inc.#	137,309	10,254,236
McDonald’s Corp.	82,962	10,590,099

		20,844,335

Semiconductor Components-Integrated Circuits - 0.8%

QUALCOMM, Inc.	48,620	2,746,058
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	116,380	3,662,478

		6,408,536

Semiconductor Equipment - 1.5%

KLA-Tencor Corp.	133,036	11,989,204

Telecom Services - 0.1%

BCE, Inc.	26,690	1,164,752

Telephone-Integrated - 4.3%

AT&T, Inc.#	244,125	10,201,983
CenturyLink, Inc.#	350,207	8,496,022
Verizon Communications, Inc.#	313,041	15,536,225

		34,234,230

Tobacco - 4.8%

Altria Group, Inc.#	180,367	13,513,096
Philip Morris International, Inc.#	117,423	12,840,205
Reynolds American, Inc.	182,259	11,221,686

		37,574,987

Transport-Rail - 0.3%

Union Pacific Corp.#	24,697	2,665,794

Transport-Services - 0.5%

United Parcel Service, Inc., Class B#	35,275	3,730,684

Water - 0.1%

American Water Works Co., Inc.#	11,270	879,060

Wireless Equipment - 0.5%

Motorola Solutions, Inc.#	46,760	3,692,637

Total Long-Term Investment Securities
(cost $655,309,923)		765,058,497

SHORT-TERM INVESTMENT SECURITIES - 4.1%
Registered Investment Companies - 1.9%

State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(1)(2)	15,070,277	15,070,277

Time Deposits - 2.2%

Euro Time Deposit with State Street Bank and Trust Co. 0.07% due 03/01/2017	$17,152,000	17,152,000

Total Short-Term Investment Securities
(cost $32,222,277)		32,222,277

REPURCHASE AGREEMENTS — 0.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 02/28/2017, to be repurchased 03/01/2017 in the amount $1,908,002 collateralized by $1,940,000 of United States Treasury Bonds, bearing interest at 0.88% due 02/15/2047 and having an approximate value of $1,947,275 (cost $1,908,000)	1,908,000	1,908,000

TOTAL INVESTMENTS
(cost $689,440,200)(3)	101.5%	799,188,774
Liabilities in excess of other assets	(1.5)	(11,423,719)

NET ASSETS	100.0%	$787,765,055

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2017, the Fund had loaned securities with a total value of $171,165,461. This was secured by collateral of $15,070,277, which was received in cash and subsequently invested in short-term investments currently valued at $15,070,277 as reported in the Portfolio of Investments. Additional collateral of $160,776,909 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$19,933,498
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	34,752,083
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	79,967,084
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	2,013,663
United States Treasury Notes/Bonds	zero coupon to 7.63%	03/15/2017 to 11/15/2046	24,110,581

(2)	The rate shown is the 7-day yield as of February 28, 2017.
(3)	See Note 4 for cost of investments on a tax basis.
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$765,058,497	$—	$—	$765,058,497
Short-Term Investment Securities:
Registered Investment Companies	15,070,277	—	—	15,070,277
Time Deposits	—	17,152,000	—	17,152,000
Repurchase Agreements	—	1,908,000	—	1,908,000

Total Investments at Value	$780,128,774	$19,060,000	$—	$799,188,774

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES(1)@ - 81.6%
Domestic Equity Investment Companies - 50.9%

VALIC Co. I Blue Chip Growth Fund	597,822	$9,481,458
VALIC Co. I Broad Cap Value Income Fund	668,355	10,419,659
VALIC Co. I Dividend Value Fund	846,763	10,118,820
VALIC Co. I Growth & Income Fund	209,269	4,233,513
VALIC Co. I Growth Fund	745,207	10,388,181
VALIC Co. I Large Cap Core Fund	762,754	8,375,042
VALIC Co. I Large Capital Growth Fund	638,139	8,174,566
VALIC Co. I Mid Cap Index Fund	162,283	4,295,637
VALIC Co. I Stock Index Fund	900,127	32,035,533
VALIC Co. I Value Fund	612,683	10,158,287
VALIC Co. II Capital Appreciation Fund	392,787	6,689,167
VALIC Co. II Mid Cap Growth Fund	223,754	2,045,112
VALIC Co. II Mid Cap Value Fund	97,048	2,193,287
VALIC Co. II Small Cap Growth Fund	265,853	4,200,472
VALIC Co. II Small Cap Value Fund	244,814	3,804,413

Total Domestic Equity Investment Companies
(cost $120,864,323)		126,613,147

Domestic Fixed Income Investment Companies - 18.7%

VALIC Co. I Capital Conservation Fund	1,410,789	13,698,764
VALIC Co. I Government Securities Fund	746,969	7,835,709
VALIC Co. I Inflation Protected Fund	185,878	2,035,368
VALIC Co. II Core Bond Fund	1,343,353	14,964,956
VALIC Co. II High Yield Bond Fund	380,689	2,999,829
VALIC Co. II Strategic Bond Fund	446,837	5,093,941

Total Domestic Fixed Income Investment Companies
(cost $46,743,020)		46,628,567

International Equity Investment Companies - 11.2%

VALIC Co. I Emerging Economies Fund	419,997	3,112,175
VALIC Co. I Foreign Value Fund	902,172	8,922,484
VALIC Co. I Global Real Estate Fund	271,055	2,013,935
VALIC Co. I International Equities Index Fund	759,686	4,877,182
VALIC Co. I International Growth Fund	760,489	8,897,723

Total International Equity Investment Companies
(cost $29,415,607)		27,823,499

International Fixed Income Investment Companies - 0.8%
VALIC Co. I International Government Bond Fund (cost $2,062,960)	174,123	1,974,555

Total Affiliated Registered Investment Companies
(cost $199,085,910)		203,039,768

U.S. GOVERNMENT TREASURIES - 14.1%
United States Treasury Bonds - 1.4%

6.00% due 02/15/2026	$728,000	944,836
6.63% due 02/15/2027	390,000	537,529
6.75% due 08/15/2026	140,000	192,325
6.88% due 08/15/2025	1,080,000	1,462,851
7.50% due 11/15/2024	190,000	261,458
7.63% due 02/15/2025	120,000	167,302

		3,566,301

United States Treasury Notes - 12.7%

1.50% due 08/15/2026	3,635,000	3,367,061
1.63% due 02/15/2026	3,377,000	3,177,018
1.63% due 05/15/2026#	2,791,000	2,620,269
2.00% due 02/15/2025	3,090,000	3,024,820
2.00% due 08/15/2025#	3,090,000	3,011,906
2.00% due 11/15/2026	2,938,600	2,843,439
2.13% due 05/15/2025#	3,450,000	3,402,293
2.25% due 11/15/2024	2,123,800	2,121,559
2.25% due 11/15/2025	1,825,000	1,811,668
2.38% due 08/15/2024	3,280,000	3,311,134
2.50% due 05/15/2024	2,682,000	2,733,964

		31,425,131

Total U.S. Government Treasuries
(cost $35,493,315)		34,991,432

OPTIONS PURCHASED - 0.6%
Options-Purchased (2)
(cost $1,414,200)	70,000	1,461,347

Total Long-Term Investment Securities
(cost $235,993,425)		239,492,547

SHORT-TERM INVESTMENT SECURITIES - 4.4%
Registered Investment Companies - 4.4%
AllianceBernstein Government STIF Portfolio
0.39%(3)
(cost $11,052,641)	11,052,641	11,052,641

TOTAL INVESTMENTS
(cost $247,046,066) (4)	100.7%	250,545,188
Liabilities in excess of other assets	(0.7)	(1,838,263)

NET ASSETS	100.0%	$248,706,925

@	The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com
#	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	See Note 3
(2)	Options - Purchased

Over the Counter Purchased Put Options
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at February 28, 2017	Unrealized Appreciation (Depreciation)

S&P 500 Index	May 2017	$2,100	1,000	$18,100	$9,604	$(8,496)
S&P 500 Index	June 2017	2,150	69,000	1,396,100	1,451,743	55,643

			70,000	$1,414,200	$1,461,347	$47,147

(3)	The rate shown is the 7-day yield as of February 28, 2017.
(4)	See Note 4 for cost of investments on a tax basis.

STIF - Short Term Investment Fund

Over the Counter Written Call Options
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at February 28, 2017	Unrealized Appreciation (Depreciation)

S&P 500 Index	May 2017	$2,425	1,000	$5,958	$22,150	$(16,192)
S&P 500 Index	June 2017	2,500	69,000	608,758	665,843	(57,085)

			70,000	$614,716	$687,993	$(73,277)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2017	Unrealized Appreciation (Depreciation)

920	Long	S&P 500 E-Mini Index	March 2017	$105,521,253	$108,688,800	$3,167,547

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$203,039,768	$—	$—	$203,039,768
U.S. Government Treasuries	—	34,991,432	—	34,991,432
Options Purchased	—	1,461,347	—	1,461,347
Short-Term Investment Securities	11,052,641	—	—	11,052,641

Total Investments at Value	$214,092,409	$36,452,779	$—	$250,545,188

Other Financial Instruments:†
Futures Contracts	$3,167,547	$—	$—	$3,167,547

LIABILITIES:
Other Financial Instruments:†
Over the Counter Written Call Options	$—	$73,277	$—	$73,277

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.7%
Bermuda - 0.3%

Nine Dragons Paper Holdings, Ltd.	1,533,000	$1,945,156

Brazil - 7.6%

Banco do Brasil SA	762,084	8,108,319
Braskem SA, Class A (Preference Shares)	267,938	2,784,454
Cia Energetica de Minas Gerais (Preference Shares)	754,559	2,592,811
Cia. de Saneamento do Parana (Preference Shares)	297,190	1,375,614
EDP - Energias do Brasil SA	740,102	3,266,345
Itau Unibanco Holding SA ADR	874,866	11,189,536
Kroton Educacional SA	1,348,956	5,927,428
M. Dias Branco SA	41,850	1,859,103
Metalurgica Gerdau SA (Preference Shares)†	1,805,551	3,401,006
MRV Engenharia e Participacoes SA	1,080,646	4,960,342
Qualicorp SA	307,332	1,947,128
Transmissora Alianca de Energia Eletrica SA	332,514	2,352,502
Vale SA ADR	369,720	3,826,602

		53,591,190

Cayman Islands - 12.6%

AAC Technologies Holdings, Inc.	725,000	7,634,872
Alibaba Group Holding, Ltd. ADR†	123,699	12,728,627
China High Speed Transmission Equipment Group Co., Ltd.#	1,068,000	1,302,858
China Lesso Group Holdings, Ltd.	1,728,000	1,297,742
Chlitina Holding, Ltd.	354,000	1,883,867
Geely Automobile Holdings, Ltd.	3,785,000	5,148,798
Jiangnan Group, Ltd.#	5,222,000	787,044
Kingboard Chemical Holdings, Ltd.	713,500	2,522,971
Kingboard Laminates Holdings, Ltd.	1,538,000	1,723,660
Lee & Man Paper Manufacturing, Ltd.	2,324,000	2,107,584
NetEase, Inc. ADR	40,862	12,465,362
Silicon Motion Technology Corp. ADR	111,418	4,522,457
Tencent Holdings, Ltd.	865,900	23,089,477
WH Group, Ltd.*	6,993,500	5,468,387
Xinyi Glass Holdings, Ltd.#	2,506,000	2,272,635
Xinyi Solar Holdings, Ltd.	4,246,000	1,493,202
Zhen Ding Technology Holding, Ltd.	1,021,000	2,542,240

		88,991,783

China - 15.0%

Anhui Conch Cement Co., Ltd.#	2,000,500	6,970,787
Bank of China, Ltd.	27,963,000	14,156,383
China CITIC Bank Corp., Ltd.	9,591,000	6,585,172
China Construction Bank Corp.	21,753,000	17,905,895
China Merchants Bank Co., Ltd.	3,430,000	9,124,103
Guangzhou Automobile Group Co., Ltd.	2,692,000	4,515,045
Huadian Power International Corp., Ltd.#	6,300,000	2,767,394
Huaneng Power International, Inc.	4,254,000	2,898,873
Industrial & Commercial Bank of China, Ltd.	19,734,000	12,939,244
PICC Property & Casualty Co., Ltd.	4,576,000	6,991,119
Ping An Insurance Group Co. of China, Ltd.	626,500	3,341,161
Shanghai Pharmaceuticals Holding Co., Ltd.	824,100	2,123,176
Shenzhen Expressway Co., Ltd.	2,356,000	2,176,058
Sinopec Shanghai Petrochemical Co., Ltd.	2,850,000	1,725,515
Sinopharm Group Co., Ltd., Class H	1,252,800	5,793,649
TravelSky Technology, Ltd.	1,252,000	2,732,082
Zhejiang Expressway Co., Ltd.	2,706,000	3,043,113

		105,788,769

Cyprus - 0.3%

Ros Agro PLC GDR	140,710	1,969,940

Hong Kong - 1.4%

China Overseas Land & Investment, Ltd.	2,390,000	7,358,204
China Power International Development, Ltd.	7,475,000	2,898,369

		10,256,573

Hungary - 1.4%

MOL Hungarian Oil & Gas PLC	52,539	3,603,132
OTP Bank PLC	210,463	6,113,472

		9,716,604

India - 4.5%

Apollo Tyres, Ltd.	728,139	2,044,655
Bharat Petroleum Corp., Ltd.	561,728	5,636,329
Hindustan Petroleum Corp., Ltd.	656,360	5,302,528
Housing Development Finance Corp., Ltd.	465,608	9,567,056
Oil & Natural Gas Corp., Ltd.	2,390,421	6,932,780
Rural Electrification Corp., Ltd.	917,002	2,102,877

		31,586,225

Indonesia - 0.7%

Bank Rakyat Indonesia Persero Tbk PT	5,855,900	5,247,301

Malaysia - 0.5%

AirAsia Bhd	5,351,900	3,254,534

Mexico - 0.5%

Grupo Mexico SAB de CV, Class B	1,289,157	3,905,681

Netherlands - 0.3%

X5 Retail Group NV GDR†	66,302	2,008,951

Poland - 1.7%

KGHM Polska Miedz SA	114,247	3,624,971
Polski Koncern Naftowy Orlen SA	371,651	8,611,052

		12,236,023

Russia - 7.0%

Alrosa PJSC(3)†	2,675,739	4,242,472
Lukoil PJSC ADR	182,494	9,649,370
Magnitogorsk Iron & Steel Works OJSC(3)†	2,973,765	1,884,980
Mobile TeleSystems PJSC ADR	548,960	5,637,819
Moscow Exchange MICEX-RTS PJSC(3)	1,264,763	2,690,819
Rosneft OAO GDR	957,374	5,428,311
Sberbank of Russia PJSC ADR	970,774	10,629,975
Severstal PJSC GDR	154,306	2,201,947
Surgutneftegas OJSC (Preference Shares)(3)†	7,002,919	3,826,759

Tatneft PJSC ADR	96,544	3,380,971

		49,573,423

South Africa - 2.9%

Barloworld, Ltd.	159,200	1,406,130
Imperial Holdings, Ltd.#	171,162	2,180,383
Naspers, Ltd., Class N	19,743	3,157,179
Sappi, Ltd.	210,700	1,314,074
Standard Bank Group, Ltd.#	766,899	8,372,602
Tiger Brands, Ltd.	130,895	4,171,078

		20,601,446

South Korea - 19.5%

Hana Financial Group, Inc.	260,750	8,128,620
Hankook Tire Co., Ltd.†	84,739	4,481,444
Hyosung Corp.	40,961	4,763,539
Hyundai Marine & Fire Insurance Co., Ltd.	100,881	2,890,599
Hyundai Mobis Co., Ltd.	15,844	3,573,044
Korea Electric Power Corp.	204,073	7,868,744
KT Corp.	10,843	291,991
KT&G Corp.	85,891	7,785,830
LG Display Co., Ltd.	261,607	6,339,184
LG Uplus Corp.	311,714	3,528,578
NCSoft Corp.#	21,122	5,118,221
Partron Co., Ltd.	172,229	1,690,685
POSCO	37,172	9,319,710
S-Oil Corp.#	64,083	4,896,548
Samsung Electronics Co., Ltd.	23,300	39,604,333
Shinhan Financial Group Co., Ltd.	237,700	9,817,015
SK Hynix, Inc.	263,115	10,866,655
SK Innovation Co., Ltd.	52,323	7,149,152

		138,113,892

Taiwan - 11.3%

Accton Technology Corp.	890,000	1,636,695
Coretronic Corp.	976,800	1,378,238
CTBC Financial Holding Co., Ltd.	13,016,000	7,773,971
Elite Material Co., Ltd.	771,000	2,823,165
FLEXium Interconnect, Inc.	1,183,760	3,641,034
Grape King Bio, Ltd.	480,000	3,194,948
King Yuan Electronics Co., Ltd.	1,329,000	1,243,633
Largan Precision Co., Ltd.	65,000	9,647,338
Merry Electronics Co., Ltd.	935,000	4,382,313
Micro-Star International Co., Ltd.	2,393,000	5,537,855
Pegatron Corp.	1,430,000	3,756,115
St. Shine Optical Co., Ltd.	87,000	1,486,647
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,022,299	32,171,750
Tong Yang Industry Co., Ltd.	639,000	1,270,783

		79,944,485

Thailand - 5.3%

Charoen Pokphand Foods PCL	7,844,600	6,292,670
Kiatnakin Bank PCL	1,507,500	2,839,613
Krung Thai Bank PCL	13,449,400	7,552,055
PTT PCL	822,300	9,352,483
Star Petroleum Refining PCL	6,150,200	2,272,925
Thai Beverage PCL#	4,450,100	3,016,694
Thai Oil PCL	1,481,100	3,192,986
Thanachart Capital PCL	1,958,100	2,720,713

		37,240,139

Turkey - 5.4%

Akbank TAS	2,701,167	6,450,260
Arcelik AS	419,675	2,407,962
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,892,834	5,068,443
Eregli Demir ve Celik Fabrikalari TAS	2,878,559	4,698,590
Tekfen Holding AS	1,513,274	3,280,957
Turkiye Halk Bankasi AS	2,185,190	6,767,358
Turkiye Is Bankasi, Class C	4,424,885	7,696,827
Turkiye Sise ve Cam Fabrikalari AS	1,676,282	1,805,673

		38,176,070

United Arab Emirates - 0.5%

Aldar Properties PJSC	2,372,542	1,550,470
Emaar Properties PJSC	1,024,098	2,077,476

		3,627,946

Total Long-Term Investment Securities
(cost $599,287,101)		697,776,131

SHORT-TERM INVESTMENT SECURITIES - 2.7%
Registered Investment Companies - 1.9%

State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(1)(2)	13,572,194	13,572,194

Time Deposits - 0.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.07% due 03/01/2017	$5,791,000	5,791,000

Total Short-Term Investment Securities
(cost $19,363,194)		19,363,194

TOTAL INVESTMENTS —
(cost $618,650,295)(4)	101.4%	717,139,325
Liabilities in excess of other assets	(1.4)	(9,893,434)

NET ASSETS —	100.0%	$707,245,891

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2017, the aggregate value of these securities was $5,468,387 representing 0.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	At February 28, 2017, the Fund had loaned securities with a total value of $15,072,521. This was secured by collateral of $13,572,194, which was received in cash and subsequently invested in short-term investments currently valued at $13,572,194 as reported in the Portfolio of Investments. Additional collateral of $2,496,183 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
United States Treasury Notes/Bonds	0.13% to 4.63%	04/15/2017 to 05/15/2045	$2,496,183

(2)	The rate shown is the 7-day yield as of February 28, 2017.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 1).
(4)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$36,928,393	$12,645,030	$—	$49,573,423
Other Countries	648,202,708	—	—	648,202,708
Short-Term Investment Securities:
Registered Investment Companies	13,572,194	—	—	13,572,194
Time Deposits	—	5,791,000	—	5,791,000

Total Investments at Value	$698,703,295	$18,436,030	$—	$717,139,325

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities, currently valued at $12,645,030 were transferred from Level 1 to Level 2 due to a current day last sale not being available on the securities primary exchange. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Industry Allocation*

Banks-Commercial	20.4%
Electronic Components-Semiconductors	7.7
Oil Companies-Integrated	4.9
Semiconductor Components-Integrated Circuits	4.7
Oil Refining & Marketing	4.5
Electronic Components-Misc.	3.9
Diversified Financial Services	3.7
Internet Application Software	3.3
Steel-Producers	2.8
Electric-Integrated	2.3
Real Estate Operations & Development	2.0
Registered Investment Companies	1.9
E-Commerce/Products	1.8
Entertainment Software	1.8
Food-Misc./Diversified	1.8
Oil Companies-Exploration & Production	1.7
Insurance-Property/Casualty	1.4
Auto-Cars/Light Trucks	1.4
Photo Equipment & Supplies	1.4
Finance-Mortgage Loan/Banker	1.4
Cellular Telecom	1.3
Electric-Generation	1.2
Tobacco	1.1
Building Products-Cement	1.0
Diversified Operations	1.0
Rubber-Tires	0.9
Circuit Boards	0.9
Schools	0.8
Medical-Wholesale Drug Distribution	0.8
Time Deposits	0.8
Metal-Iron	0.8
Food-Meat Products	0.8
Public Thoroughfares	0.7
Internet Content-Entertainment	0.7
Building-Residential/Commercial	0.7
Auto/Truck Parts & Equipment-Original	0.7
Metal Products-Distribution	0.7
Petrochemicals	0.7
Industrial Audio & Video Products	0.6
Diamonds/Precious Stones	0.6
Non-Ferrous Metals	0.5
Metal-Diversified	0.5
Insurance-Multi-line	0.5
Paper & Related Products	0.5
Airlines	0.5
Beverages-Non-alcoholic	0.5
Multimedia	0.4
Brewery	0.4
Applications Software	0.4
Finance-Other Services	0.4
Chemicals-Other	0.3
Appliances	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Retail-Drug Store	0.3
Containers-Paper/Plastic	0.3
Finance-Commercial	0.3
Food-Retail	0.3
Consulting Services	0.3
Cosmetics & Toiletries	0.3
Food-Confectionery	0.3
Housewares	0.2
Chemicals-Specialty	0.2
Wireless Equipment	0.2
Networking Products	0.2
Real Estate Management/Services	0.2
Energy-Alternate Sources	0.2
Optical Supplies	0.2
Water	0.2
Power Converter/Supply Equipment	0.2
Building & Construction Products-Misc.	0.2
Wire & Cable Products	0.1
Telephone-Integrated	0.1

101.4%

*	Calculated as a percentage of net assets

Country Allocation*
South Korea	19.5%
China	15.0
Cayman Islands	12.6
Taiwan	11.3
Brazil	7.6
Russia	7.0
Turkey	5.4
Thailand	5.3
India	4.5
South Africa	2.9
United States	2.7
Poland	1.7
Hong Kong	1.4
Hungary	1.4
Indonesia	0.7
Mexico	0.5
United Arab Emirates	0.5
Malaysia	0.5
Netherlands	0.3
Cyprus	0.3
Bermuda	0.3

101.4%

*	Calculated as a percentage of net assets

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.6%
Australia - 1.5%

Origin Energy, Ltd.	1,264,927	$6,362,017
WorleyParsons, Ltd.†#	801,426	6,543,928

		12,905,945

Belgium - 0.7%

UCB SA	89,600	6,379,721

Bermuda - 1.2%

Haier Electronics Group Co., Ltd.	2,342,000	4,308,153
Kunlun Energy Co., Ltd.#	3,448,000	2,998,107
Petra Diamonds, Ltd.†	1,821,150	3,102,670

		10,408,930

Canada - 7.3%

Alamos Gold, Inc., Class A#	570,700	4,126,161
Barrick Gold Corp.	621,540	11,548,213
Cenovus Energy, Inc.	419,000	5,299,804
Eldorado Gold Corp.†	1,593,700	4,871,572
Ensign Energy Services, Inc.	718,600	4,295,802
Precision Drilling Corp.†	1,468,700	7,508,262
Silver Wheaton Corp.	881,200	17,163,563
Suncor Energy, Inc.	240,100	7,474,879

		62,288,256

Cayman Islands - 5.8%

Baidu, Inc. ADR†	94,370	16,432,648
CK Hutchison Holdings, Ltd.	492,500	6,084,163
GCL-Poly Energy Holdings, Ltd.†#	97,335,000	13,290,793
Trina Solar, Ltd. ADR†#	940,212	9,872,226
Value Partners Group, Ltd.#	3,219,500	3,255,623

		48,935,453

China - 4.0%

China Life Insurance Co., Ltd., Class H	2,257,000	6,876,045
China Telecom Corp., Ltd., Class H	17,829,823	8,383,317
Shanghai Pharmaceuticals Holding Co., Ltd.	2,852,500	7,349,058
Sinopec Engineering Group Co., Ltd.	5,880,000	5,340,015
Sinopharm Group Co., Ltd., Class H	1,218,800	5,636,414

		33,584,849

France - 7.4%

AXA SA	441,932	10,426,425
BNP Paribas SA	334,290	19,524,105
Cie Generale des Etablissements Michelin	71,530	8,036,346
Sanofi	186,470	16,066,434
TOTAL SA	179,620	8,953,113

		63,006,423

Germany - 7.7%

Bayer AG	103,580	11,390,243
Deutsche Lufthansa AG	359,760	5,271,022
Gerresheimer AG	78,750	6,174,485
Innogy SE†	216,010	7,757,706
Merck KGaA	77,902	8,512,901
MorphoSys AG†#	111,080	6,332,258
Siemens AG	107,655	14,005,297
Telefonica Deutschland Holding AG#	1,236,580	5,428,773

		64,872,685

Hong Kong - 1.0%

China Mobile, Ltd.	782,500	8,628,476

India - 0.7%

Hero MotoCorp, Ltd.	81,301	3,816,600
Jain Irrigation Systems, Ltd.	1,609,577	2,264,113

		6,080,713

Israel - 2.3%

Teva Pharmaceutical Industries, Ltd. ADR	557,180	19,512,444

Italy - 1.4%

Eni SpA	796,013	12,244,654

Japan - 7.8%

Kirin Holdings Co., Ltd.	361,300	6,219,718
Konica Minolta, Inc.	335,900	3,238,059
Nissan Motor Co., Ltd.	1,604,000	15,790,859
SoftBank Group Corp.	309,600	23,043,973
Sumitomo Rubber Industries, Ltd.	374,800	6,185,226
Suntory Beverage & Food, Ltd.#	124,200	5,207,014
Toyota Motor Corp.	109,200	6,186,817

		65,871,666

Jersey - 1.2%

Petrofac, Ltd.	892,660	9,874,766

Luxembourg - 0.8%

Tenaris SA	392,101	6,451,031

Mexico - 0.4%

Industrias Penoles SAB de CV	130,965	3,102,772

Netherlands - 6.2%

Aegon NV	2,792,223	14,843,643
Flow Traders	105,452	3,650,313
ING Groep NV CVA	652,284	8,993,747
QIAGEN NV#†	395,844	11,280,701
SBM Offshore NV#	921,270	14,166,538

		52,934,942

Norway - 1.4%

Telenor ASA	430,178	7,014,413
Yara International ASA	132,370	5,025,750

		12,040,163

Singapore - 1.8%

Singapore Telecommunications, Ltd.	1,604,300	4,499,000
Singapore Telecommunications, Ltd. ADR	4,600	130,111
United Overseas Bank, Ltd.	713,900	10,952,512

		15,581,623

South Korea - 11.0%

Hana Financial Group, Inc.	599,888	18,700,908
Hyundai Mobis Co., Ltd.	45,365	10,230,444
Hyundai Motor Co.	50,107	6,624,803
KB Financial Group, Inc.	416,040	17,256,048
Korea Investment Holdings Co., Ltd.†	130,228	5,459,038
Posco Daewoo Corp.	327,925	7,119,663
Samsung Electronics Co., Ltd.	16,289	27,687,339

		93,078,243

Spain - 0.0%

Telefonica SA ADR	859	8,702

Sweden - 0.5%

Getinge AB, Class B	239,574	4,066,064

Switzerland - 6.3%

ABB, Ltd.	508,940	11,513,035
Basilea Pharmaceutica AG†#	33,210	2,843,690
Credit Suisse Group AG	430,935	6,500,389
GAM Holding AG	392,460	4,337,438
Roche Holding AG	75,110	18,299,813
UBS Group AG	621,650	9,575,273

		53,069,638

Taiwan - 2.5%

Catcher Technology Co., Ltd.	972,000	8,130,714
Quanta Computer, Inc.	3,061,000	6,346,468
Taiwan Semiconductor Manufacturing Co., Ltd.	1,042,000	6,410,012

		20,887,194

Thailand - 1.5%

Bangkok Bank PCL	243,400	1,345,811
Bangkok Bank PCL NVDR	1,195,200	6,077,781
PTT Exploration & Production PCL	2,070,900	5,517,575

		12,941,167

United Kingdom - 14.1%

Aberdeen Asset Management PLC	614,400	2,107,976
Aviva PLC	1,227,958	7,588,086
BAE Systems PLC	1,415,310	11,063,983
Barclays PLC	3,038,750	8,540,485
BP PLC	3,344,622	18,823,119
BP PLC ADR#	180	6,106
Carillion PLC#	1,538,340	4,180,381
HSBC Holdings PLC	1,681,260	13,487,231
Johnson Matthey PLC	154,621	5,878,637
Kingfisher PLC	986,565	4,029,999
Royal Dutch Shell PLC, Class B	649,435	17,515,184
SIG PLC	2,660,784	3,697,831
Sky PLC	314,005	3,886,591
Standard Chartered PLC†	1,779,408	15,950,440
Vodafone Group PLC	957,821	2,399,607

		119,155,656

United States - 1.1%

Eli Lilly & Co.	55,460	4,592,643
Monsanto Co.	39,750	4,524,743

		9,117,386

Total Long-Term Investment Securities
(cost $813,322,517)		827,029,562

SHORT-TERM INVESTMENT SECURITIES - 5.2%
Registered Investment Companies - 3.3%

State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(1)(2)	28,226,949	28,226,949

Time Deposits - 0.0%

Euro Time Deposit with State Street Bank and Trust Co. 0.07% due 03/01/2017	$193,000	193,000

U.S. Government Agencies - 1.9%

Federal Home Loan Bank 0.36% due 03/01/2017	11,000,000	11,000,000
Federal Home Loan Mtg. Corp. Disc. Notes 0.46% due 03/01/2017	5,100,000	5,100,000

		16,100,000

Total Short-Term Investment Securities
(cost $44,519,949)		44,519,949

TOTAL INVESTMENTS
(cost $857,842,466)(3)	102.8%	871,549,511
Liabilities in excess of other assets	(2.8)	(24,116,176)

NET ASSETS	100.0%	$847,433,335

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At February 28, 2017, the Fund had loaned securities with a total value of $41,182,476. This was secured by collateral of $28,226,949, which was received in cash and subsequently invested in short-term investments currently valued at $28,226,949 as reported in the Portfolio of Investments. Additional collateral of $15,123,735 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	05/01/2032 to 12/01/2041	$212,286
Federal National Mtg. Assoc.	2.50% to 4.40%	01/25/2032 to 10/01/2041	1,079,764
Government National Mtg. Assoc.	2.50% to 3.50%	05/20/2046 to 09/20/2046	594,124
United States Treasury Bills	0.00%	12/15/2016 to 06/22/2017	1,002,344
United States Treasury Notes/Bonds	0.13% to 8.13%	04/15/2017 to 11/15/2046	12,235,217

(2)	The rate shown is the 7-day yield as of February 28, 2017.
(3)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

NVDR - Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$827,029,562	$—	$—	$827,029,562
Short-Term Investment Securities:
Registered Investment Companies	28,226,949	—	—	28,226,949
Other Short-Term Investment Securities	—	16,293,000	—	16,293,000

Total Investments at Value	$855,256,511	$16,293,000	$—	$871,549,511

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

Industry Allocation*

Oil Companies-Integrated	8.3%
Medical-Drugs	7.8
Diversified Banking Institutions	6.8
Banks-Commercial	5.2
Diversified Financial Services	4.2
Energy-Alternate Sources	3.7
Oil-Field Services	3.5
Auto-Cars/Light Trucks	3.4
Telephone-Integrated	3.3
Registered Investment Companies	3.3
Electronic Components-Semiconductors	3.3
Insurance-Multi-line	2.9
Gold Mining	2.4
Telecom Services	2.3
Medical-Generic Drugs	2.3
Silver Mining	2.0
Web Portals/ISP	1.9
U.S. Government Agencies	1.9
Insurance-Life/Health	1.7
Diversified Manufacturing Operations	1.7
Rubber-Tires	1.6
Oil & Gas Drilling	1.4
Machinery-Electrical	1.4
Diagnostic Kits	1.3
Aerospace/Defense	1.3
Cellular Telecom	1.3
Auto/Truck Parts & Equipment-Original	1.2
Investment Management/Advisor Services	1.1
Agricultural Chemicals	1.1
Medical-Biomedical/Gene	1.1
Finance-Investment Banker/Broker	1.1
Metal Processors & Fabrication	1.0
Oil Companies-Exploration & Production	0.9
Retail-Drug Store	0.9
Import/Export	0.8
Engineering/R&D Services	0.8
Steel Pipe & Tube	0.8
Semiconductor Components-Integrated Circuits	0.8
Brewery	0.8
Electric-Integrated	0.7
Computers	0.7
Containers-Metal/Glass	0.7
Diversified Operations	0.7
Chemicals-Diversified	0.7
Medical-Wholesale Drug Distribution	0.7
Airlines	0.6
Beverages-Non-alcoholic	0.6
Appliances	0.5
Building & Construction-Misc.	0.5
Medical Instruments	0.5
Retail-Building Products	0.5
Cable/Satellite TV	0.5
Motorcycle/Motor Scooter	0.4
Distribution/Wholesale	0.4
Photo Equipment & Supplies	0.4
Non-Ferrous Metals	0.4
Diamonds/Precious Stones	0.4
Rubber/Plastic Products	0.3

102.8%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.5%
Australia - 6.6%

BGP Holdings PLC†(1)(2)	479,213	$6,896
Charter Hall Group	213,349	860,403
GPT Group	1,942,590	7,342,663
Mirvac Group	4,291,412	7,073,986
Scentre Group	2,164,302	7,234,855
Vicinity Centres	2,094,952	4,641,917

		27,160,720

Bermuda - 1.9%

Hongkong Land Holdings, Ltd. (OTC)	1,700	11,475
Hongkong Land Holdings, Ltd. (SGX)	1,153,000	7,874,990

		7,886,465

Canada - 2.9%

Allied Properties Real Estate Investment Trust	84,733	2,234,114
Canadian Real Estate Investment Trust	87,871	3,294,666
RioCan Real Estate Investment Trust	229,156	4,603,134
Smart Real Estate Investment Trust	67,144	1,689,974

		11,821,888

Cayman Islands - 2.2%

Cheung Kong Property Holdings, Ltd.	1,181,000	8,032,668
China Resources Land, Ltd.	386,000	1,054,142

		9,086,810

Finland - 0.3%

Citycon OYJ	546,137	1,296,013

France - 5.2%

Fonciere Des Regions	52,573	4,328,121
Klepierre	206,123	7,657,025
Unibail-Rodamco SE (Euronext Amsterdam)	29,120	6,643,485
Unibail-Rodamco SE (Euronext Paris)	12,046	2,748,195

		21,376,826

Germany - 2.8%

Vonovia SE	331,943	11,566,105

Hong Kong - 4.0%

Link REIT	582,500	4,018,199
Sun Hung Kai Properties, Ltd.	857,504	12,537,415

		16,555,614

Ireland - 0.7%

Green REIT PLC	1,964,687	2,809,874

Japan - 12.4%

AEON REIT Investment Corp.#	2,452	2,715,108
Kenedix Retail REIT Corp	1,368	3,237,805
Mitsubishi Estate Co., Ltd.	481,000	9,397,793
Mitsui Fudosan Co., Ltd.	264,000	5,975,807
Nippon Building Fund, Inc.	1,363	7,619,066
Nomura Real Estate Master Fund, Inc.	4,831	7,237,147
Orix JREIT, Inc.	4,321	6,803,907
Sumitomo Realty & Development Co., Ltd.	289,000	7,977,115

		50,963,748

Jersey - 0.7%

Kennedy Wilson Europe Real Estate PLC	253,228	3,047,915

Netherlands - 0.4%

Wereldhave NV	35,974	1,571,310

Norway - 0.6%

Entra ASA*	230,918	2,630,485

Singapore - 3.2%

Ascendas Hospitality Trust#	2,827,500	1,523,307
Ascendas Real Estate Investment Trust	1,122,600	2,002,640
City Developments, Ltd.	691,600	4,673,506
Fortune Real Estate Investment Trust	1,027,636	1,153,011
Mapletree Greater China Commercial Trust#	5,125,400	3,602,483

		12,954,947

Spain - 0.9%

Merlin Properties Socimi SA	312,850	3,551,306

Sweden - 0.7%

Hufvudstaden AB, Class A	170,613	2,648,049

Switzerland - 0.8%

PSP Swiss Property AG	37,227	3,469,356

United Kingdom - 4.1%

Big Yellow Group PLC	348,643	3,162,407
British Land Co. PLC	575,340	4,408,399
Derwent London PLC	65,971	2,308,456
Hammerson PLC	617,083	4,506,189
UNITE Group PLC	340,424	2,640,095

		17,025,546

United States - 48.1%

Acadia Realty Trust#	45,585	1,460,088
American Campus Communities, Inc.	39,138	1,999,952
American Homes 4 Rent, Class A	131,752	3,131,745
American Tower Corp.	94,550	10,853,394
Apple Hospitality REIT, Inc.	111,315	2,186,227
AvalonBay Communities, Inc.	40,187	7,385,567
Boston Properties, Inc.	64,195	8,925,031
Brandywine Realty Trust	138,330	2,304,578
Brixmor Property Group, Inc.	132,230	3,086,248
Brookdale Senior Living, Inc.†	69,719	1,003,954
Care Capital Properties, Inc.#	41,766	1,098,028
Cousins Properties, Inc.	305,282	2,610,161
Crown Castle International Corp.#	71,438	6,681,596
CyrusOne, Inc.#	65,650	3,341,585
DiamondRock Hospitality Co.	106,025	1,152,492
Digital Realty Trust, Inc.#	19,061	2,058,588
EPR Properties	10,629	818,008
Equinix, Inc.#	16,235	6,105,496
Equity LifeStyle Properties, Inc.	25,892	2,061,521
Equity Residential	97,332	6,138,729
Essex Property Trust, Inc.	21,961	5,154,247
Extra Space Storage, Inc.	43,741	3,463,850
Federal Realty Investment Trust	35,877	5,048,970
First Industrial Realty Trust, Inc.	12,344	332,054
GGP, Inc.	154,029	3,829,161
HCP, Inc.	165,931	5,440,877
Healthcare Realty Trust, Inc.	61,059	1,951,446
Host Hotels & Resorts, Inc.#	265,552	4,777,280

Hudson Pacific Properties, Inc.	110,868	4,055,551
InfraREIT, Inc.	43,109	717,765
Invitation Homes, Inc.†	49,596	1,080,697
Lamar Advertising Co., Class A	24,352	1,838,089
Liberty Property Trust	93,175	3,674,822
Macerich Co.	29,977	2,019,850
Mid-America Apartment Communities, Inc.#	24,950	2,563,113
National Health Investors, Inc.#	25,916	1,962,360
National Retail Properties, Inc.	85,338	3,860,691
Paramount Group, Inc.	99,277	1,730,398
Physicians Realty Trust#	42,438	845,365
Prologis, Inc.#	108,742	5,551,279
Public Storage	33,367	7,589,658
QTS Realty Trust, Inc., Class A	16,788	883,049
Realty Income Corp.#	54,741	3,354,528
Retail Opportunity Investments Corp.	121,102	2,664,244
Rexford Industrial Realty, Inc.	17,945	412,376
RLJ Lodging Trust	71,664	1,631,073
Simon Property Group, Inc.#	77,305	14,255,042
SL Green Realty Corp.	14,215	1,601,746
Sun Communities, Inc.	20,759	1,719,468
Terreno Realty Corp.	46,420	1,285,834
Ventas, Inc.#	34,072	2,216,384
Vornado Realty Trust	66,328	7,287,457
Washington Real Estate Investment Trust	76,246	2,494,007
Weingarten Realty Investors	62,379	2,212,583
Welltower, Inc.	83,142	5,851,534
Weyerhaeuser Co.#	233,725	7,881,207

		197,641,043

Total Long-Term Investment Securities
(cost $398,727,681)		405,064,020

SHORT-TERM INVESTMENT SECURITIES - 2.5%
Registered Investment Companies - 2.0%

State Street Institutional U.S. Government Money Market Fund, Administration Class 0.21%(3)	2,404,372	2,404,372
State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(3)(4)	5,809,310	5,809,310

		8,213,682

Time Deposits - 0.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.07% due 03/01/2017	$1,872,000	1,872,000

Total Short-Term Investment Securities
(cost $10,085,682)		10,085,682

TOTAL INVESTMENTS
(cost $408,813,363)(5)	101.0%	415,149,702
Liabilities in excess of other assets	(1.0)	(3,977,773)

NET ASSETS —	100.0%	$411,171,929

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2017, the aggregate value of these securities was $2,630,485 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At February 28, 2017, the aggregate value of these securities was $6,896 representing 0.0% of net assets.
(3)	The rate shown is the 7-day yield as of February 28, 2017.
(4)	At February 28, 2017, the Fund had loaned securities with a total value of $21,174,408. This was secured by collateral of $5,809,310, which was received in cash and subsequently invested in short-term investments currently valued at $5,809,310 as reported in the Portfolio of Investments. Additional collateral of $16,050,951 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$709,045
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	1,236,151
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	2,844,473
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	1,380,556
United States Treasury Notes/Bonds	zero coupon to 7.63%	04/15/2017 to 11/15/2046	9,880,726

(5)	See Note 4 for cost of investments on a tax basis.

Euronext Amsterdam - Euronext Stock Exchange, Amsterdam

Euronext Paris - Euronext Stock Exchange, Paris

OTC - Over the Counter

SGX - Singapore Exchange

Industry Allocation*
Real Estate Investment Trusts	78.4%
Real Estate Operations & Development	11.1
Real Estate Management/Services	7.7
Registered Investment Companies	2.0
Hotels/Motels	1.1
Time Deposits	0.5
Retirement/Aged Care	0.2

101.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$27,153,824	$—	$6,896	$27,160,720
Other Countries	377,903,300	—	—	377,903,300
Short-Term Investment Securities:
Registered Investment Companies	8,213,682	—	—	8,213,682
Time Deposits	—	1,872,000	—	1,872,000

Total Investments at Value	$413,270,806	$1,872,000	$6,896	$415,149,702

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.4%
Australia - 2.1%

Amcor, Ltd.	22,626	$243,730
APA Group	49,311	319,845
ASX, Ltd.	15,070	591,920
BGP Holdings PLC†(1)(2)	60,919	877
Computershare, Ltd.	26,169	271,062
CSL, Ltd.	7,914	715,135
Dexus Property Group	63,132	456,927
Domino’s Pizza Enterprises, Ltd.	3,540	151,176
Fortescue Metals Group, Ltd.	69,960	355,622
Goodman Group	33,750	195,365
GPT Group	103,827	392,449
Insurance Australia Group, Ltd.	93,362	429,484
QBE Insurance Group, Ltd.	23,435	221,181
Ramsay Health Care, Ltd.	6,273	335,608
Santos, Ltd.	117,251	341,606
Scentre Group	70,481	235,605
Sonic Healthcare, Ltd.	11,410	188,258
South32, Ltd.	154,813	295,551
Stockland	80,658	291,887
Sydney Airport	38,727	179,933
Transurban Group	93,111	787,412
Vicinity Centres	94,165	208,647
Wesfarmers, Ltd.	11,407	373,618
Westfield Corp.	35,582	240,070
Woodside Petroleum, Ltd.	15,244	366,289
Woolworths, Ltd.	11,583	228,767

		8,418,024

Austria - 0.2%

Erste Group Bank AG	7,963	231,653
OMV AG	6,429	245,600
voestalpine AG	5,591	235,295

		712,548

Belgium - 0.5%

Ageas	5,216	198,045
Groupe Bruxelles Lambert SA	5,139	435,595
KBC Group NV	3,665	224,187
Proximus SADP	11,201	329,350
UCB SA	8,212	584,713
Umicore SA	6,908	363,831

		2,135,721

Bermuda - 1.4%

Arch Capital Group, Ltd.†	5,140	486,090
Axis Capital Holdings, Ltd.	3,374	233,818
Bunge, Ltd.	6,224	509,434
Everest Re Group, Ltd.	2,701	635,113
Hongkong Land Holdings, Ltd.	29,900	204,217
IHS Markit, Ltd.†	14,311	569,578
Invesco, Ltd.	12,366	398,062
Jardine Matheson Holdings, Ltd.	4,000	248,720
Li & Fung, Ltd.	380,000	169,370
Norwegian Cruise Line Holdings, Ltd.†	5,016	254,311
NWS Holdings, Ltd.	120,000	218,578
RenaissanceRe Holdings, Ltd.	5,045	744,844
Shangri-La Asia, Ltd.	344,000	437,816
XL Group, Ltd.	10,099	408,908

		5,518,859

Canada - 3.7%

Agnico Eagle Mines, Ltd.	5,318	223,619
Alimentation Couche-Tard, Inc., Class B	4,191	186,358
AltaGas, Ltd.	7,389	172,458
ARC Resources, Ltd.	19,368	288,727
Bank of Montreal	7,598	576,572
BCE, Inc.	9,210	401,767
Brookfield Asset Management, Inc., Class A	14,200	511,465
Cameco Corp.	16,563	183,313
Canadian Imperial Bank of Commerce	2,567	225,371
Canadian National Railway Co.	7,893	548,861
Canadian Tire Corp., Ltd., Class A	2,465	282,653
CGI Group, Inc., Class A†	5,081	233,584
CI Financial Corp.	13,200	269,128
Crescent Point Energy Corp.	13,896	152,854
Empire Co., Ltd., Class A	16,200	204,055
Enbridge, Inc.	17,901	749,154
Encana Corp.	22,021	244,052
Fairfax Financial Holdings, Ltd.	849	382,248
First Capital Realty, Inc.	29,984	472,267
Fortis, Inc.	8,562	271,583
Franco-Nevada Corp.	2,469	159,141
Great-West Lifeco, Inc.	22,215	606,137
IGM Financial, Inc.	10,180	312,022
Industrial Alliance Insurance & Financial Services, Inc.	5,774	239,663
Intact Financial Corp.	8,048	570,546
Keyera Corp.	8,694	256,002
Manulife Financial Corp.	31,548	563,646
Metro, Inc., Class A	9,254	269,845
National Bank of Canada	5,260	224,467
Onex Corp.	3,661	257,637
Open Text Corp.	6,092	200,804
Pembina Pipeline Corp.	10,586	342,080
Power Corp. of Canada	15,066	350,504
Power Financial Corp.	11,025	285,959
RioCan Real Estate Investment Trust	7,948	159,654
Rogers Communications, Inc., Class B	5,695	239,085
Saputo, Inc.	6,025	206,897
Shaw Communications, Inc., Class B	29,396	611,734
Silver Wheaton Corp.	7,836	152,626
Sun Life Financial, Inc.	8,746	317,390
Suncor Energy, Inc.	12,839	399,708
Thomson Reuters Corp.	14,735	623,037
Tourmaline Oil Corp.†	6,974	154,371
Turquoise Hill Resources, Ltd.†	54,175	170,087
Valeant Pharmaceuticals International, Inc.†	4,200	59,734
Vermilion Energy, Inc.	5,604	213,114
Waste Connections, Inc.	2,472	216,028
Yamana Gold, Inc.	37,744	104,292

		14,846,299

Cayman Islands - 0.3%

ASM Pacific Technology, Ltd.	24,900	309,690
Cheung Kong Property Holdings, Ltd.	30,808	209,543
CK Hutchison Holdings, Ltd.	49,808	615,310
WH Group, Ltd.*	232,000	181,407

		1,315,950

Curacao - 0.4%

Schlumberger, Ltd.	19,117	1,536,242

Denmark - 0.8%

Chr. Hansen Holding A/S	3,663	218,626
Danske Bank A/S	6,869	229,265
DSV A/S	8,768	431,599
Genmab A/S†	1,023	202,651
Novo Nordisk A/S, Class B	24,237	860,765
Novozymes A/S, Class B	7,595	292,138
Pandora A/S	1,457	166,115
TDC A/S†	41,179	221,598
Tryg A/S	10,121	188,231
Vestas Wind Systems A/S	2,688	199,392
William Demant Holding A/S†	9,330	191,072

		3,201,452

Finland - 0.6%

Elisa Oyj	8,794	293,186
Kone Oyj, Class B	3,953	176,977
Metso Oyj	7,856	232,118
Nokia OYJ	74,983	384,316
Nokian Renkaat Oyj	5,042	198,330
Orion Oyj, Class B	5,436	268,019
Sampo Oyj, Class A	11,249	512,558
UPM-Kymmene Oyj	10,130	240,712

		2,306,216

France - 2.9%

Accor SA	4,597	181,410
Aeroports de Paris	2,815	319,096
Air Liquide SA	4,183	451,566
Arkema SA	2,361	228,864
Atos SE	2,660	314,207
AXA SA	24,468	577,269
Bureau Veritas SA	12,706	242,428
Capgemini SA	2,743	234,480
Casino Guichard Perrachon SA	3,259	172,336
Cie de Saint-Gobain	5,254	251,754
CNP Assurances	12,364	229,026
Credit Agricole SA	21,290	257,010
Danone SA	8,969	594,430
Dassault Systemes SE	5,876	474,534
Essilor International SA	5,692	652,155
Eutelsat Communications SA	9,358	183,952
Fonciere Des Regions	2,037	167,698
Gecina SA	2,109	268,336
ICADE	2,531	180,454
Iliad SA	890	184,283
Imerys SA	2,842	229,484
Ingenico Group SA	3,079	276,217
Kering	1,881	457,830
Klepierre	8,921	331,396
L’Oreal SA	5,556	1,033,291
Lagardere SCA	9,463	237,996
Legrand SA	5,384	303,557
Renault SA	2,353	208,669
Schneider Electric SE	4,708	318,661
SCOR SE	8,324	300,621
Societe BIC SA	1,493	184,661
Sodexo SA	5,101	559,584
Unibail-Rodamco SE	1,363	310,957
Veolia Environnement SA	10,211	167,131
Vivendi SA	16,981	299,618
Wendel SA	1,751	193,756
Zodiac Aerospace	7,756	227,808

		11,806,525

Germany - 2.3%

Allianz SE	5,828	1,013,800
Beiersdorf AG	7,692	701,783
Brenntag AG	5,411	310,238
Continental AG	1,377	279,359
Daimler AG	9,784	711,465
Deutsche Wohnen AG (BR)	5,229	179,622
Fraport AG Frankfurt Airport Services Worldwide	3,354	210,031
Fresenius SE & Co. KGaA	4,930	391,817
FUCHS PETROLUB SE (Preference Shares)	5,308	245,794
Hannover Rueck SE	2,979	336,424
Henkel AG & Co. KGaA	1,677	180,770
Henkel AG & Co. KGaA (Preference Shares)	3,268	408,184
Infineon Technologies AG	13,282	236,392
LANXESS AG	4,176	283,582
Linde AG	1,471	238,977
Merck KGaA	5,817	635,665
Muenchener Rueckversicherungs-Gesellschaft AG	3,369	636,730
SAP SE	14,724	1,371,897
Symrise AG	4,994	310,614
Telefonica Deutschland Holding AG	42,775	187,789
TUI AG	19,530	275,781
Vonovia SE	9,834	342,652

		9,489,366

Hong Kong - 1.4%

AIA Group, Ltd.	174,800	1,104,477
Bank of East Asia, Ltd.	76,000	314,264
BOC Hong Kong Holdings, Ltd.	61,000	241,237
Hang Lung Properties, Ltd.	92,000	232,284
Hang Seng Bank, Ltd.	17,700	362,988
Henderson Land Development Co., Ltd.	34,189	198,627
HK Electric Investments & HK Electric Investments, Ltd.*	191,000	167,309
HKT Trust & HKT, Ltd.	123,000	164,150
Hong Kong & China Gas Co., Ltd.	370,436	712,918
Hong Kong Exchanges & Clearing, Ltd.	15,800	392,207
Link REIT	62,500	431,137
PCCW, Ltd.	360,000	219,351
Power Assets Holdings, Ltd.	20,000	179,443
Sun Hung Kai Properties, Ltd.	15,000	219,312
Swire Pacific, Ltd., Class A	16,500	169,615
Swire Properties, Ltd.	113,600	341,697

Techtronic Industries Co., Ltd.	43,500	155,779

		5,606,795

Ireland - 1.1%

Accenture PLC, Class A	8,675	1,062,687
Alkermes PLC†	4,103	231,819
CRH PLC	8,730	294,705
DCC PLC	4,121	351,045
Jazz Pharmaceuticals PLC†	1,834	243,225
Johnson Controls International PLC	14,883	624,193
Kerry Group PLC, Class A	6,361	488,566
Pentair PLC#	4,813	279,443
Perrigo Co. PLC#	5,230	391,047
Weatherford International PLC†#	47,110	266,643
Willis Towers Watson PLC	3,025	388,501

		4,621,874

Israel - 0.1%

Check Point Software Technologies, Ltd.†#	2,287	226,207
NICE, Ltd.	4,159	288,880

		515,087

Italy - 0.5%

Assicurazioni Generali SpA	34,830	498,873
Atlantia SpA	7,576	177,375
Intesa Sanpaolo SpA	146,572	341,612
Italgas SpA†	12,326	49,020
Luxottica Group SpA	3,520	185,560
Snam SpA	61,634	245,509
Terna Rete Elettrica Nazionale SpA	60,973	282,408
UniCredit SpA	8,343	111,811
Unione di Banche Italiane SpA	64,284	200,902

		2,093,070

Japan - 9.7%

Aeon Co., Ltd.	14,600	217,678
AEON Financial Service Co., Ltd.	8,700	168,355
Aisin Seiki Co., Ltd.	8,300	412,248
Ajinomoto Co., Inc.	11,000	222,653
Amada Holdings Co., Ltd.	18,000	203,480
Aozora Bank, Ltd.	52,000	194,864
Astellas Pharma, Inc.	32,800	441,440
Bridgestone Corp.	7,800	311,111
Canon, Inc.	17,600	514,002
Central Japan Railway Co.	1,900	310,846
Chiba Bank, Ltd.	79,000	552,005
Chubu Electric Power Co., Inc.	12,500	164,671
Chugai Pharmaceutical Co., Ltd.	5,000	166,674
Concordia Financial Group, Ltd.	45,800	243,707
Dai Nippon Printing Co., Ltd.	16,000	174,035
Dai-ichi Life Holdings, Inc.	16,600	312,141
Daiichi Sankyo Co., Ltd.	15,200	346,429
Daikin Industries, Ltd.	2,200	208,848
Daito Trust Construction Co., Ltd.	1,300	181,904
Daiwa House Industry Co., Ltd.	9,500	260,786
Denso Corp.	13,700	608,753
Dentsu, Inc.	3,800	210,388
East Japan Railway Co.	5,600	506,191
Eisai Co., Ltd.	3,900	218,736
FANUC Corp.	2,800	551,426
Fuji Electric Co., Ltd.	45,000	248,743
FUJIFILM Holdings Corp.	4,600	177,785
Hankyu Hanshin Holdings, Inc.	4,800	160,648
Hisamitsu Pharmaceutical Co., Inc.	3,000	161,289
Hitachi Chemical Co., Ltd.	9,900	278,904
Hitachi Metals, Ltd.	17,700	252,081
Hitachi, Ltd.	44,000	242,353
Hoya Corp.	12,800	579,244
Idemitsu Kosan Co., Ltd.	10,300	331,888
Inpex Corp.	24,600	244,369
Isuzu Motors, Ltd.	15,000	200,743
JFE Holdings, Inc.	14,000	264,809
JTEKT Corp.	16,100	273,433
Kajima Corp.	25,000	162,891
Kao Corp.	10,000	516,356
KDDI Corp.	23,700	620,004
Keikyu Corp.	26,000	286,047
Keio Corp.	31,000	243,651
Keyence Corp.	1,400	541,582
Kintetsu Group Holdings Co., Ltd.	42,000	155,895
Komatsu, Ltd.	10,600	255,742
Kubota Corp.	25,000	397,770
Kurita Water Industries, Ltd.	7,900	188,455
Kyocera Corp.	5,600	307,951
Kyowa Hakko Kirin Co., Ltd.	10,000	149,628
LIXIL Group Corp.	10,600	259,752
Mabuchi Motor Co., Ltd.	4,500	243,135
Marubeni Corp.	66,200	428,272
McDonald’s Holdings Co. Japan, Ltd.	6,400	182,296
MEIJI Holdings Co., Ltd.	1,700	135,885
Mitsubishi Chemical Holdings Corp.	39,800	305,625
Mitsubishi Corp.	16,100	363,216
Mitsubishi Electric Corp.	29,000	425,275
Mitsubishi Estate Co., Ltd.	10,000	195,380
Mitsubishi Logistics Corp.	14,000	201,130
Mitsubishi Materials Corp.	7,700	255,650
Mitsui & Co., Ltd.	29,600	452,912
Mitsui Fudosan Co., Ltd.	12,000	271,628
MS&AD Insurance Group Holdings, Inc.	8,100	273,905
Murata Manufacturing Co., Ltd.	1,600	230,006
Nagoya Railroad Co., Ltd.	31,000	142,107
NGK Insulators, Ltd.	10,000	215,319
NGK Spark Plug Co., Ltd.	14,200	321,426
Nidec Corp.	3,800	354,818
Nikon Corp.	13,400	204,796
Nintendo Co., Ltd.	1,500	313,766
Nippon Steel & Sumitomo Metal Corp.	12,600	309,939
Nippon Telegraph & Telephone Corp.	13,700	579,364
Nissan Motor Co., Ltd.	41,200	405,601
Nitori Holdings Co., Ltd.	1,400	162,998
NOK Corp.	10,500	239,637
NSK, Ltd.	45,900	654,518
NTT Data Corp.	3,700	174,552
NTT DOCOMO, Inc.	24,700	586,363
Omron Corp.	5,600	240,758

Ono Pharmaceutical Co., Ltd.	5,900	130,636
Oracle Corp. Japan	3,200	186,283
Oriental Land Co., Ltd.	4,100	230,355
ORIX Corp.	19,200	298,652
Osaka Gas Co., Ltd.	46,000	177,375
Otsuka Holdings Co., Ltd.	6,100	277,512
Panasonic Corp.	27,800	305,108
Rakuten, Inc.	17,000	168,419
Resona Holdings, Inc.	115,700	645,724
Ryohin Keikaku Co., Ltd.	700	147,982
Santen Pharmaceutical Co., Ltd.	16,600	237,892
Secom Co., Ltd.	4,000	291,424
Sekisui House, Ltd.	11,400	182,195
Shimadzu Corp.	13,000	211,874
Shimano, Inc.	1,200	177,311
Shin-Etsu Chemical Co., Ltd.	6,700	566,737
Shionogi & Co., Ltd.	4,000	195,754
Shiseido Co., Ltd.	7,800	205,163
Shizuoka Bank, Ltd.	74,000	649,464
SMC Corp.	700	198,451
SoftBank Group Corp.	12,800	952,722
Sompo Holdings, Inc.	6,700	250,359
Sony Corp.	12,900	399,361
Sumitomo Chemical Co., Ltd.	43,000	239,601
Sumitomo Corp.	34,800	467,583
Sumitomo Dainippon Pharma Co., Ltd.	10,300	181,805
Sumitomo Mitsui Financial Group, Inc.	14,200	553,237
Sumitomo Mitsui Trust Holdings, Inc.	5,800	208,004
Suntory Beverage & Food, Ltd.	4,900	205,430
Sysmex Corp.	2,700	155,975
TDK Corp.	3,300	224,416
Terumo Corp.	5,100	176,817
Tobu Railway Co., Ltd.	40,000	204,727
Tohoku Electric Power Co., Inc.	14,100	180,980
Tokio Marine Holdings, Inc.	10,400	455,362
Tokyo Electron, Ltd.	2,600	259,433
Tokyo Gas Co., Ltd.	46,000	208,739
Tokyu Corp.	27,000	199,956
TonenGeneral Sekiyu KK	36,000	430,994
Toppan Printing Co., Ltd.	20,000	201,522
Toray Industries, Inc.	28,000	250,478
TOTO, Ltd.	5,500	211,736
Toyoda Gosei Co., Ltd.	13,600	346,703
Toyota Industries Corp.	7,200	351,204
Toyota Motor Corp.	3,500	198,295
Toyota Tsusho Corp.	8,500	253,460
Trend Micro, Inc.	9,900	433,557
Unicharm Corp.	8,500	191,041
West Japan Railway Co.	4,500	297,890
Yahoo Japan Corp.	40,100	185,964
Yakult Honsha Co., Ltd.	3,400	185,518
Yamaguchi Financial Group, Inc.	19,000	219,182
Yamato Holdings Co., Ltd.	7,900	172,598
Yamazaki Baking Co., Ltd.	9,000	180,489

		39,195,110

Jersey - 0.6%

Delphi Automotive PLC	3,496	266,151
Randgold Resources, Ltd.	3,036	282,918
Shire PLC	16,732	1,007,783
Wolseley PLC	4,223	257,552
WPP PLC	28,561	672,295

		2,486,699

Liberia - 0.1%

Royal Caribbean Cruises, Ltd.	2,630	252,743

Luxembourg - 0.2%

RTL Group SA	6,325	486,605
SES SA FDR	14,875	303,589
Tenaris SA	13,542	222,799

		1,012,993

Netherlands - 2.3%

Aegon NV	70,452	374,528
Akzo Nobel NV	3,724	249,771
ASML Holding NV	3,981	482,689
Boskalis Westminster NV	5,238	190,890
CNH Industrial NV	27,566	255,822
Core Laboratories NV#	3,430	392,461
EXOR NV	4,981	236,034
ING Groep NV	48,736	671,976
Koninklijke Ahold Delhaize NV	21,039	447,112
Koninklijke DSM NV	3,564	234,093
Koninklijke KPN NV	50,803	143,432
Koninklijke Philips NV	22,996	695,168
Koninklijke Vopak NV	4,605	194,727
LyondellBasell Industries NV, Class A	6,634	605,286
Mylan NV†	5,913	247,459
NN Group NV	13,556	421,143
QIAGEN NV	15,177	432,512
RELX NV	25,248	447,489
STMicroelectronics NV	31,470	480,086
Unilever NV CVA	36,605	1,730,139
Wolters Kluwer NV	11,114	455,248

		9,388,065

New Zealand - 0.3%

Auckland International Airport, Ltd.	69,767	368,858
Contact Energy, Ltd.	48,523	170,911
Fletcher Building, Ltd.	30,262	210,566
Ryman Healthcare, Ltd.	45,044	287,789
Spark New Zealand, Ltd.	95,487	246,918

		1,285,042

Norway - 0.3%

DNB ASA	15,128	248,118
Gjensidige Forsikring ASA	23,102	361,266
Marine Harvest ASA	10,328	180,603
Orkla ASA	35,200	309,656
Telenor ASA	11,202	182,658

		1,282,301

Papua New Guinea - 0.0%

Oil Search, Ltd.	36,637	196,065

Portugal - 0.2%

Banco Espirito Santo SA†(1)(2)	126,030	0
EDP - Energias de Portugal SA	93,029	287,682
Galp Energia SGPS SA	33,940	499,429

		787,111

Singapore - 1.0%

Broadcom, Ltd.	4,530	955,513
CapitaLand, Ltd.	80,000	207,792
City Developments, Ltd.	29,500	199,347
ComfortDelGro Corp., Ltd.	159,000	280,241
DBS Group Holdings, Ltd.	27,000	360,860
Jardine Cycle & Carriage, Ltd.	9,200	280,385
Oversea-Chinese Banking Corp., Ltd.	106,000	715,542
Singapore Telecommunications, Ltd.	97,000	272,021
StarHub, Ltd.	112,000	230,170
United Overseas Bank, Ltd.	27,000	414,229

		3,916,100

Spain - 1.1%

Aena SA*	1,353	193,505
Amadeus IT Group SA	6,764	314,614
Banco Bilbao Vizcaya Argentaria SA	92,461	605,154
Banco de Sabadell SA	138,750	204,024
Banco Santander SA	182,417	996,023
Bankinter SA	27,525	212,255
CaixaBank SA	80,880	282,587
Enagas SA	7,953	195,427
Grifols SA	10,560	230,961
Red Electrica Corp. SA	13,704	247,460
Repsol SA	25,496	378,146
Telefonica SA	60,355	616,958

		4,477,114

Sweden - 1.1%

ASSA ABLOY AB, Class B	30,513	593,588
Atlas Copco AB, Class A	11,320	370,703
Atlas Copco AB, Class B	7,859	232,463
Boliden AB	9,577	292,405
Getinge AB, Class B	9,028	153,224
Hennes & Mauritz AB, Class B	7,515	198,644
Hexagon AB, Class B	5,022	202,847
Industrivarden AB, Class C	11,313	223,964
Investor AB, Class B	16,914	670,819
Nordea Bank AB	21,352	250,265
Skandinaviska Enskilda Banken AB, Class A	20,839	238,480
Svenska Cellulosa AB SCA, Class B	6,725	206,669
Svenska Handelsbanken AB, Class A	38,558	536,513
Telefonaktiebolaget LM Ericsson, Class B	32,965	214,554

		4,385,138

Switzerland - 3.0%

ABB, Ltd.	28,594	646,842
Actelion, Ltd.	2,230	600,158
Aryzta AG	5,640	182,394
Baloise Holding AG	1,739	226,303
Chubb, Ltd.	13,729	1,896,936
Coca-Cola HBC AG	11,386	274,796
EMS-Chemie Holding AG	379	215,660
Galenica AG	156	182,972
Garmin, Ltd.#	4,306	222,233
Geberit AG	1,734	750,332
Givaudan SA	203	368,668
Kuehne & Nagel International AG	1,294	184,241
LafargeHolcim, Ltd.	10,479	596,281
Pargesa Holding SA (BR)	6,739	444,525
Partners Group Holding AG	508	265,798
Schindler Holding AG	1,585	303,160
Schindler Holding AG (Participation Certificate)(SIX)	1,303	251,947
SGS SA	169	359,252
Sika AG (BR)	52	292,786
Sonova Holding AG	3,591	471,601
Swatch Group AG (BR)	670	222,744
Swiss Life Holding AG	909	286,000
Swiss Prime Site AG	12,310	1,068,783
Swiss Re AG	4,613	412,453
Swisscom AG	1,889	831,698
Zurich Insurance Group AG	1,749	482,897

		12,041,460

United Kingdom - 6.1%

3i Group PLC	53,962	461,011
Aberdeen Asset Management PLC	49,339	169,280
Admiral Group PLC	14,174	321,505
Aggreko PLC	10,823	141,549
Antofagasta PLC	29,780	300,055
Aon PLC#	3,253	376,210
Ashtead Group PLC	12,566	258,212
Auto Trader Group PLC*	37,662	184,688
Aviva PLC	77,931	481,570
Berkeley Group Holdings PLC	9,279	338,968
British Land Co. PLC	35,934	275,335
BT Group PLC	174,256	707,274
Bunzl PLC	33,711	943,273
Burberry Group PLC	11,844	253,664
Capita PLC	35,704	249,649
Compass Group PLC	26,406	490,833
Croda International PLC	4,382	190,744
Direct Line Insurance Group PLC	85,325	363,683
Dixons Carphone PLC	73,651	276,911
Fresnillo PLC	16,790	309,591
GKN PLC	50,050	223,514
Hammerson PLC	52,725	385,019
Hargreaves Lansdown PLC	10,788	178,707
Hikma Pharmaceuticals PLC	10,925	291,460
Inmarsat PLC	21,082	186,126
InterContinental Hotels Group PLC	7,779	366,412
Intertek Group PLC	10,773	471,478
Intu Properties PLC	104,195	370,934
Investec PLC	31,544	226,433
ITV PLC	74,244	186,555
Johnson Matthey PLC	5,956	226,445
Kingfisher PLC	40,468	165,307
Land Securities Group PLC	21,000	277,777
Legal & General Group PLC	161,043	496,179
Liberty Global PLC LiLAC, Class C†	5,443	133,843

Liberty Global PLC, Class A†	6,033	215,378
Liberty Global PLC, Class C†	7,042	247,104
London Stock Exchange Group PLC	7,068	269,951
Marks & Spencer Group PLC	41,696	173,221
Mediclinic International PLC	12,171	111,984
Merlin Entertainments PLC*	36,892	225,225
Mondi PLC	10,072	234,835
National Grid PLC	76,776	931,240
NEX Group PLC	18,206	131,253
Next PLC	6,024	286,064
Nielsen Holdings PLC	6,062	268,910
Old Mutual PLC	98,150	265,623
Pearson PLC	26,239	219,445
Persimmon PLC	9,136	233,643
Provident Financial PLC	5,712	206,962
Prudential PLC	35,454	707,189
RELX PLC	32,929	614,942
Royal Mail PLC	26,021	133,867
RSA Insurance Group PLC	57,944	430,680
Sage Group PLC	44,535	356,988
Schroders PLC	9,585	365,489
Segro PLC	54,440	333,571
Sky PLC	53,434	661,378
Smith & Nephew PLC	25,446	382,369
Smiths Group PLC	18,020	334,284
SSE PLC	33,488	640,341
St James’s Place PLC	33,593	439,765
Standard Life PLC	77,875	356,279
Tate & Lyle PLC	34,732	320,643
TechnipFMC PLC†	6,714	216,549
TP ICAP PLC	14,877	90,270
Travis Perkins PLC	8,814	166,459
Unilever PLC	25,164	1,192,474
United Utilities Group PLC	43,128	523,648
Weir Group PLC	9,425	220,217
Whitbread PLC	4,680	222,125
Worldpay Group PLC*	130,782	440,430

		24,450,989

United States - 51.1%

A.O. Smith Corp.#	4,170	210,001
AbbVie, Inc.	20,175	1,247,622
Activision Blizzard, Inc.	9,737	439,431
Acuity Brands, Inc.#	725	153,193
Adobe Systems, Inc.†	7,642	904,354
Advance Auto Parts, Inc.	1,590	249,010
Affiliated Managers Group, Inc.	2,068	347,279
Aflac, Inc.	9,919	717,640
Agilent Technologies, Inc.	8,640	443,232
AGNC Investment Corp.#	9,173	180,066
Air Products & Chemicals, Inc.	5,168	725,949
Akamai Technologies, Inc.†	3,270	204,702
Albemarle Corp.#	3,348	339,856
Alexion Pharmaceuticals, Inc.†	3,951	518,569
Alleghany Corp.†	398	257,028
Alliance Data Systems Corp.	920	223,542
Allstate Corp.	13,980	1,148,597
Alphabet, Inc., Class A†	4,082	3,449,004
Alphabet, Inc., Class C†	3,801	3,129,021
American Express Co.	15,233	1,219,554
American Tower Corp.	10,755	1,234,566
American Water Works Co., Inc.	5,568	434,304
Ameriprise Financial, Inc.	4,466	587,279
AmerisourceBergen Corp.#	4,394	402,095
AMETEK, Inc.	4,930	266,072
Amgen, Inc.	13,075	2,308,130
Amphenol Corp., Class A	3,249	224,863
Anadarko Petroleum Corp.	8,297	536,401
Analog Devices, Inc.	7,494	613,983
Annaly Capital Management, Inc.	16,295	180,875
ANSYS, Inc.†	4,693	501,025
Antero Resources Corp.†#	6,732	161,433
Apache Corp.#	11,520	605,837
Applied Materials, Inc.	9,271	335,796
Assurant, Inc.	5,876	581,724
Atmos Energy Corp.	4,547	355,985
Autodesk, Inc.†	3,354	289,450
Automatic Data Processing, Inc.	12,257	1,257,813
AvalonBay Communities, Inc.	1,148	210,979
Avery Dennison Corp.	3,669	296,125
B/E Aerospace, Inc.	4,255	270,618
Baker Hughes, Inc.	4,989	300,737
Ball Corp.#	3,176	233,531
Baxter International, Inc.	9,257	471,366
BB&T Corp.#	10,844	522,898
Becton Dickinson and Co.	3,884	710,966
Bed Bath & Beyond, Inc.#	4,159	168,024
Berkshire Hathaway, Inc., Class B†	17,072	2,926,482
Best Buy Co., Inc.#	5,850	258,161
Biogen, Inc.†	2,412	696,103
BioMarin Pharmaceutical, Inc.†#	3,122	293,249
BlackRock, Inc.	2,225	862,099
Boston Properties, Inc.	1,856	258,040
Brixmor Property Group, Inc.	13,251	309,278
Broadridge Financial Solutions, Inc.	2,802	194,263
C.H. Robinson Worldwide, Inc.#	4,142	332,893
CA, Inc.	12,878	415,573
Cabot Oil & Gas Corp.	10,408	227,935
Calpine Corp.†	12,240	143,330
Campbell Soup Co.#	2,840	168,554
Capital One Financial Corp.	8,990	843,801
Cardinal Health, Inc.	7,721	628,258
CarMax, Inc.†#	3,715	239,766
Caterpillar, Inc.	4,114	397,659
CBRE Group, Inc., Class A†	6,735	239,901
CBS Corp., Class B	8,634	569,153
CDW Corp.	4,492	264,579
Celanese Corp., Series A	5,247	467,875
Celgene Corp.†	10,195	1,259,184
Centene Corp.†	3,324	234,342
CenterPoint Energy, Inc.	9,924	271,124
CenturyLink, Inc.	16,446	398,980
Cerner Corp.†	10,843	596,799
Charles Schwab Corp.	16,947	684,828
Chipotle Mexican Grill, Inc.†#	435	182,152
Church & Dwight Co., Inc.	5,892	293,657
Cimarex Energy Co.	1,884	236,856

Cincinnati Financial Corp.#	7,048	514,222
Cintas Corp.#	2,934	346,241
Cisco Systems, Inc.	76,377	2,610,566
CIT Group, Inc.	5,817	249,549
Citizens Financial Group, Inc.	9,141	341,599
Citrix Systems, Inc.†	3,998	315,642
Clorox Co.#	10,593	1,449,228
CME Group, Inc.	5,673	689,043
CMS Energy Corp.	10,564	470,309
Coach, Inc.	5,861	223,246
Cognizant Technology Solutions Corp., Class A†	8,995	533,134
Colgate-Palmolive Co.	16,984	1,239,492
Comcast Corp., Class A	72,044	2,695,887
Comerica, Inc.	4,468	318,479
Concho Resources, Inc.†	1,786	236,556
Cooper Cos., Inc.#	1,050	209,097
Corning, Inc.	14,840	409,732
Crown Castle International Corp.	8,215	768,349
CSX Corp.	17,593	854,316
D.R. Horton, Inc.	5,759	184,288
Danaher Corp.	15,390	1,316,615
Deere & Co.#	8,676	949,935
DENTSPLY SIRONA, Inc.	5,808	368,924
Devon Energy Corp.	11,720	508,179
Digital Realty Trust, Inc.#	2,876	310,608
Discover Financial Services	7,023	499,616
Discovery Communications, Inc., Class A†#	14,639	421,018
Discovery Communications, Inc., Class C†	15,464	434,075
DISH Network Corp., Class A†	5,080	314,960
Dollar General Corp.	3,107	226,873
Dollar Tree, Inc.†	4,673	358,326
Dover Corp.	9,002	721,060
Dr Pepper Snapple Group, Inc.	16,163	1,510,271
Dun & Bradstreet Corp.	2,788	294,246
E*TRADE Financial Corp.†	7,743	267,211
Eaton Vance Corp.	7,373	343,803
eBay, Inc.†	16,919	573,554
Ecolab, Inc.	6,409	794,524
Edgewell Personal Care Co.†	2,539	187,480
Edwards Lifesciences Corp.†	4,134	388,761
Electronic Arts, Inc.†	4,406	381,119
Emerson Electric Co.	22,504	1,352,490
EOG Resources, Inc.	6,297	610,746
EQT Corp.	4,034	241,596
Equifax, Inc.	2,762	362,126
Equinix, Inc.#	1,497	562,977
Equity Residential	4,349	274,291
Estee Lauder Cos., Inc., Class A	5,535	458,575
Eversource Energy	9,632	565,013
Expedia, Inc.#	2,598	309,266
Expeditors International of Washington, Inc.	11,730	661,337
Express Scripts Holding Co.†	10,839	765,775
Extra Space Storage, Inc.#	3,906	309,316
Facebook, Inc., Class A†	26,433	3,582,729
Fastenal Co.	8,190	409,746
Federal Realty Investment Trust	3,058	430,352
Fidelity National Information Services, Inc.	8,745	719,451
Fifth Third Bancorp	15,741	431,933
First Republic Bank#	3,876	363,685
Fiserv, Inc.†	7,981	921,007
FleetCor Technologies, Inc.†	1,246	211,820
Flowserve Corp.#	4,021	186,775
FNF Group	9,250	354,553
Ford Motor Co.	46,034	576,806
Fortive Corp.	7,695	443,617
Franklin Resources, Inc.	7,712	331,924
Frontier Communications Corp.#	36,790	107,795
Gartner, Inc.†	1,876	193,622
General Mills, Inc.	20,561	1,241,268
Genuine Parts Co.	3,093	296,031
GGP, Inc.	7,155	177,873
Gilead Sciences, Inc.	16,851	1,187,659
Hanesbrands, Inc.#	9,177	183,632
Hartford Financial Services Group, Inc.	5,857	286,349
Hasbro, Inc.	5,283	511,764
HCA Holdings, Inc.†	3,556	310,225
HCP, Inc.	7,868	257,992
Helmerich & Payne, Inc.#	2,696	184,326
Hess Corp.	6,603	339,658
Hewlett Packard Enterprise Co.	19,643	448,253
Hilton Grand Vacations, Inc.†#	800	23,952
Hilton Worldwide Holdings, Inc.	2,668	152,610
HollyFrontier Corp.	7,449	218,107
Hormel Foods Corp.#	10,317	363,674
Host Hotels & Resorts, Inc.#	16,843	303,006
HP, Inc.	24,752	429,942
Humana, Inc.	1,960	414,050
Illinois Tool Works, Inc.	2,451	323,557
Illumina, Inc.†#	1,489	249,259
Incyte Corp.†	2,512	334,347
Ingredion, Inc.	1,834	221,712
Intel Corp.	67,608	2,447,410
Intercontinental Exchange, Inc.	16,675	952,643
International Business Machines Corp.	12,454	2,239,478
International Flavors & Fragrances, Inc.	4,707	591,670
International Paper Co.#	7,172	377,964
Interpublic Group of Cos., Inc.	10,654	256,761
Intuit, Inc.	7,491	939,671
Iron Mountain, Inc.	4,511	163,975
J.M. Smucker Co.	1,985	281,334
JB Hunt Transport Services, Inc.	3,516	345,166
Jones Lang LaSalle, Inc.	2,807	321,963
Juniper Networks, Inc.	8,086	226,408
Kansas City Southern	2,001	177,349
KeyCorp	16,491	309,536
Kimberly-Clark Corp.	15,783	2,092,037
Kinder Morgan, Inc.	22,465	478,729
KLA-Tencor Corp.	9,492	855,419
Kohl’s Corp.#	7,846	334,397
Kraft Heinz Co.	7,293	667,382

Kroger Co.	9,558	303,944
L Brands, Inc.	4,771	251,050
Laboratory Corp. of America Holdings†	3,264	464,337
Lam Research Corp.#	4,219	500,120
Lear Corp.	2,301	326,719
Level 3 Communications, Inc.†	4,959	283,903
Liberty Interactive Corp. QVC Group, Class A†#	15,276	288,411
Liberty Media Corp.-Liberty SiriusXM, Series C†	5,871	228,558
Lincoln National Corp.	4,705	330,103
Linear Technology Corp.	11,040	712,963
LKQ Corp.†	10,988	347,001
Loews Corp.	5,566	261,491
Lowe’s Cos., Inc.	9,390	698,334
M&T Bank Corp.#	3,811	636,323
Macerich Co.	2,125	143,183
Macy’s, Inc.	6,279	208,588
Marathon Oil Corp.#	19,432	310,912
Marathon Petroleum Corp.	6,919	343,182
Markel Corp.†#	505	494,764
Marriott International, Inc., Class A	4,761	414,159
Marsh & McLennan Cos., Inc.	7,787	572,189
Masco Corp.	5,856	197,816
MasterCard, Inc., Class A	14,855	1,640,883
Mattel, Inc.	12,911	332,200
Maxim Integrated Products, Inc.	5,112	226,462
McCormick & Co., Inc.#	2,150	211,603
McKesson Corp.	2,986	448,288
Mead Johnson Nutrition Co.	6,619	581,082
MEDNAX, Inc.†#	4,160	296,150
Microchip Technology, Inc.#	7,794	565,221
Micron Technology, Inc.†	15,302	358,679
Microsoft Corp.	105,527	6,751,617
Mid-America Apartment Communities, Inc.#	1,694	174,025
Monster Beverage Corp.†	6,084	252,121
Mosaic Co.	6,964	217,207
Motorola Solutions, Inc.	5,584	440,969
MSCI, Inc.#	2,388	225,881
Murphy Oil Corp.#	10,560	298,742
Nasdaq, Inc.	6,716	477,575
National Oilwell Varco, Inc.#	13,658	552,056
Navient Corp.	15,252	235,033
NetApp, Inc.#	7,429	310,755
Netflix, Inc.†	4,682	665,453
New York Community Bancorp, Inc.	12,075	184,506
Newell Brands, Inc.	7,862	385,474
Newfield Exploration Co.†	4,586	167,206
NiSource, Inc.	13,830	330,675
Noble Energy, Inc.	9,481	345,203
Nordstrom, Inc.#	4,711	219,815
Norfolk Southern Corp.	4,381	530,232
Northern Trust Corp.	5,252	458,762
Nucor Corp.	9,846	616,064
NVIDIA Corp.	10,317	1,046,969
O’Reilly Automotive, Inc.†	1,151	312,738
Occidental Petroleum Corp.	6,941	454,983
OGE Energy Corp.	6,618	243,741
Omnicom Group, Inc.	11,877	1,010,733
ONEOK, Inc.#	7,889	426,400
Oracle Corp.	40,001	1,703,643
PACCAR, Inc.#	4,720	315,343
Palo Alto Networks, Inc.†#	1,448	219,951
Park Hotels & Resorts, Inc.	1,601	40,890
Parker-Hannifin Corp.	4,152	642,896
Paychex, Inc.	19,483	1,196,646
PayPal Holdings, Inc.†	15,885	667,170
People’s United Financial, Inc.#	22,008	422,554
PepsiCo, Inc.	28,141	3,106,204
Phillips 66	6,407	500,963
Pioneer Natural Resources Co.	1,932	359,294
PNC Financial Services Group, Inc.	10,505	1,336,551
PPL Corp.	31,005	1,143,464
Priceline Group, Inc.†	616	1,062,064
Principal Financial Group, Inc.	9,465	591,941
Procter & Gamble Co.	38,851	3,538,161
Progressive Corp.	24,476	958,970
Prologis, Inc.#	6,021	307,372
Prudential Financial, Inc.	8,857	979,053
Public Storage	1,999	454,693
QUALCOMM, Inc.	21,544	1,216,805
Quest Diagnostics, Inc.	6,487	632,093
Quintiles IMS Holdings, Inc.†#	2,810	217,466
Range Resources Corp.	5,909	163,207
Raymond James Financial, Inc.	5,302	416,525
Red Hat, Inc.†	2,648	219,281
Regeneron Pharmaceuticals, Inc.†	1,040	388,440
Regions Financial Corp.	21,191	323,587
Republic Services, Inc.	6,786	420,393
ResMed, Inc.#	2,871	206,798
Robert Half International, Inc.	4,872	235,025
Rockwell Automation, Inc.	4,117	622,079
Roper Technologies, Inc.#	4,838	1,012,110
Ross Stores, Inc.	6,969	477,934
S&P Global, Inc.	4,248	549,989
salesforce.com, Inc.†	8,590	698,797
SBA Communications Corp.†	5,672	656,647
Scripps Networks Interactive, Inc., Class A	4,556	367,988
Sealed Air Corp.#	3,953	183,735
SEI Investments Co.	4,295	216,253
ServiceNow, Inc.†#	2,686	233,467
Simon Property Group, Inc.#	3,310	610,364
Snap-on, Inc.	2,120	359,700
Southwest Airlines Co.	4,588	265,186
Southwestern Energy Co.†	14,608	109,706
Splunk, Inc.†#	3,227	199,203
Stanley Black & Decker, Inc.	3,498	444,771
Starbucks Corp.	23,035	1,310,000
Stericycle, Inc.†	2,256	186,977
Stryker Corp.	4,534	582,891
SunTrust Banks, Inc.	10,302	612,866
Synchrony Financial	10,798	391,320
T. Rowe Price Group, Inc.	6,856	488,216
TD Ameritrade Holding Corp.	8,363	326,993

Tesla, Inc.†#	938	234,491
Texas Instruments, Inc.	11,801	904,193
Thermo Fisher Scientific, Inc.	8,190	1,291,399
Tiffany & Co.#	3,930	361,049
TJX Cos., Inc.	13,325	1,045,346
Toll Brothers, Inc.†#	6,710	229,079
Torchmark Corp.	13,741	1,065,340
Total System Services, Inc.	7,477	407,347
Tractor Supply Co.	1,874	132,885
TransDigm Group, Inc.#	831	211,240
Travelers Cos., Inc.	9,938	1,214,821
Trimble, Inc.†	10,103	313,496
TripAdvisor, Inc.†#	2,793	115,826
Twenty-First Century Fox, Inc., Class A	21,097	631,222
Twenty-First Century Fox, Inc., Class B	14,171	415,919
UGI Corp.	5,791	279,300
Ulta Beauty, Inc.†	1,451	396,747
Union Pacific Corp.	14,034	1,514,830
United Parcel Service, Inc., Class B	13,351	1,412,002
United Rentals, Inc.†	2,725	348,882
United Therapeutics Corp.†	2,180	322,030
UnitedHealth Group, Inc.	12,277	2,030,370
US Bancorp	30,198	1,660,890
Valero Energy Corp.	4,416	300,067
Valspar Corp.	2,461	273,712
Vantiv, Inc., Class A†	3,592	234,845
Varian Medical Systems, Inc.†#	3,147	264,002
Ventas, Inc.	5,335	347,042
VeriSign, Inc.†#	5,122	422,411
Verisk Analytics, Inc.†	6,616	548,599
Vertex Pharmaceuticals, Inc.†#	4,679	424,011
VF Corp.#	5,769	302,584
Viacom, Inc., Class B	7,902	343,342
Visa, Inc., Class A#	27,304	2,401,114
Vornado Realty Trust	3,640	399,927
Voya Financial, Inc.	7,253	299,041
Vulcan Materials Co.	2,163	260,879
Walgreens Boots Alliance, Inc.	10,661	920,897
Walt Disney Co.	21,553	2,372,770
Waters Corp.†	1,325	205,362
WEC Energy Group, Inc.	6,906	416,225
Welltower, Inc.	4,073	286,658
Western Digital Corp.	3,913	300,831
Western Union Co.#	11,620	228,217
WestRock Co.	4,699	252,430
Weyerhaeuser Co.	7,956	268,276
Whirlpool Corp.	1,088	194,306
WhiteWave Foods Co.†	4,556	250,944
Whole Foods Market, Inc.	6,926	212,420
WR Berkley Corp.#	7,712	547,706
WW Grainger, Inc.#	1,740	431,450
Wyndham Worldwide Corp.	2,547	212,012
Xerox Corp.	22,329	166,128
Yahoo!, Inc.†	12,184	556,321
Yum! Brands, Inc.	5,094	332,740
Zoetis, Inc.	6,582	350,886

		206,228,440

Total Long-Term Investment Securities
(cost $342,415,035)		385,509,398

SHORT-TERM INVESTMENT SECURITIES - 0.8%
Registered Investment Companies - 0.4%

State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(3)(5)	1,414,209	1,414,209

U.S. Government Treasuries - 0.4%

United States Treasury Bills 0.50% due 03/16/2017(4)	$1,800,000	1,799,683

Total Short-Term Investment Securities
(cost $3,213,841)		3,213,892

REPURCHASE AGREEMENTS - 3.6%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 02/28/2017, to be repurchased 03/01/2017 in the amount of $14,459,012 and collateralized by $14,695,000 of United States Treasury Bonds, bearing interest at 0.88% due 02/15/2047 and having an approximate value of $14,750,106 (cost $14,459,000)	14,459,000	14,459,000

TOTAL INVESTMENTS
(cost $360,087,876)(6)	99.8%	403,182,290
Other assets less liabilities	0.2	636,065

NET ASSETS	100.0%	$403,818,355

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2017, the aggregate value of these securities was $1,392,564 representing 0.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At February 28, 2017, the aggregate value of these securities was $877 representing 0.0% of net assets.

(3)	At February 28, 2017, the Fund had loaned securities with a total value of $26,763,621. This was secured by collateral of $1,414,209, which was received in cash and subsequently invested in short-term investments currently valued at $1,414,209 as reported in the Portfolio of Investments. Additional collateral of $26,172,765 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$1,636,640
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	2,853,320
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	6,565,698
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	1,688,842
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2017 to 11/15/2046	13,428,265

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(5)	The rate shown is the 7-day yield as of February 28, 2017.

(6)	See Note 4 for cost of investments on a tax basis.

BR	- Bearer Shares
CVA	- Certification Van Aandelen (Dutch Cert.)
FDR	- Fiduciary Depositary Receipt
SIX	- Swiss Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2017	Unrealized Appreciation (Depreciation)
162	Long	S&P 500 E-Mini Index	March 2017	$18,385,196	$19,138,680	$753,484

Industry Allocation*

Banks-Commercial	3.9%
Real Estate Investment Trusts	3.7
Repurchase Agreements	3.6
Cosmetics & Toiletries	2.6
Insurance-Life/Health	2.6
Applications Software	2.5
Insurance-Multi-line	2.3
Medical-Biomedical/Gene	2.3
Medical-Drugs	2.1
Insurance-Property/Casualty	2.0
Oil Companies-Exploration & Production	1.9
Web Portals/ISP	1.7
Electronic Components-Semiconductors	1.6
Finance-Credit Card	1.6
Insurance-Reinsurance	1.5
Beverages-Non-alcoholic	1.5
Transport-Rail	1.4
Telephone-Integrated	1.3
Banks-Super Regional	1.3
Multimedia	1.3
Food-Misc./Diversified	1.3
Investment Management/Advisor Services	1.2
Cable/Satellite TV	1.2
Commercial Services-Finance	1.2
Computer Services	1.1
Chemicals-Diversified	1.1
Auto/Truck Parts & Equipment-Original	1.1
Internet Content-Entertainment	1.0
Finance-Other Services	0.9
Gas-Distribution	0.9
Chemicals-Specialty	0.9
Enterprise Software/Service	0.8
Consumer Products-Misc.	0.8
Medical Products	0.8
Commercial Services	0.8
Data Processing/Management	0.8
Oil-Field Services	0.8
Electronic Components-Misc.	0.8
Real Estate Operations & Development	0.8
Electric-Integrated	0.7
Transport-Services	0.7
Distribution/Wholesale	0.7
Pipelines	0.7
Networking Products	0.7
Semiconductor Components-Integrated Circuits	0.7
Semiconductor Equipment	0.7
Medical-HMO	0.7
Electric Products-Misc.	0.7
Diversified Manufacturing Operations	0.7
Oil Refining & Marketing	0.7
Food-Retail	0.7
Building & Construction Products-Misc.	0.7
Real Estate Management/Services	0.6
Diagnostic Equipment	0.6
Auto-Cars/Light Trucks	0.6
Machinery-Electrical	0.6
Telecom Services	0.6
Hotels/Motels	0.5
Import/Export	0.5
Finance-Investment Banker/Broker	0.5
Oil Companies-Integrated	0.5
Retail-Restaurants	0.4
Advertising Agencies	0.4
Retail-Major Department Stores	0.4
Machinery-General Industrial	0.4
U.S. Government Treasuries	0.4
Investment Companies	0.4
Electronic Measurement Instruments	0.4
Diversified Operations	0.4
Machinery-Farming	0.4
Retail-Apparel/Shoe	0.4
Building-Residential/Commercial	0.4
Steel-Producers	0.4
Industrial Gases	0.4
Registered Investment Companies	0.4
Machinery-Construction & Mining	0.4
Retail-Discount	0.4
E-Commerce/Services	0.3
Medical-Wholesale Drug Distribution	0.3
Insurance Brokers	0.3
Medical Labs & Testing Services	0.3
Airport Development/Maintenance	0.3
Computer Aided Design	0.3
Broadcast Services/Program	0.3
Toys	0.3
Building Products-Cement	0.3
Electric-Distribution	0.3
Internet Security	0.3
Retail-Auto Parts	0.3
Paper & Related Products	0.3
Computers-Memory Devices	0.3
Finance-Consumer Loans	0.3
Television	0.2
Industrial Automated/Robotic	0.2
Water	0.2
Food-Catering	0.2
Consulting Services	0.2
Retail-Drug Store	0.2
Medical Instruments	0.2
Electronic Forms	0.2
Soap & Cleaning Preparation	0.2
Retail-Building Products	0.2
Building Products-Air & Heating	0.2
Cellular Telecom	0.2
Wireless Equipment	0.2
Entertainment Software	0.2
Tools-Hand Held	0.2
Banks-Fiduciary	0.2
Rubber-Tires	0.2
Gold Mining	0.2
Pharmacy Services	0.2
Medical-Hospitals	0.2
Retail-Jewelry	0.2
Apparel Manufacturers	0.2
Private Equity	0.2
Audio/Video Products	0.2
Computers-Integrated Systems	0.2
Containers-Paper/Plastic	0.2
Metal Processors & Fabrication	0.2
Food-Dairy Products	0.2
Medical-Generic Drugs	0.2
Non-Hazardous Waste Disposal	0.2
Rental Auto/Equipment	0.2
Metal-Diversified	0.2
Retail-Regional Department Stores	0.2
Retail-Consumer Electronics	0.2
Electric-Transmission	0.2
Telecommunication Equipment	0.2
Cruise Lines	0.2
Aerospace/Defense-Equipment	0.2
Human Resources	0.2
Resorts/Theme Parks	0.2
Public Thoroughfares	0.1
Building-Heavy Construction	0.1
E-Commerce/Products	0.1

Office Automation & Equipment	0.1
Satellite Telecom	0.1
Optical Supplies	0.1
Savings & Loans/Thrifts	0.1
Medical Information Systems	0.1
Electronic Security Devices	0.1
Vitamins & Nutrition Products	0.1
Oil Field Machinery & Equipment	0.1
Food-Meat Products	0.1
Transport-Truck	0.1
Auto-Heavy Duty Trucks	0.1
Agricultural Operations	0.1
Office Supplies & Forms	0.1
Metal-Copper	0.1
Silver Mining	0.1
Publishing-Periodicals	0.1
Non-Ferrous Metals	0.1
Diagnostic Kits	0.1
Computers	0.1
Machinery-Pumps	0.1
Computer Software	0.1
Retail-Perfume & Cosmetics	0.1
Dialysis Centers	0.1
Home Decoration Products	0.1
Photo Equipment & Supplies	0.1
Dental Supplies & Equipment	0.1
Diversified Banking Institutions	0.1
Metal-Iron	0.1
Finance-Mortgage Loan/Banker	0.1
Power Converter/Supply Equipment	0.1
Transactional Software	0.1
Finance-Leasing Companies	0.1
Physicians Practice Management	0.1
Gas-Transportation	0.1
Security Services	0.1
Retail-Catalog Shopping	0.1
Retirement/Aged Care	0.1
Food-Confectionery	0.1
Travel Services	0.1
Coatings/Paint	0.1
Airlines	0.1
E-Services/Consulting	0.1
Steel-Specialty	0.1
Finance-Commercial	0.1
Retail-Automobile	0.1
Containers-Metal/Glass	0.1
Radio	0.1
Decision Support Software	0.1
Electronic Connectors	0.1
Agricultural Chemicals	0.1
Chemicals-Plastics	0.1
Aerospace/Defense	0.1
Advertising Services	0.1
Respiratory Products	0.1
Instruments-Scientific	0.1

99.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$8,417,147	$—	$877	$8,418,024
Portugal	787,111	—	—	787,111
Other Countries	376,304,263	—	—	376,304,263
Short-Term Investment Securities:
Registered Investment Companies	1,414,209	—	—	1,414,209
U.S. Government Treasuries	—	1,799,683	—	1,799,683
Repurchase Agreements	—	14,459,000	—	14,459,000

Total Investments at Value	$386,922,730	$16,258,683	$877	$403,182,290

Other Financial Instruments:†
Futures Contracts	$753,484	$—	$—	$753,484

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 (unaudited)

Security Description	Shares/ Principal Amount(5)	Value (Note 1)
COMMON STOCKS - 57.4%
Bermuda - 0.3%

Kunlun Energy Co., Ltd.	1,414,000	$1,229,502

Canada - 0.4%

Silver Wheaton Corp.	88,000	1,714,019

Cayman Islands - 0.4%

Baidu, Inc. ADR†	9,680	1,685,578

China - 1.7%

China Life Insurance Co., Ltd., Class H	614,000	1,870,577
China Telecom Corp., Ltd., Class H	5,692,000	2,676,293
Sinopharm Group Co., Ltd., Class H	521,200	2,410,321

		6,957,191

France - 4.9%

AXA SA	133,725	3,154,951
BNP Paribas SA	63,470	3,706,946
Cie de Saint-Gobain	62,100	2,975,623
Cie Generale des Etablissements Michelin	16,410	1,843,652
Credit Agricole SA	131,150	1,583,224
Sanofi	38,162	3,288,075
TOTAL SA	51,220	2,553,048
Zodiac Aerospace	53,250	1,564,051

		20,669,570

Germany - 3.3%

Deutsche Lufthansa AG	159,010	2,329,734
HeidelbergCement AG	13,360	1,248,487
Innogy SE†*	34,590	1,242,253
LANXESS AG	53,180	3,611,321
Merck KGaA	29,280	3,199,633
METRO AG#	952	29,515
Siemens AG ADR#	15,334	1,993,420

		13,654,363

Ireland - 2.0%

Allergan PLC	15,665	3,835,105
CRH PLC	73,431	2,478,866
Medtronic PLC	26,860	2,173,243

		8,487,214

Israel - 0.7%

Teva Pharmaceutical Industries, Ltd. ADR	88,301	3,092,301

Italy - 0.7%

Eni SpA	203,223	3,126,074

Japan - 5.8%

IHI Corp.†	464,000	1,445,547
Inpex Corp.	146,700	1,457,272
Konica Minolta, Inc.	327,600	3,158,047
Nissan Motor Co., Ltd.	312,000	3,071,538
Omron Corp.#	73,600	3,164,253
Panasonic Corp.	224,400	2,462,817
SoftBank Group Corp.	50,500	3,758,788
Sumitomo Metal Mining Co., Ltd.#	94,000	1,306,102
Suntory Beverage & Food, Ltd.#	74,600	3,127,562
Toyota Motor Corp. ADR	12,064	1,365,042

		24,316,968

Jersey - 0.4%

Petrofac, Ltd.	141,160	1,561,537

Netherlands - 1.3%

Akzo Nobel NV	28,440	1,907,487
ING Groep NV	148,961	2,053,887
QIAGEN NV	58,424	1,664,958

		5,626,332

Norway - 0.9%

Telenor ASA	157,382	2,566,246
Yara International ASA	31,660	1,202,049

		3,768,295

Portugal - 0.5%

Galp Energia SGPS SA	152,820	2,248,755

Singapore - 0.7%

DBS Group Holdings, Ltd.	106,595	1,424,664
Singapore Telecommunications, Ltd.#	499,100	1,399,646

		2,824,310

South Korea - 2.9%

Hana Financial Group, Inc.	62,389	1,944,915
Hyundai Mobis Co., Ltd.	7,433	1,676,246
KB Financial Group, Inc. ADR	34,598	1,415,750
Samsung Electronics Co., Ltd.	4,093	6,957,104

		11,994,015

Spain - 0.5%

Telefonica SA ADR	197,345	1,999,105

Sweden - 0.4%

Getinge AB, Class B	91,830	1,558,544

Switzerland - 2.3%

ABB, Ltd.	83,320	1,884,831
Chubb, Ltd.	9,727	1,343,980
Novartis AG	14,480	1,130,315
Roche Holding AG	10,900	2,655,678
UBS Group AG	160,240	2,468,176

		9,482,980

Taiwan - 0.6%

Taiwan Semiconductor Manufacturing Co., Ltd.	416,914	2,564,706

Thailand - 0.5%

Bangkok Bank PCL NVDR	404,800	2,058,472

United Kingdom - 7.5%

Aviva PLC	233,790	1,444,690
BAE Systems PLC	327,889	2,563,225
Barclays PLC	1,013,030	2,847,147
BP PLC	848,495	4,775,225
GlaxoSmithKline PLC	63,366	1,295,785
HSBC Holdings PLC	504,783	4,064,066
Kingfisher PLC	270,260	1,103,980
Royal Dutch Shell PLC, Class B	156,706	4,226,342
Sky PLC	216,930	2,685,047
Standard Chartered PLC†	246,285	2,207,675
TechnipFMC PLC†	38,980	1,257,238
Vodafone Group PLC ADR#	121,346	3,083,402

		31,553,822

United States - 18.7%

Allegheny Technologies, Inc.#		57,710	1,108,609
Alphabet, Inc., Class A†		5,600	4,731,608
Amgen, Inc.		21,190	3,740,671
Apache Corp.#		28,680	1,508,281
Apple, Inc.		39,360	5,391,926
Applied Materials, Inc.		45,080	1,632,798
Baker Hughes, Inc.		18,090	1,090,465
Capital One Financial Corp.		45,080	4,231,209
Celgene Corp.†		19,490	2,407,210
Chevron Corp.		10,640	1,197,000
Citigroup, Inc.		73,320	4,385,269
Comcast Corp., Class A		108,630	4,064,935
ConocoPhillips		46,860	2,229,130
Devon Energy Corp.		20,320	881,075
Eastman Chemical Co.		17,230	1,382,708
Eli Lilly & Co.		34,880	2,888,413
Gilead Sciences, Inc.		42,550	2,998,924
Ionis Pharmaceuticals, Inc.†#		32,190	1,602,096
JPMorgan Chase & Co.		51,570	4,673,273
Knowles Corp.†#		120,140	2,274,250
Microsoft Corp.		77,974	4,988,777
Morgan Stanley		28,830	1,316,666
Oracle Corp.		117,810	5,017,528
Pfizer, Inc.		38,609	1,317,339
Rockwell Collins, Inc.#		14,270	1,364,069
Stanley Black & Decker, Inc.		19,560	2,487,054
Twenty-First Century Fox, Inc., Class A		67,957	2,033,273
Voya Financial, Inc.		64,550	2,661,397
Walgreens Boots Alliance, Inc.		31,750	2,742,565

			78,348,518

Total Common Stocks
(cost $208,973,947)			240,522,171

FOREIGN GOVERNMENT OBLIGATIONS - 28.8%
Argentina - 1.8%

Republic of Argentina Bonds 15.50% due 10/17/2026	ARS	49,964,000	3,745,282
Republic of Argentina Bonds 16.00% due 10/17/2023	ARS	11,716,000	866,870
Republic of Argentina Notes 18.20% due 10/03/2021	ARS	38,016,000	2,911,080

			7,523,232

Brazil - 6.2%

Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2045(1)	BRL	14,002,914	5,119,367
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2021	BRL	1,740,000	567,357
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2023	BRL	6,895,000	2,231,205
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2025	BRL	30,970,000	10,016,023
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2027	BRL	24,590,000	7,904,132

			25,838,084

Colombia - 1.5%

Colombian Titulos De Tesoreria, Class B Bonds 6.00% due 04/28/2028	COP	2,472,300,000	771,947
Colombian Titulos De Tesoreria, Class B Bonds 7.50% due 08/26/2026	COP	6,500,700,000	2,287,856
Colombian Titulos De Tesoreria, Class B Bonds 7.75% due 09/18/2030	COP	7,660,000,000	2,745,688
Colombian Titulos De Tesoreria, Class B Bonds 10.00% due 07/24/2024	COP	1,269,000,000	513,576
Republic of Colombia Senior Notes 4.38% due 03/21/2023	COP	64,000,000	19,687
Republic of Colombia Senior Notes 7.75% due 04/14/2021	COP	329,000,000	117,875

			6,456,629

Indonesia - 4.2%

Republic of Indonesia Senior Notes 5.63% due 05/15/2023	IDR	87,000,000	5,940
Republic of Indonesia Senior Notes 7.00% due 05/15/2022	IDR	294,000,000	21,739
Republic of Indonesia Senior Notes 7.00% due 05/15/2027	IDR	1,793,000,000	129,541
Republic of Indonesia Senior Notes 7.88% due 04/15/2019	IDR	347,000,000	26,501
Republic of Indonesia Senior Notes 8.25% due 07/15/2021	IDR	4,525,000,000	350,844
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	122,146,000,000	9,617,074

Republic of Indonesia Senior Notes 8.38% due 09/15/2026	IDR	6,387,000,000	508,753
Republic of Indonesia Senior Notes 8.38% due 03/15/2034	IDR	8,380,000,000	644,084
Republic of Indonesia Senior Notes 8.75% due 05/15/2031	IDR	3,184,000,000	254,629
Republic of Indonesia Senior Bonds 9.00% due 09/15/2018	IDR	2,780,000,000	215,691
Republic of Indonesia Senior Notes 9.00% due 03/15/2029	IDR	2,285,000,000	184,877
Republic of Indonesia Senior Bonds 10.25% due 07/15/2022	IDR	116,000,000	9,796
Republic of Indonesia Senior Notes 10.50% due 08/15/2030	IDR	260,000,000	23,440
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	1,115,564
Republic of Indonesia Senior Bonds 11.50% due 09/15/2019	IDR	44,962,000,000	3,716,425
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	7,078,000,000	636,568
Republic of Indonesia Senior Bonds 12.90% due 06/15/2022	IDR	229,000,000	21,181

			17,482,647

Malaysia - 1.1%

Government of Malaysia Senior Notes 3.26% due 03/01/2018	MYR	4,436,000	999,986
Government of Malaysia Senior Notes 3.31% due 10/31/2017	MYR	3,280,000	739,685
Government of Malaysia Senior Notes 3.39% due 03/15/2017	MYR	7,020,000	1,581,364
Government of Malaysia Senior Notes 4.01% due 09/15/2017	MYR	1,457,000	329,795
Government of Malaysia Senior Bonds 4.24% due 02/07/2018	MYR	3,163,000	719,437

			4,370,267

Mexico - 5.1%

United Mexican States Bonds 2.50% due 12/10/2020(1)	MXN	2,377,134	117,093
United Mexican States Bonds 3.50% due 12/14/2017(1)	MXN	4,560,912	229,300
United Mexican States Bonds 4.00% due 06/13/2019(1)	MXN	3,048,191	156,540
United Mexican States Bonds 4.75% due 06/14/2018	MXN	131,130,000	6,370,328
United Mexican States Bonds 5.00% due 06/15/2017	MXN	102,220,000	5,068,645
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	162,280,000	7,689,995
United Mexican States Bonds 7.75% due 12/14/2017	MXN	19,000,000	957,466
United Mexican States Bonds 8.50% due 12/13/2018	MXN	14,210,000	727,923

			21,317,290

Philippines - 1.2%

Republic of the Philippines Senior Notes 2.13% due 05/23/2018	PHP	111,305,000	2,190,174
Republic of the Philippines Senior Notes 2.88% due 05/22/2017	PHP	9,510,000	189,652
Republic of the Philippines Senior Notes 3.38% due 08/20/2020	PHP	3,200,000	62,802
Republic of the Philippines Senior Notes 3.88% due 11/22/2019	PHP	121,440,000	2,427,615
Republic of the Philippines Senior Notes 5.00% due 08/18/2018	PHP	2,700,000	55,064
Republic of the Philippines Senior Notes 5.88% due 01/31/2018	PHP	5,150,000	105,405

			5,030,712

Serbia - 0.1%

Republic of Serbia Senior Notes 5.25% due 11/21/2017*		270,000	275,950

South Africa - 0.3%

Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	1,330,000	72,614
Republic of South Africa Bonds 7.00% due 02/28/2031	ZAR	470,000	29,549
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	2,300,000	159,399

Republic of South Africa Bonds 8.25% due 03/31/2032	ZAR	3,080,000	213,857
Republic of South Africa Bonds 8.50% due 01/31/2037	ZAR	1,730,000	119,290
Republic of South Africa Bonds 8.88% due 02/28/2035	ZAR	6,640,000	480,125
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	3,563,000	301,636

			1,376,470

South Korea - 5.8%

Bank of Korea Senior Notes 1.25% due 08/02/2018	KRW	527,000,000	464,146
Bank of Korea Senior Notes 1.56% due 10/02/2017	KRW	3,146,300,000	2,784,883
Bank of Korea Senior Notes 1.70% due 08/02/2017	KRW	617,100,000	546,530
Republic of South Korea Senior Notes 1.38% due 09/10/2021	KRW	1,207,700,000	1,046,032
Republic of South Korea Senior Notes 1.50% due 06/10/2019	KRW	9,028,000,000	7,957,622
Republic of South Korea Senior Notes 1.75% due 12/10/2018	KRW	1,386,600,000	1,229,428
Republic of South Korea Senior Notes 2.00% due 12/10/2017	KRW	2,294,600,000	2,037,838
Republic of South Korea Senior Notes 2.00% due 03/10/2021	KRW	7,844,590,000	6,986,961
Republic of South Korea Senior Notes 4.25% due 06/10/2021	KRW	1,400,000,000	1,359,649

			24,413,089

Ukraine - 1.5%

Government of Ukraine VRS Senior Bonds 0.00% due 05/31/2040*		1,520,000	462,992
Government of Ukraine Senior Notes 7.75% due 09/01/2019*		138,000	138,690
Government of Ukraine Senior Notes 7.75% due 09/01/2020*		925,000	918,062
Government of Ukraine Senior Notes 7.75% due 09/01/2021*		859,000	842,335
Government of Ukraine Senior Notes 7.75% due 09/01/2022*		859,000	832,173
Government of Ukraine Senior Notes 7.75% due 09/01/2023*		859,000	822,493
Government of Ukraine Senior Notes 7.75% due 09/01/2024*		633,000	598,236
Government of Ukraine Senior Notes 7.75% due 09/01/2025*		633,000	591,726
Government of Ukraine Senior Bonds 7.75% due 09/01/2026*		633,000	586,981
Government of Ukraine Senior Bonds 7.75% due 09/01/2027*		633,000	585,652

			6,379,340

Total Foreign Government Obligations
(cost $117,394,365)			120,463,710

Total Long-Term Investment Securities
(cost $326,368,312)			360,985,881

SHORT-TERM INVESTMENT SECURITIES - 14.9%
Foreign Government Obligations - 4.9%

Bank Negara Malaysia Monetary Notes
0.45% due 04/20/2017	MYR	9,540,000	2,140,078
2.54% due 07/20/2017	MYR	13,320,000	2,965,611

			5,105,689

Government of Malaysia
2.35% due 08/11/2017	MYR	500,000	111,124

Republic of the Philippines
0.76% due 09/27/2017	PHP	1,370,000	26,994
1.12% due 03/08/2017	PHP	690,000	13,737
1.12% due 04/19/2017	PHP	1,230,000	24,434
1.15% due 03/29/2017	PHP	720,000	14,319
1.16% due 03/29/2017	PHP	560,000	11,137
1.28% due 06/07/2017	PHP	1,720,000	34,092
1.32% due 03/15/2017	PHP	6,350,000	126,336
1.44% due 05/17/2017	PHP	1,660,000	32,930
1.45% due 05/03/2017	PHP	3,580,000	71,293
1.49% due 06/07/2017	PHP	870,000	17,243

			372,515

United Mexican States
4.03% due 03/30/2017	MXN	4,955,300	245,369
4.06% due 03/30/2017	MXN	1,038,400	51,418
4.07% due 03/30/2017	MXN	1,557,600	77,127
4.28% due 03/30/2017	MXN	3,730,000	184,696
4.36% due 03/02/2017	MXN	23,675,700	1,177,981
4.43% due 05/25/2017	MXN	10,511,100	515,304
4.53% due 05/25/2017	MXN	15,028,100	736,748
4.57% due 03/30/2017	MXN	2,859,900	141,612

4.59% due 03/30/2017	MXN	3,154,500	156,200
4.70% due 05/25/2017	MXN	6,673,100	327,147
4.73% due 05/25/2017	MXN	5,362,700	262,905
4.94% due 03/16/2017	MXN	8,893,500	441,433
4.94% due 03/30/2017	MXN	11,858,000	587,166
4.95% due 04/12/2017	MXN	3,858,600	190,640
4.96% due 04/27/2017	MXN	2,315,100	114,084
4.97% due 04/12/2017	MXN	13,944,200	688,934
4.98% due 03/30/2017	MXN	4,830,400	239,185
5.00% due 03/30/2017	MXN	3,486,000	172,614
5.00% due 04/12/2017	MXN	5,229,100	258,351
5.04% due 05/11/2017	MXN	30,428,100	1,495,393
5.05% due 05/25/2017	MXN	14,822,400	726,664
5.06% due 05/25/2017	MXN	10,286,600	504,298
5.07% due 07/06/2017	MXN	14,864,700	722,981
5.10% due 07/20/2017	MXN	7,411,200	359,481
5.14% due 07/20/2017	MXN	17,787,000	862,760
5.17% due 07/20/2017	MXN	5,606,100	271,924
5.22% due 09/14/2017	MXN	27,636,500	1,326,783
5.32% due 11/09/2017	MXN	27,662,000	1,314,308
6.15% due 11/09/2017	MXN	8,688,400	412,813
6.20% due 11/09/2017	MXN	4,025,100	191,245
6.66% due 08/17/2017	MXN	5,269,800	254,422

			15,011,986

Total Foreign Government Obligations
(cost $22,149,860)			20,601,314

Registered Investment Companies - 1.8%

State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(2)(3)		7,476,786	7,476,786

Time Deposits - 0.4%

Euro Time Deposit with State Street Bank and Trust Co. 0.07% due 03/01/2017		1,831,000	1,831,000

U.S. Government Agencies - 7.8%

Federal Home Loan Bank Disc. Notes 0.30% due 03/01/2017		9,240,000	9,240,000
Federal Home Loan Bank Disc. Notes 0.35% due 03/01/2017		19,960,000	19,960,000
Federal Home Loan Mtg. Corp. Disc. Notes 0.46% due 03/01/2017		3,300,000	3,300,000

			32,500,000

Total Short-Term Investment Securities
(cost $63,957,646)			62,409,100

TOTAL INVESTMENTS
(cost $390,325,958)(4)		101.1%	423,394,981
Liabilities in excess of other assets		(1.1)	(4,659,592)

NET ASSETS		100.0%	$418,735,389

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2017, the aggregate value of these securities was $7,897,543 representing 1.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
(1)	Principal amount of security is adjusted for inflation.
(2)	At February 28, 2017, the Fund had loaned securities with a total value of $14,947,612. This was secured by collateral of $7,476,786, which was received in cash and subsequently invested in short-term investments currently value at $7,476,786 as reported in the portfolio of investments. The remaining collateral of $8,766,871 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$229,062
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	399,347
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	918,927
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	284,073
United States Treasury Notes/Bonds	zero coupon to 8.75%	04/15/2017 to 05/15/2046	6,935,462

(3)	The rate shown is the 7-day yield as of February 28, 2017.
(4)	See Note 4 for cost of investments on a tax basis.
(5)	Denominated in United States Dollars unless otherwise indicated.

ADR - American Depositary Receipt

ARS - Argentine Peso

BRL - Brazilian Real

COP - Columbian Peso

IDR - Indonesian Rupiah

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NVDR - Non-voting depository receipt

PHP - Philippine Peso

ZAR - South African Rand

VRS - Variable Rate Security

The rates shown on VRS are the current interest rates at February 28, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	1,007,000	USD	1,066,534	04/11/2017	$—	$(2,263)
	EUR	4,259,400	USD	4,580,857	04/28/2017	56,649	—
	EUR	2,338,208	USD	2,501,812	05/15/2017	16,296	—
	EUR	62,961	USD	66,873	05/17/2017	—	(61)
	EUR	214,240	USD	227,474	05/30/2017	—	(422)

						72,945	(2,746)

Barclays Bank PLC	EUR	226,932	USD	242,147	03/06/2017	1,701	—
	EUR	176,932	USD	190,100	03/07/2017	2,626	—
	EUR	312,194	USD	332,554	03/08/2017	1,746	—
	EUR	2,317,000	USD	2,480,098	03/20/2017	23,512	—
	EUR	72,605	USD	76,911	03/27/2017	—	(96)
	EUR	188,102	USD	199,393	03/31/2017	—	(151)
	EUR	1,055,742	USD	1,137,168	04/27/2017	15,840	—
	EUR	453,000	USD	487,691	05/08/2017	6,308	—
	JPY	40,123,600	USD	398,900	03/09/2017	41,702	—
	JPY	24,850,000	USD	244,298	03/21/2017	22,939	—
	JPY	39,800,000	USD	387,043	04/13/2017	32,136	—
	JPY	557,000,000	USD	5,439,076	05/08/2017	467,040	—
	JPY	39,140,000	USD	340,981	07/13/2017	—	(9,512)
	JPY	22,560,000	USD	201,744	08/28/2017	—	(751)
	JPY	45,070,000	USD	404,767	08/31/2017	163	—
	JPY	116,230,000	USD	1,052,999	02/09/2018	—	(449)

						615,713	(10,959)

Citibank N.A.	AUD	1,355,000	USD	1,035,450	03/13/2017	—	(3,157)
	AUD	1,364,000	USD	1,019,072	03/14/2017	—	(26,410)
	AUD	638,000	USD	488,147	05/22/2017	—	(141)
	EUR	89,576	USD	95,497	03/15/2017	548	—
	EUR	685,000	USD	741,170	05/03/2017	13,420	—
	EUR	419,900	USD	452,106	05/08/2017	5,897	—
	EUR	1,906,904	USD	2,045,841	05/15/2017	18,801	—
	JPY	32,100,000	USD	304,081	06/08/2017	17,141	—
	JPY	38,770,000	USD	377,737	06/20/2017	30,964	—
	JPY	72,889,000	USD	698,104	07/25/2017	44,995	—
	JPY	280,651,280	USD	2,470,000	07/31/2017	—	(45,495)
	JPY	29,930,000	USD	265,962	08/14/2017	—	(2,494)
	JPY	29,930,000	USD	267,268	11/14/2017	—	(2,533)
	JPY	79,600,000	USD	710,838	12/12/2017	—	(7,876)
	JPY	80,345,200	USD	729,185	02/08/2018	1,025	—
	JPY	30,200,000	USD	271,174	02/14/2018	—	(2,631)
	KRW	1,048,000,000	USD	956,684	03/20/2017	29,723	—
	KRW	1,051,000,000	USD	917,343	05/15/2017	—	(12,790)
	KRW	721,000,000	USD	627,066	05/16/2017	—	(11,026)
	KRW	786,000,000	USD	678,405	06/15/2017	—	(17,520)
	KRW	2,989,000,000	USD	2,619,402	08/21/2017	—	(30,477)
	USD	136,052	INR	9,291,000	03/17/2017	2,938	—

						165,452	(162,550)

Deutsche Bank AG	CLP	145,729,000	USD	227,205	03/01/2017	3,094	—
	EUR	133,000	USD	142,635	04/24/2017	1,391	—
	EUR	5,690,315	USD	6,116,719	04/28/2017	72,635	—
	EUR	1,190,000	USD	1,292,721	05/08/2017	28,161	—
	EUR	540,927	USD	576,907	05/15/2017	1,902	—
	EUR	3,247,000	USD	3,458,717	05/16/2017	6,994	—
	EUR	137,755	USD	147,523	05/22/2017	1,042	—
	EUR	122,735	USD	130,425	05/30/2017	—	(133)
	EUR	331,054	MYR	1,491,000	07/20/2017	—	(19,168)
	JPY	23,100,000	USD	201,335	03/13/2017	—	(4,353)
	JPY	39,300,000	USD	382,411	04/13/2017	31,963	—
	JPY	762,755,000	USD	7,116,646	05/16/2017	305,570	—
	JPY	43,140,000	USD	413,072	06/19/2017	27,231	—
	JPY	43,210,000	USD	419,841	06/22/2017	33,315	—
	JPY	58,120,000	USD	508,705	07/24/2017	—	(12,043)
	JPY	686,286,000	USD	6,397,505	11/21/2017	208,639	—
	KRW	920,000,000	USD	783,532	05/22/2017	—	(30,737)
	KRW	920,000,000	USD	788,076	06/20/2017	—	(26,571)
	USD	223,785	CLP	145,729,000	03/01/2017	325	—
	USD	271,763	CLP	181,130,000	03/13/2017	6,611	—
	USD	79,459	INR	5,431,000	03/14/2017	1,819	—
	USD	140,727	CLP	90,565,000	03/17/2017	—	(1,571)
	USD	27,464	CLP	17,720,000	03/24/2017	—	(248)
	USD	226,869	CLP	145,729,000	04/03/2017	—	(3,164)
	USD	94,636	CLP	64,045,000	04/18/2017	3,593	—
	USD	26,069	CLP	17,290,000	04/20/2017	447	—
	USD	956,244	INR	65,614,000	04/20/2017	20,539	—
	USD	154,357	INR	10,622,000	04/25/2017	3,648	—
	USD	975,161	INR	67,166,150	04/27/2017	23,643	—
	USD	147,596	CLP	97,152,000	04/28/2017	1,325	—
	USD	333,491	CLP	215,235,000	05/08/2017	—	(3,765)
	USD	578,564	INR	39,235,750	05/08/2017	4,005	—
	USD	78,070	INR	5,308,000	05/11/2017	713	—
	USD	466,586	INR	31,543,000	05/16/2017	1,291	—
	USD	140,215	CLP	90,565,000	05/18/2017	—	(1,562)
	USD	97,691	CLP	63,250,000	05/30/2017	—	(929)
	USD	140,468	CLP	90,721,000	05/31/2017	—	(1,688)

						789,896	(105,932)

Goldman Sachs International	EUR	316,000	USD	340,913	04/27/2017	5,283	—
	EUR	969,000	USD	1,032,673	05/16/2017	2,578	—
	JPY	11,563,000	USD	100,150	07/11/2017	—	(3,385)
	JPY	45,170,000	USD	401,729	08/16/2017	—	(3,463)
	KRW	2,075,000,000	USD	1,774,263	03/07/2017	—	(60,849)
	KRW	2,075,000,000	USD	1,832,958	09/07/2017	—	(7,206)
	USD	1,831,421	KRW	2,075,000,000	03/07/2017	3,691	—
	USD	374,733	CLP	250,640,000	04/18/2017	9,685	—

						21,237	(74,903)

HSBC Bank PLC	EUR	2,117,579	USD	2,244,973	04/10/2017	—	(2,457)
	EUR	1,212,420	MYR	5,686,371	04/18/2017	—	(9,577)
	EUR	235,000	USD	252,226	05/10/2017	2,479	—
	JPY	78,700,000	USD	765,359	04/11/2017	63,628	—
	JPY	48,100,000	USD	425,664	06/09/2017	—	(4,320)
	JPY	69,900,000	USD	613,427	06/13/2017	—	(11,563)
	JPY	43,210,000	USD	379,035	06/16/2017	—	(7,373)
	JPY	521,435,000	USD	5,049,973	07/31/2017	376,319	—
	JPY	67,990,000	USD	610,872	02/16/2018	—	(5,633)
	KRW	1,485,000,000	USD	1,360,264	03/20/2017	46,773	—
	KRW	1,658,000,000	USD	1,480,820	03/27/2017	14,196	—
	KRW	1,666,000,000	USD	1,503,814	03/28/2017	30,097	—
	KRW	323,600,000	USD	284,734	04/18/2017	—	(1,573)
	KRW	2,214,000,000	USD	1,942,361	04/25/2017	—	(16,607)
	KRW	617,000,000	USD	538,418	04/26/2017	—	(7,514)
	KRW	2,644,000,000	USD	2,308,868	05/02/2017	—	(30,708)
	KRW	2,045,000,000	USD	1,748,536	05/17/2017	—	(61,331)
	KRW	1,128,000,000	USD	963,855	05/18/2017	—	(34,460)
	KRW	1,665,000,000	USD	1,415,937	05/25/2017	—	(57,769)
	KRW	2,011,000,000	USD	1,721,010	06/02/2017	—	(59,121)
	USD	805,907	MXN	14,850,450	03/10/2017	—	(67,668)
	USD	566,339	INR	39,026,000	04/28/2017	13,913	—
	USD	308,755	INR	21,106,500	05/08/2017	4,632	—
	USD	797,645	INR	53,896,000	05/16/2017	1,794	—

						553,831	(377,674)

JPMorgan Chase Bank N.A	AUD	2,023,000	USD	1,510,594	03/13/2017	—	(40,034)
	AUD	2,053,000	USD	1,520,657	03/14/2017	—	(52,930)
	AUD	5,929,000	USD	4,359,001	03/20/2017	—	(184,845)
	AUD	1,740,000	USD	1,321,669	04/27/2017	—	(10,706)
	AUD	4,807,000	USD	3,677,764	05/15/2017	—	(1,748)
	EUR	507,355	USD	535,717	04/13/2017	—	(2,821)
	EUR	4,518,000	USD	4,812,845	04/18/2017	16,095	—
	EUR	2,153,000	USD	2,314,755	04/19/2017	28,818	—
	EUR	375,660	USD	402,651	04/24/2017	3,707	—
	EUR	686,000	USD	733,564	05/02/2017	4,785	—
	EUR	4,530,000	USD	4,818,221	05/16/2017	2,605	—
	EUR	2,174,000	USD	2,302,059	05/23/2017	—	(9,762)
	JPY	577,091,720	USD	5,718,960	03/23/2017	577,810	—
	JPY	152,440,000	USD	1,441,346	04/20/2017	81,614	—
	JPY	27,300,000	USD	261,736	06/16/2017	17,604	—
	JPY	25,450,000	USD	248,729	07/14/2017	20,817	—
	JPY	112,000,000	USD	996,800	07/25/2017	—	(6,756)
	JPY	116,480,000	USD	1,044,041	08/09/2017	—	(456)
	JPY	158,172,000	USD	1,406,330	08/16/2017	—	(12,533)
	JPY	56,320,000	USD	549,992	11/14/2017	42,300	—
	JPY	64,760,000	USD	574,007	12/13/2017	—	(10,753)
	JPY	52,770,000	USD	474,418	01/22/2018	—	(3,306)
	JPY	116,200,000	USD	1,055,390	02/08/2018	2,282	—
	USD	177,072	CLP	118,700,000	04/10/2017	5,068	—
	USD	285,063	INR	19,581,000	04/18/2017	6,526	—
	USD	236,523	INR	16,267,000	04/27/2017	5,378	—
	USD	118,961	INR	8,121,000	05/03/2017	1,694	—
	USD	123,042	CLP	79,435,872	05/17/2017	—	(1,419)
	USD	125,003	CLP	80,389,128	05/22/2017	—	(1,959)
	USD	2,089,906	INR	141,152,250	05/22/2017	2,227	—
	USD	120,186	INR	8,121,000	05/26/2017	121	—

						819,451	(340,028)

Morgan Stanley and Co., Inc	EUR	138,000	USD	147,133	03/16/2017	848	—
	EUR	118,000	USD	124,846	05/23/2017	—	(634)
	USD	226,875	CLP	147,056,000	03/15/2017	—	(894)
	USD	437,646	CLP	283,945,000	04/03/2017	—	(1,770)
	USD	81,084	CLP	52,118,250	04/07/2017	—	(1,097)
	USD	79,177	CLP	52,118,250	04/26/2017	722	—
	USD	113,137	CLP	73,527,500	05/02/2017	—	(455)
	USD	100,471	CLP	65,045,000	05/15/2017	—	(870)

						1,570	(5,720)

Standard Chartered Bank	EUR	195,111	USD	207,099	04/11/2017	14	—
	EUR	3,447,257	USD	3,662,280	04/12/2017	3,312	—
	EUR	1,210,000	USD	1,288,910	05/16/2017	2,620	—
	EUR	1,333,312	USD	1,416,824	05/30/2017	—	(1,475)
	EUR	686,000	USD	729,492	05/31/2017	—	(268)
	JPY	116,210,000	USD	1,041,481	08/08/2017	—	(541)

						5,946	(2,284)

UBS AG	EUR	67,200	USD	71,223	04/18/2017	—	(123)
	EUR	974,000	USD	1,042,667	05/22/2017	6,968	—
	EUR	54,521	USD	57,688	05/23/2017	—	(290)

						6,968	(413)

Net Unrealized Appreciation (Depreciation)						$3,053,009	$(1,083,209)

AUD - Australian Dollar

CLP - Chilean Peso

EUR - Euro Dollar

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$240,522,171	$—	$—	$240,522,171
Foreign Government Obligations	—	120,463,710	—	120,463,710
Short-Term Investment Securities:
Registered Investment Companies	7,476,786	—	—	7,476,786
Other Short-Term Investment Securities	—	54,932,314	—	54,932,314

Total Investments at Value	$247,998,957	$175,396,024	$—	$423,394,981

Other Financial Instruments:†

Forward Foreign Currency Contracts	$—	$3,053,009	$—	$3,053,009

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,083,209	$—	$1,083,209

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and Other written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Industry Allocation*
Sovereign	27.9%
U.S. Government Agencies	7.8
Diversified Banking Institutions	6.0
Foreign Government Obligations	4.9
Medical-Drugs	4.7
Oil Companies-Integrated	4.2
Medical-Biomedical/Gene	2.6
Banks-Commercial	1.9
Registered Investment Companies	1.8
Oil Companies-Exploration & Production	1.8
Electronic Components-Semiconductors	1.7
Insurance-Multi-line	1.6
Chemicals-Diversified	1.6
Cable/Satellite TV	1.6
Telecom Services	1.5
Web Portals/ISP	1.5
Telephone-Integrated	1.4
Electronic Components-Misc.	1.3
Computers	1.3
Enterprise Software/Service	1.2
Applications Software	1.2
Auto-Cars/Light Trucks	1.0
Banks-Super Regional	1.0
Oil-Field Services	1.0
Aerospace/Defense	0.9
Banks-Fiduciary	0.9
Medical Instruments	0.9
Building Products-Cement	0.9
Insurance-Life/Health	0.9
Diversified Financial Services	0.8
Photo Equipment & Supplies	0.8
Beverages-Non-alcoholic	0.7
Medical-Generic Drugs	0.7
Cellular Telecom	0.7
Aerospace/Defense-Equipment	0.7
Building & Construction Products-Misc.	0.7
Retail-Drug Store	0.7
Semiconductor Components-Integrated Circuits	0.6
Tools-Hand Held	0.6
Audio/Video Products	0.6
Medical-Wholesale Drug Distribution	0.6
Airlines	0.5
Multimedia	0.5
Diversified Manufacturing Operations	0.5
Machinery-Electrical	0.5
Rubber-Tires	0.4
Time Deposits	0.4
Silver Mining	0.4
Auto/Truck Parts & Equipment-Original	0.4
Diagnostic Kits	0.4
Semiconductor Equipment	0.4
Diversified Minerals	0.3
Energy-Alternate Sources	0.3
Agricultural Chemicals	0.3
Steel-Specialty	0.3
Retail-Building Products	0.3

101.1%

*	Calculated as a percentage of net assets

VALIC Company I Government Money Market I Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 102.9%
U.S. Government Agencies - 83.9%

Federal Farm Credit Bank
0.68% due 03/27/2017 FRS	$2,500,000	$2,499,940
0.75% due 04/10/2017 FRS	4,000,000	3,999,910
0.80% due 03/29/2017 FRS	10,700,000	10,699,580
0.82% due 05/24/2017 FRS	9,500,000	9,500,000
0.83% due 09/22/2017 FRS	1,800,000	1,801,382
0.91% due 08/01/2017 FRS	4,050,000	4,056,100
Federal Home Loan Bank
0.30% due 03/01/2017	13,500,000	13,500,000
0.53% due 03/15/2017	54,000,000	53,989,080
0.53% due 05/05/2017	6,000,000	5,994,367
0.54% due 03/15/2017	25,000,000	24,994,847
0.54% due 03/22/2017	23,500,000	23,492,735
0.56% due 07/17/2017 FRS	15,000,000	15,000,357
0.66% due 08/07/2017 FRS	3,300,000	3,300,000
0.67% due 03/16/2017 FRS	14,500,000	14,499,966
0.74% due 10/06/2017 FRS	18,000,000	18,000,000
0.78% due 04/25/2017 FRS	6,800,000	6,800,114
0.81% due 08/04/2017 FRS	7,000,000	7,000,000
0.82% due 08/22/2017 FRS	7,000,000	7,000,000
0.85% due 12/07/2017 FRS	3,655,000	3,657,832
0.85% due 12/05/2017 FRS	1,800,000	1,801,620
Federal Home Loan Mtg. Corp.
0.41% due 03/02/2017	2,000,000	1,999,978
0.56% due 05/04/2017 FRS	8,750,000	8,750,000
0.79% due 04/20/2017 FRS	3,000,000	3,001,110
0.82% due 04/27/2017 FRS	9,000,000	9,003,369
0.91% due 07/21/2017 FRS	4,050,000	4,051,508
Federal National Mtg. Assoc.
0.46% due 03/02/2017	13,500,000	13,499,831
0.52% due 03/20/2017	8,500,000	8,497,712
0.79% due 09/08/2017 FRS	1,800,000	1,802,313
0.79% due 10/05/2017 FRS	1,520,000	1,520,661
0.80% due 07/20/2017 FRS	2,590,000	2,590,718

Total U.S. Government Agencies
(amortized cost $286,305,030)		286,305,030

U.S. Government Treasuries - 19.0%

United States Treasury Bills
0.48% due 03/02/2017	28,000,000	27,999,627
0.50% due 03/02/2017	13,000,000	12,999,819
0.51% due 03/09/2017	24,000,000	23,997,307

Total U.S. Government Treasuries
(amortized cost $64,996,753)		64,996,753

Total Short-Term Investment Securities - 102.9%
(amortized cost $351,301,783)		351,301,783

REPURCHASE AGREEMENTS - 1.2%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 02/28/2017, to be repurchased 03/01/2017 in the amount $3,939,003 collateralized by $3,585,000 of United States Treasury Bonds, bearing interest at 3.63% due 08/15/2043 and having an approximate value of $4,021,682 (cost $3,939,000)	3,939,000	3,939,000

TOTAL INVESTMENTS
(amortized cost $355,240,783)(1)	104.1%	355,240,783
Liabilities in excess of other assets	(4.1)	(13,852,275)

NET ASSETS	100.0%	$341,388,508

(1)	See Note 4 for cost of investments on a tax basis.

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$351,301,783	$—	$351,301,783
Repurchase Agreements	—	3,939,000	—	3,939,000

Total Investments at Value	$—	$355,240,783	$—	$355,240,783

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 3.4%
Diversified Financial Services - 3.4%

A10 Securitization LLC Series 2015-1,Class A1 2.10% due 04/15/2034*(1)	$155,491	$155,026
BBCMS Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(1)	435,151	424,076
Cabela’s Credit Card Master Note Trust Series 2016-1, Class A1 1.78% due 06/15/2022	1,186,000	1,183,271
COMM 2012-CCRE2 Mtg. Trust VRS Series 2012-CR2, Class XA 1.72% due 08/15/2045(1)(2)	855,385	61,850
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	180,088	185,383
DT Auto Owner Trust Series 2016-2A, Class A 1.73% due 08/15/2019*	206,337	206,410
Eleven Madison Trust 2015-11MD Mtg. Trust VRS Series 2015-11MD, Class A 3.55% due 09/10/2035*(1)	398,000	411,351
Progress Residential 2015-SFR2 Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	450,562	448,995
Progress Residential 2015-SFR3 Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	699,055	702,993
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	565,000	551,824
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	222,094
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	332,070

Total Asset Backed Securities
(cost $4,895,109)		4,885,343

U.S. CORPORATE BONDS & NOTES - 5.1%
Airlines - 0.5%

American Airlines Pass-Through Trust Pass-Through Certs. 3.00% due 04/15/2030	748,000	719,015

Auto-Cars/Light Trucks - 0.1%

American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026#	135,000	126,558

Brewery - 0.2%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	288,000	292,977

Cable/Satellite TV - 0.1%

Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	200,000	210,276

Chemicals-Diversified - 0.2%

Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	200,000	228,299

Computers - 0.3%

Apple, Inc. Senior Notes 2.40% due 05/03/2023	227,000	223,578
Apple, Inc. Senior Notes 2.85% due 05/06/2021	151,000	154,860

		378,438

Cosmetics & Toiletries - 0.1%

Procter & Gamble Co. Senior Notes 1.90% due 11/01/2019	176,000	177,435

Diversified Banking Institutions - 0.9%

Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	400,000	391,247
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	173,224
Goldman Sachs Group, Inc. Senior Notes 2.63% due 04/25/2021	133,000	133,073
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	200,000	207,578
Morgan Stanley Senior Notes 2.50% due 04/21/2021	319,000	317,578

		1,222,700

Electric-Integrated - 0.2%

San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	242,301

Finance-Credit Card - 0.1%

American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	105,777

Insurance-Life/Health - 0.2%

Jackson National Life Global Funding Senior Sec. Notes 1.88% due 10/15/2018*	225,000	225,580

Insurance-Mutual - 0.1%

New York Life Global Funding Senior Sec. Notes 2.00% due 04/13/2021*	154,000	151,797

Insurance-Property/Casualty - 0.1%

Chubb INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	125,000	127,162

Medical Instruments - 0.2%

Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	250,000	257,418

Medical-Biomedical/Gene - 0.1%

Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025#	144,000	145,579

Multimedia - 0.3%

Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	500,000	494,892

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes 4.95% due 02/15/2019	200,000	212,901

Oil Companies-Exploration & Production - 0.4%

CNOOC Finance 2015 USA LLC Company Guar. Notes 3.50% due 05/05/2025	402,000	398,893
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024#	116,000	118,587

		517,480

Pipelines - 0.4%

Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	190,000	202,250
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	128,589
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	133,680
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	171,000	171,458

		635,977

Real Estate Investment Trusts - 0.1%

Boston Properties LP Senior Notes 2.75% due 10/01/2026#	240,000	223,079

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	325,000	331,815

Telephone-Integrated - 0.1%

AT&T, Inc. Senior Notes 3.95% due 01/15/2025	171,000	172,057

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	88,625

Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	21,767

		110,392

Total U.S. Corporate Bonds & Notes
(cost $7,293,729)		7,309,905

FOREIGN CORPORATE BONDS & NOTES - 1.5%
Building Products-Air & Heating - 0.2%

Johnson Controls International PLC Senior Notes 5.00% due 03/30/2020	200,000	215,184

Diversified Banking Institutions - 0.4%

Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.76% due 09/13/2026	217,000	203,988
Mizuho Financial Group, Inc. Senior Notes 2.95% due 02/28/2022	363,000	363,416

		567,404

Medical-Generic Drugs - 0.1%

Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	126,000	128,801

Multimedia - 0.1%

Thomson Reuters Corp. Company Guar. Notes 6.50% due 07/15/2018	200,000	212,525

Oil Companies-Integrated - 0.7%

BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	250,000	252,830
Shell International Finance BV Company Guar. Notes 2.50% due 09/12/2026#	367,000	345,319
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	403,000	377,868

		976,017

Telephone-Integrated - 0.0%

Nippon Telegraph & Telephone Corp. Senior Sec. Notes 1.40% due 07/18/2017	60,000	60,039

Total Foreign Corporate Bonds & Notes
(cost $2,203,263)		2,159,970

U.S. GOVERNMENT AGENCIES - 56.4%
Federal Farm Credit Bank - 1.1%

3.35% due 10/21/2025	1,500,000	1,567,314

Federal Home Loan Mtg. Corp. - 16.0%

3.28% due 12/01/2035 FRS	18,236	19,482
3.50% due 06/01/2033	1,886,690	1,965,783
4.50% due 09/01/2019	30,242	31,001

4.50% due 09/01/2039	693,805	747,085
4.50% due 11/01/2039	332,315	358,009
4.50% due 02/01/2040	463,804	500,144
4.50% due 04/01/2040	43,130	46,402
4.50% due 06/01/2040	105,240	113,201
4.50% due 08/01/2040	523,049	564,020
4.50% due 03/01/2041	1,924,127	2,074,685
4.50% due 04/01/2041	220,768	237,496
4.50% due 06/01/2041	371,058	400,120
5.00% due 12/14/2018	1,000,000	1,063,460
5.00% due 10/01/2034	24,279	26,541
5.50% due 12/01/2036	19,173	21,295
6.00% due 11/01/2033	66,718	76,258
6.50% due 02/01/2032	34,251	39,583
8.00% due 02/01/2030	1,460	1,466
8.00% due 08/01/2030	246	302
8.00% due 06/01/2031	2,505	2,862
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs. Series K049, Class A2 3.01% due 07/25/2025(1)	430,000	436,783
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K048, Class A2 3.28% due 06/25/2025(1)	1,000,000	1,036,618
Federal Home Loan Mtg. Corp. REMIC(3)
Series 4150, Class GE
2.00% due 01/15/2033	1,696,117	1,670,323
Series 4186, Class JE
2.00% due 03/15/203	458,306	447,853
Series 4594, Class GN
2.50% due 02/15/2045	971,314	977,075
Series 3981, Class PA
3.00% due 04/15/2031	340,262	342,560
Series 4097, Class YK
3.00% due 08/15/2032	1,750,000	1,719,082
Series 4150, Class IG
3.00% due 01/15/2033(2)	5,544,856	577,778
Series 4365, Class HZ
3.00% due 01/15/2040	756,334	710,131
Series 4057, Class WY
3.50% due 06/15/2027	1,000,000	1,044,768
Series 3813, Class D
4.00% due 02/15/2026	1,000,000	1,077,788
Series 3917, Class B
4.50% due 08/15/2026	465,000	507,094
Series 3927, Class AY
4.50% due 09/15/2026	1,494,968	1,615,695
Series 3786, Class PB
4.50% due 07/15/2040	1,000,000	1,064,802
Series 4039, Class SA
5.73% due 05/15/2042 FRS(2)(4)	675,399	127,704
Federal Home Loan Mtg. Corp. STRIPS
Series 264, Class 30
3.00% due 07/15/2042(3)	1,273,702	1,258,228

		22,903,477

Federal National Mtg. Assoc. - 34.1%

zero coupon due 10/09/2019	4,250,000	4,050,586
2.63% due 12/01/2026	1,998,160	1,967,421
2.70% due 11/01/2034 FRS	16,543	17,552
2.75% due 01/01/2036 FRS	11,767	12,261
2.81% due 04/01/2025	800,000	800,680
2.94% due 02/01/2035 FRS	2,962	3,087
2.94% due 01/01/2026	1,595,000	1,601,861
3.00% due 03/01/2043	1,274,786	1,270,672
4.00% due 09/01/2040	143,065	150,862
4.00% due 10/01/2040	152,806	161,252
4.00% due 12/01/2040	181,174	191,144
4.00% due 01/01/2041	380,364	401,349
4.00% due 02/01/2041	1,538,095	1,621,506
4.00% due 03/01/2041	2,212,842	2,334,921
4.00% due 06/01/2042	1,405,929	1,494,558
5.00% due 02/01/2019	23,567	24,133
5.00% due 12/01/2036	18,928	20,772
5.50% due 12/01/2033	29,400	33,013
5.50% due 10/01/2034	32,247	35,866
6.50% due 07/01/2032	7,735	8,990
7.00% due 09/01/2031	21,096	23,521
Federal National Mtg. Assoc. REMIC(3)
Series 2002-34, Class AO zero coupon due 05/18/2032(5)	382,227	351,366
Series 2013-15, Class DC
2.00% due 03/25/2033	1,220,631	1,196,850
Series 2011-126, Class EC
2.00% due 04/25/2040	503,354	501,207
Series 2012-38, Class PA
2.00% due 09/25/2041	2,807,608	2,753,335
Series 2013-23, Class KJ
2.25% due 05/25/2042	1,994,899	1,971,053
Series 2012-93, Class ME
2.50% due 01/25/2042	2,867,702	2,892,101
Series 2013-73, Class TD
2.50% due 09/25/2042	918,013	919,601
Series 2015-M13, Class A2
2.71% due 06/25/2025 VRS(1)	515,000	512,334
Series 2016-M1, Class A2
2.94% due 01/25/2026 VRS(1)	1,239,000	1,242,749
Series 2013-100, Class DE
3.00% due 11/25/2030(3)	3,431,123	3,553,383
Series 2013-106, Class PY
3.00% due 10/25/2033	2,900,000	2,918,602
Series 2016-30, Class PA
3.00% due 04/25/2045	1,038,700	1,062,274
Series 2016-25, Class LA
3.00% due 07/25/2045	722,913	738,497
Series 2016-33, Class JA
3.00% due 07/25/2045	730,291	748,084
Series 2015-97, Class N
3.00% due 11/25/204	2,000,000	1,929,273
Series 2016-38, Class NA
3.00% due 01/25/2046	1,317,137	1,346,822

Series 2014-M13, Class A2
3.02% due 08/25/2024 VRS(1)	1,273,000	1,283,860
Series 2016-30, Class LY
3.50% due 05/25/2036	800,000	828,284
Series 2012-50, Class VB
4.00% due 01/25/2029	1,355,000	1,457,594
Series 2012-47, Class VB
4.00% due 04/25/2031	2,000,000	2,123,465
Series 2004-90, Class GC
4.35% due 11/25/2034	528,067	544,421
Series 2010-117, Class DY
4.50% due 10/25/2025	974,930	1,051,950
Series 2010-134, Class MB
4.50% due 12/25/2040	250,000	280,342
Series 2007-116, Class PB
5.50% due 08/25/2035	98,033	109,160
Federal National Mtg. Assoc. STRIPS
Series 384, Class 23
6.00% due 08/25/2037(2)(3)	297,203	63,277

		48,605,891

Government National Mtg. Assoc. - 3.9%

4.50% due 03/15/2038	36,972	39,822
4.50% due 03/15/2039	8,966	9,656
4.50% due 05/15/2039	242,199	261,203
4.50% due 06/15/2039	221,672	239,106
4.50% due 07/15/2039	378,462	410,871
4.50% due 09/15/2039	5,220	5,631
4.50% due 12/15/2039	128,292	138,277
4.50% due 04/15/2040	157,601	170,177
4.50% due 06/15/2040	419,644	453,128
4.50% due 08/15/2040	60,913	65,777
5.00% due 09/15/2035	2,085	2,314
5.00% due 02/15/2036	85,043	94,404
5.00% due 05/15/2036	6,509	7,150
6.00% due 01/15/2032	12,861	14,877
6.50% due 08/15/2031	51,371	58,580
7.50% due 02/15/2029	5,291	5,494
7.50% due 07/15/2030	380	425
7.50% due 01/15/2031	5,483	6,143
7.50% due 02/15/2031	1,206	1,211
Government National Mtg. Assoc. REMIC(3)
Series 2014-58, Class EP
4.00% due 04/20/2044	432,000	466,150
Series 2004-18, Class Z
4.50% due 03/16/2034	423,570	458,630
Series 2008-6, Class GL
4.50% due 02/20/2038	1,000,000	1,088,037
Series 2005-21, Class Z
5.00% due 03/20/2035	728,308	804,660
Series 2009-91, Class PR
5.00% due 09/20/2038	702,155	726,784

		5,528,507

Sovereign Agency - 1.3%

Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,000,000	1,885,300

Total U.S. Government Agencies
(cost $80,354,468)		80,490,489

U.S. GOVERNMENT TREASURIES - 26.4%
United States Treasury Bonds - 8.0%

zero coupon due 08/15/2024 STRIPS	2,040,000	1,713,590
3.13% due 02/15/2043	1,000,000	1,028,438
3.75% due 08/15/2041	5,000,000	5,711,720
3.88% due 08/15/2040	2,500,000	2,911,132

		11,364,880

United States Treasury Notes - 18.4%

0.63% due 05/31/2017	2,000,000	2,000,564
0.88% due 03/31/2018	5,000,000	4,994,725
1.75% due 05/15/2023	8,000,000	7,833,752
2.00% due 02/15/2022	5,000,000	5,023,440
2.50% due 08/15/2023	3,000,000	3,066,915
2.63% due 08/15/2020	3,250,000	3,360,575

		26,279,971

Total U.S. Government Treasuries
(cost $36,623,851)		37,644,851

FOREIGN GOVERNMENT OBLIGATIONS - 1.5%
Sovereign - 1.5%

Israel Government AID Government Guar. Notes zero coupon due 02/15/2024 (cost $2,280,576)	2,641,000	2,208,071

Total Long-Term Investment Securities
(cost $133,650,996)		134,698,629

SHORT-TERM INVESTMENT SECURITIES - 0.4%
Registered Investment Companies - 0.4%

State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(6)(7) (cost $542,200)	542,200	542,200

REPURCHASE AGREEMENTS - 5.6%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 02/28/2017, to be repurchased 03/01/2017 in the amount $7,959,007 collateralized by $9,065,000 of United States Treasury Bonds, bearing interest at 2.50% due 02/15/2045 and having an approximate value of $8,199,945 (cost $7,959,000)	$7,959,000	7,959,000

TOTAL INVESTMENTS
(cost $142,152,196)(8)	100.3%	143,199,829
Liabilities in excess of other assets	(0.3)	(410,737)

NET ASSETS	100.0%	$142,789,092

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2017, the aggregate value of these securities was $4,017,599 representing 2.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
(1)	Commercial Mortgage Backed Security

(2)	Interest Only
(3)	Collateralized Mortgage Obligation
(4)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 28, 2017.
(5)	Principal Only
(6)	At February 28, 2017, the Fund had loaned securities with a total value of $938,666. This was secured by collateral of $542,200, which was received in cash and subsequently invested in short-term investments currently valued at $542,200 as reported in the Portfolio of Investments. Additional collateral of $407,378 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
United States Treasury Bills	0.00%	05/04/2017 to 05/11/2017	$831
United States Treasury Notes/Bonds	0.13% to 4.38%	04/15/2017 to 02/15/2045	406,547

(7)	The rate shown is the 7-day yield as of February 28, 2017.
(8)	See Note 4 for cost of investments on a tax basis.

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 28, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed	$—	$4,885,343	$—	$4,885,343
U.S. Corporate Bonds & Notes	—	7,309,905	—	7,309,905
Foreign Corporate Bonds & Notes	—	2,159,970	—	2,159,970
U.S. Government Agencies	—	80,490,489	—	80,490,489
U.S. Government Treasuries	—	37,644,851	—	37,644,851
Foreign Government Obligations	—	2,208,071	—	2,208,071
Short-Term Investment Securities	542,200	—	—	542,200
Repurchase Agreements	—	7,959,000	—	7,959,000

Total Investments at Value	$542,200	$142,657,629	$—	$143,199,829

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.8%
Advertising Agencies - 0.2%

Omnicom Group, Inc.	20,120	$1,712,212

Advertising Services - 0.1%

Publicis Groupe SA	11,910	802,848

Aerospace/Defense - 1.9%

Boeing Co.#	67,211	12,113,438
Lockheed Martin Corp.	20,629	5,499,279
Thales SA	6,000	591,145

		18,203,862

Aerospace/Defense-Equipment - 0.4%

Curtiss-Wright Corp.	3,182	311,295
United Technologies Corp.	34,660	3,900,983

		4,212,278

Agricultural Chemicals - 0.5%

Monsanto Co.	37,183	4,232,541

Airlines - 0.7%

Delta Air Lines, Inc.	107,575	5,371,220
Hawaiian Holdings, Inc.†	3,902	189,832
Ryanair Holdings PLC ADR†	11,240	918,870

		6,479,922

Apparel Manufacturers - 0.2%

Under Armour, Inc., Class A†#	36,340	749,331
Under Armour, Inc., Class C†#	38,850	721,056

		1,470,387

Applications Software - 4.2%

Citrix Systems, Inc.†	32,876	2,595,560
Microsoft Corp.	407,961	26,101,345
salesforce.com, Inc.†	116,399	9,469,059
Tableau Software, Inc., Class A†	18,350	967,779

		39,133,743

Athletic Footwear - 0.6%

adidas AG	6,510	1,092,436
NIKE, Inc., Class B#	78,010	4,459,051

		5,551,487

Auto-Cars/Light Trucks - 0.7%

Fuji Heavy Industries, Ltd.	14,000	524,260
Tata Motors, Ltd.	154,950	1,061,353
Tesla, Inc.†#	19,170	4,792,308

		6,377,921

Auto-Heavy Duty Trucks - 0.0%

Isuzu Motors, Ltd.	18,200	243,568

Auto/Truck Parts & Equipment-Original - 1.0%

Cooper-Standard Holding, Inc.†	6,722	752,864
Mobileye NV†	13,100	596,312
Tenneco, Inc.	10,766	692,362
Valeo SA	14,128	868,247
WABCO Holdings, Inc.†	60,222	6,761,726

		9,671,511

Banks-Commercial - 0.7%

Bank Mandiri Persero Tbk PT	897,100	760,140
Bank of Ireland†	1,561,220	370,486
DNB ASA	48,530	795,953
Erste Group Bank AG	30,890	898,625
HDFC Bank, Ltd.	27,560	574,219
KBC Group NV	22,420	1,371,425
Regions Financial Corp.	89,358	1,364,497

		6,135,345

Banks-Fiduciary - 0.2%

Citizens Financial Group, Inc.	42,085	1,572,716

Banks-Super Regional - 0.4%

US Bancorp	64,910	3,570,050

Beverages-Non-alcoholic - 1.5%

Coca-Cola Co.	14,115	592,265
Dr Pepper Snapple Group, Inc.	20,718	1,935,890
PepsiCo, Inc.	104,705	11,557,338

		14,085,493

Beverages-Wine/Spirits - 0.6%

Constellation Brands, Inc., Class A	28,420	4,513,380
Treasury Wine Estates, Ltd.	117,250	1,070,657

		5,584,037

Brewery - 0.2%

Boston Beer Co., Inc., Class A†#	8,360	1,326,314
Heineken NV	5,870	484,435

		1,810,749

Broadcast Services/Program - 0.3%

MSG Networks, Inc., Class A†	15,616	340,429
Scripps Networks Interactive, Inc., Class A#	33,170	2,679,141

		3,019,570

Building Products-Air & Heating - 0.2%

Daikin Industries, Ltd.	11,400	1,082,211
Lennox International, Inc.	6,053	996,445

		2,078,656

Building Products-Cement - 0.5%

Cemex SAB de CV ADR†	94,263	797,465
CRH PLC	46,370	1,565,348
Eagle Materials, Inc.	14,871	1,542,271
HeidelbergCement AG	12,810	1,197,090

		5,102,174

Building-Heavy Construction - 0.3%

SBA Communications Corp.†	25,040	2,898,881

Building-Residential/Commercial - 0.0%

D.R. Horton, Inc.	5,698	182,336

Cable/Satellite TV - 1.4%

Comcast Corp., Class A	321,256	12,021,400
DISH Network Corp., Class A†	13,361	828,382

		12,849,782

Casino Hotels - 0.6%

Las Vegas Sands Corp.	46,294	2,451,267
Sands China, Ltd.	182,800	762,952
Wynn Resorts, Ltd.#	20,480	1,969,152

		5,183,371

Chemicals-Diversified - 1.3%

Arkema SA	9,530	923,791
Celanese Corp., Series A	8,566	763,830
Dow Chemical Co.	84,152	5,239,303
FMC Corp.#	25,276	1,456,403
Koppers Holdings, Inc.†	5,882	257,926
LyondellBasell Industries NV, Class A	32,773	2,990,209

PPG Industries, Inc.	9,670	990,498

		12,621,960

Chemicals-Specialty - 0.2%

Shin-Etsu Chemical Co., Ltd.	8,600	727,454
W.R. Grace & Co.#	20,985	1,486,577

		2,214,031

Commercial Services - 0.6%

Ecolab, Inc.	35,670	4,422,010
RELX PLC	50,110	935,794

		5,357,804

Commercial Services-Finance - 0.5%

Automatic Data Processing, Inc.	953	97,797
Cardtronics PLC, Class A†	2,764	121,837
Global Payments, Inc.	57,225	4,560,260

		4,779,894

Computer Aided Design - 0.2%

ANSYS, Inc.†	6,078	648,887
Cadence Design Systems, Inc.†	2,891	89,332
Synopsys, Inc.†	21,396	1,528,530

		2,266,749

Computer Services - 0.6%

Accenture PLC, Class A	6,535	800,538
Computer Sciences Corp.	27,622	1,893,764
CSRA, Inc.	1,545	46,072
International Business Machines Corp.	17,770	3,195,401

		5,935,775

Computer Software - 0.5%

Splunk, Inc.†#	68,566	4,232,579
SS&C Technologies Holdings, Inc.	22,493	787,705

		5,020,284

Computers - 6.0%

Apple, Inc.	412,648	56,528,650

Consumer Products-Misc. - 0.4%

Kimberly-Clark Corp.	14,998	1,987,985
Spectrum Brands Holdings, Inc.#	12,157	1,649,948

		3,637,933

Containers-Paper/Plastic - 0.0%

Berry Plastics Group, Inc.†	5,352	269,366

Cosmetics & Toiletries - 1.3%

Estee Lauder Cos., Inc., Class A#	109,947	9,109,109
L’Oreal SA	5,750	1,069,371
Procter & Gamble Co.	19,041	1,734,064

		11,912,544

Data Processing/Management - 0.8%

CSG Systems International, Inc.	30,548	1,203,897
Fiserv, Inc.†	44,389	5,122,490
Jack Henry & Associates, Inc.	16,606	1,557,145

		7,883,532

Diagnostic Equipment - 0.1%

Danaher Corp.	9,145	782,355

Diagnostic Kits - 0.1%

IDEXX Laboratories, Inc.†#	6,810	987,041

Dialysis Centers - 0.1%

Fresenius Medical Care AG & Co. KGaA	10,065	837,567

Disposable Medical Products - 0.4%

C.R. Bard, Inc.	16,208	3,974,850

Distribution/Wholesale - 0.3%

Bunzl PLC	25,650	717,717
Rexel SA	40,920	661,747
Wolseley PLC	20,310	1,238,662

		2,618,126

Diversified Banking Institutions - 1.1%

Bank of America Corp.	68,372	1,687,421
BNP Paribas SA	25,080	1,464,790
HSBC Holdings PLC	99,600	801,891
JPMorgan Chase & Co.	67,180	6,087,851
UniCredit SpA	42,404	568,273

		10,610,226

Diversified Financial Services - 0.1%

Julius Baer Group, Ltd.	26,690	1,306,132

Diversified Manufacturing Operations - 1.2%

3M Co.	34,231	6,378,947
Carlisle Cos., Inc.	13,585	1,403,330
Ingersoll-Rand PLC	23,670	1,878,451
Parker-Hannifin Corp.	13,533	2,095,450

		11,756,178

E-Commerce/Products - 4.6%

Alibaba Group Holding, Ltd. ADR†	16,400	1,687,560
Amazon.com, Inc.†	44,664	37,742,867
ASOS PLC†	14,746	993,924
MonotaRO Co., Ltd.#	13,100	370,804
Shutterfly, Inc.†	26,337	1,195,173
Start Today Co., Ltd.	46,700	976,026

		42,966,354

E-Commerce/Services - 0.3%

Auto Trader Group PLC*	62,690	307,422
Expedia, Inc.#	14,407	1,715,009
Stamps.com, Inc.†	675	85,117
TripAdvisor, Inc.†#	23,531	975,831

		3,083,379

E-Marketing/Info - 0.1%

Criteo SA ADR†	15,900	746,982
CyberAgent, Inc.	12,800	356,046

		1,103,028

E-Services/Consulting - 0.2%

CDW Corp.	34,547	2,034,818

Electronic Components-Misc. - 0.1%

Omron Corp.	13,600	584,699
Stoneridge, Inc.†	13,347	225,431

		810,130

Electronic Components-Semiconductors - 1.6%

Broadcom, Ltd.	26,836	5,660,517
Infineon Technologies AG	49,420	879,573
Intel Corp.	53,708	1,944,229

Rohm Co., Ltd.	8,300	536,366
Skyworks Solutions, Inc.	679	64,376
Texas Instruments, Inc.	36,222	2,775,330
Xilinx, Inc.#	49,840	2,931,589

		14,791,980

Electronic Forms - 0.4%

Adobe Systems, Inc.†	28,168	3,333,401

Electronic Measurement Instruments - 0.4%

Agilent Technologies, Inc.	51,396	2,636,615
Keyence Corp.	2,800	1,083,163

		3,719,778

Engineering/R&D Services - 0.0%

Argan, Inc.	1,341	92,395

Engines-Internal Combustion - 0.6%

Cummins, Inc.	39,747	5,902,032

Enterprise Software/Service - 0.5%

Oracle Corp.	68,501	2,917,458
SAP SE	15,810	1,473,084
Veeva Systems, Inc., Class A†	15,537	678,811

		5,069,353

Entertainment Software - 1.2%

Activision Blizzard, Inc.	163,122	7,361,696
Electronic Arts, Inc.†	42,704	3,693,896

		11,055,592

Filtration/Separation Products - 0.3%

Donaldson Co., Inc.	63,259	2,716,974

Finance-Credit Card - 3.8%

American Express Co.	39,927	3,196,555
MasterCard, Inc., Class A	84,430	9,326,138
Visa, Inc., Class A#	260,113	22,874,337
Worldpay Group PLC*	195,200	657,369

		36,054,399

Finance-Investment Banker/Broker - 0.5%

Charles Schwab Corp.	89,049	3,598,470
Evercore Partners, Inc., Class A	18,800	1,495,540

		5,094,010

Finance-Leasing Companies - 0.1%

ORIX Corp.	75,300	1,171,274

Finance-Other Services - 0.2%

Deutsche Boerse AG†	11,550	989,898
London Stock Exchange Group PLC	27,580	1,053,373

		2,043,271

Food-Catering - 0.2%

Aramark	39,572	1,414,303
Compass Group PLC	48,110	894,266

		2,308,569

Food-Confectionery - 0.0%

Hershey Co.	3,994	432,750

Food-Meat Products - 0.5%

Hormel Foods Corp.#	72,956	2,571,699
Tyson Foods, Inc., Class A	26,248	1,642,075

		4,213,774

Food-Misc./Diversified - 0.4%

Blue Buffalo Pet Products, Inc.†	17,169	419,610
Calbee, Inc.#	29,900	1,014,011
Campbell Soup Co.#	24,044	1,427,011
Chr. Hansen Holding A/S	9,350	558,054

		3,418,686

Food-Retail - 0.4%

Jeronimo Martins SGPS SA	64,070	1,030,353
Kroger Co.	73,205	2,327,919
Magnit PJSC GDR	10,780	393,039

		3,751,311

Food-Wholesale/Distribution - 0.1%

Sysco Corp.	16,853	888,490

Hotels/Motels - 0.0%

Whitbread PLC	7,810	370,682

Identification Systems - 0.0%

Brady Corp., Class A	3,896	149,022

Industrial Automated/Robotic - 0.3%

FANUC Corp.	4,100	807,446
Rockwell Automation, Inc.	10,861	1,641,097

		2,448,543

Industrial Gases - 0.2%

Air Products & Chemicals, Inc.	13,141	1,845,916

Instruments-Controls - 0.1%

Honeywell International, Inc.	665	82,793
Woodward, Inc.	5,536	390,011

		472,804

Instruments-Scientific - 0.2%

Waters Corp.†	9,844	1,525,722

Insurance Brokers - 0.2%

Aon PLC#	16,948	1,960,036

Insurance-Life/Health - 0.4%

AIA Group, Ltd.	221,800	1,401,447
Aviva PLC	225,049	1,390,675
St James’s Place PLC	63,320	828,920

		3,621,042

Insurance-Multi-line - 0.6%

MetLife, Inc.	89,440	4,690,234
Zurich Insurance Group AG	1,830	505,261

		5,195,495

Insurance-Reinsurance - 0.1%

Essent Group, Ltd.†	28,520	992,781

Internet Application Software - 0.5%

Tencent Holdings, Ltd.	162,100	4,322,444

Internet Content-Entertainment - 3.0%

Facebook, Inc., Class A†	184,134	24,957,522
Netflix, Inc.†	24,500	3,482,185

		28,439,707

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	2,869	411,042

Internet Security - 0.4%

Symantec Corp.	59,956	1,712,943
VeriSign, Inc.†#	26,827	2,212,423

		3,925,366

Investment Management/Advisor Services - 0.1%

Azimut Holding SpA#	28,235	474,107

Lighting Products & Systems - 0.3%

Acuity Brands, Inc.#	15,240	3,220,212

Machine Tools & Related Products - 0.1%

Sandvik AB	39,060	531,381

Machinery-Construction & Mining - 0.3%

Caterpillar, Inc.	20,497	1,981,240
Komatsu, Ltd.	42,100	1,015,729

		2,996,969

Machinery-General Industrial - 1.0%

Hexagon AB, Class B	27,280	1,101,887
Wabtec Corp.#	100,210	8,028,825

		9,130,712

Machinery-Pumps - 0.1%

Weir Group PLC	52,050	1,216,159

Medical Information Systems - 0.4%

Cerner Corp.†	64,666	3,559,217

Medical Instruments - 2.2%

Boston Scientific Corp.†	62,868	1,543,409
Edwards Lifesciences Corp.†	56,964	5,356,895
Intuitive Surgical, Inc.†	17,782	13,105,334
Sysmex Corp.	9,500	548,801

		20,554,439

Medical Labs & Testing Services - 0.1%

Quest Diagnostics, Inc.	13,015	1,268,182

Medical Products - 0.5%

ABIOMED, Inc.†	6,080	717,258
Becton Dickinson and Co.#	12,307	2,252,796
Cooper Cos., Inc.	1,871	372,591
Zimmer Biomet Holdings, Inc.	15,140	1,772,591

		5,115,236

Medical-Biomedical/Gene - 5.8%

Alexion Pharmaceuticals, Inc.†	1,569	205,931
Amgen, Inc.	55,326	9,766,699
Biogen, Inc.†	19,502	5,628,277
Celgene Corp.†	101,767	12,569,242
CSL, Ltd.	8,910	805,137
Gilead Sciences, Inc.	152,335	10,736,571
Illumina, Inc.†#	3,734	625,072
Incyte Corp.†	16,349	2,176,052
Ionis Pharmaceuticals, Inc.†#	22,840	1,136,747
Kite Pharma, Inc.†#	17,870	1,264,660
Regeneron Pharmaceuticals, Inc.†	24,298	9,075,303
Spark Therapeutics, Inc.†	14,670	935,652

		54,925,343

Medical-Drugs - 2.4%

AbbVie, Inc.	30,711	1,899,168
Allergan PLC	10,603	2,595,826
Bristol-Myers Squibb Co.	55,622	3,154,324
Eli Lilly & Co.	67,780	5,612,862
Johnson & Johnson	17,907	2,188,415
Pfizer, Inc.	77,470	2,643,276
Roche Holding AG	8,941	2,178,387
Shire PLC	28,410	1,711,159
UCB SA	9,390	668,589

		22,652,006

Medical-HMO - 1.9%

Anthem, Inc.	1,202	198,114
Cigna Corp.	12,390	1,844,871
UnitedHealth Group, Inc.	94,077	15,558,454

		17,601,439

Medical-Wholesale Drug Distribution - 0.4%

Cardinal Health, Inc.	48,376	3,936,355

Metal-Diversified - 0.2%

Rio Tinto PLC	39,800	1,628,251

Metal-Iron - 0.1%

Fortescue Metals Group, Ltd.#	256,990	1,306,337

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A	17,813	882,456

Multimedia - 2.4%

Time Warner, Inc.	85,260	8,373,385
Twenty-First Century Fox, Inc., Class A	70,464	2,108,283
Vivendi SA	38,920	686,716
Walt Disney Co.	105,133	11,574,092

		22,742,476

Networking Products - 0.1%

Arista Networks, Inc.†#	571	67,943
LogMeIn, Inc.	9,452	867,221

		935,164

Office Furnishings-Original - 0.1%

Knoll, Inc.	25,212	563,488

Oil Companies-Exploration & Production - 0.8%

Concho Resources, Inc.†#	27,944	3,701,183
EOG Resources, Inc.	26,380	2,558,596
Lundin Petroleum AB†	46,490	952,812
Tullow Oil PLC†#	131,780	438,885

		7,651,476

Oil Companies-Integrated - 0.3%

Royal Dutch Shell PLC, Class A#	34,512	891,381
Statoil ASA#	49,920	883,656
TOTAL SA	29,484	1,469,623

		3,244,660

Oil-Field Services - 0.4%

Core Laboratories NV#	20,560	2,352,475
Halliburton Co.	32,073	1,714,623

		4,067,098

Optical Supplies - 0.1%

Essilor International SA	6,510	745,877

Pharmacy Services - 0.3%

Express Scripts Holding Co.†	44,637	3,153,604

Pipelines - 0.2%

Williams Cos., Inc.	50,392	1,428,109

Power Converter/Supply Equipment - 0.0%

Generac Holdings, Inc.†#	10,536	411,325

Racetracks - 0.1%

Churchill Downs, Inc.#	8,879	1,334,514

Radio - 0.2%

Sirius XM Holdings, Inc.#	317,252	1,614,813

Real Estate Investment Trusts - 0.6%

American Tower Corp.	20,574	2,361,689
Equity Residential	50,016	3,154,509
Omega Healthcare Investors, Inc.	7,245	236,477

		5,752,675

Real Estate Management/Services - 0.1%

Daito Trust Construction Co., Ltd.	5,200	727,616

Recreational Vehicles - 0.3%

Brunswick Corp.	30,097	1,802,509
LCI Industries	11,057	1,190,839
Malibu Boats, Inc., Class A†	2,261	46,486
MCBC Holdings, Inc.	10,730	157,517

		3,197,351

Rental Auto/Equipment - 0.2%

Ashtead Group PLC	65,058	1,336,843
United Rentals, Inc.†	5,536	708,774

		2,045,617

Retail-Apparel/Shoe - 1.3%

Children’s Place, Inc.#	13,598	1,377,477
Coach, Inc.	56,786	2,162,979
Foot Locker, Inc.	12,144	918,937
Industria de Diseno Textil SA	38,100	1,223,810
L Brands, Inc.	17,540	922,955
Ross Stores, Inc.	62,269	4,270,408
Zalando SE#†*	28,635	1,145,180

		12,021,746

Retail-Auto Parts - 1.3%

O’Reilly Automotive, Inc.†#	45,792	12,442,144

Retail-Automobile - 0.1%

Astra International Tbk PT	1,471,100	904,546

Retail-Building Products - 0.4%

Home Depot, Inc.	23,800	3,448,858

Retail-Convenience Store - 0.1%

Alimentation Couche-Tard, Inc., Class B#	20,410	907,555

Retail-Discount - 1.6%

Costco Wholesale Corp.	37,370	6,621,217
Dollar Tree, Inc.†	53,394	4,094,252
Target Corp.	14,147	831,419
Wal-Mart Stores, Inc.	55,698	3,950,659

		15,497,547

Retail-Drug Store - 0.2%

CVS Health Corp.	21,607	1,741,092

Retail-Home Furnishings - 0.1%

Nitori Holdings Co., Ltd.	8,800	1,024,558
Pier 1 Imports, Inc.	12,809	86,205

		1,110,763

Retail-Jewelry - 0.2%

Cie Financiere Richemont SA	10,340	761,846
Pandora A/S	5,450	621,361

		1,383,207

Retail-Mail Order - 0.1%

Williams-Sonoma, Inc.#	21,039	1,022,285

Retail-Major Department Stores - 1.5%

Kering	6,200	1,509,062
TJX Cos., Inc.	155,785	12,221,333

		13,730,395

Retail-Misc./Diversified - 0.1%

Ryohin Keikaku Co., Ltd.#	3,100	655,347

Retail-Restaurants - 1.8%

Cheesecake Factory, Inc.	23,108	1,410,743
Chipotle Mexican Grill, Inc.†#	8,130	3,404,356
Darden Restaurants, Inc.#	50,614	3,779,854
McDonald’s Corp.	2,735	349,123
Starbucks Corp.	146,181	8,313,313

		17,257,389

Rubber/Plastic Products - 0.1%

Trinseo SA	7,568	523,327

Schools - 0.0%

Capella Education Co.	2,096	159,506

Semiconductor Components-Integrated Circuits - 1.2%

Linear Technology Corp.	53,780	3,473,112
Marvell Technology Group, Ltd.	129,457	2,019,529
Maxim Integrated Products, Inc.	108,547	4,808,632
QUALCOMM, Inc.	25,753	1,454,530

		11,755,803

Semiconductor Equipment - 0.8%

Applied Materials, Inc.	58,029	2,101,810
ASML Holding NV	29,272	3,549,179
KLA-Tencor Corp.	1,550	139,686
Lam Research Corp.#	13,881	1,645,454

		7,436,129

Soap & Cleaning Preparation - 0.4%

Church & Dwight Co., Inc.	53,495	2,666,191
Reckitt Benckiser Group PLC	9,700	879,970

		3,546,161

Software Tools - 0.3%

VMware, Inc., Class A†#	34,622	3,112,172

Steel-Producers - 0.3%

ArcelorMittal†	157,070	1,382,783
Steel Dynamics, Inc.	41,779	1,529,111

		2,911,894

Telecommunication Equipment - 0.0%

ARRIS International PLC†	2,209	56,992

Telephone-Integrated - 0.0%

Verizon Communications, Inc.	7,636	378,975

Television - 0.0%

CBS Corp., Class B	4,867	320,833

Tobacco - 1.6%

Altria Group, Inc.	61,247	4,588,625
British American Tobacco PLC	29,620	1,867,103
Philip Morris International, Inc.	81,261	8,885,890

		15,341,618

Tools-Hand Held - 0.2%

Snap-on, Inc.	6,868	1,165,294
Stanley Black & Decker, Inc.	4,823	613,244

		1,778,538

Transport-Marine - 0.1%

AP Moller - Maersk A/S, Series B	490	798,877

Transport-Rail - 0.5%

Union Pacific Corp.	41,269	4,454,576

Transport-Services - 0.1%

DSV A/S	19,980	983,503

Transport-Truck - 0.3%

JB Hunt Transport Services, Inc.	27,250	2,675,133

Vitamins & Nutrition Products - 0.0%

Mead Johnson Nutrition Co.	4,820	423,148

Web Portals/ISP - 5.9%

Alphabet, Inc., Class A†	50,359	42,549,830
Alphabet, Inc., Class C†	13,210	10,874,604
Baidu, Inc. ADR†	11,710	2,039,062

		55,463,496

X-Ray Equipment - 0.3%

Hologic, Inc.†#	72,020	2,922,572

Total Common Stocks
(cost $810,649,741)		932,983,578

EXCHANGE-TRADED FUNDS - 0.5%

iShares Russell 1000 Growth ETF# (cost $4,296,484)	39,031	4,401,526

Total Long-Term Investment Securities
(cost $814,946,225)		937,385,104

SHORT-TERM INVESTMENT SECURITIES - 3.4%
Registered Investment Companies - 3.0%

State Street Navigator Securities Lending Government Money Market Portfolio 0.50% (1)(2)	28,058,986	28,058,986

Time Deposits - 0.4%

Euro Time Deposit with State Street Bank and Trust Co. 0.07% due 03/01/2017	$3,996,000	3,996,000

Total Short-Term Investment Securities
(cost $32,054,986)		32,054,986

TOTAL INVESTMENTS
(cost $847,001,211)(3)	102.7%	969,440,090
Liabilities in excess of other assets	(2.7)	(25,747,885)

NET ASSETS	100.0%	$943,692,205

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2017, the aggregate value of these securities was $2,109,971 representing 0.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At February 28, 2017, the Fund had loaned securities with a total value of $97,260,750. This was secured by collateral of $28,058,986, which was received in cash and subsequently invested in short-term investments currently valued at $28,058,986 as reported in the Portfolio of Investments. Additional collateral of $71,630,411 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$4,840,613
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	8,439,130
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	19,419,055
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	3,278,731
United States Treasury Notes/Bonds	zero coupon to 8.00%	03/15/2017 to 11/15/2046	35,652,882

(2)	The rate shown is the 7-day yield as of February 28, 2017.
(3)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
UBS AG	EUR	2,285,314	USD	2,393,432	03/31/2017	$—	$(30,896)
	USD	355,694	EUR	332,829	03/31/2017	—	(2,619)

Net Unrealized Appreciation(Depreciation)						$—	$(33,515)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$932,983,578	$—	$—	$932,983,578
Exchange-Traded Funds	4,401,526	—	—	4,401,526
Short-Term Investment Securities:
Registered Investment Companies	28,058,986	—	—	28,058,986
Time Deposit	—	3,996,000	—	3,996,000

Total Investments at Value	$965,444,090	$3,996,000	$—	$969,440,090

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$33,515	$—	$33,515

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.6%
Aerospace/Defense - 0.9%

General Dynamics Corp.	3,556	$674,964
Northrop Grumman Corp.	1,478	365,199

		1,040,163

Aerospace/Defense-Equipment - 0.6%

L3 Technologies, Inc.	1,349	227,064
United Technologies Corp.	4,447	500,510

		727,574

Agricultural Chemicals - 0.3%

Mosaic Co.#	11,947	372,627

Agricultural Operations - 0.2%

Archer-Daniels-Midland Co.	4,326	203,192

Airlines - 0.8%

Delta Air Lines, Inc.	8,428	420,810
United Continental Holdings, Inc.†	7,566	560,565

		981,375

Applications Software - 3.2%

Microsoft Corp.	58,720	3,756,906

Athletic Footwear - 0.2%

NIKE, Inc., Class B#	4,960	283,514

Auto-Cars/Light Trucks - 0.5%

Ford Motor Co.	5,167	64,742
General Motors Co.	14,327	527,807

		592,549

Auto-Heavy Duty Trucks - 0.3%

PACCAR, Inc.	5,351	357,500

Auto/Truck Parts & Equipment-Original - 0.4%

Delphi Automotive PLC	4,618	351,568
Lear Corp.	857	121,686

		473,254

Banks-Commercial - 0.5%

BB&T Corp.	5,136	247,658
Regions Financial Corp.	10,535	160,869
SVB Financial Group†	600	114,534
Zions Bancorporation	2,103	94,425

		617,486

Banks-Fiduciary - 0.9%

Bank of New York Mellon Corp.	14,810	698,144
State Street Corp.	4,075	324,818

		1,022,962

Banks-Super Regional - 2.7%

Capital One Financial Corp.	5,764	541,009
Huntington Bancshares, Inc.	4,469	63,192
KeyCorp	24,892	467,223
PNC Financial Services Group, Inc.	733	93,259
Wells Fargo & Co.	36,203	2,095,430

		3,260,113

Beverages-Non-alcoholic - 2.0%

Coca-Cola Co.	14,697	616,686
Dr Pepper Snapple Group, Inc.	1,044	97,551
PepsiCo, Inc.	15,605	1,722,480

		2,436,717

Beverages-Wine/Spirits - 0.5%

Constellation Brands, Inc., Class A	4,023	638,893

Brewery - 0.6%

Molson Coors Brewing Co., Class B	7,069	709,657

Building Products-Air & Heating - 0.1%

Johnson Controls International PLC	2,500	104,850
Lennox International, Inc.	367	60,416

		165,266

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.#	362	78,174

Building Products-Wood - 0.3%

Masco Corp.	9,341	315,539

Building-Residential/Commercial - 0.4%

D.R. Horton, Inc.	5,744	183,808
PulteGroup, Inc.	8,580	189,189
Toll Brothers, Inc.†	1,833	62,579

		435,576

Cable/Satellite TV - 2.3%

Charter Communications, Inc., Class A†	3,198	1,033,146
Comcast Corp., Class A	37,054	1,386,561
DISH Network Corp., Class A†#	4,317	267,654

		2,687,361

Cellular Telecom - 0.1%

T-Mobile US, Inc.†	1,159	72,472

Chemicals-Diversified - 1.7%

Dow Chemical Co.	6,478	403,320
E.I. du Pont de Nemours & Co.	12,382	972,483
Eastman Chemical Co.	7,956	638,469

		2,014,272

Commercial Services-Finance - 0.5%

PayPal Holdings, Inc.†	6,448	270,816
Vantiv, Inc., Class A†	1,843	120,495
WEX, Inc.†	2,021	224,796

		616,107

Computer Services - 1.7%

Accenture PLC, Class A	12,644	1,548,890
Cognizant Technology Solutions Corp., Class A†	2,734	162,044
Hewlett Packard Enterprise Co.	5,178	118,162
International Business Machines Corp.	1,072	192,767

		2,021,863

Computers - 4.2%

Apple, Inc.	32,562	4,460,668
HP, Inc.	29,629	514,656

		4,975,324

Consumer Products-Misc. - 0.6%

Kimberly-Clark Corp.	5,636	747,052

Containers-Metal/Glass - 0.2%

Crown Holdings, Inc.†	4,203	225,239

Containers-Paper/Plastic - 0.3%

Sealed Air Corp.	3,528	163,981
WestRock Co.	4,307	231,372

		395,353

Cosmetics & Toiletries - 1.0%

Procter & Gamble Co.	13,059	1,189,283

Cruise Lines - 0.3%

Royal Caribbean Cruises, Ltd.	3,395	326,260

Data Processing/Management - 0.5%

Fidelity National Information Services, Inc.	7,037	578,934

Diagnostic Equipment - 1.2%

Abbott Laboratories	17,176	774,294

Danaher Corp.	3,471	296,944
Thermo Fisher Scientific, Inc.	2,184	344,373

		1,415,611

Diversified Banking Institutions - 4.4%

Bank of America Corp.	86,037	2,123,393
Citigroup, Inc.	31,626	1,891,551
Goldman Sachs Group, Inc.	522	129,487
Morgan Stanley	23,546	1,075,346

		5,219,777

Diversified Manufacturing Operations - 2.4%

Eaton Corp. PLC	7,646	550,359
General Electric Co.	59,575	1,775,931
Ingersoll-Rand PLC	3,041	241,334
Parker-Hannifin Corp.	793	122,788
Pentair PLC#	1,016	58,989
Textron, Inc.	1,405	66,456

		2,815,857

E-Commerce/Products - 1.8%

Amazon.com, Inc.†	2,473	2,089,784

E-Commerce/Services - 0.0%

TripAdvisor, Inc.†#	1,332	55,238

Electric-Integrated - 3.0%

Ameren Corp.	8,488	464,209
CMS Energy Corp.	5,819	259,062
Edison International	7,834	624,683
NextEra Energy, Inc.#	7,094	929,314
PG&E Corp.	10,205	681,184
Pinnacle West Capital Corp.	3,545	291,363
Xcel Energy, Inc.	8,492	371,185

		3,621,000

Electronic Components-Semiconductors - 2.4%

Broadcom, Ltd.	6,824	1,439,386
Microchip Technology, Inc.#	1,083	78,539
NVIDIA Corp.	1,635	165,920
Texas Instruments, Inc.	15,853	1,214,657

		2,898,502

Electronic Connectors - 0.6%

TE Connectivity, Ltd.	9,888	736,359

Electronic Forms - 1.1%

Adobe Systems, Inc.†	10,550	1,248,487

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc.	4,204	215,665
Fortive Corp.	863	49,752

		265,417

Electronic Security Devices - 0.2%

Allegion PLC	3,899	283,028

Engineering/R&D Services - 0.1%

Fluor Corp.	2,808	155,535

Engines-Internal Combustion - 0.2%

Cummins, Inc.	1,809	268,618

Enterprise Software/Service - 0.2%

Oracle Corp.	3,913	166,655
Workday, Inc., Class A†#	1,377	114,194

		280,849

Finance-Credit Card - 1.9%

American Express Co.	3,399	272,124
Discover Financial Services	6,323	449,818
MasterCard, Inc., Class A	1,570	173,422
Visa, Inc., Class A#	14,929	1,312,857

		2,208,221

Finance-Investment Banker/Broker - 0.8%

Charles Schwab Corp.	18,895	763,547
TD Ameritrade Holding Corp.	4,042	158,042

		921,589

Finance-Other Services - 0.4%

Intercontinental Exchange, Inc.	8,066	460,811

Food-Confectionery - 0.0%

J.M. Smucker Co.	341	48,330

Food-Misc./Diversified - 1.1%

Kraft Heinz Co.	4,766	436,137
Mondelez International, Inc., Class A	20,251	889,424

		1,325,561

Food-Retail - 0.1%

Kroger Co.	5,318	169,112

Gas-Distribution - 0.1%

NiSource, Inc.	5,174	123,710

Gold Mining - 0.1%

Newmont Mining Corp.	2,808	96,146

Home Decoration Products - 0.1%

Newell Brands, Inc.	1,280	62,758

Instruments-Controls - 1.2%

Honeywell International, Inc.	11,598	1,443,951

Insurance Brokers - 0.3%

Arthur J. Gallagher & Co.	6,881	391,873

Insurance-Multi-line - 1.9%

Chubb, Ltd.	7,756	1,071,646
Hartford Financial Services Group, Inc.	2,322	113,523
MetLife, Inc.	20,172	1,057,820
Voya Financial, Inc.	136	5,607

		2,248,596

Insurance-Property/Casualty - 0.2%

XL Group, Ltd.	7,291	295,213

Insurance-Reinsurance - 1.6%

Berkshire Hathaway, Inc., Class B†	10,025	1,718,485
Everest Re Group, Ltd.	890	209,275

		1,927,760

Internet Content-Entertainment - 1.9%

Facebook, Inc., Class A†	16,893	2,289,677

Investment Management/Advisor Services - 0.2%

Ameriprise Financial, Inc.	465	61,148
BlackRock, Inc.	411	159,246

		220,394

Machinery-Farming - 0.1%

Deere & Co.	996	109,052

Medical Instruments - 0.6%

Boston Scientific Corp.†	30,811	756,410

Medical Products - 0.2%

Becton Dickinson and Co.	638	116,786
Cooper Cos., Inc.#	297	59,145
Zimmer Biomet Holdings, Inc.	928	108,650

		284,581

Medical-Biomedical/Gene - 3.0%

Alexion Pharmaceuticals, Inc.†	2,586	339,413
Biogen, Inc.†	3,057	882,250
BioMarin Pharmaceutical, Inc.†	562	52,789
Celgene Corp.†	7,616	940,652

Gilead Sciences, Inc.	11,688	823,770
Illumina, Inc.†	1,760	294,624
Vertex Pharmaceuticals, Inc.†	3,082	279,291

		3,612,789

Medical-Drugs - 5.7%

Allergan PLC	4,051	991,766
Bristol-Myers Squibb Co.	20,273	1,149,682
Eli Lilly & Co.	11,586	959,437
Johnson & Johnson	9,455	1,155,495
Merck & Co., Inc.	9,464	623,394
Pfizer, Inc.	56,279	1,920,239

		6,800,013

Medical-Generic Drugs - 0.1%

Mylan NV†	2,029	84,914

Medical-HMO - 2.5%

Aetna, Inc.	5,114	658,479
Cigna Corp.	1,456	216,798
Humana, Inc.	2,175	459,469
UnitedHealth Group, Inc.	9,784	1,618,078

		2,952,824

Medical-Hospitals - 0.1%

HCA Holdings, Inc.†	743	64,819

Metal-Aluminum - 0.1%

Alcoa Corp.	2,475	85,610

Multimedia - 2.0%

Time Warner, Inc.	4,384	430,553
Twenty-First Century Fox, Inc., Class A	40,690	1,217,445
Walt Disney Co.	7,124	784,281

		2,432,279

Networking Products - 0.4%

Cisco Systems, Inc.	13,545	462,968

Oil Companies-Exploration & Production - 3.2%

Anadarko Petroleum Corp.	7,184	464,446
Apache Corp.#	2,268	119,274
Cabot Oil & Gas Corp.	10,570	231,483
Concho Resources, Inc.†	1,402	185,695
Diamondback Energy, Inc.†	4,610	464,965
EOG Resources, Inc.	7,182	696,582
EQT Corp.	5,523	330,772
Occidental Petroleum Corp.	7,749	507,947
Pioneer Natural Resources Co.	4,335	806,180

		3,807,344

Oil Companies-Integrated - 2.2%

Chevron Corp.	8,526	959,175
Exxon Mobil Corp.	21,002	1,707,883

		2,667,058

Oil Refining & Marketing - 0.2%

Marathon Petroleum Corp.	1,945	96,472
Valero Energy Corp.	2,611	177,417

		273,889

Oil-Field Services - 0.8%

Halliburton Co.	5,117	273,555
Schlumberger, Ltd.	8,882	713,757

		987,312

Pipelines - 0.2%

Kinder Morgan, Inc.	8,711	185,631

Radio - 0.1%

Sirius XM Holdings, Inc.#	25,774	131,190

Real Estate Investment Trusts - 2.3%

AvalonBay Communities, Inc.	2,614	480,401
Brixmor Property Group, Inc.	2,566	59,890
Camden Property Trust	410	34,706
Equinix, Inc.#	758	285,061
Essex Property Trust, Inc.	458	107,493
HCP, Inc.	5,728	187,821
Kimco Realty Corp.	8,680	210,490
Liberty Property Trust	2,300	90,712
Macerich Co.	323	21,764
Prologis, Inc.	5,686	290,270
Public Storage	917	208,581
Regency Centers Corp.	1,247	87,726
Simon Property Group, Inc.	1,990	366,956
SL Green Realty Corp.	1,472	165,865
Spirit Realty Capital, Inc.	4,549	49,994
STORE Capital Corp.	4,712	117,376

		2,765,106

Retail-Apparel/Shoe - 0.3%

PVH Corp.	445	40,762
Ross Stores, Inc.	4,198	287,899

		328,661

Retail-Auto Parts - 0.4%

AutoZone, Inc.†	42	30,935
O’Reilly Automotive, Inc.†#	1,806	490,708

		521,643

Retail-Building Products - 2.0%

Home Depot, Inc.	10,112	1,465,330
Lowe’s Cos., Inc.	12,949	963,017

		2,428,347

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.#	4,491	198,188

Retail-Discount - 1.0%

Costco Wholesale Corp.	4,197	743,625
Dollar General Corp.	4,618	337,206
Wal-Mart Stores, Inc.	1,428	101,288

		1,182,119

Retail-Drug Store - 0.9%

CVS Health Corp.	1,595	128,525
Walgreens Boots Alliance, Inc.	11,036	953,290

		1,081,815

Retail-Major Department Stores - 0.9%

TJX Cos., Inc.	13,470	1,056,721

Retail-Regional Department Stores - 0.1%

Macy’s, Inc.#	1,877	62,354

Retail-Restaurants - 0.7%

Starbucks Corp.	13,226	752,162
Yum China Holdings, Inc.†	508	13,508
Yum! Brands, Inc.	193	12,607

		778,277

Semiconductor Components-Integrated Circuits - 0.8%

Analog Devices, Inc.	11,566	947,602
NXP Semiconductors NV†	437	44,928

		992,530

Semiconductor Equipment - 0.2%

Lam Research Corp.#	1,667	197,606

Telephone-Integrated - 1.6%

AT&T, Inc.	29,382	1,227,874
CenturyLink, Inc.	2,992	72,586

Verizon Communications, Inc.	11,074	549,602

		1,850,062

Tobacco - 1.4%

Altria Group, Inc.	9,734	729,271
Philip Morris International, Inc.	3,866	422,747
Reynolds American, Inc.	7,365	453,463

		1,605,481

Tools-Hand Held - 0.9%

Snap-on, Inc.	2,062	349,860
Stanley Black & Decker, Inc.	5,388	685,084

		1,034,944

Transport-Rail - 1.5%

Canadian Pacific Railway, Ltd.	2,634	388,462
Norfolk Southern Corp.	381	46,113
Union Pacific Corp.	12,083	1,304,239

		1,738,814

Transport-Services - 0.2%

FedEx Corp.	596	115,016
United Parcel Service, Inc., Class B	976	103,222

		218,238

Web Portals/ISP - 3.1%

Alphabet, Inc., Class A†	2,142	1,809,840
Alphabet, Inc., Class C†	2,246	1,848,930

		3,658,770

Total Long-Term Investment Securities
(cost $93,011,135)		117,304,680

SHORT-TERM INVESTMENT SECURITIES - 1.4%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(1)(2)	141,757	141,757

Time Deposits - 1.3%

Euro Time Deposit with State Street Bank and Trust Co. 0.07% due 03/01/17	$1,583,000	1,583,000

Total Short-Term Investment Securities
(cost $1,724,757)		1,724,757

TOTAL INVESTMENTS
(cost $94,735,892)(3)	100.0%	119,029,437
Liabilities in excess of other assets	(0.0)	(41,222)

NET ASSETS	100.0%	$118,988,215

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	At February 28, 2017, the Fund had loaned securities with a total value of $4,860,861. This was secured by collateral of $141,757, which was received in cash and subsequently invested in short-term investments currently valued at $141,757 as reported in the Portfolio of Investments. Additional collateral of $4,848,863 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$197,393
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	344,135
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	791,879
United States Treasury Bills	0.00%	03/16/2017 to 07/27/2017	111,813
United States Treasury Notes/Bonds	zero coupon to 8.00%	04/15/2017 to 08/15/2046	3,403,643

(2)	The rate shown is the 7-day yield as of February 28, 2017.
(3)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2017	Unrealized Appreciation (Depreciation)
14	Long	S&P 500 E-Mini Index	March 2017	$1,591,503	$1,653,960	$62,457

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$117,304,680	$—	$—	$117,304,680
Short-Term Investment Securities:
Registered Investment Companies	141,757	—	—	141,757
Time Deposits	—	1,583,000	—	1,583,000

Total Investments at Value	$117,446,437	$1,583,000	$—	$119,029,437

Other Financial Instruments:†
Futures Contracts	$62,457	$—	$—	$62,457

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.0%
Commercial Services - 0.1%

Healthcare Services Group, Inc.	7,777	$321,812
HMS Holdings Corp.†	39,300	732,159

		1,053,971

Dental Supplies & Equipment - 0.6%

Align Technology, Inc.†	18,500	1,901,060
DENTSPLY SIRONA, Inc.#	34,056	2,163,237

		4,064,297

Diagnostic Equipment - 3.7%

Abbott Laboratories	29,300	1,320,844
Danaher Corp.#	51,200	4,380,160
GenMark Diagnostics, Inc.†#	130,364	1,475,720
Oxford Immunotec Global PLC†	20,300	274,253
Thermo Fisher Scientific, Inc.#	120,200	18,953,136

		26,404,113

Dialysis Centers - 1.3%

DaVita, Inc.†	103,500	7,183,935
Fresenius Medical Care AG & Co. KGaA	24,897	2,071,824

		9,255,759

Drug Delivery Systems - 0.6%

Catalent, Inc.†	11,927	342,305
DexCom, Inc.†#	46,755	3,654,371
Nektar Therapeutics†#	20,400	266,832

		4,263,508

Electronic Measurement Instruments - 2.0%

Agilent Technologies, Inc.	282,300	14,481,990

Instruments-Controls - 0.5%

Mettler-Toledo International, Inc.†#	7,300	3,476,406

Medical Imaging Systems - 0.3%

Lantheus Holdings, Inc.†	196,087	2,509,914

Medical Information Systems - 0.7%

athenahealth, Inc.†#	40,396	4,763,900

Medical Instruments - 4.7%

Bruker Corp.	100,637	2,430,384
Endologix, Inc.†#	45,700	302,077
Intuitive Surgical, Inc.†#	27,860	20,532,820
Medtronic PLC	94,121	7,615,330
Teleflex, Inc.	14,700	2,810,346

		33,690,957

Medical Products - 8.7%

Advanced Accelerator Applications SA ADR†#	61,840	2,346,210
Becton Dickinson and Co.	146,540	26,824,147
Cooper Cos., Inc.#	27,671	5,510,403
Henry Schein, Inc.†#	23,397	4,013,989
K2M Group Holdings, Inc.†#	39,779	797,569
Stryker Corp.#	104,900	13,485,944
West Pharmaceutical Services, Inc.	55,600	4,585,332
Wright Medical Group NV†#	178,914	4,988,122
Wright Medical Group NV CVR†#	7,700	11,627

		62,563,343

Medical-Biomedical/Gene - 25.6%

Acceleron Pharma, Inc.†#	80,500	2,150,960
Acerta Pharma B.V., Class A(1)(3)(4)†	854,366	834,092
Acerta Pharma B.V., Class B(1)(3)(4)†	9,771,120	628,576
Acorda Therapeutics, Inc.†	20,400	539,580
Aevi Genomic Medicine Inc Common Stock†#	39,300	184,317
Alder Biopharmaceuticals, Inc.†#	21,200	484,420
Alexion Pharmaceuticals, Inc.†	152,932	20,072,325
Alnylam Pharmaceuticals, Inc.†#	56,800	2,933,152
Amgen, Inc.	72,100	12,727,813
Ardelyx, Inc.†	54,372	739,459
Audentes Therapeutics, Inc.†	30,173	467,983
Bellicum Pharmaceuticals, Inc.†#	30,276	373,303
Biogen, Inc.†#	52,309	15,096,377
BioMarin Pharmaceutical, Inc.†	58,130	5,460,151
Bioverativ, Inc.†#	29,414	1,531,881
Bluebird Bio, Inc.†#	65,242	5,718,461
Blueprint Medicines Corp.†#	18,246	641,894
Celgene Corp.†	45,541	5,624,769
Corvus Pharmaceuticals, Inc.†	26,899	386,808
Dermira, Inc.†	19,105	643,647
Editas Medicine, Inc.†#	36,379	906,929
Exelixis, Inc.†	212,085	4,566,190
FibroGen, Inc.†#	33,300	832,500
Gilead Sciences, Inc.	169,271	11,930,220
Illumina, Inc.†#	11,715	1,961,091
Immunomedics, Inc.†#	50,400	252,000
Incyte Corp.†	165,668	22,050,411
Innate Pharma SA†	34,015	367,562
Insmed, Inc.†	261,900	4,172,067
Intercept Pharmaceuticals, Inc.†#	4,700	599,673
Ionis Pharmaceuticals, Inc.†#	27,100	1,348,767
Juno Therapeutics, Inc.†#	41,300	992,852
Kite Pharma, Inc.†#	37,777	2,673,478
Ligand Pharmaceuticals, Inc.†#	9,400	983,522
Prothena Corp. PLC†#	105,287	6,175,083
Puma Biotechnology, Inc.†	24,755	908,509
Regeneron Pharmaceuticals, Inc.†	41,600	15,537,600
Retrophin, Inc.†#	27,100	576,417
Sage Therapeutics, Inc.†#	71,766	4,837,028
Seattle Genetics, Inc.†	28,954	1,900,830
Spark Therapeutics, Inc.†	77,137	4,919,798
Ultragenyx Pharmaceutical, Inc.†#	44,022	3,745,392
Vertex Pharmaceuticals, Inc.†#	162,294	14,707,082
WaVe Life Sciences, Ltd.†#	10,300	310,030
Zeneca, Inc. CVR(1)(3)(4)†	23,110	14,213

		184,509,212

Medical-Drugs - 22.1%

AbbVie, Inc.#	91,077	5,632,202
ACADIA Pharmaceuticals, Inc.†#	89,909	3,426,432
Achaogen, Inc.†#	26,795	628,343
Aimmune Therapeutics, Inc.†#	38,933	789,172
Alkermes PLC†	120,751	6,822,431
Allergan PLC#	94,324	23,092,402
Amicus Therapeutics, Inc.†#	155,641	1,010,110
Array BioPharma, Inc.†#	140,047	1,610,540
Astellas Pharma, Inc.	193,100	2,598,845
AstraZeneca PLC ADR#	261,800	7,660,268
BeiGene, Ltd. ADR†	33,127	1,290,959
Bristol-Myers Squibb Co.#	191,124	10,838,642
Chugai Pharmaceutical Co., Ltd.	83,300	2,776,790
Clovis Oncology, Inc.†#	11,800	682,158
Coherus Biosciences, Inc.†	38,958	919,409
Eisai Co., Ltd.#	25,200	1,413,371

Eli Lilly & Co.	102,451	8,483,967
Endo International PLC†	27,200	371,280
Intra-Cellular Therapies, Inc.†#	17,200	224,460
Ironwood Pharmaceuticals, Inc.†#	323,542	5,464,624
Mallinckrodt PLC†	146,244	7,666,110
Merck & Co., Inc.	194,900	12,838,063
Minerva Neurosciences, Inc.†	25,800	225,750
Pacira Pharmaceuticals, Inc.†#	20,571	898,953
Radius Health, Inc.†#	67,300	2,836,022
Roche Holding AG	12,496	3,044,528
Sanofi	47,221	4,068,607
Shire PLC ADR	63,708	11,512,036
TESARO, Inc.†#	128,464	24,198,764
TherapeuticsMD, Inc.†#	536,500	3,369,220
Zoetis, Inc.	49,200	2,622,852

		159,017,310

Medical-Generic Drugs - 1.4%

AveXis, Inc.†#	34,536	2,117,747
Mylan NV†	64,700	2,707,695
Teva Pharmaceutical Industries, Ltd. ADR	139,300	4,878,286

		9,703,728

Medical-HMO - 17.0%

Aetna, Inc.	113,604	14,627,651
Anthem, Inc.#	83,000	13,680,060
Centene Corp.†#	186,380	13,139,790
Cigna Corp.	146,300	21,784,070
Humana, Inc.	94,963	20,060,934
UnitedHealth Group, Inc.	219,200	36,251,296
WellCare Health Plans, Inc.†	20,450	2,887,540

		122,431,341

Medical-Hospitals - 3.7%

Acadia Healthcare Co., Inc.†#	108,080	4,833,338
Envision Healthcare Corp.†	56,448	3,951,360
HCA Holdings, Inc.†	138,416	12,075,412
Universal Health Services, Inc., Class B	46,407	5,828,719

		26,688,829

Medical-Wholesale Drug Distribution - 1.0%

AmerisourceBergen Corp.	11,500	1,052,365
McKesson Corp.	39,376	5,911,519

		6,963,884

Pharmacy Services - 0.0%

JAND, Inc. (dba Warby Parker)., Class A(1)(3)(4)†	33,706	315,825

Retail-Drug Store - 1.9%

CVS Health Corp.	9,998	805,639
Walgreens Boots Alliance, Inc.	151,055	13,048,131

		13,853,770

Therapeutics - 2.1%

Agios Pharmaceuticals, Inc.†#	29,900	1,448,356
Aquinox Pharmaceuticals, Inc.†#	91,651	1,583,729
Axovant Sciences, Ltd.†#	114,118	1,450,440
Dyax Corp. CVR(1)(3)(4)†	159,200	390,040
GW Pharmaceuticals PLC ADR†	20,700	2,582,946
Merus BV†	21,400	521,518
Neurocrine Biosciences, Inc.†#	109,235	4,823,818
Proteostasis Therapeutics, Inc.†	14,329	208,487
Sarepta Therapeutics, Inc.†#	17,800	553,758
Seres Therapeutics, Inc.†#	18,844	182,410
Xencor, Inc.†	61,672	1,532,549

		15,278,051

X-Ray Equipment - 1.0%

Hologic, Inc.†#	176,600	7,166,428

Total Common Stocks
(cost $589,326,470)		712,456,536

CONVERTIBLE PREFERRED SECURITIES - 0.5%
Medical Information Systems - 0.0%

Doximity, Inc. Series C(1)(3)(4)	64,785	286,997

Medical Products - 0.0%

Shockwave Medical, Inc. Series C(1)(3)(4)	196,966	198,932

Medical-Biomedical/Gene - 0.0%

Ovid Therapeutics, Inc. Series B(1)(3)(4)	31,882	122,108

Medical-Drugs - 0.4%

Allergan PLC 5.50%	2,970	2,547,607

Pharmacy Services - 0.1%

JAND, Inc. (dba Warby Parker)., Series D(1)(3)(4)	75,264	705,224

Total Convertible Preferred Securities
(cost $4,097,154)		3,860,868

CONVERTIBLE BONDS & NOTES - 0.2%
Medical-Drugs - 0.2%

Ironwood Pharmaceuticals, Inc. Senior Notes 2.25% due 06/15/2022
(cost $865,000)	$865,000	1,067,734

Total Long-Term Investment Securities
(cost $594,288,624)		717,385,138

SHORT-TERM INVESTMENT SECURITIES - 10.2%
Registered Investment Companies - 10.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46%(5)	500,000	500,000
State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(2)(5)	72,248,604	72,248,604
T. Rowe Price Government Reserve Fund 0.53%(5)	204,832	204,832

Total Short-Term Investment Securities
(cost $72,953,436)		72,953,436

TOTAL INVESTMENTS
(cost $667,242,060) (6)	109.9%	790,338,574
Liabilities in excess of other assets	(9.9)	(70,972,060)

NET ASSETS	100.0%	$719,366,514

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	At February 28, 2017, the Fund had loaned securities with a total value of $148,536,228. This was secured by collateral of $72,248,604, which was received in cash and subsequently invested in short-term investments currently valued at $72,248,604 as reported in the Portfolio of Investments. Additional collateral of $79,721,123 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$7,409,168
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	12,917,153
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	29,723,314
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	4,588,638
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2017 to 11/15/2046	25,082,850

(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2017, the Health Sciences Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Acerta Pharma B.V.
Class A	2/2/2016	854,366	$854,366	$834,092	$0.98	0.12%
Acerta Pharma B.V.
Class B	2/2/2016	9,771,120	249,853	628,576	0.06	0.09%
Dyax Corp. CVR	1/25/2016	159,200	176,712	390,040	2.45	0.05%
JAND, Inc. (dba Warby Parker).
Class A	4/23/2015	33,706	387,123	315,825	9.37	0.04%
Zeneca, Inc. CVR	7/19/2013	23,110	0	14,213	0.62	0.00%

Convertible Preferred Securities
Doximity, Inc.
Series C	4/10/2014	64,785	312,316	286,997	4.43	0.04%
JAND, Inc. (dba Warby Parker).
Series D	4/23/2015	75,264	864,430	705,224	9.37	0.10%
Ovid Therapeutics, Inc.
Series B	8/10/2015	31,882	198,625	122,108	3.83	0.02%
Shockwave Medical, Inc.
Series C	11/10/2016	196,966	198,936	198,932	1.01	0.03%

				$3,496,007		0.49%

(4)	Illiquid security. At February 28, 2017, the aggregate value of these securities was $3,496,007 representing 0.5% of net assets.
(5)	The rate shown is the 7-day yield as of February 28, 2017.
(6)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

CVR - Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	183,032,331	—	1,476,881	184,509,212
Pharmacy Services	—	—	315,825	315,825
Therapeutics	14,888,011	—	390,040	15,278,051
Other Industries	512,353,448	—	—	512,353,448
Convertible Preferred Securities:
Medical-Drugs	2,547,607	—	—	2,547,607
Other Industries	—	—	1,313,261	1,313,261
Convertible Bonds & Notes	—	1,067,734	—	1,067,734
Short-Term Investment Securities	72,953,436	—	—	72,953,436

Total Investments at Value	$785,774,833	$1,067,734	$3,496,007	$790,338,574

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Principal Amount(1)/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 0.8%
Diversified Financial Services - 0.8%

Chase Issuance Trust FRS Series 2016-A1, Class A 1.18% due 05/17/2021	$2,000,000	$2,010,117
Chase Issuance Trust Series 2016-A4, Class A4 1.49% due 07/15/2022	2,000,000	1,968,069
COMM Mtg. Trust Series 2015-CR24, Class A2 3.02% due 08/10/2048(2)	171,855	175,902
CSAIL Commercial Mortgage Trust Series 2015-C1, Class A2 2.97% due 04/15/2050(2)	102,600	104,836
GS Mtg. Securities Corp. II Series GC30, Class A2 2.73% due 05/10/2050(2)	192,375	195,518
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.77% due 06/17/2031*	283,082	283,082

Total Asset Backed Securities
(cost $4,766,436)		4,737,524

U.S. CORPORATE BONDS & NOTES - 14.4%
Agricultural Chemicals - 0.1%

Mosaic Co. Senior Notes 5.45% due 11/15/2033	240,000	250,206

Auto-Cars/Light Trucks - 0.6%

Ford Motor Credit Co. LLC FRS Senior Notes 1.86% due 08/12/2019	1,150,000	1,155,260
Toyota Motor Credit Corp. FRS Senior Notes 1.50% due 02/13/2020	2,000,000	1,964,854

		3,120,114

Banks-Commercial - 0.1%

BB&T Corp. FRS Senior Notes 1.74% due 01/15/2020	747,000	752,229

Banks-Super Regional - 0.8%

Wells Fargo & Co. FRS Senior Notes 3.58% due 03/31/2021	2,000,000	2,065,996
Wells Fargo Bank NA FRS Senior Notes 1.50% due 09/07/2017	2,500,000	2,504,937

		4,570,933

Diversified Banking Institutions - 7.8%

Bank of America Corp. FRS Senior Notes 2.79% due 11/19/2024	2,000,000	1,867,500
Bank of America Corp. FRS Senior Notes 3.79% due 02/18/2020	1,600,000	1,627,648
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	187,000	188,331
BNP Paribas US LLC FRS Company Guar. Notes 2.45% due 04/03/2017	674,000	674,000
Citigroup, Inc. FRS Senior Notes 2.22% due 08/02/2021	1,193,000	1,205,107
Citigroup, Inc. FRS Senior Notes 2.36% due 09/01/2023	2,569,000	2,640,737
Citigroup, Inc. FRS Senior Notes 2.86% due 03/27/2025	2,000,000	1,952,520
Citigroup, Inc. FRS Senior Notes 3.07% due 09/29/2024	2,000,000	1,967,340
Citigroup, Inc. FRS Senior Notes 4.57% due 03/30/2020	4,000,000	4,210,240
Goldman Sachs Group, Inc. FRS Senior Notes 2.20% due 04/23/2020	1,358,000	1,379,632
Goldman Sachs Group, Inc. FRS Senior Notes 2.21% due 11/15/2021	1,955,000	1,976,900
Goldman Sachs Group, Inc. FRS Senior Notes 2.79% due 10/28/2027	484,000	496,945
Goldman Sachs Group, Inc. FRS Senior Notes 3.47% due 08/30/2023	4,000,000	4,085,088
JPMorgan Chase & Co. FRS Senior Notes 2.27% due 10/24/2023	538,000	550,040
JPMorgan Chase & Co. FRS Senior Notes 3.32% due 12/20/2023	2,000,000	1,998,000
JPMorgan Chase & Co. FRS Senior Notes 4.07% due 02/25/2021	1,000,000	1,002,800
JPMorgan Chase & Co. FRS Senior Notes 4.15% due 04/28/2020	5,000,000	5,130,000
Morgan Stanley FRS Senior Notes 1.84% due 02/14/2020	1,511,000	1,516,591
Morgan Stanley FRS Senior Notes 3.24% due 08/24/2023	468,000	458,640
Morgan Stanley FRS Senior Notes 3.69% due 12/15/2019	1,813,000	1,860,591
Morgan Stanley FRS Senior Notes 3.69% due 01/24/2020	2,203,000	2,266,336
Morgan Stanley FRS Senior Notes 3.69% due 04/25/2023	3,870,000	3,986,100
Morgan Stanley FRS Senior Notes 3.69% due 06/09/2023	664,000	659,850

		43,700,936

Finance-Consumer Loans - 1.0%

SLM Corp. FRS Senior Notes 3.84% due 12/15/2020	2,017,000	1,859,069
SLM Corp. FRS Senior Notes 3.94% due 05/03/2019	3,745,000	3,740,506

		5,599,575

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 04/14/2011†	400,000	25,300
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†	578,000	37,281
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†	1,000,000	63,250

		125,831

Insurance-Life/Health - 0.5%

Pacific Life Global Funding FRS Senior Notes 4.20% due 06/02/2018*	300,000	299,700
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	307,000	334,037
Prudential Financial, Inc. FRS Senior Notes 4.82% due 05/23/2018	2,000,000	2,040,000

		2,673,737

Insurance-Multi-line - 0.9%

Monumental Global Funding III FRS Senior Sec. Notes 3.87% due 05/22/2018*	5,000,000	5,177,290

Investment Management/Advisor Services - 0.4%

Morgan Stanley & Co. LLC FRS Senior Notes 3.69% due 02/11/2020	2,000,000	2,050,000

Metal-Diversified - 0.1%

Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	678,000	684,217

Oil Companies-Exploration & Production - 0.5%

Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	2,203,000	2,369,137
Hess Corp. Senior Notes 4.30% due 04/01/2027	341,000	341,099

		2,710,236

Pipelines - 0.6%

EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	1,531,000	1,605,094
MPLX LP Senior Notes 4.13% due 03/01/2027	390,000	392,458
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	1,380,000	1,339,613

		3,337,165

Real Estate Investment Trusts - 0.1%

Columbia Property Trust Operating Partnership LP Company Guar. Notes 3.65% due 08/15/2026	221,000	214,011

Special Purpose Entity - 0.7%

Hartford Life Institutional Funding FRS Senior Sec. Notes 4.37% due 05/08/2018*(3)	3,985,000	4,012,935

Telephone-Integrated - 0.2%

Verizon Communications, Inc. FRS Senior Notes 1.35% due 06/09/2017	1,285,000	1,286,144

Total U.S. Corporate Bonds & Notes
(cost $79,142,548)		80,265,559

FOREIGN CORPORATE BONDS & NOTES - 6.6%
Banks-Commercial - 0.9%

ANZ New Zealand Int’l, Ltd. FRS Company Guar. Notes 2.05% due 07/28/2021*	1,550,000	1,563,028
Banco Santander Chile FRS Senior Notes 1.91% due 04/11/2017*	950,000	950,000
Barclays Bank PLC FRS Senior Notes 3.11% due 03/10/2017	2,466,000	2,463,534
Westpac Banking Corp. VRS Sub. Notes 4.32% due 11/23/2031	256,000	258,458

		5,235,020

Diversified Banking Institutions - 3.8%

Barclays PLC FRS Senior Notes 3.14% due 08/10/2021	553,000	577,869
BNP Paribas SA FRS Senior Notes 3.21% due 12/21/2020	431,000	434,771
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*	535,000	529,356
Credit Suisse Group Funding Guernsey, Ltd. FRS Company Guar. Notes 3.31% due 04/16/2021#	2,299,000	2,410,731
HSBC Holdings PLC FRS Senior Notes 2.50% due 01/05/2022	1,400,000	1,443,554

HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	850,000	860,424
Royal Bank of Scotland PLC FRS Company Guar. Notes 3.44% due 03/31/2018	2,000,000	2,016,620
Royal Bank of Scotland PLC VRS Sub. Notes 9.50% due 03/16/2022	3,650,000	3,661,264
Societe Generale SA FRS Company Guar. Notes 3.60% due 05/03/2023(3)(4)	10,000,000	9,170,000

		21,104,589

Diversified Minerals - 0.1%

Glencore Finance Canada, Ltd. Company Guar. Notes 2.70% due 10/25/2017*	703,000	707,309

Gold Mining - 0.9%

Goldcorp, Inc. Senior Notes 2.13% due 03/15/2018	2,620,000	2,630,129
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	702,000	721,109
Newcrest Finance Pty, Ltd. Company Guar. Notes 5.75% due 11/15/2041*	1,343,000	1,408,500

		4,759,738

Medical-Generic Drugs - 0.1%

Actavis Funding SCS FRS Company Guar. Notes 2.03% due 03/12/2018	439,000	441,857

Metal-Aluminum - 0.1%

Alcoa Nederland Holding BV Company Guar. Notes 6.75% due 09/30/2024*	536,000	582,900

Metal-Iron - 0.2%

Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	1,068,000	1,178,805

Oil Companies-Integrated - 0.3%

BP Capital Markets PLC FRS Company Guar. Notes 1.84% due 09/16/2021#	1,403,000	1,419,936

Telephone-Integrated - 0.2%

Telefonica Emisiones SAU FRS Company Guar. Notes 1.65% due 06/23/2017	1,200,000	1,201,787

Total Foreign Corporate Bonds & Notes
(cost $37,145,164)		36,631,941

U.S. GOVERNMENT AGENCIES - 2.0%
Federal Home Loan Mtg. Corp. - 1.3%

Federal Home Loan Mtg. Corp. REMIC
Series 4012, Class NF 1.22% due 12/15/2038 FRS(5)	848,015	856,424
Series 3925, Class FL 1.22% due 01/15/2041 FRS(5)	922,691	921,072
Series 4001, Class FM 1.27% due 02/15/2042 FRS(5)	502,892	504,680
Series 3355, Class BF 1.47% due 08/15/2037 FRS(5)	560,899	567,560
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Series 2014-DN2, Class M2 2.43% due 04/25/2024 FRS(5)	2,069,008	2,088,794
Series 2014-DN1, Class M2 2.98% due 02/25/2024 FRS(5)	1,685,000	1,729,963
Series 2015-HQ1, Class M2 2.98% due 03/25/2025 FRS(5)	742,295	749,428

		7,417,921

Federal National Mtg. Assoc. - 0.6%

Fannie Mae Connecticut Avenue Securities
Series 2014-C01, Class M1 2.38% due 01/25/2024 FRS(5)	9,719	9,804
Series 2013-C01, Class M1 2.78% due 10/25/2023 FRS(5)	170,607	172,173
Federal National Mtg. Assoc. REMIC Series 2012-93, Class BF 1.18% due 09/25/2042 FRS(5)	1,207,460	1,201,541
Series 2011-103, Class FD 1.23% due 05/25/2040 FRS(5)	1,904,301	1,912,166

		3,295,684

Government National Mtg. Assoc. - 0.1%

Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 1.32% due 02/16/2040(5)	498,171	501,658

Total U.S. Government Agencies
(cost $11,138,361)		11,215,263

U.S. GOVERNMENT TREASURIES - 53.9%
United States Treasury Bonds TIPS(6) - 16.9%

0.75% due 02/15/2042	1,923,228	1,871,518
0.75% due 02/15/2045	8,041,319	7,790,840
1.00% due 02/15/2046	7,040,399	7,276,168
1.38% due 02/15/2044	4,438,874	4,974,100
2.00% due 01/15/2026	4,269,599	4,882,363
2.13% due 02/15/2040	2,680,824	3,417,573
2.13% due 02/15/2041	4,597,258	5,894,775
2.38% due 01/15/2025	3,842,430	4,466,272
2.50% due 01/15/2029	9,558,250	11,798,207
3.63% due 04/15/2028	13,434,300	18,016,471
3.88% due 04/15/2029	17,256,168	24,114,045

		94,502,332

United States Treasury Notes TIPS(6) - 37.0%

0.13% due 04/15/2018	13,107,471	13,298,355
0.13% due 04/15/2019	17,186,071	17,523,331
0.13% due 04/15/2020	4,470,199	4,554,521
0.13% due 04/15/2021	28,751,679	29,152,621

0.13% due 01/15/2022	5,450,786	5,514,604
0.13% due 07/15/2022	15,222,970	15,420,747
0.13% due 01/15/2023	27,769,240	27,898,395
0.13% due 07/15/2024	18,734,172	18,688,235
0.13% due 07/15/2026	6,427,309	6,317,775
0.25% due 01/15/2025	7,339,104	7,322,327
0.38% due 07/15/2023	7,780,725	7,949,901
0.38% due 07/15/2025	7,082,306	7,147,073
0.63% due 07/15/2021	2,999,332	3,125,010
0.63% due 01/15/2024	7,760,325	7,999,972
0.63% due 01/15/2026	5,750,651	5,895,867
1.13% due 01/15/2021	9,381,110	9,917,672
1.25% due 07/15/2020	3,321,120	3,532,253
1.38% due 07/15/2018	6,605,581	6,867,175
1.38% due 01/15/2020	6,698,760	7,093,705
1.88% due 07/15/2019	1,696,080	1,813,674

		207,033,213

Total U.S. Government Treasuries
(cost $288,619,252)		301,535,545

FOREIGN GOVERNMENT OBLIGATIONS - 15.2%
Sovereign - 15.2%

Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2019	BRL 7,000,000	2,295,692
Commonwealth of Australia Senior Notes 1.00% due 11/21/2018(6)	AUD 10,608,000	8,187,513
Commonwealth of Australia Senior Notes 2.50% due 09/20/2030(6)	AUD 3,163,875	2,910,786
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025(6)	AUD 15,805,300	14,397,368
Government of Canada Bonds 4.25% due 12/01/2021(6)	CAD 6,955,380	6,407,779
Government of France Bonds 0.10% due 07/25/2021(6)	EUR 6,078,431	6,887,288
Government of France Bonds 0.10% due 03/01/2025(6)	EUR 3,023,310	3,436,896
Government of France Bonds 2.10% due 07/25/2023(6)	EUR 3,316,860	4,258,119
Government of New Zealand Senior Notes 2.00% due 09/20/2025(6)	NZD 15,591,000	11,306,589
Republic of Italy Senior Notes 0.10% due 05/15/2022*(6)	EUR 2,037,220	2,128,705
Republic of Italy Senior Notes 1.25% due 09/15/2032*(6)	EUR 2,018,700	2,148,088
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 11/22/2019(6)	GBP 6,414,000	8,672,926
United Kingdom Inflation Linked Gilt Treasury Senior Notes 0.13% due 03/22/2029(6)	GBP 3,947,943	6,187,633
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 03/22/2044(6)	GBP 1,804,828	3,559,661
United Mexican States Bonds 2.50% due 12/10/2020(6)	MXN 39,524,115	1,946,885

Total Foreign Government Obligations
(cost $86,377,617)		84,731,928

PREFERRED SECURITIES - 1.5%
Banks-Money Center - 0.0%

Santander Finance Preferred SAU FRS 4.00%	8,500	204,425

Banks-Super Regional - 0.2%

Wells Fargo & Co. FRS 5.85%	47,800	1,285,342

Electric-Integrated - 0.0%

Alabama Power Co. 6.50%	870	23,403

Finance-Consumer Loans - 0.6%

Navient Corp. FRS 3.69%	94,712	2,369,694
Navient Corp. FRS 3.74%	42,207	1,060,240

		3,429,934

Insurance-Life/Health - 0.7%

Prudential Financial, Inc. FRS 4.09%	139,445	3,678,559

Total Preferred Securities
(cost $8,283,866)		8,621,663

PREFERRED SECURITIES/CAPITAL SECURITIES - 3.6%
Banks-Commercial - 0.3%

Corestates Capital II FRS 1.67% due 01/15/2027*	512,000	464,640
Standard Chartered PLC FRS 2.55% due 01/30/2027*(7)	1,300,000	1,046,500
Standard Chartered PLC VRS 7.50% due 04/02/2022*#(7)	400,000	411,760

		1,922,900

Banks-Fiduciary - 0.3%

State Street Corp. FRS 1.96% due 06/01/2077	1,654,000	1,480,330

Banks-Super Regional - 0.6%

PNC Financial Services Group, Inc. FRS 5.00% due 11/01/2026(7)	1,302,000	1,306,882

SunTrust Capital III FRS 1.61% due 03/15/2028	908,000	779,064
Wachovia Capital Trust II FRS 1.52% due 01/15/2027	837,000	751,208
Wells Fargo Capital II FRS 1.54% due 01/30/2027	554,000	498,600

		3,335,754

Diversified Banking Institutions - 0.7%

BAC Capital Trust XIV FRS Series G 4.00% due 03/20/2017(7)	2,549,000	1,978,279
BankBoston Capital Trust IV FRS 1.55% due 06/08/2028	546,000	480,480
BNP Paribas SA VRS 6.75% due 03/14/2022*#(7)	555,000	557,775
BNP Paribas SA FRS 7.44% due 10/23/2017(7)	GBP 200,000	252,487
Goldman Sachs Capital III FRS 4.00% due 04/03/2017(7)	92,000	75,900
Royal Bank of Scotland Group PLC VRS 8.63% due 08/15/2021(7)	366,000	386,679

		3,731,600

Electric-Integrated - 0.3%

Dominion Resources, Inc. FRS 3.30% due 09/30/2066	1,200,000	979,080
WEC Energy Group, Inc. FRS 6.25% due 05/15/2067	663,000	604,159

		1,583,239

Insurance-Life/Health - 0.1%

Prudential Financial, Inc. FRS 8.88% due 06/15/2068	712,000	769,405

Insurance-Multi-line - 0.8%

Genworth Holdings, Inc. FRS 3.04% due 11/15/2066	800,000	370,152
XLIT, Ltd. FRS Series E 6.50% due 04/15/2017(7)	5,245,000	4,418,912

		4,789,064

Insurance-Property/Casualty - 0.1%

Chubb Corp. FRS 6.38% due 03/29/2067	642,000	622,740

Multimedia - 0.1%

Viacom, Inc. FRS 6.25% due 02/28/2057	359,000	363,140

Oil Companies-Integrated - 0.2%

TOTAL SA VRS 3.88% due 05/18/2022(7)	EUR 1,000,000	1,127,943

Pipelines - 0.1%

DCP Midstream Operating LP FRS 5.85% due 05/21/2043*	533,000	498,355

Total Preferred Securities/Capital Securities
(cost $21,424,115)		20,224,470

Total Long-Term Investment Securities
(cost $536,897,359)		547,963,893

SHORT-TERM INVESTMENT SECURITIES - 2.4%
Registered Investment Companies - 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(8)(9)	1,253,213	1,253,213

Time Deposits - 2.2%

Euro Time Deposit with State Street Bank and Trust Co. 0.07% due 03/01/2017	$12,111,000	12,111,000

Total Short-Term Investment Securities
(cost $13,364,213)		13,364,213

TOTAL INVESTMENTS
(cost $550,261,572) (10)	100.4%	561,328,106
Liabilities in excess of other assets	(0.4)	(2,442,573)

NET ASSETS	100.0%	$558,885,533

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2017, the aggregate value of these securities was $24,509,286 representing 4.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Denominated in United States Dollars unless otherwise indicated.
(2)	Commercial Mortgage Backed Security
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(4)	Illiquid security. At February 28, 2017, the aggregate value of these securities was $9,170,000 representing 1.6% of net assets.
(5)	Collateralized Mortgage Obligation
(6)	Principal amount of security is adjusted for inflation.
(7)	Perpetual maturity - maturity date reflects the next call date.
(8)	At February 28, 2017, the Fund had loaned securities with a total value of $1,231,238. This was secured by collateral of $1,253,213, which was received in cash and subsequently invested in short-term investments currently valued at $1,253,213 as reported in the Portfolio of Investments.
(9)	The rate shown is the 7-day yield as of February 28, 2017.
(10)	See Note 4 for cost of investments on a tax basis.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

EUR - Euro Dollar

GBP - British Pound

MXN - Mexican Peso

NXD - New Zealand Dollar

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 28, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$4,737,524	$—	$4,737,524
U.S. Corporate Bonds & Notes:
Special Purpose Entity	—	—	4,012,935	4,012,935
Other Industries	—	76,252,624	—	76,252,624
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	11,934,589	9,170,000	21,104,589
Other Industries	—	15,527,352	—	15,527,352
U.S. Government Agencies	—	11,215,263	—	11,215,263
U.S. Government Treasuries	—	301,535,545	—	301,535,545
Foreign Government Obligations	—	84,731,928	—	84,731,928
Preferred Securities	8,621,663	—	—	8,621,663
Preferred Securities/Capital Securities	—	20,224,470	—	20,224,470
Short-Term Investment Securities:
Registered Investment Companies	1,253,213	—	—	1,253,213
Time Deposits	—	12,111,000	—	12,111,000

Total Investments at Value	$9,874,876	$538,270,295	$13,182,935	$561,328,106

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 05/31/2016	$4,012,935	$9,901,001
Accrued discounts	—	855
Accrued premiums	(38,958)	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation (1)	—	—
Change in unrealized depreciation (1)	38,958	(297,085)
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	(434,771)

Balance as of 02/28/2017	$4,012,935	$9,170,000

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 28, 2017 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$38,958	$(315,000)

The Fund’s securities classified as Level 3, with a fair value of $13,182,935 at February 28, 2017, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 88.7%
Australia - 6.7%

AGL Energy, Ltd.	49,063	$907,312
Alumina, Ltd.#	190,950	270,110
Amcor, Ltd.	85,249	918,314
AMP, Ltd.	213,627	799,285
APA Group	81,721	530,065
Aristocrat Leisure, Ltd.	39,434	501,885
ASX, Ltd.	14,437	567,057
Aurizon Holdings, Ltd.	156,597	614,722
AusNet Services	127,127	157,899
Australia & New Zealand Banking Group, Ltd.	209,218	4,956,590
Bank of Queensland, Ltd.	26,932	244,688
Bendigo & Adelaide Bank, Ltd.#	32,506	304,551
BGP Holdings PLC†(1)(2)	835,027	12,017
BHP Billiton, Ltd.	231,728	4,441,647
Boral, Ltd.	53,899	242,161
Brambles, Ltd.	113,331	808,954
Caltex Australia, Ltd.	19,764	426,407
Challenger, Ltd.	41,808	366,700
CIMIC Group, Ltd.	7,720	223,380
Coca-Cola Amatil, Ltd.	43,022	338,096
Cochlear, Ltd.	4,286	428,997
Commonwealth Bank of Australia	122,982	7,761,978
Computershare, Ltd.	35,532	368,045
Crown Resorts, Ltd.	27,240	264,403
CSL, Ltd.	33,312	3,010,181
Dexus Property Group	69,852	505,564
Domino’s Pizza Enterprises, Ltd.#	4,401	187,946
DUET Group	164,776	347,418
Flight Centre Travel Group, Ltd.#	4,252	94,019
Fortescue Metals Group, Ltd.	112,527	572,000
Goodman Group	129,475	749,477
GPT Group	126,414	477,824
Harvey Norman Holdings, Ltd.#	39,992	157,909
Healthscope, Ltd.	117,907	203,398
Incitec Pivot, Ltd.	124,828	351,240
Insurance Australia Group, Ltd.	175,748	808,476
LendLease Group	41,349	482,826
Macquarie Group, Ltd.	21,782	1,447,078
Medibank Private, Ltd.	203,106	439,134
Mirvac Group	277,641	457,665
National Australia Bank, Ltd.	190,363	4,668,983
Newcrest Mining, Ltd.	56,344	956,425
Orica, Ltd.	28,055	393,414
Origin Energy, Ltd.	126,799	637,742
Platinum Asset Management, Ltd.#	16,669	66,457
Qantas Airways, Ltd.	38,354	110,273
QBE Insurance Group, Ltd.	99,763	941,571
Ramsay Health Care, Ltd.	10,005	535,271
REA Group, Ltd.#	4,018	174,146
Rio Tinto, Ltd.#	30,955	1,471,221
Santos, Ltd.	120,586	351,322
Scentre Group	382,857	1,279,819
SEEK, Ltd.	25,025	301,039
Sonic Healthcare, Ltd.	28,645	472,625
South32, Ltd.	395,132	754,340
Stockland	174,483	631,423
Suncorp Group, Ltd.	92,201	938,063
Sydney Airport	81,981	380,900
Tabcorp Holdings, Ltd.	56,582	184,805
Tatts Group, Ltd.	104,931	326,629
Telstra Corp., Ltd.	314,700	1,162,972
TPG Telecom, Ltd.#	24,550	117,452
Transurban Group	146,254	1,236,826
Treasury Wine Estates, Ltd.	53,173	485,544
Vicinity Centres	245,081	543,041
Vocus Group, Ltd.#	32,444	108,952
Wesfarmers, Ltd.	82,067	2,687,975
Westfield Corp.	142,078	958,595
Westpac Banking Corp.	240,434	6,212,284
Woodside Petroleum, Ltd.	53,379	1,282,611
Woolworths, Ltd.#	92,017	1,817,354

		68,937,492

Austria - 0.2%

ANDRITZ AG	5,493	286,949
Erste Group Bank AG	20,919	608,557
OMV AG	10,837	413,994
Raiffeisen Bank International AG†	8,789	195,160
voestalpine AG	8,359	351,786

		1,856,446

Belgium - 1.1%

Ageas	14,448	548,574
Anheuser-Busch InBev SA/NV	57,982	6,342,245
Colruyt SA	4,820	226,056
Groupe Bruxelles Lambert SA	6,092	516,373
KBC Group NV	18,109	1,107,723
Proximus SADP	11,407	335,407
Solvay SA	5,376	626,202
Telenet Group Holding NV†	3,967	224,169
UCB SA	9,393	668,803
Umicore SA	6,946	365,832

		10,961,384

Bermuda - 0.3%

Cheung Kong Infrastructure Holdings, Ltd.	48,000	395,419
First Pacific Co., Ltd.	174,000	127,762
Hongkong Land Holdings, Ltd.	84,700	578,501
Jardine Matheson Holdings, Ltd.	17,686	1,099,715
Kerry Properties, Ltd.	47,500	145,629
Li & Fung, Ltd.#	430,000	191,655
Noble Group, Ltd.†#	321,000	52,683
NWS Holdings, Ltd.	110,000	200,363
Shangri-La Asia, Ltd.	76,000	96,727
Yue Yuen Industrial Holdings, Ltd.	53,000	197,310

		3,085,764

Cayman Islands - 0.5%

ASM Pacific Technology, Ltd.	17,800	221,385
Cheung Kong Property Holdings, Ltd.	193,808	1,318,201
CK Hutchison Holdings, Ltd.	194,308	2,400,409
Melco Crown Entertainment, Ltd. ADR	13,823	226,283
MGM China Holdings, Ltd.	70,800	128,961
Sands China, Ltd.	179,200	747,927
WH Group, Ltd.*	433,000	338,573
Wynn Macau, Ltd.	116,000	206,809

		5,588,548

Denmark - 1.4%

AP Moller-Maersk A/S, Series A	285	441,908
AP Moller-Maersk A/S, Series B	459	748,336
Carlsberg A/S, Class B	7,703	676,785
Chr. Hansen Holding A/S	7,160	427,344
Coloplast A/S, Class B#	8,348	588,548
Danske Bank A/S	51,804	1,729,052
DSV A/S	13,565	667,728
Genmab A/S†	4,084	809,018
ISS A/S	11,979	466,742
Novo Nordisk A/S, Class B	133,921	4,756,139
Novozymes A/S, Class B	16,996	653,744
Pandora A/S	8,384	955,870
TDC A/S†	60,006	322,912
Tryg A/S#	8,062	149,938
Vestas Wind Systems A/S	16,149	1,197,910
William Demant Holding A/S†	8,477	173,603

		14,765,577

Finland - 0.9%

Elisa Oyj	10,844	361,531
Fortum Oyj	33,112	508,292
Kone Oyj, Class B	24,711	1,106,317
Metso Oyj	8,420	248,783
Neste Oyj	9,469	329,834
Nokia OYJ	416,327	2,133,832
Nokian Renkaat Oyj	8,481	333,604
Orion Oyj, Class B	7,488	369,192
Sampo Oyj, Class A	32,364	1,474,658
Stora Enso Oyj, Class R	41,426	445,011
UPM-Kymmene Oyj	38,442	913,472
Wartsila Oyj Abp	11,069	569,087

		8,793,613

France - 8.1%

Accor SA	12,767	503,819
Aeroports de Paris	2,225	252,217
Air Liquide SA	24,868	2,684,570
Alstom SA†	11,101	301,360
Arkema SA	4,801	465,385
Atos SE	6,342	749,136
AXA SA	140,026	3,303,609
BNP Paribas SA	76,388	4,461,418
Bollore SA	63,544	246,318
Bouygues SA	14,779	569,440
Bureau Veritas SA	19,322	368,660
Capgemini SA	11,874	1,015,024
Carrefour SA	40,426	965,327
Casino Guichard Perrachon SA	4,228	223,576
Christian Dior SE	4,055	858,743
Cie de Saint-Gobain	34,332	1,645,074
Cie Generale des Etablissements Michelin	13,129	1,475,034
CNP Assurances	12,917	239,269
Credit Agricole SA	74,747	902,335
Danone SA	42,545	2,819,714
Dassault Systemes SE	9,257	747,577
Edenred#	15,366	347,714
Eiffage SA	4,132	295,127
Electricite de France SA#	18,074	177,115
Engie SA	107,131	1,309,727
Essilor International SA	14,782	1,693,634
Eurazeo SA	3,162	195,295
Eutelsat Communications SA	11,405	224,190
Fonciere Des Regions	2,134	175,684
Gecina SA#	2,939	373,940
Groupe Eurotunnel SE	35,257	328,691
Hermes International#	1,940	846,551
ICADE	2,785	198,564
Iliad SA	1,978	409,564
Imerys SA	2,576	208,005
Ingenico Group SA	4,011	359,827
JCDecaux SA	5,007	159,928
Kering	5,578	1,357,669
Klepierre	16,000	594,366
L’Oreal SA	18,378	3,417,896
Lagardere SCA	9,203	231,457
Legrand SA	19,478	1,098,194
LVMH Moet Hennessy Louis Vuitton SE	20,116	4,037,346
Natixis SA	69,282	378,070
Orange SA	143,086	2,162,363
Pernod Ricard SA	15,358	1,755,561
Peugeot SA†	34,949	664,968
Publicis Groupe SA	13,697	923,309
Remy Cointreau SA	1,805	160,339
Renault SA	13,841	1,227,452
Rexel SA	21,905	354,242
Safran SA	22,733	1,617,436
Sanofi	84,715	7,299,126
Schneider Electric SE	40,217	2,722,089
SCOR SE	11,452	413,588
SFR Group SA†	7,226	210,519
Societe BIC SA	2,163	267,530
Societe Generale SA	55,215	2,451,515
Sodexo SA	6,844	750,792
Suez	23,377	350,557
Thales SA	7,521	741,000
TOTAL SA	159,229	7,936,729
Unibail-Rodamco SE	7,115	1,623,228
Valeo SA	17,029	1,046,530
Veolia Environnement SA	33,059	541,101
Vinci SA	36,063	2,598,330
Vivendi SA	84,641	1,493,431
Wendel SA	2,087	230,935
Zodiac Aerospace	14,158	415,847

		83,174,676

Germany - 8.1%

adidas AG	13,553	2,274,314
Allianz SE	32,938	5,729,677
Axel Springer SE#	2,981	155,882
BASF SE	66,164	6,161,272
Bayer AG	59,617	6,555,823
Bayerische Motoren Werke AG	24,154	2,158,922
Bayerische Motoren Werke AG (Preference Shares)	4,029	300,447
Beiersdorf AG	7,573	690,926
Brenntag AG	11,283	646,907

Commerzbank AG#	78,330	597,559
Continental AG	8,013	1,625,637
Covestro AG*	5,079	382,406
Daimler AG	69,400	5,046,572
Deutsche Bank AG†	100,483	1,980,000
Deutsche Lufthansa AG#	17,771	260,372
Deutsche Post AG	70,083	2,403,711
Deutsche Telekom AG#	232,341	4,014,575
Deutsche Wohnen AG (BR)	24,604	845,173
E.ON SE	144,258	1,119,609
Evonik Industries AG	10,171	326,595
Fraport AG Frankfurt Airport Services Worldwide	2,805	175,652
Fresenius Medical Care AG & Co. KGaA	15,775	1,312,730
Fresenius SE & Co. KGaA	29,454	2,340,890
FUCHS PETROLUB SE (Preference Shares)	5,467	253,157
GEA Group AG#	13,446	523,350
Hannover Rueck SE	4,528	511,356
HeidelbergCement AG	10,133	946,925
Henkel AG & Co. KGaA	7,681	827,965
Henkel AG & Co. KGaA (Preference Shares)	12,834	1,603,008
Hochtief AG	1,479	225,627
HUGO BOSS AG#	4,917	338,485
Infineon Technologies AG	81,564	1,451,669
K+S AG	13,013	304,256
LANXESS AG	6,924	470,192
Linde AG	13,446	2,184,422
MAN SE#	2,637	270,675
Merck KGaA	9,468	1,034,635
METRO AG#	12,200	378,241
Muenchener Rueckversicherungs-Gesellschaft AG	12,047	2,276,845
OSRAM Licht AG	6,785	403,248
Porsche Automobil Holding SE (Preference Shares)	11,028	609,271
ProSiebenSat.1 Media SE	16,121	646,510
RWE AG†#	36,338	517,970
SAP SE#	70,832	6,599,714
Schaeffler AG (Preference Shares)#	12,060	190,112
Siemens AG	55,196	7,180,683
Symrise AG#	9,086	565,125
Telefonica Deutschland Holding AG	53,675	235,641
thyssenkrupp AG	27,043	675,981
TUI AG	36,188	511,006
United Internet AG#	8,833	363,826
Volkswagen AG	2,337	353,547
Volkswagen AG (Preference Shares)	13,530	2,002,414
Vonovia SE	34,131	1,189,249
Zalando SE†#*	6,287	251,432

		83,002,188

Hong Kong - 2.2%

AIA Group, Ltd.	868,200	5,485,735
Bank of East Asia, Ltd.	86,600	358,096
BOC Hong Kong Holdings, Ltd.	268,500	1,061,839
Cathay Pacific Airways, Ltd.#	87,000	127,762
CLP Holdings, Ltd.	119,500	1,215,335
Galaxy Entertainment Group, Ltd.	172,000	824,228
Hang Lung Properties, Ltd.	165,000	416,597
Hang Seng Bank, Ltd.	56,900	1,166,894
Henderson Land Development Co., Ltd.	77,800	451,993
HK Electric Investments & HK Electric Investments, Ltd.#*	180,769	158,347
HKT Trust & HKT, Ltd.	197,000	262,907
Hong Kong & China Gas Co., Ltd.	565,640	1,088,596
Hong Kong Exchanges & Clearing, Ltd.	82,100	2,037,984
Hysan Development Co., Ltd.	45,000	209,844
Link REIT	164,500	1,134,753
MTR Corp., Ltd.	105,500	557,881
New World Development Co., Ltd.	384,000	502,575
PCCW, Ltd.	299,000	182,183
Power Assets Holdings, Ltd.	101,500	910,674
Sino Land Co., Ltd.	218,000	379,673
SJM Holdings, Ltd.	143,000	117,341
Sun Hung Kai Properties, Ltd.	103,000	1,505,945
Swire Pacific, Ltd., Class A	39,000	400,907
Swire Properties, Ltd.	85,800	258,077
Techtronic Industries Co., Ltd.	101,000	361,695
Wharf Holdings, Ltd.	99,000	784,945
Wheelock & Co., Ltd.	58,000	376,934

		22,339,740

Ireland - 0.5%

Bank of Ireland†	2,049,320	486,315
CRH PLC	60,209	2,032,521
DCC PLC	6,388	544,158
James Hardie Industries PLC CDI	32,025	478,794
Kerry Group PLC, Class A	11,419	877,053
Paddy Power Betfair PLC	5,722	626,799

		5,045,640

Isle of Man - 0.0%

Genting Singapore PLC	453,000	320,016

Israel - 0.5%

Azrieli Group, Ltd.	2,676	133,102
Bank Hapoalim BM	78,748	485,551
Bank Leumi Le-Israel BM†	98,742	432,827
Bezeq The Israeli Telecommunication Corp., Ltd.	142,321	254,075
Check Point Software Technologies, Ltd.†#	9,395	929,260
Israel Chemicals, Ltd.	33,162	141,173
Mizrahi Tefahot Bank, Ltd.	10,252	171,195
NICE, Ltd.	4,362	302,980
Taro Pharmaceutical Industries, Ltd.†#	1,085	130,102
Teva Pharmaceutical Industries, Ltd.	66,544	2,343,021

		5,323,286

Italy - 1.4%

Assicurazioni Generali SpA	84,807	1,214,697
Atlantia SpA	29,759	696,739

Enel SpA	549,725	2,359,797
Eni SpA	183,741	2,826,392
Intesa Sanpaolo SpA	924,519	2,154,757
Intesa Sanpaolo SpA RSP	70,212	156,203
Italgas SpA†	35,143	139,763
Leonardo SpA†	29,455	404,724
Luxottica Group SpA	12,547	661,424
Mediobanca SpA	44,634	357,713
Poste Italiane SpA*	37,674	241,866
Prysmian SpA	14,101	358,676
Saipem SpA†#	437,912	199,998
Snam SpA	175,715	699,933
Telecom Italia SpA†	731,106	592,905
Telecom Italia SpA RSP	455,743	303,690
Terna Rete Elettrica Nazionale SpA	113,122	523,947
UniCredit SpA#	36,618	490,733
Unione di Banche Italiane SpA#	64,055	200,186
UnipolSai SpA#	67,558	143,142

		14,727,285

Japan - 21.5%

ABC-Mart, Inc.	2,400	144,626
Acom Co., Ltd.†#	29,800	124,670
Aeon Co., Ltd.#	47,100	702,234
AEON Financial Service Co., Ltd.#	8,300	160,614
Aeon Mall Co., Ltd.#	8,400	128,978
Air Water, Inc.	11,600	220,239
Aisin Seiki Co., Ltd.	14,200	705,292
Ajinomoto Co., Inc.	41,500	840,011
Alfresa Holdings Corp.	13,000	233,976
Alps Electric Co., Ltd.#	12,602	375,216
Amada Holdings Co., Ltd.	25,100	283,742
ANA Holdings, Inc.	87,000	260,044
Aozora Bank, Ltd.	85,000	318,528
Asahi Glass Co., Ltd.	68,000	555,646
Asahi Group Holdings, Ltd.	28,600	1,010,400
Asahi Kasei Corp.	92,000	896,293
Asics Corp.#	11,900	209,835
Astellas Pharma, Inc.	152,200	2,048,390
Bandai Namco Holdings, Inc.	14,300	411,772
Bank of Kyoto, Ltd.	25,000	203,614
Benesse Holdings, Inc.#	4,800	147,617
Bridgestone Corp.	47,200	1,882,622
Brother Industries, Ltd.	17,400	327,881
Calbee, Inc.#	5,300	179,741
Canon, Inc.	77,200	2,254,601
Casio Computer Co., Ltd.#	15,500	209,297
Central Japan Railway Co.	10,300	1,685,113
Chiba Bank, Ltd.	54,000	377,320
Chubu Electric Power Co., Inc.	48,000	632,338
Chugai Pharmaceutical Co., Ltd.	16,500	550,024
Chugoku Bank, Ltd.	12,400	197,791
Chugoku Electric Power Co., Inc.	20,000	220,393
Concordia Financial Group, Ltd.	85,000	452,294
Credit Saison Co., Ltd.	10,900	206,755
CYBERDYNE, Inc.†#	7,221	113,124
Dai Nippon Printing Co., Ltd.	41,000	445,966
Dai-ichi Life Holdings, Inc.	79,400	1,493,013
Daicel Corp.	19,300	234,153
Daiichi Sankyo Co., Ltd.	43,300	986,868
Daikin Industries, Ltd.	17,300	1,642,303
Daito Trust Construction Co., Ltd.	5,200	727,616
Daiwa House Industry Co., Ltd.	40,600	1,114,517
Daiwa Securities Group, Inc.	122,000	773,515
Denso Corp.	35,100	1,559,653
Dentsu, Inc.	15,400	852,624
Don Quijote Holdings Co., Ltd.#	8,700	308,211
East Japan Railway Co.	24,200	2,187,467
Eisai Co., Ltd.	18,500	1,037,594
Electric Power Development Co., Ltd.	10,400	244,297
FamilyMart UNY Holdings Co., Ltd.#	4,300	262,566
FANUC Corp.	14,200	2,796,520
Fast Retailing Co., Ltd.#	3,900	1,232,017
Fuji Electric Co., Ltd.	41,000	226,632
Fuji Heavy Industries, Ltd.	42,700	1,598,993
FUJIFILM Holdings Corp.	31,500	1,217,437
Fujitsu, Ltd.	135,000	784,321
Fukuoka Financial Group, Inc.	56,000	261,195
GungHo Online Entertainment, Inc.	30,200	69,892
Hachijuni Bank, Ltd.	29,900	188,963
Hakuhodo DY Holdings, Inc.	17,300	212,660
Hamamatsu Photonics KK	10,200	300,521
Hankyu Hanshin Holdings, Inc.	16,800	562,268
Hikari Tsushin, Inc.	1,500	146,869
Hino Motors, Ltd.	18,600	216,058
Hirose Electric Co., Ltd.	2,300	308,728
Hiroshima Bank, Ltd.	36,000	170,154
Hisamitsu Pharmaceutical Co., Inc.#	4,100	220,428
Hitachi Chemical Co., Ltd.	7,700	216,926
Hitachi Construction Machinery Co., Ltd.	8,000	186,141
Hitachi High-Technologies Corp.	4,500	187,458
Hitachi Metals, Ltd.	16,400	233,566
Hitachi, Ltd.	348,000	1,916,796
Hokuriku Electric Power Co.#	12,500	123,503
Honda Motor Co., Ltd.	117,700	3,655,306
Hoshizaki Corp.	3,500	277,271
Hoya Corp.	29,100	1,316,876
Hulic Co., Ltd.	21,700	206,483
Idemitsu Kosan Co., Ltd.	6,400	206,222
IHI Corp.†	100,000	311,540
Iida Group Holdings Co., Ltd.	10,600	179,269
Inpex Corp.	70,000	695,358
Isetan Mitsukoshi Holdings, Ltd.	24,700	316,376
Isuzu Motors, Ltd.	44,600	596,877
ITOCHU Corp.	107,600	1,557,803
Iyo Bank, Ltd.	17,900	131,926
J. Front Retailing Co., Ltd.#	17,700	271,932
Japan Airlines Co., Ltd.	8,900	290,659
Japan Airport Terminal Co., Ltd.	3,000	104,811
Japan Exchange Group, Inc.	38,400	530,822
Japan Post Bank Co., Ltd.	29,900	374,731
Japan Post Holdings Co., Ltd.	33,200	425,842
Japan Prime Realty Investment Corp.	57	226,285
Japan Real Estate Investment Corp.	94	517,922
Japan Retail Fund Investment Corp.	182	366,122
Japan Tobacco, Inc.	79,200	2,648,577

JFE Holdings, Inc.	36,500	690,396
JGC Corp.	14,500	260,328
JSR Corp.	13,200	225,473
JTEKT Corp.	15,000	254,751
JX Holdings, Inc.#	153,600	731,598
Kajima Corp.	64,000	417,001
Kakaku.com, Inc.#	10,900	157,371
Kamigumi Co., Ltd.	16,000	149,967
Kaneka Corp.	20,000	156,126
Kansai Electric Power Co., Inc.†	52,200	578,709
Kansai Paint Co., Ltd.#	16,400	318,526
Kao Corp.	36,300	1,874,372
Kawasaki Heavy Industries, Ltd.	105,000	329,921
KDDI Corp.	135,900	3,555,210
Keihan Holdings Co., Ltd.	36,000	227,513
Keikyu Corp.	33,000	363,060
Keio Corp.	42,000	330,108
Keisei Electric Railway Co., Ltd.	9,600	227,556
Keyence Corp.	6,800	2,630,540
Kikkoman Corp.	10,000	301,304
Kintetsu Group Holdings Co., Ltd.	135,000	501,090
Kirin Holdings Co., Ltd.#	60,800	1,046,662
Kobe Steel, Ltd.†#	22,600	219,472
Koito Manufacturing Co., Ltd.	8,200	422,609
Komatsu, Ltd.	66,500	1,604,417
Konami Holdings Corp.	7,300	307,998
Konica Minolta, Inc.	35,900	346,074
Kose Corp.	2,179	186,586
Kubota Corp.	75,400	1,199,675
Kuraray Co., Ltd.	25,600	388,518
Kurita Water Industries, Ltd.	7,400	176,528
Kyocera Corp.	23,200	1,275,799
Kyowa Hakko Kirin Co., Ltd.	18,300	273,820
Kyushu Electric Power Co., Inc.#	31,900	354,933
Kyushu Financial Group, Inc.	25,200	172,494
Lawson, Inc.#	4,700	324,224
LIXIL Group Corp.	19,700	482,746
M3, Inc.	14,400	365,303
Mabuchi Motor Co., Ltd.	3,400	183,702
Makita Corp.	8,000	554,008
Marubeni Corp.	120,800	781,498
Marui Group Co., Ltd.	14,900	205,837
Maruichi Steel Tube, Ltd.	3,300	104,424
Mazda Motor Corp.	40,300	565,337
McDonald’s Holdings Co. Japan, Ltd.	4,800	136,722
Mebuki Financial Group, Inc.	57,600	253,790
Medipal Holdings Corp.	12,200	201,225
MEIJI Holdings Co., Ltd.	8,200	655,445
Minebea Mitsumi, Inc.	23,200	285,805
Miraca Holdings, Inc.	4,100	196,342
Mitsubishi Chemical Holdings Corp.	101,500	779,421
Mitsubishi Corp.	108,500	2,447,757
Mitsubishi Electric Corp.	139,200	2,041,319
Mitsubishi Estate Co., Ltd.	90,000	1,758,423
Mitsubishi Gas Chemical Co., Inc.	13,500	284,312
Mitsubishi Heavy Industries, Ltd.#	224,000	885,273
Mitsubishi Logistics Corp.	7,000	100,565
Mitsubishi Materials Corp.	8,100	268,931
Mitsubishi Motors Corp.#	48,300	312,556
Mitsubishi Tanabe Pharma Corp.	16,500	339,267
Mitsubishi UFJ Financial Group, Inc.	918,200	6,034,972
Mitsubishi UFJ Lease & Finance Co., Ltd.	37,000	204,522
Mitsui & Co., Ltd.	123,000	1,882,033
Mitsui Chemicals, Inc.	58,000	294,788
Mitsui Fudosan Co., Ltd.	63,000	1,426,045
Mitsui OSK Lines, Ltd.#	80,000	264,186
Mixi, Inc.	2,700	117,041
Mizuho Financial Group, Inc.	1,712,100	3,195,757
MS&AD Insurance Group Holdings, Inc.	37,200	1,257,936
Murata Manufacturing Co., Ltd.	13,700	1,969,425
Nabtesco Corp.	8,500	236,437
Nagoya Railroad Co., Ltd.#	60,000	275,046
NEC Corp.#	192,000	478,526
Nexon Co., Ltd.	12,300	204,516
NGK Insulators, Ltd.	19,300	415,565
NGK Spark Plug Co., Ltd.#	13,500	305,581
NH Foods, Ltd.	11,000	293,151
NHK Spring Co., Ltd.	14,800	169,150
Nidec Corp.	17,100	1,596,680
Nikon Corp.	25,200	385,139
Nintendo Co., Ltd.	8,100	1,694,334
Nippon Building Fund, Inc.	101	564,582
Nippon Electric Glass Co., Ltd.	28,000	173,964
Nippon Express Co., Ltd.	62,000	320,085
Nippon Paint Holdings Co., Ltd.	11,600	374,293
Nippon Prologis REIT, Inc.	111	238,609
Nippon Steel & Sumitomo Metal Corp.	58,000	1,426,703
Nippon Telegraph & Telephone Corp.	49,800	2,106,011
Nippon Yusen KK	118,000	260,483
Nissan Motor Co., Ltd.	181,100	1,782,871
Nisshin Seifun Group, Inc.	15,600	234,531
Nissin Foods Holdings Co., Ltd.	4,300	240,749
Nitori Holdings Co., Ltd.	5,700	663,634
Nitto Denko Corp.	11,600	976,777
NOK Corp.	6,900	157,476
Nomura Holdings, Inc.	267,400	1,735,857
Nomura Real Estate Holdings, Inc.#	9,100	154,387
Nomura Real Estate Master Fund, Inc.	258	386,501
Nomura Research Institute, Ltd.	9,700	335,004
NSK, Ltd.	33,800	481,976
NTT Data Corp.	9,000	424,585
NTT DOCOMO, Inc.	102,900	2,442,782
NTT Urban Development Corp.	8,400	77,237
Obayashi Corp.	47,300	439,550
OBIC Co., Ltd.	4,700	218,799
Odakyu Electric Railway Co., Ltd.	21,199	418,904
Oji Holdings Corp.	58,000	277,752
Olympus Corp.	20,900	739,486
Omron Corp.	13,800	593,297
Ono Pharmaceutical Co., Ltd.	29,900	662,034
Oracle Corp. Japan	2,700	157,177
Oriental Land Co., Ltd.#	15,600	876,472
ORIX Corp.	97,200	1,511,923
Osaka Gas Co., Ltd.	138,000	532,125

Otsuka Corp.	3,400	172,807
Otsuka Holdings Co., Ltd.	28,100	1,278,376
Panasonic Corp.	161,530	1,772,811
Park24 Co., Ltd.	7,300	205,007
Pola Orbis Holdings, Inc.	1,608	153,579
Rakuten, Inc.	68,200	675,656
Recruit Holdings Co., Ltd.	20,261	993,708
Resona Holdings, Inc.	164,900	920,311
Ricoh Co., Ltd.	48,400	421,769
Rinnai Corp.	2,600	209,676
Rohm Co., Ltd.	6,900	445,894
Ryohin Keikaku Co., Ltd.#	1,714	362,344
Sankyo Co., Ltd.	3,400	120,299
Santen Pharmaceutical Co., Ltd.	27,000	386,933
SBI Holdings, Inc.	14,600	204,292
Secom Co., Ltd.	15,000	1,092,839
Sega Sammy Holdings, Inc.#	13,300	195,691
Seibu Holdings, Inc.	12,300	210,538
Seiko Epson Corp.	20,200	451,846
Sekisui Chemical Co., Ltd.	30,900	510,210
Sekisui House, Ltd.	43,800	700,012
Seven & i Holdings Co., Ltd.	54,700	2,142,329
Seven Bank, Ltd.#	44,000	136,686
Shikoku Electric Power Co., Inc.	13,200	132,535
Shimadzu Corp.	16,000	260,768
Shimamura Co., Ltd.	1,500	194,134
Shimano, Inc.	5,300	783,123
Shimizu Corp.	38,000	348,729
Shin-Etsu Chemical Co., Ltd.	27,900	2,359,996
Shinsei Bank, Ltd.	120,000	218,968
Shionogi & Co., Ltd.	21,800	1,066,860
Shiseido Co., Ltd.	26,600	699,657
Shizuoka Bank, Ltd.	38,000	333,508
Showa Shell Sekiyu KK	13,800	139,050
SMC Corp.	4,000	1,134,007
SoftBank Group Corp.	69,200	5,150,656
Sohgo Security Services Co., Ltd.	5,100	192,932
Sompo Holdings, Inc.	24,900	930,439
Sony Corp.	90,900	2,814,101
Sony Financial Holdings, Inc.#	12,900	226,664
Stanley Electric Co., Ltd.	10,400	292,990
Start Today Co., Ltd.	12,793	267,372
Sumitomo Chemical Co., Ltd.	110,000	612,933
Sumitomo Corp.	84,100	1,129,992
Sumitomo Dainippon Pharma Co., Ltd.#	11,600	204,751
Sumitomo Electric Industries, Ltd.	54,300	884,257
Sumitomo Heavy Industries, Ltd.	40,000	283,057
Sumitomo Metal Mining Co., Ltd.	34,000	472,420
Sumitomo Mitsui Financial Group, Inc.	96,600	3,763,569
Sumitomo Mitsui Trust Holdings, Inc.	23,700	849,947
Sumitomo Realty & Development Co., Ltd.	26,000	717,664
Sumitomo Rubber Industries, Ltd.	12,800	211,235
Sundrug Co., Ltd.	2,640	173,658
Suntory Beverage & Food, Ltd.	10,300	431,822
Suruga Bank, Ltd.	12,500	277,048
Suzuken Co., Ltd.	5,600	189,417
Suzuki Motor Corp.	26,600	1,040,370
Sysmex Corp.#	11,200	647,007
T&D Holdings, Inc.	43,500	667,339
Taiheiyo Cement Corp.	86,000	302,372
Taisei Corp.	75,000	526,058
Taisho Pharmaceutical Holdings Co., Ltd.	2,300	187,325
Taiyo Nippon Sanso Corp.#	9,600	119,290
Takashimaya Co., Ltd.	19,000	170,982
Takeda Pharmaceutical Co., Ltd.	51,100	2,375,221
TDK Corp.	8,900	605,243
Teijin, Ltd.	13,700	262,062
Terumo Corp.	24,500	849,415
THK Co., Ltd.	8,300	215,802
Tobu Railway Co., Ltd.	70,000	358,271
Toho Co., Ltd.	8,200	232,106
Toho Gas Co., Ltd.	29,000	208,572
Tohoku Electric Power Co., Inc.	33,900	435,122
Tokio Marine Holdings, Inc.	49,400	2,162,968
Tokyo Electric Power Co. Holdings, Inc.†	107,900	414,908
Tokyo Electron, Ltd.	11,200	1,117,558
Tokyo Gas Co., Ltd.	146,000	662,520
Tokyo Tatemono Co., Ltd.	14,900	210,214
Tokyu Corp.	76,000	562,838
Tokyu Fudosan Holdings Corp.	35,600	202,804
TonenGeneral Sekiyu KK	20,000	239,441
Toppan Printing Co., Ltd.	37,000	372,816
Toray Industries, Inc.	107,000	957,185
Toshiba Corp.†#	297,000	550,406
TOTO, Ltd.	10,100	388,825
Toyo Seikan Group Holdings, Ltd.	11,900	215,555
Toyo Suisan Kaisha, Ltd.	5,800	212,702
Toyoda Gosei Co., Ltd.	4,700	119,817
Toyota Industries Corp.	12,000	585,340
Toyota Motor Corp.	196,300	11,121,541
Toyota Tsusho Corp.	15,600	465,174
Trend Micro, Inc.#	7,600	332,832
Tsuruha Holdings, Inc.	2,604	241,057
Unicharm Corp.#	27,800	624,816
United Urban Investment Corp.	184	285,962
USS Co., Ltd.	16,499	282,559
West Japan Railway Co.	12,200	807,614
Yahoo Japan Corp.	106,500	493,894
Yakult Honsha Co., Ltd.	6,300	343,754
Yamada Denki Co., Ltd.#	49,400	251,958
Yamaguchi Financial Group, Inc.	14,000	161,503
Yamaha Corp.	12,300	320,460
Yamaha Motor Co., Ltd.	19,500	451,115
Yamato Holdings Co., Ltd.	25,900	565,860
Yamazaki Baking Co., Ltd.	8,700	174,472
Yaskawa Electric Corp.	16,800	314,930
Yokogawa Electric Corp.	15,600	242,863
Yokohama Rubber Co., Ltd.	7,200	143,173

		220,502,496

Jersey - 1.3%

Experian PLC	69,268	1,372,641

Glencore PLC†	890,786	3,559,722
Petrofac, Ltd.	19,065	210,900
Randgold Resources, Ltd.	6,510	606,653
Shire PLC	64,670	3,895,131
Wolseley PLC	18,381	1,121,017
WPP PLC	93,085	2,191,121

		12,957,185

Luxembourg - 0.3%

ArcelorMittal†	132,443	1,165,977
Millicom International Cellular SA SDR	4,908	267,785
RTL Group SA	2,901	223,184
SES SA FDR	25,979	530,214
Tenaris SA#	35,196	579,061

		2,766,221

Mauritius - 0.0%

Golden Agri-Resources, Ltd.	525,000	142,358

Netherlands - 3.6%

ABN AMRO Group NV CVA*	16,728	382,787
Aegon NV	135,890	722,400
AerCap Holdings NV†#	12,272	555,922
Airbus SE	42,485	3,119,995
Akzo Nobel NV	18,133	1,216,191
Altice NV, Class A†	26,909	567,439
Altice NV, Class B†	6,413	135,301
ASML Holding NV (Euronext Amsterdam)	26,573	3,221,930
Boskalis Westminster NV	6,459	235,388
CNH Industrial NV	69,380	643,870
EXOR NV	7,485	354,691
Ferrari NV	8,846	576,344
Fiat Chrysler Automobiles NV†	66,136	723,766
Gemalto NV	5,918	356,172
Heineken Holding NV	7,521	571,208
Heineken NV	16,568	1,367,311
ING Groep NV	279,115	3,848,461
Koninklijke Ahold Delhaize NV	92,885	1,973,951
Koninklijke DSM NV	12,963	851,446
Koninklijke KPN NV	245,870	694,165
Koninklijke Philips NV	67,095	2,028,279
Koninklijke Vopak NV#	5,247	221,874
Mobileye NV†#	12,651	575,873
NN Group NV	22,756	706,958
NXP Semiconductors NV†	21,217	2,181,320
OCI NV†	6,341	126,090
QIAGEN NV	15,348	437,385
Randstad Holding NV	8,546	497,135
RELX NV	71,844	1,273,345
STMicroelectronics NV	48,463	739,320
Unilever NV CVA	117,299	5,544,150
Wolters Kluwer NV	21,792	892,637

		37,343,104

New Zealand - 0.2%

Auckland International Airport, Ltd.	72,726	384,503
Contact Energy, Ltd.	52,082	183,447
Fletcher Building, Ltd.	52,070	362,308
Mercury NZ, Ltd.#	49,349	111,970
Meridian Energy, Ltd.	91,309	177,579
Ryman Healthcare, Ltd.	28,202	180,184
Spark New Zealand, Ltd.	136,683	353,446

		1,753,437

Norway - 0.6%

DNB ASA	70,311	1,153,189
Gjensidige Forsikring ASA	15,126	236,538
Marine Harvest ASA#	27,629	483,141
Norsk Hydro ASA#	100,448	568,768
Orkla ASA	58,775	517,046
Schibsted ASA, Class A#	5,445	143,667
Schibsted ASA, Class B	6,527	158,436
Statoil ASA#	81,650	1,445,322
Telenor ASA	55,284	901,452
Yara International ASA	13,396	508,612

		6,116,171

Papua New Guinea - 0.1%

Oil Search, Ltd.	98,881	529,168

Portugal - 0.1%

Banco Espirito Santo SA†(1)(2)	213,818	0
EDP - Energias de Portugal SA	172,541	533,563
Galp Energia SGPS SA	33,161	487,966
Jeronimo Martins SGPS SA	18,630	299,602

		1,321,131

Singapore - 1.1%

Ascendas Real Estate Investment Trust	152,000	271,157
CapitaLand Commercial Trust	149,000	165,863
CapitaLand Mall Trust	180,000	253,033
CapitaLand, Ltd.	190,000	493,506
City Developments, Ltd.	29,900	202,050
ComfortDelGro Corp., Ltd.	151,000	266,141
DBS Group Holdings, Ltd.	127,600	1,705,400
Global Logistic Properties, Ltd.	190,900	362,348
Hutchison Port Holdings Trust#	423,000	160,740
Jardine Cycle & Carriage, Ltd.#	7,700	234,670
Keppel Corp., Ltd.	106,300	516,557
Oversea-Chinese Banking Corp., Ltd.#	218,000	1,471,586
Sembcorp Industries, Ltd.#	72,000	164,407
Sembcorp Marine, Ltd.	60,000	76,209
Singapore Airlines, Ltd.	40,600	288,262
Singapore Exchange, Ltd.	58,000	310,404
Singapore Press Holdings, Ltd.#	119,000	297,203
Singapore Technologies Engineering, Ltd.	115,000	301,984
Singapore Telecommunications, Ltd.	573,200	1,611,537
StarHub, Ltd.#	44,000	90,424
Suntec Real Estate Investment Trust	167,000	206,158
United Overseas Bank, Ltd.	93,000	1,426,787
UOL Group, Ltd.	33,000	155,180
Wilmar International, Ltd.	141,000	366,234
Yangzijiang Shipbuilding Holdings, Ltd.	141,000	93,068

		11,490,908

Spain - 2.7%

Abertis Infraestructuras SA	37,476	549,476
ACS Actividades de Construccion y Servicios SA	13,917	436,781
Aena SA*	4,975	711,519
Amadeus IT Group SA	31,890	1,483,297
Banco Bilbao Vizcaya Argentaria SA	468,890	3,068,871
Banco de Sabadell SA	384,484	565,363
Banco Popular Espanol SA#	240,110	212,910
Banco Santander SA	1,040,976	5,683,880
Bankia SA#	341,247	337,295
Bankinter SA	50,023	385,746
CaixaBank SA	190,219	664,606
Distribuidora Internacional de Alimentacion SA#	46,140	256,184
Enagas SA	16,240	399,062
Endesa SA	23,166	493,172
Ferrovial SA	34,982	663,558
Gas Natural SDG SA	25,996	506,050
Grifols SA	22,289	487,489
Iberdrola SA	392,820	2,610,946
Industria de Diseno Textil SA	78,562	2,523,489
International Consolidated Airlines Group SA	59,838	398,231
Mapfre SA	69,050	213,676
Red Electrica Corp. SA	32,202	581,486
Repsol SA	79,796	1,183,502
Telefonica SA	323,039	3,302,152
Zardoya Otis SA#	12,564	100,360

		27,819,101

Sweden - 2.5%
Alfa Laval AB	20,977	379,727
ASSA ABLOY AB, Class B	72,244	1,405,407
Atlas Copco AB, Class A	48,249	1,580,042
Atlas Copco AB, Class B	29,011	858,123
Boliden AB	20,331	620,746
Electrolux AB, Series B	18,024	478,025
Getinge AB, Class B	14,923	253,274
Hennes & Mauritz AB, Class B	69,275	1,831,145
Hexagon AB, Class B	19,043	769,180
Husqvarna AB, Class B	30,387	260,390
ICA Gruppen AB	5,724	185,926
Industrivarden AB, Class C	11,932	236,218
Investor AB, Class B	33,070	1,311,575
Kinnevik AB, Class B	17,523	473,862
Lundin Petroleum AB†	13,380	274,223
Nordea Bank AB	219,019	2,567,103
Sandvik AB	78,582	1,069,048
Securitas AB, Class B	23,383	356,965
Skandinaviska Enskilda Banken AB, Class A	109,172	1,249,359
Skanska AB, Class B	24,396	581,616
SKF AB, Class B	29,409	560,057
Svenska Cellulosa AB SCA, Class B	44,039	1,353,380
Svenska Handelsbanken AB, Class A	107,580	1,496,914
Swedbank AB, Class A	65,779	1,624,326
Swedish Match AB	14,177	441,647
Tele2 AB, Class B	23,819	213,079
Telefonaktiebolaget LM Ericsson, Class B	221,417	1,441,102
Telia Co AB	191,223	768,570
Volvo AB, Class B	112,854	1,474,031

		26,115,060

Switzerland - 8.0%

ABB, Ltd.	141,864	3,209,190
Actelion, Ltd.	7,505	2,019,815
Adecco Group AG	12,077	868,183
Aryzta AG#	6,608	213,698
Baloise Holding AG	3,536	460,154
Barry Callebaut AG	164	212,113
Chocoladefabriken Lindt & Spruengli AG	8	518,505
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	67	379,912
Cie Financiere Richemont SA	38,034	2,802,326
Coca-Cola HBC AG	13,019	314,208
Credit Suisse Group AG	134,062	2,022,243
Dufry AG†	3,277	472,781
EMS-Chemie Holding AG	616	350,519
Galenica AG	284	333,103
Geberit AG	2,773	1,199,926
Givaudan SA	679	1,233,132
Julius Baer Group, Ltd.	16,099	787,839
Kuehne & Nagel International AG	4,061	578,208
LafargeHolcim, Ltd.	32,742	1,863,101
Lonza Group AG	3,931	724,085
Nestle SA	230,024	17,005,309
Novartis AG	164,135	12,812,450
Pargesa Holding SA (BR)	2,298	151,583
Partners Group Holding AG	1,244	650,891
Roche Holding AG	50,665	12,344,029
Schindler Holding AG	1,597	305,455
Schindler Holding AG (Participation Certificate)	3,241	626,676
SGS SA	395	839,672
Sika AG (BR)	154	867,098
Sonova Holding AG	3,827	502,595
Swatch Group AG (BR)#	2,213	735,720
Swatch Group AG	3,711	240,724
Swiss Life Holding AG	2,388	751,340
Swiss Prime Site AG	4,875	423,259
Swiss Re AG	24,052	2,150,515
Swisscom AG	1,885	829,937
Syngenta AG	6,704	2,886,922
UBS Group AG	263,601	4,060,245
Zurich Insurance Group AG	10,856	2,997,330

		81,744,791

United Kingdom - 14.8%

3i Group PLC	69,560	594,269
Aberdeen Asset Management PLC	69,228	237,518
Admiral Group PLC	15,136	343,326
Aggreko PLC#	19,343	252,979
Anglo American PLC†	103,794	1,636,313
Antofagasta PLC	29,306	295,279
Ashtead Group PLC	37,290	766,253

Associated British Foods PLC#	25,852	840,135
AstraZeneca PLC	91,145	5,252,239
Auto Trader Group PLC*	72,150	353,812
Aviva PLC	295,928	1,828,668
Babcock International Group PLC#	18,465	217,209
BAE Systems PLC	228,933	1,789,651
Barclays PLC	1,212,399	3,407,479
Barratt Developments PLC	73,002	463,340
Berkeley Group Holdings PLC	9,336	341,050
BHP Billiton PLC	153,416	2,470,003
BP PLC	1,331,590	7,494,024
British American Tobacco PLC	134,270	8,463,735
British Land Co. PLC	71,407	547,138
BT Group PLC	614,355	2,493,557
Bunzl PLC	25,085	701,908
Burberry Group PLC	33,084	708,562
Capita PLC	49,438	345,680
Carnival PLC	13,947	761,297
Centrica PLC	390,314	1,098,925
Cobham PLC#	122,325	181,841
Compass Group PLC	118,762	2,207,541
Croda International PLC	9,401	409,216
Diageo PLC	181,655	5,112,223
Direct Line Insurance Group PLC	101,858	434,151
Dixons Carphone PLC	73,032	274,584
easyJet PLC#	12,101	142,798
Fresnillo PLC#	16,181	298,362
G4S PLC	113,915	370,482
GKN PLC	124,281	555,017
GlaxoSmithKline PLC	351,418	7,186,221
Hammerson PLC	57,767	421,838
Hargreaves Lansdown PLC	17,859	295,841
Hikma Pharmaceuticals PLC#	10,379	276,894
HSBC Holdings PLC	1,419,304	11,385,794
IMI PLC	20,346	313,307
Imperial Brands PLC	69,683	3,279,662
Inmarsat PLC	32,128	283,647
InterContinental Hotels Group PLC	13,361	629,339
Intertek Group PLC	12,168	532,530
Intu Properties PLC#	66,950	238,342
Investec PLC	41,330	296,680
ITV PLC	261,816	657,871
J Sainsbury PLC#	92,338	306,610
Johnson Matthey PLC	13,987	531,781
Kingfisher PLC	167,741	685,202
Land Securities Group PLC	58,494	773,727
Legal & General Group PLC	429,120	1,322,132
Lloyds Banking Group PLC	4,633,241	3,947,947
London Stock Exchange Group PLC	22,979	877,645
Marks & Spencer Group PLC#	120,311	499,816
Mediclinic International PLC#	26,650	245,204
Meggitt PLC	59,083	344,938
Merlin Entertainments PLC*	47,647	290,884
Mondi PLC	26,972	628,868
National Grid PLC	270,535	3,281,403
NEX Group PLC	23,808	171,640
Next PLC	10,390	493,393
Old Mutual PLC	362,163	980,120
Pearson PLC#	61,168	511,568
Persimmon PLC	22,624	578,584
Provident Financial PLC	10,623	384,901
Prudential PLC	185,435	3,698,810
Reckitt Benckiser Group PLC	45,819	4,156,634
RELX PLC	79,623	1,486,943
Rio Tinto PLC	89,300	3,653,337
Rolls-Royce Holdings PLC	132,619	1,295,090
Rolls-Royce Holdings PLC, Class C (Entitlement Shares)†	16,123,260	20,007
Royal Bank of Scotland Group PLC†	253,252	747,281
Royal Dutch Shell PLC, Class A	303,363	7,827,822
Royal Dutch Shell PLC, Class B	269,974	7,281,167
Royal Mail PLC	65,846	338,749
RSA Insurance Group PLC	75,263	559,407
Sage Group PLC	79,391	636,390
Schroders PLC	9,398	358,358
Segro PLC	56,541	346,445
Severn Trent PLC	17,677	512,829
Sky PLC	76,324	944,699
Smith & Nephew PLC	64,970	976,284
Smiths Group PLC	29,673	550,455
SSE PLC	72,675	1,389,655
St James’s Place PLC	38,239	500,586
Standard Chartered PLC†	238,204	2,135,237
Standard Life PLC	141,550	647,593
Tate & Lyle PLC	34,830	321,548
Taylor Wimpey PLC	239,580	535,109
TechnipFMC PLC†	15,082	486,446
Tesco PLC†	586,889	1,372,007
TP ICAP PLC	19,455	118,048
Travis Perkins PLC	18,748	354,070
Unilever PLC	92,591	4,387,709
United Utilities Group PLC	50,106	608,373
Vodafone Group PLC	1,914,377	4,796,044
Weir Group PLC	16,062	375,292
Whitbread PLC	13,184	625,746
William Hill PLC	66,047	216,278
WM Morrison Supermarkets PLC	156,293	470,489
Worldpay Group PLC*	99,669	335,652

		151,411,482

Total Common Stocks
(cost $918,627,769)		909,934,268

EXCHANGE-TRADED FUNDS - 3.9%
United States - 3.9%

iShares MSCI EAFE ETF# (cost $39,953,879)	668,431	40,333,127

Total Long-Term Investment Securities
(cost $958,581,648)		950,267,395

SHORT-TERM INVESTMENT SECURITIES - 12.5%
Registered Investment Companies - 5.8%

State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(3)(4)	59,471,914	59,471,914

U.S. Government Treasuries - 6.7%

United States Treasury Bills
0.41% due 03/16/2017(5)	$2,000,000	1,999,648
0.43% due 03/02/2017	5,000,000	4,999,935
0.44% due 03/09/2017	15,000,000	14,998,550
0.47% due 03/16/2017(5)	500,000	499,912
0.49% due 03/02/2017	15,000,000	14,999,805
0.49% due 03/16/2017(5)	1,300,000	1,299,771
0.51% due 03/09/2017	5,000,000	4,999,490
0.51% due 03/16/2017	25,000,000	24,995,600

		68,792,711

Total Short-Term Investment Securities
(cost $128,263,608)		128,264,625

REPURCHASE AGREEMENTS - 1.5%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 02/28/2017, to be repurchased 03/01/2017 in the amount of $14,741,012, and collateralized by $14,980,000 of United States Treasury Bonds, bearing interest at 0.88%, due 02/15/2047 and having an approximate value of $15,036,175 (cost $14,741,000)	14,741,000	14,741,000

TOTAL INVESTMENTS -
(cost $1,101,586,256)(6)	106.6%	1,093,273,020
Liabilities in excess of other assets	(6.6)	(67,563,019)

NET ASSETS —	100.0%	$1,025,710,001

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2017, the aggregate value of these securities was $3,447,278 representing 0.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Illiquid security. At February 28, 2017, the aggregate value of these securities was $12,017 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(3)	At February 28, 2017, the Fund had loaned securities with a total value of $71,270,151. This was secured by collateral of $59,471,914, which was received in cash and subsequently invested in short-term investments currently valued at $59,471,914 as reported in the Portfolio of Investments. Additional collateral of $15,028,320 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 7.50%	05/15/2023 to 02/15/2047	$1,314,078
Federal National Mtg. Assoc.	1.53% to 10.00%	10/25/2017 to 02/25/2044	3,300,828
Government National Mtg. Assoc.	2.50% to 6.50%	11/20/2027 to 11/20/2064	5,314,029
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	344,468
United States Treasury Notes/Bonds	0.00% to 8.13%	04/15/2017 to 11/15/2046	4,754,917

(4)	The rate shown is the 7-day yield as of February 28, 2017.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 4 for cost of investments on a tax basis.

ADR	- American Depositary Receipt
BR	- Bearer Shares
CDI	- Chess Depositary Interest
CVA	- Certification Van Aandelen (Dutch Cert.)
FDR	- Fiduciary Depositary Receipt
RSP	- Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR	- Swedish Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2017	Unrealized Appreciation (Depreciation)
865	Long	E-Mini MSCI EAFE Index	March 2017	$73,712,940	$75,492,875	$1,779,935

Industry Allocation*

Medical-Drugs	7.2%
Banks-Commercial	7.2
U.S. Government Treasuries	6.7
Registered Investment Companies	5.8
Diversified Banking Institutions	4.4
Exchange-Traded Funds	3.9
Oil Companies-Integrated	3.6
Auto-Cars/Light Trucks	3.5
Telephone-Integrated	2.6
Food-Misc./Diversified	2.6
Insurance-Life/Health	2.3
Electric-Integrated	2.0
Cosmetics & Toiletries	1.8
Insurance-Multi-line	1.7
Chemicals-Diversified	1.7
Real Estate Investment Trusts	1.5
Repurchase Agreements	1.5
Tobacco	1.4
Food-Retail	1.2
Brewery	1.1
Real Estate Operations & Development	1.1
Transport-Rail	1.1
Metal-Diversified	1.1
Diversified Manufacturing Operations	1.0
Import/Export	1.0
Auto/Truck Parts & Equipment-Original	1.0
Machinery-Electrical	0.9
Diversified Minerals	0.9
Cellular Telecom	0.9
Electronic Components-Misc.	0.8
Gas-Distribution	0.8
Beverages-Wine/Spirits	0.8
Chemicals-Specialty	0.7
Insurance-Property/Casualty	0.7
Enterprise Software/Service	0.7
Soap & Cleaning Preparation	0.7
Diversified Operations	0.7
Retail-Apparel/Shoe	0.6
Rubber-Tires	0.6
Building & Construction Products-Misc.	0.6
Building-Residential/Commercial	0.6
Building & Construction-Misc.	0.6
Building Products-Cement	0.5
Insurance-Reinsurance	0.5
Real Estate Management/Services	0.5
Industrial Gases	0.5
Retail-Jewelry	0.5
Audio/Video Products	0.5
Steel-Producers	0.5
Finance-Other Services	0.5
Building-Heavy Construction	0.5
Machinery-Construction & Mining	0.5
Machinery-General Industrial	0.4
Commercial Services	0.4
Aerospace/Defense	0.4
Transport-Services	0.4
Semiconductor Equipment	0.4
Finance-Investment Banker/Broker	0.4
Textile-Apparel	0.4
Aerospace/Defense-Equipment	0.4
Agricultural Chemicals	0.4
Medical-Biomedical/Gene	0.4
Office Automation & Equipment	0.4
Telecom Services	0.3
Dialysis Centers	0.3
Medical Products	0.3
Electric Products-Misc.	0.3
Oil Companies-Exploration & Production	0.3
Food-Catering	0.3
Electronic Measurement Instruments	0.3
Investment Companies	0.3
Industrial Automated/Robotic	0.3
Power Converter/Supply Equipment	0.3
Electronic Components-Semiconductors	0.3
Public Thoroughfares	0.3
Apparel Manufacturers	0.3
Paper & Related Products	0.3
Multimedia	0.3
Toys	0.3
Hotels/Motels	0.3
Water	0.3
Distribution/Wholesale	0.2
Human Resources	0.2
Athletic Footwear	0.2
Oil Refining & Marketing	0.2
Casino Hotels	0.2
Medical-Generic Drugs	0.2
Computer Services	0.2
Auto-Heavy Duty Trucks	0.2
Retail-Major Department Stores	0.2
Advertising Agencies	0.2
Semiconductor Components-Integrated Circuits	0.2
Wireless Equipment	0.2
Machinery-Farming	0.2
Cable/Satellite TV	0.2
Airport Development/Maintenance	0.2
Advertising Services	0.2
Computers-Integrated Systems	0.2
Medical Instruments	0.2
Building Products-Air & Heating	0.2
Finance-Leasing Companies	0.2
Optical Supplies	0.2
Electronics-Military	0.2
Gold Mining	0.2
Television	0.2
Rental Auto/Equipment	0.2
Electric-Transmission	0.2
Metal Processors & Fabrication	0.2
Security Services	0.1
Photo Equipment & Supplies	0.1
Transport-Marine	0.1
Machine Tools & Related Products	0.1
Investment Management/Advisor Services	0.1
Transactional Software	0.1
Networking Products	0.1
Electronic Security Devices	0.1
Commercial Services-Finance	0.1
Gambling (Non-Hotel)	0.1
Computer Data Security	0.1
Web Portals/ISP	0.1
Energy-Alternate Sources	0.1
Retail-Discount	0.1
Resorts/Theme Parks	0.1
Food-Confectionery	0.1
Beverages-Non-alcoholic	0.1
Publishing-Periodicals	0.1
Diversified Financial Services	0.1
Satellite Telecom	0.1
Medical-Hospitals	0.1
Oil-Field Services	0.1
E-Commerce/Products	0.1
Containers-Paper/Plastic	0.1
Gas-Transportation	0.1
Metal-Aluminum	0.1
Printing-Commercial	0.1

Casino Services	0.1
Diversified Operations/Commercial Services	0.1
Private Equity	0.1
Bicycle Manufacturing	0.1
Cruise Lines	0.1
Appliances	0.1
Pipelines	0.1
Computer Aided Design	0.1
Retail-Building Products	0.1
Steel Pipe & Tube	0.1
Retail-Home Furnishings	0.1
Retail-Vision Service Center	0.1
Applications Software	0.1
Computers-Memory Devices	0.1
Travel Services	0.1
Metal-Iron	0.1
Transport-Truck	0.1
Building Products-Doors & Windows	0.1
Tools-Hand Held	0.1
MRI/Medical Diagnostic Imaging	0.1
Motorcycle/Motor Scooter	0.1

106.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$68,925,475	$—	$12,017	$68,937,492
Portugal	1,321,131	—	0	1,321,131
United Kingdom	151,391,475	20,007	—	151,411,482
Other Countries	688,264,163	—	—	688,264,163
Exchange-Traded Funds	40,333,127	—	—	40,333,127
Short-Term Investment Securities:
Registered Investment Companies	59,471,914	—	—	59,471,914
U.S. Government Treasuries	—	68,792,711	—	68,792,711
Repurchase Agreements	—	14,741,000	—	14,741,000

Total Investments at Value	$1,009,707,285	$83,553,718	$12,017	$1,093,273,020

Other Financial Instruments:+
Futures Contracts	$1,779,935	$—	$—	$1,779,935

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward,

swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Principal Amount(1)		Value (Note 1)
CORPORATE BONDS & NOTES - 9.1%
Argentina - 0.2%

Banco Macro SA VRS Sub. Notes 6.75% due 11/04/2026*		$320,000	$321,568

Austria - 0.2%

BRF GmbH Company Guar. Notes 4.35% due 09/29/2026*		200,000	190,500
Suzano Austria GmbH Company Guar. Notes 5.75% due 07/14/2026*		200,000	206,120

			396,620

Azerbaijan - 0.4%

Southern Gas Corridor CJSC Government Guar. Notes 6.88% due 03/24/2026*		800,000	881,200

Bermuda - 0.2%

Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 4.00% due 08/15/2026*		500,000	479,625

Brazil - 0.1%

BRF SA Senior Notes 7.75% due 05/22/2018*(2)	BRL	500,000	152,925
Oi SA Senior Notes 9.75% due 09/15/2016†*(2)(3)(4)	BRL	500,000	33,751

			186,676

British Virgin Islands - 0.5%

China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		500,000	500,577
Huarong Finance II Co., Ltd. Company Guar. Notes 5.50% due 01/16/2025		300,000	323,158
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		200,000	212,350

			1,036,085

Cayman Islands - 0.3%

Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024		350,000	354,327
Fibria Overseas Finance, Ltd. Company Guar. Notes 5.25% due 05/12/2024		250,000	256,250

			610,577

Chile - 0.6%

Cencosud SA Company Guar. Notes 5.15% due 02/12/2025		200,000	209,580
Empresa Nacional de Telecomunicaciones SA Senior Notes 4.88% due 10/30/2024		250,000	258,581
Empresa Nacional del Petroleo Senior Notes 3.75% due 08/05/2026*		400,000	389,704
Inversiones CMPC SA Company Guar. Notes 4.50% due 04/25/2022		300,000	308,559

			1,166,424

China - 0.2%

Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024		420,000	447,393

Colombia - 0.3%

Ecopetrol SA Senior Notes 4.13% due 01/16/2025		300,000	290,850
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*		200,000	205,360

			496,210

India - 0.3%

Reliance Industries, Ltd. Senior Notes 4.13% due 01/28/2025*		500,000	510,747

Indonesia - 0.4%

Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		318,000	336,008
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		400,000	399,152

			735,160

Ireland - 0.3%

Credit Bank of Moscow Via CBOM Finance PLC Senior Notes 5.88% due 11/07/2021		260,000	261,310
NLMK Group Senior Notes 4.50% due 06/15/2023		360,000	365,400

			626,710

Israel - 0.1%

Israel Chemicals, Ltd. Senior Notes 4.50% due 12/02/2024*		255,000	255,385

Luxembourg - 0.5%

Cosan Luxembourg SA Company Guar. Notes 7.00% due 01/20/2027*		265,000	277,932
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*		200,000	201,500
Minerva Luxembourg SA Company Guar. Notes 6.50% due 09/20/2026*		200,000	198,500
Raizen Fuels Finance SA Company Guar. Notes 5.30% due 01/20/2027*		200,000	204,500

			882,432

Malaysia - 0.2%

Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025	400,000	409,432

Mexico - 0.8%

Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*	310,000	323,950
Comision Federal de Electricidad Senior Notes 4.75% due 02/23/2027*	200,000	196,800
El Puerto de Liverpool SAB de CV Company Guar. Notes 3.88% due 10/06/2026*	200,000	187,250
Elementia SAB de CV Company Guar. Notes 5.50% due 01/15/2025	450,000	442,125
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	320,000	316,800
Trust F/1401 Senior Notes 5.25% due 01/30/2026*	200,000	199,200

		1,666,125

Netherlands - 0.9%

Bharti Airtel International Netherlands BV Company Guar. Notes 5.35% due 05/20/2024	500,000	530,772
Embraer Netherlands Finance BV Company Guar. Notes 5.40% due 02/01/2027	114,000	118,104
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023*	200,000	220,500
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027	270,000	282,420
Petrobras Global Finance BV Company Guar. Notes 8.75% due 05/23/2026#	270,000	306,315
VimpelCom Holdings BV Company Guar. Notes 5.95% due 02/13/2023	350,000	367,853

		1,825,964

Peru - 0.5%

Alicorp SAA Senior Notes 3.88% due 03/20/2023*	150,000	147,000
Banco de Credito del Peru/Panama Senior Notes 5.38% due 09/16/2020#	275,000	299,062
Banco Internacional del Peru SAA/Panama Senior Notes 5.75% due 10/07/2020	250,000	273,438
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*	200,000	200,650

		920,150

South Africa - 0.2%

Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*	320,000	313,594

South Korea - 0.1%

Shinhan Bank Sub. Bonds 3.88% due 03/24/2026*	200,000	201,472

Sweden - 0.2%

Svensk Exportkredit AB Senior Notes 1.75% due 05/30/2017	400,000	400,650

Thailand - 0.5%

Bangkok Bank PCL Senior Notes 2.75% due 03/27/2018*	500,000	503,146
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022	300,000	311,811
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*	200,000	202,824

		1,017,781

Turkey - 0.4%

Akbank TAS Senior Notes 5.00% due 10/24/2022	275,000	267,666
Arcelik AS Senior Notes 5.00% due 04/03/2023	250,000	246,690
Turkiye Is Bankasi AS Senior Notes 5.38% due 10/06/2021*	200,000	198,316

		712,672

United Arab Emirates - 0.2%

Abu Dhabi National Energy Co. PJSC Senior Notes 4.38% due 06/22/2026*	200,000	205,313
Union National Bank PJSC Senior Notes 2.75% due 10/05/2021	275,000	269,234

		474,547

United Kingdom - 0.1%

Vedanta Resources PLC Senior Notes 6.38% due 07/30/2022*		270,000	276,615

United States - 0.4%

Fifth Third Bancorp Senior Notes 3.50% due 03/15/2022		200,000	206,035
Toyota Motor Credit Corp. Senior Notes 1.75% due 05/22/2017		500,000	500,864

			706,899

Total Corporate Bonds & Notes
(cost $18,068,973)			17,958,713

FOREIGN GOVERNMENT OBLIGATIONS - 60.9%
Argentina - 1.2%

Republic of Argentina Senior Notes 2.50% due 12/31/2038(5)		1,500,000	945,000
Republic of Argentina Senior Notes 5.63% due 01/26/2022*		880,000	888,800
Republic of Argentina Senior Notes 7.63% due 04/22/2046		300,000	302,100
Republic of Argentina Senior Notes 8.28% due 12/31/2033		280,408	299,335

			2,435,235

Australia - 1.5%

Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	1,500,000	1,167,009
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	500,000	367,194
Commonwealth of Australia Senior Notes 5.75% due 07/15/2022	AUD	1,500,000	1,352,164

			2,886,367

Austria - 0.9%

Republic of Austria Bonds 6.25% due 07/15/2027	EUR	1,000,000	1,686,246

Azerbaijan - 0.3%

Republic of Azerbaijan Senior Notes 4.75% due 03/18/2024		650,000	660,439

Bahrain - 0.1%

Kingdom of Bahrain Senior Notes 7.00% due 10/12/2028*		282,000	294,493

Belgium - 1.9%

Kingdom of Belgium Bonds 1.00% due 06/22/2026*	EUR	1,000,000	1,104,025
Kingdom of Belgium Bonds 2.25% due 06/22/2023	EUR	1,735,000	2,110,918
Kingdom of Belgium Senior Notes 3.75% due 06/22/2045	EUR	300,000	474,012

			3,688,955

Brazil - 0.3%

Federative Republic of Brazil Senior Notes 6.00% due 04/07/2026		600,000	649,500

Canada - 2.3%

Government of Canada Bonds 1.50% due 06/01/2026	CAD	2,000,000	1,488,782
Government of Canada Bonds 2.50% due 06/01/2024	CAD	2,100,000	1,697,771
Government of Canada Bonds 3.50% due 12/01/2045	CAD	1,000,000	927,127
Government of Canada Bonds 5.00% due 06/01/2037	CAD	410,000	442,530

			4,556,210

Costa Rica - 0.2%

Republic of Costa Rica Senior Notes 7.16% due 03/12/2045*		250,000	248,607
Republic of Costa Rica Senior Bonds 7.16% due 03/12/2045		250,000	248,608

			497,215

Dominican Republic - 1.2%

Dominican Republic Senior Bonds 5.50% due 01/27/2025*		300,000	306,000
Dominican Republic Senior Bonds 5.50% due 01/27/2025		700,000	714,000
Dominican Republic Senior Bonds 5.88% due 04/18/2024		600,000	627,498
Dominican Republic Senior Bonds 5.95% due 01/25/2027*		300,000	309,000
Dominican Republic Senior Bonds 8.63% due 04/20/2027		300,000	351,981

			2,308,479

Ecuador - 0.7%

Republic of Ecuador Senior Notes 9.65% due 12/13/2026*		1,350,000	1,456,920

Egypt - 0.8%

Government of Egypt Senior Notes 5.75% due 04/29/2020		700,000	723,884
Government of Egypt Senior Notes 6.13% due 01/31/2022*		600,000	623,250
Government of Egypt Senior Notes 6.88% due 04/30/2040		150,000	141,645

			1,488,779

El Salvador - 0.3%

Republic of El Salvador Senior Bonds 8.63% due 02/28/2029*		540,000	544,050

France - 3.2%

Government of France Bonds 2.75% due 10/25/2027	EUR	600,000	747,220
Government of France Bonds 3.50% due 04/25/2026	EUR	1,200,000	1,578,802
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	580,968
Government of France Bonds 4.25% due 10/25/2023	EUR	1,400,000	1,871,610
Government of France Bonds 5.50% due 04/25/2029	EUR	347	552
Government of France Bonds 6.00% due 10/25/2025	EUR	1,000,000	1,537,081

			6,316,233

Germany - 5.6%

Federal Republic of Germany Bonds 0.50% due 02/15/2026	EUR	2,100,000	2,318,934
Federal Republic of Germany Bonds 1.75% due 02/15/2024	EUR	800,000	970,060
Federal Republic of Germany Bonds 3.50% due 07/04/2019	EUR	1,580,000	1,848,919
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	610,000	1,036,318
Federal Republic of Germany Bonds 4.75% due 07/04/2028	EUR	1,000,000	1,589,765
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	350,000	624,317
Federal Republic of Germany Bonds 5.50% due 01/04/2031	EUR	750,000	1,334,969
Federal Republic of Germany Bonds 6.50% due 07/04/2027	EUR	800,000	1,397,377

			11,120,659

Ghana - 0.7%

Republic of Ghana Senior Bonds 7.88% due 08/07/2023		1,350,000	1,309,932

Guatemala - 0.2%

Republic of Guatemala Senior Notes 5.75% due 06/06/2022		400,000	435,392

Indonesia - 0.1%

Republic of Indonesia Senior Notes 3.70% due 01/08/2022*		200,000	205,011

Italy - 3.9%

Republic of Italy Bonds 2.25% due 09/01/2036*	EUR	700,000	691,584
Republic of Italy Bonds 4.25% due 09/01/2019	EUR	2,000,000	2,325,043
Republic of Italy Bonds 4.25% due 03/01/2020	EUR	800,000	945,361
Republic of Italy Bonds 4.50% due 03/01/2024	EUR	750,000	944,481
Republic of Italy Bonds 5.00% due 03/01/2025*	EUR	820,000	1,072,115
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	897,688
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	832,115

			7,708,387

Ivory Coast - 0.3%

Republic of Ivory Coast Senior Notes 5.38% due 07/23/2024		650,000	628,044

Jamaica - 0.7%

Government of Jamaica Senior Notes 7.63% due 07/09/2025#		230,000	267,444
Government of Jamaica Senior Notes 8.00% due 03/15/2039		960,000	1,108,800

			1,376,244

Japan - 12.9%

Government of Japan Senior Bonds 0.10% due 09/20/2026	JPY	300,000,000	2,683,591
Government of Japan Senior Bonds 0.40% due 06/20/2025	JPY	120,000,000	1,103,494
Government of Japan Senior Bonds 0.40% due 09/20/2025	JPY	250,000,000	2,299,034
Government of Japan Senior Bonds 0.80% due 06/20/2023	JPY	150,000,000	1,410,637
Government of Japan Senior Bonds 0.90% due 03/20/2022	JPY	205,000,000	1,919,440
Government of Japan Senior Bonds 1.00% due 09/20/2020	JPY	185,000,000	1,714,953
Government of Japan Senior Bonds 1.10% due 06/20/2020	JPY	132,000,000	1,224,676
Government of Japan Senior Bonds 1.20% due 12/20/2020	JPY	200,000,000	1,872,464
Government of Japan Senior Bonds 1.20% due 09/20/2035	JPY	200,000,000	1,980,934
Government of Japan Senior Bonds 1.50% due 03/20/2033	JPY	170,000,000	1,770,273
Government of Japan Senior Bonds 1.80% due 06/20/2030	JPY	100,000,000	1,071,396
Government of Japan Senior Bonds 1.80% due 12/20/2031	JPY	53,000,000	571,704
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	185,000,000	2,107,974
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,407,482
Government of Japan Senior Bonds 2.10% due 12/20/2030	JPY	60,000,000	666,043
Government of Japan Senior Bonds 2.20% due 03/20/2028	JPY	110,000,000	1,203,523
Government of Japan Senior Bonds 2.20% due 03/20/2051	JPY	33,000,000	413,709

			25,421,327

Jordan - 0.7%

Kingdom of Jordan Senior Notes 5.75% due 01/31/2027*		1,450,000	1,404,542

Kenya - 0.7%

Republic of Kenya Senior Notes 6.88% due 06/24/2024		1,400,000	1,377,264

Lebanon - 1.0%

Republic of Lebanon Senior Notes 6.00% due 05/20/2019		800,000	817,208
Republic of Lebanon Senior Notes 6.60% due 11/27/2026		900,000	899,334
Republic of Lebanon Senior Notes 8.25% due 04/12/2021		260,000	285,479

			2,002,021

Lithuania - 1.0%

Republic of Lithuania Senior Notes 6.63% due 02/01/2022		750,000	879,204
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		1,000,000	1,136,452

			2,015,656

Mexico - 2.2%

United Mexican States Senior Notes 3.38% due 02/23/2031	EUR	1,000,000	1,098,947
United Mexican States Senior Notes 4.00% due 10/02/2023		500,000	512,000
United Mexican States Senior Notes 4.13% due 01/21/2026		800,000	818,120
United Mexican States Senior Notes 4.35% due 01/15/2047		700,000	625,450
United Mexican States Senior Notes 4.60% due 01/23/2046		200,000	187,000
United Mexican States Senior Notes 6.05% due 01/11/2040		400,000	448,500
United Mexican States Bonds 10.00% due 11/20/2036	MXN	10,000,000	607,585

			4,297,602

Morocco - 0.2%

Kingdom of Morocco Senior Notes 5.50% due 12/11/2042		350,000	367,740

Namibia - 0.5%

Republic of Namibia Senior Notes 5.25% due 10/29/2025		970,000	986,733

Norway - 1.0%

Kingdom of Norway Bonds 3.00% due 03/14/2024*	NOK	5,000,000	661,372
Kingdom of Norway Bonds 3.75% due 05/25/2021*	NOK	10,000,000	1,330,590

			1,991,962

Panama - 0.4%

Republic of Panama Senior Notes 5.20% due 01/30/2020		650,000	703,625

Paraguay - 0.5%

Republic of Paraguay Senior Bonds 6.10% due 08/11/2044*		250,000	258,750
Republic of Paraguay Senior Notes 6.10% due 08/11/2044		700,000	724,500

			983,250

Peru - 0.4%

Republic of Peru Senior Notes 4.13% due 08/25/2027		151,000	163,269
Republic of Peru Senior Notes 8.75% due 11/21/2033#		400,000	603,500

			766,769

Philippines - 0.3%

Republic of the Philippines Senior Notes 4.00% due 01/15/2021		600,000	640,879

Poland - 0.9%

Republic of Poland Senior Notes 3.00% due 03/17/2023		1,000,000	1,000,000
Republic of Poland Senior Notes 6.38% due 07/15/2019		700,000	772,450

			1,772,450

Romania - 0.2%

Government of Romania Senior Notes 6.13% due 01/22/2044		340,000	411,366

Serbia - 0.7%

Republic of Serbia Notes 5.88% due 12/03/2018		500,000	525,750
Republic of Serbia Senior Notes 7.25% due 09/28/2021		700,000	794,343

			1,320,093

Slovenia - 0.3%

Republic of Slovenia Bonds 1.75% due 11/03/2040	EUR	700,000	657,729

South Africa - 0.6%

Republic of South Africa Senior Notes 5.88% due 09/16/2025		500,000	549,395
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	7,000,000	592,605

			1,142,000

Spain - 2.3%

Kingdom of Spain Bonds 1.15% due 07/30/2020	EUR	1,000,000	1,098,417
Kingdom of Spain Senior Bonds 4.40% due 10/31/2023*	EUR	750,000	972,354
Kingdom of Spain Senior Bonds 5.50% due 04/30/2021*	EUR	1,500,000	1,938,994
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	300,000	460,239

			4,470,004

Sri Lanka - 1.3%

Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022		300,000	310,829
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026*		460,000	478,508
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026		640,000	665,751
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*		400,000	416,071
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		700,000	728,124

			2,599,283

Sweden - 0.4%

Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	5,600,000	848,917

Turkey - 2.3%
Republic of Turkey Senior Notes 4.88% due 04/16/2043		900,000	754,497
Republic of Turkey Senior Bonds 5.75% due 03/22/2024		650,000	667,192
Republic of Turkey Senior Notes 6.00% due 03/25/2027		650,000	665,487
Republic of Turkey Senior Notes 6.63% due 02/17/2045		340,000	354,756
Republic of Turkey Senior Notes 6.75% due 04/03/2018		470,000	489,684
Republic of Turkey Senior Notes 7.00% due 03/11/2019		700,000	747,264
Republic of Turkey Senior Notes 7.38% due 02/05/2025		200,000	224,300
Republic of Turkey Senior Notes 11.88% due 01/15/2030		380,000	580,997

			4,484,177

Ukraine - 0.8%
Government of Ukraine Senior Notes 7.75% due 09/01/2021		1,100,000	1,078,660
Government of Ukraine Senior Notes 7.75% due 09/01/2023		600,000	574,500

			1,653,160

United Kingdom - 1.9%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	600,000	756,654
United Kingdom Gilt Treasury Bonds 2.00% due 09/07/2025	GBP	400,000	539,973
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	300,000	410,504
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	370,000	630,463
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	827,668
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	290,000	518,096

			3,683,358

Venezuela - 1.0%
Republic of Venezuela Senior Notes 8.25% due 10/13/2024		1,940,000	936,050
Republic of Venezuela Senior Notes 9.25% due 05/07/2028		1,100,000	532,950
Republic of Venezuela Senior Notes 9.38% due 01/13/2034		1,000,000	495,700

			1,964,700

Total Foreign Government Obligations
(cost $123,810,338)			120,219,397

U.S. GOVERNMENT TREASURIES - 27.0%
United States - 27.0%
United States Treasury Bonds
2.88% due 08/15/2045		1,000,000	979,141
3.00% due 05/15/2042		1,720,000	1,733,235
3.75% due 11/15/2043		500,000	574,278
4.38% due 02/15/2038		620,000	780,013
United States Treasury Notes
0.75% due 02/28/2018		1,500,000	1,497,012
1.13% due 02/28/2021		2,500,000	2,439,647
1.38% due 09/30/2018#		2,000,000	2,008,204
1.38% due 04/30/2021		2,500,000	2,459,180
1.63% due 05/15/2026		1,200,000	1,126,594
1.75% due 09/30/2019		3,000,000	3,028,242
1.75% due 12/31/2020		2,000,000	2,002,578
1.75% due 01/31/2023		1,000,000	982,422
1.75% due 05/15/2023		1,500,000	1,468,828
1.88% due 11/30/2021		2,000,000	2,000,078
1.88% due 10/31/2022		2,000,000	1,983,046
2.00% due 11/30/2020		3,000,000	3,033,867
2.00% due 02/15/2025		1,000,000	978,906
2.00% due 08/15/2025		1,000,000	974,727
2.25% due 11/15/2025		2,000,000	1,985,390
2.38% due 08/15/2024		2,050,000	2,069,459
2.50% due 05/15/2024		4,500,000	4,587,187
2.63% due 11/15/2020		2,600,000	2,688,767
2.75% due 12/31/2017		2,150,000	2,183,426
2.75% due 02/28/2018		3,030,000	3,083,025
2.75% due 11/15/2023		2,000,000	2,073,282
2.75% due 02/15/2024		1,200,000	1,243,828
3.13% due 05/15/2021		1,360,000	1,433,579
3.38% due 11/15/2019		1,800,000	1,894,500

Total U.S. Government Treasuries
(cost $53,841,189)			53,292,441

Total Long-Term Investment Securities
(cost $195,720,500)			191,470,551

SHORT-TERM INVESTMENT SECURITIES - 2.5%
Registered Investment Companies - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(6)(7)		1,313,715	1,313,715

Time Deposits - 1.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.07% due 03/01/2017	3,645,000	3,645,000

Total Short-Term Investment Securities
(cost $4,958,715)		4,958,715

TOTAL INVESTMENTS -
(cost $200,679,215)(8)	99.5%	196,429,266
Other assets less liabilities	0.5	922,929

NET ASSETS -	100.0%	$197,352,195

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2017, the aggregate value of these securities was $24,539,070 representing 12.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Denominated in United States Dollars unless otherwise indicated.
(2)	Illiquid security. At February 28, 2017, the aggregate value of these securities was $186,676 representing 0.1% of net assets.
(3)	Security in default.
(4)	Company has filed for bankruptcy protection.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(6)	At February 28, 2017, the Fund had loaned securities with a total value of $3,307,529. This was secured by collateral of $1,313,715, which was received in cash and subsequently invested in short-term investments currently valued at $1,313,715 as reported in the Portfolio of Investments. Additional collateral of $2,122,459 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.04% to 7.50%	11/01/2017 to 03/01/2047	$387,747
Federal National Mtg. Assoc.	0.00% to 8.50%	03/01/2018 to 03/01/2047	960,144
Government National Mtg. Assoc.	2.50% to 5.50%	11/16/2032 to 01/20/2067	725,308
United States Treasury Notes/Bonds	0.75% to 2.38%	01/15/2027 to 02/15/2045	49,260

(7)	The rate shown is the 7-day yield as of February 28, 2017.
(8)	See Note 4 for cost of investments on a tax basis.

AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
EUR	- Euro Dollar
GBP	- British Pound
JPY	- Japanese Yen
MXN	- Mexican Peso
NOK	- Norwegian Krone
SEK	- Swedish Krona
ZAR	- South African Rand
VRS	- Variable Rate Security

The rates shown on VRS are the current interest rates as of February 28, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*

Sovereign	60.9%
United States Treasury Notes	24.9
United States Treasury Bonds	2.1
Time Deposits	1.8
Banks-Commercial	1.7
Oil Companies-Integrated	0.9
Registered Investment Companies	0.7
Oil Refining & Marketing	0.7
Pipelines	0.5
Paper & Related Products	0.5
Oil Companies-Exploration & Production	0.4
Cellular Telecom	0.4
Telecom Services	0.3
Auto-Cars/Light Trucks	0.3
Investment Management/Advisor Services	0.2
Metal Processors & Fabrication	0.2
Electric-Generation	0.2
Import/Export	0.2
Transport-Marine	0.2
Metal-Iron	0.2
E-Commerce/Products	0.2
Food-Meat Products	0.2
Food-Misc./Diversified	0.2
Petrochemicals	0.2
Investment Companies	0.2
Transport-Services	0.2
Metal-Diversified	0.1
Chemicals-Diversified	0.1
Appliances	0.1
Electric-Distribution	0.1
Food-Retail	0.1
Banks-Super Regional	0.1
Gas-Transportation	0.1
Real Estate Investment Trusts	0.1
Retail-Major Department Stores	0.1
Aerospace/Defense	0.1

99.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$17,958,713	$—	$17,958,713
Foreign Government Obligations	—	120,219,397	—	120,219,397
U.S. Government Treasuries	—	53,292,441	—	53,292,441
Short-Term Investment Securities:
Registered Investment Companies	1,313,715	—	—	1,313,715
Time Deposits	—	3,645,000	—	3,645,000

Total Investments at Value	$1,313,715	$195,115,551	$—	$196,429,266

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 97.3%
Australia - 2.7%

Amcor, Ltd.	222,901	$2,401,120
Brambles, Ltd.	101,444	724,105
CSL, Ltd.	33,264	3,005,844
Fortescue Metals Group, Ltd.	480,390	2,441,929
Orica, Ltd.	37,178	521,345
Treasury Wine Estates, Ltd.	234,540	2,141,678

		11,236,021

Austria - 0.4%

Erste Group Bank AG	62,700	1,824,013

Belgium - 1.2%
KBC Group NV	60,081	3,675,138
UCB SA	19,280	1,372,779

		5,047,917

Bermuda - 0.2%

Global Brands Group Holding, Ltd.†	2,804,800	328,790
Li & Fung, Ltd.#	960,800	428,238

		757,028

Brazil - 1.3%

Ambev SA ADR	177,669	1,010,937
Banco Bradesco SA ADR	77,278	816,828
BM&F Bovespa SA	359,002	2,194,863
Cielo SA	138,600	1,215,367

		5,237,995

Canada - 4.3%

Alimentation Couche-Tard, Inc., Class B	42,130	1,873,361
Canadian National Railway Co. (NYSE)	35,667	2,488,487
Canadian National Railway Co. (TSX)	16,077	1,117,958
Cenovus Energy, Inc.	69,469	878,692
CGI Group, Inc., Class A†	53,631	2,465,524
Element Fleet Management Corp.#	74,338	787,483
Fairfax Financial Holdings, Ltd.	2,810	1,265,156
Great-West Lifeco, Inc.#	35,715	974,485
Loblaw Cos., Ltd.	15,180	791,573
PrairieSky Royalty, Ltd.#	38,858	908,696
Suncor Energy, Inc.	124,844	3,886,688

		17,438,103

Cayman Islands - 3.1%

Alibaba Group Holding, Ltd. ADR†	40,842	4,202,642
Baidu, Inc. ADR†	5,719	995,850
CK Hutchison Holdings, Ltd.	229,892	2,840,001
Sands China, Ltd.	367,600	1,534,251
Tencent Holdings, Ltd.	114,300	3,047,843

		12,620,587

China - 0.5%

Kweichow Moutai Co., Ltd., Class A	40,151	2,073,545

Denmark - 2.6%

AP Moller-Maersk A/S, Series B	990	1,614,057
Carlsberg A/S, Class B	31,071	2,729,896
Chr. Hansen Holding A/S	18,960	1,131,626
DSV A/S	40,860	2,011,308
Novo Nordisk A/S, Class B	49,902	1,772,245
Pandora A/S	10,880	1,240,443

		10,499,575

France - 10.6%

Air Liquide SA	20,833	2,248,981
Arkema SA	19,320	1,872,785
BNP Paribas SA	50,410	2,944,181
Criteo SA ADR†	32,190	1,512,286
Danone SA	20,116	1,333,209
Dassault Systemes SE	8,932	721,331
Engie SA	79,202	968,282
Essilor International SA	20,773	2,380,047
Hermes International#	636	277,529
Kering	12,320	2,998,651
L’Oreal SA	17,169	3,193,049
Legrand SA	22,598	1,274,103
LVMH Moet Hennessy Louis Vuitton SE	10,053	2,017,670
Pernod Ricard SA	26,530	3,032,623
Publicis Groupe SA	62,980	4,245,456
Rexel SA	82,480	1,333,844
Schneider Electric SE	53,278	3,606,123
Thales SA	11,970	1,179,334
TOTAL SA	58,302	2,906,048
Valeo SA	28,264	1,736,986
Vivendi SA	77,890	1,374,314

		43,156,832

Germany - 9.2%

adidas AG	13,170	2,210,043
Allianz SE	12,604	2,192,509
Bayer AG	31,367	3,449,293
Beiersdorf AG	22,423	2,045,773
Deutsche Boerse AG	31,066	2,639,158
Deutsche Boerse AG-Tendered†	22,930	1,965,225
Deutsche Post AG	40,707	1,396,171
Fresenius Medical Care AG & Co. KGaA	20,430	1,700,099
HeidelbergCement AG	25,330	2,367,079
Infineon Technologies AG	99,960	1,779,079
Linde AG	5,529	898,235
Merck KGaA	10,487	1,145,989
MTU Aero Engines AG	4,927	625,316
ProSiebenSat.1 Media SE	62,831	2,519,747
SAP SE	88,638	8,258,773
Zalando SE†*	57,390	2,295,160

		37,487,649

Hong Kong - 1.8%

AIA Group, Ltd.	832,600	5,260,795
Galaxy Entertainment Group, Ltd.	416,000	1,993,482

		7,254,277

India - 1.6%

HDFC Bank, Ltd.	55,860	1,163,855
Housing Development Finance Corp., Ltd.	65,505	1,345,961
Tata Consultancy Services, Ltd.	47,623	1,755,917
Tata Motors, Ltd.	309,950	2,123,049

		6,388,782

Indonesia - 0.8%

Astra International Tbk PT	3,005,300	1,847,890
Bank Mandiri Persero Tbk PT	1,819,000	1,541,294

		3,389,184

Ireland - 1.4%

Bank of Ireland†	3,169,310	752,095
CRH PLC	92,590	3,125,631
Ryanair Holdings PLC ADR†	23,238	1,899,707

		5,777,433

Israel - 0.9%

Check Point Software Technologies, Ltd.†	13,622	1,347,352
Teva Pharmaceutical Industries, Ltd. ADR	63,303	2,216,871

		3,564,223

Italy - 1.0%

Azimut Holding SpA#	58,510	982,470
Eni SpA	68,963	1,060,822
Intesa Sanpaolo SpA	249,410	581,295
Luxottica Group SpA	9,334	492,048
UniCredit SpA	77,108	1,033,355

		4,149,990

Japan - 12.2%

Calbee, Inc.#	60,500	2,051,760
CyberAgent, Inc.	27,900	776,069
Daikin Industries, Ltd.	33,000	3,132,716
Daito Trust Construction Co., Ltd.	10,500	1,469,224
Denso Corp.	43,300	1,924,016
FANUC Corp.	22,000	4,332,636
Fuji Heavy Industries, Ltd.	28,800	1,078,478
Hoya Corp.	66,500	3,009,355
Isuzu Motors, Ltd.	46,700	624,981
Japan Tobacco, Inc.	101,100	3,380,949
Kao Corp.	20,200	1,043,039
Keyence Corp.	7,700	2,978,700
Komatsu, Ltd.	132,700	3,201,596
Kubota Corp.	59,800	951,466
Kyocera Corp.	27,600	1,517,761
MonotaRO Co., Ltd.#	26,300	744,439
Nitori Holdings Co., Ltd.	18,200	2,118,973
Omron Corp.	27,400	1,177,996
ORIX Corp.	151,800	2,361,213
Rohm Co., Ltd.	16,600	1,072,731
Ryohin Keikaku Co., Ltd.#	6,200	1,310,695
Shin-Etsu Chemical Co., Ltd.	28,300	2,393,831
Start Today Co., Ltd.	94,800	1,981,311
Sysmex Corp.	20,100	1,161,147
Terumo Corp.	53,100	1,840,976
Yahoo Japan Corp.	456,700	2,117,947

		49,754,005

Jersey - 3.1%

Delphi Automotive PLC	6,905	525,678
Experian PLC	44,162	875,131
Shire PLC	55,690	3,354,257
Wolseley PLC	40,450	2,466,956
WPP PLC	235,701	5,548,149

		12,770,171

Luxembourg - 0.7%

ArcelorMittal†	305,560	2,690,031

Mexico - 1.2%

Cemex SAB de CV ADR†	189,544	1,603,542
Fomento Economico Mexicano SAB de CV ADR	27,955	2,251,496
Grupo Televisa SAB ADR#	42,787	1,091,496

		4,946,534

Netherlands - 3.7%

Akzo Nobel NV	26,500	1,777,370
ASML Holding NV	18,840	2,284,317
Heineken NV	16,439	1,356,665
ING Groep NV	156,384	2,156,236
Mobileye NV†#	26,260	1,195,355
Randstad Holding NV	39,592	2,303,131
RELX NV	53,573	949,515
Unilever NV CVA	35,356	1,671,105
Wolters Kluwer NV	30,466	1,247,939

		14,941,633

Norway - 0.8%

DNB ASA	98,750	1,619,625
Statoil ASA	100,410	1,777,401

		3,397,026

Portugal - 0.5%

Jeronimo Martins SGPS SA	128,728	2,070,163

Russia - 0.2%

Magnit PJSC GDR	24,080	877,957

Singapore - 1.6%

Broadcom, Ltd.	12,862	2,712,982
DBS Group Holdings, Ltd.	155,600	2,079,626
Singapore Telecommunications, Ltd.	169,150	475,561
United Overseas Bank, Ltd.	70,577	1,082,778

		6,350,947

South Korea - 0.6%

NAVER Corp.	2,104	1,443,912
Samsung Electronics Co., Ltd.	490	832,881

		2,276,793

Spain - 1.5%

Amadeus IT Group SA	76,656	3,565,495
Industria de Diseno Textil SA	75,060	2,411,002

		5,976,497

Sweden - 2.4%

Getinge AB, Class B	52,391	889,183
Hennes & Mauritz AB, Class B	42,971	1,135,852
Hexagon AB, Class B	54,760	2,211,851
Investor AB, Class B	53,169	2,108,712
Lundin Petroleum AB†	92,830	1,902,549
Sandvik AB	80,620	1,096,774
Telefonaktiebolaget LM Ericsson, Class B	84,344	548,957

		9,893,878

Switzerland - 7.7%

Cie Financiere Richemont SA	37,906	2,792,895
Julius Baer Group, Ltd.	113,367	5,547,855
Kuehne & Nagel International AG	3,040	432,837
Nestle SA	51,620	3,816,185
Novartis AG	35,882	2,800,965
Roche Holding AG	40,019	9,750,236
UBS Group AG	266,291	4,101,679
Zurich Insurance Group AG	7,441	2,054,452

		31,297,104

Taiwan - 1.0%

Taiwan Semiconductor Manufacturing Co., Ltd.	417,269	2,566,890
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	54,183	1,705,139

		4,272,029

Thailand - 0.4%

Kasikornbank PCL NVDR	338,300	1,855,995

Turkey - 0.3%

Akbank TAS	440,834	1,052,691

United Kingdom - 15.5%

Aberdeen Asset Management PLC	222,536	763,510
Ashtead Group PLC	128,421	2,638,856
ASOS PLC†	30,000	2,022,090
Auto Trader Group PLC*	129,444	634,773
Aviva PLC	437,485	2,703,410
Barclays PLC	328,792	924,078
British American Tobacco PLC	97,174	6,125,382
Bunzl PLC	51,860	1,451,104
Compass Group PLC	350,319	6,511,708
Diageo PLC	66,907	1,882,929
HSBC Holdings PLC	201,600	1,623,105
Informa PLC	163,309	1,361,754
Kingfisher PLC	112,723	460,460
Lloyds Banking Group PLC	1,585,917	1,351,347
London Stock Exchange Group PLC	55,580	2,122,788
Next PLC	20,870	991,061
Prudential PLC	38,297	763,898
Reckitt Benckiser Group PLC	45,295	4,109,097
RELX PLC	263,272	4,916,551
Rio Tinto PLC	102,499	4,193,320
Rolls-Royce Holdings PLC	81,154	792,509
Royal Dutch Shell PLC, Class A	68,971	1,781,394
Royal Dutch Shell PLC, Class B	48,198	1,299,894
Sky PLC	230,595	2,854,185
Smith & Nephew PLC	71,765	1,078,391
Smiths Group PLC	39,609	734,775
St James’s Place PLC	127,981	1,675,395
Tullow Oil PLC†#	328,850	1,095,216
Weir Group PLC	104,020	2,430,449
Whitbread PLC	16,110	764,621
Worldpay Group PLC*	391,270	1,317,667

		63,375,717

United States - 0.3%

Yum China Holdings, Inc.†	39,746	1,056,846

Total Long-Term Investment Securities
(cost $358,164,890)		396,759,171

SHORT-TERM INVESTMENT SECURITIES - 3.2%
Registered Investment Companies - 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(1)(2)	4,854,772	4,854,772

Time Deposits - 1.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.07% due 03/01/2017	$7,405,000	7,405,000

U.S. Government Agencies - 0.2%
Federal Home Loan Bank 0.36% due 03/01/2017	676,000	676,000

Total Short-Term Investment Securities
(cost $12,935,772)		12,935,772

TOTAL INVESTMENTS
(cost $371,100,662)(3)	100.5%	409,694,943
Liabilities in excess of other assets	(0.5)	(1,921,978)

NET ASSETS	100.0%	$407,772,965

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2017, the aggregate value of these securities was $4,247,600 representing 1.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At February 28, 2017, the Fund had loaned securities with a total value of $8,938,210. This was secured by collateral of $4,854,772, which was received in cash and subsequently invested in short-term investments currently valued at $4,854,772 as reported in the Portfolio of Investments. Additional collateral of $4,582,858 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	$295,697
United States Treasury Notes/Bonds	zero coupon to 8.00%	04/15/2017 to 02/15/2046	4,287,161

(2)	The rates shown is the 7-day yield as of February 28, 2017.
(3)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

NYSE	- New York Stock Exchange
TSX	- Toronto Stock Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$396,759,171	$—	$—	$396,759,171
Short-Term Investment Securities:
Registered Investment Companies	4,854,772	—	—	4,854,772
Other Short-Term Investment Securities	—	8,081,000	—	8,081,000

Total Investments at Value	$401,613,943	$8,081,000	$—	$409,694,943

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Industry Allocation*

Medical-Drugs	5.8%
Banks-Commercial	4.9
Oil Companies-Integrated	3.3
Diversified Banking Institutions	2.9
Insurance-Life/Health	2.8
Tobacco	2.3
Beverages-Wine/Spirits	2.3
E-Commerce/Products	2.2
Finance-Other Services	2.2
Food-Misc./Diversified	2.0
Enterprise Software/Service	2.0
Cosmetics & Toiletries	1.9
Time Deposits	1.8
Building Products-Cement	1.8
Retail-Apparel/Shoe	1.7
Food-Catering	1.6
Electronic Components-Semiconductors	1.6
Commercial Services	1.4
Electronic Components-Misc.	1.4
Distribution/Wholesale	1.4
Advertising Agencies	1.4
Diversified Financial Services	1.4
Auto/Truck Parts & Equipment-Original	1.3
Brewery	1.3
Registered Investment Companies	1.2
Web Portals/ISP	1.1
Industrial Automated/Robotic	1.1
Semiconductor Components-Integrated Circuits	1.0
Insurance-Multi-line	1.0
Advertising Services	1.0
Metal-Diversified	1.0
Soap & Cleaning Preparation	1.0
Retail-Jewelry	1.0
Chemicals-Diversified	1.0
Transport-Services	0.9
Food-Retail	0.9
Transport-Rail	0.9
Power Converter/Supply Equipment	0.9
Transactional Software	0.9
Casino Hotels	0.9
Rental Auto/Equipment	0.8
Machinery-Construction & Mining	0.8
Auto-Cars/Light Trucks	0.8
Industrial Gases	0.8
Building Products-Air & Heating	0.8
Internet Application Software	0.8
Oil Companies-Exploration & Production	0.8
Medical-Biomedical/Gene	0.7
Retail-Major Department Stores	0.7
Electronic Measurement Instruments	0.7
Medical Products	0.7
Cable/Satellite TV	0.7
Diversified Operations	0.7
Steel-Producers	0.7
Aerospace/Defense	0.7
Multimedia	0.6
Television	0.6
Computers-Integrated Systems	0.6
Metal-Iron	0.6
Machinery-Pumps	0.6
Containers-Paper/Plastic	0.6
Chemicals-Specialty	0.6
Optical Supplies	0.6
Finance-Leasing Companies	0.6
Human Resources	0.6
E-Marketing/Info	0.6
Semiconductor Equipment	0.6
Medical-Generic Drugs	0.6
Beverages-Non-alcoholic	0.5
Machinery-General Industrial	0.5
Athletic Footwear	0.5
Retail-Home Furnishings	0.5
Investment Companies	0.5
Commercial Services-Finance	0.5
Medical Instruments	0.5
Textile-Apparel	0.5
Retail-Convenience Store	0.5
Computer Services	0.5
Airlines	0.4
Retail-Automobile	0.4
Investment Management/Advisor Services	0.4
Dialysis Centers	0.4
Transport-Marine	0.4
Real Estate Management/Services	0.4
Computer Data Security	0.3
Finance-Mortgage Loan/Banker	0.3
Finance-Credit Card	0.3
Retail-Misc./Diversified	0.3
Electric Products-Misc.	0.3
Insurance-Property/Casualty	0.3
Publishing-Periodicals	0.3
Machine Tools & Related Products	0.3
Broadcast Services/Program	0.3
Retail-Restaurants	0.3
Electric-Integrated	0.2
Machinery-Farming	0.2
Oil-U.S. Royalty Trusts	0.2
Hotels/Motels	0.2
Diversified Manufacturing Operations	0.2
Diversified Operations/Commercial Services	0.2
Computer Aided Design	0.2
U.S. Government Agencies	0.2
E-Commerce/Services	0.2
Apparel Manufacturers	0.2
Auto-Heavy Duty Trucks	0.1
Networking Products	0.1
Explosives	0.1
Retail-Vision Service Center	0.1
Telecom Services	0.1
Retail-Building Products	0.1

100.5%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.2%
Agricultural Chemicals - 0.6%

Monsanto Co.	8,495	$966,986

Applications Software - 2.8%

Microsoft Corp.	71,500	4,574,570

Banks-Fiduciary - 1.9%

Bank of New York Mellon Corp.	64,391	3,035,392

Banks-Super Regional - 2.2%

Wells Fargo & Co.	62,809	3,635,385

Beverages-Non-alcoholic - 1.6%

PepsiCo, Inc.	22,874	2,524,832

Building Products-Air & Heating - 0.5%

Johnson Controls International PLC	20,083	842,281

Cable/Satellite TV - 2.8%

Comcast Corp., Class A	120,708	4,516,893

Coatings/Paint - 1.4%

Sherwin-Williams Co.	7,393	2,281,036

Commercial Services - 1.0%

Nielsen Holdings PLC	37,830	1,678,139

Commercial Services-Finance - 0.4%

S&P Global, Inc.	4,505	583,262

Computer Software - 0.7%

Akamai Technologies, Inc.†	18,100	1,133,060

Computers - 4.5%

Apple, Inc.	52,968	7,256,086

Cruise Lines - 0.4%

Royal Caribbean Cruises, Ltd.	7,540	724,594

Data Processing/Management - 1.1%

Dun & Bradstreet Corp.	867	91,503
Fidelity National Information Services, Inc.	21,415	1,761,812

		1,853,315

Diagnostic Equipment - 1.1%

Abbott Laboratories	37,966	1,711,507

Diversified Banking Institutions - 8.0%

Citigroup, Inc.	79,420	4,750,110
JPMorgan Chase & Co.	55,545	5,033,488
Morgan Stanley	71,695	3,274,311

		13,057,909

Diversified Manufacturing Operations - 2.4%

Eaton Corp. PLC	11,825	851,163
General Electric Co.	104,127	3,104,026

		3,955,189

E-Commerce/Services - 0.6%

Expedia, Inc.#	8,060	959,462

Electric-Integrated - 1.2%

Edison International	16,924	1,349,520
Southern Co.	12,935	657,356

		2,006,876

Electronic Components-Semiconductors - 1.8%

Broadcom, Ltd.	14,265	3,008,916

Entertainment Software - 1.9%

Activision Blizzard, Inc.	33,420	1,508,245
Electronic Arts, Inc.†	17,870	1,545,755

		3,054,000

Finance-Credit Card - 1.6%

MasterCard, Inc., Class A	23,117	2,553,504

Food-Retail - 0.9%

Kroger Co.	46,990	1,494,282

Hazardous Waste Disposal - 0.3%

Stericycle, Inc.†	5,975	495,208

Home Decoration Products - 0.4%

Newell Brands, Inc.	13,695	671,466

Hotels/Motels - 0.5%

Marriott International, Inc., Class A	10,049	874,163

Instruments-Controls - 2.2%

Honeywell International, Inc.	29,066	3,618,717

Insurance Brokers - 0.4%

Aon PLC	5,382	622,428

Insurance-Reinsurance - 3.1%

Berkshire Hathaway, Inc., Class B†	29,104	4,989,008

Internet Content-Entertainment - 2.8%

Facebook, Inc., Class A†	33,820	4,583,963

Internet Security - 0.4%

Palo Alto Networks, Inc.†#	4,290	651,651

Investment Management/Advisor Services - 0.5%

BlackRock, Inc.	1,047	405,671
Invesco, Ltd.	11,826	380,679

		786,350

Medical Instruments - 0.7%

Medtronic PLC	15,018	1,215,106

Medical Products - 1.2%

Cooper Cos., Inc.#	2,986	594,632
Zimmer Biomet Holdings, Inc.	11,285	1,321,248

		1,915,880

Medical-Biomedical/Gene - 3.1%

Alexion Pharmaceuticals, Inc.†	6,575	862,969
Biogen, Inc.†	5,640	1,627,704
Celgene Corp.†	15,032	1,856,602
Vertex Pharmaceuticals, Inc.†#	7,250	656,995

		5,004,270

Medical-Drugs - 5.7%

Allergan PLC	8,475	2,074,849
Bristol-Myers Squibb Co.	23,250	1,318,508
Johnson & Johnson	25,763	3,148,496
Pfizer, Inc.	80,880	2,759,626

		9,301,479

Medical-HMO - 2.5%

Anthem, Inc.	11,725	1,932,514
Cigna Corp.	14,784	2,201,338

		4,133,852

Medical-Wholesale Drug Distribution - 0.5%

Cardinal Health, Inc.	10,914	888,072

Multimedia - 1.2%

Walt Disney Co.	17,170	1,890,245

Oil Companies-Exploration & Production - 2.5%

Canadian Natural Resources, Ltd.	21,543	618,500

ConocoPhillips	37,876	1,801,761
EQT Corp.	9,630	576,741
Noble Energy, Inc.	30,157	1,098,016

		4,095,018

Oil Companies-Integrated - 3.0%
Chevron Corp.	20,840	2,344,500
Exxon Mobil Corp.	30,951	2,516,935

		4,861,435

Oil-Field Services - 0.9%
Schlumberger, Ltd.	18,685	1,501,527

Real Estate Investment Trusts - 1.5%
American Tower Corp.	21,740	2,495,535

Retail-Apparel/Shoe - 1.4%
Coach, Inc.	37,245	1,418,662
PVH Corp.	10,090	924,244

		2,342,906

Retail-Arts & Crafts - 0.4%
Michaels Cos., Inc.†	29,986	602,419

Retail-Building Products - 2.4%
Lowe’s Cos., Inc.	53,470	3,976,564

Retail-Catalog Shopping - 0.2%
Liberty Interactive Corp. QVC Group, Class A†	15,360	289,997

Retail-Drug Store - 2.8%
CVS Health Corp.	42,714	3,441,894
Walgreens Boots Alliance, Inc.	12,879	1,112,488

		4,554,382

Retail-Restaurants - 2.0%
Chipotle Mexican Grill, Inc.†#	1,720	720,233
McDonald’s Corp.	12,225	1,560,521
Starbucks Corp.	17,070	970,771

		3,251,525

Telephone-Integrated - 2.7%
AT&T, Inc.	66,325	2,771,722
Verizon Communications, Inc.	33,803	1,677,643

		4,449,365

Tobacco - 3.1%
Philip Morris International, Inc.	45,980	5,027,913

Transport-Services - 2.2%
FedEx Corp.	18,280	3,527,674

Web Portals/ISP - 4.2%
Alphabet, Inc., Class A†	2,502	2,114,015
Alphabet, Inc., Class C†	5,803	4,777,088

		6,891,103

Total Long-Term Investment Securities
(cost $130,503,397)		156,916,697

SHORT-TERM INVESTMENT SECURITIES - 0.4%
Registered Investment Companies - 0.4%

State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(1)(2) (cost $666,888)	666,888	666,888

REPURCHASE AGREEMENTS - 3.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 02/28/2017, to be repurchased 03/01/2017 in the amount of $5,621,005 collateralized by $5,715,000 of United States Treasury Bonds, bearing interest at 0.88% due 02/15/2047 and having an approximate value of $5,736,431 (cost $5,621,000)	$5,621,000	5,621,000

TOTAL INVESTMENTS
(cost $136,791,285)(3)	100.0%	163,204,585
Liabilities in excess of other assets	(0.0)	(20,136)

NET ASSETS	100.0%	$163,184,449

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2017, the Fund had loaned securities with a total value of $2,974,619. This was secured by collateral of $666,888, which was received in cash and subsequently invested in short-term investments currently valued at $666,888 as reported in the Portfolio of Investments. Additional collateral of $2,374,342 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$ 153,910
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	268,326
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	617,438
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	230,810
United States Treasury Notes/Bonds	0.00% to 7.63%	04/15/2017 to 02/15/2046	1,103,858

(2)	The rate shown is the 7-day yield as of February 28, 2017.
(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$156,916,697	$—	$—	$156,916,697
Short-Term Investment Securities	666,888	—	—	666,888
Repurchase Agreements	—	5,621,000	—	5,621,000

Total Investments at Value	$157,583,585	$5,621,000	$—	$163,204,585

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.6%
Advertising Agencies - 0.4%

Omnicom Group, Inc.#	17,891	$1,522,524

Aerospace/Defense-Equipment - 1.3%

United Technologies Corp.	46,832	5,270,942

Agricultural Chemicals - 2.1%

Monsanto Co.	75,172	8,556,829

Apparel Manufacturers - 1.2%

VF Corp.#	94,018	4,931,244

Athletic Footwear - 2.6%

NIKE, Inc., Class B#	182,758	10,446,447

Beverages-Non-alcoholic - 1.4%

PepsiCo, Inc.	51,944	5,733,579

Beverages-Wine/Spirits - 0.9%

Pernod Ricard SA	32,386	3,702,018

Brewery - 0.8%

Ambev SA ADR#	555,822	3,162,627

Chemicals-Diversified - 1.9%

LyondellBasell Industries NV, Class A	15,782	1,439,950
PPG Industries, Inc.	60,391	6,185,850

		7,625,800

Coatings/Paint - 2.1%

Sherwin-Williams Co.#	27,401	8,454,305

Commercial Services - 2.5%

Ecolab, Inc.#	79,149	9,812,102

Commercial Services-Finance - 3.2%

Equifax, Inc.	49,649	6,509,481
Moody’s Corp.	56,541	6,296,971

		12,806,452

Computer Services - 5.9%

Accenture PLC, Class A#	128,413	15,730,593
Cognizant Technology Solutions Corp., Class A†	135,931	8,056,630

		23,787,223

Computers - 2.5%

Apple, Inc.	73,840	10,115,342

Cosmetics & Toiletries - 7.4%

Colgate-Palmolive Co.	152,978	11,164,335
Coty, Inc., Class A#	304,800	5,724,144
Estee Lauder Cos., Inc., Class A#	113,953	9,441,006
L’Oreal SA	17,121	3,184,122

		29,513,607

Data Processing/Management - 3.3%

Fidelity National Information Services, Inc.	97,649	8,033,583
Fiserv, Inc.†	44,265	5,108,181

		13,141,764

Dental Supplies & Equipment - 0.8%

DENTSPLY SIRONA, Inc.#	50,335	3,197,279

Diagnostic Equipment - 7.9%

Abbott Laboratories	245,451	11,064,931
Danaher Corp.	72,787	6,226,928
Thermo Fisher Scientific, Inc.	91,295	14,395,396

		31,687,255

Distribution/Wholesale - 1.1%

Fastenal Co.#	32,912	1,646,587
WW Grainger, Inc.#	11,528	2,858,483

		4,505,070

Diversified Manufacturing Operations - 0.8%

Colfax Corp.†#	79,908	3,040,499

Electronic Components-Semiconductors - 1.9%

Texas Instruments, Inc.	100,789	7,722,453

Electronic Connectors - 1.5%

Amphenol Corp., Class A	85,969	5,949,914

Electronic Measurement Instruments - 0.7%

Fortive Corp.	46,190	2,662,854

Entertainment Software - 1.2%

Electronic Arts, Inc.†	55,750	4,822,375

Finance-Credit Card - 4.7%

MasterCard, Inc., Class A	54,875	6,061,493
Visa, Inc., Class A#	142,930	12,569,264

		18,630,757

Finance-Investment Banker/Broker - 0.9%

Charles Schwab Corp.#	86,138	3,480,837

Finance-Other Services - 0.6%

CME Group, Inc.#	19,212	2,333,490

Food-Catering - 0.9%

Compass Group PLC	195,740	3,638,403

Gambling (Non-Hotel) - 1.0%

Paddy Power Betfair PLC	36,826	4,032,632

Industrial Gases - 0.3%

Praxair, Inc.#	11,713	1,390,450

Instruments-Controls - 1.7%

Mettler-Toledo International, Inc.†#	13,903	6,620,887

Instruments-Scientific - 1.5%

Waters Corp.†	38,955	6,037,635

Insurance Brokers - 1.4%

Aon PLC#	48,879	5,652,856

Medical Products - 2.5%

Cooper Cos., Inc.#	23,443	4,668,439
Zimmer Biomet Holdings, Inc.	44,390	5,197,181

		9,865,620

Medical-Drugs - 4.7%

Eli Lilly & Co.	62,712	5,193,180
Roche Holding AG	22,408	5,459,489
Zoetis, Inc.	152,490	8,129,242

		18,781,911

Multimedia - 2.7%

Time Warner, Inc.	24,840	2,439,536
Twenty-First Century Fox, Inc., Class A	217,995	6,522,410
Walt Disney Co.	16,549	1,821,880

		10,783,826

Oil-Field Services - 0.5%

Schlumberger, Ltd.	26,493	2,128,977

Pharmacy Services - 0.8%

Express Scripts Holding Co.†#	43,397	3,065,998

Private Equity - 1.8%

Blackstone Group LP	244,606	7,225,661

Retail-Auto Parts - 1.5%

AutoZone, Inc.†	8,285	6,102,317

Retail-Drug Store - 1.6%

CVS Health Corp.	78,086	6,292,170

Retail-Major Department Stores - 1.8%

TJX Cos., Inc.	93,481	7,333,584

Retail-Restaurants - 0.7%

Starbucks Corp.	49,435	2,811,368

Semiconductor Components-Integrated Circuits - 1.1%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	140,832	4,431,983

Soap & Cleaning Preparation - 0.8%

Church & Dwight Co., Inc.	60,352	3,007,944

Textile-Apparel - 1.5%

LVMH Moet Hennessy Louis Vuitton SE	30,897	6,201,128

Transport-Rail - 1.3%

Union Pacific Corp.	49,712	5,365,913

Vitamins & Nutrition Products - 1.9%

Mead Johnson Nutrition Co.	84,586	7,425,805

Web Portals/ISP - 6.0%

Alphabet, Inc., Class A†	28,509	24,088,109

Total Long-Term Investment Securities
(cost $325,153,591)		398,900,765

SHORT-TERM INVESTMENT SECURITIES - 0.7%
Registered Investment Companies - 0.3%

State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(1)(2)	1,146,702	1,146,702

U.S. Government Agencies - 0.4%

Federal Home Loan Bank Disc. Notes 0.36% due 03/01/2017	$1,462,000	1,462,000

Total Short-Term Investment Securities
(cost $2,608,702)		2,608,702

TOTAL INVESTMENTS
(cost $327,762,293)(3)	100.3%	401,509,467
Liabilities in excess of other assets	(0.3)	(1,084,668)

NET ASSETS	100.0%	$400,424,799

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At February 28, 2017, the Fund had loaned securities with a total value of $73,116,505. This was secured by collateral of $1,146,702, which was received in cash and subsequently invested in short-term investments currently valued at $1,146,702 as reported in the Portfolio of Investments. Additional collateral of $73,960,858 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$4,221,113
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	7,359,094
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	16,933,813
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	5,569,038
United States Treasury Notes/Bonds	0.00% to 8.75%	04/15/2017 to 08/15/2046	39,877,800

(2)	The rate shown is the 7-day yield as of February 28, 2017.
(3)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level - 2 Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$398,900,765	$—	$—	$398,900,765
Short-Term Investment Securities:
Registered Investment Companies	1,146,702	—	—	1,146,702
U.S. Government Agencies	—	1,462,000	—	1,462,000

Total Investments at Value	$400,047,467	$1,462,000	$—	$401,509,467

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 92.4%
Aerospace/Defense - 0.4%

Esterline Technologies Corp.†#	56,201	$4,996,269
Teledyne Technologies, Inc.†	66,398	8,725,361

		13,721,630

Aerospace/Defense-Equipment - 1.1%

B/E Aerospace, Inc.	193,074	12,279,506
Curtiss-Wright Corp.	84,049	8,222,514
KLX, Inc.†#	100,120	5,040,041
Orbital ATK, Inc.#	111,274	10,283,943
Triumph Group, Inc.#	94,159	2,617,620

		38,443,624

Airlines - 0.4%

JetBlue Airways Corp.†#	615,182	12,279,033

Apparel Manufacturers - 0.2%

Carter’s, Inc.	93,819	8,257,010

Applications Software - 0.3%

PTC, Inc.†	219,680	11,838,555

Athletic Equipment - 0.1%

Vista Outdoor, Inc.†#	111,753	2,260,763

Auction Houses/Art Dealers - 0.1%

Sotheby’s†	87,567	3,951,899

Auto/Truck Parts & Equipment-Original - 0.2%

Dana, Inc.	273,303	5,162,694

Banks-Commercial - 6.7%

Associated Banc-Corp.#	281,380	7,245,535
BancorpSouth, Inc.	161,948	5,020,388
Bank of Hawaii Corp.#	81,128	6,852,071
Bank of the Ozarks, Inc.#	172,661	9,449,737
Cathay General Bancorp.	140,918	5,535,259
Chemical Financial Corp.#	134,059	7,141,323
Commerce Bancshares, Inc.#	173,643	10,248,410
Cullen/Frost Bankers, Inc.#	106,481	9,846,298
East West Bancorp, Inc.	273,944	14,825,849
First Horizon National Corp.#	443,211	8,837,627
FNB Corp.#	396,548	6,174,252
Fulton Financial Corp.#	329,263	6,297,155
Hancock Holding Co.#	157,864	7,490,647
International Bancshares Corp.	110,308	4,197,219
MB Financial, Inc.#	134,996	6,077,520
PacWest Bancorp#	228,565	12,593,932
PrivateBancorp, Inc.	151,414	8,570,032
Prosperity Bancshares, Inc.#	132,039	9,842,187
Signature Bank†	102,013	16,068,068
SVB Financial Group†#	98,982	18,894,674
Synovus Financial Corp.#	232,402	9,812,012
TCF Financial Corp.	324,947	5,654,078
Trustmark Corp.#	128,510	4,245,970
UMB Financial Corp.	82,880	6,532,602
Umpqua Holdings Corp.	418,456	7,871,157
Valley National Bancorp#	483,677	5,983,085
Webster Financial Corp.#	174,305	9,574,574

		230,881,661

Batteries/Battery Systems - 0.4%

Energizer Holdings, Inc.	117,317	6,436,011
EnerSys	82,529	6,332,450

		12,768,461

Brewery - 0.1%

Boston Beer Co., Inc., Class A†#	17,173	2,724,496

Building & Construction Products-Misc. - 0.2%

Louisiana-Pacific Corp.†	270,267	6,372,896

Building Products-Air & Heating - 0.4%

Lennox International, Inc.	73,623	12,119,818

Building Products-Cement - 0.3%

Eagle Materials, Inc.	91,631	9,503,051

Building Products-Light Fixtures - 0.1%

Cree, Inc.†#	189,465	5,142,080

Building-Heavy Construction - 0.3%

Dycom Industries, Inc.†#	59,794	4,913,871
Granite Construction, Inc.#	75,259	3,989,479

		8,903,350

Building-Maintenance & Services - 0.2%

Rollins, Inc.#	182,133	6,658,782

Building-Mobile Home/Manufactured Housing - 0.3%

Thor Industries, Inc.#	90,934	10,077,306

Building-Residential/Commercial - 1.0%

CalAtlantic Group, Inc.#	138,915	4,907,867
KB Home#	158,084	2,805,991
NVR, Inc.†#	6,698	12,960,429
Toll Brothers, Inc.†#	283,587	9,681,660
TRI Pointe Group, Inc.†#	276,793	3,304,909

		33,660,856

Cable/Satellite TV - 0.2%

Cable One, Inc.#	8,902	5,567,489

Chemicals-Diversified - 0.3%

Olin Corp.#	314,062	9,761,047

Chemicals-Plastics - 0.2%

PolyOne Corp.	159,205	5,362,024

Chemicals-Specialty - 1.7%

Ashland Global Holdings, Inc.#	118,148	14,255,738
Cabot Corp.#	118,450	6,867,731
Chemours Co.	345,535	11,630,708
Minerals Technologies, Inc.	66,386	5,128,319
NewMarket Corp.#	17,563	7,652,023
Sensient Technologies Corp.	84,644	6,766,441
Versum Materials, Inc.†	206,513	6,259,409

		58,560,369

Coal - 0.2%

CONSOL Energy, Inc.#	335,720	5,227,160

Coatings/Paint - 0.8%

RPM International, Inc.	253,453	13,506,510
Valspar Corp.	138,729	15,429,440

		28,935,950

Commercial Services - 0.4%

CoreLogic, Inc.†	164,121	6,431,902
Live Nation Entertainment, Inc.†	251,285	7,139,007

		13,570,909

Commercial Services-Finance - 0.6%

MarketAxess Holdings, Inc.	71,412	13,941,765
WEX, Inc.†	73,087	8,129,467

		22,071,232

Computer Aided Design - 1.6%

ANSYS, Inc.†#	164,431	17,554,654
Cadence Design Systems, Inc.†	544,838	16,835,494
Synopsys, Inc.†	287,586	20,545,144

		54,935,292

Computer Data Security - 0.3%

Fortinet, Inc.†	279,500	10,439,325

Computer Services - 1.8%

Computer Sciences Corp.#	267,587	18,345,765
Convergys Corp.	181,229	3,965,290
DST Systems, Inc.	60,782	7,269,527
Leidos Holdings, Inc.	271,446	14,468,072
MAXIMUS, Inc.#	123,096	7,345,138
NeuStar, Inc., Class A†	103,704	3,437,788
Science Applications International Corp.#	85,180	7,408,105

		62,239,685

Computer Software - 0.2%

j2 Global, Inc.#	91,236	7,428,435

Computers-Integrated Systems - 0.8%

Diebold Nixdorf, Inc.#	142,787	4,312,167
NCR Corp.†	235,824	11,336,060
NetScout Systems, Inc.†	174,012	6,429,743
VeriFone Systems, Inc.†#	210,874	4,358,766

		26,436,736

Computers-Memory Devices - 0.3%

Brocade Communications Systems, Inc.	764,523	9,411,278

Computers-Other - 0.1%

3D Systems Corp.†#	202,839	3,083,153

Consulting Services - 0.7%

CEB, Inc.	61,242	4,749,317
FTI Consulting, Inc.†	80,526	3,240,367
Gartner, Inc.†#	156,982	16,202,112

		24,191,796

Consumer Products-Misc. - 0.2%

Helen of Troy, Ltd.†	52,970	5,175,169

Containers-Metal/Glass - 0.4%

Greif, Inc., Class A#	48,993	2,794,071
Owens-Illinois, Inc.†#	308,219	6,102,736
Silgan Holdings, Inc.	71,109	4,239,519

		13,136,326

Containers-Paper/Plastic - 1.0%

Bemis Co., Inc.#	178,077	8,827,277
Packaging Corp. of America#	177,457	16,402,350
Sonoco Products Co.#	189,741	10,116,990

		35,346,617

Cosmetics & Toiletries - 0.3%

Avon Products, Inc.†#	831,403	3,658,173
Edgewell Personal Care Co.†	110,049	8,126,018

		11,784,191

Data Processing/Management - 1.3%

Acxiom Corp.†	147,211	4,198,458
Broadridge Financial Solutions, Inc.#	226,281	15,688,062
CommVault Systems, Inc.†	80,044	3,926,158
Fair Isaac Corp.#	58,796	7,647,596
Jack Henry & Associates, Inc.#	148,415	13,916,874

		45,377,148

Decision Support Software - 0.5%

MSCI, Inc.#	178,862	16,918,557

Dental Supplies & Equipment - 0.4%

Align Technology, Inc.†#	142,345	14,627,372

Disposable Medical Products - 0.3%

STERIS PLC#	161,902	11,354,187

Distribution/Wholesale - 0.5%

Fossil Group, Inc.†#	79,575	1,504,763
Pool Corp.#	78,556	9,011,159
Watsco, Inc.	49,022	7,268,492

		17,784,414

Diversified Manufacturing Operations - 1.4%

A.O. Smith Corp.#	280,671	14,134,592
Carlisle Cos., Inc.	122,568	12,661,274
Crane Co.	94,745	6,849,116
ITT, Inc.#	167,604	6,866,736
Trinity Industries, Inc.	289,330	7,765,617

		48,277,335

Drug Delivery Systems - 0.2%

Catalent, Inc.†	237,056	6,803,507

E-Marketing/Info - 0.1%

comScore, Inc.†#	85,834	2,059,158

Electric Products-Misc. - 0.2%

Littelfuse, Inc.#	42,817	6,912,805

Electric-Integrated - 2.4%

Black Hills Corp.#	100,996	6,552,620
Great Plains Energy, Inc.	409,120	11,889,027
Hawaiian Electric Industries, Inc.#	206,226	6,863,201
IDACORP, Inc.	95,778	7,942,870
MDU Resources Group, Inc.#	371,132	10,061,389
NorthWestern Corp.	91,837	5,372,465
OGE Energy Corp.#	379,491	13,976,654
PNM Resources, Inc.#	151,365	5,494,549
Westar Energy, Inc.	269,433	14,543,993

		82,696,768

Electronic Components-Misc. - 0.8%

Gentex Corp.#	544,448	11,449,741
Jabil Circuit, Inc.	352,653	8,996,178
Knowles Corp.†#	168,604	3,191,674
Vishay Intertechnology, Inc.#	254,352	4,031,479

		27,669,072

Electronic Components-Semiconductors - 1.6%

Advanced Micro Devices, Inc.†#	1,444,272	20,884,173
IPG Photonics Corp.†#	70,643	8,357,067

Microsemi Corp.†#	217,865	11,289,764
Monolithic Power Systems, Inc.#	71,108	6,255,371
Silicon Laboratories, Inc.†#	79,333	5,354,978
Synaptics, Inc.†#	66,320	3,524,908

		55,666,261

Electronic Design Automation - 0.2%

Mentor Graphics Corp.	208,122	7,721,326

Electronic Measurement Instruments - 1.0%

Keysight Technologies, Inc.†	322,927	12,142,055
National Instruments Corp.#	200,885	6,476,533
Trimble, Inc.†#	476,179	14,775,834

		33,394,422

Electronic Parts Distribution - 1.0%

Arrow Electronics, Inc.†	170,238	12,291,183
Avnet, Inc.	242,534	11,175,967
SYNNEX Corp.	55,180	6,451,646
Tech Data Corp.†#	66,930	5,822,910

		35,741,706

Engineering/R&D Services - 0.6%

AECOM†#	292,544	10,633,974
EMCOR Group, Inc.	115,244	7,085,201
KBR, Inc.#	271,109	4,080,191

		21,799,366

Enterprise Software/Service - 1.3%

CDK Global, Inc.	284,095	18,872,431
Manhattan Associates, Inc.†#	135,279	6,784,242
Tyler Technologies, Inc.†#	63,337	9,605,056
Ultimate Software Group, Inc.†#	55,108	10,657,336

		45,919,065

Environmental Monitoring & Detection - 0.1%

MSA Safety, Inc.	59,290	4,283,702

Filtration/Separation Products - 0.3%

Donaldson Co., Inc.#	250,945	10,778,088

Finance-Consumer Loans - 0.3%

SLM Corp.†	813,828	9,757,798

Finance-Investment Banker/Broker - 0.7%

Raymond James Financial, Inc.	240,106	18,862,727
Stifel Financial Corp.†	125,901	6,793,618

		25,656,345

Finance-Other Services - 0.7%

CBOE Holdings, Inc.#	154,464	12,055,915
SEI Investments Co.	255,396	12,859,189

		24,915,104

Food-Baking - 0.2%

Flowers Foods, Inc.#	347,213	6,687,322

Food-Canned - 0.3%

TreeHouse Foods, Inc.†#	107,805	9,172,049

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	33,020	1,292,733

Food-Dairy Products - 0.6%

Dean Foods Co.	171,967	3,136,678
WhiteWave Foods Co.†	336,784	18,550,063

		21,686,741

Food-Flour & Grain - 0.3%

Post Holdings, Inc.†#	123,288	10,093,589

Food-Misc./Diversified - 1.3%

Hain Celestial Group, Inc.†#	196,580	6,955,000
Ingredion, Inc.#	137,584	16,632,530
Lamb Weston Holdings, Inc.	263,568	10,329,230
Lancaster Colony Corp.	37,000	4,876,600
Snyder’s-Lance, Inc.#	162,632	6,436,975

		45,230,335

Food-Retail - 0.1%

Sprouts Farmers Market, Inc.†#	254,237	4,693,215

Food-Wholesale/Distribution - 0.1%

United Natural Foods, Inc.†#	95,970	4,131,508

Footwear & Related Apparel - 0.3%

Deckers Outdoor Corp.†#	60,970	3,221,045
Skechers U.S.A., Inc., Class A†	253,366	6,503,905

		9,724,950

Funeral Services & Related Items - 0.3%

Service Corp. International	361,982	11,123,707

Garden Products - 0.6%

Scotts Miracle-Gro Co.	84,493	7,657,601
Toro Co.#	207,725	12,507,122

		20,164,723

Gas-Distribution - 2.3%

Atmos Energy Corp.	197,562	15,467,129
National Fuel Gas Co.#	161,831	9,758,409
New Jersey Resources Corp.#	163,619	6,446,589
ONE Gas, Inc.#	99,280	6,507,804
Southwest Gas Holdings, Inc.	90,229	7,717,286
UGI Corp.#	328,717	15,854,021
Vectren Corp.	157,472	8,873,547
WGL Holdings, Inc.	97,269	8,120,989

		78,745,774

Gold Mining - 0.2%

Royal Gold, Inc.#	124,118	8,197,994

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc.†#	99,247	5,752,356

Home Furnishings - 0.1%

Tempur Sealy International, Inc.†#	95,723	4,421,445

Housewares - 0.2%

Tupperware Brands Corp.#	96,080	5,802,271

Human Resources - 0.4%
ManpowerGroup, Inc.	127,431	12,365,904

Industrial Automated/Robotic - 0.7%

Cognex Corp.#	162,789	12,503,823
Nordson Corp.	101,073	12,132,803

		24,636,626

Instruments-Controls - 0.2%

Woodward, Inc.	105,394	7,425,007

Insurance Brokers - 0.3%

Brown & Brown, Inc.#	218,477	9,416,359

Insurance-Life/Health - 0.4%

CNO Financial Group, Inc.	329,793	6,895,972
Primerica, Inc.#	87,035	7,028,076

		13,924,048

Insurance-Multi-line - 0.9%

American Financial Group, Inc.	138,626	13,039,161
Genworth Financial, Inc., Class A†#	947,041	3,873,398
Kemper Corp.#	92,406	3,922,635
Old Republic International Corp.	464,082	9,611,138

		30,446,332

Insurance-Property/Casualty - 1.5%

Alleghany Corp.†#	29,300	18,921,940
First American Financial Corp.#	208,690	8,153,518
Hanover Insurance Group, Inc.	80,843	7,277,487
Mercury General Corp.#	69,320	4,064,232
WR Berkley Corp.#	184,512	13,104,042

		51,521,219

Insurance-Reinsurance - 1.8%

Aspen Insurance Holdings, Ltd.	114,429	6,413,746
Endurance Specialty Holdings, Ltd.	122,041	11,341,270
Everest Re Group, Ltd.	77,672	18,263,794
Reinsurance Group of America, Inc.	122,017	15,869,531
RenaissanceRe Holdings, Ltd.#	78,208	11,546,629

		63,434,970

Internet Content-Information/News - 0.1%

WebMD Health Corp.†#	70,284	3,647,740

Investment Management/Advisor Services - 0.9%

Eaton Vance Corp.#	215,539	10,050,584
Federated Investors, Inc., Class B#	176,747	4,802,216
Janus Capital Group, Inc.	270,675	3,426,745
Legg Mason, Inc.#	170,828	6,443,632
Waddell & Reed Financial, Inc., Class A#	157,362	3,027,645
WisdomTree Investments, Inc.#	217,715	1,983,384

		29,734,206

Machine Tools & Related Products - 0.5%

Kennametal, Inc.#	151,897	5,633,860
Lincoln Electric Holdings, Inc.#	117,945	9,932,148

		15,566,008

Machinery-Construction & Mining - 0.6%

Joy Global, Inc.	186,537	5,258,478
Oshkosh Corp.	141,504	9,606,707
Terex Corp.#	201,239	6,286,706

		21,151,891

Machinery-Electrical - 0.2%

Regal Beloit Corp.#	85,060	6,332,717

Machinery-Farming - 0.2%

AGCO Corp.#	128,125	7,805,375

Machinery-General Industrial - 1.0%

IDEX Corp.#	144,881	13,356,579
Wabtec Corp.#	169,263	13,561,352
Zebra Technologies Corp., Class A†	100,316	9,099,664

		36,017,595

Machinery-Pumps - 0.3%

Graco, Inc.#	105,815	9,603,769

Medical Information Systems - 0.1%

Allscripts Healthcare Solutions, Inc.†#	351,722	4,283,974

Medical Instruments - 1.1%

Bio-Techne Corp.#	70,899	7,537,982
Halyard Health, Inc.†#	88,693	3,464,348
LivaNova PLC†#	83,142	4,190,357
NuVasive, Inc.†#	95,675	7,152,663
Teleflex, Inc.	83,713	16,004,251

		38,349,601

Medical Products - 0.9%

ABIOMED, Inc.†	76,665	9,044,170
Globus Medical, Inc., Class A†#	136,683	3,801,154
Hill-Rom Holdings, Inc.	113,638	7,551,245
West Pharmaceutical Services, Inc.#	139,070	11,469,103

		31,865,672

Medical-Biomedical/Gene - 0.8%

Bio-Rad Laboratories, Inc., Class A†	39,444	7,677,380
Charles River Laboratories International, Inc.†	89,938	7,821,908
United Therapeutics Corp.†#	80,600	11,906,232

		27,405,520

Medical-Drugs - 0.3%

Akorn, Inc.†#	166,595	3,466,842
Prestige Brands Holdings, Inc.†#	100,589	5,695,349

		9,162,191

Medical-HMO - 0.5%

Molina Healthcare, Inc.†#	80,982	3,928,437
WellCare Health Plans, Inc.†	84,163	11,883,815

		15,812,252

Medical-Hospitals - 0.2%

LifePoint Health, Inc.†	76,307	4,887,463
Tenet Healthcare Corp.†#	151,469	2,923,352

		7,810,815

Medical-Wholesale Drug Distribution - 0.1%

Owens & Minor, Inc.#	116,884	4,217,175

Metal Processors & Fabrication - 0.2%

Timken Co.	133,083	5,882,269

Metal Products-Distribution - 0.1%

Worthington Industries, Inc.#	83,255	4,083,658

Miscellaneous Manufacturing - 0.3%

AptarGroup, Inc.#	119,130	8,876,376

Multimedia - 0.5%

FactSet Research Systems, Inc.#	75,888	13,500,475
Meredith Corp.#	69,411	4,352,070

		17,852,545

Office Furnishings-Original - 0.2%

Herman Miller, Inc.	113,977	3,396,515
HNI Corp.#	84,633	3,877,884

		7,274,399

Oil & Gas Drilling - 0.9%

Diamond Offshore Drilling, Inc.†#	122,511	2,063,085
Ensco PLC, Class A#	576,016	5,610,396
Nabors Industries, Ltd.#	538,591	7,884,972
Noble Corp. PLC#	462,210	3,087,563
Patterson-UTI Energy, Inc.#	311,474	8,602,912
Rowan Cos. PLC, Class A†#	238,369	4,319,246

		31,568,174

Oil Companies-Exploration & Production - 1.1%

Denbury Resources, Inc.†#	757,080	2,051,687
Energen Corp.†	184,466	9,684,465
Gulfport Energy Corp.†	293,505	5,089,376
QEP Resources, Inc.†#	455,230	6,263,965
SM Energy Co.#	183,995	4,535,477
WPX Energy, Inc.†#	740,085	9,547,096

		37,172,066

Oil Field Machinery & Equipment - 0.1%

Dril-Quip, Inc.†#	71,414	4,381,249

Oil Refining & Marketing - 0.6%

HollyFrontier Corp.#	334,080	9,781,863
Murphy USA, Inc.†#	68,950	4,392,115
Western Refining, Inc.#	150,414	5,493,119

		19,667,097

Oil-Field Services - 0.5%

NOW, Inc.†	204,230	3,908,962
Oceaneering International, Inc.	186,351	5,277,460
Oil States International, Inc.†#	97,627	3,592,674
Superior Energy Services, Inc.†#	288,348	4,757,742

		17,536,838

Paper & Related Products - 0.1%

Domtar Corp.	118,929	4,530,006

Physical Therapy/Rehabilitation Centers - 0.2%

HealthSouth Corp.#	170,637	7,221,358

Physicians Practice Management - 0.4%

MEDNAX, Inc.†#	176,015	12,530,508

Power Converter/Supply Equipment - 0.3%

Hubbell, Inc.	97,830	11,604,595

Printing-Commercial - 0.2%

Deluxe Corp.#	92,346	6,795,742

Publishing-Books - 0.1%

John Wiley & Sons, Inc., Class A#	85,387	4,457,201

Publishing-Newspapers - 0.1%

New York Times Co., Class A	231,478	3,333,283

Publishing-Periodicals - 0.1%

Time, Inc.	188,243	3,303,665

Quarrying - 0.1%

Compass Minerals International, Inc.#	64,205	4,866,739

Racetracks - 0.2%

Churchill Downs, Inc.#	23,670	3,557,601
International Speedway Corp., Class A	49,158	1,823,762

		5,381,363

Real Estate Investment Trusts - 9.3%

Alexandria Real Estate Equities, Inc.#	150,909	18,004,953
American Campus Communities, Inc.#	251,026	12,827,429
Camden Property Trust	166,236	14,071,877
Care Capital Properties, Inc.#	159,547	4,194,491
CoreCivic, Inc.	223,381	7,527,940
Corporate Office Properties Trust#	180,074	6,138,723
Cousins Properties, Inc.	650,357	5,560,552
DCT Industrial Trust, Inc.	172,976	8,275,172
Douglas Emmett, Inc.#	273,546	11,034,846
Duke Realty Corp.#	674,015	17,281,745
Education Realty Trust, Inc.	138,809	5,850,799
EPR Properties#	120,913	9,305,464
Equity One, Inc.	176,516	5,588,497
First Industrial Realty Trust, Inc.	222,176	5,976,534
Healthcare Realty Trust, Inc.	220,202	7,037,656
Highwoods Properties, Inc.#	190,434	9,995,881
Hospitality Properties Trust	312,156	9,920,318
Kilroy Realty Corp.	185,557	14,315,722
Lamar Advertising Co., Class A#	157,176	11,863,644
LaSalle Hotel Properties#	214,897	6,210,523
Liberty Property Trust	279,329	11,016,736
Life Storage, Inc.#	88,173	7,814,773
Mack-Cali Realty Corp.	170,432	4,968,093
Medical Properties Trust, Inc.#	608,560	8,166,875
National Retail Properties, Inc.	279,576	12,648,018
Omega Healthcare Investors, Inc.#	370,826	12,103,761
Potlatch Corp.	76,997	3,407,117
Quality Care Properties, Inc.†#	177,854	3,375,669
Rayonier, Inc.#	232,837	6,668,452
Regency Centers Corp.	198,566	13,969,118
Senior Housing Properties Trust#	451,403	9,253,761
Tanger Factory Outlet Centers, Inc.	182,558	6,183,239
Taubman Centers, Inc.	114,836	8,010,959
Uniti Group, Inc.#	266,440	7,718,767
Urban Edge Properties	174,378	4,835,502
Washington Prime Group, Inc.	352,363	3,266,405
Weingarten Realty Investors	223,890	7,941,378

		322,331,389

Real Estate Management/Services - 0.3%

Jones Lang LaSalle, Inc.	85,908	9,853,648

Real Estate Operations & Development - 0.1%

Alexander & Baldwin, Inc.	87,562	3,925,404

Recreational Vehicles - 0.6%

Brunswick Corp.#	170,436	10,207,412
Polaris Industries, Inc.#	113,223	9,647,732

		19,855,144

Rental Auto/Equipment - 0.3%

Aaron’s, Inc.#	120,785	3,295,015
Avis Budget Group, Inc.†#	167,015	5,775,378

		9,070,393

Research & Development - 0.2%

PAREXEL International Corp.†	101,222	6,548,051

Respiratory Products - 0.6%

ResMed, Inc.#	267,874	19,294,964

Retail-Apparel/Shoe - 0.4%

American Eagle Outfitters, Inc.#	324,883	5,149,396
Chico’s FAS, Inc.#	245,527	3,555,231
Kate Spade & Co.†#	243,484	5,809,528

		14,514,155

Retail-Automobile - 0.3%

Copart, Inc.†#	193,793	11,460,918

Retail-Catalog Shopping - 0.2%

MSC Industrial Direct Co., Inc., Class A	84,847	8,534,760

Retail-Computer Equipment - 0.1%

GameStop Corp., Class A#	193,591	4,731,364

Retail-Convenience Store - 0.2%

Casey’s General Stores, Inc.#	74,453	8,530,825

Retail-Discount - 0.2%

Big Lots, Inc.#	84,595	4,343,107
HSN, Inc.	60,497	2,280,737

		6,623,844

Retail-Home Furnishings - 0.1%

RH†#	72,720	2,213,597

Retail-Mail Order - 0.2%

Williams-Sonoma, Inc.#	154,769	7,520,226

Retail-Major Department Stores - 0.1%

J.C. Penney Co., Inc.†#	585,855	3,714,321

Retail-Misc./Diversified - 0.4%

CST Brands, Inc.	143,836	6,922,827
Sally Beauty Holdings, Inc.†#	273,847	5,989,034

		12,911,861

Retail-Office Supplies - 0.1%

Office Depot, Inc.#	1,004,074	4,186,989

Retail-Petroleum Products - 0.1%

World Fuel Services Corp.	133,897	4,843,054

Retail-Restaurants - 2.3%

Brinker International, Inc.#	94,360	3,985,767
Buffalo Wild Wings, Inc.†	34,589	5,361,295
Cheesecake Factory, Inc.#	83,821	5,117,272
Cracker Barrel Old Country Store, Inc.#	45,681	7,354,184
Domino’s Pizza, Inc.	91,365	17,341,991
Dunkin’ Brands Group, Inc.#	174,312	9,588,903
Jack in the Box, Inc.	61,445	5,758,011
Panera Bread Co., Class A†#	41,489	9,575,661
Papa John’s International, Inc.#	50,471	3,983,171
Texas Roadhouse, Inc.#	121,947	5,158,358
Wendy’s Co.#	380,971	5,310,736

		78,535,349

Retail-Sporting Goods - 0.4%

Cabela’s, Inc.†	97,598	4,571,490
Dick’s Sporting Goods, Inc.#	167,110	8,180,035

		12,751,525

Savings & Loans/Thrifts - 0.6%

New York Community Bancorp, Inc.	925,543	14,142,297
Washington Federal, Inc.	169,280	5,730,128

		19,872,425

Schools - 0.2%

DeVry Education Group, Inc.#	108,291	3,481,556
Graham Holdings Co., Class B	8,836	4,755,977

		8,237,533

Semiconductor Components-Integrated Circuits - 0.6%

Cirrus Logic, Inc.†	121,068	6,547,357
Cypress Semiconductor Corp.#	610,333	8,099,119
Integrated Device Technology, Inc.†#	254,713	6,090,188

		20,736,664

Semiconductor Equipment - 0.3%

Teradyne, Inc.#	382,377	10,874,802

Shipbuilding - 0.6%

Huntington Ingalls Industries, Inc.	88,108	19,251,598

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc.	42,777	6,726,683

Steel-Producers - 1.4%

Carpenter Technology Corp.#	88,585	3,593,008
Commercial Metals Co.#	219,566	4,639,429
Reliance Steel & Aluminum Co.#	137,892	11,672,558
Steel Dynamics, Inc.#	463,325	16,957,695
United States Steel Corp.#	327,720	12,689,318

		49,552,008

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.#	206,991	3,976,297

Telecom Equipment-Fiber Optics - 0.2%

Ciena Corp.†#	264,786	6,974,463

Telecommunication Equipment - 0.4%

ARRIS International PLC†#	362,335	9,348,243
Plantronics, Inc.	63,260	3,388,206

		12,736,449

Telephone-Integrated - 0.1%

Telephone & Data Systems, Inc.	177,629	4,801,312

Television - 0.2%

AMC Networks, Inc., Class A†#	112,006	6,699,079

Theaters - 0.2%

Cinemark Holdings, Inc.#	200,939	8,413,316

Transactional Software - 0.1%

ACI Worldwide, Inc.†#	222,881	4,361,781

Transport-Equipment & Leasing - 0.1%

GATX Corp.#	75,821	4,403,684

Transport-Marine - 0.2%

Kirby Corp.†#	102,339	7,081,859

Transport-Rail - 0.3%

Genesee & Wyoming, Inc., Class A†#	116,487	8,636,346

Transport-Truck - 0.6%

Landstar System, Inc.	79,394	6,891,399
Old Dominion Freight Line, Inc.†#	131,593	12,074,974
Werner Enterprises, Inc.#	84,900	2,377,200

		21,343,573

Veterinary Diagnostics - 0.4%

VCA, Inc.†	154,185	14,015,416

Water - 0.3%

Aqua America, Inc.#	337,029	10,697,300

Wire & Cable Products - 0.2%

Belden, Inc.#	80,085	5,658,005

Wireless Equipment - 0.4%

InterDigital, Inc.	65,147	5,475,606
ViaSat, Inc.†#	97,880	6,738,059

		12,213,665

Total Long-Term Investment Securities
(cost $2,203,694,729)		3,189,898,502

SHORT-TERM INVESTMENT SECURITIES - 12.5%
Registered Investment Companies - 4.0%

State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(1)(2)	138,667,040	138,667,040

U.S. Government Treasuries - 8.5%

United States Treasury Bills
0.41% due 03/16/2017(3)	$750,000	749,868
0.43% due 03/02/2017	25,000,000	24,999,675
0.44% due 03/09/2017	75,000,000	74,992,750
0.45% due 03/16/2017(3)	1,200,000	1,199,789
0.46% due 03/16/2017(3)	750,000	749,868
0.48% due 03/02/2017	10,000,000	9,999,870
0.49% due 03/02/2017	10,000,000	9,999,870
0.49% due 03/16/2017(3)	8,350,000	8,348,530
0.49% due 03/02/2017	30,000,000	29,999,610
0.51% due 03/09/2017	32,000,000	31,996,736
0.51% due 03/16/2017	100,000,000	99,982,400

		293,018,966

Total Short-Term Investment Securities
(cost $431,681,723)		431,686,006

REPURCHASE AGREEMENTS - 0.9%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 02/28/2017, to be repurchased 03/01/2017 in the amount $31,130,026 collateralized by $31,635,000 of United States Treasury Bonds, bearing interest at 0.88% due 02/15/2047 and having an approximate value of $31,753,631 (cost $31,130,000)	31,130,000	31,130,000
TOTAL INVESTMENTS
(cost $2,666,506,452)(4)	105.8%	3,652,714,508
Liabilities in excess of other assets	(5.8)	(201,095,214)

NET ASSETS	100.0%	$3,451,619,294

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2017, the Fund had loaned securities with a total value of $745,787,057. This was secured by collateral of $138,667,040, which was received in cash and subsequently invested in short-term investments currently valued at $138,667,040 as reported in the Portfolio of Investments. Additional collateral of $637,779,582 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$18,536,120
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	32,315,893
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	74,361,232
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	84,036,104
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2017 to 11/15/2046	428,530,233

(2)	The rate shown is the 7-day yield as of February 28, 2017.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2017	Unrealized Appreciation (Depreciation)
1,515	Long	S&P Mid Cap 400 E-Mini Index	March 2017	$253,062,096	$261,746,550	$8,684,454

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,189,898,502	$—	$—	$3,189,898,502
Short-Term Investment Securities:
Registered Investment Companies	138,667,040		—	138,667,040
U.S. Government Treasuries	—	293,018,966	—	293,018,966
Repurchase Agreements	—	31,130,000	—	31,130,000

Total Investments at Value	$3,328,565,542	$324,148,966	$—	$3,652,714,508

Other Financial Instruments:+
Futures Contracts	$8,684,454	$—	$—	$8,684,454

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.3%
Advertising Agencies - 0.6%

Omnicom Group, Inc.#	18,690	$1,590,519

Aerospace/Defense - 0.8%

Teledyne Technologies, Inc.†	15,578	2,047,105

Aerospace/Defense-Equipment - 1.0%

Harris Corp.	7,082	778,312
Orbital ATK, Inc.	18,915	1,748,124

		2,526,436

Agricultural Chemicals - 0.2%

Potash Corp. of Saskatchewan, Inc.	34,930	608,830

Airlines - 0.8%

Ryanair Holdings PLC ADR†	23,461	1,917,937

Apparel Manufacturers - 1.3%

Carter’s, Inc.	10,100	888,901
Gildan Activewear, Inc.	91,000	2,309,580

		3,198,481

Applications Software - 2.0%

Dropbox, Inc., Class B†(1)(2)(3)	89,561	837,395
Intuit, Inc.	11,637	1,459,745
Red Hat, Inc.†#	21,413	1,773,211
Tableau Software, Inc., Class A†	20,852	1,099,735

		5,170,086

Auction Houses/Art Dealers - 0.8%

Ritchie Bros. Auctioneers, Inc.#	61,634	2,076,449

Auto/Truck Parts & Equipment-Original - 0.9%

Delphi Automotive PLC	30,178	2,297,451

Banks-Commercial - 2.0%

First Republic Bank	22,465	2,107,891
Signature Bank†	13,190	2,077,557
SVB Financial Group†	4,775	911,500

		5,096,948

Building Products-Cement - 0.9%

Vulcan Materials Co.	19,060	2,298,827

Chemicals-Specialty - 1.4%

Albemarle Corp.	18,745	1,902,805
Chemours Co.	50,695	1,706,394

		3,609,199

Commercial Services - 2.1%

CoStar Group, Inc.†	9,241	1,877,586
Edenred	47,758	1,080,705
ServiceMaster Global Holdings, Inc.†#	58,596	2,333,879

		5,292,170

Commercial Services-Finance - 4.6%

Equifax, Inc.#	19,448	2,549,827
Global Payments, Inc.	17,909	1,427,168
IHS Markit, Ltd.†	62,246	2,477,391
Vantiv, Inc., Class A†	34,188	2,235,212
WEX, Inc.†	26,844	2,985,858

		11,675,456

Computer Aided Design - 0.9%

Cadence Design Systems, Inc.†	71,473	2,208,516

Computer Services - 1.8%

Amdocs, Ltd.	49,774	3,018,793
CSRA, Inc.	52,450	1,564,059

		4,582,852

Computer Software - 2.6%

Constellation Software, Inc.	5,390	2,530,240
Splunk, Inc.†#	24,680	1,523,497
SS&C Technologies Holdings, Inc.	69,606	2,437,602

		6,491,339

Consulting Services - 1.6%

Gartner, Inc.†	10,080	1,040,357
Verisk Analytics, Inc.†#	37,276	3,090,926

		4,131,283

Containers-Paper/Plastic - 1.5%

Berry Plastics Group, Inc.†	25,535	1,285,177
Sealed Air Corp.	54,432	2,529,999

		3,815,176

Cruise Lines - 1.2%

Norwegian Cruise Line Holdings, Ltd.†	26,507	1,343,905
Royal Caribbean Cruises, Ltd.	16,735	1,608,233

		2,952,138

Data Processing/Management - 2.8%

Broadridge Financial Solutions, Inc.	20,179	1,399,010
Fidelity National Information Services, Inc.	48,223	3,967,306
Jack Henry & Associates, Inc.	17,994	1,687,298

		7,053,614

Decision Support Software - 0.8%

MSCI, Inc.	21,320	2,016,659

Disposable Medical Products - 1.2%

ICU Medical, Inc.†	5,582	839,533
STERIS PLC#	30,822	2,161,547

		3,001,080

Distribution/Wholesale - 0.5%

HD Supply Holdings, Inc.†	28,570	1,228,510

Diversified Manufacturing Operations - 1.0%

A.O. Smith Corp.	47,816	2,408,014

Drug Delivery Systems - 1.6%

Catalent, Inc.†	43,802	1,257,117
DexCom, Inc.†#	35,506	2,775,149

		4,032,266

E-Commerce/Services - 0.2%

SurveyMonkey, Inc.†(1)(2)(3)	44,965	436,610

Electric Products-Misc. - 1.0%

AMETEK, Inc.#	48,641	2,625,155

Electronic Components-Misc. - 1.5%

Flex, Ltd.†	230,250	3,796,822

Electronic Components-Semiconductors - 4.3%

MACOM Technology Solutions Holdings, Inc.†	23,330	1,075,280
Microchip Technology, Inc.#	20,301	1,472,229
Monolithic Power Systems, Inc.	13,210	1,162,084
ON Semiconductor Corp.†	137,462	2,079,800
Skyworks Solutions, Inc.	23,850	2,261,218
Xilinx, Inc.#	48,444	2,849,476

		10,900,087

Electronic Connectors - 1.7%

Amphenol Corp., Class A	18,608	1,287,860
TE Connectivity, Ltd.	41,950	3,124,016

		4,411,876

Electronic Measurement Instruments - 0.9%

National Instruments Corp.	70,222	2,263,957

Electronic Security Devices - 0.3%

Allegion PLC	9,336	677,700

Enterprise Software/Service - 0.6%

Atlassian Corp. PLC, Class A†#	53,682	1,526,716

Entertainment Software - 1.0%

Activision Blizzard, Inc.	54,003	2,437,155

Finance-Consumer Loans - 0.8%

Synchrony Financial	55,825	2,023,098

Finance-Investment Banker/Broker - 2.9%

E*TRADE Financial Corp.†	53,760	1,855,258
LPL Financial Holdings, Inc.	51,062	2,018,991
TD Ameritrade Holding Corp.	90,059	3,521,307

		7,395,556

Finance-Other Services - 0.7%

SEI Investments Co.	33,081	1,665,628

Food-Catering - 0.6%

Aramark	41,725	1,491,251

Food-Misc./Diversified - 1.2%

Blue Buffalo Pet Products, Inc.†	66,425	1,623,427
Snyder’s-Lance, Inc.#	38,405	1,520,070

		3,143,497

Footwear & Related Apparel - 0.3%

Wolverine World Wide, Inc.#	31,326	788,475

Home Decoration Products - 1.2%

Newell Brands, Inc.	59,630	2,923,659

Instruments-Controls - 1.5%

Sensata Technologies Holding NV†	94,248	3,868,880

Instruments-Scientific - 1.8%

PerkinElmer, Inc.#	49,657	2,694,389
Waters Corp.†	12,326	1,910,407

		4,604,796

Insurance Brokers - 1.0%

Aon PLC#	20,934	2,421,017

Internet Security - 0.4%

Proofpoint, Inc.†#	13,515	1,064,577

Lasers-System/Components - 0.5%

Coherent, Inc.†	7,165	1,308,186

Lighting Products & Systems - 0.6%

Acuity Brands, Inc.#	7,571	1,599,752

Machinery-General Industrial - 1.2%

Middleby Corp.†#	8,889	1,232,993
Roper Technologies, Inc.	5,029	1,052,067
Wabtec Corp.#	9,846	788,861

		3,073,921

Medical Information Systems - 0.9%

athenahealth, Inc.†#	19,570	2,307,890

Medical Instruments - 3.7%

Boston Scientific Corp.†#	225,835	5,544,249
Edwards Lifesciences Corp.†	20,202	1,899,796
Teleflex, Inc.	9,480	1,812,387

		9,256,432

Medical Labs & Testing Services - 0.9%

Quintiles IMS Holdings, Inc.†#	31,075	2,404,894

Medical Products - 3.3%

Cooper Cos., Inc.#	6,850	1,364,109
Henry Schein, Inc.†	20,652	3,543,057
Hill-Rom Holdings, Inc.	15,680	1,041,936
Varian Medical Systems, Inc.†#	28,362	2,379,288

		8,328,390

Medical-Biomedical/Gene - 1.6%

Celgene Corp.†	18,441	2,277,648
Incyte Corp.†	12,965	1,725,641

		4,003,289

Medical-Drugs - 1.7%

Alkermes PLC†	9,713	548,785
DBV Technologies SA ADR†	12,282	447,433
TESARO, Inc.†#	4,898	922,636
Zoetis, Inc.	43,780	2,333,912

		4,252,766

Medical-HMO - 0.4%

Molina Healthcare, Inc.†#	20,445	991,787

Medical-Hospitals - 0.6%

Universal Health Services, Inc., Class B	12,351	1,551,286

Motion Pictures & Services - 0.6%

Dolby Laboratories, Inc., Class A	32,415	1,584,769

Multimedia - 0.4%

FactSet Research Systems, Inc.#	5,762	1,025,060

Oil Companies-Exploration & Production - 0.4%

Parsley Energy, Inc., Class A†	34,490	1,048,151

Printing-Commercial - 0.8%

Cimpress NV†#	23,701	1,901,057

Real Estate Investment Trusts - 3.7%

Crown Castle International Corp.	29,973	2,803,375
Equinix, Inc.#	6,303	2,370,369
Lamar Advertising Co., Class A#	53,978	4,074,259

		9,248,003

Real Estate Management/Services - 0.7%

CBRE Group, Inc., Class A†	49,995	1,780,822

Recreational Vehicles - 0.4%

Polaris Industries, Inc.#	10,563	900,073

Resort/Theme Parks - 0.5%

Cedar Fair LP	18,360	1,257,293

Retail-Apparel/Shoe - 0.5%

Burlington Stores, Inc.†	15,112	1,345,119

Retail-Arts & Crafts - 0.6%

Michaels Cos., Inc.†#	70,320	1,412,729

Retail-Auto Parts - 0.7%

Advance Auto Parts, Inc.	11,875	1,859,744

Retail-Discount - 1.1%

Dollar General Corp.	13,295	970,801
Dollar Tree, Inc.†	24,089	1,847,144

		2,817,945

Retail-Gardening Products - 0.6%

Tractor Supply Co.	22,603	1,602,779

Retail-Mail Order - 0.4%

Williams-Sonoma, Inc.#	19,781	961,159

Retail-Petroleum Products - 0.4%

World Fuel Services Corp.	29,357	1,061,843

Retail-Restaurants - 1.1%

Dunkin’ Brands Group, Inc.#	52,775	2,903,153

Semiconductor Equipment - 2.0%

KLA-Tencor Corp.	29,178	2,629,521
Lam Research Corp.#	12,710	1,506,644
Teradyne, Inc.	28,950	823,338

		4,959,503

Steel Pipe & Tube - 0.6%

Mueller Water Products, Inc., Class A	114,355	1,416,858

Telecommunication Equipment - 1.3%

NICE, Ltd., ADR#	47,452	3,238,599

Television - 0.7%

AMC Networks, Inc., Class A†	28,630	1,712,360

Textile-Home Furnishings - 0.6%

Mohawk Industries, Inc.†	7,160	1,620,738

Therapeutics - 0.3%

Neurocrine Biosciences, Inc.†#	17,164	757,962

Transport-Rail - 0.4%

Canadian Pacific Railway, Ltd.	6,474	954,786

Transport-Services - 0.4%

Expeditors International of Washington, Inc.	19,088	1,076,181

Transport-Truck - 1.2%

Old Dominion Freight Line, Inc.	33,331	3,058,453

Wire & Cable Products - 0.7%

Belden, Inc.	23,680	1,672,992

Total Common Stocks
(cost $210,413,246)		246,050,577

CONVERTIBLE PREFERRED SECURITIES - 1.8%
Applications Software - 0.0%

Dropbox, Inc., Series A†(1)(2)(3)	8,758	81,887

E-Commerce/Products - 0.5%

Flipkart, Ltd., Series D†(1)(2)(3)	13,407	1,263,878

E-Commerce/Services - 1.2%

Airbnb, Inc., Series D†(1)(2)(3)	29,418	3,088,890

Wire & Cable Products - 0.1%

Belden, Inc. 6.75%	2,200	221,430

Total Convertible Preferred Securities
(cost $1,804,697)		4,656,085

Total Long-Term Investment Securities
(cost $212,217,943)		250,706,662

SHORT-TERM INVESTMENT SECURITIES - 2.8%
Registered Investment Companies - 1.9%

State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(4)(5)	4,826,708	4,826,708

Time Deposits - 0.3%

Euro Time Deposit with State Street Bank and Trust Co. 0.07% due 03/01/17	$680,000	680,000

U.S. Government Agencies - 0.6%

Federal Home Loan Bank 0.30% due 03/01/17	1,500,000	1,500,000

Total Short-Term Investment Securities
(cost $7,006,708)		7,006,708

TOTAL INVESTMENTS
(cost $219,224,651)(6)	101.9%	257,713,370
Liabilities in excess of other assets	(1.9)	(4,874,302)

NET ASSETS	100.0%	$252,839,068

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At February 28, 2017, the aggregate value of these securities was $5,708,660 representing 2.3% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2017, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc.	05/01/2012	89,561	$810,680	$837,395	$9.35	0.33%
Class B
SurveyMonkey, Inc.	11/25/2014	44,965	739,674	436,610	9.71	0.17
Convertible Preferred Securities
Airbnb, Inc.	04/16/2014	29,418	1,197,696	3,088,890	105.00	1.22
Series D
Dropbox, Inc.	05/25/2012	8,758	79,351	81,887	9.35	0.03
Series A
Flipkart, Ltd.	10/04/2013	13,407	307,650	1,263,878	94.27	0.50
Series D

				$5,708,660		2.25%

(4)	At February 28, 2017, the Fund had loaned securities with a total value of $50,210,746. This was secured by collateral of $4,826,708, which was received in cash and subsequently invested in short-term investments currently valued at $4,826,708 as reported in the Portfolio of Investments. Additional collateral of $46,948,888 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$1,662,602
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	2,898,583
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	6,669,852
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	5,974,830
United States Treasury Notes/Bonds	zero coupon to 8.75%	04/15/2017 to 11/15/2046	29,743,021

(5)	The rate shown is the 7-day yield as of February 28, 2017.
(6)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Applications Software	$4,332,691	$—	$837,395	$5,170,086
E-Commerce/Services	—	—	436,610	436,610
Other Industries	240,443,881	—	—	240,443,881
Convertible Preferred Securities:
Wire & Cable Products	221,430	—	—	221,430
Other Industries	—	—	4,434,655	4,434,655
Short-Term Investment Securities:
Registered Investment Companies	4,826,708	—	—	4,826,708
Time Deposits	—	680,000	—	680,000
U.S. Government Agencies	—	1,500,000	—	1,500,000

Total Investment at Value	$249,824,710	$2,180,000	$5,708,660	$257,713,370

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 5/31/2016	$1,201,189	$4,652,660
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	(431,773)
Change in unrealized appreciation(1)	133,744	450,960
Change in unrealized depreciation(1)	(60,928)	(224,972)
Net purchases	—	—
Net sales	—	(12,220)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 2/28/2017	$1,274,005	$4,434,655

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at February 28, 2017 includes:

Common Stocks	Convertible Preferred Securities
$72,816	$(211,892)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at February 28, 2017.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 2/28/17	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$837,395	Market Approach with	Estimated Revenue Multiple*	3.9x - 6.3x (5.1x)
		Option Pricing Method (“OPM”)	Trailing Twelve Months Sales Multiple*	9.1x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	39.5%
			Term to liquidity event in years	2.34
			Risk-free rate	1.29%

	$436,610	Market Approach	Trailing Twelve Months Sales Multiple*	8.6x
			2017 EBITIDA Multiple*	18.4x
			Estimated Revenue Multiple*	5.8x
			Discount for Lack of Marketability	10.0%

Convertible Preferred Securities	$1,263,878	Market Approach and	Market Transaction Price*	$142.2400
		Income Approach	Enterprise Value/Revenue Multiple*	3.1x - 4.0x (3.6x)
			2017 Estimated Revenue Mulitiple*	3.1x
			Discount for Lack of Marketability	8.25% - 10.0% (9.125%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	4.0%

	$3,088,890	Market Approach	Transaction Price*	$105.0000

	$81,887	Market Approach with	Estimated Revenue Multiple*	3.9x - 6.3x (5.1x)
		Option Pricing Method (“OPM”)	Trailing Twelve Months Sales Multiple*	9.1x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	39.5%
			Term to liquidity event in years	2.34
			Risk-free rate	1.29%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.9%
Airlines - 0.4%

American Airlines Group, Inc.#	28,961	$1,342,632

Applications Software - 8.4%

Citrix Systems, Inc.†	8,718	688,286
Intuit, Inc.	14,347	1,799,688
Microsoft Corp.	434,613	27,806,540

		30,294,514

Auto-Cars/Light Trucks - 0.6%

Tesla, Inc.†#	8,383	2,095,666

Auto-Heavy Duty Trucks - 0.4%

PACCAR, Inc.#	19,594	1,309,075

Beverages-Non-alcoholic - 0.4%

Monster Beverage Corp.†	31,915	1,322,558

Broadcast Services/Program - 0.2%

Discovery Communications, Inc., Class A†#	8,493	244,259
Discovery Communications, Inc., Class C†	13,118	368,222

		612,481

Building-Heavy Construction - 0.2%

SBA Communications Corp.†	6,936	802,981

Cable/Satellite TV - 4.9%

Charter Communications, Inc., Class A†	15,129	4,887,575
Comcast Corp., Class A	266,446	9,970,409
DISH Network Corp., Class A†	12,666	785,292
Liberty Global PLC LiLAC, Class A†#	2,853	69,756
Liberty Global PLC LiLAC, Class C†	6,775	166,597
Liberty Global PLC, Class A†	14,357	512,545
Liberty Global PLC, Class C†	35,700	1,252,713

		17,644,887

Cellular Telecom - 1.0%

T-Mobile US, Inc.†	46,059	2,880,069
Vodafone Group PLC ADR	24,043	610,933

		3,491,002

Commercial Services - 0.2%

Cintas Corp.#	5,865	692,129

Commercial Services-Finance - 1.5%

Automatic Data Processing, Inc.	25,219	2,587,974
PayPal Holdings, Inc.†	67,447	2,832,774

		5,420,748

Computer Aided Design - 0.3%

Autodesk, Inc.†	12,403	1,070,379

Computer Data Security - 0.3%

Check Point Software Technologies, Ltd.†#	9,585	948,052

Computer Services - 0.6%

Cognizant Technology Solutions Corp., Class A†	33,913	2,010,023

Computer Software - 0.2%

Akamai Technologies, Inc.†	9,687	606,406

Computers - 11.4%

Apple, Inc.	298,056	40,830,691

Computers-Memory Devices - 0.6%

Seagate Technology PLC#	16,463	793,352
Western Digital Corp.	15,956	1,226,697

		2,020,049

Consulting Services - 0.2%

Verisk Analytics, Inc.†	9,360	776,131

Cruise Lines - 0.2%

Norwegian Cruise Line Holdings, Ltd.†	12,699	643,839

Data Processing/Management - 0.7%

Fiserv, Inc.†	12,133	1,400,148
Paychex, Inc.	20,215	1,241,605

		2,641,753

Dental Supplies & Equipment - 0.2%

DENTSPLY SIRONA, Inc.	12,906	819,789

Distribution/Wholesale - 0.2%

Fastenal Co.#	16,156	808,285

E-Commerce/Products - 7.3%

Amazon.com, Inc.†	26,560	22,444,263
eBay, Inc.†	62,488	2,118,343
JD.com, Inc. ADR†	51,220	1,565,795

		26,128,401

E-Commerce/Services - 2.0%

Ctrip.com International, Ltd. ADR†#	23,449	1,112,421
Expedia, Inc.#	7,671	913,156
Liberty Ventures, Series A†	4,536	198,949
Priceline Group, Inc.†	2,758	4,755,150
TripAdvisor, Inc.†#	7,429	308,081

		7,287,757

Electronic Components-Semiconductors - 7.2%

Broadcom, Ltd.	22,209	4,684,544
Intel Corp.	264,892	9,589,090
Microchip Technology, Inc.#	12,074	875,607
Micron Technology, Inc.†	58,218	1,364,630
NVIDIA Corp.	30,128	3,057,389
Skyworks Solutions, Inc.	10,386	984,697
Texas Instruments, Inc.	55,868	4,280,606
Xilinx, Inc.#	14,114	830,186

		25,666,749

Electronic Forms - 0.9%

Adobe Systems, Inc.†	27,793	3,289,024

Enterprise Software/Service - 0.2%

CA, Inc.	23,355	753,666

Entertainment Software - 1.3%

Activision Blizzard, Inc.	41,543	1,874,836
Electronic Arts, Inc.†	16,867	1,458,995
NetEase, Inc. ADR	4,269	1,302,301

		4,636,132

Food-Misc./Diversified - 2.8%

Kraft Heinz Co.	68,041	6,226,432
Mondelez International, Inc., Class A	86,327	3,791,482

		10,017,914

Hotels/Motels - 0.5%

Marriott International, Inc., Class A	21,827	1,898,731

Internet Content-Entertainment - 5.9%

Facebook, Inc., Class A†	130,843	17,734,460
Netflix, Inc.†	23,988	3,409,415

		21,143,875

Internet Security - 0.3%

Symantec Corp.	34,847	995,579

Medical Information Systems - 0.3%

Cerner Corp.†	18,977	1,044,494

Medical Instruments - 0.4%

Intuitive Surgical, Inc.†	2,166	1,596,342

Medical Products - 0.2%

Henry Schein, Inc.†#	4,499	771,848

Medical-Biomedical/Gene - 8.4%

Alexion Pharmaceuticals, Inc.†	12,535	1,645,219
Amgen, Inc.	41,583	7,340,647
Biogen, Inc.†	12,162	3,509,953
BioMarin Pharmaceutical, Inc.†#	9,613	902,949
Celgene Corp.†	43,331	5,351,812
Gilead Sciences, Inc.	73,641	5,190,218
Illumina, Inc.†#	8,211	1,374,521
Incyte Corp.†	10,530	1,401,543
Regeneron Pharmaceuticals, Inc.†	5,789	2,162,191
Vertex Pharmaceuticals, Inc.†#	13,864	1,256,356

		30,135,409

Medical-Drugs - 0.2%

Shire PLC ADR	4,553	822,727

Medical-Generic Drugs - 0.3%

Mylan NV†	29,910	1,251,733

Multimedia - 1.1%

Twenty-First Century Fox, Inc., Class A	59,072	1,767,434
Twenty-First Century Fox, Inc., Class B	44,634	1,310,008
Viacom, Inc., Class B	19,417	843,669

		3,921,111

Networking Products - 2.7%

Cisco Systems, Inc.	280,586	9,590,429

Pharmacy Services - 0.7%

Express Scripts Holding Co.†	34,466	2,435,023

Radio - 0.4%

Sirius XM Holdings, Inc.#	269,693	1,372,737

Retail-Apparel/Shoe - 0.4%

Ross Stores, Inc.	22,168	1,520,281

Retail-Auto Parts - 0.4%

O’Reilly Automotive, Inc.†	5,280	1,434,629

Retail-Catalog Shopping - 0.1%

Liberty Interactive Corp. QVC Group, Class A†#	24,966	471,358

Retail-Discount - 1.5%

Costco Wholesale Corp.	24,433	4,329,039
Dollar Tree, Inc.†	13,179	1,010,566

		5,339,605

Retail-Drug Store - 1.5%

Walgreens Boots Alliance, Inc.	60,552	5,230,482

Retail-Gardening Products - 0.1%

Tractor Supply Co.	7,337	520,267

Retail-Perfume & Cosmetics - 0.3%

Ulta Beauty, Inc.†	3,486	953,177

Retail-Restaurants - 1.3%

Starbucks Corp.	81,351	4,626,431

Semiconductor Components-Integrated Circuits - 1.9%

Analog Devices, Inc.	17,226	1,411,326
Maxim Integrated Products, Inc.	15,834	701,446
QUALCOMM, Inc.	82,552	4,662,537

		6,775,309

Semiconductor Equipment - 1.1%

Applied Materials, Inc.	60,418	2,188,340
KLA-Tencor Corp.	8,737	787,378
Lam Research Corp.#	9,101	1,078,833

		4,054,551

Toys - 0.3%

Hasbro, Inc.	6,975	675,668
Mattel, Inc.	19,119	491,932

		1,167,600

Transport-Rail - 0.7%

CSX Corp.	52,356	2,542,407

Transport-Truck - 0.2%

JB Hunt Transport Services, Inc.	6,271	615,624

Web Portals/ISP - 9.7%

Alphabet, Inc., Class A†	16,550	13,983,592
Alphabet, Inc., Class C†	19,289	15,878,898
Baidu, Inc. ADR†	15,317	2,667,149
Yahoo!, Inc.†	53,332	2,435,139

		34,964,778

X-Ray Equipment - 0.2%

Hologic, Inc.†#	15,551	631,060

Total Long-Term Investment Securities
(cost $168,728,966)		343,811,310

SHORT-TERM INVESTMENT SECURITIES - 1.2%
Registered Investment Companies - 1.0%

State Street Navigator Securities Lending Government Money Market Portfolio(1)(2) 0.50%	3,589,540	3,589,540

U.S. Government Treasuries - 0.2%

United States Treasury Bills 0.49% due 03/16/2017(3)	$900,000	899,842

Total Short-Term Investment Securities (cost $4,489,357)		4,489,382

REPURCHASE AGREEMENTS - 3.8%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 02/28/2017, to be repurchased 03/01/2017 in the amount $13,558,011 collateralized by $13,780,000 of United States Treasury Bonds, bearing interest at 0.88% due 02/15/2047 and having an approximate value of $13,831,675 (cost $13,558,000)	13,558,000	13,558,000

TOTAL INVESTMENTS
(cost $186,776,323)(4)	100.9%	361,858,692
Liabilities in excess of other assets	(0.9)	(3,285,524)

NET ASSETS	100.0%	$358,573,168

#	The security or a portion thereof is out on loan.
†	Non-income producing security

(1)	At February 28, 2017, the Fund had loaned securities with a total value of $19,316,406. This was secured by collateral of $3,589,540, which was received in cash and subsequently invested in short-term investments currently valued at $3,589,540 as reported in the Portfolio of Investments. Additional collateral of $16,230,172 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$814,323
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	1,419,693
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	3,266,816
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	1,349,403
United States Treasury Notes/Bonds	zero coupon to 8.00%	04/15/2017 to 02/15/2046	9,379,937

(2)	The rate shown is the 7-day yield as of February 28, 2017.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2017	Unrealized Appreciation (Depreciation)
134	Long	NASDAQ 100 E-Mini Index	March 2017	$13,706,436	$14,290,430	$583,994

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$343,811,310	$—	$—	$343,811,310
Short-Term Investment Securities:
Registered Investment Companies	3,589,540	—	—	3,589,540
U.S. Government Treasuries	—	899,842	—	899,842
Repurchase Agreements	—	13,558,000	—	13,558,000

Total Investments at Value	$347,400,850	$14,457,842	$—	$361,858,692

Other Financial Instruments:†
Futures Contracts	$583,994	$—	$—	$583,994

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 93.5%
Advanced Materials - 0.0%

STR Holdings, Inc.†#	91,532	$19,222

Aerospace/Defense - 0.4%

Boeing Co.#	22,800	4,109,244

Applications Software - 12.1%

Dropbox, Inc., Class B†(2)(3)(4)	135,924	1,270,890
Intuit, Inc.	105,778	13,268,792
Microsoft Corp.	670,035	42,868,839
Paycom Software, Inc.†#	133,535	7,188,189
Red Hat, Inc.†#	252,404	20,901,575
salesforce.com, Inc.†	193,622	15,751,150
ServiceNow, Inc.†#	192,499	16,732,013
Snap, Inc., Class A†(2)(3)(4)	38,823	621,168
Tableau Software, Inc., Class A†	106,280	5,605,207

		124,207,823

Audio/Video Products - 0.1%

Pioneer Corp.†	489,800	994,031

Auto-Cars/Light Trucks - 0.3%

Tesla, Inc.†#	12,311	3,077,627

Auto/Truck Parts & Equipment-Original - 0.3%

Hota Industrial Manufacturing Co., Ltd.	283,000	1,271,144
Mobileye NV†#	30,016	1,366,329

		2,637,473

Auto/Truck Parts & Equipment-Replacement - 0.1%

Tung Thih Electronic Co., Ltd.	111,000	1,150,699

Cable/Satellite TV - 1.2%

Liberty Global PLC LiLAC, Class C†	30,844	758,454
Liberty Global PLC, Class C†	324,000	11,369,160

		12,127,614

Circuit Boards - 0.2%

Silergy Corp.	105,000	1,766,889

Commercial Services-Finance - 7.8%

Automatic Data Processing, Inc.#	64,127	6,580,713
Cardtronics PLC, Class A†	15,453	681,168
Equifax, Inc.#	26,670	3,496,704
FleetCor Technologies, Inc.†#	34,903	5,933,510
Global Payments, Inc.#	203,768	16,238,272
PayPal Holdings, Inc.†	266,520	11,193,840
Sabre Corp.#	277,500	6,080,025
Square, Inc., Class A†	421,320	7,297,262
Total System Services, Inc.	131,267	7,151,426
TransUnion†	104,897	3,890,630
Vantiv, Inc., Class A†	108,421	7,088,565
WEX, Inc.†	38,124	4,240,532

		79,872,647

Computer Data Security - 0.1%

Fortinet, Inc.†	38,470	1,436,854

Computer Services - 2.3%

Accenture PLC, Class A#	35,660	4,368,350
Cognizant Technology Solutions Corp., Class A†	61,089	3,620,745
Computer Sciences Corp.	96,625	6,624,610
CSRA, Inc.	64,071	1,910,597
Dell Technologies, Inc., Class V†	1,205	76,505
Genpact, Ltd.†	168,961	4,095,615
Hewlett Packard Enterprise Co.	138,840	3,168,329

		23,864,751

Computer Software - 0.1%

Akamai Technologies, Inc.†#	21,502	1,346,025

Computers - 4.3%

Apple, Inc.	297,549	40,761,238
HP, Inc.	130,755	2,271,214
Quanta Computer, Inc.	746,000	1,546,705

		44,579,157

Computers-Integrated Systems - 0.2%

VeriFone Systems, Inc.†	95,576	1,975,556

Computers-Memory Devices - 2.6%

NetApp, Inc.#	206,705	8,646,470
Pure Storage, Inc., Class A†#	252,402	2,877,383
Seagate Technology PLC#	68,422	3,297,256
Western Digital Corp.#	151,647	11,658,621

		26,479,730

Consulting Services - 0.1%

Booz Allen Hamilton Holding Corp.	38,590	1,380,364

Data Processing/Management - 1.0%

Fidelity National Information Services, Inc.	64,280	5,288,316
First Data Corp., Class A†	23,815	383,422
Fiserv, Inc.†	20,445	2,359,353
Paychex, Inc.	28,775	1,767,360

		9,798,451

E-Commerce/Products - 6.8%

Alibaba Group Holding, Ltd. ADR†#	48,560	4,996,824
Amazon.com, Inc.†	74,261	62,753,516
Flipkart, Ltd.†(2)(3)(4)	626	59,013
Vipshop Holdings, Ltd. ADR†	184,722	2,403,233

		70,212,586

E-Commerce/Services - 5.8%

58.com, Inc. ADR†#	356,300	13,040,580
Angie’s List, Inc.†#	94,007	501,057
Ctrip.com International, Ltd. ADR†#	101,693	4,824,316
Expedia, Inc.#	31,002	3,690,478
GrubHub, Inc.†#	38,334	1,343,990
Just Eat PLC†	389,277	2,417,588
MercadoLibre, Inc.#	17,910	3,776,682
Priceline Group, Inc.†#	15,844	27,317,116
Quotient Technology, Inc.†	43,625	519,137
Zillow Group, Inc., Class C†#	79,855	2,710,279

		60,141,223

E-Services/Consulting - 0.4%

CDW Corp.	77,869	4,586,484

Electric Products-Misc. - 0.2%

Nidec Corp.	27,545	2,571,962

Electronic Components-Misc. - 2.3%

Alps Electric Co., Ltd.#	57,600	1,715,003
Bizlink Holding, Inc.	177,602	1,092,544
Corning, Inc.	192,248	5,307,967
Flex, Ltd.†	400,105	6,597,731
Garmin, Ltd.#	124,907	6,446,450
Land Mark Optoelectronics Corp.	115,976	1,211,721
Tongda Group Holdings, Ltd.#	3,840,000	1,291,064

		23,662,480

Electronic Components-Semiconductors - 8.4%

Broadcom, Ltd.#	93,544	19,731,236
Cavium, Inc.†#	76,932	5,039,815
Infineon Technologies AG	222,754	3,964,556
MACOM Technology Solutions Holdings, Inc.†#	113,710	5,240,894
Microchip Technology, Inc.#	173,925	12,613,041
Micron Technology, Inc.†#	543,809	12,746,883
Microsemi Corp.†	58,571	3,035,149
NVIDIA Corp.#	30,645	3,109,855
Samsung Electronics Co., Ltd.	7,186	12,214,453
Skyworks Solutions, Inc.#	51,067	4,841,662
Texas Instruments, Inc.	27,995	2,144,977
Tower Semiconductor, Ltd.†	69,934	1,604,985

		86,287,506

Electronic Connectors - 0.4%

TE Connectivity, Ltd.	49,300	3,671,371

Electronic Forms - 1.0%

Adobe Systems, Inc.†	82,618	9,777,014

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.	37,300	1,913,490
Itron, Inc.†	22,551	1,459,050

		3,372,540

Electronic Parts Distribution - 0.0%

Tech Data Corp.†	2,310	200,970

Enterprise Software/Service - 1.3%

Atlassian Corp. PLC, Class A†	65,000	1,848,600
Veeva Systems, Inc., Class A†#	72,339	3,160,491
Workday, Inc., Class A†#	102,308	8,484,402

		13,493,493

Entertainment Software - 0.8%

Activision Blizzard, Inc.	4,831	218,023
Electronic Arts, Inc.†	62,406	5,398,119
NetEase, Inc. ADR	3,327	1,014,935
Nexon Co., Ltd.	87,200	1,449,905

		8,080,982

Finance-Credit Card - 3.4%

Alliance Data Systems Corp.#	29,905	7,266,317
MasterCard, Inc., Class A	63,076	6,967,375
Visa, Inc., Class A#	238,842	21,003,765

		35,237,457

Finance-Other Services - 0.1%

WageWorks, Inc.†#	9,307	716,639

Hazardous Waste Disposal - 0.2%

Stericycle, Inc.†#	25,200	2,088,576

Industrial Automated/Robotic - 0.1%

Cognex Corp.#	12,670	973,183

Internet Application Software - 1.5%

Tencent Holdings, Ltd.	509,567	13,587,753
Zendesk, Inc.†	76,890	2,093,715

		15,681,468

Internet Content-Entertainment - 5.0%

Facebook, Inc., Class A†	298,356	40,439,172
Netflix, Inc.†	77,414	11,002,852

		51,442,024

Internet Security - 1.4%

Imperva, Inc.†	2,629	107,789
Palo Alto Networks, Inc.†#	31,400	4,769,660
Proofpoint, Inc.†#	85,966	6,771,542
VeriSign, Inc.†#	33,486	2,761,590

		14,410,581

Lasers-System/Components - 0.1%

Coherent, Inc.†#	3,875	707,497

Medical Instruments - 0.4%

Intuitive Surgical, Inc.†	5,560	4,097,720

Medical-Drugs - 0.2%

Grifols SA ADR	136,000	2,366,400

Metal Processors & Fabrication - 0.3%

Catcher Technology Co., Ltd.	401,000	3,354,338

Motion Pictures & Services - 0.1%

Kingpak Technology, Inc.	144,707	1,064,455

Multimedia - 0.6%

Twenty-First Century Fox, Inc., Class A	104,800	3,135,616
Walt Disney Co.	29,700	3,269,673

		6,405,289

Networking Products - 2.2%

Arista Networks, Inc.†#	66,121	7,867,738
Cisco Systems, Inc.	419,347	14,333,280

		22,201,018

Photo Equipment & Supplies - 1.2%

Largan Precision Co., Ltd.	43,532	6,461,045
Sunny Optical Technology Group Co., Ltd.	836,785	5,384,252

		11,845,297

Publishing-Newspapers - 0.6%

News Corp., Class A#	444,700	5,701,054

Real Estate Investment Trusts - 0.4%

Equinix, Inc.#	10,800	4,061,556

Retail-Apparel/Shoe - 0.2%

Zalando SE†	55,984	2,238,931

Semiconductor Components-Integrated Circuits - 6.2%

Analog Devices, Inc.#	93,250	7,639,973
Cypress Semiconductor Corp.#	572,525	7,597,407
Integrated Device Technology, Inc.†	54,647	1,306,610
Marvell Technology Group, Ltd.	267,855	4,178,538
Maxim Integrated Products, Inc.	29,070	1,287,801
MaxLinear, Inc., Class A†	113,442	2,954,030
NXP Semiconductors NV†	180,666	18,574,271
Parade Technologies, Ltd.	236,000	2,496,460
QUALCOMM, Inc.	240,000	13,555,200
Semiconductor Manufacturing International Corp.†#	760,899	989,975
Taiwan Semiconductor Manufacturing Co., Ltd.	550,780	3,388,202

		63,968,467

Semiconductor Equipment - 3.2%

Applied Materials, Inc.	278,375	10,082,742
ASML Holding NV	12,227	1,487,904
Chunghwa Precision Test Tech Co., Ltd.	28,000	1,271,340
FormFactor, Inc.†	114,841	1,223,057
KLA-Tencor Corp.	71,932	6,482,512
Lam Research Corp.#	55,018	6,521,834
MKS Instruments, Inc.#	25,704	1,686,182
Teradyne, Inc.	81,475	2,317,149
Tokyo Electron, Ltd.	13,800	1,376,990

		32,449,710

Software Tools - 0.3%

Nutanix, Inc., Class B(1)(3)(4)	95,451	2,862,575

Telecom Equipment-Fiber Optics - 0.2%

Oclaro, Inc.†	300,907	2,557,709

Telecommunication Equipment - 0.3%

Juniper Networks, Inc.	108,145	3,028,060

Telephone-Integrated - 0.3%

SoftBank Group Corp.	43,100	3,207,995

Toys - 0.1%

Nintendo Co., Ltd.	3,968	830,015

Web Hosting/Design - 0.3%

Wix.com, Ltd.†	54,557	3,398,901

Web Portals/ISP - 3.7%

Alphabet, Inc., Class A†	11,343	9,584,041
Alphabet, Inc., Class C†	15,998	13,169,714
Baidu, Inc. ADR†	19,200	3,343,296
Yahoo!, Inc.†#	272,600	12,446,916

		38,543,967

Total Common Stocks
(cost $799,854,460)		962,323,650

CONVERTIBLE PREFERRED SECURITIES - 1.2%
Applications Software - 0.2%

Dropbox, Inc., Series A-1†(2)(3)(4)	119,521	1,117,522
Dropbox, Inc., Series A†(2)(3)(4)	12,378	115,734
Snap, Inc., Series F†(2)(3)(4)	38,823	621,168

		1,854,424

Data Processing/Management - 0.1%

Cloudera, Inc. Series F†(2)(3)(4)	54,446	1,046,180

E-Commerce/Products - 0.1%

Flipkart, Ltd., Series A†(2)(3)(4)	216	20,362
Flipkart, Ltd., Series C†(2)(3)(4)	377	35,540
Flipkart, Ltd., Series E†(2)(3)(4)	700	65,989
Flipkart, Ltd., Series G†(2)(3)(4)	4,085	385,093

		506,984

E-Commerce/Services - 0.7%

Airbnb, Inc., Series E†(2)(3)(4)	26,943	2,829,015
Uber Technologies, Inc., Series E†(2)(3)(4)	86,516	4,219,576
Xiaoju Kuaizhi, Inc., Series A-17†(2)(3)(4)	11,731	448,442

		7,497,033

Web Portals/ISP - 0.1%

Pinterest, Inc., Series G†(2)(3)(4)	205,650	1,307,934

Total Convertible Preferred Securities
(cost $8,867,730)		12,212,555

Total Long-Term Investment Securities
(cost $808,722,190)		974,536,205

SHORT-TERM INVESTMENT SECURITIES - 6.8%
Registered Investment Companies - 6.5%

State Street Institutional U.S. Government Money Market Fund, Premier Class
0.46%(5)	500,000	500,000
State Street Navigator Securities Lending Government Money Market Portfolio
0.50%(5)(6)	30,150,782	30,150,782
T. Rowe Price Government Reserve Fund
0.53%(5)	36,385,665	36,385,665

		67,036,447

Time Deposits - 0.3%

Euro Time Deposit with State Street Bank and Trust Co.
0.07% due 03/01/2017	$3,537,000	3,537,000

Total Short-Term Investment Securities
(cost $70,573,447)		70,573,447

REPURCHASE AGREEMENTS - 0.2%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 02/28/2017, to be repurchased 03/01/2017 in the amount $1,675,001 collateralized by $1,695,000 of United States Treasury Bonds, bearing interest at 3.00% due 05/15/2045 and having an approximate value of $1,709,879

(cost $1,675,000)	1,675,000	1,675,000

TOTAL INVESTMENTS
(cost $880,970,637)(7)	101.7%	1,046,784,652
Liabilities in excess of other assets	(1.7)	(17,839,483)

NET ASSETS	100.0%	$1,028,945,169

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 1).
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(3)	Illiquid security. At February 28, 2017, the aggregate value of these securities was $17,026,201 representing 1.7% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2017, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
Dropbox, Inc., Class B	05/01/2012	135,924	$1,230,337	$1,270,890	$9.35	0.12%
Flipkart, Ltd.	03/19/2015	626	71,363	59,013	94.27	0.01
Nutanix, Inc., Class B	08/25/2014	95,451	1,278,709	2,862,575	29.99	0.28
Snap, Inc., Class A	05/06/2016	38,823	596,321	621,168	16.00	0.06
Convertible Preferred Securities
Airbnb, Inc.
Series E	06/24/2015	16,260	1,513,715
	07/14/2015	10,683	994,527

		26,943	2,508,242	2,829,015	105.00	0.27

Cloudera, Inc.
Series F	02/05/2014	54,446	792,733	1,046,180	19.22	0.10
Dropbox, Inc.
Series A-1	05/01/2012	60,803	550,212
	05/29/2012	58,718	531,345

		119,521	1,081,557	1,117,522	9.35	0.11

Dropbox, Inc.
Series A	05/01/2012	12,378	112,010	115,734	9.35	0.01
Flipkart, Ltd.
Series A	03/19/2015	216	24,624	20,362	94.27	0.00
Flipkart, Ltd.
Series C	03/19/2015	377	42,978	35,540	94.27	0.00
Flipkart, Ltd.
Series E	03/19/2015	700	79,799	65,989	94.27	0.01
Flipkart, Ltd.
Series G	12/17/2014	4,085	489,220	385,093	94.27	0.04
Pinterest, Inc.
Series G	03/19/2015	205,650	1,476,380	1,307,934	6.36	0.13
Snap, Inc.
Series F	05/06/2016	38,823	596,321	621,168	16.00	0.06
Uber Technologies, Inc.
Series E	06/05/2014	86,516	1,342,127	4,219,576	48.77	0.41
Xiaoju Kuaizhi, Inc.
Series A-17	10/19/2015	11,731	321,737	448,442	38.23	0.04

				$17,026,201		1.65%

(5)	The rate shown is the 7-day yield as of February 28, 2017.
(6)	At February 28, 2017, the Fund had loaned securities with a total value of $201,412,376. This was secured by collateral of $30,150,782, which was received in cash and subsequently invested in short-term investments currently valued at $30,150,782 as reported in the Portfolio of Investments. Additional collateral of $176,744,725 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$5,959,144
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	10,389,178
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	23,906,259
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	14,901,701
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2017 to 11/15/2046	121,588,443

(7)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$122,315,765	$—	$1,892,058	$124,207,823
E-Commerce/Products	70,153,573	—	59,013	70,212,586
Software Tools	—	2,862,575	—	2,862,575
Other Industries	765,040,666	—	—	765,040,666
Convertible Preferred Securities	—	—	12,212,555	12,212,555
Short-Term Investment Securities:
Registered Investment Companies	67,036,447	—	—	67,036,447
Time Deposits	—	3,537,000	—	3,537,000
Repurchase Agreements	—	1,675,000	—	1,675,000

Total Investments at Value	$1,024,546,451	$8,074,575	$14,163,626	$1,046,784,652

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

	Common Stocks	Convertible Preferred Securities

Balance as of 05/31/2016	$1,135,546	$13,736,445
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	—	—
Realized Loss		—
Change in unrealized appreciation(1)	227,827	462,124
Change in unrealized depreciation(1)	(8,623)	(110,983)
Net Purchases	596,321	—
Net Sales	—	(1,875,031)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 02/28/2017	$1,951,071	$12,212,555

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at February 28, 2017 includes:

Common Stocks	Convertible Preferred Securities
$219,204	$213,071

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 2/28/17	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$59,013	Market Approach and	Market Transaction Price*	$142.2400
		Income Approach	Enterprise Value/Revenue Multiple*	3.1x - 4.0x(3.6x)
			2017 Estimated Revenue Multiple*	3.1x
			Discount for Lack of Marketability	8.25% - 10.0% (9.125%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	4.0%

	$1,270,890	Market Approach with
		Option Pricing Method (“OPM”)	Estimated Revenue Multiple*	3.9x - 6.3x(5.1x)
			Trailing Twelve Months Sales Multiple*	9.1x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	39.5%
			Term to liquidity event in years	2.34
			Risk-free rate	1.29%

	$621,168	Market Approach	IPO Announced Offer Range*	$14 - $16

Convertible Preferred Securities	$7,497,033	Market Approach	Transaction Price*	$38.2271 - $105.00 ($63.9998)

	$621,168	Market Approach	IPO Announced Offer Range*	$14 - $16

	$1,307,934	Market Approach	Enterprise Value/Revenue Multiple*	6.0x
			Discount for Lack of Marketability	10.0%

	$506,984	Market Approach and	Market Transaction Price*	$142.2400
		Income Approach	Enterprise Value/Revenue Multiple*	3.1x - 4.0x(3.6x)
			2017 Estimated Revenue Multiple*	3.1x
			Discount for Lack of Marketability	8.25% - 10.0% (9.125%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	4.0%

	$1,046,180	Market Approach	Transaction Price*	$32.8300
			Estimated Revenue Multiple*	3.9x - 6.1x(5.0x)
			Discount for Lack of Marketability	10.00%

	$1,233,256	Market Approach with
		Option Pricing Method (“OPM”)	Estimated Revenue Multiple*	3.9x - 6.3x(5.1x)
			Trailing Twelve Months Sales Multiple*	9.1x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	39.5%
			Term to liquidity event in years	2.34
			Risk-free rate	1.29%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.0%
Advanced Materials - 1.5%

Hexcel Corp.	29,923	$1,645,167

Aerospace/Defense-Equipment - 1.2%

HEICO Corp., Class A	19,214	1,363,233

Airlines - 0.7%

Spirit Airlines, Inc.†	15,390	803,512

Auction Houses/Art Dealers - 1.7%

Ritchie Bros. Auctioneers, Inc.#	54,909	1,849,884

Banks-Commercial - 3.3%

Home BancShares, Inc.	34,960	983,774
Texas Capital Bancshares, Inc.†	14,830	1,322,095
Western Alliance Bancorp†	26,203	1,353,123

		3,658,992

Banks-Mortgage - 1.2%

Walker & Dunlop, Inc.†	33,640	1,367,466

Building Products-Cement - 1.5%

Eagle Materials, Inc.	16,330	1,693,584

Building Products-Doors & Windows - 1.8%

Apogee Enterprises, Inc.#	34,883	1,994,610

Chemicals-Specialty - 0.6%

Ingevity Corp.†	11,936	644,186

Commercial Services-Finance - 5.0%

Euronet Worldwide, Inc.†	24,258	2,008,077
LendingTree, Inc.†	10,553	1,249,475
Square, Inc., Class A†	73,540	1,273,713
WEX, Inc.†	8,860	985,498

		5,516,763

Computer Services - 1.0%

WNS Holdings, Ltd. ADR†	38,610	1,090,733

Computer Software - 2.5%

Cornerstone OnDemand, Inc.†	26,020	1,086,855
InterXion Holding NV†	42,924	1,669,744

		2,756,599

Computers-Other - 1.6%

Lumentum Holdings, Inc.†#	38,394	1,762,285

Data Processing/Management - 0.4%

Fair Isaac Corp.	3,530	459,147

Distribution/Wholesale - 2.8%

Beacon Roofing Supply, Inc.†	37,180	1,689,459
H&E Equipment Services, Inc.	52,940	1,389,146

		3,078,605

Diversified Minerals - 0.7%

US Silica Holdings, Inc.	15,210	769,170

Electric Products-Misc. - 1.1%

Littelfuse, Inc.	7,352	1,186,980

Electronic Components-Semiconductors - 4.9%

Cavium, Inc.†#	17,008	1,114,194
Monolithic Power Systems, Inc.#	16,155	1,421,155
Tower Semiconductor, Ltd.†	125,966	2,890,920

		5,426,269

Electronic Measurement Instruments - 0.7%

Orbotech, Ltd.†	25,590	771,539

Enterprise Software/Service - 1.6%

Ultimate Software Group, Inc.†#	9,420	1,821,734

Entertainment Software - 2.7%

Take-Two Interactive Software, Inc.†	52,768	3,006,721

Finance-Investment Banker/Broker - 1.1%

Evercore Partners, Inc., Class A#	14,930	1,187,681

Food-Confectionery - 1.4%

Hostess Brands, Inc.†#	101,680	1,548,586

Food-Misc./Diversified - 3.0%

Pinnacle Foods, Inc.	30,329	1,732,696
Snyder’s-Lance, Inc.#	40,166	1,589,770

		3,322,466

Footwear & Related Apparel - 1.0%

Steven Madden, Ltd.†#	29,055	1,085,204

Gambling (Non-Hotel) - 1.0%

Red Rock Resorts, Inc., Class A	52,940	1,163,092

Insurance-Life/Health - 1.1%

Primerica, Inc.	14,890	1,202,367

Internet Security - 2.4%

Proofpoint, Inc.†#	34,122	2,687,790

Internet Telephone - 2.8%

RingCentral, Inc., Class A†	118,601	3,166,647

Machinery-Electrical - 0.9%

BWX Technologies, Inc.	22,290	1,035,148

Machinery-General Industrial - 1.2%

Manitowoc Foodservice, Inc.†#	69,600	1,326,576

Medical Instruments - 2.3%

AtriCure, Inc.†#	44,367	809,698
Integra LifeSciences Holdings Corp.†#	25,930	1,108,248
NuVasive, Inc.†	8,850	661,626

		2,579,572

Medical Products - 4.1%

Nevro Corp.†#	10,370	995,416
NxStage Medical, Inc.†	50,334	1,437,539
Wright Medical Group NV†	28,350	790,398
Zeltiq Aesthetics, Inc.†	24,016	1,329,526

		4,552,879

Medical-Biomedical/Gene - 9.8%

Bluebird Bio, Inc.†#	19,568	1,715,135
Blueprint Medicines Corp.†	23,922	841,576
Celyad SA ADR†	11,566	255,956
Five Prime Therapeutics, Inc.†	17,302	793,643
Kite Pharma, Inc.†#	15,850	1,121,705
Ligand Pharmaceuticals, Inc.†#	13,569	1,419,724
Lion Biotechnologies, Inc.†#	80,748	617,722
Loxo Oncology, Inc.†	45,469	2,020,642
Sage Therapeutics, Inc.†#	18,468	1,244,743
Spark Therapeutics, Inc.†	13,420	855,928

		10,886,774

Medical-Drugs - 3.4%

Amicus Therapeutics, Inc.†#	153,927	998,986
Eagle Pharmaceuticals, Inc.†#	22,450	1,721,691
Ignyta, Inc.†	85,497	752,374
Immune Design Corp.†	60,272	307,387

		3,780,438

Medical-HMO - 1.2%

WellCare Health Plans, Inc.†	9,239	1,304,547

Medical-Outpatient/Home Medical - 0.9%

Amedisys, Inc.†	20,807	1,003,314

Miscellaneous Manufacturing - 0.5%

John Bean Technologies Corp.	6,567	587,090

Motion Pictures & Services - 1.3%

IMAX Corp.†#	46,695	1,510,583

Networking Products - 1.8%

LogMeIn, Inc.	22,190	2,035,932

Oil & Gas Drilling - 0.4%

Nabors Industries, Ltd.	33,350	488,244

Oil Companies-Exploration & Production - 1.2%

Carrizo Oil & Gas, Inc.†#	16,569	539,321
Diamondback Energy, Inc.†	7,824	789,129

		1,328,450

Recreational Centers - 0.7%

Planet Fitness, Inc., Class A	37,690	810,712

Recreational Vehicles - 1.0%

LCI Industries#	10,830	1,166,391

Retail-Apparel/Shoe - 1.5%

Burlington Stores, Inc.†	18,341	1,632,532

Retail-Automobile - 1.2%

Lithia Motors, Inc., Class A#	14,069	1,345,981

Retail-Catalog Shopping - 1.4%

MSC Industrial Direct Co., Inc., Class A	15,850	1,594,351

Retail-Discount - 1.1%

Ollie’s Bargain Outlet Holdings, Inc.†#	40,069	1,256,163

Retail-Misc./Diversified - 0.8%

Five Below, Inc.†#	22,755	877,205

Retail-Restaurants - 1.2%

Dave & Buster’s Entertainment, Inc.†	19,780	1,131,218
Wendy’s Co.	12,940	180,384

		1,311,602

Schools - 2.1%

Grand Canyon Education, Inc.†	37,364	2,293,402

Therapeutics - 1.4%

GW Pharmaceuticals PLC ADR†	9,300	1,160,454
Vital Therapies, Inc.†#	79,694	370,577

		1,531,031

Transactional Software - 1.7%

Black Knight Financial Services, Inc., Class A†#	47,981	1,847,268

Transport-Rail - 1.4%

Genesee & Wyoming, Inc., Class A†	21,300	1,579,182

Web Hosting/Design - 1.2%

Wix.com, Ltd.†	21,240	1,323,252

Total Long-Term Investment Securities
(cost $91,346,094)		109,019,631

SHORT-TERM INVESTMENT SECURITIES - 7.7%
Registered Investment Companies - 7.7%

State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(1)(2) (cost $8,541,657)	8,541,657	8,541,657

REPURCHASE AGREEMENTS - 4.2%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 02/28/2017, to be repurchased 03/01/2017 in the amount of $4,634,004, and collateralized by $4,710,000 of United States Treasury Bonds, bearing interest at 0.88%, due 02/15/2047 and having an approximate value of $4,727,663 (cost $4,634,000)	$4,634,000	4,634,000

TOTAL INVESTMENTS
(cost $104,521,751) (3)	109.9%	122,195,288
Liabilities in excess of other assets	(9.9)	(11,002,685)

NET ASSETS	100.0%	$111,192,603

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2017, the Fund had loaned securities with a total value of $24,572,006. This was secured by collateral of $8,541,657, which was received in cash and subsequently invested in short-term investments currently valued at $8,541,657 as reported in the Portfolio of Investments. Additional collateral of $16,665,872 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$271,919
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	474,063
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	1,090,854
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	985,209
United States Treasury Notes/Bonds	0.00% to 8.75%	04/15/2017 to 05/15/2046	13,843,827

(2)	The rate shown is the 7-day yield as of February 28, 2017.
(3)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$109,019,631	$—	$—	$109,019,631
Short-Term Investment Securities	8,541,657	—	—	8,541,657
Repurchase Agreements	—	4,634,000	—	4,634,000

Total Investments at Value	$117,561,288	$4,634,000	$—	$122,195,288

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.7%
Advanced Materials - 0.3%

Core Molding Technologies, Inc.†	13,000	$210,470
Hexcel Corp.	10,700	588,286

		798,756

Advertising Agencies - 0.0%

Tremor Video, Inc.†	60,000	132,600

Advertising Services - 0.0%

Marchex, Inc., Class B†#	28,500	76,095

Aerospace/Defense - 0.3%

Air Industries Group†#	25,800	101,910
Teledyne Technologies, Inc.†	7,300	959,293

		1,061,203

Aerospace/Defense-Equipment - 1.0%

CPI Aerostructures, Inc.†	8,000	61,600
Ducommun, Inc.†	6,400	197,184
LMI Aerospace, Inc.†	6,100	83,936
Moog, Inc., Class A†	5,600	378,448
Orbital ATK, Inc.	21,526	1,989,433
Triumph Group, Inc.#	11,400	316,920

		3,027,521

Agricultural Operations - 0.1%

Cadiz, Inc.†	14,400	210,960

Apparel Manufacturers - 0.1%

Delta Apparel, Inc.†	10,500	183,855
Lakeland Industries, Inc.†	14,000	140,700
Vince Holding Corp.†#	45,000	78,750

		403,305

Applications Software - 1.2%

Brightcove, Inc.†	17,200	144,480
BSQUARE Corp.†	15,000	77,250
Descartes Systems Group, Inc.†	26,600	559,930
Five9, Inc.†#	22,571	359,105
PDF Solutions, Inc.†	13,700	292,906
Progress Software Corp.	9,750	279,630
Tableau Software, Inc., Class A†	6,600	348,084
Tangoe, Inc.†	29,446	168,725
Twilio, Inc., Class A†#	7,330	232,508
Upland Software, Inc.†	10,000	120,500
Verint Systems, Inc.†	32,190	1,215,172

		3,798,290

Athletic Equipment - 0.0%

Nautilus, Inc.†#	5,400	86,940

Auction Houses/Art Dealers - 0.2%

Ritchie Bros. Auctioneers, Inc.	20,000	673,800

Audio/Video Products - 0.5%

VOXX International Corp.†	5,000	24,750
Xperi Corp.	45,129	1,617,875

		1,642,625

Auto Repair Centers - 0.1%

Monro Muffler Brake, Inc.#	6,325	363,688

Auto-Cars/Light Trucks - 0.1%

REV Group, Inc.†	7,770	221,057

Auto/Truck Parts & Equipment-Original - 1.0%

Gentherm, Inc.†#	18,770	680,413
SORL Auto Parts, Inc.†#	15,300	49,572
Spartan Motors, Inc.	21,600	143,640
Strattec Security Corp.	1,500	44,625
Supreme Industries, Inc., Class A#	8,900	173,995
Visteon Corp.†	23,793	2,204,897

		3,297,142

Auto/Truck Parts & Equipment-Replacement - 0.0%

Commercial Vehicle Group, Inc.†	18,700	117,810

Banks-Commercial - 10.7%

1st Constitution BanCorp.	6,400	120,960
American National Bankshares, Inc.	5,900	215,645
AmeriServ Financial, Inc.	22,000	83,600
Anchor Bancorp, Inc.†	3,000	78,600
Atlantic Capital Bancshares, Inc.†	8,892	160,056
Bank of Commerce Holdings	7,640	76,782
Bank of N.T. Butterfield & Son, Ltd.	8,720	284,272
Bank of the Ozarks, Inc.	43,276	2,368,495
BankUnited, Inc.	74,120	2,937,376
Blue Hills Bancorp, Inc.	8,691	159,480
BNC Bancorp	12,737	457,895
Bridge Bancorp, Inc.	9,100	324,415
C&F Financial Corp.	3,000	142,500
Capital Bank Financial Corp., Class A	14,210	579,768
Chemical Financial Corp.	5,222	278,176
Chemung Financial Corp.	5,500	199,375
Citizens Holding Co.#	4,500	115,650
Codorus Valley Bancorp, Inc.	3,150	81,931
CU Bancorp†	2,628	103,280
East West Bancorp, Inc.	8,324	450,495
Eastern Virginia Bankshares, Inc.	12,000	127,560
Farmers Capital Bank Corp.	3,000	116,550
FB Financial Corp.†#	6,700	212,725
First Bancorp, Inc.	7,165	194,243
First Bancshares, Inc.#	6,400	185,600
First Hawaiian, Inc.	10,185	322,661
First Horizon National Corp.	29,200	582,248
Great Western Bancorp, Inc.	56,453	2,412,801
Guaranty Bancorp	3,300	81,675
Heritage Commerce Corp.	14,821	210,458
Home BancShares, Inc.	17,900	503,706
Hope Bancorp, Inc.	14,100	301,740
IBERIABANK Corp.	27,288	2,312,658
Kearny Financial Corp.	10,500	161,175
Live Oak Bancshares, Inc.	4,848	111,262
MBT Financial Corp.	15,300	162,180
MidSouth Bancorp, Inc.	9,800	144,060
Northrim BanCorp, Inc.	7,100	206,965
Ohio Valley Banc Corp.#	6,400	182,720
Pacific Continental Corp.	5,066	127,410
Park Sterling Corp.	22,790	270,289
Penns Woods Bancorp, Inc.#	3,200	152,160
Peoples Bancorp of North Carolina, Inc.	5,500	149,600
Pinnacle Financial Partners, Inc.	36,784	2,552,810
Popular, Inc.	9,600	422,976
Premier Financial Bancorp, Inc.	4,714	86,643
Prosperity Bancshares, Inc.#	9,400	700,676
Seacoast Banking Corp. of Florida†	6,449	149,810

Shore Bancshares, Inc.	8,000	138,960
Simmons First National Corp., Class A	2,800	161,000
Southern National Bancorp of Virginia, Inc.	7,500	127,500
Sussex Bancorp#	6,000	143,700
Synovus Financial Corp.	67,055	2,831,062
Texas Capital Bancshares, Inc.†	10,050	895,957
Towne Bank	11,958	389,233
TriState Capital Holdings, Inc.†	4,005	94,318
United Security Bancshares†	23,124	176,899
Unity Bancorp, Inc.	11,000	185,900
Webster Financial Corp.#	55,204	3,032,356
Westamerica Bancorporation#	3,800	219,830
Western Alliance Bancorp†	65,826	3,399,255
Western New England Bancorp, Inc.	8,000	80,400

		34,240,482

Batteries/Battery Systems - 0.6%

EnerSys	25,634	1,966,897

Beverages-Non-alcoholic - 0.1%

Primo Water Corp.†	10,000	143,400

Brewery - 0.1%

Boston Beer Co., Inc., Class A†#	1,800	285,570
Craft Brew Alliance, Inc.†#	9,200	135,240

		420,810

Building & Construction Products-Misc. - 0.9%

Aspen Aerogels, Inc.†	28,200	116,748
Forterra, Inc.†	6,100	120,963
Gibraltar Industries, Inc.†	5,255	217,820
Louisiana-Pacific Corp.†	10,600	249,948
Quanex Building Products Corp.#	14,584	285,117
Simpson Manufacturing Co., Inc.#	2,100	90,636
Trex Co., Inc.†	28,061	1,908,429

		2,989,661

Building & Construction-Misc. - 0.1%

Comfort Systems USA, Inc.	4,700	179,305

Building Products-Air & Heating - 0.3%

AAON, Inc.	8,525	286,866
Lennox International, Inc.	3,600	592,632

		879,498

Building Products-Cement - 0.6%

Eagle Materials, Inc.	17,517	1,816,688
Martin Marietta Materials, Inc.#	700	151,165

		1,967,853

Building Products-Doors & Windows - 0.8%

Apogee Enterprises, Inc.	38,613	2,207,891
PGT Innovations, Inc.†	19,282	193,784

		2,401,675

Building-Heavy Construction - 0.8%

Dycom Industries, Inc.†	18,856	1,549,586
Orion Group Holdings, Inc.†	16,100	150,696
Primoris Services Corp.	36,508	907,589

		2,607,871

Building-Maintenance & Services - 0.6%

ABM Industries, Inc.	44,637	1,820,743

Building-Residential/Commercial - 0.5%

Beazer Homes USA, Inc.†	86,242	1,052,152
CalAtlantic Group, Inc.#	2,560	90,445
Meritage Homes Corp.†	8,000	284,400

		1,426,997

Cable/Satellite TV - 0.2%

Cable One, Inc.	827	517,222

Capacitors - 0.1%

Kemet Corp.†	35,929	389,111

Casino Hotels - 0.6%

Boyd Gaming Corp.†	98,586	1,939,187

Casino Services - 0.0%

Gaming Partners International Corp.	8,967	101,955

Chemicals-Diversified - 0.1%

BioAmber, Inc.†#	35,000	120,050
Codexis, Inc.†#	33,000	135,300

		255,350

Chemicals-Plastics - 0.6%

PolyOne Corp.	56,464	1,901,708

Chemicals-Specialty - 1.8%

Minerals Technologies, Inc.	33,238	2,567,635
Oil-Dri Corp. of America	4,900	172,872
Sensient Technologies Corp.	31,936	2,552,964
Univar, Inc.†	11,840	381,248

		5,674,719

Coal - 0.1%

Westmoreland Coal Co.†	13,000	187,720

Commercial Services - 1.9%

Collectors Universe, Inc.	7,200	168,480
Healthcare Services Group, Inc.	3,800	157,244
HMS Holdings Corp.†	115,856	2,158,397
Intersections, Inc.†	12,500	46,125
Performant Financial Corp.†	50,000	90,000
ServiceMaster Global Holdings, Inc.†	47,775	1,902,878
SP Plus Corp.†	5,000	161,250
Team, Inc.†	38,814	1,333,261

		6,017,635

Commercial Services-Finance - 0.6%

Euronet Worldwide, Inc.†	20,210	1,672,984
Liberty Tax, Inc.	9,000	134,550
PRGX Global, Inc.†	26,500	165,625

		1,973,159

Communications Software - 0.1%

BroadSoft, Inc.†#	5,500	235,400
Seachange International, Inc.†#	54,500	135,705

		371,105

Computer Aided Design - 0.1%

Exa Corp.†	10,049	157,468

Computer Graphics - 0.2%

CyberArk Software, Ltd.†	9,390	474,946

Computer Task Group, Inc.	19,600	113,288
CSRA, Inc.	15,300	456,246
DMC Global, Inc.	9,000	134,550
EPAM Systems, Inc.†	2,300	169,349
Genpact, Ltd.†	62,939	1,525,641
Luxoft Holding, Inc.†	22,493	1,319,215
StarTek, Inc.†	18,100	160,185

		3,878,474

Computer Software - 1.2%

Blackbaud, Inc.	32,509	2,325,044
Computer Modelling Group, Ltd.	10,700	83,218
Concurrent Computer Corp.#	13,902	69,649
Guidance Software, Inc.†	18,773	128,032
SS&C Technologies Holdings, Inc.	33,100	1,159,162

		3,765,105

Computers-Integrated Systems - 0.4%

Apptio, Inc., Class B†(1)(3)(4)	5,641	69,613
Cray, Inc.†	41,983	875,345
Echelon Corp.†#	11,200	54,320
NCI, Inc., Class A†	10,000	148,000
Radisys Corp.†	36,000	137,520

		1,284,798

Computers-Periphery Equipment - 0.1%

Key Tronic Corp.†	9,633	69,839
TransAct Technologies, Inc.	15,000	111,000

		180,839

Consulting Services - 0.3%

Booz Allen Hamilton Holding Corp.	10,900	389,893
CRA International, Inc.	7,700	276,122
Information Services Group, Inc.†	42,400	134,408

		800,423

Consumer Products-Misc. - 0.7%

CSS Industries, Inc.	4,500	110,610
Helen of Troy, Ltd.†	22,720	2,219,744

		2,330,354

Containers-Paper/Plastic - 0.9%

Graphic Packaging Holding Co.	203,094	2,711,305
Multi-Color Corp.#	3,650	261,705

		2,973,010

Cosmetics & Toiletries - 0.0%

CCA Industries, Inc.†	3,421	10,947

Data Processing/Management - 0.7%

Innodata, Inc.†	52,600	118,350
Jack Henry & Associates, Inc.	23,413	2,195,437

		2,313,787

Diamonds/Precious Stones - 0.0%

Petra Diamonds, Ltd.†	36,585	62,329

Direct Marketing - 0.0%

EVINE Live, Inc.†	90,000	115,200

Disposable Medical Products - 0.2%

STERIS PLC	9,100	638,183

Distribution/Wholesale - 0.2%

Core-Mark Holding Co., Inc.#	14,200	461,784
Educational Development Corp.#	11,000	105,050
Houston Wire & Cable Co.	14,739	98,751

		665,585

Diversified Manufacturing Operations - 0.2%

AZZ, Inc.#	9,800	574,770
Synalloy Corp.†	14,400	150,480

		725,250

Diversified Operations/Commercial Services - 0.0%

Volt Information Sciences, Inc.†	14,393	105,069

Drug Delivery Systems - 0.1%

Catalent, Inc.†	12,291	352,752

E-Commerce/Products - 0.1%

Chegg, Inc.†#	24,178	191,006
Etsy, Inc.†	10,100	122,412
US Auto Parts Network, Inc.†	20,000	69,000

		382,418

E-Commerce/Services - 0.3%

GrubHub, Inc.†#	7,967	279,323
Leaf Group, Ltd.†	25,000	196,250
Quotient Technology, Inc.†	12,790	152,201
Spark Networks, Inc.†#	80,000	78,408
SurveyMonkey, Inc.†(2)(3)(4)	5,062	49,152
Zillow Group, Inc., Class A†	800	26,904
Zillow Group, Inc., Class C†#	1,600	54,304

		836,542

E-Marketing/Info - 0.2%

Marin Software, Inc.†	60,000	138,000
New Media Investment Group, Inc.	8,200	126,526
QuinStreet, Inc.†	35,000	113,050
YuMe, Inc.†	41,000	149,240

		526,816

Educational Software - 0.0%

Rosetta Stone, Inc.†	14,000	109,900

Electric Products-Misc. - 0.1%

Graham Corp.	5,800	127,194
Novanta, Inc.†	12,831	311,793

		438,987

Electric-Distribution - 0.0%

Genie Energy, Ltd., Class B#	12,500	68,125

Electric-Integrated - 0.5%

NorthWestern Corp.	3,000	175,500

PNM Resources, Inc.	20,900	758,670
Portland General Electric Co.	12,700	575,691

		1,509,861

Electronic Components-Misc. - 0.2%

Bel Fuse, Inc., Class B	6,000	156,600
CTS Corp.	9,800	214,620
Sparton Corp.†	5,900	136,821
Vishay Precision Group, Inc.†	8,800	141,680

		649,721

Electronic Components-Semiconductors - 2.3%

Cavium, Inc.†#	6,200	406,162
Diodes, Inc.†	8,693	207,502
GigPeak, Inc.†	50,000	153,000
GSI Technology, Inc.†#	19,800	138,402
Inphi Corp.†	2,700	126,738
Lattice Semiconductor Corp.†	29,825	210,863
MACOM Technology Solutions Holdings, Inc.†	43,212	1,991,641
Microsemi Corp.†	65,592	3,398,977
Pixelworks, Inc.†	22,000	87,120
Rambus, Inc.†#	26,400	331,584
Richardson Electronics, Ltd.	15,000	92,850
Semtech Corp.†	10,000	334,500

		7,479,339

Electronic Measurement Instruments - 1.0%

CyberOptics Corp.†	6,700	230,480
ESCO Technologies, Inc.	12,100	655,820
FLIR Systems, Inc.	51,494	1,890,345
National Instruments Corp.	14,400	464,256

		3,240,901

Electronic Parts Distribution - 0.6%

Tech Data Corp.†	20,865	1,815,255

Electronic Security Devices - 0.0%

Vicon Industries, Inc.†	14,000	5,740

Electronics-Military - 0.0%
Arotech Corp.†	34,800	135,720

Energy-Alternate Sources - 0.1%

Aemetis, Inc.†#	17,800	20,470
Amyris, Inc.†#	50,800	25,883
NextEra Energy Partners LP	6,800	209,304
REX American Resources Corp.†#	2,100	174,762

		430,419

Engineering/R&D Services - 0.1%

Exponent, Inc.	4,800	275,760

Enterprise Software/Service - 0.8%

Guidewire Software, Inc.†	13,000	710,320
MicroStrategy, Inc., Class A†	9,650	1,851,642

		2,561,962

Entertainment Software - 1.0%

Take-Two Interactive Software, Inc.†	53,597	3,053,957

Environmental Consulting & Engineering - 0.0%

TRC Cos., Inc.†	8,712	89,298

Environmental Monitoring & Detection - 0.2%

MSA Safety, Inc.	8,800	635,800

Female Health Care Products - 0.0%

Juniper Pharmaceuticals, Inc.†#	17,700	87,615

Finance-Auto Loans - 0.0%

Consumer Portfolio Services, Inc.†	24,500	126,665

Finance-Commercial - 0.1%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	10,200	201,858

Finance-Consumer Loans - 1.0%

Asta Funding, Inc.†	13,200	122,760
Encore Capital Group, Inc.†#	10,676	355,511
Regional Management Corp.†	8,200	172,118
SLM Corp.†	205,186	2,460,180

		3,110,569

Finance-Investment Banker/Broker - 2.1%

E*TRADE Financial Corp.†	86,081	2,970,655
FBR & Co.	5,750	104,363
JMP Group LLC	16,300	105,624
Lazard, Ltd., Class A	42,275	1,820,361
Piper Jaffray Cos.	23,628	1,671,681

		6,672,684

Finance-Leasing Companies - 0.1%

California First National Bancorp#	11,000	173,250
Marlin Business Services Corp.	7,500	178,500

		351,750

Finance-Mortgage Loan/Banker - 0.2%

Ellie Mae, Inc.†#	5,773	551,668
PennyMac Financial Services, Inc., Class A†	5,600	99,960

		651,628

Finance-Other Services - 0.2%

Bats Global Markets, Inc.	19,502	685,105

Financial Guarantee Insurance - 0.4%

Assured Guaranty, Ltd.#	18,877	776,033
Radian Group, Inc.	25,300	470,833

		1,246,866

Food-Canned - 0.7%

TreeHouse Foods, Inc.†#	27,753	2,361,225

Food-Dairy Products - 0.0%

Lifeway Foods, Inc.†	10,200	107,202

Food-Flour & Grain - 0.2%

Post Holdings, Inc.†#	6,800	556,716

Food-Misc./Diversified - 1.5%

Cal-Maine Foods, Inc.#	13,440	510,048
Inventure Foods, Inc.†#	17,900	99,882
Pinnacle Foods, Inc.	69,237	3,955,510
Senomyx, Inc.†#	18,300	20,679
Snyder’s-Lance, Inc.#	6,300	249,354

		4,835,473

Food-Retail - 0.1%

Sprouts Farmers Market, Inc.†#	10,100	186,446

Food-Wholesale/Distribution - 0.1%

AMCON Distributing Co.	500	50,300
Performance Food Group Co.†	6,800	160,480

		210,780

Footwear & Related Apparel - 0.2%

Rocky Brands, Inc.	10,711	115,679
Skechers U.S.A., Inc., Class A†	22,800	585,276

		700,955

Forestry - 0.0%

West Fraser Timber Co., Ltd.	2,600	107,919

Funeral Services & Related Items - 0.1%

Matthews International Corp., Class A	2,900	190,965

Gambling (Non-Hotel) - 0.0%

Dover Downs Gaming & Entertainment, Inc.†	43,334	46,367

Garden Products - 0.3%

Toro Co.	13,000	782,730

Gas-Distribution - 1.5%

Chesapeake Utilities Corp.	3,500	241,325
Delta Natural Gas Co., Inc.#	3,800	115,748
Gas Natural, Inc.	13,000	164,450
ONE Gas, Inc.	15,700	1,029,135
South Jersey Industries, Inc.#	6,200	217,124
Southwest Gas Holdings, Inc.	7,900	675,687
UGI Corp.	51,250	2,471,787

		4,915,256

Gold Mining - 0.1%

Franco-Nevada Corp.	3,300	212,704
New Gold, Inc.†	31,696	91,398
Osisko Gold Royalties, Ltd.	11,800	129,354

		433,456

Health Care Cost Containment - 0.0%

HealthEquity, Inc.†	7	306

Healthcare Safety Devices - 0.1%

Alpha Pro Tech, Ltd.†	30,000	91,500
Retractable Technologies, Inc.†#	30,000	30,600
Unilife Corp.†#	11,200	21,392

		143,492

Home Furnishings - 0.8%

La-Z-Boy, Inc.	63,631	1,718,037
Stanley Furniture Co., Inc.	20,000	15,800
Tempur Sealy International, Inc.†#	16,100	743,659

		2,477,496

Hotels/Motels - 0.1%

Hilton Grand Vacations, Inc.†#	7,700	230,538

Housewares - 0.0%

Lifetime Brands, Inc.	8,000	116,000

Human Resources - 0.2%

Cross Country Healthcare, Inc.†	11,200	173,264
Edgewater Technology, Inc.†	14,600	101,324
Patriot National, Inc.†#	18,700	85,833
RCM Technologies, Inc.†	20,000	116,000

		476,421

Import/Export - 0.0%

Castle Brands, Inc.†	40,000	41,600

Independent Power Producers - 0.1%

NRG Energy, Inc.	14,000	231,840
Synthesis Energy Systems, Inc.†#	102,200	86,850

		318,690

Industrial Audio & Video Products - 0.1%

Ballantyne Strong, Inc.†	14,000	91,000
Iteris, Inc.†	51,210	238,639
Turtle Beach Corp.†#	100,000	106,000

		435,639

Industrial Automated/Robotic - 0.0%

Hurco Cos., Inc.	5,000	137,500

Instruments-Controls - 0.7%

Allied Motion Technologies, Inc.	8,000	193,200
Frequency Electronics, Inc.†	10,000	110,900
Watts Water Technologies, Inc., Class A	27,720	1,772,694

		2,076,794

Insurance-Life/Health - 0.7%

CNO Financial Group, Inc.	102,234	2,137,713
Health Insurance Innovations, Inc., Class A†#	7,000	125,650

		2,263,363

Insurance-Multi-line - 1.3%

American Financial Group, Inc.	25,208	2,371,064
Horace Mann Educators Corp.	44,271	1,854,955

		4,226,019

Insurance-Property/Casualty - 1.4%

Enstar Group, Ltd.†#	1,500	290,625
Federated National Holding Co.	7,600	152,076
First Acceptance Corp.†#	2,558	3,530
Hallmark Financial Services, Inc.†	13,000	143,260
Hanover Insurance Group, Inc.	22,803	2,052,726
Infinity Property & Casualty Corp.#	7,300	688,025
RLI Corp.#	678	39,629

Safety Insurance Group, Inc.	3,500	248,500
Selective Insurance Group, Inc.	16,700	739,810
State Auto Financial Corp.#	9,150	245,495

		4,603,676

Insurance-Reinsurance - 0.1%

Essent Group, Ltd.†	4,600	160,126

Internet Application Software - 0.2%

Connecture, Inc.†#	75,000	144,000
Tucows, Inc.†#	1,682	76,615
Zendesk, Inc.†	11,500	313,145

		533,760

Internet Connectivity Services - 0.1%

Internap Corp.†#	58,900	132,525
PC-Tel, Inc.	21,200	118,720

		251,245

Internet Content-Entertainment - 0.1%

Limelight Networks, Inc.†	50,000	112,500
Pandora Media, Inc.†#	10,600	131,228

		243,728

Internet Financial Services - 0.0%

TheStreet, Inc.†#	75,900	58,823

Internet Infrastructure Software - 0.0%

Support.com, Inc.†	35,500	77,035

Internet Security - 0.3%

iPass, Inc.†	49,900	63,872
Proofpoint, Inc.†#	12,900	1,016,133

		1,080,005

Internet Telephone - 0.1%

RingCentral, Inc., Class A†	10,600	283,020

Investment Companies - 0.0%

KCAP Financial, Inc.#	16,700	68,136
Medallion Financial Corp.#	17,100	37,449

		105,585

Investment Management/Advisor Services - 0.3%

Cohen & Steers, Inc.	6,800	255,748
Financial Engines, Inc.#	10,500	465,150
Manning & Napier, Inc.#	8,400	52,500
Silvercrest Asset Management Group, Inc., Class A	10,000	133,500

		906,898

Lasers-System/Components - 1.1%

Coherent, Inc.†	19,199	3,505,353

Leisure Products - 0.0%

Escalade, Inc.	5,200	67,600

Machine Tools & Related Products - 0.1%

Hardinge, Inc.	11,000	115,170
LS Starrett Co., Class A	8,000	88,000

		203,170

Machinery-Electrical - 0.8%

BWX Technologies, Inc.	52,185	2,423,471

Machinery-Farming - 0.1%

Alamo Group, Inc.	3,300	247,995

Machinery-General Industrial - 1.9%

Albany International Corp., Class A	35,968	1,631,149
Applied Industrial Technologies, Inc.	5,000	315,250
Chart Industries, Inc.†#	13,300	473,347
Gencor Industries, Inc.†	16,650	237,263
Manitowoc Co., Inc.†#	25,300	153,824
Manitowoc Foodservice, Inc.†#	17,200	327,832
Tennant Co.	4,500	316,125
Twin Disc, Inc.†	12,800	234,240
Xerium Technologies, Inc.†	15,000	77,100
Zebra Technologies Corp., Class A†	26,557	2,408,985

		6,175,115

Machinery-Pumps - 0.1%

Graco, Inc.	4,600	417,496

Medical Imaging Systems - 0.7%

Analogic Corp.	22,859	1,882,439
Digirad Corp.	25,000	131,250
Lantheus Holdings, Inc.†	17,298	221,414

		2,235,103

Medical Instruments - 0.4%

Avinger, Inc.†	55,000	140,250
Bruker Corp.	15,890	383,744
Entellus Medical, Inc.†#	7,569	105,360
Halyard Health, Inc.†	11,900	464,814
Navidea Biopharmaceuticals, Inc.†	85,500	40,074

		1,134,242

Medical Laser Systems - 0.1%

Cutera, Inc.†	9,000	183,600
IRIDEX Corp.†#	8,100	128,304

		311,904

Medical Products - 2.8%

Accuray, Inc.†#	9,500	48,925
Advanced Accelerator Applications SA ADR†#	2,594	98,416
Hill-Rom Holdings, Inc.	40,947	2,720,928
InfuSystem Holdings, Inc.†	25,000	55,000
InVivo Therapeutics Holdings Corp.†	24,300	102,060
K2M Group Holdings, Inc.†	34,396	689,640
Nevro Corp.†	20,198	1,938,806
Sientra, Inc.†#	21,000	204,330
Span-America Medical Systems, Inc.	3,100	65,720
Wright Medical Group NV†#	107,483	2,996,626

		8,920,451

Medical-Biomedical/Gene - 2.5%

Acceleron Pharma, Inc.†	5,500	146,960
Aevi Genomic Medicine, Inc.†#	19,000	89,110
Argos Therapeutics, Inc.†#	21,600	24,840
ArQule, Inc.†	55,000	70,400
Asterias Biotherapeutics, Inc.†#	9,454	35,925
Aviragen Therapeutics, Inc.†	34,600	20,504
Blueprint Medicines Corp.†	1,000	35,180

Cambrex Corp.†	32,344	1,822,584
Cascadian Therapeutics, Inc.†	14,716	62,396
ChemoCentryx, Inc.†#	25,000	165,500
Corium International, Inc.†#	35,000	134,750
Eiger BioPharmaceuticals, Inc.†	6,600	74,580
Endocyte, Inc.†#	16,000	32,800
Enzo Biochem, Inc.†	33,500	216,075
Exelixis, Inc.†#	18,800	404,764
Fate Therapeutics, Inc.†#	70,000	300,300
Genocea Biosciences, Inc.†#	32,000	149,440
Harvard Bioscience, Inc.†#	45,000	126,000
Infinity Pharmaceuticals, Inc.†#	80,000	222,400
Insmed, Inc.†	12,332	196,449
Ionis Pharmaceuticals, Inc.†#	4,200	209,034
Medicines Co.†#	7,200	377,424
Nivalis Therapeutics, Inc.†#	15,000	40,950
Oncocyte Corp.†	11,558	65,303
Pfenex, Inc.†	14,000	101,220
PharmAthene, Inc.#	68,300	61,470
Protalix BioTherapeutics, Inc.†#	22,016	23,117
Prothena Corp. PLC†#	4,918	288,440
pSivida Corp.†#	32,000	56,000
Retrophin, Inc.†	57,114	1,214,815
Sage Therapeutics, Inc.†#	4,000	269,600
Seattle Genetics, Inc.†	4,100	269,165
Spark Therapeutics, Inc.†	4,600	293,388
Synthetic Biologics, Inc.†#	88,300	69,757
Ultragenyx Pharmaceutical, Inc.†#	400	34,032
Veracyte, Inc.†	19,300	149,575
Verastem, Inc.†	63,300	72,162
WaVe Life Sciences, Ltd.†#	1,669	50,237

		7,976,646

Medical-Drugs - 2.1%

ACADIA Pharmaceuticals, Inc.†#	6,400	243,904
AcelRx Pharmaceuticals, Inc.†#	32,100	97,905
Achaogen, Inc.†#	10,785	252,908
Agile Therapeutics, Inc.†	118,300	262,626
Alimera Sciences, Inc.†#	115,025	148,382
Alkermes PLC†	7,300	412,450
Ampio Pharmaceuticals, Inc.†#	48,900	40,098
Conatus Pharmaceuticals, Inc.†	9,500	46,265
Cumberland Pharmaceuticals, Inc.†	27,800	157,070
Dicerna Pharmaceuticals, Inc.†#	8,300	23,904
Ironwood Pharmaceuticals, Inc.†#	22,400	378,336
Kadmon Holdings, Inc.†#	37,000	137,270
MediciNova, Inc.†	13,572	87,404
NanoViricides, Inc.†#	43,000	51,170
Neos Therapeutics, Inc.†#	15,000	90,000
Pacira Pharmaceuticals, Inc.†#	9,600	419,520
Pain Therapeutics, Inc.†#	57,100	32,673
Pernix Therapeutics Holdings, Inc.†#	2,900	9,338
Radius Health, Inc.†#	7,200	303,408
Regulus Therapeutics, Inc.†#	40,000	42,000
Supernus Pharmaceuticals, Inc.†	68,621	1,763,560
TESARO, Inc.†#	5,338	1,005,519
TherapeuticsMD, Inc.†#	27,300	171,444
VIVUS, Inc.†#	75,000	84,000
vTv Therapeutics, Inc., Class A†	15,000	90,450
Zogenix, Inc.†#	11,712	121,219
Zynerba Pharmaceuticals, Inc.†#	9,000	206,100

		6,678,923

Medical-HMO - 0.5%

Centene Corp.†	8,200	578,100
Tivity Health, Inc.†	16,268	470,145
Universal American Corp.†	941	9,363
WellCare Health Plans, Inc.†	4,500	635,400

		1,693,008

Medical-Hospitals - 0.7%

Acadia Healthcare Co., Inc.†#	42,472	1,899,348
LifePoint Health, Inc.†	4,900	313,845

		2,213,193

Metal Processors & Fabrication - 0.4%

Ampco-Pittsburgh Corp.	6,500	94,900
Haynes International, Inc.	5,000	195,300
RBC Bearings, Inc.†#	6,900	643,770
Sun Hydraulics Corp.	6,600	244,200

		1,178,170

Metal Products-Distribution - 0.1%

A.M. Castle & Co.†#	38,800	21,340
Olympic Steel, Inc.#	5,500	132,990

		154,330

Metal-Aluminum - 0.0%

Constellium NV, Class A†	14,500	118,175

Metal-Diversified - 0.0%

Luxfer Holdings PLC ADR	12,500	138,625

Miscellaneous Manufacturing - 0.3%

John Bean Technologies Corp.	11,500	1,028,100

MRI/Medical Diagnostic Imaging - 0.1%

Alliance HealthCare Services, Inc.†	9,200	95,220
RadNet, Inc.†	18,000	107,100

		202,320

Non-Hazardous Waste Disposal - 0.9%

Waste Connections, Inc.	33,279	2,908,252

Office Automation & Equipment - 0.3%

Pitney Bowes, Inc.	76,140	1,038,550

Oil & Gas Drilling - 0.1%

Diamond Offshore Drilling, Inc.†#	12,600	212,184

Oil Companies-Exploration & Production - 3.1%

Approach Resources, Inc.†#	77,300	204,845
Centennial Resource Development LLC†(1)	4,475	79,487
Centennial Resource Development, Inc., Class A†#	6,840	128,660
Comstock Resources, Inc.†#	9,000	84,330
Diamondback Energy, Inc.†	4,600	463,956
Earthstone Energy, Inc.†#	9,400	121,260
Energen Corp.†	36,825	1,933,312
Evolution Petroleum Corp.	23,100	202,125
FieldPoint Petroleum Corp.†	31,900	16,429
Gastar Exploration, Inc.†#	60,000	109,800

Jagged Peak Energy, Inc.†	10,100	139,077
Jones Energy, Inc., Class A†#	15,000	48,000
Matador Resources Co.†#	15,400	370,678
Newfield Exploration Co.†	47,995	1,749,898
Panhandle Oil and Gas, Inc., Class A	5,000	98,500
Parsley Energy, Inc., Class A†	59,861	1,819,176
PetroQuest Energy, Inc.†#	10,250	39,155
Rex Energy Corp.†#	30,000	18,390
RSP Permian, Inc.†	56,735	2,240,465
SM Energy Co.	4,800	118,320
VAALCO Energy, Inc.†#	30,000	33,600
Yuma Energy, Inc.†	270	656

		10,020,119

Oil Field Machinery & Equipment - 1.0%

Dril-Quip, Inc.†#	3,300	202,455
Flotek Industries, Inc.†#	11,100	150,072
Forum Energy Technologies, Inc.†#	99,442	2,157,892
Gulf Island Fabrication, Inc.	8,400	95,760
Mitcham Industries, Inc.†	22,400	108,416
Natural Gas Services Group, Inc.†	7,400	192,770
Superior Drilling Products, Inc.†	56,000	57,680
Thermon Group Holdings, Inc.†	5,595	112,795

		3,077,840

Oil Refining & Marketing - 0.0%

Adams Resources & Energy, Inc.	3,314	134,217

Oil-Field Services - 0.8%

Enservco Corp.†#	19,000	9,498
Forbes Energy Services, Ltd.†	17,200	662
Frank’s International NV#	8,400	102,480
Independence Contract Drilling, Inc.†	31,100	185,045
Keane Group, Inc.†#	7,100	124,392
SEACOR Holdings, Inc.†#	6,600	454,410
Superior Energy Services, Inc.†	94,912	1,566,048
Tesco Corp.†	11,700	97,695
Willbros Group, Inc.†	50,900	152,700

		2,692,930

Paper & Related Products - 0.1%

Clearwater Paper Corp.†	2,641	146,840

Patient Monitoring Equipment - 0.0%

CareDx, Inc.†#	52,400	110,040

Pharmacy Services - 0.0%

BioScrip, Inc.†	85,000	128,350

Physical Therapy/Rehabilitation Centers - 0.2%

AAC Holdings, Inc.†#	18,000	165,060
U.S. Physical Therapy, Inc.#	4,510	341,181

		506,241

Power Converter/Supply Equipment - 1.0%

Generac Holdings, Inc.†	46,539	1,816,883
SPX Corp.†	47,222	1,245,716

		3,062,599

Precious Metals - 0.0%

Tahoe Resources, Inc.	12,600	106,818

Printing-Commercial - 0.0%

Deluxe Corp.	1,400	103,026

Private Equity - 0.5%

Kennedy-Wilson Holdings, Inc.	71,998	1,587,556

Publishing-Books - 0.1%

Scholastic Corp.	6,649	299,604

Publishing-Newspapers - 0.1%

A.H. Belo Corp., Class A	18,221	114,792
Lee Enterprises, Inc.†#	84,700	220,220

		335,012

Quarrying - 0.0%

Compass Minerals International, Inc.#	1,600	121,280

Radio - 0.1%

Saga Communications, Inc., Class A	123	6,138
Salem Media Group, Inc.	10,000	71,500
Townsquare Media, Inc., Class A†	11,000	119,570

		197,208

Real Estate Investment Trusts - 2.7%

Acadia Realty Trust#	7,400	237,022
American Campus Communities, Inc.	9,300	475,230
CatchMark Timber Trust, Inc., Class A	11,700	126,360
Chesapeake Lodging Trust	8,200	198,112
Corporate Office Properties Trust#	14,000	477,260
CubeSmart	71,953	1,960,719
EastGroup Properties, Inc.#	7,700	572,418
Equity Commonwealth†	14,600	456,396
Equity One, Inc.	10,300	326,098
Healthcare Trust of America, Inc., Class A	54,059	1,739,078
Outfront Media, Inc.	5,093	132,163
Paramount Group, Inc.	15,200	264,936
PS Business Parks, Inc.	7,156	831,599
Retail Opportunity Investments Corp.#	21,000	462,000
Urban Edge Properties	9,900	274,527
Urstadt Biddle Properties, Inc., Class A	8,800	196,064

		8,729,982

Real Estate Management/Services - 0.3%

FirstService Corp.	9,100	525,889
RE/MAX Holdings, Inc., Class A#	5,000	287,500

		813,389

Real Estate Operations & Development - 0.2%

Alexander & Baldwin, Inc.	10,200	457,266
Consolidated-Tomoka Land Co.#	3,100	170,872
Forestar Group, Inc.†	7,900	105,070

		733,208

Recreational Centers - 0.1%

Town Sports International Holdings, Inc.†	45,000	153,000

Recycling - 0.0%

Fenix Parts, Inc.†	40,000	80,000

Research & Development - 0.0%

AVEO Pharmaceuticals, Inc.†#	66,464	55,830

Retail-Apparel/Shoe - 1.0%

American Eagle Outfitters, Inc.	98,171	1,556,010
Burlington Stores, Inc.†	8,500	756,585

Chico’s FAS, Inc.	33,900	490,872
Destination Maternity Corp.†#	7,800	39,156
New York & Co., Inc.†	33,029	75,967
Tilly’s, Inc., Class A	14,458	159,472

		3,078,062

Retail-Appliances - 0.0%

hhgregg, Inc.†#	17,000	2,210

Retail-Arts & Crafts - 0.6%

Michaels Cos., Inc.†#	101,555	2,040,240

Retail-Automobile - 0.1%

Rush Enterprises, Inc., Class A†	9,100	313,768

Retail-Building Products - 0.2%

Tile Shop Holdings, Inc.†#	26,800	471,680

Retail-Computer Equipment - 0.1%

PCM, Inc.†#	6,744	181,414

Retail-Discount - 0.2%

Gordmans Stores, Inc.†#	44,900	26,491
HSN, Inc.	4,800	180,960
Ollie’s Bargain Outlet Holdings, Inc.†#	7,756	243,151
Tuesday Morning Corp.†#	43,200	157,680

		608,282

Retail-Home Furnishings - 0.1%

RH†#	6,225	189,489

Retail-Leisure Products - 0.0%

West Marine, Inc.†	10,000	91,900

Retail-Misc./Diversified - 0.5%

Five Below, Inc.†#	7,500	289,125
Gaia, Inc.†#	17,400	148,770
Sally Beauty Holdings, Inc.†	53,021	1,159,569

		1,597,464

Retail-Petroleum Products - 0.0%

TravelCenters of America LLC†	20,000	130,000

Retail-Restaurants - 2.3%

Bojangles’, Inc.†	7,530	158,507
Bravo Brio Restaurant Group, Inc.†	11,500	46,000
Brinker International, Inc.#	8,400	354,816
Denny’s Corp.†	33,400	419,504
Famous Dave’s of America, Inc.†	6,800	38,420
J Alexander’s Holdings, Inc.†	13,000	120,900
Jack in the Box, Inc.	7,900	740,309
Jamba, Inc.†#	13,420	130,308
Kona Grill, Inc.†#	7,700	48,895
Luby’s, Inc.†	25,000	84,500
Panera Bread Co., Class A†	8,024	1,851,939
Papa John’s International, Inc.	23,450	1,850,674
Red Robin Gourmet Burgers, Inc.†	8,039	366,980
Sonic Corp.#	26,807	677,681
Wingstop, Inc.#	11,300	297,190

		7,186,623

Retail-Sporting Goods - 0.1%

Zumiez, Inc.†#	20,400	416,160

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†#	8,000	72,400

Retirement/Aged Care - 0.0%

AdCare Health Systems, Inc.†#	51,100	68,985
Five Star Quality Care, Inc.†	5,027	11,562

		80,547

Satellite Telecom - 0.6%

Iridium Communications, Inc.†	208,690	1,815,603

Savings & Loans/Thrifts - 0.8%

Atlantic Coast Financial Corp.†	20,000	156,400
Beneficial Bancorp, Inc.	22,165	361,290
Capitol Federal Financial, Inc.	25,940	391,435
Clifton Bancorp, Inc.#	6,300	101,241
Entegra Financial Corp.†	6,000	138,000
ESSA Bancorp, Inc.	9,000	142,200
First Financial Northwest, Inc.	10,000	203,500
Home Bancorp, Inc.	5,593	201,348
Lake Shore Bancorp, Inc.	10,000	154,400
Malvern Bancorp, Inc.†	3,800	78,280
Meridian Bancorp, Inc.	15,985	304,514
Provident Financial Holdings, Inc.	6,714	125,283
SI Financial Group, Inc.	8,500	124,950
Southern Missouri Bancorp, Inc.	5,000	175,100

		2,657,941

Schools - 0.1%

American Public Education, Inc.†	7,200	173,880
Lincoln Educational Services Corp.†	20,000	37,400

		211,280

Security Services - 0.3%

Brink’s Co.	17,400	930,030

Seismic Data Collection - 0.1%

Dawson Geophysical Co.†	33,264	256,798
Geospace Technologies Corp.†#	8,900	146,939

		403,737

Semiconductor Components-Integrated Circuits - 0.8%

Cirrus Logic, Inc.†	24,437	1,321,553
Integrated Device Technology, Inc.†	11,100	265,401
Power Integrations, Inc.	13,828	873,930

		2,460,884

Semiconductor Equipment - 0.7%

Entegris, Inc.†	91,414	1,937,977
Magnachip Semiconductor Corp.†#	24,100	177,135

Ultra Clean Holdings, Inc.†	14,700	203,595

		2,318,707

Specified Purpose Acquisitions - 0.1%

Conyers Park Acquisition Corp.†	15,000	168,000

Steel Pipe & Tube - 0.3%

Mueller Water Products, Inc., Class A#	31,900	395,241
Valmont Industries, Inc.	3,748	589,373

		984,614

Steel-Producers - 0.1%

Friedman Industries, Inc.	10,000	64,500
Shiloh Industries, Inc.†	13,600	209,848

		274,348

Storage/Warehousing - 0.6%

Mobile Mini, Inc.	57,026	1,856,196

Telecom Equipment-Fiber Optics - 0.3%

Ciena Corp.†	16,300	429,342
Finisar Corp.†	14,266	477,626
KVH Industries, Inc.†	14,357	144,288

		1,051,256

Telecom Services - 0.1%

Consolidated Communications Holdings, Inc.#	1	23
Hawaiian Telcom Holdco, Inc.†	5,900	142,308
HC2 Holdings, Inc.†	25,729	141,509

		283,840

Telecommunication Equipment - 0.1%

ADTRAN, Inc.	10,600	224,190
Aware, Inc.†	14,500	71,050
Westell Technologies, Inc., Class A†#	41,700	29,399
Wireless Telecom Group, Inc.†#	68,200	108,438

		433,077

Telephone-Integrated - 0.0%

Alaska Communications Systems Group, Inc.†	77,000	128,590

Textile-Apparel - 0.1%

Cherokee, Inc.†#	6,400	60,160
Tandy Leather Factory, Inc.†	15,000	120,000

		180,160

Textile-Products - 0.0%

Dixie Group, Inc.†	10,000	35,500

Therapeutics - 0.7%

Aquinox Pharmaceuticals, Inc.†#	3,483	60,186
CorMedix, Inc.†#	40,000	83,200
Egalet Corp.†#	25,000	123,500
Neurocrine Biosciences, Inc.†	36,072	1,592,940
Ocera Therapeutics, Inc.†#	37,800	24,948
Oncobiologics, Inc.†	25,000	79,750
Xencor, Inc.†	6,438	159,984
Zafgen, Inc.†	15,000	59,550

		2,184,058

Toys - 0.0%

JAKKS Pacific, Inc.†#	15,600	81,900

Transactional Software - 0.1%

Bottomline Technologies de, Inc.†#	14,800	369,260

Transport-Equipment & Leasing - 0.1%

General Finance Corp.†#	10,034	50,672
Willis Lease Finance Corp.†	10,000	254,200

		304,872

Transport-Services - 0.2%

Matson, Inc.#	13,900	471,627
Radiant Logistics, Inc.†#	37,800	211,680

		683,307

Transport-Truck - 2.1%

Celadon Group, Inc.	75,980	611,639
Forward Air Corp.	28,088	1,391,760
Knight Transportation, Inc.#	12,666	414,178
Landstar System, Inc.	4,700	407,960
Old Dominion Freight Line, Inc.†	20,740	1,903,103
P.A.M. Transportation Services, Inc.†	1,357	24,738
Patriot Transportation Holding, Inc.†	5,000	114,250
Saia, Inc.†	7,458	360,594
Swift Transportation Co.†	71,204	1,546,551
USA Truck, Inc.†#	6,900	65,619
XPO Logistics, Inc.†	1	51

		6,840,443

Travel Services - 0.1%

Liberty TripAdvisor Holdings, Inc., Class A†	14,200	190,990

Veterinary Diagnostics - 0.3%

Phibro Animal Health Corp., Class A	31,678	882,232

Vitamins & Nutrition Products - 0.0%

Nutraceutical International Corp.#	3,200	107,840

Water - 0.1%

California Water Service Group#	12,000	441,000

Web Hosting/Design - 0.0%

Rightside Group, Ltd.†#	13,000	109,070

Web Portals/ISP - 0.0%

Synacor, Inc.†	44,000	132,000

Wire & Cable Products - 0.5%

Belden, Inc.	23,757	1,678,432

Wireless Equipment - 0.1%

ID Systems, Inc.†#	22,000	128,920
TESSCO Technologies, Inc.	5,900	83,780

		212,700

Total Common Stocks
(cost $249,909,725)		312,434,455

CONVERTIBLE PREFERRED SECURITIES - 0.1%
Data Processing/Management - 0.0%

Cloudera, Inc., Seris F†(2)(3)(4)	6,715	129,029

E-Commerce/Services - 0.1%

CarGurus, Inc., Series D†(2)(3)(4)	2,567	139,108
CarGurus, Inc., Series E†(2)(3)(4)	814	44,111

		183,219

Enterprise Software/Service - 0.0%

Plex Systems, Inc., Series B†(2)(3)(4)	50,422	91,768

Internet Infrastructure Software - 0.0%

MongoDB, Inc., Series F†(2)(3)(4)	4,475	28,819

Total Convertible Preferred Securities
(cost $436,737)		432,835

WARRANTS† - 0.0%
Medical-Biomedical/Gene - 0.0%

Asterias Biotherapeutics, Inc. Expires 09/29/2017 (strike price $5.00)#	1,890	699

Oil Companies-Exploration & Production - 0.0%

Centennial Resource Development, Inc. Expires 10/11/2021 (strike price $11.50)	2,480	17,732

Total Warrants
(cost $10,572)		18,431

Total Long-Term Investment Securities
(cost $250,357,034)		312,885,721

SHORT-TERM INVESTMENT SECURITIES - 4.9%
Registered Investment Companies - 4.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46%(6)	351,544	351,544
State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(5)(6)	11,357,454	11,357,454
T. Rowe Price Government Reserve Fund 0.53%(6)	1,559,944	1,559,944

		13,268,942

Time Deposits - 0.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.07% due 03/01/2017	$2,502,000	2,502,000

Total Short-Term Investment Securities
(cost $15,770,942)		15,770,942

TOTAL INVESTMENTS
(cost $266,127,976)(7)	102.7%	328,656,663
Liabilities in excess of other assets	(2.7)	(8,787,245)

NET ASSETS	100.0%	$319,869,418

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 1).
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(3)	Illiquid Security. At February 28, 2017, the aggregate value of these securities was $551,600 representing 0.2% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2017, the Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Apptio, Inc., Class B	03/09/2012	5,641	$101,069	$69,613	$12.34	0.02%
SurveyMonkey, Inc.	11/25/2014	5,062	83,270	49,152	9.71	0.02
Convertible Preferred Securities
CarGurus, Inc., Series D	07/07/2015	2,567	104,331	139,108	54.19	0.04
CarGurus, Inc., Series E	08/23/2016	814	44,111	44,111	54.19	0.01
Cloudera, Inc., Series F	02/05/2014	6,715	97,770	129,029	19.22	0.04
MongoDB, Inc., Series F	10/02/2013	4,475	74,840	28,819	6.44	0.01
Plex Systems, Inc., Series B	06/09/2014	50,422	115,683	91,768	1.82	0.03

				$551,600		0.17%

(5)	At February 28, 2017, the Fund had loaned securities with a total value of $31,214,138. This was secured by collateral of $11,357,454, which was received in cash and subsequently invested in short-term investments currently valued at $11,357,454 as reported in the Portfolio of Investments. Additional collateral of $21,216,625 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$201,890
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	351,975
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	809,919
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	3,640,092
United States Treasury Notes/Bonds	zero coupon to 8.75%	04/15/2017 to 11/15/2046	16,212,749

(6)	The rate shown is the 7-day yield as of February 28, 2017.
(7)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computers - Integrated Systems	$1,215,185	$69,613	$—	$1,284,798
E-Commerce/Services	787,390	—	49,152	836,542
Oil Companies-Exploration & Production	9,940,632	79,487	—	10,020,119
Other Industries	300,292,996	—	—	300,292,996
Convertible Preferred Securities	—	—	432,835	432,835
Warrants	18,431	—	—	18,431
Short-Term Investment Securities:
Registered Investment Companies	13,268,942	—	—	13,268,942
Time Deposits	—	2,502,000	—	2,502,000

Total Investments at Value	$325,523,576	$2,651,100	$481,987	$328,656,663

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 87.5%
Advertising Agencies - 0.0%

MDC Partners, Inc., Class A	28,853	$252,464

Advertising Services - 0.0%

Marchex, Inc., Class B†	18,816	50,239

Aerospace/Defense - 0.5%

Aerovironment, Inc.†#	11,529	311,514
Cubic Corp.#	14,194	745,895
Esterline Technologies Corp.†	16,363	1,454,671
Kratos Defense & Security Solutions, Inc.†	31,718	261,673
National Presto Industries, Inc.	2,772	276,091
Teledyne Technologies, Inc.†	18,995	2,496,133

		5,545,977

Aerospace/Defense-Equipment - 0.7%

AAR Corp.	18,618	640,832
Aerojet Rocketdyne Holdings, Inc.†	33,557	650,670
Astronics Corp.†	10,875	364,421
Curtiss-Wright Corp.	24,523	2,399,085
Ducommun, Inc.†	5,854	180,362
Kaman Corp.#	15,114	782,452
KLX, Inc.†	29,212	1,470,532
Moog, Inc., Class A†	17,626	1,191,165
Triumph Group, Inc.#	27,776	772,173

		8,451,692

Agricultural Operations - 0.1%

Alico, Inc.#	1,794	45,927
Andersons, Inc.	15,137	598,668
Limoneira Co.	6,605	121,334
Tejon Ranch Co.†	7,840	180,712

		946,641

Airlines - 0.3%

Allegiant Travel Co.#	7,311	1,272,845
Hawaiian Holdings, Inc.†	29,176	1,419,412
SkyWest, Inc.	27,803	977,276

		3,669,533

Apparel Manufacturers - 0.1%

Columbia Sportswear Co.#	14,865	816,683
Delta Apparel, Inc.†	4,008	70,180
Oxford Industries, Inc.	8,557	480,989
Sequential Brands Group, Inc.†#	22,105	86,873
Superior Uniform Group, Inc.	4,525	82,898
Vince Holding Corp.†	12,136	21,238

		1,558,861

Appliances - 0.1%

iRobot Corp.†#	15,121	863,107

Applications Software - 0.7%

Appfolio, Inc., Class A†	4,280	106,358
Bazaarvoice, Inc.†	46,246	205,795
Brightcove, Inc.†	16,873	141,733
Callidus Software, Inc.†	33,704	635,320
Ebix, Inc.#	14,200	887,500
Five9, Inc.†	18,602	295,958
HubSpot, Inc.†	15,942	948,549
Jive Software, Inc.†	32,510	143,044
MINDBODY, Inc., Class A†	8,113	215,400
New Relic, Inc.†#	12,368	435,106
Park City Group, Inc.†#	7,278	103,348
Paycom Software, Inc.†#	24,370	1,311,837
PDF Solutions, Inc.†	15,224	325,489
Progress Software Corp.	27,556	790,306
RealPage, Inc.†	29,912	1,009,530
Tangoe, Inc.†	15,567	89,199
Verint Systems, Inc.†	34,409	1,298,940

		8,943,412

Athletic Equipment - 0.0%

Nautilus, Inc.†#	17,267	277,999

Auction Houses/Art Dealers - 0.1%

B. Riley Financial, Inc.#	5,233	80,588
Sotheby’s†#	27,270	1,230,695

		1,311,283

Audio/Video Products - 0.1%

Daktronics, Inc.	20,662	193,603
Universal Electronics, Inc.†#	7,976	547,951
Xperi Corp.	27,316	979,279

		1,720,833

Auto Repair Centers - 0.1%

Monro Muffler Brake, Inc.	17,296	994,520

Auto-Heavy Duty Trucks - 0.1%

Blue Bird Corp.†	3,046	51,782
Navistar International Corp.†#	27,886	753,759
Workhorse Group, Inc.†	6,444	18,494

		824,035

Auto-Truck Trailers - 0.1%

Wabash National Corp.#	36,345	768,697

Auto/Truck Parts & Equipment-Original - 0.7%

American Axle & Manufacturing Holdings, Inc.†	42,410	840,566
Cooper-Standard Holding, Inc.†	8,193	917,616
Dana, Inc.	82,523	1,558,860
Gentherm, Inc.†	20,539	744,539
Horizon Global Corp.†#	10,273	187,790
Meritor, Inc.†#	45,483	743,647
Metaldyne Performance Group, Inc.	8,467	197,281
Miller Industries, Inc.	6,203	155,075
Modine Manufacturing Co.†	26,524	301,047
Spartan Motors, Inc.	18,729	124,548
Strattec Security Corp.	1,960	58,310
Superior Industries International, Inc.	14,147	316,893
Supreme Industries, Inc., Class A	7,306	142,832
Tenneco, Inc.	31,184	2,005,443
Titan International, Inc.#	24,925	330,007
Tower International, Inc.	11,550	319,358
Unique Fabricating, Inc.	3,714	42,525

		8,986,337

Auto/Truck Parts & Equipment-Replacement - 0.2%

Dorman Products, Inc.†#	14,669	1,146,529
Douglas Dynamics, Inc.	12,460	415,541
Motorcar Parts of America, Inc.†#	10,306	292,381
Standard Motor Products, Inc.#	12,098	580,341

		2,434,792

B2B/E-Commerce - 0.1%

ePlus, Inc.†	3,560	451,942
Global Sources, Ltd.†	4,621	40,434
TechTarget, Inc.†	10,540	96,441

		588,817

Banks-Commercial - 9.6%

1st Source Corp.	8,813	411,655
Access National Corp.#	4,597	126,923
ACNB Corp.	3,356	97,324
Allegiance Bancshares, Inc.†#	6,186	228,263
American National Bankshares, Inc.	4,624	169,007
Ameris Bancorp	19,176	926,201

Ames National Corp.#	4,824	155,333
Arrow Financial Corp.#	6,374	222,453
Atlantic Capital Bancshares, Inc.†	9,754	175,572
BancFirst Corp.	4,410	420,494
Bancorp, Inc.†#	27,967	144,869
BancorpSouth, Inc.	47,798	1,481,738
Bank of Marin Bancorp	3,360	230,160
Bank of N.T. Butterfield & Son, Ltd.	6,692	218,159
Bank of the Ozarks, Inc.#	48,986	2,681,004
Bankwell Financial Group, Inc.	3,221	105,810
Banner Corp.	16,456	956,423
Bar Harbor Bankshares#	5,541	236,102
Blue Hills Bancorp, Inc.	13,883	254,753
BNC Bancorp	22,331	802,799
Bridge Bancorp, Inc.	9,418	335,752
Bryn Mawr Bank Corp.	9,377	384,926
C&F Financial Corp.	1,814	86,165
Camden National Corp.	8,601	365,198
Capital Bank Financial Corp., Class A	13,413	547,250
Capital City Bank Group, Inc.	6,196	126,584
Capstar Financial Holdings, Inc.†	1,488	29,388
Cardinal Financial Corp.	17,701	552,979
Carolina Financial Corp.	5,766	173,095
Cascade Bancorp†	17,684	145,893
Cass Information Systems, Inc.	6,176	402,490
Cathay General Bancorp, Class B	40,998	1,610,401
CenterState Banks, Inc.	26,963	666,256
Central Pacific Financial Corp.	17,052	538,502
Central Valley Community Bancorp	4,929	101,242
Century Bancorp, Inc., Class A	1,674	105,964
Chemical Financial Corp.	36,252	1,931,144
Chemung Financial Corp.	1,769	64,126
Citizens & Northern Corp.	6,596	154,808
City Holding Co.	8,217	538,214
CNB Financial Corp.#	7,795	187,314
CoBiz Financial, Inc.	20,948	357,163
Codorus Valley Bancorp, Inc.	4,564	118,710
Columbia Banking System, Inc.	32,110	1,280,868
Community Bank System, Inc.#	24,255	1,440,990
Community Trust Bancorp, Inc.	8,577	393,684
ConnectOne Bancorp, Inc.#	15,997	401,525
County Bancorp, Inc.	2,708	73,008
CU Bancorp†	9,144	359,359
Customers Bancorp, Inc.†#	13,713	470,767
CVB Financial Corp.#	56,148	1,333,515
Eagle Bancorp, Inc.†	16,924	1,053,519
Enterprise Bancorp, Inc.#	4,725	156,587
Enterprise Financial Services Corp.	10,810	475,100
Equity Bancshares, Inc., Class A†	3,837	124,856
Farmers Capital Bank Corp.	4,144	160,994
Farmers National Banc Corp.	13,997	193,159
FB Financial Corp.†#	3,703	117,570
FCB Financial Holdings, Inc., Class A†	16,874	820,076
Fidelity Southern Corp.	11,681	275,321
Financial Institutions, Inc.	7,321	250,378
First BanCorp†	66,988	427,383
First Bancorp	11,086	333,134
First Bancorp, Inc.#	5,735	155,476
First Busey Corp.	17,437	539,152
First Business Financial Services, Inc.	4,545	114,625
First Citizens BancShares, Inc., Class A	4,188	1,492,143
First Commonwealth Financial Corp.	48,453	674,950
First Community Bancshares, Inc.	8,801	237,803
First Community Financial Partners, Inc.†	7,654	101,033
First Connecticut Bancorp, Inc.	7,871	190,085
First Financial Bancorp	33,969	942,640
First Financial Bankshares, Inc.#	35,391	1,557,204
First Financial Corp.	5,635	261,746
First Foundation, Inc.†	14,864	243,770
First Internet Bancorp#	2,924	89,913
First Interstate BancSystem, Inc., Class A#	11,099	486,691
First Merchants Corp.	22,227	891,747
First Mid-Illinois Bancshares, Inc.	4,175	138,109
First Midwest Bancorp, Inc.	44,247	1,080,954
First NBC Bank Holding Co.†#	8,810	39,205
First Northwest Bancorp†	6,246	96,438
First of Long Island Corp.#	12,034	330,935
FNB Corp.	116,802	1,818,607
Franklin Financial Network, Inc.†	6,271	247,077
Fulton Financial Corp.	95,342	1,823,416
German American Bancorp, Inc.	7,994	379,315
Glacier Bancorp, Inc.#	42,272	1,560,682
Great Southern Bancorp, Inc.	6,041	302,352
Great Western Bancorp, Inc.#	32,580	1,392,469
Green Bancorp, Inc.†#	11,647	198,581
Guaranty Bancorp	9,461	234,160
Hancock Holding Co.	46,342	2,198,928
Hanmi Financial Corp.	17,668	590,111
HarborOne Bancorp, Inc.†	8,142	160,723
Heartland Financial USA, Inc.	12,731	630,821
Heritage Commerce Corp.	14,691	208,612
Heritage Financial Corp.	16,608	415,200
Heritage Oaks Bancorp	13,507	185,856
Hilltop Holdings, Inc.	41,590	1,180,324
Home BancShares, Inc.	66,913	1,882,932
Hope Bancorp, Inc.	71,211	1,523,915
Horizon Bancorp	10,729	278,310
IBERIABANK Corp.	24,551	2,080,697
Independent Bank Corp.	11,465	245,351
Independent Bank Corp./Rockland Trust Co.	14,242	925,730
International Bancshares Corp.	30,075	1,144,354
Kearny Financial Corp.	48,772	748,650
Lakeland Bancorp, Inc.	21,863	430,701
Lakeland Financial Corp.#	13,578	616,305
LCNB Corp.	4,959	108,106
LegacyTexas Financial Group, Inc.	24,566	1,046,266
Live Oak Bancshares, Inc.#	11,015	252,794
Macatawa Bank Corp.	14,895	150,737
MainSource Financial Group, Inc.	12,992	444,976
MB Financial, Inc.	41,784	1,881,116
MBT Financial Corp.	10,020	106,212
Mercantile Bank Corp.	8,952	299,355
Merchants Bancshares, Inc.#	3,241	166,749
Middleburg Financial Corp.#	2,643	94,382
Midland States Bancorp, Inc.	2,073	72,887
MidWestOne Financial Group, Inc.	4,648	169,513
National Bankshares, Inc.#	3,836	145,384
National Commerce Corp.†	4,764	178,412
NBT Bancorp, Inc.#	23,886	964,517
Nicolet Bankshares, Inc.†	4,276	208,412
Northrim BanCorp, Inc.	3,791	110,508
OFG Bancorp	24,370	314,373
Old Line Bancshares, Inc.	4,712	132,172
Old National Bancorp	73,596	1,350,487
Old Second Bancorp, Inc.	16,188	177,259
Opus Bank	9,661	208,678
Orrstown Financial Services, Inc.#	4,166	91,027
Pacific Continental Corp.	11,452	288,018
Pacific Mercantile Bancorp†#	8,626	63,401

Paragon Commercial Corp.†	450	22,491
Park National Corp.	7,492	805,015
Park Sterling Corp.	29,035	344,355
Peapack Gladstone Financial Corp.	8,856	277,547
Penns Woods Bancorp, Inc.#	2,607	123,963
People’s Utah Bancorp	7,316	194,606
Peoples Bancorp, Inc.	9,048	294,241
Peoples Financial Services Corp.	3,871	160,956
Pinnacle Financial Partners, Inc.#	23,913	1,659,562
Preferred Bank	6,838	383,885
Premier Financial Bancorp, Inc.	5,267	96,807
PrivateBancorp, Inc.	43,415	2,457,289
Prosperity Bancshares, Inc.	36,932	2,752,911
Provident Bancorp, Inc.†	2,485	48,458
QCR Holdings, Inc.	6,703	290,910
Renasant Corp.	23,513	964,974
Republic Bancorp, Inc., Class A	5,441	188,150
Republic First Bancorp, Inc.†#	27,619	220,952
S&T Bancorp, Inc.	19,233	684,502
Sandy Spring Bancorp, Inc.	13,255	570,760
Seacoast Banking Corp. of Florida†	16,680	387,476
ServisFirst Bancshares, Inc.#	25,471	1,058,830
Shore Bancshares, Inc.	7,062	122,667
Sierra Bancorp	6,558	187,821
Simmons First National Corp., Class A	16,251	934,433
South State Corp.#	14,322	1,281,819
Southern First Bancshares, Inc.†	3,228	108,138
Southern National Bancorp of Virginia, Inc.	6,307	107,219
Southside Bancshares, Inc.	14,422	508,087
Southwest Bancorp, Inc.	10,171	271,057
State Bank Financial Corp.	19,693	534,271
Stock Yards Bancorp, Inc.#	11,967	528,941
Stonegate Bank	6,452	299,179
Suffolk Bancorp	6,448	274,298
Summit Financial Group, Inc.	4,691	112,396
Sun Bancorp, Inc./NJ	6,043	156,212
Texas Capital Bancshares, Inc.†	27,519	2,453,319
Tompkins Financial Corp.#	7,919	710,493
Towne Bank	30,987	1,008,627
TriCo Bancshares	11,391	413,835
TriState Capital Holdings, Inc.†	12,352	290,890
Triumph Bancorp, Inc.†	8,712	234,353
TrustCo Bank Corp. NY	51,433	429,466
Trustmark Corp.	37,524	1,239,793
UMB Financial Corp.	24,789	1,953,869
Umpqua Holdings Corp.	122,529	2,304,771
Union Bankshares Corp.	24,434	885,977
United Bankshares, Inc.#	38,324	1,714,999
United Community Banks, Inc.	38,756	1,119,661
Univest Corp. of Pennsylvania#	13,713	381,907
Valley National Bancorp	137,527	1,701,209
Veritex Holdings, Inc.†	6,348	181,870
Washington Trust Bancorp, Inc.	8,385	454,467
WashingtonFirst Bankshares, Inc.	4,780	131,307
Webster Financial Corp.#	50,686	2,784,182
WesBanco, Inc.	22,036	889,373
West Bancorporation, Inc.	8,938	197,977
Westamerica Bancorporation#	13,904	804,346
Western New England Bancorp, Inc.#	12,454	125,163
Wintrust Financial Corp.	28,250	2,082,025
Xenith Bankshares, Inc.†	4,142	110,301
Yadkin Financial Corp.	27,474	922,027

		116,746,323

Banks-Fiduciary - 0.1%

Boston Private Financial Holdings, Inc.	45,025	774,430
Union Bankshares, Inc.#	2,189	90,625

		865,055

Banks-Mortgage - 0.1%

Walker & Dunlop, Inc.†	15,503	630,197

Banks-Super Regional - 0.1%

Independent Bank Group, Inc.	6,259	396,194
National Bank Holdings Corp., Class A#	13,424	442,858

		839,052

Batteries/Battery Systems - 0.2%

EnerSys	24,058	1,845,970

Beverages-Non-alcoholic - 0.1%

Coca-Cola Bottling Co. Consolidated#	2,655	456,846
National Beverage Corp.#	6,594	385,156
Primo Water Corp.†	11,892	170,531

		1,012,533

Beverages-Wine/Spirits - 0.0%

MGP Ingredients, Inc.#	7,064	312,441

Bicycle Manufacturing - 0.0%

Fox Factory Holding Corp.†#	12,602	337,734

Brewery - 0.1%

Boston Beer Co., Inc., Class A†#	4,865	771,832
Craft Brew Alliance, Inc.†	7,119	104,650

		876,482

Broadcast Services/Program - 0.2%

Hemisphere Media Group, Inc.†	3,690	42,804
MSG Networks, Inc., Class A†	33,524	730,823
TiVo Corp.#	64,788	1,198,578
World Wrestling Entertainment, Inc., Class A#	20,357	427,090

		2,399,295

Building & Construction Products-Misc. - 0.8%

Armstrong Flooring, Inc.†	13,177	281,592
Builders FirstSource, Inc.†#	47,229	611,143
Caesarstone, Ltd.†#	13,422	448,295
Forterra, Inc.†	10,149	201,255
Gibraltar Industries, Inc.†	17,762	736,235
Louisiana-Pacific Corp.†	79,720	1,879,798
NCI Building Systems, Inc.†	15,322	245,152
Patrick Industries, Inc.†#	8,174	652,694
Ply Gem Holdings, Inc.†	12,395	215,673
Quanex Building Products Corp.#	19,281	376,943
Simpson Manufacturing Co., Inc.#	22,967	991,256
Summit Materials, Inc., Class A†	59,242	1,415,291
Trex Co., Inc.†#	16,301	1,108,631

		9,163,958

Building & Construction-Misc. - 0.2%

Aegion Corp.†	19,683	447,985
Comfort Systems USA, Inc.	20,891	796,992
Hill International, Inc.†	18,198	90,080
IES Holdings, Inc.†	4,410	82,687
MYR Group, Inc.†	8,294	311,108
TopBuild Corp.†	21,271	892,957

		2,621,809

Building Products-Air & Heating - 0.1%

AAON, Inc.	22,750	765,537

Building Products-Cement - 0.2%

Continental Building Products, Inc.†	19,842	485,137
Headwaters, Inc.†	40,272	926,256

US Concrete, Inc.†#	8,063	507,969

		1,919,362

Building Products-Doors & Windows - 0.2%

Apogee Enterprises, Inc.#	15,993	914,480
Griffon Corp.	17,035	428,430
Masonite International Corp.†	16,879	1,318,250
PGT Innovations , Inc.†	26,910	270,445

		2,931,605

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	13,392	132,313

Building Products-Wood - 0.1%

Boise Cascade Co.†	21,988	595,875
Universal Forest Products, Inc.	10,962	1,050,269

		1,646,144

Building-Heavy Construction - 0.5%

Dycom Industries, Inc.†#	16,904	1,389,171
Granite Construction, Inc.	21,820	1,156,678
Layne Christensen Co.†#	10,197	97,381
MasTec, Inc.†	36,661	1,438,944
Orion Group Holdings, Inc.†	15,166	141,954
Primoris Services Corp.#	22,674	563,676
Tutor Perini Corp.†#	21,270	647,671

		5,435,475

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	30,852	1,258,453

Building-Mobile Home/Manufactured Housing - 0.1%

Cavco Industries, Inc.†#	4,770	568,822
Winnebago Industries, Inc.#	15,100	498,300

		1,067,122

Building-Residential/Commercial - 0.5%

AV Homes, Inc.†#	6,889	113,669
Beazer Homes USA, Inc.†#	17,730	216,306
Century Communities, Inc.†	8,571	195,847
Green Brick Partners, Inc.†	13,076	123,568
Hovnanian Enterprises, Inc., Class A†#	68,637	162,670
Installed Building Products, Inc.†#	11,329	533,029
KB Home#	46,994	834,143
LGI Homes, Inc.†#	8,700	252,387
M/I Homes, Inc.†#	13,333	314,659
MDC Holdings, Inc.	23,406	683,221
Meritage Homes Corp.†#	21,542	765,818
New Home Co., Inc.†#	7,150	74,718
PICO Holdings, Inc.†#	12,319	168,770
Taylor Morrison Home Corp., Class A†	17,118	344,585
TRI Pointe Group, Inc.†	81,773	976,370
UCP, Inc., Class A†	4,553	49,400
William Lyon Homes, Class A†#	13,467	248,197

		6,057,357

Casino Hotels - 0.1%

Boyd Gaming Corp.†	45,612	897,188
Caesars Entertainment Corp.†#	31,777	300,293
Century Casinos, Inc.†	12,010	82,148
Monarch Casino & Resort, Inc.†	5,980	152,370

		1,431,999

Casino Services - 0.1%

Eldorado Resorts, Inc.†	16,133	262,968
Scientific Games Corp., Class A†	29,249	603,992

		866,960

Cellular Telecom - 0.0%

ATN International, Inc.	5,940	406,237
NII Holdings, Inc.†#	30,151	60,302

		466,539

Chemicals-Diversified - 0.4%

Aceto Corp.#	16,385	251,346
Codexis, Inc.†#	18,853	77,297
Innophos Holdings, Inc.	10,892	577,167
Innospec, Inc.	12,981	847,659
Koppers Holdings, Inc.†	11,456	502,346
Olin Corp.#	91,569	2,845,965

		5,101,780

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.	24,244	321,475

Chemicals-Other - 0.0%

American Vanguard Corp.	15,896	250,362

Chemicals-Plastics - 0.2%

A. Schulman, Inc.#	16,196	546,615
Landec Corp.†	15,066	189,832
PolyOne Corp.	46,322	1,560,125

		2,296,572

Chemicals-Specialty - 1.6%

AgroFresh Solutions, Inc.†#	12,397	33,596
Balchem Corp.#	17,417	1,518,240
Calgon Carbon Corp.	28,376	400,102
Chemours Co.	101,404	3,413,259
Chemtura Corp.†	35,319	1,170,825
CSW Industrials, Inc.†	8,119	301,215
Ferro Corp.†	46,878	656,292
GCP Applied Technologies, Inc.†	39,219	1,033,421
H.B. Fuller Co.#	27,815	1,374,339
Hawkins, Inc.	5,413	267,673
Ingevity Corp.†	23,580	1,272,612
KMG Chemicals, Inc.	5,076	186,594
Kraton Corp.†	16,670	453,924
Minerals Technologies, Inc.	19,127	1,477,561
Oil-Dri Corp. of America	2,810	99,137
OMNOVA Solutions, Inc.†	23,926	221,315
Quaker Chemical Corp.#	7,123	937,957
Sensient Technologies Corp.	24,729	1,976,836
Stepan Co.	11,060	836,246
Tronox, Ltd., Class A	36,320	629,426
Univar, Inc.†	24,218	779,819
Valhi, Inc.	14,140	47,086

		19,087,475

Circuit Boards - 0.1%

Park Electrochemical Corp.	10,884	208,102
TTM Technologies, Inc.†	40,822	659,684

		867,786

Coal - 0.0%

SunCoke Energy, Inc.†	36,312	354,042
Westmoreland Coal Co.†	10,372	149,772

		503,814

Coatings/Paint - 0.0%

Kronos Worldwide, Inc.	12,396	171,809

Coffee - 0.0%

Farmer Bros. Co.†	4,556	148,867

Commercial Services - 0.4%

Care.com, Inc.†	9,010	91,902

Collectors Universe, Inc.	4,211	98,538
Healthcare Services Group, Inc.#	39,034	1,615,227
HMS Holdings Corp.†	47,470	884,366
Medifast, Inc.	5,887	263,973
National Research Corp., Class A	4,719	88,009
Nutrisystem, Inc.	16,403	762,740
PFSweb, Inc.†	8,271	57,980
RPX Corp.†	27,967	300,645
ServiceSource International, Inc.†	34,369	135,414
SP Plus Corp.†	9,732	313,857
Team, Inc.†#	16,275	559,046
Weight Watchers International, Inc.†#	15,624	224,829

		5,396,526

Commercial Services-Finance - 0.4%

Cardtronics PLC, Class A†	24,912	1,098,121
CBIZ, Inc.†	27,801	369,753
CPI Card Group, Inc.	11,824	53,208
EVERTEC, Inc.	35,791	603,078
Green Dot Corp., Class A†	24,036	704,495
LendingTree, Inc.†#	3,579	423,754
Liberty Tax, Inc.	3,832	57,289
MoneyGram International, Inc.†	16,667	212,671
Travelport Worldwide, Ltd.	63,897	811,492

		4,333,861

Communications Software - 0.1%

BroadSoft, Inc.†#	16,564	708,939
Digi International, Inc.†	14,595	179,518
pdvWireless, Inc.†#	5,501	141,651

		1,030,108

Computer Aided Design - 0.2%

Aspen Technology, Inc.†#	43,180	2,510,485
Exa Corp.†	7,810	122,383

		2,632,868

Computer Data Security - 0.1%

Qualys, Inc.†	15,320	535,434
Varonis Systems, Inc.†	6,025	165,085

		700,519

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	22,851	460,448

Computer Services - 1.3%

ALJ Regional Holdings, Inc.†	10,424	39,924
Barracuda Networks, Inc.†	12,395	293,266
CACI International, Inc., Class A†	13,443	1,685,752
Carbonite, Inc.†	10,013	194,753
Cogint, Inc.†#	8,550	31,207
Convergys Corp.	49,267	1,077,962
DMC Global, Inc.	7,895	118,030
Engility Holdings, Inc.†	10,155	317,953
EPAM Systems, Inc.†	26,665	1,963,344
ExlService Holdings, Inc.†	18,329	818,573
Globant SA†#	14,477	525,515
Insight Enterprises, Inc.†	20,298	859,823
KEYW Holding Corp.†	20,213	200,513
MAXIMUS, Inc.	35,442	2,114,824
NeuStar, Inc., Class A†	29,897	991,086
Science Applications International Corp.	23,423	2,037,098
SecureWorks Corp., Class A†	3,415	35,653
Sykes Enterprises, Inc.†	21,796	593,287
Syntel, Inc.#	18,188	321,746
TeleTech Holdings, Inc.	9,250	280,275
Unisys Corp.†#	28,291	393,245
Virtusa Corp.†#	15,578	483,074

		15,376,903

Computer Software - 0.6%

Avid Technology, Inc.†#	18,108	101,767
Blackbaud, Inc.#	26,139	1,869,461
Box, Inc., Class A†	27,491	484,392
Cornerstone OnDemand, Inc.†	27,851	1,163,336
Envestnet, Inc.†#	22,914	885,626
Guidance Software, Inc.†	12,733	86,839
j2 Global, Inc.#	26,056	2,121,480
Planet Payment, Inc.†	23,843	97,518
Workiva, Inc.†	12,372	184,961

		6,995,380

Computers-Integrated Systems - 0.5%

Agilysys, Inc.†	8,528	77,605
Cray, Inc.†#	22,674	472,753
Diebold Nixdorf, Inc.#	37,846	1,142,949
Maxwell Technologies, Inc.†	17,739	90,114
Mercury Systems, Inc.†#	21,944	819,828
MTS Systems Corp.	9,229	507,133
NCI, Inc., Class A†	3,400	50,320
NetScout Systems, Inc.†	49,576	1,831,833
Radisys Corp.†	20,062	76,637
Silver Spring Networks, Inc.†	21,342	261,653
Super Micro Computer, Inc.†	21,771	566,046
USA Technologies, Inc.†#	20,188	80,752

		5,977,623

Computers-Memory Devices - 0.1%

Nimble Storage, Inc.†#	35,457	321,595
Pure Storage, Inc., Class A†#	37,632	429,005

		750,600

Computers-Other - 0.2%

3D Systems Corp.†#	59,349	902,105
ExOne Co.†#	6,149	60,998
Lumentum Holdings, Inc.†#	27,944	1,282,630
Stratasys, Ltd.†	27,630	546,245

		2,791,978

Computers-Periphery Equipment - 0.1%

Electronics For Imaging, Inc.†#	26,049	1,200,078
Immersion Corp.†#	16,299	178,148
Mitek Systems, Inc.†	16,581	103,631

		1,481,857

Computers-Voice Recognition - 0.0%

Vocera Communications, Inc.†	13,935	288,315

Consulting Services - 0.5%

Advisory Board Co.†#	22,692	1,021,140
CEB, Inc.	17,834	1,383,027
CRA International, Inc.	4,343	155,740
Forrester Research, Inc.	5,594	204,181
Franklin Covey Co.†	5,752	103,248
FTI Consulting, Inc.†	22,975	924,514
Hackett Group, Inc.	12,643	254,883
Huron Consulting Group, Inc.†	12,176	529,047
ICF International, Inc.†	10,167	436,673
Information Services Group, Inc.†	17,497	55,465
Navigant Consulting, Inc.†	26,783	624,044
Vectrus, Inc.†	6,019	145,720

		5,837,682

Consumer Products-Misc. - 0.3%

Central Garden & Pet Co.†#	5,701	192,409

Central Garden & Pet Co., Class A†	18,836	601,810
CSS Industries, Inc.	4,818	118,426
Helen of Troy, Ltd.†	15,531	1,517,379
WD-40 Co.	7,931	871,617

		3,301,641

Containers-Metal/Glass - 0.1%

Greif, Inc., Class A#	14,419	822,316
Greif, Inc., Class B	3,222	224,412

		1,046,728

Containers-Paper/Plastic - 0.2%

KapStone Paper and Packaging Corp.	47,823	1,080,800
Multi Packaging Solutions International, Ltd.†	11,939	212,753
Multi-Color Corp.	7,654	548,792
UFP Technologies, Inc.†	3,609	86,616

		1,928,961

Cosmetics & Toiletries - 0.2%

Avon Products, Inc.†#	243,636	1,071,999
elf Beauty, Inc.†#	5,126	141,990
Inter Parfums, Inc.#	9,840	340,464
Revlon, Inc., Class A†#	6,609	222,062

		1,776,515

Cruise Lines - 0.0%

Lindblad Expeditions Holdings, Inc.†	8,289	74,352

Data Processing/Management - 0.5%

Acxiom Corp.†	42,850	1,222,082
Amber Road, Inc.†#	9,975	75,212
CommVault Systems, Inc.†#	21,378	1,048,591
CSG Systems International, Inc.	17,581	692,867
Fair Isaac Corp.	17,103	2,224,587
Pegasystems, Inc.#	20,316	873,588

		6,136,927

Decision Support Software - 0.0%

Castlight Health, Inc., Class B†#	22,720	80,656
QAD, Inc., Class A	5,305	145,622

		226,278

Diagnostic Equipment - 0.2%

Accelerate Diagnostics, Inc.†#	12,975	330,862
BioTelemetry, Inc.†	15,197	386,764
GenMark Diagnostics, Inc.†	22,606	255,900
Genomic Health, Inc.†	10,519	317,569
Oxford Immunotec Global PLC†	12,501	168,888
Repligen Corp.†#	19,016	599,194

		2,059,177

Diagnostic Kits - 0.1%

Meridian Bioscience, Inc.#	23,486	301,795
OraSure Technologies, Inc.†	30,526	342,197
Quidel Corp.†#	15,129	317,709

		961,701

Dialysis Centers - 0.0%

American Renal Associates Holdings, Inc.†	4,916	111,102

Disposable Medical Products - 0.2%

ICU Medical, Inc.†	8,148	1,225,459
Merit Medical Systems, Inc.†	24,235	746,438
Utah Medical Products, Inc.	1,937	119,900

		2,091,797

Distribution/Wholesale - 0.6%

Anixter International, Inc.†	16,002	1,332,967
Beacon Roofing Supply, Inc.†	33,040	1,501,338
Core-Mark Holding Co., Inc.#	25,230	820,480
Essendant, Inc.	20,988	334,339
Fossil Group, Inc.†#	23,629	446,824
G-III Apparel Group, Ltd.†#	24,221	623,206
H&E Equipment Services, Inc.	17,779	466,521
ScanSource, Inc.†	14,147	569,417
SiteOne Landscape Supply, Inc.†#	6,554	256,982
Systemax, Inc.	6,475	51,152
Titan Machinery, Inc.†	9,980	141,217
Triton International, Ltd.	22,205	548,686
Veritiv Corp.†	4,639	258,160

		7,351,289

Diversified Financial Services - 0.0%

On Deck Capital, Inc.†#	27,024	144,308

Diversified Manufacturing Operations - 0.7%

Actuant Corp., Class A	33,101	878,831
AZZ, Inc.	14,313	839,457
Barnes Group, Inc.	27,788	1,392,457
Chase Corp.	3,977	363,697
EnPro Industries, Inc.	11,915	777,811
Fabrinet†#	19,636	815,876
Federal Signal Corp.	33,792	502,825
GP Strategies Corp.†	7,172	176,790
Handy & Harman, Ltd.†	1,649	39,329
Harsco Corp.†	45,398	640,112
LSB Industries, Inc.†#	11,620	126,309
Lydall, Inc.†	9,356	474,349
NL Industries, Inc.†	4,693	27,689
Raven Industries, Inc.	20,437	603,913
Standex International Corp.	7,156	683,398
Tredegar Corp.	14,319	272,061

		8,614,904

Diversified Minerals - 0.2%

Fairmount Santrol Holdings, Inc.†	50,326	477,090
Smart Sand, Inc.†	6,537	112,240
United States Lime & Minerals, Inc.#	1,106	84,233
US Silica Holdings, Inc.	41,182	2,082,574

		2,756,137

Diversified Operations - 0.1%

HRG Group, Inc.†	65,691	1,207,401

Diversified Operations/Commercial Services - 0.0%

Viad Corp.	11,329	534,729

Drug Delivery Systems - 0.3%

Catalent, Inc.†	55,080	1,580,796
Depomed, Inc.†#	34,383	563,537
Heron Therapeutics, Inc.†#	23,138	330,873
Nektar Therapeutics†#	78,658	1,028,847
Revance Therapeutics, Inc.†#	11,513	241,773

		3,745,826

E-Commerce/Products - 0.3%

1-800-flowers.com, Inc., Class A†	14,660	146,600
Chegg, Inc.†#	45,340	358,186
Etsy, Inc.†	59,137	716,740
FTD Cos., Inc.†	9,820	237,251
Lands’ End, Inc.†#	8,403	155,876
Overstock.com, Inc.†	7,439	137,250
Shutterfly, Inc.†	19,461	883,140
Wayfair, Inc., Class A†#	17,763	671,619

		3,306,662

E-Commerce/Services - 0.3%

Angie’s List, Inc.†#	22,387	119,323

ChannelAdvisor Corp.†	13,069	140,492
GrubHub, Inc.†#	44,707	1,567,427
Quotient Technology, Inc.†	36,104	429,638
RetailMeNot, Inc.†	21,717	194,367
Stamps.com, Inc.†#	8,951	1,128,721
Trade Desk, Inc., Class A†#	3,105	131,062
TrueCar, Inc.†#	30,607	430,334

		4,141,364

E-Marketing/Info - 0.1%

Liquidity Services, Inc.†	14,039	114,418
New Media Investment Group, Inc.#	24,860	383,590
QuinStreet, Inc.†	20,614	66,583
Rubicon Project, Inc.†	20,965	183,234

		747,825

E-Services/Consulting - 0.0%

Perficient, Inc.†	19,861	360,874

Educational Software - 0.1%

2U, Inc.†#	20,655	754,940
Instructure, Inc.†#	5,917	135,499
Rosetta Stone, Inc.†	10,870	85,330

		975,769

Electric Products-Misc. - 0.2%

Graham Corp.	5,382	118,028
Littelfuse, Inc.#	12,278	1,982,283
Novanta, Inc.†	17,814	432,880

		2,533,191

Electric-Distribution - 0.0%

EnerNOC, Inc.†	15,069	82,126
Genie Energy, Ltd., Class B#	7,262	39,578
Spark Energy, Inc., Class A#	2,753	74,331

		196,035

Electric-Generation - 0.0%

Atlantic Power Corp.†	68,681	161,400

Electric-Integrated - 1.4%

ALLETE, Inc.#	27,346	1,837,925
Ameresco, Inc., Class A†	11,970	60,449
Avista Corp.	34,937	1,392,938
Black Hills Corp.#	28,546	1,852,064
El Paso Electric Co.	22,767	1,112,168
IDACORP, Inc.	28,027	2,324,279
MGE Energy, Inc.#	19,336	1,236,537
NorthWestern Corp.	26,781	1,566,688
Otter Tail Corp.	21,388	804,189
PNM Resources, Inc.	44,510	1,615,713
Portland General Electric Co.	49,770	2,256,074
Unitil Corp.	7,825	348,995

		16,408,019

Electronic Components-Misc. - 0.8%

AVX Corp.	26,209	406,764
Bel Fuse, Inc., Class B	5,214	136,085
Benchmark Electronics, Inc.†	27,875	866,912
CTS Corp.	17,643	386,382
Kimball Electronics, Inc.†	15,819	254,686
Knowles Corp.†#	48,889	925,469
Methode Electronics, Inc.	20,150	836,225
NVE Corp.	2,691	210,867
OSI Systems, Inc.†#	9,863	743,867
Plexus Corp.†	18,385	1,030,847
Rogers Corp.†	10,150	837,477
Sanmina Corp.†	40,671	1,586,169
Sparton Corp.†	5,279	122,420
Stoneridge, Inc.†	15,117	255,326
Vishay Intertechnology, Inc.#	75,680	1,199,528
Vishay Precision Group, Inc.†	6,814	109,705
ZAGG, Inc.†	15,532	93,969

		10,002,698

Electronic Components-Semiconductors - 2.0%

Advanced Micro Devices, Inc.†#	416,264	6,019,177
Alpha & Omega Semiconductor, Ltd.†	10,231	197,049
Ambarella, Inc.†#	17,704	1,043,651
Amkor Technology, Inc.†	56,393	553,779
Cavium, Inc.†#	35,692	2,338,183
CEVA, Inc.†	11,095	370,573
Diodes, Inc.†	21,453	512,083
DSP Group, Inc.†	12,148	126,947
EMCORE Corp.	14,719	131,735
GigPeak, Inc.†	31,998	97,914
Impinj, Inc.†#	3,387	96,055
Inphi Corp.†#	22,238	1,043,852
InvenSense, Inc.†	46,052	568,742
IXYS Corp.	14,145	174,691
Kopin Corp.†#	34,709	122,523
Lattice Semiconductor Corp.†	67,570	477,720
MACOM Technology Solutions Holdings, Inc.†	17,770	819,019
Microsemi Corp.†	62,947	3,261,913
Monolithic Power Systems, Inc.	21,590	1,899,272
Rambus, Inc.†	61,255	769,363
Semtech Corp.†	35,699	1,194,132
Silicon Laboratories, Inc.†	22,816	1,540,080
Synaptics, Inc.†#	19,384	1,030,260

		24,388,713

Electronic Design Automation - 0.2%

Mentor Graphics Corp.	59,285	2,199,473

Electronic Measurement Instruments - 0.3%

Badger Meter, Inc.#	15,804	578,426
ESCO Technologies, Inc.	13,989	758,204
FARO Technologies, Inc.†	9,342	322,299
Itron, Inc.†	18,550	1,200,185
Mesa Laboratories, Inc.#	1,690	211,284

		3,070,398

Electronic Parts Distribution - 0.3%

SYNNEX Corp.	16,139	1,886,972
Tech Data Corp.†	19,355	1,683,885

		3,570,857

Electronic Security Devices - 0.1%

TASER International, Inc.†#	29,407	754,878

Energy-Alternate Sources - 0.3%

Clean Energy Fuels Corp.†#	49,365	120,944
FuelCell Energy, Inc.†#	13,978	21,666
FutureFuel Corp.	14,054	185,934
Green Plains, Inc.	20,388	510,719
Pacific Ethanol, Inc.†	16,156	126,825
Pattern Energy Group, Inc.	36,557	760,020
Plug Power, Inc.†#	101,724	109,862
Renewable Energy Group, Inc.†#	21,188	188,573
REX American Resources Corp.†#	3,188	265,305
Sunrun, Inc.†#	35,619	202,672
TerraForm Global, Inc., Class A	51,465	223,873
TerraForm Power, Inc., Class A†#	49,259	566,971
TPI Composites, Inc.†	3,361	58,650
Vivint Solar, Inc.†#	12,800	44,160

		3,386,174

Engineering/R&D Services - 0.3%

Argan, Inc.#	7,532	518,955
EMCOR Group, Inc.	33,413	2,054,231
Exponent, Inc.	14,406	827,625
Mistras Group, Inc.†	9,660	217,543
NV5 Global, Inc.†#	4,132	152,058
VSE Corp.#	4,850	197,298

		3,967,710

Engines-Internal Combustion - 0.0%

Briggs & Stratton Corp.	23,925	511,995
Power Solutions International, Inc.†#	2,698	14,299

		526,294

Enterprise Software/Service - 0.4%

Actua Corp.†	20,256	277,507
American Software, Inc., Class A	14,526	150,199
Apptio, Inc., Class A†	3,765	48,907
Benefitfocus, Inc.†#	7,251	192,514
Blackline, Inc.†#	5,302	151,266
Coupa Software, Inc.†	4,761	125,928
Everbridge, Inc.†	4,797	91,335
Evolent Health, Inc., Class A†#	8,571	168,849
Hortonworks, Inc.†#	22,715	225,787
LivePerson, Inc.†#	30,012	211,585
Majesco†#	3,304	16,685
ManTech International Corp., Class A	13,921	509,787
MicroStrategy, Inc., Class A†	5,255	1,008,329
MobileIron, Inc.†#	26,182	125,674
Model N, Inc.†#	12,511	133,242
Omnicell, Inc.†	20,044	762,173
PROS Holdings, Inc.†	14,188	329,587
Sapiens International Corp. NV	13,677	198,043
SPS Commerce, Inc.†	9,332	516,340
Xactly Corp.†#	12,859	159,452

		5,403,189

Entertainment Software - 0.2%

Glu Mobile, Inc.†#	57,958	111,859
Take-Two Interactive Software, Inc.†#	46,065	2,624,784

		2,736,643

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.	31,828	1,281,077
TRC Cos., Inc.†	10,476	107,379

		1,388,456

Environmental Monitoring & Detection - 0.1%

MSA Safety, Inc.	17,177	1,241,038

Exploration & Production - 0.1%

SRC Energy, Inc.	102,730	839,304

Finance-Commercial - 0.1%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	24,551	485,864
NewStar Financial, Inc.	13,805	137,498

		623,362

Finance-Consumer Loans - 0.3%

Encore Capital Group, Inc.†	13,413	446,653
Enova International, Inc.†	14,929	214,231
LendingClub Corp.†#	182,154	972,702
Nelnet, Inc., Class A	11,391	510,203
Ocwen Financial Corp.†#	56,671	249,919
PRA Group, Inc.†#	25,474	1,039,339
Regional Management Corp.†	5,958	125,059
World Acceptance Corp.†#	3,405	178,558

		3,736,664

Finance-Credit Card - 0.1%

Blackhawk Network Holdings, Inc.†	30,366	1,106,841

Finance-Investment Banker/Broker - 0.7%

Cowen Group, Inc., Class A†#	14,385	205,705
Diamond Hill Investment Group, Inc.	1,709	342,689
Evercore Partners, Inc., Class A#	21,563	1,715,336
FBR & Co.	3,525	63,979
GAIN Capital Holdings, Inc.	21,001	164,648
Greenhill & Co., Inc.#	15,647	462,369
Houlihan Lokey, Inc.#	6,871	216,368
INTL. FCStone, Inc.†	8,485	320,309
Investment Technology Group, Inc.	18,540	371,171
KCG Holdings, Inc., Class A†	29,547	409,226
Ladenburg Thalmann Financial Services, Inc.†	56,930	126,384
Moelis & Co., Class A	12,994	478,179
Oppenheimer Holdings, Inc., Class A	5,577	92,578
Piper Jaffray Cos.	8,021	567,486
PJT Partners, Inc., Class A	9,983	369,471
Stifel Financial Corp.†	35,499	1,915,526
Virtu Financial, Inc., Class A#	14,191	246,214

		8,067,638

Finance-Leasing Companies - 0.1%

Aircastle, Ltd.	26,891	646,191
California First National Bancorp	1,323	20,837
Marlin Business Services Corp.	4,665	111,027

		778,055

Finance-Mortgage Loan/Banker - 0.3%

Arlington Asset Investment Corp., Class A#	12,702	187,227
Ellie Mae, Inc.†#	18,142	1,733,650
Federal Agricultural Mtg. Corp., Class C	4,837	278,514
FNFV Group†	37,052	461,297
Impac Mortgage Holdings, Inc.†#	4,462	62,022
Nationstar Mtg. Holdings, Inc.†#	17,961	326,172
PennyMac Financial Services, Inc., Class A†#	7,661	136,749
PHH Corp.†	29,839	376,568
Walter Investment Management Corp.†#	10,509	35,731

		3,597,930

Finance-Other Services - 0.2%

BGC Partners, Inc., Class A	120,535	1,359,635
WageWorks, Inc.†#	20,217	1,556,709

		2,916,344

Financial Guarantee Insurance - 0.4%

MBIA, Inc.†#	74,106	764,774
MGIC Investment Corp.†	188,841	2,011,157
NMI Holdings, Inc., Class A†	27,821	308,813
Radian Group, Inc.	119,120	2,216,823

		5,301,567

Firearms & Ammunition - 0.1%

American Outdoor Brands Corp.†#	30,868	600,074
Sturm Ruger & Co., Inc.#	10,451	520,982

		1,121,056

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	3,689	138,522

Food-Catering - 0.0%

AdvancePierre Foods Holdings, Inc.	11,698	338,774

Food-Confectionery - 0.0%

Amplify Snack Brands, Inc.†#	16,466	164,989
Tootsie Roll Industries, Inc.#	9,697	379,638

		544,627

Food-Dairy Products - 0.1%

Dean Foods Co.	50,613	923,181
Lifeway Foods, Inc.†	2,638	27,725

		950,906

Food-Flour & Grain - 0.0%

Seaboard Corp.	149	541,235

Food-Misc./Diversified - 0.7%

B&G Foods, Inc.#	36,317	1,543,472
Cal-Maine Foods, Inc.#	17,424	661,241
Darling Ingredients, Inc.†	90,887	1,182,440
Inventure Foods, Inc.†#	10,680	59,594
J&J Snack Foods Corp.	8,459	1,131,814
John B. Sanfilippo & Son, Inc.	4,797	294,536
Lancaster Colony Corp.	10,442	1,376,256
Snyder’s-Lance, Inc.#	44,322	1,754,265
TerraVia Holdings, Inc.†#	44,236	41,449

		8,045,067

Food-Retail - 0.1%

Ingles Markets, Inc., Class A	7,874	368,897
Smart & Final Stores, Inc.†#	13,022	181,657
SUPERVALU, Inc.†#	149,782	566,176
Village Super Market, Inc., Class A	4,118	121,934
Weis Markets, Inc.	5,400	324,000

		1,562,664

Food-Wholesale/Distribution - 0.3%

Calavo Growers, Inc.	8,716	491,582
Chefs’ Warehouse, Inc.†#	10,896	152,544
Fresh Del Monte Produce, Inc.	17,792	1,029,623
Performance Food Group Co.†	21,090	497,724
SpartanNash Co.	20,806	726,129
United Natural Foods, Inc.†	27,453	1,181,852

		4,079,454

Footwear & Related Apparel - 0.3%

Crocs, Inc.†	41,515	276,075
Deckers Outdoor Corp.†#	17,948	948,193
Iconix Brand Group, Inc.†	24,129	186,034
Steven Madden, Ltd.†	34,087	1,273,149
Weyco Group, Inc.#	3,669	100,457
Wolverine World Wide, Inc.#	53,639	1,350,094

		4,134,002

Forestry - 0.0%

Deltic Timber Corp.#	5,980	444,434

Funeral Services & Related Items - 0.1%

Carriage Services, Inc.#	8,325	214,535
Matthews International Corp., Class A	17,690	1,164,887

		1,379,422

Gambling (Non-Hotel) - 0.1%

Caesars Acquisition Co., Class A†	26,827	393,015
Golden Entertainment, Inc.	5,803	68,766
Isle of Capri Casinos, Inc.†	14,085	342,125
Pinnacle Entertainment, Inc.†	30,017	521,095
Red Rock Resorts, Inc., Class A	16,931	371,974

		1,696,975

Gas-Distribution - 1.1%

Chesapeake Utilities Corp.	8,596	592,694
Delta Natural Gas Co., Inc.	3,847	117,180
New Jersey Resources Corp.	47,600	1,875,440
Northwest Natural Gas Co.	15,302	919,650
ONE Gas, Inc.	28,900	1,894,395
South Jersey Industries, Inc.#	43,924	1,538,218
Southwest Gas Corp.	26,267	2,246,617
Spire, Inc.#	24,805	1,634,649
WGL Holdings, Inc.	27,987	2,336,635

		13,155,478

Gold Mining - 0.0%

Gold Resource Corp.	28,162	145,879

Golf - 0.1%

Acushnet Holdings Corp.†#	12,003	210,173
Callaway Golf Co.	53,103	536,871

		747,044

Hazardous Waste Disposal - 0.1%

Heritage-Crystal Clean, Inc.†	7,188	107,101
US Ecology, Inc.#	12,299	624,174

		731,275

Health Care Cost Containment - 0.1%

CorVel Corp.†	5,571	225,069
HealthEquity, Inc.†#	23,889	1,043,949

		1,269,018

Healthcare Safety Devices - 0.0%

Tandem Diabetes Care, Inc.†#	10,474	25,138

Home Furnishings - 0.2%

American Woodmark Corp.†	7,788	673,273
Bassett Furniture Industries, Inc.	5,793	158,438
Ethan Allen Interiors, Inc.#	13,909	399,884
Flexsteel Industries, Inc.	3,654	183,723
Hooker Furniture Corp.	6,389	210,837
La-Z-Boy, Inc.	27,046	730,242
Select Comfort Corp.†#	26,091	612,878

		2,969,275

Hotels/Motels - 0.2%

Belmond, Ltd., Class A†#	47,135	610,398
ILG, Inc.	62,671	1,183,229
La Quinta Holdings, Inc.†	47,783	662,272
Marcus Corp.	10,478	326,914
Red Lion Hotels Corp.†	7,991	59,533

		2,842,346

Housewares - 0.0%

Libbey, Inc.	12,363	173,082
Lifetime Brands, Inc.	6,223	90,234
NACCO Industries, Inc., Class A	2,185	140,932

		404,248

Human Resources - 0.6%

AMN Healthcare Services, Inc.†	26,179	1,077,266
Barrett Business Services, Inc.	3,975	254,519
Cross Country Healthcare, Inc.†#	18,045	279,156
Heidrick & Struggles International, Inc.	10,315	252,202
Insperity, Inc.	8,840	735,930
Kelly Services, Inc., Class A	16,535	353,518
Kforce, Inc.	13,811	355,633
Korn/Ferry International	31,747	981,300
On Assignment, Inc.†	28,180	1,329,814
Patriot National, Inc.†#	6,125	28,114
Paylocity Holding Corp.†#	12,138	427,986
Resources Connection, Inc.	15,916	268,980
TriNet Group, Inc.†	23,728	637,097
TrueBlue, Inc.†	23,720	615,534

		7,597,049

Identification Systems - 0.1%

Brady Corp., Class A	25,771	985,741

Independent Power Producers - 0.3%

Atlantica Yield PLC#	33,157	721,496
Dynegy, Inc.†	65,834	529,305
NRG Yield, Inc., Class A	19,681	330,838
NRG Yield, Inc., Class C#	35,744	621,946
Ormat Technologies, Inc.	21,502	1,185,405

		3,388,990

Industrial Audio & Video Products - 0.0%

GoPro, Inc., Class A†#	56,914	534,992

Industrial Automated/Robotic - 0.0%

Hurco Cos., Inc.	3,577	98,368

Instruments-Controls - 0.3%

Allied Motion Technologies, Inc.	3,486	84,187
Control4 Corp.†	11,317	168,963
Watts Water Technologies, Inc., Class A	15,224	973,575
Woodward, Inc.	29,221	2,058,619

		3,285,344

Instruments-Scientific - 0.0%

Fluidigm Corp.†#	16,375	107,420

Insurance Brokers - 0.0%

Crawford & Co., Class B#	6,744	72,970
eHealth, Inc.†#	10,156	111,310

		184,280

Insurance-Life/Health - 0.5%

American Equity Investment Life Holding Co.	47,303	1,272,924
CNO Financial Group, Inc.	99,134	2,072,892
FBL Financial Group, Inc., Class A	5,539	378,591
Fidelity & Guaranty Life#	6,707	178,406
Independence Holding Co.	4,003	72,654
National Western Life Group, Inc., Class A	1,270	403,670
Primerica, Inc.#	25,983	2,098,127
Trupanion, Inc.†#	8,106	126,048

		6,603,312

Insurance-Multi-line - 0.3%

Citizens, Inc.†#	26,159	238,570
Genworth Financial, Inc., Class A†	278,351	1,138,456
Horace Mann Educators Corp.	22,836	956,828
Kemper Corp.	21,952	931,862
United Fire Group, Inc.	12,167	513,691

		3,779,407

Insurance-Property/Casualty - 1.0%

Ambac Financial Group, Inc.†	25,377	560,832
AMERISAFE, Inc.	10,671	686,145
Atlas Financial Holdings, Inc.†#	5,985	80,797
Baldwin & Lyons, Inc., Class B	5,073	120,737
Donegal Group, Inc., Class A	4,687	77,851
EMC Insurance Group, Inc.	4,701	130,688
Employers Holdings, Inc.	18,072	679,507
Enstar Group, Ltd.†	6,311	1,222,756
Federated National Holding Co.	7,080	141,671
Global Indemnity, Ltd.†	4,725	187,488
Hallmark Financial Services, Inc.†	7,851	86,518
HCI Group, Inc.#	4,865	239,844
Heritage Insurance Holdings, Inc.	14,972	220,987
Infinity Property & Casualty Corp.#	6,079	572,946
Investors Title Co.#	805	110,857
James River Group Holdings, Ltd.	8,037	345,752
Kinsale Capital Group, Inc.	3,674	107,832
National General Holdings Corp.#	27,270	663,752
Navigators Group, Inc.	12,644	696,052
OneBeacon Insurance Group, Ltd., Class A	11,232	183,306
RLI Corp.#	21,147	1,236,042
Safety Insurance Group, Inc.	8,102	575,242
Selective Insurance Group, Inc.	31,480	1,394,564
State Auto Financial Corp.#	8,709	233,662
Stewart Information Services Corp.#	12,876	571,823
Third Point Reinsurance, Ltd.†	37,219	461,516
United Insurance Holdings Corp.	9,668	163,583
Universal Insurance Holdings, Inc.#	18,419	496,392

		12,249,142

Insurance-Reinsurance - 0.3%

Argo Group International Holdings, Ltd.	15,945	1,067,518
Blue Capital Reinsurance Holdings, Ltd.#	3,326	65,522
Essent Group, Ltd.†	41,409	1,441,447
Greenlight Capital Re, Ltd., Class A†#	16,548	369,020
Maiden Holdings, Ltd.	38,012	587,285
State National Cos., Inc.	17,186	240,089
WMIH Corp.†#	114,354	154,378

		3,925,259

Internet Application Software - 0.1%

Lionbridge Technologies, Inc.†	32,127	184,730
RealNetworks, Inc.†	13,227	64,812
VirnetX Holding Corp.†#	27,254	61,322
Zendesk, Inc.†	44,878	1,222,028

		1,532,892

Internet Connectivity Services - 0.1%

Boingo Wireless, Inc.†	20,058	218,833
Cogent Communications Holdings, Inc.#	23,030	954,593

		1,173,426

Internet Content-Entertainment - 0.1%

Global Eagle Entertainment, Inc.†#	26,366	115,483
Limelight Networks, Inc.†	39,961	89,912
Shutterstock, Inc.†#	10,681	465,799

		671,194

Internet Content-Information/News - 0.2%

Autobytel, Inc.†	4,908	61,350
Bankrate, Inc.†	26,708	291,117
DHI Group, Inc.†	28,253	139,852
HealthStream, Inc.†	14,492	354,619
Reis, Inc.#	4,925	95,053
WebMD Health Corp.†#	20,693	1,073,967
XO Group, Inc.†	14,312	263,770

		2,279,728

Internet Security - 0.3%

Corindus Vascular Robotics, Inc.†#	30,954	24,763
Imperva, Inc.†	16,150	662,150
Proofpoint, Inc.†#	22,572	1,777,996
Rapid7, Inc.†#	11,206	169,771
VASCO Data Security International, Inc.†	16,984	220,792
Zix Corp.†	29,981	150,205

		3,005,677

Internet Telephone - 0.1%

8x8, Inc.†	49,697	750,425
RingCentral, Inc., Class A†	33,013	881,447

		1,631,872

Investment Companies - 0.0%

Acacia Research Corp.†	28,125	164,531
Real Industry, Inc.†	14,762	75,286
Tiptree Financial, Inc., Class A	12,417	78,848

		318,665

Investment Management/Advisor Services - 0.5%

Altisource Portfolio Solutions SA†#	6,505	156,315
Associated Capital Group, Inc., Class A	2,531	94,406
Cohen & Steers, Inc.	11,767	442,557
Financial Engines, Inc.	29,634	1,312,786
GAMCO Investors, Inc., Class A	2,471	73,611
Hennessy Advisors, Inc.	1,624	43,345
Janus Capital Group, Inc.	79,607	1,007,825
Manning & Napier, Inc.	8,416	52,600
Medley Management, Inc., Class A	3,209	30,004
OM Asset Management PLC	22,598	336,936
Pzena Investment Management, Inc., Class A	8,233	82,659
Silvercrest Asset Management Group, Inc., Class A	3,961	52,879
Virtus Investment Partners, Inc.#	2,458	269,520
Waddell & Reed Financial, Inc., Class A#	44,728	860,567
Westwood Holdings Group, Inc.	4,496	255,643
WisdomTree Investments, Inc.#	64,746	589,836

		5,661,489

Lasers-System/Components - 0.3%

Applied Optoelectronics, Inc.†	9,290	426,597
Coherent, Inc.†#	13,403	2,447,120
Electro Scientific Industries, Inc.†	15,487	103,453
II-VI, Inc.†	32,902	1,171,311

		4,148,481

Leisure Games - 0.0%

Intrawest Resorts Holdings, Inc.†	9,070	213,689

Leisure Products - 0.0%

Escalade, Inc.	5,939	77,207
Johnson Outdoors, Inc., Class A	2,761	96,856
Marine Products Corp.	6,068	64,442

		238,505

Lighting Products & Systems - 0.2%

Universal Display Corp.†#	22,958	1,947,986

Linen Supply & Related Items - 0.2%

G&K Services, Inc., Class A	10,782	1,018,899
UniFirst Corp.#	8,513	1,133,080

		2,151,979

Machine Tools & Related Products - 0.2%

Hardinge, Inc.	6,585	68,945
Kennametal, Inc.#	43,735	1,622,131
Milacron Holdings Corp.†#	8,190	148,730

		1,839,806

Machinery-Construction & Mining - 0.2%

Astec Industries, Inc.	10,902	688,679
Hyster-Yale Materials Handling, Inc.	5,310	323,326
Joy Global, Inc.	54,590	1,538,892

		2,550,897

Machinery-Electrical - 0.1%

Babcock & Wilcox Enterprises, Inc.†	25,752	424,908
Franklin Electric Co., Inc.	25,518	1,069,204

		1,494,112

Machinery-Farming - 0.1%

Alamo Group, Inc.	5,314	399,347
Lindsay Corp.#	5,972	478,178

		877,525

Machinery-General Industrial - 0.4%

Albany International Corp., Class A	15,751	714,308
Altra Industrial Motion Corp.	14,190	551,281
Applied Industrial Technologies, Inc.	20,168	1,271,592
Chart Industries, Inc.†	17,225	613,038
DXP Enterprises, Inc.†	8,601	301,035
Gencor Industries, Inc.†	4,362	62,159
Kadant, Inc.	6,040	373,876
Manitowoc Co., Inc.†#	71,636	435,547
Tennant Co.	9,864	692,946

		5,015,782

Machinery-Material Handling - 0.0%

Columbus McKinnon Corp.	10,936	282,258

Machinery-Pumps - 0.1%

Gorman-Rupp Co.	9,924	308,934
NN, Inc.#	14,777	297,018
SPX FLOW, Inc.†	19,885	676,090

		1,282,042

Marine Services - 0.0%

Great Lakes Dredge & Dock Corp.†	33,274	144,742

Medical Imaging Systems - 0.1%

Analogic Corp.	7,011	577,356
iRadimed Corp.†	2,279	19,029

		596,385

Medical Information Systems - 0.2%

Computer Programs & Systems, Inc.#	6,312	169,793
Cotiviti Holdings, Inc.†#	7,124	267,007
Medidata Solutions, Inc.†	30,399	1,699,912
NantHealth, Inc.†#	3,698	27,994
Quality Systems, Inc.†	28,779	439,167
Tabula Rasa HealthCare, Inc.†	2,633	37,310

		2,641,183

Medical Instruments - 0.8%

Abaxis, Inc.#	12,351	615,697
AngioDynamics, Inc.†	15,197	248,471
AtriCure, Inc.†#	17,700	323,025
Avinger, Inc.†	6,153	15,690
Cardiovascular Systems, Inc.†#	17,943	509,581
CONMED Corp.	15,533	646,483
CryoLife, Inc.†#	17,748	283,968
Endologix, Inc.†#	45,652	301,760
Entellus Medical, Inc.†	4,221	58,756
Halyard Health, Inc.†	25,900	1,011,654
Integra LifeSciences Holdings Corp.†#	33,398	1,427,431
iRhythm Technologies, Inc.†	3,900	150,228
Natus Medical, Inc.†	18,317	678,187
NuVasive, Inc.†	27,407	2,048,947
Obalon Therapeutics, Inc.†	2,737	25,509
Spectranetics Corp.†#	24,069	669,720
TransEnterix, Inc.†#	39,189	51,338

		9,066,445

Medical Labs & Testing Services - 0.1%

Fulgent Genetics, Inc.†#	2,166	24,584
Invitae Corp.†#	15,688	161,743
Medpace Holdings, Inc.†	4,434	128,364
Natera, Inc.†	14,687	140,408
Teladoc, Inc.†#	13,319	293,684

		748,783

Medical Laser Systems - 0.1%

Cutera, Inc.†	6,608	134,803
Cynosure, Inc., Class A†	13,353	881,298
IRIDEX Corp.†#	4,247	67,273

		1,083,374

Medical Products - 1.3%

Accuray, Inc.†#	44,893	231,199
Atrion Corp.	767	374,334
AxoGen, Inc.†#	13,587	141,984
Cantel Medical Corp.	19,820	1,627,420
Cerus Corp.†#	57,041	239,002
ConforMIS, Inc.†#	20,137	101,289
Exactech, Inc.†	5,876	142,787
Glaukos Corp.†	9,414	428,337
Globus Medical, Inc., Class A†	38,790	1,078,750
Haemonetics Corp.†	28,265	1,055,132
Integer Holdings Corp.†	17,223	622,611
Intersect ENT, Inc.†#	14,365	195,364
Invacare Corp.#	17,852	216,009
InVivo Therapeutics Holdings Corp.†	18,133	76,159
K2M Group Holdings, Inc.†#	14,495	290,625
LeMaitre Vascular, Inc.	7,606	168,397
Luminex Corp.†	22,365	415,542
MiMedx Group, Inc.†#	57,575	493,418
NanoString Technologies, Inc.†	8,343	157,432
Nevro Corp.†#	13,295	1,276,187
Novan, Inc.†#	2,671	15,118
Novocure, Ltd.†#	28,524	216,782
NxStage Medical, Inc.†	35,216	1,005,769
Orthofix International NV†	9,859	352,065
Penumbra, Inc.†#	14,098	1,082,726
Rockwell Medical, Inc.†#	26,985	160,291
Surmodics, Inc.†	7,302	180,725
T2 Biosystems, Inc.†#	8,229	46,494
Tactile Systems Technology, Inc.†	2,315	46,832
Wright Medical Group NV†#	57,096	1,591,837
Zeltiq Aesthetics, Inc.†	19,621	1,086,219

		15,116,836

Medical-Biomedical/Gene - 3.2%

Acceleron Pharma, Inc.†#	15,434	412,396
Achillion Pharmaceuticals, Inc.†#	65,987	264,608
Acorda Therapeutics, Inc.†	24,218	640,566
Aduro Biotech, Inc.†#	19,972	224,685
Advaxis, Inc.†#	18,810	165,340
Adverum Biotechnologies, Inc.†	12,955	34,331
Aevi Genomic Medicine Inc Common Stock†#	13,721	64,352
Agenus, Inc.†#	41,160	174,518
Alder Biopharmaceuticals, Inc.†#	26,382	602,829
AMAG Pharmaceuticals, Inc.†	19,640	440,918
Anavex Life Sciences Corp.†#	18,387	105,541
ANI Pharmaceuticals, Inc.†#	4,462	263,570
Applied Genetic Technologies Corp.†	7,149	55,405
Aptevo Therapeutics, Inc.†	9,146	18,292
Aratana Therapeutics, Inc.†#	18,784	124,162
Ardelyx, Inc.†	17,286	235,090
Arena Pharmaceuticals, Inc.†	138,086	218,176
Argos Therapeutics, Inc.†#	6,006	6,907
Arrowhead Pharmaceuticals, Inc.†#	34,083	77,028
Asterias Biotherapeutics, Inc.†#	12,774	48,541
Atara Biotherapeutics, Inc.†#	13,080	202,086
Athersys, Inc.†	42,879	51,455
Audentes Therapeutics, Inc.†	3,076	47,709
Bellicum Pharmaceuticals, Inc.†#	11,802	145,519
BioCryst Pharmaceuticals, Inc.†#	41,367	258,130
BioTime, Inc.†#	35,998	116,994
Bluebird Bio, Inc.†#	22,517	1,973,615
Blueprint Medicines Corp.†	13,455	473,347
Cambrex Corp.†	17,627	993,281
Celldex Therapeutics, Inc.†#	53,820	190,523
Cellular Biomedicine Group, Inc.†	6,848	87,654
ChemoCentryx, Inc.†	12,016	79,546
ChromaDex Corp.†#	16,119	44,488
Clearside Biomedical, Inc.†	5,499	43,167
Corvus Pharmaceuticals, Inc.†	1,871	26,905
Curis, Inc.†	62,844	145,170
Cytokinetics, Inc.†#	19,070	202,142
CytomX Therapeutics, Inc.†	11,503	143,788
CytRx Corp.†#	37,621	16,200
Dermira, Inc.†	13,612	458,588
Dimension Therapeutics, Inc.†#	6,884	11,703
Dynavax Technologies Corp.†#	21,889	98,501
Edge Therapeutics, Inc.†	9,149	89,386
Editas Medicine, Inc.†#	3,869	96,454
Eiger BioPharmaceuticals, Inc.†	1,950	22,035
Emergent BioSolutions, Inc.†#	18,292	574,003
Endocyte, Inc.†	21,401	43,872
Enzo Biochem, Inc.†	22,349	144,151
Epizyme, Inc.†#	22,664	321,829
Esperion Therapeutics, Inc.†#	8,061	210,956
Exact Sciences Corp.†#	58,515	1,259,243
Exelixis, Inc.†#	125,782	2,708,086
FibroGen, Inc.†#	29,491	737,275
Five Prime Therapeutics, Inc.†#	15,194	696,949
Flex Pharma, Inc.†	5,996	25,003
Fortress Biotech, Inc.†#	19,196	59,316
Foundation Medicine, Inc.†#	7,579	187,959
Galena Biopharma, Inc.†#	5,163	3,821
Geron Corp.†#	85,026	182,806
GlycoMimetics, Inc.†	5,768	35,242
Halozyme Therapeutics, Inc.†#	61,404	787,199
Idera Pharmaceuticals, Inc.†#	50,139	93,760
ImmunoGen, Inc.†#	47,442	161,303
Immunomedics, Inc.†#	53,996	269,980
Infinity Pharmaceuticals, Inc.†	27,665	76,909
Innoviva, Inc.†#	45,524	525,802
Inovio Pharmaceuticals, Inc.†#	37,372	263,473
Insmed, Inc.†	34,873	555,527
Intellia Therapeutics, Inc.†	3,933	56,163
Karyopharm Therapeutics, Inc.†	15,004	155,591
Kite Pharma, Inc.†#	21,678	1,534,152
Lexicon Pharmaceuticals, Inc.†#	23,802	382,022
Ligand Pharmaceuticals, Inc.†	10,542	1,103,009
Lion Biotechnologies, Inc.†	31,233	238,932
Loxo Oncology, Inc.†	8,904	395,694
MacroGenics, Inc.†#	17,953	379,526
Medicines Co.†#	37,268	1,953,589
Merrimack Pharmaceuticals, Inc.†#	68,730	211,001
Momenta Pharmaceuticals, Inc.†	36,599	565,455
Myriad Genetics, Inc.†#	38,021	738,748
NeoGenomics, Inc.†#	29,861	240,978
NewLink Genetics Corp.†	12,184	191,411
Novavax, Inc.†#	152,071	229,627
Omeros Corp.†#	22,406	272,681

OncoMed Pharmaceuticals, Inc.†	9,865	100,228
Organovo Holdings, Inc.†#	48,486	151,276
Otonomy, Inc.†#	13,534	200,980
OvaScience, Inc.†	17,679	26,165
Pacific Biosciences of California, Inc.†#	42,915	216,721
Paratek Pharmaceuticals, Inc.†	10,153	151,787
PDL BioPharma, Inc.#	93,051	199,129
Pfenex, Inc.†	10,253	74,129
PharmAthene, Inc.	35,090	31,581
Prothena Corp. PLC†#	19,223	1,127,429
PTC Therapeutics, Inc.†	18,730	255,290
Puma Biotechnology, Inc.†	15,468	567,676
REGENXBIO, Inc.†	11,407	209,889
Retrophin, Inc.†#	20,394	433,780
Rigel Pharmaceuticals, Inc.†#	52,446	128,493
RTI Surgical, Inc.†	32,361	121,354
Sage Therapeutics, Inc.†#	16,683	1,124,434
Sangamo BioSciences, Inc.†#	39,102	177,914
Second Sight Medical Products, Inc.†#	8,001	13,362
Selecta Biosciences, Inc.†	2,853	37,317
Senseonics Holdings, Inc.†#	15,660	36,801
Spark Therapeutics, Inc.†	10,580	674,792
Spectrum Pharmaceuticals, Inc.†	42,612	272,717
Stemline Therapeutics, Inc.†	9,494	66,458
Syndax Pharmaceuticals, Inc.†	2,655	30,214
Synthetic Biologics, Inc.†#	42,622	33,671
Theravance Biopharma, Inc.†#	22,178	679,090
Tobira Therapeutics, Inc. CVR(1)(2)	4,989	68,549
Tokai Pharmaceuticals, Inc.†#	5,582	4,577
Trius Therapeutics, Inc. CVR(1)(2)	24,953	0
Trovagene, Inc.†#	15,866	30,939
Ultragenyx Pharmaceutical, Inc.†#	19,938	1,696,325
Veracyte, Inc.†	7,887	61,124
Versartis, Inc.†	17,324	378,529
WaVe Life Sciences, Ltd.†#	4,165	125,367
XBiotech, Inc.†#	9,848	132,850
Zeneca, Inc. CVR(1)(2)	3,950	2,429
ZIOPHARM Oncology, Inc.†#	68,444	434,619

		38,846,669

Medical-Drugs - 1.8%

AcelRx Pharmaceuticals, Inc.†#	19,932	60,793
Aclaris Therapeutics, Inc.†	6,211	193,970
Adamas Pharmaceuticals, Inc.†#	9,404	173,974
Aerie Pharmaceuticals, Inc.†#	15,952	755,327
Agile Therapeutics, Inc.†	7,478	16,601
Aimmune Therapeutics, Inc.†#	14,802	300,037
Amicus Therapeutics, Inc.†#	78,751	511,094
Ampio Pharmaceuticals, Inc.†#	24,741	20,288
Anthera Pharmaceuticals, Inc.†#	22,149	15,061
Array BioPharma, Inc.†	92,564	1,064,486
BioSpecifics Technologies Corp.†	3,042	160,831
Cempra, Inc.†	23,306	79,240
Chimerix, Inc.†#	24,041	136,553
Cidara Therapeutics, Inc.†#	6,040	43,488
Clovis Oncology, Inc.†	20,313	1,174,295
Coherus Biosciences, Inc.†	16,608	391,949
Collegium Pharmaceutical, Inc.†#	9,082	120,427
Corcept Therapeutics, Inc.†#	42,068	378,191
Durata Therapeutics, Inc.(1)(2)	9,546	0
Durect Corp.†#	71,076	73,208
Eagle Pharmaceuticals, Inc.†#	4,986	382,376
Enanta Pharmaceuticals, Inc.†	8,793	253,414
Global Blood Therapeutics, Inc.†	9,164	255,217
Horizon Pharma PLC†	89,229	1,432,125
Ignyta, Inc.†	16,600	146,080
Immune Design Corp.†	6,300	32,130
Inotek Pharmaceuticals Corp.†#	9,829	15,726
Insys Therapeutics, Inc.†#	13,231	168,828
Intra-Cellular Therapies, Inc.†#	19,327	252,217
Ironwood Pharmaceuticals, Inc.†#	71,575	1,208,902
Kadmon Holdings, Inc.†#	4,524	16,784
Keryx Biopharmaceuticals, Inc.†#	44,463	223,649
Lannett Co., Inc.†#	15,604	343,288
Lipocine, Inc.†#	9,326	36,931
MediciNova, Inc.†#	16,723	107,696
Minerva Neurosciences, Inc.†	9,007	78,811
MyoKardia, Inc.†	6,338	77,007
Myovant Sciences, Ltd.†#	5,600	61,040
NantKwest, Inc.†#	9,388	44,405
Neos Therapeutics, Inc.†	7,739	46,434
Ocular Therapeutix, Inc.†#	10,082	84,084
Ophthotech Corp.†#	17,175	61,487
Pacira Pharmaceuticals, Inc.†#	20,153	880,686
PharMerica Corp.†	16,634	409,196
PRA Health Sciences, Inc.†	13,626	804,070
Prestige Brands Holdings, Inc.†	29,464	1,668,252
Progenics Pharmaceuticals, Inc.†#	39,201	440,619
Protagonist Therapeutics, Inc.†	4,165	57,727
Ra Pharmaceuticals, Inc.†	4,409	92,325
Radius Health, Inc.†#	17,771	748,870
Reata Pharmaceuticals, Inc., Class A†#	3,203	81,196
Regulus Therapeutics, Inc.†	21,846	22,938
SciClone Pharmaceuticals, Inc.†	28,222	279,398
Sorrento Therapeutics, Inc.†#	16,162	84,042
Sucampo Pharmaceuticals, Inc., Class A†#	13,191	154,994
Supernus Pharmaceuticals, Inc.†	26,422	679,045
Synergy Pharmaceuticals, Inc.†#	102,174	591,588
Syros Pharmaceuticals, Inc.†	2,620	28,951
TESARO, Inc.†#	15,824	2,980,767
Tetraphase Pharmaceuticals, Inc.†	20,471	105,835
TG Therapeutics, Inc.†#	20,743	118,235
TherapeuticsMD, Inc.†#	84,524	530,811
Titan Pharmaceuticals, Inc.†#	10,594	39,728
Trevena, Inc.†#	25,193	102,284
Vanda Pharmaceuticals, Inc.†	20,637	294,077
vTv Therapeutics, Inc., Class A†	4,302	25,941
Zogenix, Inc.†#	13,974	144,631

		22,364,650

Medical-Generic Drugs - 0.1%

Amphastar Pharmaceuticals, Inc.†	20,044	310,081
AveXis, Inc.†#	3,214	197,083
Impax Laboratories, Inc.†	41,245	587,741
Teligent, Inc.†#	23,316	166,709

		1,261,614

Medical-HMO - 0.3%

Magellan Health, Inc.†	12,924	893,695
Molina Healthcare, Inc.†#	23,916	1,160,165
Tivity Health, Inc.†#	17,946	518,639
Triple-S Management Corp., Class B†	13,124	245,025
Universal American Corp.†	22,598	224,850

		3,042,374

Medical-Hospitals - 0.2%

Adeptus Health, Inc., Class A†#	6,965	47,014
Community Health Systems, Inc.†#	62,169	606,148
Nobilis Health Corp.†#	31,244	68,737
Quorum Health Corp.†#	16,706	142,836
Select Medical Holdings Corp.†	60,123	865,771
Surgery Partners, Inc.†	10,483	235,867
Surgical Care Affiliates, Inc.†	15,116	857,380

		2,823,753

Medical-Nursing Homes - 0.1%

Ensign Group, Inc.	26,891	506,626
Genesis Healthcare, Inc.†	21,076	67,865
Kindred Healthcare, Inc.	47,463	427,167
National HealthCare Corp.	6,302	470,255

		1,471,913

Medical-Outpatient/Home Medical - 0.4%

Addus HomeCare Corp.†	4,163	134,049
Air Methods Corp.†#	18,640	705,524
Almost Family, Inc.†	6,063	301,028
Amedisys, Inc.†	15,750	759,465
Chemed Corp.#	8,956	1,599,094
Civitas Solutions, Inc.†	8,503	157,305
LHC Group, Inc.†	8,440	405,289
Providence Service Corp.†#	7,294	296,282

		4,358,036

Medical-Wholesale Drug Distribution - 0.1%

Owens & Minor, Inc.	35,172	1,269,006

Metal Processors & Fabrication - 0.5%

Ampco-Pittsburgh Corp.	4,821	70,387
CIRCOR International, Inc.#	9,286	576,753
Global Brass & Copper Holdings, Inc.	11,898	400,368
Haynes International, Inc.	6,999	273,381
Mueller Industries, Inc.	31,404	1,313,315
Park-Ohio Holdings Corp.	4,793	214,007
RBC Bearings, Inc.†#	12,545	1,170,449
Rexnord Corp.†	45,939	1,018,468
Sun Hydraulics Corp.	13,103	484,811

		5,521,939

Metal Products-Distribution - 0.1%

Lawson Products, Inc.†	3,552	98,213
Olympic Steel, Inc.	5,163	124,841
Worthington Industries, Inc.#	24,846	1,218,696

		1,441,750

Metal Products-Fasteners - 0.0%

TriMas Corp.†	25,385	559,739

Metal-Aluminum - 0.1%

Century Aluminum Co.†#	28,099	395,774
Kaiser Aluminum Corp.	9,974	786,251

		1,182,025

Metal-Diversified - 0.0%

Ferroglobe PLC†(1)(2)	36,833	0
Ferroglobe PLC	36,833	397,428

		397,428

Metal-Iron - 0.1%

Cliffs Natural Resources, Inc.†#	122,088	1,301,458

Miscellaneous Manufacturing - 0.2%

American Railcar Industries, Inc.#	4,367	194,594
FreightCar America, Inc.#	6,819	93,488
Hillenbrand, Inc.	32,462	1,179,994
John Bean Technologies Corp.	16,081	1,437,641

		2,905,717

Motion Pictures & Services - 0.1%

Eros International PLC†#	16,662	191,613
IMAX Corp.†	32,494	1,051,181

		1,242,794

MRI/Medical Diagnostic Imaging - 0.0%

RadNet, Inc.†	20,916	124,450

Multimedia - 0.3%

E.W. Scripps Co., Class A†#	33,537	772,357
Entravision Communications Corp., Class A	36,638	196,013
Liberty Media Corp.-Liberty Braves, Series A†	5,156	113,587
Liberty Media Corp.-Liberty Braves, Series C†	17,723	389,729
Liberty Media Corp.-Liberty Formula One, Series A†#	12,889	388,088
Liberty Media Corp.-Liberty Formula One, Series C†	25,496	782,727
Media General, Inc. CVR#(1)(2)	61,443	19,047
Meredith Corp.#	20,693	1,297,451

		3,958,999

Networking Products - 0.6%

A10 Networks, Inc.†	24,823	234,826
Black Box Corp.	8,446	76,014
Calix, Inc.†	23,247	160,404
Extreme Networks, Inc.†	58,210	363,813
Gigamon, Inc.†	18,303	623,217
Infinera Corp.†#	77,751	843,598
Ixia†	36,143	708,403
LogMeIn, Inc.	28,808	2,643,134
NeoPhotonics Corp.†#	17,361	176,214
NETGEAR, Inc.†	18,241	999,607
Silicom, Ltd.	3,164	120,232

		6,949,462

Non-Ferrous Metals - 0.0%

Materion Corp.	11,210	390,668

Non-Hazardous Waste Disposal - 0.0%

Advanced Disposal Services, Inc.†	11,630	254,465
Casella Waste Systems, Inc., Class A†	21,774	254,320

		508,785

Office Automation & Equipment - 0.0%

Eastman Kodak Co.†	9,594	137,674

Office Furnishings-Original - 0.4%

CompX International, Inc.	898	13,380
Herman Miller, Inc.	33,729	1,005,124
HNI Corp.	25,105	1,150,311
Interface, Inc.	36,445	688,811
Kimball International, Inc., Class B	20,797	341,071
Knoll, Inc.	27,071	605,037
Steelcase, Inc., Class A	47,447	759,152

		4,562,886

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†	58,637	785,736

Oil & Gas Drilling - 0.1%

Atwood Oceanics, Inc.†	41,789	439,202
Parker Drilling Co.†	68,065	129,324
Seadrill, Ltd.†#	212,967	372,692

		941,218

Oil Companies-Exploration & Production - 1.1%

Abraxas Petroleum Corp.†#	81,026	171,775
Bill Barrett Corp.†	34,073	187,742
California Resources Corp.†#	17,855	319,069
Callon Petroleum Co.†	102,868	1,298,194
Carrizo Oil & Gas, Inc.†#	34,230	1,114,187
Clayton Williams Energy, Inc.†#	3,358	454,505
Cobalt International Energy, Inc.†#	229,841	163,187
Contango Oil & Gas Co.†#	12,424	92,186
Denbury Resources, Inc.†	198,105	536,865

DLB Oil & Gas, Inc.(1)(2)	3,000	0
Earthstone Energy, Inc.†	932	12,023
Eclipse Resources Corp.†	27,476	59,348
EP Energy Corp., Class A†#	21,799	102,891
Erin Energy Corp.†#	8,146	27,289
Evolution Petroleum Corp.	13,745	120,269
EXCO Resources, Inc.†#	78,859	43,924
Isramco, Inc.†	413	50,180
Jones Energy, Inc., Class A†#	31,422	100,550
Matador Resources Co.†#	49,017	1,179,839
Northern Oil and Gas, Inc.†#	26,324	78,972
Oasis Petroleum, Inc.†	129,006	1,826,725
Panhandle Oil and Gas, Inc., Class A	8,634	170,090
PDC Energy, Inc.†	30,965	2,092,924
Ring Energy, Inc.†#	22,909	283,155
RSP Permian, Inc.†	54,404	2,148,414
Sanchez Energy Corp.†	31,477	361,986
Unit Corp.†	28,506	773,653
W&T Offshore, Inc.†#	20,024	50,260

		13,820,202

Oil Field Machinery & Equipment - 0.2%

Exterran Corp.†	17,843	543,141
Flotek Industries, Inc.†#	29,321	396,420
Forum Energy Technologies, Inc.†#	33,821	733,916
Natural Gas Services Group, Inc.†	6,945	180,917
Thermon Group Holdings, Inc.†	18,013	363,142

		2,217,536

Oil Refining & Marketing - 0.3%

Adams Resources & Energy, Inc.	1,181	47,831
Alon USA Energy, Inc.#	17,776	216,156
CVR Energy, Inc.#	8,909	204,194
Delek US Holdings, Inc.#	34,726	835,855
Par Pacific Holdings, Inc.†#	17,022	248,521
Trecora Resources†#	11,173	134,635
Western Refining, Inc.	44,672	1,631,421

		3,318,613

Oil-Field Services - 0.7%

Archrock, Inc.	39,193	534,984
Bristow Group, Inc.#	18,926	297,328
CARBO Ceramics, Inc.†	12,327	158,155
Era Group, Inc.†	11,011	151,732
Helix Energy Solutions Group, Inc.†	76,527	632,113
Independence Contract Drilling, Inc.†	16,883	100,454
Mammoth Energy Services, Inc.†	4,394	94,471
Matrix Service Co.†	14,975	242,595
McDermott International, Inc.†	133,763	984,496
MRC Global, Inc.†	51,929	1,049,485
Newpark Resources, Inc.†	46,712	359,682
NOW, Inc.†	59,120	1,131,557
Oil States International, Inc.†#	28,285	1,040,888
PHI, Inc.†	6,615	95,851
Pioneer Energy Services Corp.†	41,284	216,741
SEACOR Holdings, Inc.†#	8,980	618,273
Tesco Corp.†	25,435	212,382
TETRA Technologies, Inc.†	62,710	281,568
Willbros Group, Inc.†	24,355	73,065

		8,275,820

Optical Recognition Equipment - 0.0%

Digimarc Corp.†#	4,708	118,642

Optical Supplies - 0.0%

STAAR Surgical Co.†	22,541	224,283

Paper & Related Products - 0.2%

Clearwater Paper Corp.†	9,552	531,091
Neenah Paper, Inc.	9,348	684,741
Orchids Paper Products Co.#	5,090	145,116
P.H. Glatfelter Co.	24,487	541,163
Schweitzer-Mauduit International, Inc.	17,057	699,849

		2,601,960

Patient Monitoring Equipment - 0.3%

Insulet Corp.†#	31,923	1,390,566
Masimo Corp.†	22,655	2,047,106

		3,437,672

Pharmacy Services - 0.0%

BioScrip, Inc.†#	61,981	93,592
Diplomat Pharmacy, Inc.†#	25,755	348,980

		442,572

Physical Therapy/Rehabilitation Centers - 0.2%

AAC Holdings, Inc.†#	5,584	51,205
HealthSouth Corp.	48,934	2,070,887
U.S. Physical Therapy, Inc.	6,817	515,706

		2,637,798

Pipelines - 0.1%

SemGroup Corp., Class A	36,622	1,287,263

Platinum - 0.1%

Stillwater Mining Co.†	67,588	1,153,051

Pollution Control - 0.0%

CECO Environmental Corp.	16,485	186,281

Poultry - 0.1%

Sanderson Farms, Inc.#	11,102	1,055,134

Power Converter/Supply Equipment - 0.3%

Advanced Energy Industries, Inc.†	21,840	1,356,264
Energous Corp.†#	8,347	128,043
Generac Holdings, Inc.†#	36,205	1,413,443
Powell Industries, Inc.	4,899	159,903
SPX Corp.†	23,410	617,556
Vicor Corp.†	9,283	150,849

		3,826,058

Precious Metals - 0.1%

Coeur Mining, Inc.†	99,610	855,650

Printing-Commercial - 0.3%

ARC Document Solutions, Inc.†	23,130	92,983
Cimpress NV†#	13,875	1,112,914
Deluxe Corp.	27,125	1,996,129
Ennis, Inc.#	14,412	235,636
Quad/Graphics, Inc.	16,330	443,359

		3,881,021

Private Equity - 0.1%

Fifth Street Asset Management, Inc.	2,869	14,775
Kennedy-Wilson Holdings, Inc.	45,349	999,946

		1,014,721

Protection/Safety - 0.0%

Landauer, Inc.	5,379	281,053

Publishing-Books - 0.1%

Houghton Mifflin Harcourt Co.†	69,869	772,052
Scholastic Corp.	15,234	686,444

		1,458,496

Publishing-Newspapers - 0.2%

Daily Journal Corp.†#	626	130,709
Gannett Co., Inc.	66,217	577,412
New York Times Co., Class A	68,832	991,181
tronc, Inc.†#	15,021	219,306

		1,918,608

Publishing-Periodicals - 0.1%

Time, Inc.	56,741	995,805
Value Line, Inc.#	659	11,796

		1,007,601

Racetracks - 0.2%

Churchill Downs, Inc.	7,605	1,143,032
Empire Resorts, Inc.†#	1,877	43,640
International Speedway Corp., Class A	14,844	550,712
Penn National Gaming, Inc.†	41,982	607,480
Speedway Motorsports, Inc.	6,619	141,117

		2,485,981

Radio - 0.0%

Entercom Communications Corp., Class A	14,617	228,756
Radio One, Inc., Class D†#	13,902	38,230
Saga Communications, Inc., Class A	2,059	102,744
Salem Media Group, Inc.	6,226	44,516
Townsquare Media, Inc., Class A†	4,863	52,861

		467,107

Real Estate Investment Trusts - 7.3%

Acadia Realty Trust#	43,681	1,399,102
AG Mtg. Investment Trust, Inc.	15,822	282,581
Agree Realty Corp.#	13,715	680,675
Alexander’s, Inc.	1,197	523,269
Altisource Residential Corp.	29,472	395,514
American Assets Trust, Inc.#	22,032	969,408
Anworth Mtg. Asset Corp.	53,922	293,336
Apollo Commercial Real Estate Finance, Inc.#	43,810	805,666
Ares Commercial Real Estate Corp.	15,134	204,612
Armada Hoffler Properties, Inc.	17,524	244,460
ARMOUR Residential REIT, Inc.#	20,698	465,498
Ashford Hospitality Prime, Inc.	12,686	165,552
Ashford Hospitality Trust, Inc.	44,029	289,271
Bluerock Residential Growth REIT, Inc.	12,436	155,201
Capstead Mtg. Corp.	53,802	569,225
CareTrust REIT, Inc.	35,027	552,726
CatchMark Timber Trust, Inc., Class A	21,873	236,228
CBL & Associates Properties, Inc.#	93,452	937,324
Cedar Realty Trust, Inc.	46,492	272,908
Chatham Lodging Trust	21,136	423,354
Chesapeake Lodging Trust	33,482	808,925
City Office REIT, Inc.	14,146	184,322
Colony Starwood Homes#	36,132	1,188,743
Community Healthcare Trust, Inc.#	7,100	168,909
CorEnergy Infrastructure Trust, Inc.#	6,733	240,301
CoreSite Realty Corp.#	18,588	1,674,221
Cousins Properties, Inc.	187,984	1,607,263
CYS Investments, Inc.#	85,364	684,619
DiamondRock Hospitality Co.#	111,234	1,209,114
DuPont Fabros Technology, Inc.	41,322	2,127,670
Dynex Capital, Inc.	25,269	173,345
Easterly Government Properties, Inc.#	17,478	361,270
EastGroup Properties, Inc.#	17,798	1,323,103
Education Realty Trust, Inc.	40,468	1,705,726
Farmland Partners, Inc.	13,832	157,961
FelCor Lodging Trust, Inc.	76,805	556,836
First Industrial Realty Trust, Inc.	64,551	1,736,422
First Potomac Realty Trust	32,665	326,323
Four Corners Property Trust, Inc.	34,035	754,896
Franklin Street Properties Corp.	57,199	708,696
GEO Group, Inc.#	41,080	1,955,819
Getty Realty Corp.#	14,758	389,464
Gladstone Commercial Corp.#	12,584	261,873
Global Medical REIT, Inc.#	8,409	70,636
Global Net Lease, Inc.	110,165	903,353
Government Properties Income Trust#	39,497	814,033
Gramercy Property Trust#	78,176	2,185,801
Great Ajax Corp.#	7,295	95,856
Healthcare Realty Trust, Inc.	62,717	2,004,435
Hersha Hospitality Trust	23,323	455,032
Hudson Pacific Properties, Inc.	63,343	2,317,087
Independence Realty Trust, Inc.	30,529	280,562
InfraREIT, Inc.	22,438	373,593
Invesco Mtg. Capital, Inc.	63,418	986,150
Investors Real Estate Trust	68,244	443,586
iStar, Inc.†	37,935	456,737
Kite Realty Group Trust#	45,708	1,035,286
Ladder Capital Corp., Class A	23,720	342,280
LaSalle Hotel Properties#	59,096	1,707,874
Lexington Realty Trust	127,464	1,422,498
LTC Properties, Inc.	21,231	1,024,183
Mack-Cali Realty Corp.	49,656	1,447,472
MedEquities Realty Trust, Inc.	7,691	83,909
Medical Properties Trust, Inc.	162,382	2,179,166
Monmouth Real Estate Investment Corp.#	35,525	518,665
Monogram Residential Trust, Inc.	93,285	959,903
MTGE Investment Corp.	25,912	428,844
National Health Investors, Inc.#	20,719	1,568,843
National Storage Affiliates Trust	23,117	559,894
New Residential Investment Corp.	134,117	2,262,554
New Senior Investment Group, Inc.#	42,997	455,768
New York Mortgage Trust, Inc.#	61,975	392,302
NexPoint Residential Trust, Inc.	10,115	241,243
NorthStar Realty Europe Corp.#	30,621	371,739
One Liberty Properties, Inc.	7,439	182,776
Orchid Island Capital, Inc.#	16,973	166,675
Owens Realty Mortgage, Inc.	5,649	94,338
Parkway, Inc.†	23,835	500,058
Pebblebrook Hotel Trust#	39,500	1,135,625
Pennsylvania Real Estate Investment Trust	38,479	634,904
PennyMac Mortgage Investment Trust	38,387	647,205
Physicians Realty Trust	76,129	1,516,490
Potlatch Corp.	22,888	1,012,794
Preferred Apartment Communities, Inc., Class A#	12,770	174,438
PS Business Parks, Inc.	11,104	1,290,396
QTS Realty Trust, Inc., Class A	25,888	1,361,709
RAIT Financial Trust	51,708	173,739
Ramco-Gershenson Properties Trust	44,374	694,897
Redwood Trust, Inc.	42,960	703,255
Resource Capital Corp.#	17,058	143,287
Retail Opportunity Investments Corp.	58,575	1,288,650
Rexford Industrial Realty, Inc.	36,954	849,203
RLJ Lodging Trust	67,605	1,538,690
Ryman Hospitality Properties, Inc.	23,992	1,546,764
Sabra Health Care REIT, Inc.	36,389	989,781
Saul Centers, Inc.	5,405	346,136
Select Income REIT	35,726	928,876
Seritage Growth Properties, Class A#	14,060	653,509
Silver Bay Realty Trust Corp.	18,727	403,192
STAG Industrial, Inc.	42,000	1,084,860
Summit Hotel Properties, Inc.	48,757	750,370
Sunstone Hotel Investors, Inc.	120,572	1,778,437

Terreno Realty Corp.	24,029	665,603
Tier REIT, Inc.	26,900	486,352
UMH Properties, Inc.#	13,735	203,965
Universal Health Realty Income Trust	6,997	449,067
Urban Edge Properties	49,746	1,379,457
Urstadt Biddle Properties, Inc., Class A	14,721	327,984
Washington Prime Group, Inc.	104,675	970,337
Washington Real Estate Investment Trust	41,369	1,353,180
Western Asset Mortgage Capital Corp.	23,057	239,793
Whitestone REIT	14,741	208,733
Xenia Hotels & Resorts, Inc.	57,358	1,007,780

		88,444,320

Real Estate Management/Services - 0.1%

Griffin Industrial Realty, Inc.	400	12,420
HFF, Inc., Class A	20,213	599,315
Marcus & Millichap, Inc.†	8,180	223,723
RE/MAX Holdings, Inc., Class A#	9,997	574,828

		1,410,286

Real Estate Operations & Development - 0.2%

Alexander & Baldwin, Inc.	25,718	1,152,938
Consolidated-Tomoka Land Co.#	2,300	126,776
Forestar Group, Inc.†	19,252	256,052
FRP Holdings, Inc.†	3,542	133,179
RMR Group, Inc., Class A	3,899	204,308
St. Joe Co.†#	28,451	470,864
Stratus Properties, Inc.†#	3,505	104,624
Trinity Place Holdings, Inc.†#	10,908	93,372

		2,542,113

Recreational Centers - 0.1%

ClubCorp Holdings, Inc.	36,254	619,943
Planet Fitness, Inc., Class A	14,503	311,960

		931,903

Recreational Vehicles - 0.2%

Arctic Cat, Inc.†	7,377	136,475
Camping World Holdings, Inc., Class A	6,608	232,403
LCI Industries#	13,126	1,413,670
Malibu Boats, Inc., Class A†	10,168	209,054
MCBC Holdings, Inc.	4,341	63,726

		2,055,328

Recycling - 0.0%

Aqua Metals, Inc.†#	6,053	103,143

Rental Auto/Equipment - 0.2%

Aaron’s, Inc.	36,393	992,801
CAI International, Inc.†	8,828	136,569
McGrath RentCorp	13,219	497,431
Neff Corp., Class A†	5,360	83,616
Rent-A-Center, Inc.#	29,226	253,389
Textainer Group Holdings, Ltd.#	12,774	201,191

		2,164,997

Research & Development - 0.3%

Albany Molecular Research, Inc.†#	14,636	219,101
INC Research Holdings, Inc., Class A†	22,910	1,000,021
PAREXEL International Corp.†	29,053	1,879,439

		3,098,561

Resorts/Theme Parks - 0.2%

Marriott Vacations Worldwide Corp.#	12,351	1,160,129
SeaWorld Entertainment, Inc.#	37,676	726,017

		1,886,146

Respiratory Products - 0.1%

Inogen, Inc.†#	9,186	630,343

Retail-Apparel/Shoe - 0.9%

Abercrombie & Fitch Co., Class A#	38,355	458,726
American Eagle Outfitters, Inc.	92,245	1,462,083
Ascena Retail Group, Inc.†#	97,450	448,270
Boot Barn Holdings, Inc.†	7,504	77,066
Buckle, Inc.#	16,123	320,042
Caleres, Inc.	24,130	720,763
Cato Corp., Class A	14,386	359,794
Chico’s FAS, Inc.	71,960	1,041,981
Children’s Place, Inc.#	10,381	1,051,595
Destination XL Group, Inc.†#	20,429	61,287
DSW, Inc., Class A#	37,905	797,142
Duluth Holdings, Inc., Class B†	5,403	113,949
Express, Inc.†	41,887	470,810
Finish Line, Inc., Class A#	23,544	383,767
Francesca’s Holdings Corp.†	21,214	360,002
Genesco, Inc.†	11,570	674,531
Guess?, Inc.#	34,455	437,578
Shoe Carnival, Inc.#	7,239	183,436
Stein Mart, Inc.	17,538	63,137
Tailored Brands, Inc.#	27,531	636,241
Tilly’s, Inc., Class A	6,553	72,280
Vera Bradley, Inc.†	11,419	119,443
Winmark Corp.	1,269	143,968

		10,457,891

Retail-Appliances - 0.0%

Conn’s, Inc.†#	11,431	109,166

Retail-Automobile - 0.3%

America’s Car-Mart, Inc.†	4,444	141,541
Asbury Automotive Group, Inc.†#	11,254	733,198
Group 1 Automotive, Inc.	11,504	893,746
Lithia Motors, Inc., Class A#	13,160	1,259,017
Rush Enterprises, Inc., Class A†	16,597	572,265
Rush Enterprises, Inc., Class B†	3,710	118,683
Sonic Automotive, Inc., Class A#	15,754	341,862

		4,060,312

Retail-Bookstores - 0.1%

Barnes & Noble Education, Inc.†	22,567	216,643
Barnes & Noble, Inc.	35,600	348,880

		565,523

Retail-Building Products - 0.1%

At Home Group, Inc.†#	4,669	70,175
BMC Stock Holdings, Inc.†	31,037	651,777
GMS, Inc.†	4,006	120,501
Lumber Liquidators Holdings, Inc.†#	14,830	262,936
Tile Shop Holdings, Inc.†	18,347	322,907

		1,428,296

Retail-Computer Equipment - 0.0%

PC Connection, Inc.	6,393	171,077

Retail-Discount - 0.2%

Big Lots, Inc.#	24,707	1,268,457
Citi Trends, Inc.	8,106	135,127
Fred’s, Inc., Class A#	19,898	352,791
HSN, Inc.	17,624	664,425
Ollie’s Bargain Outlet Holdings, Inc.†#	11,388	357,014
Tuesday Morning Corp.†#	25,281	92,276

		2,870,090

Retail-Hair Salons - 0.0%

Regis Corp.†	20,923	257,562

Retail-Home Furnishings - 0.1%

Haverty Furniture Cos., Inc.	10,310	239,192
Kirkland’s, Inc.†	8,308	93,880
Pier 1 Imports, Inc.	45,604	306,915
RH†#	21,798	663,531

		1,303,518

Retail-Jewelry - 0.0%

Movado Group, Inc.#	8,665	210,126

Retail-Leisure Products - 0.1%

MarineMax, Inc.†	13,921	313,222
Party City Holdco, Inc.†#	15,170	219,207
West Marine, Inc.†	10,379	95,383

		627,812

Retail-Major Department Stores - 0.0%

Sears Holdings Corp.†#	6,340	49,706
Sears Hometown and Outlet Stores, Inc.†	6,337	23,447

		73,153

Retail-Misc./Diversified - 0.3%

Container Store Group, Inc.†#	8,969	37,670
FirstCash, Inc.	26,293	1,166,095
Five Below, Inc.†#	29,602	1,141,157
Gaia, Inc.†#	3,809	32,567
PriceSmart, Inc.	11,046	976,466

		3,353,955

Retail-Office Supplies - 0.1%

Office Depot, Inc.#	306,127	1,276,550

Retail-Pawn Shops - 0.0%

EZCORP, Inc., Class A†#	28,515	250,932

Retail-Pet Food & Supplies - 0.0%

Freshpet, Inc.†#	12,581	127,068
PetMed Express, Inc.	11,164	235,114

		362,182

Retail-Regional Department Stores - 0.0%

Stage Stores, Inc.#	14,440	33,645

Retail-Restaurants - 1.6%

Biglari Holdings, Inc.†	581	249,499
BJ’s Restaurants, Inc.†	13,149	477,966
Bloomin’ Brands, Inc.	57,558	983,666
Bob Evans Farms, Inc.#	11,181	634,298
Bojangles’, Inc.†	5,522	116,238
Buffalo Wild Wings, Inc.†	10,489	1,625,795
Carrols Restaurant Group, Inc.†	19,343	305,619
Cheesecake Factory, Inc.	25,172	1,536,751
Chuy’s Holdings, Inc.†#	9,210	262,485
Cracker Barrel Old Country Store, Inc.#	10,658	1,715,831
Dave & Buster’s Entertainment, Inc.†	21,005	1,201,276
Del Frisco’s Restaurant Group, Inc.†	13,331	211,963
Del Taco Restaurants, Inc.†	13,028	161,678
Denny’s Corp.†	42,700	536,312
DineEquity, Inc.	9,623	575,648
El Pollo Loco Holdings, Inc.†	11,421	142,763
Fiesta Restaurant Group, Inc.†#	14,998	297,710
Fogo De Chao, Inc.†	2,801	39,214
Habit Restaurants, Inc., Class A†	7,583	101,991
J Alexander’s Holdings, Inc.†	7,514	69,880
Jack in the Box, Inc.	18,046	1,691,091
Jamba, Inc.†#	7,169	69,611
Kona Grill, Inc.†#	4,698	29,832
Luby’s, Inc.†	10,955	37,028
Nathan’s Famous, Inc.†	1,713	106,206
Noodles & Co.†#	6,220	23,636
Papa John’s International, Inc.#	15,050	1,187,746
Popeyes Louisiana Kitchen, Inc.†	11,388	899,766
Potbelly Corp.†	13,419	175,118
Red Robin Gourmet Burgers, Inc.†	7,159	326,808
Ruby Tuesday, Inc.†	33,464	63,582
Ruth’s Hospitality Group, Inc.	17,936	302,222
Shake Shack, Inc., Class A†#	8,845	316,916
Sonic Corp.#	24,555	620,750
Texas Roadhouse, Inc.	36,615	1,548,815
Wingstop, Inc.#	8,863	233,097
Zoe’s Kitchen, Inc.†#	10,758	192,783

		19,071,590

Retail-Sporting Goods - 0.1%

Big 5 Sporting Goods Corp.#	9,999	134,486
Hibbett Sports, Inc.†#	12,868	379,606
Sportsman’s Warehouse Holdings, Inc.†#	14,536	70,500
Zumiez, Inc.†#	10,157	207,203

		791,795

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	7,636	69,106

Retail-Vitamin & Nutrition Supplements - 0.1%

GNC Holdings, Inc., Class A#	38,661	320,886
Vitamin Shoppe, Inc.†	13,610	289,893

		610,779

Retirement/Aged Care - 0.0%

Capital Senior Living Corp.†#	15,844	266,179

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.#	30,677	1,240,885

Rubber/Plastic Products - 0.2%

Myers Industries, Inc.	12,220	171,691
Proto Labs, Inc.†#	13,892	758,503
Trinseo SA	15,049	1,040,639

		1,970,833

Satellite Telecom - 0.2%

DigitalGlobe, Inc.†	34,942	1,105,914
Globalstar, Inc.†#	210,105	287,844
Intelsat SA†#	16,414	81,741
Iridium Communications, Inc.†#	46,454	404,150
Loral Space & Communications, Inc.†	7,252	296,607

		2,176,256

Savings & Loans/Thrifts - 1.9%

Astoria Financial Corp.	51,862	958,928
Banc of California, Inc.#	27,487	534,622
Bank Mutual Corp.	22,988	222,984
BankFinancial Corp.	8,552	127,168
Bear State Financial, Inc.	10,110	96,247
Beneficial Bancorp, Inc.	39,544	644,567
Berkshire Hills Bancorp, Inc.	17,332	612,686
BofI Holding, Inc.†#	33,178	1,046,434
Brookline Bancorp, Inc.	38,992	618,023
BSB Bancorp, Inc.†	4,545	126,578
Capitol Federal Financial, Inc.	71,830	1,083,915
Charter Financial Corp.	7,669	149,929
Clifton Bancorp, Inc.#	12,332	198,175
Dime Community Bancshares, Inc.#	17,610	378,615
ESSA Bancorp, Inc.	4,598	72,648
EverBank Financial Corp.	56,802	1,104,231
First Defiance Financial Corp.	4,960	243,784
First Financial Northwest, Inc.	4,154	84,534
Flagstar Bancorp, Inc.†	11,786	334,723
Flushing Financial Corp.	15,647	437,177
Greene County Bancorp, Inc.#	1,701	37,507

Hingham Institution for Savings	754	141,405
Home Bancorp, Inc.	3,240	116,640
HomeStreet, Inc.†	13,310	363,363
HomeTrust Bancshares, Inc.†	9,319	223,656
Investors Bancorp, Inc.	165,465	2,420,753
Meridian Bancorp, Inc.	27,171	517,608
Meta Financial Group, Inc.	4,637	396,927
MutualFirst Financial, Inc.	3,065	97,007
Northfield Bancorp, Inc.	23,707	444,743
Northwest Bancshares, Inc.#	54,120	981,737
OceanFirst Financial Corp.	13,981	408,105
Oritani Financial Corp.	21,732	373,791
Pacific Premier Bancorp, Inc.†	15,321	612,840
Provident Financial Holdings, Inc.	3,716	69,341
Provident Financial Services, Inc.	34,402	913,373
SI Financial Group, Inc.	6,267	92,125
Southern Missouri Bancorp, Inc.	3,292	115,286
Sterling Bancorp#	69,815	1,727,921
Territorial Bancorp, Inc.	3,469	111,771
United Community Financial Corp.	26,198	225,565
United Financial Bancorp, Inc.	28,245	504,456
Washington Federal, Inc.	50,574	1,711,930
Waterstone Financial, Inc.	14,331	265,840
WSFS Financial Corp.	16,131	735,574

		22,685,232

Schools - 0.5%

American Public Education, Inc.†	8,723	210,660
Bridgepoint Education, Inc.†	10,052	93,785
Bright Horizons Family Solutions, Inc.†	24,323	1,680,963
Cambium Learning Group, Inc.†	7,556	36,798
Capella Education Co.	6,371	484,833
Career Education Corp.†	37,650	313,624
DeVry Education Group, Inc.#	34,581	1,111,779
Grand Canyon Education, Inc.†	24,891	1,527,810
K12, Inc.†	19,039	340,037
Strayer Education, Inc.	5,938	460,432

		6,260,721

Security Services - 0.1%

Alarm.com Holdings, Inc.†#	5,809	165,789
Ascent Capital Group, Inc., Class A†	5,747	92,239
Brink’s Co.	24,953	1,333,738

		1,591,766

Seismic Data Collection - 0.0%

Dawson Geophysical Co.†	11,361	87,707
Geospace Technologies Corp.†#	7,343	121,233

		208,940

Semiconductor Components-Integrated Circuits - 0.5%

Cirrus Logic, Inc.†	34,655	1,874,143
Exar Corp.†	22,994	240,517
Integrated Device Technology, Inc.†	74,552	1,782,538
MaxLinear, Inc., Class A†	30,877	804,037
Power Integrations, Inc.	15,146	957,227
Sigma Designs, Inc.†	20,191	118,118

		5,776,580

Semiconductor Equipment - 0.7%

Axcelis Technologies, Inc.†	16,414	253,596
Brooks Automation, Inc.	37,544	783,168
Cabot Microelectronics Corp.	13,269	918,480
Cohu, Inc.	14,858	247,386
Entegris, Inc.†	78,066	1,654,999
FormFactor, Inc.†#	38,715	412,315
MKS Instruments, Inc.#	29,373	1,926,869
Nanometrics, Inc.†	13,328	362,655
Photronics, Inc.†	36,767	393,407
Rudolph Technologies, Inc.†	16,868	362,662
Ultra Clean Holdings, Inc.†	18,075	250,339
Ultratech, Inc.†	12,175	351,249
Veeco Instruments, Inc.†	22,395	612,503
Xcerra Corp.†	29,805	260,495

		8,790,123

Silver Mining - 0.1%

Hecla Mining Co.#	211,318	1,179,154

Specified Purpose Acquisitions - 0.0%

Wins Finance Holdings, Inc.†#	726	202,641

Steel Pipe & Tube - 0.2%

Advanced Drainage Systems, Inc.	19,559	431,276
Atkore International Group, Inc.†	6,724	176,303
Mueller Water Products, Inc., Class A#	86,184	1,067,820
Omega Flex, Inc.	1,644	74,637
TimkenSteel Corp.†#	22,214	464,717

		2,214,753

Steel-Producers - 0.4%

AK Steel Holding Corp.†#	172,495	1,436,883
Carpenter Technology Corp.#	25,598	1,038,255
Commercial Metals Co.#	63,720	1,346,404
Ryerson Holding Corp.†	6,140	66,619
Schnitzer Steel Industries, Inc., Class A	14,701	349,884

		4,238,045

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.#	60,051	1,153,580

Storage/Warehousing - 0.1%

Mobile Mini, Inc.	24,952	812,188
Wesco Aircraft Holdings, Inc.†	31,344	379,262

		1,191,450

Superconductor Product & Systems - 0.0%

American Superconductor Corp.†#	6,607	40,369

SupraNational Banks - 0.0%

Banco Latinoamericano de Comercio Exterior SA, Class E#	17,046	479,504

Telecom Equipment-Fiber Optics - 0.5%

Acacia Communications, Inc.†#	2,949	153,201
Ciena Corp.†	76,064	2,003,526
Clearfield, Inc.†	6,452	105,490
Finisar Corp.†	59,467	1,990,955
Harmonic, Inc.†#	43,071	232,583
KVH Industries, Inc.†	8,503	85,455
Oclaro, Inc.†	61,932	526,422
Viavi Solutions, Inc.†	130,007	1,302,670

		6,400,302

Telecom Services - 0.3%

Consolidated Communications Holdings, Inc.#	27,984	631,039
FairPoint Communications, Inc.†#	11,956	189,503
GTT Communications, Inc.†#	14,854	414,427
Hawaiian Telcom Holdco, Inc.†	3,393	81,839
HC2 Holdings, Inc.†	18,802	103,411
Lumos Networks Corp.†	10,655	188,700
ORBCOMM, Inc.†	36,407	312,008
RigNet, Inc.†	7,119	125,650
Spok Holdings, Inc.	11,540	210,028
Straight Path Communications, Inc., Class B†#	5,392	183,759
Vonage Holdings Corp.†	107,630	647,933
West Corp.	24,338	581,921

		3,670,218

Telecommunication Equipment - 0.2%

ADTRAN, Inc.#	27,683	585,495
Comtech Telecommunications Corp.#	12,536	143,036
Numerex Corp., Class A†#	7,790	38,872
Plantronics, Inc.	18,694	1,001,251
Preformed Line Products Co.	1,412	64,980
ShoreTel, Inc.†	37,895	246,318
Sonus Networks, Inc.†#	26,870	158,533

		2,238,485

Telephone-Integrated - 0.2%

Cincinnati Bell, Inc.†	23,700	457,410
General Communication, Inc., Class A†	14,924	300,719
IDT Corp., Class B	9,774	188,638
Shenandoah Telecommunications Co.#	26,057	732,202
Windstream Holdings, Inc.	102,499	765,667

		2,444,636

Television - 0.3%

Central European Media Enterprises, Ltd., Class A†#	43,066	122,738
Gray Television, Inc.†	36,118	491,205
Nexstar Broadcasting Group, Inc., Class A	24,077	1,660,109
Sinclair Broadcast Group, Inc., Class A	36,636	1,461,776

		3,735,828

Textile-Apparel - 0.0%

Perry Ellis International, Inc.†	7,075	164,777
Unifi, Inc.†	8,819	240,670

		405,447

Textile-Products - 0.0%

Culp, Inc.	6,063	206,142

Theaters - 0.1%

AMC Entertainment Holdings, Inc.,
Class A	16,124	505,487
National CineMedia, Inc.	34,661	444,701
Reading International, Inc., Class A†	9,474	151,016

		1,101,204

Therapeutics - 0.4%

Akebia Therapeutics, Inc.†#	20,234	202,745
Anika Therapeutics, Inc.†	7,937	371,372
Axovant Sciences, Ltd.†	13,764	174,940
Axsome Therapeutics, Inc.†#	6,261	28,488
Bio-Path Holdings, Inc.†#	46,767	38,260
Cara Therapeutics, Inc.†#	11,831	189,651
Concert Pharmaceuticals, Inc.†	9,284	86,341
Dyax Corp. CVR(1)(2)	82,437	201,971
Egalet Corp.†#	12,474	61,622
Flexion Therapeutics, Inc.†#	14,811	296,961
La Jolla Pharmaceutical Co.†#	7,839	262,685
MannKind Corp.†#	182,623	96,790
Mirati Therapeutics, Inc.†	7,149	39,677
Osiris Therapeutics, Inc.†#	11,195	64,371
Portola Pharmaceuticals, Inc.†#	27,228	944,267
Proteostasis Therapeutics, Inc.†	3,567	51,900
Sarepta Therapeutics, Inc.†#	27,745	863,147
Seres Therapeutics, Inc.†#	10,039	97,178
Vital Therapies, Inc.†#	13,336	62,012
Voyager Therapeutics, Inc.†#	6,610	85,599
Xencor, Inc.†	19,938	495,459
Zafgen, Inc.†	12,871	51,098

		4,766,534

Tobacco - 0.2%

Alliance One International, Inc.†	4,696	67,388
Turning Point Brands, Inc.†	3,355	44,185
Universal Corp.#	12,495	845,912
Vector Group, Ltd.#	51,089	1,163,807

		2,121,292

Toys - 0.0%

JAKKS Pacific, Inc.†#	8,624	45,276

Transactional Software - 0.2%

ACI Worldwide, Inc.†	63,803	1,248,625
Bottomline Technologies de, Inc.†	22,631	564,643
InnerWorkings, Inc.†	21,642	210,144
Synchronoss Technologies, Inc.†#	23,257	629,800

		2,653,212

Transport-Air Freight - 0.1%

Air Transport Services Group, Inc.†	26,949	458,672
Atlas Air Worldwide Holdings, Inc.†	13,813	785,269

		1,243,941

Transport-Equipment & Leasing - 0.2%

GATX Corp.#	22,672	1,316,790
Greenbrier Cos., Inc.#	15,277	642,398
Willis Lease Finance Corp.†	2,401	61,033

		2,020,221

Transport-Marine - 0.4%

Ardmore Shipping Corp.#	15,269	104,593
Costamare, Inc.	14,903	91,057
DHT Holdings, Inc.#	51,699	239,366
Dorian LPG, Ltd.†	13,647	128,555
Frontline, Ltd.#	36,591	252,844
GasLog, Ltd.#	23,041	355,984
Gener8 Maritime, Inc.†	22,109	107,892
Golar LNG, Ltd.#	53,147	1,451,445
Hornbeck Offshore Services, Inc.†#	18,320	82,257
International Seaways, Inc.†#	8,852	165,975
Navios Maritime Acquisition Corp.#	45,431	83,593
Nordic American Tankers, Ltd.#	54,596	433,492
Overseas Shipholding Group, Inc., Class A	20,362	101,810
Scorpio Bulkers, Inc.†#	30,856	228,334
Scorpio Tankers, Inc.#	92,073	354,481
Ship Finance International, Ltd.#	33,758	497,931
Teekay Corp.#	27,059	265,719
Teekay Tankers, Ltd., Class A#	65,618	153,546
Tidewater, Inc.†#	26,656	36,252

		5,135,126

Transport-Services - 0.2%

Echo Global Logistics, Inc.†#	16,185	353,642
Hub Group, Inc., Class A†	18,551	936,826
Matson, Inc.	23,818	808,145
Radiant Logistics, Inc.†	21,264	119,078

		2,217,691

Transport-Truck - 0.8%

ArcBest Corp.	13,862	406,850
Celadon Group, Inc.#	15,350	123,568
Covenant Transportation Group, Inc., Class A†	6,681	133,887
Forward Air Corp.	16,772	831,053
Heartland Express, Inc.#	24,973	517,940

Knight Transportation, Inc.#	37,714	1,233,248
Marten Transport, Ltd.	12,943	317,751
P.A.M. Transportation Services, Inc.†	1,328	24,209
Roadrunner Transportation Systems, Inc.†	17,230	129,914
Saia, Inc.†	14,193	686,232
Swift Transportation Co.†#	42,078	913,934
Universal Logistics Holdings, Inc.	4,696	64,100
USA Truck, Inc.†	5,036	47,892
Werner Enterprises, Inc.#	25,167	704,676
XPO Logistics, Inc.†	54,175	2,762,383
YRC Worldwide, Inc.†#	18,332	235,383

		9,133,020

Travel Services - 0.0%

Liberty TripAdvisor Holdings, Inc., Class A†	40,894	550,024

Venture Capital - 0.0%

Safeguard Scientifics, Inc.†	11,336	143,400

Veterinary Diagnostics - 0.2%

Heska Corp.†	3,435	318,562
Neogen Corp.†	20,192	1,309,653
Phibro Animal Health Corp., Class A	10,555	293,957

		1,922,172

Vitamins & Nutrition Products - 0.1%

Lifevantage Corp.†	7,739	42,874
Natural Grocers by Vitamin Cottage, Inc.†#	5,123	61,835
Natural Health Trends Corp.	4,179	116,134
Nature’s Sunshine Products, Inc.	4,798	54,697
Nutraceutical International Corp.#	4,646	156,570
Omega Protein Corp.	12,318	313,493
Synutra International, Inc.†#	11,875	68,281
USANA Health Sciences, Inc.†#	5,850	339,593

		1,153,477

Water - 0.3%

American States Water Co.	20,580	920,337
Artesian Resources Corp., Class A	4,365	143,827
California Water Service Group#	27,069	994,786
Connecticut Water Service, Inc.	6,102	348,119
Consolidated Water Co., Ltd.	8,188	84,746
Global Water Resources, Inc.#	4,635	39,815
Middlesex Water Co.	8,937	336,478
SJW Corp.	9,197	446,330
York Water Co.#	7,245	260,820

		3,575,258

Water Treatment Systems - 0.0%

AquaVenture Holdings, Ltd.†	3,664	60,456
Energy Recovery, Inc.†#	19,392	163,087

		223,543

Web Hosting/Design - 0.2%

Endurance International Group Holdings, Inc.†	33,795	287,258
NIC, Inc.	35,024	739,006
Q2 Holdings, Inc.†#	14,399	517,644
Rightside Group, Ltd.†#	6,547	54,929
Web.com Group, Inc.†	23,943	460,903

		2,059,740

Web Portals/ISP - 0.0%

Blucora, Inc.†#	22,083	344,495
MeetMe, Inc.†#	23,245	112,273

		456,768

Wire & Cable Products - 0.3%

Belden, Inc.	23,222	1,640,634
Encore Wire Corp.	11,388	540,930
General Cable Corp.#	27,316	456,177
Insteel Industries, Inc.#	9,870	356,505

		2,994,246

Wireless Equipment - 0.4%

Aerohive Networks, Inc.†#	13,493	64,092
CalAmp Corp.†	20,164	326,858
Gogo, Inc.†#	31,693	335,946
InterDigital, Inc.	19,162	1,610,566
Quantenna Communications, Inc.†	3,794	79,446
Telenav, Inc.†	18,351	149,561
Ubiquiti Networks, Inc.†#	14,616	718,230
ViaSat, Inc.†#	28,595	1,968,480

		5,253,179

X-Ray Equipment - 0.0%

ViewRay, Inc.†#	3,738	19,625

Total Common Stocks
(cost $750,238,126)		1,059,953,680

RIGHTS - 0.0%
Medical Products - 0.0%

Second Sight Medical Products, Inc., Class A Expires 03/06/2017 (strike price $1.47)	8,001	0

Real Estate Operations & Development - 0.0%

Trinity Place Holdings Inc. Expires 03/31/2017 (strike price $7.50)	1,375	0

Total Rights
(cost $0)
WARRANTS - 0.0%
Finance-Other Services - 0.0%

Emergent Capital, Inc.† Expires 10/01/2019 (strike price $10.75)	1,320	0

Medical-Biomedical/Gene - 0.0%

Asterias Biotherapeutics, Inc.†# Expires 09/29/17 (strike price $5.00)	1,196	443

Total Warrants
(cost $682)		443

Total Long-Term Investment Securities
(cost $750,238,808)		1,059,954,123

SHORT-TERM INVESTMENT SECURITIES - 20.8%
Registered Investment Companies - 6.6%

State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(4)(5)	79,078,198	79,078,198

U.S. Government Treasuries - 14.2%

United States Treasury Bills
0.37% due 03/16/2017(3)	$200,000	199,965
0.41% due 03/16/2017(3)	1,000,000	999,824
0.43% due 03/02/2017	10,000,000	9,999,870
0.44% due 03/09/2017	55,000,000	54,994,683
0.46% due 03/16/2017(3)	500,000	499,912
0.48% due 03/16/2017(3)	600,000	599,894
0.49% due 03/02/2017	10,000,000	9,999,870
0.49% due 03/16/2017(3)	5,050,000	5,049,111
0.49% due 03/02/2017	35,000,000	34,999,545
0.51% due 03/09/2017	20,000,000	19,997,960
0.51% due 03/16/2017	35,000,000	34,993,840

		172,334,474

Total Short-Term Investment Securities
(cost $251,411,000)		251,412,672

REPURCHASE AGREEMENTS - 2.6%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 02/28/2017, to be repurchased 03/01/2017 in the amount $32,088,027 collateralized by $32,610,000 of United States Treasury Bonds, bearing interest at 0.88% due 02/15/2047 and having an approximate value of $32,732,288

(cost $32,088,000)	32,088,000	32,088,000

TOTAL INVESTMENTS
(cost $1,033,737,808) (6)	110.9%	1,343,454,795
Liabilities in excess of other assets	(10.9)	(132,080,562)

NET ASSETS	100.0%	$1,211,374,233

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At February 28, 2017, the aggregate value of these securities was $291,996 representing 0.0% of net assets.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	At February 28, 2017, the Fund had loaned securities with a total value of $243,423,570. This was secured by collateral of $79,078,198 which was received in cash and subsequently invested in short-term investments currently valued at $79,078,198 as reported in the Portfolio of Investments. Additional collateral of $174,312,457 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$3,209,837
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	5,596,033
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	12,876,882
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	26,221,760
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2017 to 11/15/2046	126,407,945

(5)	The rate shown is the 7-day yield as of February 28, 2017.
(6)	See Note 4 for cost of investments on a tax basis.
CVR	- Contigent Value Rights

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2017	Unrealized Appreciation (Depreciation)
2,152	Long	Russelll 2000 Mini Index	March 2017	$147,439,386	$149,026,000	$1,586,614

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$38,775,691	$—	$70,978	$38,846,669
Medical-Drugs	22,364,650	—	0	22,364,650
Metal Processors & Fabrication	5,521,939	—	0	5,521,939
Multimedia	3,939,952	—	19,047	3,958,999
Oil Companies-Exploration & Production	13,820,202	—	0	13,820,202
Therapeutics	4,564,563	—	201,971	4,766,534
Other Industries	970,674,687	—	—	970,674,687
Rights:
Medical Products	—	0	—	0
Real Estate Operations & Development	0	—	—	0
Warrants:
Finance-Other Services	—	0	—	0
Medical-Biomedical/Gene	443	—	—	443
Short-Term Investment Securities:
Registered Investment Companies	79,078,198	—	—	79,078,198
U.S. Government Treasuries	—	172,334,474	—	172,334,474
Repurchase Agreements	—	32,088,000	—	32,088,000

Total Investments at Value	$1,138,740,325	$204,422,474	$291,996	$1,343,454,795

Other Financial Instruments:†
Futures Contracts	$1,586,614	$—	$—	$1,586,614

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investment

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.4%
Apparel Manufacturers - 0.4%

Delta Apparel, Inc.†	68,667	$1,202,359

Applications Software - 0.5%

Progress Software Corp.	50,250	1,441,170

Athletic Equipment - 0.2%

Vista Outdoor, Inc.†	23,708	479,613

Auto/Truck Parts & Equipment-Replacement - 1.4%

Douglas Dynamics, Inc.	121,198	4,041,953

Banks-Commercial - 8.5%

Associated Banc-Corp.	146,314	3,767,586
First Citizens BancShares, Inc., Class A	17,846	6,358,352
Hancock Holding Co.	76,074	3,609,711
Renasant Corp.	53,982	2,215,421
TCF Financial Corp.	203,368	3,538,603
UMB Financial Corp.	68,376	5,389,396

		24,879,069

Batteries/Battery Systems - 1.2%

Energizer Holdings, Inc.	30,323	1,663,520
EnerSys	25,601	1,964,364

		3,627,884

Beverages-Non-alcoholic - 0.8%

Cott Corp.	213,825	2,279,374

Building & Construction Products-Misc. - 2.0%

Simpson Manufacturing Co., Inc.	136,986	5,912,316

Building Products-Cement - 1.8%

Eagle Materials, Inc.	50,659	5,253,845

Chemicals-Diversified - 1.5%

Innospec, Inc.	65,991	4,309,212

Chemicals-Plastics - 1.3%

A. Schulman, Inc.	56,332	1,901,205
PolyOne Corp.	53,113	1,788,846

		3,690,051

Chemicals-Specialty - 3.4%

CSW Industrials, Inc.†	82,763	3,070,507
Quaker Chemical Corp.	27,169	3,577,614
Sensient Technologies Corp.	42,030	3,359,878

		10,007,999

Commercial Services-Finance - 0.3%

Liberty Tax, Inc.	59,550	890,272

Computer Services - 3.4%

Conduent, Inc.†	144,733	2,328,754
DST Systems, Inc.	43,228	5,170,069
Sykes Enterprises, Inc.†	94,249	2,565,458

		10,064,281

Computers-Integrated Systems - 0.3%

NetScout Systems, Inc.†	21,045	777,613

Consumer Products-Misc. - 2.6%

Central Garden & Pet Co.†#	81,422	2,747,992
Helen of Troy, Ltd.†	50,371	4,921,247

		7,669,239

Containers-Metal/Glass - 1.5%

Silgan Holdings, Inc.	75,865	4,523,071

Dental Supplies & Equipment - 1.1%

Patterson Cos., Inc.#	68,341	3,106,098

Disposable Medical Products - 0.8%

STERIS PLC	34,442	2,415,417

Diversified Operations - 0.8%

HRG Group, Inc.†	121,359	2,230,578

Diversified Operations/Commercial Services - 1.0%

Viad Corp.	64,685	3,053,132

E-Marketing/Info - 0.6%

New Media Investment Group, Inc.	110,864	1,710,632

Electric Products-Misc. - 2.0%

Novanta, Inc.†	236,673	5,751,154

Electric-Integrated - 1.4%

Hawaiian Electric Industries, Inc.	125,027	4,160,899

Electronic Components-Misc. - 2.3%

AVX Corp.	139,008	2,157,404
Jabil Circuit, Inc.	39,463	1,006,701
Vishay Intertechnology, Inc.#	223,513	3,542,681

		6,706,786

Electronic Components-Semiconductors - 0.3%

DSP Group, Inc.†	88,173	921,408

Electronic Measurement Instruments - 1.9%

Badger Meter, Inc.#	54,047	1,978,120
ESCO Technologies, Inc.	28,437	1,541,286
Orbotech, Ltd.†	67,421	2,032,743

		5,552,149

Food-Canned - 2.1%

TreeHouse Foods, Inc.†#	71,296	6,065,864

Food-Misc./Diversified - 2.2%

Lamb Weston Holdings, Inc.	61,221	2,399,251
Nomad Foods, Ltd.†#	257,160	2,767,042
Snyder’s-Lance, Inc.#	33,876	1,340,812

		6,507,105

Food-Retail - 0.4%

SUPERVALU, Inc.†#	342,123	1,293,225

Human Resources - 1.8%

Korn/Ferry International	169,133	5,227,901

Identification Systems - 0.5%

Brady Corp., Class A	40,186	1,537,114

Insurance Brokers - 1.2%

Brown & Brown, Inc.	84,226	3,630,141

Insurance-Property/Casualty - 2.2%

ProAssurance Corp.	68,911	4,072,640
Stewart Information Services Corp.#	56,056	2,489,447

		6,562,087

Insurance-Reinsurance - 1.5%

Validus Holdings, Ltd.	77,835	4,487,966

Investment Companies - 1.3%

Apollo Investment Corp.	242,272	1,533,582
GlassBridge Enterprises, Inc.†	58,693	436,673
New Mountain Finance Corp.	104,192	1,531,622

Real Industry, Inc.†	50,053	255,270

		3,757,147

Investment Management/Advisor Services - 2.1%

Artisan Partners Asset Management, Inc., Class A	102,286	2,910,037
Westwood Holdings Group, Inc.	57,946	3,294,809

		6,204,846

Machinery-Electrical - 1.6%

Franklin Electric Co., Inc.	115,528	4,840,623

Machinery-General Industrial - 1.7%

Kadant, Inc.	79,271	4,906,875

Medical Imaging Systems - 1.9%

Analogic Corp.#	66,859	5,505,839

Medical Instruments - 0.3%

Halyard Health, Inc.†	21,616	844,321

Medical Products - 0.9%

Haemonetics Corp.†	72,835	2,718,931

Medical-Biomedical/Gene - 0.7%

Innoviva, Inc.†#	173,535	2,004,329

Medical-Wholesale Drug Distribution - 0.6%

Owens & Minor, Inc.	49,644	1,791,156

Metal Processors & Fabrication - 2.2%

Mueller Industries, Inc.	156,461	6,543,199

Miscellaneous Manufacturing - 1.0%

Hillenbrand, Inc.	83,647	3,040,568

Networking Products - 0.9%

NETGEAR, Inc.†	47,926	2,626,345

Office Supplies & Forms - 0.8%

ACCO Brands Corp.†	167,624	2,246,162

Oil & Gas Drilling - 1.2%

Atwood Oceanics, Inc.†#	82,673	868,893
Patterson-UTI Energy, Inc.	100,087	2,764,403

		3,633,296

Oil Companies-Exploration & Production - 2.7%

Energen Corp.†	29,636	1,555,890
QEP Resources, Inc.†	113,416	1,560,604
Whiting Petroleum Corp.†	169,635	1,840,540
WPX Energy, Inc.†	225,847	2,913,426

		7,870,460

Oil-Field Services - 1.5%

CARBO Ceramics, Inc.†	82,146	1,053,933
Oil States International, Inc.†	49,078	1,806,070
TETRA Technologies, Inc.†	319,365	1,433,949

		4,293,952

Paper & Related Products - 2.6%

Neenah Paper, Inc.	64,812	4,747,479
Schweitzer-Mauduit International, Inc.	70,728	2,901,970

		7,649,449

Printing-Commercial - 2.8%

Deluxe Corp.	47,035	3,461,306
Ennis, Inc.	202,801	3,315,796
LSC Communications, Inc.	55,221	1,569,381

		8,346,483

Publishing-Newspapers - 0.8%

A.H. Belo Corp., Class A	224,875	1,416,713
Gannett Co., Inc.	103,513	902,633

		2,319,346

Quarrying - 0.8%

Compass Minerals International, Inc.#	31,345	2,375,951

Real Estate Investment Trusts - 3.5%

Apollo Commercial Real Estate Finance, Inc.	120,885	2,223,075
Gramercy Property Trust#	108,143	3,023,679
LaSalle Hotel Properties	120,348	3,478,057
Washington Real Estate Investment Trust	45,289	1,481,403

		10,206,214

Research & Development - 0.5%

PAREXEL International Corp.†	21,925	1,418,328

Retail-Apparel/Shoe - 1.4%

Buckle, Inc.#	100,686	1,998,617
Christopher & Banks Corp.†	188,005	244,407
Guess?, Inc.#	140,922	1,789,709

		4,032,733

Retail-Discount - 0.1%

Fred’s, Inc., Class A#	24,279	430,467

Retail-Restaurants - 3.6%

Denny’s Corp.†	292,009	3,667,633
DineEquity, Inc.	61,338	3,669,239
Ruby Tuesday, Inc.†	177,039	336,374
Wendy’s Co.#	214,489	2,989,977

		10,663,223

Semiconductor Components-Integrated Circuits - 0.4%

Exar Corp.†	116,239	1,215,860

Steel Pipe & Tube - 0.4%

Atkore International Group, Inc.†	44,751	1,173,371

Telecom Services - 0.4%

Aviat Networks, Inc.†	7,783	120,637
FairPoint Communications, Inc.†#	64,544	1,023,022

		1,143,659

Textile-Products - 0.1%

Dixie Group, Inc.†	101,112	358,948

Transactional Software - 0.4%

ACI Worldwide, Inc.†	52,722	1,031,770

Total Common Stocks
(cost $236,769,636)		277,162,828

PREFERRED SECURITIES - 0.7%
Diversified Operations - 0.7%

Steel Partners Holdings LP Series A# 6.00%
(cost $2,378,438)	90,095	2,027,139

Total Long-Term Investment Securities
(cost $239,148,074)		279,189,967

SHORT-TERM INVESTMENT SECURITIES - 8.1%
Registered Investment Companies - 4.6%

State Street Navigator Securities Lending Government Money Market Portfolio
0.50%(1)(2)	13,357,270	13,357,270

Time Deposits - 3.5%

Euro Time Deposit with State Street Bank and Trust Co.
0.07% due 03/01/2017	$10,351,000	10,351,000

Total Short-Term Investment Securities
(cost $23,708,270)		23,708,270

TOTAL INVESTMENTS
(cost $262,856,344)(3)	103.2%	302,898,237
Liabilities in excess of other assets	(3.2)	(9,342,480)

NET ASSETS	100.0%	$293,555,757

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2017, the Fund had loaned securities with a total value of $30,703,985. This was secured by collateral of $13,357,270, which was received in cash and subsequently invested in short-term investments currently valued at $13,357,270 as reported in the Portfolio of Investments. Additional collateral of $18,335,584 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$143,099
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	249,479
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	574,070
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	3,331,930
United States Treasury Notes/Bonds	zero coupon to 8.75%	04/15/2017 to 11/15/2046	14,037,006

(2)	The rate shown is the 7-day yield as of February 28, 2017.
(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$277,162,828	$—	$—	$277,162,828
Preferred Secutities	2,027,139	—	—	2,027,139
Short-Term Investment Securities:
Registered Investment Companies	13,357,270	—	—	13,357,270
Time Deposits	—	10,351,000	—	10,351,000

Total Investments at Value	$292,547,237	$10,351,000	$—	$302,898,237

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 96.2%
Aerospace/Defense - 1.5%

AeroVironment, Inc.†#	56,423	$1,524,550

Aerospace/Defense-Equipment - 0.6%

L3 Technologies, Inc.	3,493	587,942

Applications Software - 2.3%

Red Hat, Inc.†	13,371	1,107,252
ServiceNow, Inc.†#	8,679	754,379
Tableau Software, Inc., Class A†	11,261	593,905

		2,455,536

Auto/Truck Parts & Equipment-Original - 0.7%

Mobileye NV†#	16,008	728,684

Banks-Commercial - 3.3%

Eagle Bancorp, Inc.†	30,765	1,915,121
First Republic Bank	16,314	1,530,743

		3,445,864

Beverages-Wine/Spirits - 0.9%

MGP Ingredients, Inc.#	21,417	947,274

Building & Construction Products-Misc. - 2.3%

Fortune Brands Home & Security, Inc.	21,616	1,250,054
Summit Materials, Inc., Class A†	48,344	1,154,938

		2,404,992

Building-Heavy Construction - 0.6%

SBA Communications Corp.†	5,253	608,140

Building-Residential/Commercial - 1.0%

M/I Homes, Inc.†#	46,049	1,086,756

Chemicals-Specialty - 1.8%

Ashland Global Holdings, Inc.	12,129	1,463,485
Valvoline, Inc.#	16,739	375,289

		1,838,774

Coatings/Paint - 2.3%

RPM International, Inc.	46,010	2,451,873

Commercial Services - 1.8%

Healthcare Services Group, Inc.	46,706	1,932,694

Commercial Services-Finance - 3.9%

FleetCor Technologies, Inc.†	4,576	777,920
Global Payments, Inc.#	27,170	2,165,177
Total System Services, Inc.	20,743	1,130,079

		4,073,176

Computer Software - 1.7%

InterXion Holding NV†	31,413	1,221,966
Splunk, Inc.†#	8,858	546,804

		1,768,770

Computers-Periphery Equipment - 2.5%

Electronics For Imaging, Inc.†#	46,952	2,163,079
Kornit Digital, Ltd.†	30,564	495,137

		2,658,216

Consulting Services - 0.5%

Gartner, Inc.†	5,084	524,720

Diagnostic Kits - 0.7%

IDEXX Laboratories, Inc.†#	5,231	758,181

Disposable Medical Products - 2.2%

C.R. Bard, Inc.#	6,494	1,592,589
ICU Medical, Inc.†#	5,053	759,971

		2,352,560

Distribution/Wholesale - 0.6%

Fastenal Co.#	6,294	314,889
WW Grainger, Inc.#	1,260	312,429

		627,318

Drug Delivery Systems - 0.3%

Revance Therapeutics, Inc.†#	15,961	335,181

E-Commerce/Services - 0.1%

Match Group, Inc.†#	5,585	90,254

Electronic Components-Semiconductors - 1.3%

Cavium, Inc.†#	10,094	661,258
Qorvo, Inc.†	9,855	651,415

		1,312,673

Electronic Connectors - 1.0%

Amphenol Corp., Class A	15,119	1,046,386

Electronic Measurement Instruments - 2.3%

Agilent Technologies, Inc.	21,516	1,103,771
Badger Meter, Inc.#	34,626	1,267,311

		2,371,082

Enterprise Software/Service - 3.2%

Evolent Health, Inc., Class A†#	29,632	583,751
Guidewire Software, Inc.†#	19,664	1,074,441
Tyler Technologies, Inc.†#	10,962	1,662,387

		3,320,579

Finance-Consumer Loans - 0.9%

SLM Corp.†	76,397	916,000

Finance-Investment Banker/Broker - 2.8%

Evercore Partners, Inc., Class A#	10,004	795,818
Lazard, Ltd., Class A	48,570	2,091,424

		2,887,242

Food-Canned - 1.2%

TreeHouse Foods, Inc.†#	14,373	1,222,855

Food-Misc./Diversified - 2.2%

Blue Buffalo Pet Products, Inc.†	60,540	1,479,598
Snyder’s-Lance, Inc.#	21,056	833,396

		2,312,994

Food-Retail - 0.6%

Whole Foods Market, Inc.#	21,307	653,486

Industrial Automated/Robotic - 1.7%

Cognex Corp.	9,939	763,414
Rockwell Automation, Inc.	6,937	1,048,181

		1,811,595

Instruments-Controls - 2.9%

Mettler-Toledo International, Inc.†	3,441	1,638,673
Sensata Technologies Holding NV†#	33,208	1,363,188

		3,001,861

Instruments-Scientific - 1.0%

PerkinElmer, Inc.#	20,014	1,085,960

Internet Content-Information/News - 0.4%

Yelp, Inc.†	12,233	412,252

Investment Management/Advisor Services - 1.6%

Affiliated Managers Group, Inc.	10,265	1,723,802

Machinery-General Industrial - 3.7%

IDEX Corp.	8,581	791,083
Middleby Corp.†	17,673	2,451,422
Tennant Co.	8,673	609,278

		3,851,783

Machinery-Pumps - 4.0%

Gorman-Rupp Co.	15,067	469,036
Graco, Inc.	11,425	1,036,933
Xylem, Inc.	56,937	2,739,808

		4,245,777

Medical Products - 2.4%

ABIOMED, Inc.†	9,765	1,151,977
Nevro Corp.†#	14,263	1,369,105

		2,521,082

Medical-Biomedical/Gene - 2.7%

Acceleron Pharma, Inc.†#	16,885	451,167
Alder Biopharmaceuticals, Inc.†#	19,332	441,736
Emergent BioSolutions, Inc.†#	13,371	419,582
Exelixis, Inc.†#	43,206	930,225
Ultragenyx Pharmaceutical, Inc.†#	7,407	630,188

		2,872,898

Medical-Drugs - 3.2%

ACADIA Pharmaceuticals, Inc.†#	28,353	1,080,533
Alkermes PLC†	26,030	1,470,695
Galapagos NV ADR†	7,656	540,131
Myovant Sciences, Ltd.†#	19,748	215,253

		3,306,612

Medical-Hospitals - 0.9%

Acadia Healthcare Co., Inc.†#	22,200	992,784

Miscellaneous Manufacturing - 1.5%

John Bean Technologies Corp.	17,601	1,573,529

Office Supplies & Forms - 1.4%

Avery Dennison Corp.	17,684	1,427,276

Oil Companies-Exploration & Production - 0.8%

Concho Resources, Inc.†#	6,098	807,680

Oil Field Machinery & Equipment - 0.4%

Dril-Quip, Inc.†#	7,252	444,910

Power Converter/Supply Equipment - 1.1%

Hubbell, Inc.	10,114	1,199,723

Real Estate Management/Services - 1.5%

HFF, Inc., Class A	52,379	1,553,037

Retail-Apparel/Shoe - 3.3%

Burlington Stores, Inc.†	21,348	1,900,186
Kate Spade & Co.†#	44,627	1,064,800
PVH Corp.	5,169	473,480

		3,438,466

Retail-Auto Parts - 1.0%

Advance Auto Parts, Inc.	6,766	1,059,623

Retail-Catalog Shopping - 0.3%

MSC Industrial Direct Co., Inc., Class A	3,099	311,728

Retail-Gardening Products - 0.7%

Tractor Supply Co.	11,043	783,059

Retail-Misc./Diversified - 1.0%

Five Below, Inc.†#	25,886	997,905

Retail-Perfume & Cosmetics - 1.4%

Ulta Beauty, Inc.†	5,473	1,496,482

Retail-Restaurants - 5.9%

Chipotle Mexican Grill, Inc.†#	4,000	1,674,960
Jack in the Box, Inc.	10,048	941,598
Panera Bread Co., Class A†#	10,168	2,346,774
Shake Shack, Inc., Class A†#	11,099	397,677
Wingstop, Inc.#	32,599	857,354

		6,218,363

Therapeutics - 0.6%

Agios Pharmaceuticals, Inc.†#	13,617	659,608

Transactional Software - 2.0%

Black Knight Financial Services, Inc., Class A†#	54,780	2,109,030

Web Hosting/Design - 1.7%

GoDaddy, Inc., Class A†#	49,115	1,809,888

Total Long-Term Investment Securities
(cost $88,239,975)		100,961,465

SHORT-TERM INVESTMENT SECURITIES - 9.1%
Registered Investment Companies - 9.1%

State Street Institutional U.S. Government Money Market Fund, Administration Class 0.21%(2)	3,549,222	3,549,222
State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(1)(2)	6,025,448	6,025,448

Total Short-Term Investment Securities
(cost $9,574,670)		9,574,670

TOTAL INVESTMENTS
(cost $97,814,645)(3)	105.3%	110,536,135
Liabilities in excess of other assets	(5.3)	(5,592,504)

NET ASSETS	100.0%	$104,943,631

†	Non-income producing security
#	The security or a portion thereof is out on loan.

(1)	At February 28, 2017, the Fund had loaned securities with a total value of $22,961,861. This was secured by collateral of $6,025,448, which was received in cash and subsequently invested in short-term investments currently valued at $6,025,448 as reported in the Portfolio of Investments. Additional collateral of $17,775,712 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$423,909
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	739,043
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	1,700,593
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	1,981,718
United States Treasury Notes/Bonds	zero coupon to 8.75%	04/15/2017 to 11/15/2046	12,930,449

(2)	The rates shown is the 7-day yield as of February 28, 2017.
(3)	See Note 4 for cost of investments on a tax basis.

ADR -  American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$100,961,465	$—	$—	$100,961,465
Short-Term Investment Securities:	9,574,670	—	—	9,574,670

Total Investments at Value	$110,536,135	$—	$—	$110,536,135

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Leels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.8%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc.	84,670	$2,040,547
Omnicom Group, Inc.#	50,306	4,281,041

		6,321,588

Aerospace/Defense - 1.7%

Arconic, Inc.	93,514	2,692,268
Boeing Co.#	122,409	22,061,774
General Dynamics Corp.	61,048	11,587,521
Lockheed Martin Corp.	53,735	14,324,677
Northrop Grumman Corp.	37,591	9,288,360
Raytheon Co.	62,626	9,653,798
Rockwell Collins, Inc.#	27,780	2,655,490
TransDigm Group, Inc.#	10,695	2,718,669

		74,982,557

Aerospace/Defense-Equipment - 0.5%

Harris Corp.	26,504	2,912,789
L3 Technologies, Inc.	16,488	2,775,260
United Technologies Corp.	163,314	18,380,991

		24,069,040

Agricultural Chemicals - 0.3%

CF Industries Holdings, Inc.#	49,716	1,562,077
Monsanto Co.	93,408	10,632,632
Mosaic Co.#	74,695	2,329,737

		14,524,446

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.#	122,715	5,763,924

Airlines - 0.6%

Alaska Air Group, Inc.#	26,290	2,571,688
American Airlines Group, Inc.#	110,500	5,122,780
Delta Air Lines, Inc.	157,048	7,841,407
Southwest Airlines Co.	131,288	7,588,446
United Continental Holdings, Inc.†	61,577	4,562,240

		27,686,561

Apparel Manufacturers - 0.2%

Hanesbrands, Inc.#	80,604	1,612,886
Michael Kors Holdings, Ltd.†#	35,029	1,278,559
Ralph Lauren Corp.#	12,010	952,753
Under Armour, Inc., Class A†#	39,186	808,015
Under Armour, Inc., Class C†#	39,405	731,357
VF Corp.#	70,585	3,702,183

		9,085,753

Appliances - 0.1%

Whirlpool Corp.	16,018	2,860,655

Applications Software - 2.9%

Citrix Systems, Inc.†	33,263	2,626,114
Intuit, Inc.	52,003	6,523,256
Microsoft Corp.	1,658,241	106,094,259
Red Hat, Inc.†#	38,302	3,171,789
salesforce.com, Inc.†#	136,140	11,074,989

		129,490,407

Athletic Footwear - 0.4%

NIKE, Inc., Class B	284,966	16,288,657

Audio/Video Products - 0.0%

Harman International Industries, Inc.	14,868	1,659,566

Auto-Cars/Light Trucks - 0.5%

Ford Motor Co.	832,359	10,429,458
General Motors Co.	295,837	10,898,635

		21,328,093

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.#	74,759	4,994,649

Auto/Truck Parts & Equipment-Original - 0.1%

BorgWarner, Inc.#	42,699	1,801,471
Delphi Automotive PLC	57,762	4,397,421

		6,198,892

Banks-Commercial - 0.4%

BB&T Corp.	173,052	8,344,568
M&T Bank Corp.#	33,067	5,521,197
Regions Financial Corp.	262,529	4,008,818
Zions Bancorporation	43,447	1,950,770

		19,825,353

Banks-Fiduciary - 0.6%

Bank of New York Mellon Corp.	225,497	10,629,929
Citizens Financial Group, Inc.	109,168	4,079,608
Northern Trust Corp.	45,393	3,965,078
State Street Corp.	77,329	6,163,895

		24,838,510

Banks-Super Regional - 2.6%

Capital One Financial Corp.	102,860	9,654,440
Comerica, Inc.	36,738	2,618,685
Fifth Third Bancorp	161,149	4,421,928
Huntington Bancshares, Inc.	231,351	3,271,303
KeyCorp	230,482	4,326,147
PNC Financial Services Group, Inc.	103,756	13,200,876
SunTrust Banks, Inc.	104,672	6,226,937
US Bancorp	340,739	18,740,645
Wells Fargo & Co.	963,991	55,795,799

		118,256,760

Beverages-Non-alcoholic - 1.7%

Coca-Cola Co.	827,838	34,736,082
Dr Pepper Snapple Group, Inc.	39,181	3,661,073
Monster Beverage Corp.†	86,458	3,582,820
PepsiCo, Inc.	305,867	33,761,599

		75,741,574

Beverages-Wine/Spirits - 0.2%

Brown-Forman Corp., Class B#	38,899	1,896,715
Constellation Brands, Inc., Class A	37,902	6,019,217

		7,915,932

Brewery - 0.1%

Molson Coors Brewing Co., Class B	39,303	3,945,628

Broadcast Services/Program - 0.1%

Discovery Communications, Inc., Class A†#	32,404	931,939
Discovery Communications, Inc., Class C†	47,045	1,320,553
Scripps Networks Interactive, Inc., Class A	20,316	1,640,923

		3,893,415

Building & Construction Products-Misc. - 0.0%

Fortune Brands Home & Security, Inc.	32,909	1,903,127

Building Products-Air & Heating - 0.2%

Johnson Controls International PLC	199,773	8,378,480

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.	13,535	2,922,883
Vulcan Materials Co.	28,217	3,403,253

		6,326,136

Building Products-Wood - 0.1%

Masco Corp.	70,018	2,365,208

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.	72,376	2,316,032
Lennar Corp., Class A	41,907	2,044,643
PulteGroup, Inc.	63,483	1,399,800

		5,760,475

Cable/Satellite TV - 1.2%

Charter Communications, Inc., Class A†	46,180	14,918,911
Comcast Corp., Class A	1,016,606	38,041,396

		52,960,307

Casino Hotels - 0.0%

Wynn Resorts, Ltd.#	16,924	1,627,243

Chemicals-Diversified - 1.0%

Dow Chemical Co.	239,017	14,881,199
E.I. du Pont de Nemours & Co.	185,404	14,561,630
Eastman Chemical Co.	31,297	2,511,584
FMC Corp.#	28,544	1,644,705
LyondellBasell Industries NV, Class A	71,268	6,502,492
PPG Industries, Inc.	56,302	5,767,014

		45,868,624

Chemicals-Specialty - 0.1%

Albemarle Corp.#	23,988	2,435,022
International Flavors & Fragrances, Inc.	16,939	2,129,232

		4,564,254

Coatings/Paint - 0.1%

Sherwin-Williams Co.	17,239	5,318,921

Commercial Services - 0.3%

Cintas Corp.#	18,351	2,165,602
Ecolab, Inc.#	55,961	6,937,485
Nielsen Holdings PLC	71,655	3,178,616
Quanta Services, Inc.†	32,247	1,203,458

		13,485,161

Commercial Services-Finance - 0.9%

Automatic Data Processing, Inc.#	96,221	9,874,199
Equifax, Inc.	25,541	3,348,681
Global Payments, Inc.	32,779	2,612,159
H&R Block, Inc.#	44,172	908,176
Moody’s Corp.	35,476	3,950,962
PayPal Holdings, Inc.†	239,326	10,051,692
S&P Global, Inc.	55,258	7,154,253
Total System Services, Inc.	35,283	1,922,218
Western Union Co.#	103,405	2,030,874

		41,853,214

Computer Aided Design - 0.1%

Autodesk, Inc.†	41,769	3,604,665

Computer Services - 1.5%

Accenture PLC, Class A#	132,293	16,205,893
Cognizant Technology Solutions Corp., Class A†	129,390	7,668,945
CSRA, Inc.	31,020	925,017
Hewlett Packard Enterprise Co.	355,306	8,108,083
International Business Machines Corp.#	184,537	33,183,443
Teradata Corp.†#	27,704	861,594

		66,952,975

Computer Software - 0.1%

Akamai Technologies, Inc.†	36,960	2,313,696

Computers - 3.6%

Apple, Inc.	1,137,217	155,787,357
HP, Inc.	364,877	6,337,913

		162,125,270

Computers-Memory Devices - 0.2%

NetApp, Inc.	58,730	2,456,676
Seagate Technology PLC#	62,813	3,026,958
Western Digital Corp.	60,883	4,680,685

		10,164,319

Consulting Services - 0.1%

Verisk Analytics, Inc.†	33,212	2,753,939

Consumer Products-Misc. - 0.3%

Clorox Co.#	27,457	3,756,392
Kimberly-Clark Corp.	76,383	10,124,567

		13,880,959

Containers-Metal/Glass - 0.1%

Ball Corp.#	37,281	2,741,272

Containers-Paper/Plastic - 0.1%

Sealed Air Corp.#	41,227	1,916,231
WestRock Co.	53,552	2,876,813

		4,793,044

Cosmetics & Toiletries - 1.6%

Colgate-Palmolive Co.	189,563	13,834,308
Coty, Inc., Class A#	100,275	1,883,165
Estee Lauder Cos., Inc., Class A#	47,405	3,927,504
Procter & Gamble Co.	570,706	51,974,195

		71,619,172

Cruise Lines - 0.2%

Carnival Corp.	89,430	5,003,608
Royal Caribbean Cruises, Ltd.	35,696	3,430,386

		8,433,994

Data Processing/Management - 0.4%

Dun & Bradstreet Corp.	7,845	827,961
Fidelity National Information Services, Inc.	70,001	5,758,982
Fiserv, Inc.†	46,292	5,342,097
Paychex, Inc.#	68,645	4,216,176

		16,145,216

Dental Supplies & Equipment - 0.1%

DENTSPLY SIRONA, Inc.#	49,240	3,127,725
Patterson Cos., Inc.#	17,770	807,646

		3,935,371

Diagnostic Equipment - 0.9%

Abbott Laboratories	367,059	16,547,019
Danaher Corp.#	129,816	11,105,759
Thermo Fisher Scientific, Inc.	84,247	13,284,067

		40,936,845

Diagnostic Kits - 0.1%

IDEXX Laboratories, Inc.†	19,121	2,771,398

Dialysis Centers - 0.1%

DaVita, Inc.†	33,679	2,337,659

Disposable Medical Products - 0.1%

C.R. Bard, Inc.#	15,681	3,845,608

Distribution/Wholesale - 0.2%

Fastenal Co.#	61,642	3,083,949
LKQ Corp.†	65,583	2,071,111
WW Grainger, Inc.#	11,688	2,898,157

		8,053,217

Diversified Banking Institutions - 4.3%

Bank of America Corp.	2,155,092	53,187,671
Citigroup, Inc.	607,759	36,350,066
Goldman Sachs Group, Inc.	78,870	19,564,492
JPMorgan Chase & Co.	763,133	69,155,112

Morgan Stanley	307,549	14,045,763

		192,303,104

Diversified Manufacturing Operations - 2.5%

3M Co.	128,274	23,903,860
Dover Corp.	33,131	2,653,793
Eaton Corp. PLC	96,334	6,934,121
General Electric Co.	1,886,660	56,241,335
Illinois Tool Works, Inc.	67,373	8,893,910
Ingersoll-Rand PLC	55,094	4,372,260
Parker-Hannifin Corp.	28,450	4,405,198
Pentair PLC#	35,659	2,070,361
Textron, Inc.	57,627	2,725,757

		112,200,595

Diversified Operations - 0.0%

Leucadia National Corp.	69,103	1,839,522

E-Commerce/Products - 1.8%

Amazon.com, Inc.†	84,111	71,077,159
eBay, Inc.†	221,730	7,516,647

		78,593,806

E-Commerce/Services - 0.5%

Expedia, Inc.#	25,755	3,065,875
Priceline Group, Inc.†#	10,524	18,144,744
TripAdvisor, Inc.†#	24,376	1,010,873

		22,221,492

Electric Products-Misc. - 0.2%

AMETEK, Inc.#	49,357	2,663,797
Emerson Electric Co.#	137,084	8,238,749

		10,902,546

Electric-Distribution - 0.1%

PPL Corp.	144,943	5,345,498

Electric-Integrated - 2.6%

AES Corp.	140,582	1,619,505
Alliant Energy Corp.	48,519	1,915,530
Ameren Corp.	51,747	2,830,043
American Electric Power Co., Inc.	104,867	7,022,943
CMS Energy Corp.	59,525	2,650,053
Consolidated Edison, Inc.#	64,989	5,006,753
Dominion Resources, Inc.#	133,666	10,377,828
DTE Energy Co.	38,268	3,879,610
Duke Energy Corp.	146,930	12,129,072
Edison International	69,485	5,540,734
Entergy Corp.#	38,202	2,928,565
Eversource Energy#	67,650	3,968,349
Exelon Corp.	196,905	7,228,383
FirstEnergy Corp.	90,798	2,944,579
NextEra Energy, Inc.#	99,654	13,054,674
PG&E Corp.	107,843	7,198,520
Pinnacle West Capital Corp.	23,738	1,951,026
Public Service Enterprise Group, Inc.	107,892	4,960,874
SCANA Corp.	30,480	2,113,788
Southern Co.#	209,003	10,621,532
WEC Energy Group, Inc.	67,311	4,056,834
Xcel Energy, Inc.	108,331	4,735,148

		118,734,343

Electronic Components-Misc. - 0.2%

Corning, Inc.	202,867	5,601,158
Garmin, Ltd.#	24,516	1,265,271

		6,866,429

Electronic Components-Semiconductors - 2.2%

Broadcom, Ltd.	84,738	17,873,786
Intel Corp.	1,010,681	36,586,652
Microchip Technology, Inc.#	46,070	3,340,996
Micron Technology, Inc.†	220,134	5,159,941
NVIDIA Corp.	114,952	11,665,329
Qorvo, Inc.†#	27,240	1,800,564
Skyworks Solutions, Inc.#	39,628	3,757,131
Texas Instruments, Inc.	213,159	16,332,243
Xilinx, Inc.#	53,853	3,167,634

		99,684,276

Electronic Connectors - 0.2%

Amphenol Corp., Class A#	65,789	4,553,257
TE Connectivity, Ltd.	75,784	5,643,634

		10,196,891

Electronic Forms - 0.3%

Adobe Systems, Inc.†	106,043	12,549,129

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc.	69,181	3,548,985
FLIR Systems, Inc.	29,032	1,065,765
Fortive Corp.	64,150	3,698,248

		8,312,998

Electronic Security Devices - 0.0%

Allegion PLC	20,452	1,484,611

Energy-Alternate Sources - 0.0%

First Solar, Inc.†#	16,621	601,514

Engineering/R&D Services - 0.1%

Fluor Corp.#	29,698	1,644,972
Jacobs Engineering Group, Inc.	25,752	1,452,671

		3,097,643

Engines-Internal Combustion - 0.1%

Cummins, Inc.	32,880	4,882,351

Enterprise Software/Service - 0.7%

CA, Inc.	66,834	2,156,733
Oracle Corp.	639,181	27,222,719

		29,379,452

Entertainment Software - 0.3%

Activision Blizzard, Inc.	145,824	6,581,037
Electronic Arts, Inc.†#	64,356	5,566,794

		12,147,831

Finance-Consumer Loans - 0.2%

Navient Corp.	64,641	996,118
Synchrony Financial	167,244	6,060,922

		7,057,040

Finance-Credit Card - 1.8%

Alliance Data Systems Corp.	12,318	2,993,027
American Express Co.	163,964	13,126,958
Discover Financial Services	84,113	5,983,799
MasterCard, Inc., Class A	203,000	22,423,380
Visa, Inc., Class A#	398,297	35,026,238

		79,553,402

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	257,279	10,396,644
E*TRADE Financial Corp.†	58,382	2,014,763

		12,411,407

Finance-Other Services - 0.4%

CME Group, Inc.#	72,373	8,790,425
Intercontinental Exchange, Inc.	127,039	7,257,738
Nasdaq, Inc.	24,311	1,728,755

		17,776,918

Food-Confectionery - 0.2%

Hershey Co.	29,747	3,223,088

J.M. Smucker Co.	24,832	3,519,439

		6,742,527

Food-Meat Products - 0.1%

Hormel Foods Corp.#	57,560	2,028,990
Tyson Foods, Inc., Class A#	61,967	3,876,656

		5,905,646

Food-Misc./Diversified - 1.0%

Campbell Soup Co.#	41,322	2,452,461
Conagra Brands, Inc.	88,695	3,655,121
General Mills, Inc.#	126,124	7,614,106
Kellogg Co.	53,883	3,991,114
Kraft Heinz Co.	127,207	11,640,712
McCormick & Co., Inc.#	24,432	2,404,597
Mondelez International, Inc., Class A	329,375	14,466,150

		46,224,261

Food-Retail - 0.2%

Kroger Co.	201,363	6,403,343
Whole Foods Market, Inc.#	67,907	2,082,708

		8,486,051

Food-Wholesale/Distribution - 0.1%

Sysco Corp.	107,312	5,657,489

Gas-Distribution - 0.2%

CenterPoint Energy, Inc.	91,851	2,509,369
NiSource, Inc.	68,830	1,645,725
Sempra Energy#	53,330	5,881,766

		10,036,860

Gold Mining - 0.1%

Newmont Mining Corp.	113,192	3,875,694

Hazardous Waste Disposal - 0.0%

Stericycle, Inc.†#	18,146	1,503,940

Home Decoration Products - 0.1%

Newell Brands, Inc.	102,881	5,044,255

Home Furnishings - 0.0%

Leggett & Platt, Inc.	28,510	1,402,122

Hotels/Motels - 0.2%

Marriott International, Inc., Class A	68,287	5,940,286
Wyndham Worldwide Corp.	22,985	1,913,272

		7,853,558

Human Resources - 0.0%

Robert Half International, Inc.	27,487	1,325,973

Independent Power Producers - 0.0%

NRG Energy, Inc.	67,274	1,114,057

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	27,347	4,132,132

Industrial Gases - 0.3%

Air Products & Chemicals, Inc.	46,359	6,512,049
Praxair, Inc.	60,865	7,225,284

		13,737,333

Instruments-Controls - 0.5%

Honeywell International, Inc.	162,538	20,235,981
Mettler-Toledo International, Inc.†	5,596	2,664,927

		22,900,908

Instruments-Scientific - 0.1%

PerkinElmer, Inc.#	23,363	1,267,677
Waters Corp.†	17,185	2,663,503

		3,931,180

Insurance Brokers - 0.5%

Aon PLC#	56,110	6,489,121
Arthur J. Gallagher & Co.#	37,949	2,161,196
Marsh & McLennan Cos., Inc.	109,960	8,079,861
Willis Towers Watson PLC	27,414	3,520,780

		20,250,958

Insurance-Life/Health - 0.6%

Aflac, Inc.	87,035	6,296,982
Lincoln National Corp.	48,745	3,419,949
Principal Financial Group, Inc.	57,059	3,568,470
Prudential Financial, Inc.	91,706	10,137,181
Torchmark Corp.	23,534	1,824,591
Unum Group	49,504	2,417,281

		27,664,454

Insurance-Multi-line - 1.3%

Allstate Corp.	78,536	6,452,518
American International Group, Inc.(1)	208,103	13,301,944
Assurant, Inc.	12,158	1,203,642
Chubb, Ltd.	99,242	13,712,267
Cincinnati Financial Corp.#	31,974	2,332,823
Hartford Financial Services Group, Inc.	80,559	3,938,529
Loews Corp.	58,928	2,768,437
MetLife, Inc.	234,411	12,292,513

		56,002,673

Insurance-Property/Casualty - 0.3%

Progressive Corp.	123,760	4,848,917
Travelers Cos., Inc.	60,581	7,405,421
XL Group, Ltd.#	57,382	2,323,397

		14,577,735

Insurance-Reinsurance - 1.5%

Berkshire Hathaway, Inc., Class B†	404,969	69,419,786

Internet Content-Entertainment - 1.8%

Facebook, Inc., Class A†	499,225	67,664,957
Netflix, Inc.†	91,524	13,008,306

		80,673,263

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	13,930	1,995,751

Internet Security - 0.1%

Symantec Corp.	132,956	3,798,553
VeriSign, Inc.†#	19,403	1,600,165

		5,398,718

Investment Management/Advisor Services - 0.6%

Affiliated Managers Group, Inc.	11,691	1,963,270
Ameriprise Financial, Inc.	33,707	4,432,470
BlackRock, Inc.	25,923	10,044,126
Franklin Resources, Inc.#	73,998	3,184,874
Invesco, Ltd.	87,128	2,804,650
T. Rowe Price Group, Inc.	51,917	3,697,009

		26,126,399

Lighting Products & Systems - 0.0%

Acuity Brands, Inc.#	9,402	1,986,643

Machinery-Construction & Mining - 0.3%

Caterpillar, Inc.#	124,778	12,061,041

Machinery-Farming - 0.2%

Deere & Co.#	61,692	6,754,657

Machinery-General Industrial - 0.1%

Roper Technologies, Inc.#	21,633	4,525,624

Machinery-Pumps - 0.1%

Flowserve Corp.#	27,821	1,292,286
Xylem, Inc.#	38,259	1,841,023

		3,133,309

Medical Information Systems - 0.1%

Cerner Corp.†	64,440	3,546,778

Medical Instruments - 0.9%

Boston Scientific Corp.†	290,403	7,129,394
Edwards Lifesciences Corp.†	45,600	4,288,224
Intuitive Surgical, Inc.†	8,264	6,090,568
Medtronic PLC	292,828	23,692,713

		41,200,899

Medical Labs & Testing Services - 0.1%

Laboratory Corp. of America Holdings†	21,967	3,125,025
Quest Diagnostics, Inc.#	29,568	2,881,106

		6,006,131

Medical Products - 0.8%

Baxter International, Inc.	104,401	5,316,099
Becton Dickinson and Co.	45,281	8,288,687
Cooper Cos., Inc.#	10,395	2,070,060
Henry Schein, Inc.†#	17,166	2,944,999
Stryker Corp.	66,283	8,521,343
Varian Medical Systems, Inc.†#	19,921	1,671,173
Zimmer Biomet Holdings, Inc.	42,718	5,001,423

		33,813,784

Medical-Biomedical/Gene - 2.3%

Alexion Pharmaceuticals, Inc.†	47,825	6,277,031
Amgen, Inc.	158,655	28,007,367
Biogen, Inc.†	46,402	13,391,617
Celgene Corp.†	165,327	20,419,538
Gilead Sciences, Inc.	280,972	19,802,907
Illumina, Inc.†#	31,329	5,244,475
Regeneron Pharmaceuticals, Inc.†	16,123	6,021,940
Vertex Pharmaceuticals, Inc.†	52,898	4,793,617

		103,958,492

Medical-Drugs - 5.3%

AbbVie, Inc.	346,583	21,432,693
Allergan PLC	79,993	19,583,886
Bristol-Myers Squibb Co.	356,421	20,212,635
Eli Lilly & Co.	207,185	17,156,990
Endo International PLC†#	42,304	577,450
Johnson & Johnson	580,205	70,906,853
Mallinckrodt PLC†	22,576	1,183,434
Merck & Co., Inc.	588,012	38,732,350
Pfizer, Inc.	1,294,192	44,157,831
Zoetis, Inc.	105,319	5,614,556

		239,558,678

Medical-Generic Drugs - 0.1%

Mylan NV†	98,144	4,107,327
Perrigo Co. PLC#	30,577	2,286,242

		6,393,569

Medical-HMO - 1.6%

Aetna, Inc.	74,836	9,635,883
Anthem, Inc.	56,182	9,259,917
Centene Corp.†	36,446	2,569,443
Cigna Corp.	54,754	8,152,871
Humana, Inc.	31,799	6,717,539
UnitedHealth Group, Inc.	202,993	33,570,982

		69,906,635

Medical-Hospitals - 0.2%

Envision Healthcare Corp.†#	25,020	1,751,400
HCA Holdings, Inc.†	62,329	5,437,582
Universal Health Services, Inc., Class B	19,124	2,401,974

		9,590,956

Medical-Wholesale Drug Distribution - 0.4%

AmerisourceBergen Corp.#	35,675	3,264,619
Cardinal Health, Inc.	68,259	5,554,235
McKesson Corp.	48,217	7,238,818

		16,057,672

Metal-Copper - 0.1%

Freeport-McMoRan, Inc.†	267,173	3,580,118

Motorcycle/Motor Scooter - 0.0%

Harley-Davidson, Inc.#	37,700	2,125,526

Multimedia - 1.4%

Time Warner, Inc.	164,458	16,151,420
Twenty-First Century Fox, Inc., Class A	225,811	6,756,265
Twenty-First Century Fox, Inc., Class B	103,883	3,048,966
Viacom, Inc., Class B	74,085	3,218,994
Walt Disney Co.	312,256	34,376,263

		63,551,908

Networking Products - 0.8%

Cisco Systems, Inc.	1,070,559	36,591,707

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	49,302	3,054,259
Waste Management, Inc.	86,724	6,358,604

		9,412,863

Office Automation & Equipment - 0.0%

Pitney Bowes, Inc.#	39,617	540,376
Xerox Corp.	181,615	1,351,215

		1,891,591

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	18,979	1,531,795

Oil & Gas Drilling - 0.1%

Helmerich & Payne, Inc.#	23,071	1,577,364
Transocean, Ltd.†#	83,024	1,147,392

		2,724,756

Oil Companies-Exploration & Production - 1.9%

Anadarko Petroleum Corp.	119,196	7,706,021
Apache Corp.#	80,920	4,255,583
Cabot Oil & Gas Corp.#	99,202	2,172,524
Chesapeake Energy Corp.†#	158,972	866,397
Cimarex Energy Co.	20,253	2,546,207
Concho Resources, Inc.†#	31,148	4,125,553
ConocoPhillips	264,246	12,570,182
Devon Energy Corp.	111,668	4,841,924
EOG Resources, Inc.	122,941	11,924,048
EQT Corp.#	36,844	2,206,587
Hess Corp.	56,871	2,925,444
Marathon Oil Corp.#	180,684	2,890,944
Newfield Exploration Co.†	42,067	1,533,763
Noble Energy, Inc.	91,424	3,328,748
Occidental Petroleum Corp.	162,978	10,683,208
Pioneer Natural Resources Co.#	36,196	6,731,370
Range Resources Corp.#	40,058	1,106,402
Southwestern Energy Co.†#	104,668	786,057

		83,200,962

Oil Companies-Integrated - 2.6%

Chevron Corp.	402,602	45,292,725
Exxon Mobil Corp.#	884,361	71,916,237
Murphy Oil Corp.#	34,521	976,599

		118,185,561

Oil Field Machinery & Equipment - 0.1%

National Oilwell Varco, Inc.#	80,548	3,255,750

Oil Refining & Marketing - 0.5%

Marathon Petroleum Corp.	112,567	5,583,323
Phillips 66	94,419	7,382,622
Tesoro Corp.#	24,926	2,123,446
Valero Energy Corp.	96,539	6,559,825

		21,649,216

Oil-Field Services - 0.9%

Baker Hughes, Inc.	90,169	5,435,387
Halliburton Co.	184,361	9,855,939
Schlumberger, Ltd.	296,723	23,844,660
TechnipFMC PLC†	100,255	3,240,242

		42,376,228

Paper & Related Products - 0.1%

International Paper Co.#	87,699	4,621,737

Pharmacy Services - 0.2%

Express Scripts Holding Co.†	131,506	9,290,899

Pipelines - 0.5%

Enbridge, Inc.	147,218	6,161,082
Kinder Morgan, Inc.	409,441	8,725,188
ONEOK, Inc.#	44,898	2,426,737
Williams Cos., Inc.#	173,993	4,930,961

		22,243,968

Publishing-Newspapers - 0.0%

News Corp., Class A#	81,454	1,044,240
News Corp., Class B#	25,545	337,194

		1,381,434

Real Estate Investment Trusts - 2.7%

American Tower Corp.	90,786	10,421,325
Apartment Investment & Management Co., Class A	33,460	1,556,894
AvalonBay Communities, Inc.	29,287	5,382,365
Boston Properties, Inc.	32,795	4,559,489
Crown Castle International Corp.	76,906	7,193,018
Digital Realty Trust, Inc.#	33,897	3,660,876
Equinix, Inc.#	15,223	5,724,914
Equity Residential	77,985	4,918,514
Essex Property Trust, Inc.#	13,973	3,279,463
Extra Space Storage, Inc.	26,831	2,124,747
Federal Realty Investment Trust	15,310	2,154,576
GGP, Inc.	124,533	3,095,890
HCP, Inc.	99,721	3,269,852
Host Hotels & Resorts, Inc.#	157,790	2,838,642
Iron Mountain, Inc.#	52,252	1,899,360
Kimco Realty Corp.	90,645	2,198,141
Macerich Co.	25,748	1,734,900
Mid-America Apartment Communities, Inc.#	24,212	2,487,299
Prologis, Inc.#	112,737	5,755,224
Public Storage	31,811	7,235,730
Realty Income Corp.#	55,151	3,379,653
Simon Property Group, Inc.	67,015	12,357,566
SL Green Realty Corp.#	21,609	2,434,902
UDR, Inc.	56,996	2,080,354
Ventas, Inc.#	75,521	4,912,641
Vornado Realty Trust	36,678	4,029,812
Welltower, Inc.	77,317	5,441,571
Weyerhaeuser Co.	159,538	5,379,621

		121,507,339

Real Estate Management/Services - 0.1%

CBRE Group, Inc., Class A†	64,019	2,280,357

Rental Auto/Equipment - 0.1%

United Rentals, Inc.†#	17,962	2,299,675

Retail-Apparel/Shoe - 0.4%

Coach, Inc.#	59,793	2,277,516
Foot Locker, Inc.	28,857	2,183,609
Gap, Inc.#	46,788	1,161,278
L Brands, Inc.#	51,228	2,695,618
PVH Corp.	16,905	1,548,498
Ross Stores, Inc.	84,578	5,800,359
Urban Outfitters, Inc.†	18,840	490,405

		16,157,283

Retail-Auto Parts - 0.3%

Advance Auto Parts, Inc.	15,707	2,459,873
AutoZone, Inc.†#	6,155	4,533,465
Genuine Parts Co.#	31,721	3,036,017
O’Reilly Automotive, Inc.†	20,146	5,473,870

		15,503,225

Retail-Automobile - 0.1%

AutoNation, Inc.†#	14,007	642,921
CarMax, Inc.†#	40,591	2,619,743

		3,262,664

Retail-Bedding - 0.0%

Bed Bath & Beyond, Inc.#	32,435	1,310,374

Retail-Building Products - 1.1%

Home Depot, Inc.	259,796	37,647,038
Lowe’s Cos., Inc.	185,511	13,796,453

		51,443,491

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.#	58,229	2,569,646

Retail-Discount - 1.2%

Costco Wholesale Corp.	93,226	16,517,783
Dollar General Corp.	54,205	3,958,049
Dollar Tree, Inc.†	50,347	3,860,608
Target Corp.	119,792	7,040,176
Wal-Mart Stores, Inc.#	321,154	22,779,453

		54,156,069

Retail-Drug Store - 0.8%

CVS Health Corp.	227,438	18,326,954
Walgreens Boots Alliance, Inc.	182,514	15,765,559

		34,092,513

Retail-Gardening Products - 0.0%

Tractor Supply Co.	27,992	1,984,913

Retail-Jewelry - 0.1%

Signet Jewelers, Ltd.#	14,839	943,612
Tiffany & Co.#	22,826	2,097,025

		3,040,637

Retail-Major Department Stores - 0.3%

Nordstrom, Inc.#	24,769	1,155,722
TJX Cos., Inc.	139,030	10,906,903

		12,062,625

Retail-Office Supplies - 0.0%

Staples, Inc.	138,742	1,247,291

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	12,503	3,418,695

Retail-Regional Department Stores - 0.1%

Kohl’s Corp.#	37,636	1,604,046
Macy’s, Inc.	65,190	2,165,612

		3,769,658

Retail-Restaurants - 1.1%

Chipotle Mexican Grill, Inc.†#	6,174	2,585,301
Darden Restaurants, Inc.#	26,249	1,960,276

McDonald’s Corp.	177,108	22,607,836
Starbucks Corp.	310,392	17,651,993
Yum! Brands, Inc.	74,357	4,856,999

		49,662,405

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co.	55,674	1,951,374

Savings & Loans/Thrifts - 0.0%

People’s United Financial, Inc.#	66,410	1,275,072

Semiconductor Components-Integrated Circuits - 0.6%

Analog Devices, Inc.#	65,723	5,384,685
Linear Technology Corp.	51,261	3,310,435
QUALCOMM, Inc.	314,974	17,789,732

		26,484,852

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	230,521	8,349,471
KLA-Tencor Corp.	33,338	3,004,420
Lam Research Corp.#	34,727	4,116,539

		15,470,430

Soap & Cleaning Preparation - 0.1%

Church & Dwight Co., Inc.	55,152	2,748,776

Steel-Producers - 0.1%

Nucor Corp.	67,923	4,249,942

Telecom Services - 0.1%

Level 3 Communications, Inc.†	62,177	3,559,633

Telecommunication Equipment - 0.1%

Juniper Networks, Inc.	81,111	2,271,108

Telephone-Integrated - 2.3%

AT&T, Inc.#	1,309,684	54,731,694
CenturyLink, Inc.#	116,592	2,828,522
Frontier Communications Corp.#	250,171	733,001
Verizon Communications, Inc.	869,419	43,149,265

		101,442,482

Television - 0.1%

CBS Corp., Class B	83,596	5,510,648
TEGNA, Inc.	45,728	1,172,009

		6,682,657

Textile-Home Furnishings - 0.1%

Mohawk Industries, Inc.†	13,445	3,043,410

Tobacco - 1.7%

Altria Group, Inc.	415,932	31,161,625
Philip Morris International, Inc.	330,855	36,178,994
Reynolds American, Inc.	176,364	10,858,732

		78,199,351

Tools-Hand Held - 0.1%

Snap-on, Inc.	12,375	2,099,666
Stanley Black & Decker, Inc.	32,137	4,086,220

		6,185,886

Toys - 0.1%

Hasbro, Inc.	23,952	2,320,230
Mattel, Inc.#	72,948	1,876,952

		4,197,182

Transport-Rail - 0.9%

CSX Corp.	199,761	9,700,394
Kansas City Southern	22,943	2,033,438
Norfolk Southern Corp.	62,262	7,535,570
Union Pacific Corp.	175,757	18,971,211

		38,240,613

Transport-Services - 0.7%

C.H. Robinson Worldwide, Inc.#	30,201	2,427,254
Expeditors International of Washington, Inc.	38,468	2,168,826
FedEx Corp.	52,144	10,062,749
Ryder System, Inc.#	11,403	868,339
United Parcel Service, Inc., Class B	147,019	15,548,729

		31,075,897

Transport-Truck - 0.0%

JB Hunt Transport Services, Inc.	18,662	1,832,049

Vitamins & Nutrition Products - 0.1%

Mead Johnson Nutrition Co.	39,395	3,458,487

Water - 0.1%

American Water Works Co., Inc.	37,963	2,961,114

Web Portals/ISP - 2.5%

Alphabet, Inc., Class A†	63,146	53,353,950
Alphabet, Inc., Class C†	63,294	52,104,253
Yahoo!, Inc.†	187,206	8,547,826

		114,006,029

Wireless Equipment - 0.1%

Motorola Solutions, Inc.#	35,394	2,795,064

X-Ray Equipment - 0.1%

Hologic, Inc.†#	59,335	2,407,814

Total Long-Term Investment Securities
(cost $2,215,454,019)		4,338,037,219

SHORT-TERM INVESTMENT SECURITIES - 3.2%
Registered Investment Companies - 0.3%

State Street Navigator Securities Lending Government Money Market Portfolio(2)(3)
0.50%	11,732,507	11,732,507

U.S. Government Treasuries - 2.9%

0.39% due 03/16/2017	$500,000	499,912
0.43% due 03/02/2017	10,000,000	9,999,870
0.44% due 03/09/2017	25,000,000	24,997,583
0.47% due 03/16/2017	1,000,000	999,824
0.49% due 03/02/2017	5,000,000	4,999,935
0.49% due 03/16/2017	4,900,000	4,899,138
0.49% due 03/02/2017	20,000,000	19,999,740
0.51% due 03/09/2017	5,000,000	4,999,490
0.51% due 03/16/2017(4)	60,000,000	59,989,440

		131,384,932

Total Short-Term Investment Securities
(cost $143,115,017)		143,117,439

REPURCHASE AGREEMENTS - 0.7%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 02/28/2017, to be repurchased 03/01/2017 in the amount $32,025,027 collateralized by $28,260,000 of United States Treasury Bonds, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $32,666,836 (cost $32,025,000)	32,025,000	32,025,000

TOTAL INVESTMENTS
(cost $2,390,594,036)(5)	100.7%	4,513,179,658
Liabilities in excess of other assets	(0.7)	(30,301,630)

NET ASSETS	100.0%	$4,482,878,028

#	The security or a portion thereof is out on loan.

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	At February 28, 2017, the Fund had loaned securities with a total value of $309,777,673. This was secured by collateral of $11,732,507, which was received in cash and subsequently invested in short-term investments currently valued at $11,732,507 as reported in the Portfolio of Investments. Additional collateral of $306,717,725 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 7.50%	05/15/2023 to 02/15/2047	$10,354,509
Federal National Mtg. Assoc.	1.53% to 10.00%	10/25/2017 to 02/25/2044	16,999,533
Government National Mtg. Assoc.	2.50% to 6.50%	11/20/2027 to 11/20/2064	42,329,807
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	39,211,911
United States Treasury Notes/Bonds	zero coupon to 8.75%	04/15/2017 to 11/15/2046	197,821,965

(3)	The rate shown is the 7-day yield as of February 28, 2017.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2017	Unrealized Appreciation (Depreciation)
1,237	Long	S&P 500 E-Mini Index	March 2017	$140,509,818	$146,139,180	$5,629,362

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$4,338,037,219	$—	$—	$4,338,037,219
Short-Term Investment Securities:
Registered Investment Companies	11,732,507	—	—	11,732,507
U.S. Government Treasuries	—	131,384,932	—	131,384,932
Repurchase Agreements	—	32,025,000	—	32,025,000

Total Investments at Value	$4,349,769,726	$163,409,932	$—	$4,513,179,658

Other Financial Instruments:†
Futures Contracts	$5,629,362	$—	$—	$5,629,362

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.6%
Aerospace/Defense-Equipment - 2.0%

Triumph Group, Inc.#	21,210	$589,638
United Technologies Corp.	15,140	1,704,007

		2,293,645

Agricultural Chemicals - 0.2%

Agrium, Inc.	1,740	168,084

Applications Software - 1.1%

Microsoft Corp.	19,334	1,236,989

Banks-Commercial - 1.5%

M&T Bank Corp.#	10,010	1,671,370

Banks-Super Regional - 6.6%

PNC Financial Services Group, Inc.	24,283	3,089,526
Wells Fargo & Co.	77,086	4,461,738

		7,551,264

Building & Construction Products-Misc. - 1.0%

Fortune Brands Home & Security, Inc.	19,900	1,150,817

Building-Residential/Commercial - 1.1%

PulteGroup, Inc.	58,120	1,281,546

Cable/Satellite TV - 1.1%

Comcast Corp., Class A	32,728	1,224,682

Chemicals-Diversified - 1.4%

Dow Chemical Co.	25,983	1,617,702

Commercial Services - 0.8%

Nielsen Holdings PLC	21,610	958,620

Computer Services - 1.2%

Cognizant Technology Solutions Corp., Class A†	22,010	1,304,533

Computers - 0.8%

Apple, Inc.	6,450	883,585

Cruise Lines - 1.1%

Norwegian Cruise Line Holdings, Ltd.†	23,530	1,192,971

Diversified Banking Institutions - 9.9%

Bank of America Corp.	55,700	1,374,676
Citigroup, Inc.	48,360	2,892,412
Goldman Sachs Group, Inc.	6,182	1,533,507
JPMorgan Chase & Co.	60,747	5,504,893

		11,305,488

Diversified Manufacturing Operations - 5.9%

3M Co.	7,260	1,352,901
Eaton Corp. PLC	25,545	1,838,729
General Electric Co.	64,664	1,927,634
Ingersoll-Rand PLC	20,514	1,627,991

		6,747,255

E-Commerce/Products - 0.6%

eBay, Inc.†	18,730	634,947

Electric-Integrated - 3.7%

Dominion Resources, Inc.	9,540	740,686
Edison International	15,294	1,219,543
Eversource Energy	25,204	1,478,467
NextEra Energy, Inc.#	5,705	747,355

		4,186,051

Electronic Components-Semiconductors - 2.1%

Intel Corp.	66,542	2,408,820

Finance-Other Services - 1.0%

Intercontinental Exchange, Inc.	19,690	1,124,890

Food-Misc./Diversified - 1.9%

Kraft Heinz Co.	10,581	968,267
Mondelez International, Inc., Class A	26,300	1,155,096

		2,123,363

Hotels/Motels - 1.1%

Hilton Worldwide Holdings, Inc.#	22,249	1,272,643

Insurance Brokers - 1.3%

Marsh & McLennan Cos., Inc.	20,345	1,494,951

Insurance-Life/Health - 1.3%

Principal Financial Group, Inc.	23,009	1,438,983

Insurance-Multi-line - 2.8%

Chubb, Ltd.	13,164	1,818,870
MetLife, Inc.	25,790	1,352,427

		3,171,297

Investment Management/Advisor Services - 2.7%

BlackRock, Inc.	4,238	1,642,055
Invesco, Ltd.	42,630	1,372,260

		3,014,315

Machinery-Construction & Mining - 0.9%

Caterpillar, Inc.#	10,210	986,899

Medical Instruments - 1.6%

Medtronic PLC	22,375	1,810,361

Medical-Biomedical/Gene - 1.1%

Amgen, Inc.	6,976	1,231,473

Medical-Drugs - 8.1%

Allergan PLC	5,750	1,407,715
AstraZeneca PLC ADR#	37,470	1,096,372
Bristol-Myers Squibb Co.	27,550	1,562,360
Merck & Co., Inc.	49,318	3,248,577
Pfizer, Inc.	17,174	585,977
Roche Holding AG	5,548	1,351,716

		9,252,717

Medical-HMO - 1.4%

UnitedHealth Group, Inc.	9,755	1,613,282

Multimedia - 1.9%

Thomson Reuters Corp.	26,050	1,101,915
Viacom, Inc., Class B	25,500	1,107,975

		2,209,890

Networking Products - 3.0%

Cisco Systems, Inc.	100,929	3,449,753

Oil Companies-Exploration & Production - 5.9%

Anadarko Petroleum Corp.	10,860	702,099
Canadian Natural Resources, Ltd.	25,370	728,373
EOG Resources, Inc.	17,210	1,669,198
Marathon Oil Corp.	83,458	1,335,328
Occidental Petroleum Corp.	10,810	708,595
Pioneer Natural Resources Co.#	6,700	1,245,999
Southwestern Energy Co.†	48,334	362,988

		6,752,580

Oil Companies-Integrated - 3.9%

Chevron Corp.	24,711	2,779,987
Exxon Mobil Corp.	19,727	1,604,200

		4,384,187

Oil-Field Services - 1.5%

Halliburton Co.	32,460	1,735,312

Paper & Related Products - 0.9%

International Paper Co.	18,925	997,347

Real Estate Investment Trusts - 0.9%

Park Hotels & Resorts, Inc.	41,749	1,066,269

Retail-Building Products - 1.4%

Home Depot, Inc.	7,394	1,071,464
Lowe’s Cos., Inc.	7,640	568,187

		1,639,651

Retail-Catalog Shopping - 0.7%

Liberty Interactive Corp. QVC Group, Class A†	40,240	759,731

Retail-Jewelry - 0.4%

Signet Jewelers, Ltd.#	7,830	497,910

Semiconductor Components-Integrated Circuits - 3.5%

Analog Devices, Inc.	9,489	777,434
Maxim Integrated Products, Inc.	36,655	1,623,816
QUALCOMM, Inc.	27,640	1,561,107

		3,962,357

Telephone-Integrated - 1.3%

Verizon Communications, Inc.	29,405	1,459,370

Television - 1.0%

CBS Corp., Class B	17,335	1,142,723

Tobacco - 3.0%

British American Tobacco PLC	23,311	1,469,413
Philip Morris International, Inc.	17,390	1,901,597

		3,371,010

Transport-Rail - 1.3%

Union Pacific Corp.	13,490	1,456,111

Wireless Equipment - 0.7%

Nokia OYJ ADR#	164,940	847,792

Total Long-Term Investment Securities
(cost $83,556,103)		112,085,536

SHORT-TERM INVESTMENT SECURITIES - 0.2%
Registered Investment Companies - 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(1)(2) (cost $245,100)	245,100	245,100

REPURCHASE AGREEMENTS - 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 02/28/2017, to be repurchased 03/01/2017 in the amount of $864,001 collateralized by $875,000 of United States Treasury Bonds, bearing interest at 3.00% due 05/15/2045 and having an approximate value of $882,681 (cost $864,000)	$864,000	864,000

TOTAL INVESTMENTS
(cost $84,665,203)(3)	99.6%	113,194,636
Other assets less liabilities	0.4	471,253

NET ASSETS	100.0%	$113,665,889

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At February 28, 2017, the Fund had loaned securities with a total value of $8,727,979. This was secured by collateral of $245,100, which was received in cash and subsequently invested in short-term investments currently valued at $245,100 as reported in the Portfolio of Investments. Additional collateral of $8,824,205 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$227,578
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	396,760
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	912,973
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	931,455
United States Treasury Notes/Bonds	zero coupon to 8.75%	04/15/2017 to 11/15/2046	6,355,439

(2)	The rate shown is the 7-day yield as of February 28, 2017.
(3)	See Note 4 for cost of investments on a tax basis.
ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$112,085,536	$—	$—	$112,085,536
Short-Term Investment Securities	245,100	—	—	245,100
Repurchase Agreements	—	864,000	—	864,000

Total Investments at Value	$112,330,636	$864,000	$—	$113,194,636

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - February 28, 2017 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of February 28, 2017, is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

For the Government Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (‘‘OTC’’) market are valued based at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. The Growth Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund, Core Equity Fund, Dynamic Allocation Fund, Emerging Economies Fund, Global Social Awareness Fund, Growth Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. The Growth & Income Fund used futures contracts to increase or decrease exposure to equity or bond markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund and Health Sciences Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Transactions in options written during the period ended February 28, 2017 are summarized as follows:

	Written Options
	Dynamic Allocation		Health Sciences
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options Outstanding as of May 31, 2016	76,000	$672,494	849	$627,823
Options Written	901,000	8,602,389	158	92,279
Options terminated in closing purchase transactions	907,000	8,660,167	—	—
Options exercised	—	—	715	463,034
Options expired	—	—	292	257,068

Options Outstanding as of February 28, 2017	70,000	$614,716	0	$0

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

The following tables represent the value of derivatives held as of February 28, 2017, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of February 28, 2017, please refer to the schedule following each Fund’s Portfolio of Investments.

	Asset Derivatives
	Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts(3)	Options Purchased(2)	Forward Foreign Currency Contracts(1)	Total
Asset Allocation	$30,780	$—	$—	$30,780
Dynamic Allocation	—	1,461,347	—	1,461,347
Global Strategy	—	—	3,053,009	3,053,009

	Liability Derivatives
	Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts(3)	Options Written(2)	Forward Foreign Currency Contracts(1)	Total
Asset Allocation	$100,946	$—	$—	$100,946
Core Equity	2,200	—	—	2,200
Dynamic Allocation	253,652	687,993	—	941,645
Global Social Awareness	44,550	—	—	44,550
Global Strategy	—	—	1,083,209	1,083,209
Growth	—	—	33,515	33,515
Growth & Income	3,850	—	—	3,850
International Equities Index	112,450	—	—	112,450
Mid Cap Index	2,908,800	—	—	2,908,800
Nasdaq-100® Index	40,870	—	—	40,870
Small Cap Index	2,291,880	—	—	2,291,880
Stock Index	340,175	—	—	340,175

Statement of Assets and Liabilities Location:

(1)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments
(2)	Reported at value on the Portfolio of Investments
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)	Fund	Cumulative Appreciation (Depreciation)
Asset Allocation	$(234,042)	International Equities Index	$1,779,935
Core Equity	34,358	Mid Cap Index	8,684,454
Dynamic Allocation	3,167,547	Nasdaq-100® Index	583,994
Global Social Awareness	753,484	Small Cap Index	1,586,614
Growth & Income	62,457	Stock Index	5,629,362

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VALIC Co. I or VALIC Co. II Funds and securities issued by American International Group, Inc. or an affiliate thereof. During the period ended February 28, 2017, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 05/31/2016	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value 2/28/2017
VALIC Co. I Blue Chip Growth Fund	$9,656,837	$—	$915,616	$980,776	$1,454,527	$202,783	$95,589	$9,481,458
VALIC Co. I Broad Cap Value Income Fund	10,198,859	153,063	317,994	536,239	1,480,215	284,069	880,707	10,419,659
VALIC Co. I Capital Conservation Fund	13,382,737	318,265	15,502	1,925,065	1,283,677	(19,480)	(305,881)	13,698,764
VALIC Co. I Dividend Value Fund	6,233,249	191,127	825,693	4,581,596	1,156,209	82,879	377,305	10,118,820
VALIC Co. I Emerging Economies Fund	4,863,913	46,438	—	266,196	2,576,068	(549,077)	1,107,211	3,112,175
VALIC Co. I Foreign Value Fund	10,283,647	172,543	—	231,308	2,598,195	(544,072)	1,549,796	8,922,484
VALIC Co. I Global Real Estate Fund	2,067,658	84,533	104,188	501,757	426,043	(31,027)	(98,410)	2,013,935
VALIC Co. I Government Securities Fund	8,089,267	186,379	—	1,244,877	1,212,268	3,168	(289,335)	7,835,709
VALIC Co. I Growth & Income Fund	4,148,954	49,503	129,086	204,662	502,086	112,924	269,059	4,233,513
VALIC Co. I Growth Fund	10,055,419	82,911	705,299	853,392	880,215	(1,040)	360,625	10,388,181
VALIC Co. I Inflation Protected Fund	2,057,368	5,149	2,998	121,183	177,613	(5,164)	39,594	2,035,368
VALIC Co. I International Equities Fund	4,998,586	132,530	—	165,121	440,108	(24,694)	178,277	4,877,182
VALIC Co. I International Government Bond Fund	2,150,796	—	—	13,036	174,473	(13,539)	(1,265)	1,974,555
VALIC Co. I International Growth Fund	9,917,764	134,167	—	592,932	1,598,195	(170,299)	155,521	8,897,723
VALIC Co. I Large Cap Core Fund	8,276,564	79,090	616,352	747,587	829,172	(157,808)	337,871	8,375,042
VALIC Co. I Large Capital Growth Fund	8,115,300	57,906	265,145	375,197	704,172	(112,032)	500,273	8,174,566
VALIC Co. I Mid Cap Index Fund	4,137,185	50,331	—	421,056	527,086	56,724	207,758	4,295,637
VALIC Co. I Stock Index Fund	30,341,539	486,557	1,427,229	2,109,331	2,640,645	356,656	1,868,652	32,035,533
VALIC Co. I Value Fund	10,310,155	170,693	—	235,874	1,480,215	379,847	712,626	10,158,287
VALIC Co. II Capital Appreciation Fund	6,059,909	—	—	639,130	553,817	131,717	412,228	6,689,167
VALIC Co. II Core Bond Fund	15,122,528	—	—	997,794	1,342,871	45,806	141,699	14,964,956
VALIC Co. II High Yield Bond Fund	2,973,093	—	—	19,555	264,065	(6,633)	277,879	2,999,829
VALIC Co. II Mid Cap Growth Fund	2,143,173	—	—	13,036	351,043	(101,358)	341,304	2,045,112
VALIC Co. II Mid Cap Value Fund	2,056,580	—	—	13,036	176,043	(35,590)	335,304	2,193,287
VALIC Co. II Small Cap Growth Fund	4,131,419	—	—	26,073	877,086	12,050	908,016	4,200,472
VALIC Co. II Small Cap Value Fund	4,359,202	—	—	26,073	1,452,086	(123,221)	994,445	3,804,413
VALIC Co. II Strategic Bond Fund	6,242,521	—	—	232,692	1,646,109	(36,661)	301,498	5,093,941

	$202,374,222	$2,401,185	$5,325,104	$18,074,574	$28,804,302	$(263,072)	$11,658,346	$203,039,768

Stock Index Fund

Security	Value at 05/31/2016	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/28/2017
American International Group, Inc. Common Stock	$14,832,387	$228,996	$—	$—	$2,858,824	$1,262,130	$66,251	$13,301,944

Note 4. Federal Income Taxes

As of February 28, 2017, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$167,267,391	$8,658,823	$(3,074,778)	$5,584,045
Blue Chip Growth	405,725,694	241,711,749	(6,939,225)	234,772,524
Broad Cap Value Income	44,624,409	15,005,236	(1,123,261)	13,881,975
Capital Conservation	219,317,812	2,496,284	(2,195,843)	300,441
Core Equity	196,174,965	57,247,872	(7,061,852)	50,186,020
Dividend Value	692,019,790	120,019,507	(12,850,523)	107,168,984
Dynamic Allocation	247,202,530	8,633,361	(5,290,703)	3,342,658
Emerging Economies	620,460,982	115,050,421	(18,372,078)	96,678,343
Foreign Value	858,615,690	94,146,779	(81,212,958)	12,933,821
Global Real Estate	418,356,845	23,205,289	(26,412,432)	(3,207,143)
Global Social Awareness	360,637,645	68,572,363	(26,027,718)	42,544,645
Global Strategy	392,705,393	54,786,987	(24,097,398)	30,689,589
Government Money Market I	355,240,783	—	—	—
Government Securities	142,152,196	2,513,613	(1,465,980)	1,047,633
Growth	850,286,043	131,792,718	(12,638,671)	119,154,047
Growth & Income	94,925,633	25,737,496	(1,633,692)	24,103,804
Health Sciences	667,820,823	153,750,360	(31,232,609)	122,517,751
Inflation Protected	550,637,855	18,025,258	(7,335,007)	10,690,251
International Equities Index	1,120,106,563	105,116,550	(131,950,093)	(26,833,543)
International Government Bond*	200,738,656	2,675,973	(6,985,363)	(4,309,390)
International Growth	376,865,515	52,017,311	(19,187,883)	32,829,428
Large Cap Core	138,778,073	25,287,656	(861,144)	24,426,512
Large Capital Growth	328,217,785	79,068,289	(5,776,607)	73,291,682
Mid Cap Index	2,689,840,992	1,135,057,406	(172,183,890)	962,873,516
Mid Cap Strategic Growth	219,717,156	41,585,816	(3,589,602)	37,996,214
Nasdaq-100® Index	187,403,463	178,039,761	(3,584,532)	174,455,229
Science & Technology	898,198,668	182,017,780	(33,431,796)	148,585,984
Small Cap Aggressive Growth	105,441,665	20,511,593	(3,757,970)	16,753,623
Small Cap	267,353,434	80,215,852	(18,912,623)	61,303,229
Small Cap Index	1,037,569,102	403,652,003	(97,766,310)	305,885,693
Small Cap Special Values	266,952,318	50,661,721	(14,715,802)	35,945,919
Small-Mid Growth	98,404,679	14,201,364	(2,069,908)	12,131,456
Stock Index	2,437,027,219	2,176,921,970	(100,769,531)	2,076,152,439
Value	84,875,135	32,572,245	(4,252,744)	28,319,501

*	The tax adjustments for International Government Bond Fund are for the 12 months ended September 30, 2016.

ADDITIONAL INFORMATION

Additional information is available in the VALIC Company I’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	April 28, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	April 28, 2017